UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803
Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2012 – February 28, 2013
Item 1: Reports to Shareholders

Semiannual Report | February 28, 2013

Vanguard Explorer ValueTM Fund

> For the six months ended February 28, 2013, Vanguard Explorer Value Fund returned 17.50%.

> The fund outperformed both its benchmark index and the average return of small-capitalization value funds for the period.

> Gains were broad-based for the fund, with seven sectors posting double-digit returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	23
Trustees Approve Advisory Agreements.	25
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard Explorer Value Fund	17.50%
Russell 2500 Value Index	16.17
Small-Cap Value Funds Average	15.02
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$23.44	$26.73	$0.290	$0.444

1

Chairman’s Letter

Dear Shareholder,

As investors gravitated toward riskier assets, U.S. stocks rose across the board in the six months ended February 28, 2013, with small- and mid-capitalization value stocks gaining more than their large-cap and growth counterparts. Vanguard Explorer Value Fund returned 17.50%, outpacing its benchmark, the Russell 2500 Value Index, by more than 1 percentage point and the average return of its peers by more than 2 percentage points.

Holdings in financials and industrials, which together accounted for almost half of the fund’s assets, were the largest contributors to overall returns. Smaller positions in health care, consumer staples, and consumer discretionary also did well, but the fund’s overweight allocation to information technology hurt performance.

On April 3, we announced that the Explorer Value Fund would open to institutional clients who invest directly with Vanguard. These clients are now able to establish new accounts and make additional purchases in the fund. After consulting with the fund’s advisors, we are confident that the fund can accommodate additional assets.

Stocks overcame concerns en route to substantial gains

Stocks worldwide strongly advanced over the six months ended February 28, though uncertainty both at home and abroad periodically stalked the markets. International equities eclipsed their U.S.

counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

For the U.S. economy, worrisome signs included stubbornly high unemployment, a drop in fourth-quarter GDP growth, and successive budget crises—namely the narrowly averted “fiscal cliff” and the impending enactment of extensive, automatic spending cuts (known as the sequester). Investors took heart, though, from the Federal Reserve’s continuing stimulus program, from solid corporate earnings, and from a housing market seemingly on the mend. Those factors helped drive the U.S. stock market up by nearly 10%.

Market Barometer

	Total Returns
	Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

Bonds finished flat as yields remained low

The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Small- and mid-caps rode high as investors embraced risk

Investors increasingly took a glass-half-full view of the U.S. economy during the six-month period. That fueled demand for stocks of small- and mid-cap companies in particular, as their business models tend to be more sensitive to the economic

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.63%	1.40%

The fund expense ratio shown is from the prospectus dated December 21, 2012, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2013, the fund’s annualized expense ratio was 0.60%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Small-Cap Value Funds.

4

cycle. Returns for nine of the ten sectors represented in Vanguard Explorer Value Fund ranged from about 9% to about 25%.

Financials, with the largest allocation in the fund, returned nearly 24%. These stocks, which had fallen out of favor amid the European debt crisis and growing regulatory concerns, regained their allure thanks to improving balance sheets, declining loan losses, and an uptick in lending. Despite the benchmark’s greater weighting in financials, the fund handily beat the benchmark’s return of about 15% for the sector, largely because of the advisors’ selections among insurance, regional bank, and consumer finance stocks.

Industrials, an overweight position for the fund, also produced a hefty return—almost 25%—in part from holdings concentrated among machinery and construction stocks. Explorer Value’s health care, consumer staples, and consumer discretionary sectors each produced returns topping 20%, but their far lighter weightings meant that their impact on the fund’s overall result was more limited.

The advisors’ security selection in information technology had mixed results, with strong gains from a few communications equipment and internet services stocks but some missed opportunities in semiconductors. So while IT stocks returned about

10% for both Explorer Value and its benchmark, the fund’s outsized allocation held back the fund’s return.

Telecommunication services was the only market area with a negative return for the fund. But the sector constituted less than 1% of the fund’s assets, so the effect on overall performance was negligible.

Low cost and talent drive successful active management

Investors sometimes ask whether it’s a contradiction that Vanguard, a champion of index investing, offers actively managed mutual funds. To understand how active funds fit into our philosophy, consider for a moment why indexing has proved its mettle: It’s a generally low-cost, tax-efficient way to build a diversified portfolio that lets you keep more of your fund’s returns. Because index funds seek to track the overall market or a segment of it, they typically cost much less to run than funds that are actively managed in an effort to outperform the market. And the less you pay for a fund, the more of its returns come back to you.

The same principle—low cost—drives our approach to active funds. The other essential ingredient is talent. Some wonder how we can afford to hire top active managers when we place such importance on keeping investing costs low. The answer lies in five key characteristics of Vanguard’s

5

structure and culture—our mutual ownership, our large scale, performance incentives aligned with investors’ interests, a long-term perspective, and a rigorous oversight process, which I lead. (You can read more about our approach in The Case for Vanguard Active Management: Solving the Low-Cost/Top-Talent Paradox? at vanguard.com/research.)

These enduring advantages don’t guarantee outperformance, of course. Even in those cases where an active stock fund outperforms over long periods, it doesn’t necessarily mean that investors earned more than the index results every year—or even every decade. And investors have no way of knowing beforehand which funds will outperform.

But for those willing to accept the greater risks that come with active investing, we believe Vanguard’s combination of talented advisors and low costs may improve the odds.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 3, 2013

6

Advisors’ Report

For the half-year ended February 28, 2013, Vanguard Explorer Value Fund returned 17.50%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the half-year and of how their portfolio positioning reflects this assessment. (Please note that the Frontier and Sterling discussions refer to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on March 14, 2013.

Frontier Capital Management Co., LLC

Portfolio Managers:
Thomas W. Duncan, Jr.,
Senior Vice President

William A. Teichner, CFA,
Senior Vice President

Our portion of the fund benefited from both stock selection and sector allocation. Stock selection was particularly strong

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Cardinal Capital Management,	32	50	The advisor seeks stocks that are able to generate
L.L.C.			excess cash flow and reinvest the cash to increase
			shareholder value.
Frontier Capital Management Co.,	32	50	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to earnings ratios.
Sterling Capital Management LLC	32	50	The advisor searches for stocks of quality companies
			selling at large discounts compared with their
			underlying value. It defines quality stocks as those that
			generate considerable cash flow, reinvest in
			opportunities with attractive returns, and have a
			competitive advantage within their business sector.
Cash Investments	4	6	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

within financial services, health care, producer durables, and materials and processing.

During the period, the portfolio’s ten best-contributing stocks were spread over six sectors: three companies in materials and processing, two stocks each in producer durables and financial services, and three in other sectors. These ten stocks added an average of about 80 basis points each to performance. (One basis point equals one-hundredth of a percentage point.)

The strongest contributor was Bonanza Creek Energy, an oil and natural gas exploration company with operations in Colorado and Arkansas. The company reported strong year-over-year growth in production, revenues, and earnings, and its stock contributed about 110 basis points to performance.

Our ten largest detractors were spread over five sectors, with four holdings in technology, two stocks each in energy and consumer discretionary, and two in other sectors. These ten stocks reduced performance by an average of about 10 basis points each.

The most significant detractor was Jabil Circuit, a major worldwide provider of manufacturing services for companies in various industries. Its stock subtracted about 30 basis points from performance. Jabil reported weaker-than-expected earnings for its fiscal 2012 fourth quarter and provided guidance for fiscal 2013 that was below consensus expectations. Its management attributed the lackluster results and forecast to a challenging macroeconomic climate and temporary issues associated with ramping up production for a large customer’s product launch. We continue to hold the stock, which is inexpensive and offers potential earnings growth in coming years.

During the period, we bought nine new stocks, spread over four sectors, and we sold eight holdings, spread over six. As is typical for Frontier, we made the changes for company-specific reasons rather than because of top-down positioning.

Through last autumn, the stock market remained volatile as investors worried about the pending “fiscal cliff.” But the market rose early in 2013 after Congress passed a limited tax-rate plan and investors gained optimism about the new year.

Cardinal Capital Management, L.L.C.

Portfolio Managers:
Amy K. Minella, Managing Partner

Robert B. Kirkpatrick, CFA,
Managing Partner

Eugene Fox III, Managing Partner

For the six months ended February 28, 2013, relative performance was hurt by stock selection in two sectors, as well as by our holding in cash during a rising market. Performance was solid overall, however.

8

The strong gains of domestic equities were consistent with a more optimistic view of the U.S. economy, as cyclical stocks posted the strongest returns and more defensive stocks lagged. The economy kept growing at a modest pace as lower gasoline prices, higher home prices, the steady equity market, and historically low interest rates underpinned consumer confidence. Nonetheless, the growth was restrained, unemployment was still high, and no consensus was reached to get the federal budget deficit under control.

Stock selection in industrials and information technology hampered performance. Shares of Atlas Air Worldwide, an international provider of air freight services, dropped as the company lowered its forecast, expecting a softer peak season. The stock of IAC/InterActiveCorp, a leading online search and personals company, declined as investors grew skeptical that the company could maintain high growth rates at its Ask.com subsidiary. Growth rates at another subsidiary, Match.com, remained muted by IAC’s 2011 acquisition of Meetic.com, a leading European dating site.

Stock selection in the financial and consumer discretionary sectors contributed to relative performance. Shares of Nelnet, a student-loan servicer and legacy student-loan portfolio, performed strongly as management announced it would complete substantial loan purchases and pay shareholders a special dividend. Virgin Media, a British cable operator, raised prices and announced a share buyback of 1 billion pounds (about $1.5 billion). Its stock price moved even higher in February when Liberty Global announced it was acquiring Virgin Media at a 24% premium.

Our investment outlook remains cautiously optimistic. We’re cautious because of Europe’s continuing economic woes and because of U.S. political challenges and spending cuts. We’re optimistic because several positive trends should support the U.S. market, including continued easing of monetary policy, improvement in the housing market, lower energy prices, and tame inflation.

Furthermore, companies have record levels of cash, and a rebound in mergers and acquisitions should boost corporate earnings growth. As business confidence and credit markets have improved, some of the management teams of companies we’re invested in have used their free cash flow and debt capacity to make value-adding acquisitions and repurchase shares. These actions will benefit 2013 results and bode well for the future.

Sterling Capital Management LLC

Portfolio Managers:
Eduardo A. Brea, CFA, Managing Director

Timothy P. Beyer, CFA, Managing Director

Stock selection lifted the relative performance of our portion of the fund during the six-month period; sector allocation had a

9

virtually neutral effect. We remain underweighted in industries delivering higher yields, such as utilities and REITs. Returns for both those industries lagged the overall benchmark return.

Financials proved our most rewarding sector. Popular Inc., a bank, and title insurer First American Financial participated in a resurgence in housing sales and higher home prices. NetSpend Holdings, a provider of prepaid debit cards, announced that Total System Services would acquire it for $16 a share, a significant premium to the price we paid for our shares.

Consumer discretionary was the largest detractor. Our stocks in this sector were up 15% in the aggregate, lagging the strong 21% return the sector posted for the benchmark index. Maidenform Brands, Harman International, and Regis Corporation led the decliners. All these businesses have market-leading positions and strong balance sheets and generate large amounts of cash.

Our approach in the small- and mid-capitalization value segment is fundamental, bottom-up, and value-oriented. It is an “intrinsic value approach” to investing that emphasizes free cash flow, balance-sheet strength, return on invested capital, sustainable competitive advantages, and quality, shareholder-friendly management.

The equity capital markets are heating up, as are mergers and acquisitions. Although the challenges are clear—the budget sequester, continued economic weakness in the United States and Europe, and mixed signals from China and other emerging markets—we believe that businesses with strong balance sheets and free cash flow will be able to adjust to the environment and prosper.

10

Explorer Value Fund

Fund Profile
As of February 28, 2013

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	183	1,783	3,593
Median Market Cap	$2.0B	$3.0B	$38.3B
Price/Earnings Ratio	17.5x	19.6x	17.4x
Price/Book Ratio	1.5x	1.5x	2.2x
Return on Equity	9.8%	6.8%	16.7%
Earnings Growth Rate	4.7%	2.7%	9.3%
Dividend Yield	1.6%	2.0%	2.1%
Foreign Holdings	1.2%	0.0%	0.0%
Turnover Rate		—
(Annualized)	46%		—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.63%	—	—
30-Day SEC Yield	0.85%	—	—
Short-Term Reserves	6.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	9.4%	11.5%	12.2%
Consumer Staples	2.1	2.2	9.5
Energy	5.2	7.3	10.3
Financials	30.2	33.3	17.2
Health Care	6.1	6.3	12.0
Industrials	17.4	13.9	11.2
Information Technology	22.4	9.4	17.6
Materials	4.7	6.7	3.9
Telecommunication
Services	0.4	1.0	2.6
Utilities	2.1	8.4	3.5

Ten Largest Holdings (% of total net assets)
Aspen Insurance	Property & Casualty
Holdings Ltd.	Insurance	1.9%
Endurance Specialty
Holdings Ltd.	Reinsurance	1.8
Global Payments Inc.	Data Processing &
	Outsourced Services	1.5
Leucadia National Corp.	Multi-Sector Holdings	1.2
ValueClick Inc.	Internet Software &
	Services	1.2
Six Flags Entertainment
Corp.	Leisure Facilities	1.2
Loral Space &	Communications
Communications Inc.	Equipment	1.1
j2 Global Inc.	Internet Software &
	Services	1.1
Teledyne Technologies	Aerospace &
Inc.	Defense	1.1
CYS Investments Inc.	Mortgage REITs	1.1
Top Ten		13.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 21, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.60%.

11

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 30, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Explorer Value Fund	3/30/2010	18.66%	11.61%

See Financial Highlights for dividend and capital gains information.

12

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (93.0%)[1]
Consumer Discretionary (8.6%)
	Six Flags Entertainment
	Corp.	27,400	1,831
	Meredith Corp.	40,050	1,683
	Interpublic Group of
	Cos. Inc.	119,100	1,522
	Cinemark Holdings Inc.	44,100	1,226
*	Ascena Retail Group Inc.	69,850	1,173
	Newell Rubbermaid Inc.	31,593	737
	Regis Corp.	35,900	647
*	Kirkland’s Inc.	52,300	609
	Harman International
	Industries Inc.	13,000	552
*	Crocs Inc.	35,000	531
*	Maidenform Brands Inc.	25,900	497
	Signet Jewelers Ltd.	7,800	477
	Bob Evans Farms Inc.	10,700	435
	Universal Technical
	Institute Inc.	33,500	391
*	Modine Manufacturing Co.	34,300	283
*	Quiksilver Inc.	43,500	272
	International Speedway
	Corp. Class A	8,800	265
	Chico’s FAS Inc.	13,397	227
*	Cambium Learning Group Inc.	58,100	71
			13,429
Consumer Staples (1.9%)
	JM Smucker Co.	7,300	696
	Inter Parfums Inc.	25,073	628
	Herbalife Ltd.	13,700	552
	Energizer Holdings Inc.	5,800	533
	Cott Corp.	52,900	505
*	Crimson Wine Group Ltd.	6,880	56
			2,970
Energy (4.8%)
*	Bonanza Creek Energy Inc.	43,500	1,472
	World Fuel Services Corp.	24,900	947
*	Concho Resources Inc.	8,500	765
*	Oasis Petroleum Inc.	19,700	723

	SM Energy Co.	11,133	644
*	Forest Oil Corp.	100,100	581
*	Carrizo Oil & Gas Inc.	24,648	579
*	Rex Energy Corp.	39,500	532
*	Comstock Resources Inc.	31,510	445
*	Resolute Energy Corp.	43,600	444
	Tidewater Inc.	6,000	284
			7,416
Financials (28.5%)
	Aspen Insurance
	Holdings Ltd.	83,636	2,999
	Endurance Specialty
	Holdings Ltd.	64,500	2,841
	Leucadia National Corp.	70,500	1,896
	CYS Investments Inc.	144,000	1,708
	CapitalSource Inc.	181,000	1,629
*	Popular Inc.	57,320	1,600
	Medical Properties
	Trust Inc.	104,800	1,522
	Cash America
	International Inc.	28,700	1,453
*	E*TRADE Financial Corp.	125,200	1,341
	Willis Group Holdings plc	29,500	1,123
	Washington Federal Inc.	62,200	1,092
	Selective Insurance
	Group Inc.	47,110	1,048
	Nelnet Inc. Class A	31,500	1,045
	HCC Insurance Holdings Inc.	25,273	1,011
	Ares Capital Corp.	51,800	959
	Assured Guaranty Ltd.	50,200	937
	StanCorp Financial Group Inc. 23,300		928
*	Navigators Group Inc.	15,780	886
*	Affiliated Managers
	Group Inc.	5,900	863
	Argo Group International
	Holdings Ltd.	22,572	857
	Flushing Financial Corp.	53,470	845
	Renasant Corp.	37,121	817
	Starwood Property Trust Inc.	29,000	811
	First Community
	Bancshares Inc.	49,694	776

13

Explorer Value Fund

			Market
			Value
		Shares	($000)
	WSFS Financial Corp.	16,206	770
	National Retail
	Properties Inc.	21,494	740
	EPR Properties	14,700	717
	First Citizens BancShares
	Inc. Class A	3,950	709
	Lincoln National Corp.	22,800	674
*	NetSpend Holdings Inc.	42,175	669
*	Pinnacle Financial
	Partners Inc.	29,847	648
	First Midwest Bancorp Inc.	50,900	636
	Parkway Properties Inc.	36,100	610
*	Investment Technology
	Group Inc.	49,300	597
	Raymond James
	Financial Inc.	12,954	568
	Campus Crest
	Communities Inc.	45,307	568
	Cousins Properties Inc.	58,100	565
	Ramco-Gershenson
	Properties Trust	33,800	534
*	Alexander & Baldwin Inc.	14,725	519
	Hancock Holding Co.	17,140	518
*	PHH Corp.	24,100	506
*	American Capital Ltd.	35,400	495
*	Howard Hughes Corp.	6,400	491
	BancorpSouth Inc.	31,300	479
	First Horizon National Corp.	44,504	473
	Assurant Inc.	10,400	437
*	Texas Capital
	Bancshares Inc.	7,540	319
	Granite REIT	1,850	71
			44,300
Health Care (5.5%)
	Omnicare Inc.	38,700	1,442
*	VCA Antech Inc.	45,200	993
	Cooper Cos. Inc.	9,084	963
*	Laboratory Corp. of
	America Holdings	10,600	939
*	Life Technologies Corp.	15,600	907
	Teleflex Inc.	11,100	888
*	Allscripts Healthcare
	Solutions Inc.	64,800	824
*	Symmetry Medical Inc.	61,200	638
*	Covance Inc.	9,300	619
*	Globus Medical Inc.	26,500	383
			8,596
Industrials (16.2%)
*	Teledyne Technologies Inc.	23,242	1,710
	KAR Auction Services Inc.	73,600	1,562
*	Atlas Air Worldwide
	Holdings Inc.	32,625	1,540
*	Saia Inc.	39,626	1,273
	Altra Holdings Inc.	40,185	1,034
	UTi Worldwide Inc.	65,000	990
	Celadon Group Inc.	47,788	952

	Belden Inc.	18,600	937
*	FTI Consulting Inc.	26,100	907
*	MRC Global Inc.	28,730	883
*	AerCap Holdings NV	53,350	828
	Equifax Inc.	14,400	794
	Lennox International Inc.	12,810	757
*	Clean Harbors Inc.	14,300	736
	Carlisle Cos. Inc.	9,610	652
	Interface Inc. Class A	34,527	632
*	B/E Aerospace Inc.	11,693	615
	Encore Wire Corp.	18,290	598
	Snap-on Inc.	7,435	597
*	Orbital Sciences Corp.	38,845	574
	Briggs & Stratton Corp.	23,400	572
*	MasTec Inc.	17,300	521
*	Columbus McKinnon Corp.	25,505	500
	Kaman Corp.	14,200	496
*	WABCO Holdings Inc.	6,826	469
*	Wabash National Corp.	48,900	466
	HNI Corp.	13,376	422
*	DXP Enterprises Inc.	6,749	420
	Harsco Corp.	17,500	420
	Mine Safety Appliances Co.	6,800	319
	Primoris Services Corp.	16,600	311
*	Furmanite Corp.	47,585	284
*	EnergySolutions Inc.	72,700	270
*	WESCO International Inc.	3,576	264
*	Beacon Roofing Supply Inc.	7,133	263
*	CRA International Inc.	11,122	246
	Apogee Enterprises Inc.	9,380	242
*	Accuride Corp.	56,220	228
			25,284
Information Technology (21.0%)
	Global Payments Inc.	47,100	2,271
*	ValueClick Inc.	71,100	1,896
	Loral Space &
	Communications Inc.	29,800	1,736
	j2 Global Inc.	48,400	1,727
	Convergys Corp.	87,700	1,455
*	Skyworks Solutions Inc.	63,900	1,361
	IAC/InterActiveCorp	33,400	1,361
	InterDigital Inc.	29,800	1,323
	DST Systems Inc.	19,325	1,313
*	ACI Worldwide Inc.	24,800	1,136
	EarthLink Inc.	193,300	1,123
	Lexmark International Inc.
	Class A	49,400	1,088
*	Itron Inc.	24,700	1,039
*	Symantec Corp.	43,500	1,020
*	Sykes Enterprises Inc.	67,100	997
	Lender Processing
	Services Inc.	36,400	894
	Fidelity National Information
	Services Inc.	19,300	727
	Black Box Corp.	29,700	720
*	Insight Enterprises Inc.	37,240	716

14

Explorer Value Fund

			Market
			Value
		Shares	($000)
*	ON Semiconductor Corp.	88,520	708
*	Advanced Energy
	Industries Inc.	36,890	665
*	Fairchild Semiconductor
	International Inc. Class A	44,890	640
	Jabil Circuit Inc.	33,317	624
	Broadridge Financial
	Solutions Inc.	26,000	597
*	Ingram Micro Inc.	31,500	594
	MTS Systems Corp.	10,800	583
	CA Inc.	23,600	578
*	Orbotech Ltd.	53,400	513
*	Virtusa Corp.	23,970	502
*	Dice Holdings Inc.	50,750	489
*	Pericom Semiconductor
	Corp.	69,515	488
	Western Union Co.	33,800	474
*	CIBER Inc.	99,200	441
	Harris Corp.	7,900	380
	Littelfuse Inc.	4,608	305
*	Progress Software Corp.	10,600	239
			32,723
Materials (4.3%)
	Silgan Holdings Inc.	39,300	1,687
	FMC Corp.	21,900	1,320
	Albemarle Corp.	13,400	872
	Cytec Industries Inc.	10,702	775
*	WR Grace & Co.	9,600	687
	PH Glatfelter Co.	36,110	655
	Eagle Materials Inc.	8,280	532
	Cabot Corp.	5,972	220
			6,748
Telecommunication Services (0.3%)
	NTELOS Holdings Corp.	25,500	318
	Lumos Networks Corp.	19,350	221
			539
Utilities (1.9%)
	Westar Energy Inc.	29,835	925
	Portland General Electric Co.	28,353	842
	Unitil Corp.	18,110	496
	Southwest Gas Corp.	10,045	455
	Piedmont Natural Gas Co. Inc.	5,766	186
			2,904
Total Common Stocks (Cost $119,793)			144,909
Temporary Cash Investments (9.4%)[1]
Money Market Fund (8.9%)
2	Vanguard Market
	Liquidity Fund, 0.143% 13,915,473		13,915

Face		Market
Amount		Value
($000)		($000)
U.S. Government and Agency Obligations (0.5%)
[3,4] Federal Home Loan
Bank Discount Notes,
0.105%, 4/3/13	200	200
[4,5] Freddie Mac Discount
Notes, 0.118%, 3/11/13	500	500
		700
Total Temporary Cash Investments
(Cost $14,615)		14,615
Total Investments (102.4%)
(Cost $134,408)		159,524
Other Assets and Liabilities (-2.4%)
Other Assets		1,052
Liabilities		(4,847)
		(3,795)
Net Assets (100%)
Applicable to 5,826,592 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		155,729
Net Asset Value Per Share		$26.73

15

Explorer Value Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	126,781
Overdistributed Net Investment Income	(215)
Accumulated Net Realized Gains	3,650
Unrealized Appreciation (Depreciation)
Investment Securities	25,116
Futures Contracts	397
Net Assets	155,729

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.2% and 6.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	1,132
Interest[1]	8
Total Income	1,140
Expenses
Investment Advisory Fees—Note B
Basic Fee	228
Performance Adjustment	26
The Vanguard Group—Note C
Management and Administrative	115
Marketing and Distribution	12
Custodian Fees	6
Shareholders’ Reports	3
Total Expenses	390
Net Investment Income	750
Realized Net Gain (Loss)
Investment Securities Sold	4,786
Futures Contracts	525
Realized Net Gain (Loss)	5,311
Change in Unrealized Appreciation (Depreciation)
Investment Securities	15,243
Futures Contracts	125
Change in Unrealized Appreciation (Depreciation)	15,368
Net Increase (Decrease) in Net Assets Resulting from Operations	21,429
1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	750	1,183
Realized Net Gain (Loss)	5,311	891
Change in Unrealized Appreciation (Depreciation)	15,368	12,010
Net Increase (Decrease) in Net Assets Resulting from Operations	21,429	14,084
Distributions
Net Investment Income	(1,492)	(962)
Realized Capital Gain[1]	(2,284)	(5,185)
Total Distributions	(3,776)	(6,147)
Capital Share Transactions
Issued	29,799	25,380
Issued in Lieu of Cash Distributions	3,514	5,669
Redeemed	(18,009)	(31,933)
Net Increase (Decrease) from Capital Share Transactions	15,304	(884)
Total Increase (Decrease)	32,957	7,053
Net Assets
Beginning of Period	122,772	115,719
End of Period[2]	155,729	122,772

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $530,000 and $4,152,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($215,000) and $527,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Financial Highlights

	Six Months			March 16,
	Ended	Year Ended		2010[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.44	$21.94	$18.09	$20.00
Investment Operations
Net Investment Income	.152	.232	.190	.044
Net Realized and Unrealized Gain (Loss) on Investments	3.872	2.476	3.991	(1.954)
Total from Investment Operations	4.024	2.708	4.181	(1.910)
Distributions
Dividends from Net Investment Income	(.290)	(.189)	(.135)	—
Distributions from Realized Capital Gains	(.444)	(1.019)	(.196)	—
Total Distributions	(.734)	(1.208)	(.331)	—
Net Asset Value, End of Period	$26.73	$23.44	$21.94	$18.09

Total Return[2]	17.50%	13.10%	23.04%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$123	$116	$75
Ratio of Total Expenses to Average Net Assets[3]	0.60%	0.59%	0.57%	0.56%[4]
Ratio of Net Investment Income to Average Net Assets	1.29%	1.00%	0.82%	0.55%[4]
Portfolio Turnover Rate	46%	38%	41%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 16, 2010, to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010, at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases of 0.04%, 0.03%, 0.01%, and 0.00%.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

                                                                                                                                       The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented 4% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

Explorer Value Fund

B. Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Sterling Capital Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Sterling Capital Management LLC are subject to quarterly adjustments based on performance since May 31, 2010, relative to the Russell 2000 Value Index, Russell Mid-Cap Value Custom Cap-Range Index, and Russell 2500 Value Index, respectively.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2013, the aggregate investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before an increase of $26,000 (0.04%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $19,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	144,909	—	—
Temporary Cash Investments	13,915	700	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	158.830	700	—
1 Represents variation margin on the last day of the reporting period.

21

Explorer Value Fund

E. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	55	5,006	397

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2013, the cost of investment securities for tax purposes was $134,408,000. Net unrealized appreciation of investment securities for tax purposes was $25,116,000, consisting of unrealized gains of $28,708,000 on securities that had risen in value since their purchase and $3,592,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 28, 2013, the fund purchased $38,240,000 of investment securities and sold $27,787,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	Shares	Shares
	(000)	(000)
Issued	1,170	1,125
Issued in Lieu of Cash Distributions	145	275
Redeemed	(726)	(1,437)
Net Increase (Decrease) in Shares Outstanding	589	(37)

I. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2012	2/28/2013	Period
Based on Actual Fund Return	$1,000.00	$1,175.02	$3.24
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.82	3.01

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.60%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Agreements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory agreements with Cardinal Capital Management, L.L.C. (Cardinal), Frontier Capital Management Co., LLC (Frontier), and Sterling Capital Management LLC (Sterling). The board determined that the retention of the advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board noted the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal believes that a company’s stock price is ultimately determined by its ability to generate excess cash flow and redeploy that cash to enhance shareholder value. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier selects stocks by identifying companies that the advisor believes are underpriced relative to their long-term value. These companies generally are inexpensive in many ways, including price-to-book and price-to-earnings ratios. Frontier has advised a portion of the fund since the fund’s inception.

Sterling. Founded in 1970, Sterling is an investment advisor that manages fixed income and equity portfolios, with the latter focused on small- and mid-sized companies. Sterling uses a value-oriented strategy that seeks to identify stocks of quality companies selling at large discounts compared with the underlying value of the business. Sterling defines quality companies as those that generate considerable cash flow, offer reinvestment opportunities with attractive returns, and enjoy competitive advantages in their business sector. Sterling has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the performance of the fund and each advisor since the fund’s inception, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of the fund’s advisors in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory agreement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

27

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16902 042013

Semiannual Report | February 28, 2013

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

> For the six months ended February 28, 2013, the three Vanguard Russell 1000

Index Funds tightly tracked their benchmark indexes.

> Value stocks outpaced their growth-oriented counterparts as the broad U.S.

stock market returned nearly 10%.

> Financials, industrials, consumer discretionary, and health care stocks were among the strongest performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	8
Russell 1000 Value Index Fund.	21
Russell 1000 Growth Index Fund.	34
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard Russell 1000 Index Fund
Institutional Shares	9.67%
ETF Shares
Market Price	9.62
Net Asset Value	9.65
Russell 1000 Index	9.72
Large-Cap Core Funds Average	9.24
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Value Index Fund
Institutional Shares	13.10%
ETF Shares
Market Price	13.06
Net Asset Value	13.05
Russell 1000 Value Index	13.15
Large-Cap Value Funds Average	11.18
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	6.21%
ETF Shares
Market Price	6.80
Net Asset Value	6.17
Russell 1000 Growth Index	6.23
Large-Cap Growth Funds Average	6.62
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573;
8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market rose in five of the six months for the semiannual period ended February 28, 2013. Large-capitalization stocks, which make up the Russell 1000 Index Funds, lagged their small-cap counterparts. At the same time, information technology, one of the pacesetters of recent years, dropped to the back of the pack as other sectors emerged as leaders.

Amid this reshuffling, the three Vanguard Russell 1000 Index Funds closely tracked their benchmark indexes and delivered returns that ranged from solid to robust. The Russell 1000 Value Index Fund posted the highest return, about 13%, while the Russell 1000 Growth Index Fund returned about 6%. The Russell 1000 Index Fund, a blend of growth and value funds, returned close to 10%.

Stocks overcame concerns en route to substantial gains

Stocks worldwide advanced strongly over the six months ended February 28, though uncertainty at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe,

2

advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse over austerity measures.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat as yields remained low

The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s

Market Barometer

	Total Returns
	Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Value stocks step forward in changing of the guard

Since their launch in September 2010, the three Vanguard Russell 1000 Index Funds have benefited from a stock market that has had more ups than downs. While the investment environment has been mostly hospitable, stocks encountered challenges nearly every step of the way. In this latest six-month period, unlike some reporting periods in the funds’ brief history, value stocks recorded superior returns compared with their growth-oriented brethren.

The financial sector, a traditional mainstay for value stocks, was the top contributor for both the Russell 1000 Value Index Fund and the Russell 1000 Index Fund. Financial

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.08%	0.12%	1.15%
Russell 1000 Value Index Fund	0.08	0.15	1.19
Russell 1000 Growth Index Fund	0.08	0.15	1.28

The fund expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the funds’ annualized expense ratios were: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Russell 1000 Index Fund, Large-Cap Core Funds; for the Russell 1000 Value Index Fund, Large-Cap Value Funds; and for the Russell 1000 Growth Index Fund, Large-Cap Growth Funds.

4

stocks accounted for nearly 5 percentage points of the Russell 1000 Value Index Fund’s return and for more than 2 percentage points of the Russell 1000 Index Fund’s result. And though they had a much smaller weighting in the growth index, financials did give a modest lift to the Russell 1000 Growth Index Fund.

Within the sector, diversified financial services giants benefited from higher capital levels, better lending conditions, and the strengthening of the U.S. housing market. Some of the biggest insurance companies recorded solid results as their diversified business lines, strong underwriting performance, and economies of scale offset a high level of claims related to Hurricane Sandy.

Consumer discretionary stocks delivered healthy returns, too, as consumers and businesses boosted their spending. Media companies, primarily movie and entertainment powerhouses and cable corporations, excelled as advertising and subscription revenue increased. An assortment of specialty retailers (especially home improvement stores), automobile manufacturers, hotels and restaurants, and internet retailers also thrived in the improving environment.

The health care sector also lifted results, as several pharmaceutical giants profited from streamlined operations, diversification of business lines, and improved pipelines of new medicines. Biotechnology firms were aided by new approvals, low exposure to patent expirations, and merger-and-acquisition activity.

Industrial stocks performed well, particularly in the growth fund, as the nation’s factories and farms increased their output in response to demand both at home and abroad. Support was strong across the board; industrial conglomerates, construction and farm machinery manufacturers, aerospace and defense companies, electrical equipment firms, and airlines were among the top contributors.

As I noted earlier, the information technology sector turned from leader to laggard, particularly in the Russell 1000 Growth Index Fund and Russell 1000 Index Fund, where tech stocks have the largest sector weightings. Intense competition has stalled advances in the computer industry, where smartphones and tablets have powered growth over the past few years.

In saving for your future, right now is always the right time

February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for their futures. I know a week devoted to promoting saving isn’t going to generate a lot of excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly where retirement is concerned. How much? The right answer is different for everyone.

The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t

5

afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another “America Saves Week” comes and goes—you’ll thank yourself later. A Vanguard study called Penny Saved, Penny Earned

(available at vanguard.com/research) examined the different levers we employ to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 15, 2013

6

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares	$124.53	$134.99	$1.488	$0.000
ETF Shares	64.29	69.69	0.758	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares	$120.04	$133.86	$1.768	$0.000
ETF Shares	61.49	68.57	0.877	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	$129.59	$136.14	$1.436	$0.000
ETF Shares	67.41	70.82	0.721	0.000

7

Russell 1000 Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRNIX	VONE
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	2.04%	2.00%

Portfolio Characteristics
			DJ U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	992	991	3,593
Median Market Cap	$44.9B	$44.9B	$38.3B
Price/Earnings Ratio	17.0x	17.0x	17.4x
Price/Book Ratio	2.3x	2.3x	2.2x
Return on Equity	17.5%	17.5%	16.7%
Earnings Growth Rate	9.5%	9.5%	9.3%
Dividend Yield	2.1%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary	12.3%	12.3%	12.2%
Consumer Staples	10.0	10.0	9.5
Energy	10.4	10.4	10.3
Financials	16.6	16.6	17.2
Health Care	12.0	12.0	12.0
Industrials	11.0	11.0	11.2
Information Technology	17.6	17.6	17.6
Materials	3.8	3.8	3.9
Telecommunication
Services	2.8	2.8	2.6
Utilities	3.5	3.5	3.5

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.7%
Apple Inc.	Computer Hardware	2.7
General Electric Co.	Industrial
	Conglomerates	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Microsoft Corp.	Systems Software	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Procter & Gamble Co.	Household Products	1.3
Google Inc. Class A	Internet Software &
	Services	1.3
Top Ten		16.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

8

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	10/15/2010	16.33%	11.49%
ETF Shares	9/20/2010
Market Price		16.26	12.61
Net Asset Value		16.30	12.64
See Financial Highlights for dividend and capital gains information.

9

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Comcast Corp. Class A	110,363	4,391	0.7%
Home Depot Inc.	62,948	4,312	0.7%
Walt Disney Co.	73,471	4,011	0.7%
McDonald’s Corp.	41,787	4,007	0.6%
Amazon.com Inc.	14,852	3,925	0.6%
News Corp. Class A	86,131	2,481	0.4%
Consumer Discretionary—Other †		55,096	8.6%
		78,223	12.3%
Consumer Staples
Procter & Gamble Co.	112,662	8,583	1.3%
Philip Morris International Inc.	70,021	6,424	1.0%
Coca-Cola Co.	159,498	6,176	1.0%
Wal-Mart Stores Inc.	69,496	4,919	0.8%
PepsiCo Inc.	64,213	4,865	0.8%
Altria Group Inc.	83,679	2,807	0.4%
CVS Caremark Corp.	52,637	2,691	0.4%
Consumer Staples—Other †		26,836	4.2%
		63,301	9.9%
Energy
Exxon Mobil Corp.	192,197	17,211	2.7%
Chevron Corp.	81,103	9,501	1.5%
Schlumberger Ltd.	54,806	4,267	0.7%
ConocoPhillips	52,027	3,015	0.5%
Occidental Petroleum Corp.	33,368	2,747	0.4%
Energy—Other †		29,399	4.6%
		66,140	10.4%
Financials
JPMorgan Chase & Co.	156,496	7,656	1.2%
Berkshire Hathaway Inc. Class B	73,241	7,482	1.1%
Wells Fargo & Co.	201,354	7,063	1.1%
Citigroup Inc.	120,539	5,059	0.8%

10

Russell 1000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of America Corp.	442,456	4,969	0.8%
Goldman Sachs Group Inc.	20,302	3,040	0.5%
US Bancorp	77,923	2,648	0.4%
American Express Co.	41,191	2,560	0.4%
Financials—Other †		65,340	10.2%
		105,817	16.5%
Health Care
Johnson & Johnson	112,874	8,591	1.3%
Pfizer Inc.	307,754	8,423	1.3%
Merck & Co. Inc.	125,021	5,342	0.8%
Amgen Inc.	31,927	2,918	0.5%
Gilead Sciences Inc.	62,277	2,660	0.4%
Bristol-Myers Squibb Co.	69,493	2,569	0.4%
Zoetis Inc.	294	10	0.0%
Health Care—Other †		45,782	7.2%
		76,295	11.9%
Industrials
General Electric Co.	435,461	10,111	1.6%
United Technologies Corp.	37,459	3,392	0.5%
3M Co.	28,602	2,975	0.5%
Union Pacific Corp.	19,656	2,695	0.4%
Caterpillar Inc.	26,780	2,474	0.4%
United Parcel Service Inc. Class B	29,774	2,461	0.4%
Industrials—Other †		45,975	7.2%
		70,083	11.0%
Information Technology
Apple Inc.	38,436	16,966	2.7%
International Business Machines Corp.	44,805	8,998	1.4%
Microsoft Corp.	309,413	8,602	1.4%
Google Inc. Class A	10,640	8,525	1.3%
Oracle Corp.	157,099	5,382	0.8%
QUALCOMM Inc.	70,529	4,629	0.7%
Cisco Systems Inc.	219,939	4,586	0.7%
Intel Corp.	206,515	4,306	0.7%
Visa Inc. Class A	21,455	3,404	0.5%
eBay Inc.	47,569	2,601	0.4%
Information Technology—Other †		43,738	6.9%
		111,737	17.5%

Materials †		24,139	3.8%

Telecommunication Services
AT&T Inc.	241,009	8,655	1.4%
Verizon Communications Inc.	116,758	5,433	0.8%
Telecommunication Services—Other †		3,765	0.6%
		17,853	2.8%

Utilities †		22,000	3.4%
Total Common Stocks (Cost $557,808)		635,588	99.5%[1]

11

Russell 1000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund	0.143%	243,467	243	0.0%

3U.S. Government and Agency Obligations†			300	0.1%
Total Temporary Cash Investments (Cost $544)			543	0.1%[1]
Total Investments (Cost $558,352)			636,131	99.6%
Other Assets and Liabilities
Other Assets			4,141	0.6%
Liabilities			(1,397)	(0.2%)
			2,744	0.4%
Net Assets			638,875	100.0%

At February 28, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				561,492
Undistributed Net Investment Income				1,988
Accumulated Net Realized Losses				(2,550)
Unrealized Appreciation (Depreciation)
Investment Securities				77,779
Futures Contracts				166
Net Assets				638,875

Institutional Shares—Net Assets
Applicable to 3,312,820 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				447,214
Net Asset Value Per Share—Institutional Shares				$134.99

ETF Shares—Net Assets
Applicable to 2,750,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				191,661
Net Asset Value Per Share—ETF Shares				$69.69

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and -0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	7,072
Interest[1]	2
Security Lending	7
Total Income	7,081
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative—Institutional Shares	60
Management and Administrative—ETF Shares	64
Marketing and Distribution—Institutional Shares	47
Marketing and Distribution—ETF Shares	19
Custodian Fees	35
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	267
Net Investment Income	6,814
Realized Net Gain (Loss)
Investment Securities Sold	1,869
Futures Contracts	172
Realized Net Gain (Loss)	2,041
Change in Unrealized Appreciation (Depreciation)
Investment Securities	45,659
Futures Contracts	92
Change in Unrealized Appreciation (Depreciation)	45,751
Net Increase (Decrease) in Net Assets Resulting from Operations	54,606
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,814	6,352
Realized Net Gain (Loss)	2,041	(1,237)
Change in Unrealized Appreciation (Depreciation)	45,751	40,081
Net Increase (Decrease) in Net Assets Resulting from Operations	54,606	45,196
Distributions
Net Investment Income
Institutional Shares	(4,671)	(4,470)
ETF Shares	(2,018)	(731)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(6,689)	(5,201)
Capital Share Transactions
Institutional Shares	79,051	123,480
ETF Shares	29,995	126,405
Net Increase (Decrease) from Capital Share Transactions	109,046	249,885
Total Increase (Decrease)	156,963	289,880
Net Assets
Beginning of Period	481,912	192,032
End of Period[1]	638,875	481,912

1 Net Assets—End of Period includes undistributed net investment income of $1,988,000 and $1,863,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Oct. 15,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$124.53	$108.35	$103.49
Investment Operations
Net Investment Income	1.428	2.314	1.348
Net Realized and Unrealized Gain (Loss) on Investments	10.520	16.100	4.569
Total from Investment Operations	11.948	18.414	5.917
Distributions
Dividends from Net Investment Income	(1.488)	(2.234)	(1.057)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.488)	(2.234)	(1.057)
Net Asset Value, End of Period	$134.99	$124.53	$108.35

Total Return	9.67%	17.25%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$447	$334	$178
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.38%	2.10%	1.90%[2]
Portfolio Turnover Rate[3]	4%	36%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$64.29	$55.94	$51.78
Investment Operations
Net Investment Income	.725	1.176	.736
Net Realized and Unrealized Gain (Loss) on Investments	5.433	8.307	3.957
Total from Investment Operations	6.158	9.483	4.693
Distributions
Dividends from Net Investment Income	(.758)	(1.133)	(.533)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.758)	(1.133)	(.533)
Net Asset Value, End of Period	$69.69	$64.29	$55.94

Total Return	9.65%	17.19%	9.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$192	$148	$14
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.06%	1.86%[2]
Portfolio Turnover Rate[3]	4%	36%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

17

Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $82,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

18

Russell 1000 Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	635,588	—	—
Temporary Cash Investments	243	300	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	635,825	300	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	6	2,270	139
E-mini S&P 500 Index	March 2013	26	1,967	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At August 31, 2012, the fund had available capital losses totaling $2,690,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $558,352,000. Net unrealized appreciation of investment securities for tax purposes was $77,779,000, consisting of unrealized gains of $89,370,000 on securities that had risen in value since their purchase and $11,591,000 in unrealized losses on securities that had fallen in value since their purchase.

19

Russell 1000 Index Fund

F. During the six months ended February 28, 2013, the fund purchased $120,063,000 of investment securities and sold $11,863,000 of investment securities, other than temporary cash investments. Purchases include $29,975,000 in connection with in-kind purchases of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	85,470	679	220,283	1,895
Issued in Lieu of Cash Distributions	4,234	33	4,065	36
Redeemed	(10,653)	(82)	(100,868)	(892)
Net Increase (Decrease) —Institutional Shares	79,051	630	123,480	1,039
ETF Shares
Issued	29,995	450	132,510	2,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(6,105)	(100)
Net Increase (Decrease)—ETF Shares	29,995	450	126,405	2,050

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

Russell 1000 Value Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRVIX	VONV
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	2.35%	2.28%

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	697	696	3,593
Median Market Cap	$38.6B	$38.6B	$38.3B
Price/Earnings Ratio	15.3x	15.3x	17.4x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	12.4%	12.4%	16.7%
Earnings Growth Rate	3.6%	3.6%	9.3%
Dividend Yield	2.4%	2.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	13%	—	—
Short-Term Reserves	2.2%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	8.2%	8.2%	12.2%
Consumer Staples	7.3	7.3	9.5
Energy	16.1	16.1	10.3
Financials	27.6	27.6	17.2
Health Care	11.6	11.6	12.0
Industrials	9.2	9.2	11.2
Information Technology	6.6	6.6	17.6
Materials	3.6	3.6	3.9
Telecommunication
Services	3.3	3.3	2.6
Utilities	6.5	6.5	3.5

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	5.2%
General Electric Co.	Industrial
	Conglomerates	3.1
Chevron Corp.	Integrated Oil & Gas	2.9
AT&T Inc.	Integrated
	Telecommunication
	Services	2.6
Pfizer Inc.	Pharmaceuticals	2.6
Procter & Gamble Co.	Household Products	2.4
JPMorgan Chase & Co.	Diversified Financial
	Services	2.3
Berkshire Hathaway Inc. Property & Casualty
Class B	Insurance	2.3
Wells Fargo & Co.	Diversified Banks	2.1
Johnson & Johnson	Pharmaceuticals	2.0
Top Ten		27.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

21

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/10/2010	17.42%	9.37%
ETF Shares	9/20/2010
Market Price		17.47	11.90
Net Asset Value		17.35	11.87

See Financial Highlights for dividend and capital gains information.

22

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	110,450	6,029	0.8%
Comcast Corp. Class A	126,425	5,030	0.6%
Time Warner Inc.	93,926	4,994	0.6%
Ford Motor Co.	366,725	4,624	0.6%
News Corp. Class A	134,401	3,871	0.5%
Target Corp.	61,065	3,845	0.5%
Lowe’s Cos. Inc.	95,544	3,645	0.5%
Consumer Discretionary—Other †		32,316	4.1%
		64,354	8.2%
Consumer Staples
Procter & Gamble Co.	248,512	18,932	2.4%
CVS Caremark Corp.	100,001	5,112	0.7%
Mondelez International Inc. Class A	164,349	4,544	0.6%
Walgreen Co.	84,388	3,455	0.4%
Consumer Staples—Other †		25,269	3.2%
		57,312	7.3%
Energy
Exxon Mobil Corp.	457,442	40,964	5.2%
Chevron Corp.	192,863	22,594	2.9%
ConocoPhillips	123,705	7,169	0.9%
Occidental Petroleum Corp.	79,330	6,531	0.8%
Anadarko Petroleum Corp.	48,887	3,890	0.5%
Phillips 66	61,202	3,853	0.5%
Apache Corp.	38,268	2,842	0.4%
Marathon Petroleum Corp.	33,384	2,767	0.4%
Energy—Other †		35,538	4.5%
		126,148	16.1%
Financials
JPMorgan Chase & Co.	372,421	18,219	2.3%
* Berkshire Hathaway Inc. Class B	174,146	17,791	2.3%
Wells Fargo & Co.	479,335	16,815	2.1%

23

Russell 1000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	286,677	12,032	1.5%
Bank of America Corp.	1,053,436	11,830	1.5%
Goldman Sachs Group Inc.	48,042	7,195	0.9%
US Bancorp	185,159	6,292	0.8%
Morgan Stanley	150,604	3,396	0.4%
PNC Financial Services Group Inc.	51,741	3,228	0.4%
Bank of New York Mellon Corp.	116,607	3,165	0.4%
MetLife Inc.	83,207	2,949	0.4%
Capital One Financial Corp.	56,801	2,899	0.4%
ACE Ltd.	33,179	2,833	0.4%
Financials—Other †		107,741	13.8%
		216,385	27.6%
Health Care
Pfizer Inc.	732,498	20,048	2.6%
Johnson & Johnson	208,153	15,843	2.0%
Merck & Co. Inc.	297,379	12,707	1.6%
UnitedHealth Group Inc.	101,459	5,423	0.7%
Medtronic Inc.	95,230	4,282	0.6%
Eli Lilly & Co.	63,722	3,483	0.4%
Covidien plc	44,802	2,848	0.4%
Health Care—Other †		26,219	3.3%
		90,853	11.6%
Industrials
General Electric Co.	1,036,491	24,067	3.1%
FedEx Corp.	28,932	3,050	0.4%
Industrials—Other †		45,114	5.7%
		72,231	9.2%
Information Technology
Cisco Systems Inc.	523,653	10,918	1.4%
Hewlett-Packard Co.	193,363	3,894	0.5%
Information Technology—Other †		37,076	4.7%
		51,888	6.6%
Materials
Dow Chemical Co.	116,938	3,709	0.4%
Freeport-McMoRan Copper & Gold Inc.	92,866	2,964	0.4%
Materials—Other †		21,874	2.8%
		28,547	3.6%
Telecommunication Services
AT&T Inc.	573,206	20,584	2.6%
Telecommunication Services—Other †		5,312	0.7%
		25,896	3.3%
Utilities
Duke Energy Corp.	68,844	4,767	0.6%
Southern Co.	84,976	3,825	0.5%
Dominion Resources Inc.	55,918	3,131	0.4%
NextEra Energy Inc.	40,770	2,930	0.4%
Utilities—Other †		36,355	4.6%
		51,008	6.5%
Total Common Stocks (Cost $683,200)		784,622	100.0%[1]

24

Russell 1000 Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund	0.143%	17,781,000	17,781	2.3%

3U.S. Government and Agency Obligations†			100	0.0%
Total Temporary Cash Investments (Cost $17,882)			17,881	2.3%[1]
Total Investments (Cost $701,082)			802,503	102.3%
Other Assets and Liabilities
Other Assets			3,939	0.5%
Liabilities			(22,170)	(2.8%)
			(18,231)	(2.3%)
Net Assets			784,272	100.0%

At February 28, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				681,570
Undistributed Net Investment Income				2,713
Accumulated Net Realized Losses				(1,433)
Unrealized Appreciation (Depreciation)
Investment Securities				101,421
Futures Contracts				1
Net Assets				784,272

Institutional Shares—Net Assets
Applicable to 5,295,288 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				708,843
Net Asset Value Per Share—Institutional Shares				$133.86

ETF Shares—Net Assets
Applicable to 1,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				75,429
Net Asset Value Per Share—ETF Shares				$68.57

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	8,951
Interest[1]	2
Security Lending	4
Total Income	8,957
Expenses
The Vanguard Group—Note B
Investment Advisory Services	47
Management and Administrative—Institutional Shares	103
Management and Administrative—ETF Shares	30
Marketing and Distribution—Institutional Shares	71
Marketing and Distribution—ETF Shares	6
Custodian Fees	22
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—ETF Shares	—
Total Expenses	283
Net Investment Income	8,674
Realized Net Gain (Loss)
Investment Securities Sold	1,029
Futures Contracts	83
Realized Net Gain (Loss)	1,112
Change in Unrealized Appreciation (Depreciation)
Investment Securities	72,921
Futures Contracts	(34)
Change in Unrealized Appreciation (Depreciation)	72,887
Net Increase (Decrease) in Net Assets Resulting from Operations	82,673
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,674	9,078
Realized Net Gain (Loss)	1,112	10,755
Change in Unrealized Appreciation (Depreciation)	72,887	37,930
Net Increase (Decrease) in Net Assets Resulting from Operations	82,673	57,763
Distributions
Net Investment Income
Institutional Shares	(8,405)	(6,032)
ETF Shares	(658)	(761)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(9,063)	(6,793)
Capital Share Transactions
Institutional Shares	100,943	330,167
ETF Shares	22,749	15,060
Net Increase (Decrease) from Capital Share Transactions	123,692	345,227
Total Increase (Decrease)	197,302	396,197
Net Assets
Beginning of Period	586,970	190,773
End of Period[1]	784,272	586,970
1 Net Assets—End of Period includes undistributed net investment income of $2,713,000 and $3,102,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Dec. 10,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$120.04	$104.59	$108.03
Investment Operations
Net Investment Income	1.596	2.474	1.239
Net Realized and Unrealized Gain (Loss) on Investments	13.992	15.262	(3.373)
Total from Investment Operations	15.588	17.736	(2.134)
Distributions
Dividends from Net Investment Income	(1.768)	(2.286)	(1.306)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.768)	(2.286)	(1.306)
Net Asset Value, End of Period	$133.86	$120.04	$104.59

Total Return	13.10%	17.23%	-2.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$709	$541	$164
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.68%	2.55%	2.30%[2]
Portfolio Turnover Rate[3]	13%	29%	39%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$61.49	$53.57	$51.46
Investment Operations
Net Investment Income	.796	1.228	.876
Net Realized and Unrealized Gain (Loss) on Investments	7.161	7.833	1.886
Total from Investment Operations	7.957	9.061	2.762
Distributions
Dividends from Net Investment Income	(.877)	(1.141)	(.652)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.877)	(1.141)	(.652)
Net Asset Value, End of Period	$68.57	$61.49	$53.57

Total Return	13.05%	17.17%	5.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75	$46	$27
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.61%	2.48%	2.23%[2]
Portfolio Turnover Rate[3]	13%	29%	39%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

30

Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $96,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Russell 1000 Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	784,622	—	—
Temporary Cash Investments	17,781	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	802,402	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2013	4	303	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At August 31, 2012, the fund had available capital losses totaling $1,797,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $701,082,000. Net unrealized appreciation of investment securities for tax purposes was $101,421,000, consisting of unrealized gains of $111,231,000 on securities that had risen in value since their purchase and $9,810,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Russell 1000 Value Index Fund

F. During the six months ended February 28, 2013, the fund purchased $167,395,000 of investment securities and sold $43,214,000 of investment securities, other than temporary cash investments. Purchases include $22,740,000 in connection with in-kind purchases of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	153,951	1,212	386,895	3,435
Issued in Lieu of Cash Distributions	8,297	67	5,816	53
Redeemed	(61,305)	(489)	(62,544)	(550)
Net Increase (Decrease) —Institutional Shares	100,943	790	330,167	2,938
ETF Shares
Issued	22,749	350	70,502	1,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(55,442)	(950)
Net Increase (Decrease)—ETF Shares	22,749	350	15,060	250

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Russell 1000 Growth Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRGWX	VONG
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.70%	1.63%

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	574	574	3,593
Median Market Cap	$53.2B	$53.2B	$38.3B
Price/Earnings Ratio	19.2x	19.2x	17.4x
Price/Book Ratio	4.3x	4.3x	2.2x
Return on Equity	23.7%	23.7%	16.7%
Earnings Growth Rate	15.3%	15.3%	9.3%
Dividend Yield	1.8%	1.8%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	16.7%	16.8%	12.2%
Consumer Staples	12.9	12.8	9.5
Energy	4.3	4.3	10.3
Financials	4.8	4.8	17.2
Health Care	12.5	12.5	12.0
Industrials	13.0	13.0	11.2
Information Technology	29.4	29.4	17.6
Materials	3.9	3.9	3.9
Telecommunication
Services	2.3	2.3	2.6
Utilities	0.2	0.2	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	5.6%
International Business	IT Consulting &
Machines Corp.	Other Services	2.9
Microsoft Corp.	Systems Software	2.8
Google Inc. Class A	Internet Software &
	Services	2.8
Coca-Cola Co.	Soft Drinks	2.0
Philip Morris
International Inc.	Tobacco	1.9
Verizon Communications Integrated
Inc.	Telecommunication
	Services	1.8
Oracle Corp.	Systems Software	1.8
PepsiCo Inc.	Soft Drinks	1.6
QUALCOMM Inc.	Communications
	Equipment	1.5
Top Ten		24.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

34

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/6/2010	15.17%	9.31%
ETF Shares	9/20/2010
Market Price		15.13	13.24
Net Asset Value		15.10	13.26

See Financial Highlights for dividend and capital gains information.

35

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot Inc.	186,475	12,773	1.4%
McDonald’s Corp.	123,808	11,873	1.3%
* Amazon.com Inc.	44,039	11,638	1.3%
Comcast Corp. Class A	155,660	6,194	0.7%
Starbucks Corp.	92,243	5,057	0.5%
NIKE Inc. Class B	87,914	4,788	0.5%
Walt Disney Co.	80,001	4,367	0.5%
Consumer Discretionary—Other †		94,611	10.5%
		151,301	16.7%
Consumer Staples
Coca-Cola Co.	473,104	18,319	2.0%
Philip Morris International Inc.	190,948	17,520	1.9%
PepsiCo Inc.	190,536	14,437	1.6%
Wal-Mart Stores Inc.	162,334	11,490	1.3%
Altria Group Inc.	192,291	6,451	0.7%
Colgate-Palmolive Co.	53,256	6,094	0.7%
Costco Wholesale Corp.	52,725	5,341	0.6%
Consumer Staples—Other †		36,637	4.1%
		116,289	12.9%
Energy
Schlumberger Ltd.	162,336	12,638	1.4%
Energy—Other †		26,250	2.9%
		38,888	4.3%
Financials
Simon Property Group Inc.	30,972	4,920	0.5%
American Express Co.	78,453	4,876	0.5%
Financials—Other †		33,982	3.8%
		43,778	4.8%

36

Russell 1000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Amgen Inc.	94,786	8,664	1.0%
* Gilead Sciences Inc.	184,474	7,879	0.9%
Bristol-Myers Squibb Co.	186,758	6,904	0.8%
AbbVie Inc.	181,697	6,708	0.7%
Abbott Laboratories	181,697	6,140	0.7%
Johnson & Johnson	75,315	5,732	0.6%
* Express Scripts Holding Co.	97,902	5,572	0.6%
* Celgene Corp.	53,572	5,528	0.6%
* Biogen Idec Inc.	29,104	4,841	0.5%
Health Care—Other †		54,719	6.1%
		112,687	12.5%
Industrials
United Technologies Corp.	110,978	10,049	1.1%
Union Pacific Corp.	58,058	7,960	0.9%
3M Co.	75,890	7,893	0.9%
Caterpillar Inc.	79,548	7,348	0.8%
United Parcel Service Inc. Class B	88,246	7,294	0.8%
Honeywell International Inc.	94,970	6,657	0.7%
Boeing Co.	82,393	6,336	0.7%
Emerson Electric Co.	74,972	4,251	0.5%
Deere & Co.	48,372	4,248	0.5%
Industrials—Other †		55,561	6.1%
		117,597	13.0%
Information Technology
Apple Inc.	113,861	50,258	5.6%
International Business Machines Corp.	132,741	26,658	2.9%
Microsoft Corp.	916,573	25,481	2.8%
* Google Inc. Class A	31,528	25,260	2.8%
Oracle Corp.	465,326	15,942	1.8%
QUALCOMM Inc.	208,707	13,697	1.5%
Visa Inc. Class A	63,685	10,103	1.1%
Intel Corp.	455,258	9,492	1.0%
* eBay Inc.	141,074	7,714	0.9%
Mastercard Inc. Class A	13,212	6,841	0.8%
* EMC Corp.	255,734	5,884	0.7%
Accenture plc Class A	78,457	5,834	0.6%
Information Technology—Other †		62,794	6.9%
		265,958	29.4%
Materials
Monsanto Co.	64,880	6,555	0.8%
EI du Pont de Nemours & Co.	114,194	5,470	0.6%
Materials—Other †		23,618	2.6%
		35,643	4.0%
Telecommunication Services
Verizon Communications Inc.	345,755	16,088	1.8%
Telecommunication Services—Other †		4,569	0.5%
		20,657	2.3%

Utilities †		1,846	0.2%
Total Common Stocks (Cost $800,897)		904,644	100.1%[1]

37

Russell 1000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund	0.143%	196,000	196	0.0%
3U.S. Government and Agency Obligations†			100	0.0%
Total Temporary Cash Investments (Cost $297)			296	0.0%[1]
Total Investments (Cost $801,194)			904,940	100.1%
Other Assets and Liabilities
Other Assets			4,304	0.5%
Liabilities			(5,073)	(0.6%)
			(769)	(0.1%)
Net Assets			904,171	100.0%

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	812,593
Undistributed Net Investment Income	2,088
Accumulated Net Realized Losses	(14,260)
Unrealized Appreciation (Depreciation)
Investment Securities	103,746
Futures Contracts	4
Net Assets	904,171

Institutional Shares—Net Assets
Applicable to 5,691,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	774,799
Net Asset Value Per Share—Institutional Shares	$136.14

ETF Shares—Net Assets
Applicable to 1,826,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	129,372
Net Asset Value Per Share—ETF Shares	$70.82

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	7,949
Interest[1]	2
Security Lending	20
Total Income	7,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	53
Management and Administrative—Institutional Shares	119
Management and Administrative—ETF Shares	47
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	10
Custodian Fees	22
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	330
Net Investment Income	7,641
Realized Net Gain (Loss)
Investment Securities Sold	493
Futures Contracts	90
Realized Net Gain (Loss)	583
Change in Unrealized Appreciation (Depreciation)
Investment Securities	38,158
Futures Contracts	(62)
Change in Unrealized Appreciation (Depreciation)	38,096
Net Increase (Decrease) in Net Assets Resulting from Operations	46,320
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,641	7,214
Realized Net Gain (Loss)	583	(6,304)
Change in Unrealized Appreciation (Depreciation)	38,096	76,908
Net Increase (Decrease) in Net Assets Resulting from Operations	46,320	77,818
Distributions
Net Investment Income
Institutional Shares	(6,858)	(4,645)
ETF Shares	(968)	(835)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(7,826)	(5,480)
Capital Share Transactions
Institutional Shares	165,620	357,685
ETF Shares	47,988	15,690
Net Increase (Decrease) from Capital Share Transactions	213,608	373,375
Total Increase (Decrease)	252,102	445,713
Net Assets
Beginning of Period	652,069	206,356
End of Period[1]	904,171	652,069
1 Net Assets—End of Period includes undistributed net investment income of $2,088,000 and $2,273,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Dec. 6,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$129.59	$112.09	$110.81
Investment Operations
Net Investment Income	1.297	1.812	.879
Net Realized and Unrealized Gain (Loss) on Investments	6.689	17.342	1.278
Total from Investment Operations	7.986	19.154	2.157
Distributions
Dividends from Net Investment Income	(1.436)	(1.654)	(.877)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.436)	(1.654)	(.877)
Net Asset Value, End of Period	$136.14	$129.59	$112.09

Total Return	6.21%	17.26%	1.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$775	$576	$154
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.03%	1.66%	1.54%[2]
Portfolio Turnover Rate[3]	15%	25%	30%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$67.41	$58.31	$52.12
Investment Operations
Net Investment Income	.655	.900	.579
Net Realized and Unrealized Gain (Loss) on Investments	3.476	9.023	6.044
Total from Investment Operations	4.131	9.923	6.623
Distributions
Dividends from Net Investment Income	(.721)	(.823)	(.433)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.721)	(.823)	(.433)
Net Asset Value, End of Period	$70.82	$67.41	$58.31

Total Return	6.17%	17.18%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129	$76	$52
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.96%	1.59%	1.47%[2]
Portfolio Turnover Rate[3]	15%	25%	30%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February, 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

43

Russell 1000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $107,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

44

Russell 1000 Growth Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	904,644	—	—
Temporary Cash Investments	196	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	904,839	100	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2013	7	530	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $14,522,000. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $801,194,000. Net unrealized appreciation of investment securities for tax purposes was $103,746,000, consisting of unrealized gains of $115,369,000 on securities that had risen in value since their purchase and $11,623,000 in unrealized losses on securities that had fallen in value since their purchase.

45

Russell 1000 Growth Index Fund

F. During the six months ended February 28, 2013, the fund purchased $271,589,000 of investment securities and sold $56,448,000 of investment securities, other than temporary cash investments. Purchases include $90,511,000 in connection with in-kind purchases of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000))	($000)	(000))
Institutional Shares
Issued	232,196	1,755	414,139	3,534
Issued in Lieu of Cash Distributions	6,669	51	4,481	38
Redeemed	(73,245)	(561)	(60,935)	(499)
Net Increase (Decrease) —Institutional Shares	165,620	1,245	357,685	3,073
ETF Shares
Issued	47,988	700	57,142	877
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(41,452)	(650)
Net Increase (Decrease)—ETF Shares	47,988	700	15,690	227

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,096.65	$0.42
ETF Shares	1,000.00	1,096.45	0.62
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,131.01	$0.42
ETF Shares	1,000.00	1,130.46	0.79
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,062.07	$0.41
ETF Shares	1,000.00	1,061.70	0.77
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.20	0.60
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

49

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042013

Semiannual Report | February 28, 2013

Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

> For the six months ended February 28, 2013, the returns of Vanguard’s three

Russell 2000 Index Funds ranged from about 11% to more than 14%.

> Each fund tightly tracked its target index. The Russell 2000 Growth Index Fund also surpassed the average return of its peers.

> Financial, industrial, and consumer discretionary stocks were among the top contributors to performance.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 2000 Index Fund.	8
Russell 2000 Value Index Fund.	21
Russell 2000 Growth Index Fund.	34
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard Russell 2000 Index Fund
Institutional Shares	13.01%
ETF Shares
Market Price	12.89
Net Asset Value	12.96
Russell 2000 Index	13.02
Small-Cap Core Funds Average	13.10
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 2000 Value Index Fund
Institutional Shares	14.48%
ETF Shares
Market Price	14.87
Net Asset Value	14.42
Russell 2000 Value Index	14.56
Small-Cap Value Funds Average	15.02
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	11.41%
ETF Shares
Market Price	11.29
Net Asset Value	11.34
Russell 2000 Growth Index	11.44
Small-Cap Growth Funds Average	9.48
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573;
8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Small-company stocks rose sharply during the six months ended February 28, 2013, as investors embraced the risk and potential rewards offered by smaller firms.

For the half-year, returns for the ETF Shares of Vanguard’s Russell 2000 Index Funds ranged from 11.34% for the Growth ETF to 14.42% for the Value ETF. The Russell 2000 ETF, which combines the growth and value market segments, returned 12.96%. (These returns are based on net asset values.)

All three funds closely tracked their target indexes during the period. They handily outpaced larger-cap stocks as well as the broad U.S. market. The Russell 2000 Growth Index Fund also surpassed the average return of other small-cap growth funds.

Stocks overcame concerns en route to substantial gains

Stocks worldwide strongly advanced over the six months ended February 28, though uncertainty both at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

2

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, however, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message. U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat
as yields remained low
The broad U.S. taxable bond market barely
squeezed out a gain for the half-year,
advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s

Market Barometer

	Total Returns
	Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Financial shares rose to lead the rally in small-cap stocks

While stocks of all sizes enjoyed gains during the half-year, small-cap stocks were the standout performers. Investors optimistic about the U.S. economic recovery, including the improving real estate market, fueled the demand.

Such optimism benefits the small-cap stocks represented in the Russell 2000 Index Funds because investors believe small firms have potential for rapid growth in an expanding economy. Of course, that potential rarely comes without risks; small companies are more likely than others to

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 2000 Index Fund	0.14%	0.21%	1.34%
Russell 2000 Value Index Fund	0.20	0.32	1.40
Russell 2000 Growth Index Fund	0.08	0.20	1.47

The fund expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2013, the funds’ annualized expense ratios were: for the Russell 2000 Index Fund, 0.08% for
Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF
Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for
the Russell 2000 Growth Fund, Small-Cap Growth Funds.

4

experience earnings volatility and are more sensitive to the ebbs and flows of the economic cycle.

For the six-month period, the Russell 2000 Value Index Fund performed best. The fund, which has more than a third of its assets in financials, benefited from the sector’s strength. Financial stocks surged as the U.S. housing recovery gained traction. Real estate investment trusts (REITs) performed particularly well. Property owners increased rents as the market improved, which translated to additional revenue and profit. In addition, investors searching for income were drawn to the relatively high yields of REITs.

Industrial stocks also made strong contributions to the Value Fund. With construction activity picking up, companies that make industrial machinery and construction equipment turned in robust returns. Consumer discretionary stocks were another source of hefty gains, with specialty retailers, including office supply chains and automotive stores, doing particularly well.

The only sector with a negative return in the Value Fund was telecommunication services, and the impact was negligible because these stocks constituted less than 1% of the fund’s assets.

The Russell 2000 Index Fund, which includes both growth and value stocks, benefited from the same sectors that boosted the Value Fund: financials, industrials, and consumer discretionary. It also drew strength from its sizable information technology sector, particularly companies that develop software applications and manufacturers of communications equipment. The Russell 2000 Index Fund lagged the Value Fund largely because of its lower allocations to winning sectors, notably financials.

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

The Russell 2000 Growth Index Fund came in a few steps behind the others. Like the Russell 2000 Index Fund, it benefited from the information technology, industrial, and consumer discretionary sectors. However, the Growth Fund trailed because of its lighter weighting in financials. The fund’s health care stocks, which represented about a fifth of its assets, also produced relatively weak results. Some of the fund’s pharmaceutical stocks plunged during the period as regulators refused to approve certain drugs because of concern about their side effects.

In saving for your future, right now is always the right time

February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for their futures. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly where retirement is concerned. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another “America Saves Week” comes and goes—you’ll thank yourself later. A Vanguard study called Penny Saved, Penny Earned

(available at vanguard.com/research) examined the different levers we employ to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 18, 2013

6

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 2000 Index Fund
Institutional Shares	$123.77	$137.66	$2.054	$0.000
ETF Shares	64.74	72.00	1.045	0.000
Vanguard Russell 2000 Value Index Fund
Institutional Shares	$122.12	$137.12	$2.498	$0.000
ETF Shares	61.97	69.57	1.238	0.000
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	$128.23	$141.61	$1.156	$0.000
ETF Shares	67.37	74.40	0.562	0.000

7

Russell 2000 Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTIX	VTWO
Expense Ratio[1]	0.14%	0.21%
30-Day SEC Yield	1.42%	1.35%

Portfolio Characteristics
			DJ U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Number of Stocks	1,972	1,960	3,593
Median Market Cap	$1.3B	$1.3B	$38.3B
Price/Earnings Ratio	25.0x	25.0x	17.4x
Price/Book Ratio	1.9x	1.9x	2.2x
Return on Equity	7.8%	7.8%	16.7%
Earnings Growth Rate	5.4%	5.4%	9.3%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	16%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Consumer Discretionary	13.7%	13.7%	12.2%
Consumer Staples	3.5	3.5	9.5
Energy	6.1	6.1	10.3
Financials	23.4	23.3	17.2
Health Care	12.2	12.2	12.0
Industrials	15.3	15.3	11.2
Information Technology	16.5	16.6	17.6
Materials	5.3	5.3	3.9
Telecommunication
Services	0.6	0.6	2.6
Utilities	3.4	3.4	3.5

Ten Largest Holdings (% of total net assets)
Pharmacyclics Inc.	Biotechnology	0.4%
Ocwen Financial Corp.	Thrifts & Mortgage
	Finance	0.3
Genesee & Wyoming
Inc. Class A	Railroads	0.3
Axiall Corp.	Commodity
	Chemicals	0.3
Two Harbors Investment
Corp.	Mortgage REITs	0.3
Starwood Property Trust
Inc.	Mortgage REITs	0.3
Alaska Air Group Inc.	Airlines	0.3
athenahealth Inc.	Health Care
	Technology	0.3
Dril-Quip Inc.	Oil & Gas Equipment
	& Services	0.3
CommVault Systems
Inc.	Systems Software	0.3
Top Ten		3.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

8

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/22/2010	16.34%	5.07%
ETF Shares	9/20/2010
Market Price		16.40	12.46
Net Asset Value		16.26	12.44

See Financial Highlights for dividend and capital gains information.

9

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website
(sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Brunswick Corp.	31,756	1,157	0.3%
Domino’s Pizza Inc.	20,619	982	0.2%
Sotheby’s	24,136	923	0.2%
Dana Holding Corp.	52,619	880	0.2%
Consumer Discretionary—Other †		58,610	12.8%
		62,552	13.7%

Consumer Staples †		15,805	3.5%

Energy
* Dril-Quip Inc.	14,291	1,175	0.3%
* Gulfport Energy Corp.	27,030	1,107	0.2%
* Oasis Petroleum Inc.	28,415	1,043	0.2%
* Rosetta Resources Inc.	18,835	917	0.2%
* Helix Energy Solutions Group Inc.	37,629	881	0.2%
Energy—Other †		22,835	5.0%
		27,958	6.1%
Financials
* Ocwen Financial Corp.	38,151	1,504	0.3%
Two Harbors Investment Corp.	104,946	1,350	0.3%
Starwood Property Trust Inc.	48,083	1,344	0.3%
Omega Healthcare Investors Inc.	39,859	1,116	0.3%
Highwoods Properties Inc.	27,948	1,020	0.2%
Invesco Mortgage Capital Inc.	47,495	998	0.2%
Alterra Capital Holdings Ltd.	30,528	935	0.2%
First American Financial Corp.	37,810	918	0.2%
ARMOUR Residential REIT Inc.	132,723	888	0.2%
Financials—Other †		96,991	21.3%
		107,064	23.5%

10

Russell 2000 Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	Pharmacyclics Inc.	19,328	1,697	0.4%
*	athenahealth Inc.	12,747	1,196	0.3%
*	Cubist Pharmaceuticals Inc.	22,552	957	0.2%
*	Seattle Genetics Inc.	33,834	952	0.2%
*	Alkermes plc	43,605	947	0.2%
*	HMS Holdings Corp.	30,650	889	0.2%
	Health Care—Other †		48,885	10.7%
			55,523	12.2%
Industrials
*	Genesee & Wyoming Inc. Class A	15,752	1,410	0.3%
*	Alaska Air Group Inc.	25,271	1,303	0.3%
	Acuity Brands Inc.	15,066	1,026	0.3%
*	Middleby Corp.	6,666	995	0.2%
	AO Smith Corp.	13,865	992	0.2%
*	Hexcel Corp.	35,451	966	0.2%
*	Teledyne Technologies Inc.	13,092	963	0.2%
	Woodward Inc.	24,621	922	0.2%
	EMCOR Group Inc.	23,776	917	0.2%
*	Old Dominion Freight Line Inc.	25,384	913	0.2%
	CLARCOR Inc.	17,896	912	0.2%
*	Avis Budget Group Inc.	37,820	884	0.2%
	Industrials—Other †		57,531	12.6%
			69,734	15.3%
Information Technology
*	CommVault Systems Inc.	15,878	1,174	0.3%
*	Cymer Inc.	11,003	1,088	0.3%
*	WEX Inc.	13,832	1,038	0.2%
*	Aspen Technology Inc.	33,305	1,024	0.2%
*	CoStar Group Inc.	10,043	1,012	0.2%
*	Aruba Networks Inc.	39,838	993	0.2%
*	PTC Inc.	42,555	985	0.2%
*	Ultimate Software Group Inc.	9,488	932	0.2%
*,^	3D Systems Corp.	24,979	923	0.2%
	MAXIMUS Inc.	12,098	880	0.2%
	Information Technology—Other †		65,497	14.4%
			75,546	16.6%
Materials
	Axiall Corp.	24,686	1,397	0.3%
	Eagle Materials Inc.	17,384	1,118	0.2%
*	Louisiana-Pacific Corp.	48,931	1,026	0.2%
	Materials—Other †		20,751	4.6%
			24,292	5.3%

Telecommunication Services †			2,834	0.6%

Utilities
	Cleco Corp.	21,694	961	0.2%
	Utilities—Other †		14,537	3.2%
			15,498	3.4%
Total Common Stocks (Cost $404,735)			456,806	100.2%[1]

11

Russell 2000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.143%	1,415,201	1,415	0.3%

4U.S. Government and Agency Obligations †			200	0.0%
Total Temporary Cash Investments (Cost $1,615)			1,615	0.3%[1]
Total Investments (Cost $406,350)			458,421	100.5%
Other Assets and Liabilities
Other Assets			747	0.2%
Liabilities[3]			(3,135)	(0.7%)
			(2,388)	(0.5%)
Net Assets			456,033	100.0%

At February 28, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				406,671
Undistributed Net Investment Income				184
Accumulated Net Realized Losses				(2,893)
Unrealized Appreciation (Depreciation)				52,071
Net Assets				456,033

Institutional Shares—Net Assets
Applicable to 1,795,946 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				247,226
Net Asset Value Per Share—Institutional Shares				$137.66

ETF Shares—Net Assets
Applicable to 2,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				208,807
Net Asset Value Per Share—ETF Shares				$72.00

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,398,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,415,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	4,334
Interest[1]	2
Security Lending	125
Total Income	4,461
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	64
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—ETF Shares	19
Custodian Fees	77
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	217
Net Investment Income	4,244
Realized Net Gain (Loss)
Investment Securities Sold	2,041
Futures Contracts	388
Realized Net Gain (Loss)	2,429
Change in Unrealized Appreciation (Depreciation)
Investment Securities	42,492
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	42,482
Net Increase (Decrease) in Net Assets Resulting from Operations	49,155
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,244	2,934
Realized Net Gain (Loss)	2,429	(982)
Change in Unrealized Appreciation (Depreciation)	42,482	18,923
Net Increase (Decrease) in Net Assets Resulting from Operations	49,155	20,875
Distributions
Net Investment Income
Institutional Shares	(3,588)	(895)
ETF Shares	(2,717)	(484)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(6,305)	(1,379)
Capital Share Transactions
Institutional Shares	21,145	112,757
ETF Shares	41,263	111,403
Net Increase (Decrease) from Capital Share Transactions	62,408	224,160
Total Increase (Decrease)	105,258	243,656
Net Assets
Beginning of Period	350,775	107,119
End of Period[1]	456,033	350,775
1 Net Assets—End of Period includes undistributed net investment income of $184,000 and $2,245,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Dec. 22,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$123.77	$110.21	$119.33
Investment Operations
Net Investment Income	1.310	1.733[2]	.652
Net Realized and Unrealized Gain (Loss) on Investments	14.634	12.899	(9.340)
Total from Investment Operations	15.944	14.632	(8.688)
Distributions
Dividends from Net Investment Income	(2.054)	(1.072)	(.432)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.054)	(1.072)	(.432)
Net Asset Value, End of Period	$137.66	$123.77	$110.21

Total Return	13.01%	13.37%	-7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$247	$202	$78
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.03%	1.52%	1.21%[3]
Portfolio Turnover Rate[4]	16%	35%	34%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$64.74	$57.66	$52.78
Investment Operations
Net Investment Income	.665	.869[2]	.575
Net Realized and Unrealized Gain (Loss) on Investments	7.640	6.749	4.531
Total from Investment Operations	8.305	7.618	5.106
Distributions
Dividends from Net Investment Income	(1.045)	(.538)	(.226)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.045)	(.538)	(.226)
Net Asset Value, End of Period	$72.00	$64.74	$57.66

Total Return	12.96%	13.30%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$209	$149	$29
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.96%	1.45%	1.14%[3]
Portfolio Turnover Rate[4]	16%	35%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Russell 2000 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $57,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	456,805	—	1
Temporary Cash Investments	1,415	200	—
Total	458,220	200	1

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Russell 2000 Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	3	273	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $5,249,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $406,351,000. Net unrealized appreciation of investment securities for tax purposes was $52,070,000, consisting of unrealized gains of $71,537,000 on securities that had risen in value since their purchase and $19,467,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $93,785,000 of investment securities and sold $31,174,000 of investment securities, other than temporary cash investments. Purchases include $41,256,000 in connection with in-kind purchases of the fund’s capital shares.

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Russell 2000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	34,544	269	149,881	1,222
Issued in Lieu of Cash Distributions	3,450	27	809	7
Redeemed	(16,849)	(131)	(37,933)	(308)
Net Increase (Decrease) —Institutional Shares	21,145	165	112,757	921
ETF Shares
Issued	41,263	600	129,895	2,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(18,492)	(300)
Net Increase (Decrease)—ETF Shares	41,263	600	111,403	1,800

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Russell 2000 Value Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTVX	VTWV
Expense Ratio[1]	0.20%	0.32%
30-Day SEC Yield	1.97%	1.85%

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	1,411	1,409	3,593
Median Market Cap	$1.1B	$1.1B	$38.3B
Price/Earnings Ratio	22.0x	22.0x	17.4x
Price/Book Ratio	1.4x	1.4x	2.2x
Return on Equity	4.9%	4.9%	16.7%
Earnings Growth Rate	1.1%	1.1%	9.3%
Dividend Yield	2.2%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	23%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary 12.1%		12.1%	12.2%
Consumer Staples	2.4	2.4	9.5
Energy	6.5	6.4	10.3
Financials	37.8	37.7	17.2
Health Care	4.4	4.4	12.0
Industrials	12.7	12.8	11.2
Information Technology	11.8	11.9	17.6
Materials	5.5	5.5	3.9
Telecommunication
Services	0.5	0.5	2.6
Utilities	6.3	6.3	3.5

Ten Largest Holdings (% of total net assets)
Ocwen Financial Corp.	Thrifts & Mortgage
	Finance	0.6%
Two Harbors Investment
Corp.	Mortgage REITs	0.6
Starwood Property Trust
Inc.	Mortgage REITs	0.6
Louisiana-Pacific Corp.	Forest Products	0.4
Invesco Mortgage
Capital Inc.	Mortgage REITs	0.4
Cleco Corp.	Electric Utilities	0.4
Alterra Capital Holdings
Ltd.	Reinsurance	0.4
EMCOR Group Inc.	Construction &
	Engineering	0.4
ARMOUR Residential
REIT Inc.	Mortgage REITs	0.4
Helix Energy Solutions	Oil & Gas Equipment
Group Inc.	& Services	0.4
Top Ten		4.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 21, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

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Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	7/13/2012	—	8.38%
ETF Shares	9/20/2010
Market Price		17.24%	11.81
Net Asset Value		17.81	11.76

See Financial Highlights for dividend and capital gains information.

22

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Dana Holding Corp.	11,517	193	0.3%
Rent-A-Center Inc.	5,164	187	0.3%
* Fifth & Pacific Cos. Inc.	9,835	178	0.3%
Consumer Discretionary—Other †		6,399	11.1%
		6,957	12.0%

Consumer Staples †		1,401	2.4%

Energy
* Helix Energy Solutions Group Inc.	9,221	216	0.4%
Bristow Group Inc.	3,116	182	0.3%
* Gulfport Energy Corp.	4,398	180	0.3%
* SemGroup Corp. Class A	3,649	168	0.3%
Energy—Other †		2,995	5.2%
		3,741	6.5%
Financials
* Ocwen Financial Corp.	8,783	346	0.6%
Two Harbors Investment Corp.	25,680	330	0.6%
Starwood Property Trust Inc.	11,763	329	0.6%
Invesco Mortgage Capital Inc.	11,602	244	0.4%
Alterra Capital Holdings Ltd.	7,483	229	0.4%
ARMOUR Residential REIT Inc.	32,521	218	0.4%
Geo Group Inc.	6,183	214	0.4%
LaSalle Hotel Properties	8,332	212	0.4%
First American Financial Corp.	8,429	205	0.4%
Healthcare Realty Trust Inc.	7,582	202	0.4%
Hancock Holding Co.	6,663	201	0.3%
EPR Properties	4,070	199	0.3%
RLJ Lodging Trust	9,276	198	0.3%
Prospect Capital Corp.	17,421	194	0.3%

23

Russell 2000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
CNO Financial Group Inc.	17,495	191	0.3%
Prosperity Bancshares Inc.	4,126	190	0.3%
Susquehanna Bancshares Inc.	16,328	190	0.3%
CYS Investments Inc.	15,220	181	0.3%
DCT Industrial Trust Inc.	23,720	172	0.3%
Medical Properties Trust Inc.	11,845	172	0.3%
Colonial Properties Trust	7,680	166	0.3%
* Sunstone Hotel Investors Inc.	14,092	160	0.3%
CubeSmart	10,772	159	0.3%
Financials—Other †		16,979	29.3%
		21,881	37.8%

Health Care †		2,517	4.3%

Industrials
EMCOR Group Inc.	5,826	225	0.4%
* Esterline Technologies Corp.	2,668	184	0.3%
AO Smith Corp.	2,465	176	0.3%
* Moog Inc. Class A	3,490	157	0.3%
Industrials—Other †		6,586	11.4%
		7,328	12.7%
Information Technology
* Cymer Inc.	1,862	184	0.3%
Convergys Corp.	9,489	157	0.3%
Information Technology—Other †		6,481	11.2%
		6,822	11.8%
Materials
* Louisiana-Pacific Corp.	11,956	251	0.4%
Sensient Technologies Corp.	4,340	160	0.3%
Materials—Other †		2,773	4.8%
		3,184	5.5%

Telecommunication Services †		277	0.5%

Utilities
Cleco Corp.	5,318	236	0.4%
IDACORP Inc.	4,355	203	0.3%
Portland General Electric Co.	6,566	195	0.3%
Piedmont Natural Gas Co. Inc.	6,014	194	0.3%
WGL Holdings Inc.	4,482	189	0.3%
Southwest Gas Corp.	4,018	182	0.3%
UIL Holdings Corp.	4,424	173	0.3%
UNS Energy Corp.	3,500	165	0.3%
New Jersey Resources Corp.	3,612	161	0.3%
Black Hills Corp.	3,833	159	0.3%
ALLETE Inc.	3,316	156	0.3%
PNM Resources Inc.	6,925	156	0.3%
Utilities—Other †		1,447	2.5%
		3,616	6.2%
Total Common Stocks (Cost $53,634)		57,724	99.7%[1]

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Russell 2000 Value Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Temporary Cash Investments
2U.S. Government and Agency Obligations (Cost $100)†	100	0.2%[1]
Total Investments (Cost $53,734)	57,824	99.9%
Other Assets and Liabilities
Other Assets	674	1.2%
Liabilities	(614)	(1.1%)
	60	0.1%
Net Assets	57,884	100.0%

At February 28, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		54,116
Undistributed Net Investment Income		70
Accumulated Net Realized Losses		(392)
Unrealized Appreciation (Depreciation)		4,090
Net Assets		57,884

Institutional Shares—Net Assets
Applicable to 219,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		30,057
Net Asset Value Per Share—Institutional Shares		$137.12

ETF Shares—Net Assets
Applicable to 400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		27,827
Net Asset Value Per Share—ETF Shares		$69.57

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	415
Total Income	415
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	2
Management and Administrative—ETF Shares	13
Custodian Fees	9
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	25
Net Investment Income	390
Realized Net Gain (Loss)
Investment Securities Sold	(68)
Futures Contracts	(13)
Realized Net Gain (Loss)	(81)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,580
Net Increase (Decrease) in Net Assets Resulting from Operations	3,889

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	390	255
Realized Net Gain (Loss)	(81)	900
Change in Unrealized Appreciation (Depreciation)	3,580	205
Net Increase (Decrease) in Net Assets Resulting from Operations	3,889	1,360
Distributions
Net Investment Income
Institutional Shares	(115)	—
ETF Shares	(371)	(144)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(486)	(144)
Capital Share Transactions
Institutional Shares	23,069	5,782
ETF Shares	6,955	918
Net Increase (Decrease) from Capital Share Transactions	30,024	6,700
Total Increase (Decrease)	33,427	7,916
Net Assets
Beginning of Period	24,457	16,541
End of Period[1]	57,884	24,457
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $70,000 and $166,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	July 13,
	Ended	2012[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012
Net Asset Value, Beginning of Period	$122.12	$120.40
Investment Operations
Net Investment Income	1.249[2]	.276[2]
Net Realized and Unrealized Gain (Loss) on Investments	16.249	1.444
Total from Investment Operations	17.498	1.720
Distributions
Dividends from Net Investment Income	(2.498)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.498)	—
Net Asset Value, End of Period	$137.12	$122.12

Total Return	14.48%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30	$6
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.14%[3]
Portfolio Turnover Rate[4]	23%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$61.97	$55.14	$52.39
Investment Operations
Net Investment Income	.885[2]	1.126[2]	.921[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.953	6.424	2.249
Total from Investment Operations	8.838	7.550	3.170
Distributions
Dividends from Net Investment Income	(1.238)	(.720)	(.420)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.238)	(.720)	(.420)
Net Asset Value, End of Period	$69.57	$61.97	$55.14

Total Return	14.42%	13.81%	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28	$19	$17
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	2.35%	2.02%	1.79%[3]
Portfolio Turnover Rate[4]	23%	40%	101%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Russell 2000 Value Index Fund

B. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

C. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	57,724	—	—
Temporary Cash Investments	—	100	—
Total	57,724	100	—

31

Russell 2000 Value Index Fund

E. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	1	91	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $309,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $53,734,000. Net unrealized appreciation of investment securities for tax purposes was $4,090,000, consisting of unrealized gains of $5,133,000 on securities that had risen in value since their purchase and $1,043,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 28, 2013, the fund purchased $33,515,000 of investment securities and sold $3,723,000 of investment securities, other than temporary cash investments. Purchases include $6,951,00 in connection with in-kind purchases of the fund’s capital shares.

32

Russell 2000 Value Index Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares[1]
Issued	24,491	182	5,782	48
Issued in Lieu of Cash Distributions	115	1	—	—
Redeemed	(1,537)	(12)	—	—
Net Increase (Decrease)—Institutional Shares	23,069	171	5,782	48
ETF Shares
IIssued	6,955	100	12,178	200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(11,260)	(200)
Net Increase (Decrease)—ETF Shares	6,955	100	918	—
1 Inception was July 13, 2012, for Institutional Shares.

At February 28, 2013, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

I. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Russell 2000 Growth Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTGX	VTWG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.56%	0.44%

Portfolio Characteristics
			DJ U.S.
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	1,118	1,108	3,593
Median Market Cap	$1.5B	$1.5B	$38.3B
Price/Earnings Ratio	29.1x	29.0x	17.4x
Price/Book Ratio	3.4x	3.4x	2.2x
Return on Equity	11.3%	11.3%	16.7%
Earnings Growth Rate	9.8%	9.8%	9.3%
Dividend Yield	0.7%	0.7%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 15.4%		15.5%	12.2%
Consumer Staples	4.6	4.6	9.5
Energy	5.7	5.7	10.3
Financials	8.0	8.0	17.2
Health Care	20.5	20.4	12.0
Industrials	18.0	18.0	11.2
Information Technology	21.6	21.6	17.6
Materials	5.1	5.1	3.9
Telecommunication
Services	0.8	0.8	2.6
Utilities	0.3	0.3	3.5

Ten Largest Holdings (% of total net assets)
Pharmacyclics Inc.	Biotechnology	0.8%
Genesee & Wyoming
Inc. Class A	Railroads	0.6
Alaska Air Group Inc.	Airlines	0.6
athenahealth Inc.	Health Care
	Technology	0.5
Dril-Quip Inc.	Oil & Gas Equipment
	& Services	0.5
CommVault Systems
Inc.	Systems Software	0.5
Brunswick Corp.	Leisure Products	0.5
Axiall Corp.	Commodity
	Chemicals	0.5
Eagle Materials Inc.	Construction
	Materials	0.5
Omega Healthcare
Investors Inc.	Specialized REITs	0.5
Top Ten		5.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

34

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	5/25/2011	14.59%	2.22%
ETF Shares	9/20/2010
Market Price		14.41	12.83
Net Asset Value		14.45	12.86

See Financial Highlights for dividend and capital gains information.

35

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Brunswick Corp.	28,750	1,048	0.5%
Domino’s Pizza Inc.	18,657	888	0.4%
Six Flags Entertainment Corp.	11,934	797	0.4%
Pool Corp.	15,323	701	0.4%
Pier 1 Imports Inc.	31,169	700	0.3%
Consumer Discretionary—Other †		26,721	13.4%
		30,855	15.4%
Consumer Staples
* United Natural Foods Inc.	15,735	796	0.4%
Consumer Staples—Other †		8,333	4.2%
		9,129	4.6%
Energy
* Dril-Quip Inc.	12,936	1,064	0.5%
* Oasis Petroleum Inc.	25,710	944	0.5%
* Rosetta Resources Inc.	17,042	830	0.4%
Berry Petroleum Co. Class A	16,806	769	0.4%
* Kodiak Oil & Gas Corp.	84,964	756	0.4%
Lufkin Industries Inc.	10,842	702	0.3%
Energy—Other †		6,402	3.2%
		11,467	5.7%
Financials
Omega Healthcare Investors Inc.	36,073	1,010	0.5%
Highwoods Properties Inc.	20,565	751	0.4%
Financials—Other †		14,192	7.1%
		15,953	8.0%

36

Russell 2000 Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	Pharmacyclics Inc.	17,511	1,537	0.8%
*	athenahealth Inc.	11,539	1,082	0.5%
*	Cubist Pharmaceuticals Inc.	20,403	866	0.4%
*	Seattle Genetics Inc.	30,625	862	0.4%
*	Alkermes plc	39,448	856	0.4%
*	HMS Holdings Corp.	27,728	804	0.4%
*	Jazz Pharmaceuticals plc	13,389	779	0.4%
*	Cepheid Inc.	21,155	771	0.4%
*	Centene Corp.	16,593	747	0.4%
*	Align Technology Inc.	23,172	729	0.4%
	Health Care—Other †		31,913	16.0%
			40,946	20.5%
Industrials
*	Genesee & Wyoming Inc. Class A	14,269	1,277	0.6%
*	Alaska Air Group Inc.	21,670	1,117	0.6%
	Acuity Brands Inc.	13,633	929	0.5%
*	Middleby Corp.	6,032	901	0.5%
*	Hexcel Corp.	32,078	874	0.4%
	Woodward Inc.	22,277	834	0.4%
*	Old Dominion Freight Line Inc.	22,964	826	0.4%
	CLARCOR Inc.	16,188	825	0.4%
*	Avis Budget Group Inc.	34,211	800	0.4%
	Watsco Inc.	9,484	739	0.4%
	HEICO Corp.	16,981	737	0.4%
*	US Airways Group Inc.	52,382	703	0.4%
*	Chart Industries Inc.	9,597	696	0.3%
	Industrials—Other †		24,659	12.3%
			35,917	18.0%
Information Technology
*	CommVault Systems Inc.	14,376	1,063	0.5%
*	WEX Inc.	12,515	939	0.5%
*	CoStar Group Inc.	9,086	915	0.5%
*	Aruba Networks Inc.	36,049	898	0.5%
*	PTC Inc.	38,513	891	0.4%
*	Aspen Technology Inc.	28,455	875	0.4%
*	Ultimate Software Group Inc.	8,581	843	0.4%
*,^	3D Systems Corp.	22,619	836	0.4%
	MAXIMUS Inc.	10,943	796	0.4%
	FEI Co.	11,492	728	0.4%
*	QLIK Technologies Inc.	27,545	716	0.4%
	Information Technology—Other †		33,602	16.8%
			43,102	21.6%
Materials
	Axiall Corp.	18,322	1,037	0.5%
	Eagle Materials Inc.	15,741	1,012	0.5%
	Materials—Other †		8,157	4.1%
			10,206	5.1%

Telecommunication Services †			1,556	0.8%

Utilities †			635	0.3%
Total Common Stocks (Cost $182,209)			199,766	100.0%[1]

37

Russell 2000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.143%	1,077,754	1,078	0.5%

4U.S. Government and Agency Obligations †			200	0.1%
Total Temporary Cash Investments (Cost $1,278)			1,278	0.6%[1]
Total Investments (Cost $183,487)			201,044	100.6%
Other Assets and Liabilities
Other Assets			609	0.3%
Liabilities[3]			(1,807)	(0.9%)
			(1,198)	(0.6%)
Net Assets			199,846	100.0%

At February 28, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				184,742
Undistributed Net Investment Income				84
Accumulated Net Realized Losses				(2,538)
Unrealized Appreciation (Depreciation)
Investment Securities				17,557
Futures Contracts				1
Net Assets				199,846

Institutional Shares—Net Assets
Applicable to 1,096,016 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				155,206
Net Asset Value Per Share—Institutional Shares				$141.61

ETF Shares—Net Assets
Applicable to 600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				44,640
Net Asset Value Per Share—ETF Shares				$74.40

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $663,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $718,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	1,254
Interest[1]	1
Security Lending	37
Total Income	1,292
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative—Institutional Shares	8
Management and Administrative—ETF Shares	28
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	4
Custodian Fees	31
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	89
Net Investment Income	1,203
Realized Net Gain (Loss)
Investment Securities Sold	3,517
Futures Contracts	(1)
Realized Net Gain (Loss)	3,516
Change in Unrealized Appreciation (Depreciation)
Investment Securities	12,896
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	12,897
Net Increase (Decrease) in Net Assets Resulting from Operations	17,616
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,203	376
Realized Net Gain (Loss)	3,516	(680)
Change in Unrealized Appreciation (Depreciation)	12,897	7,370
Net Increase (Decrease) in Net Assets Resulting from Operations	17,616	7,066
Distributions
Net Investment Income
Institutional Shares	(1,000)	(126)
ETF Shares	(393)	(37)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,393)	(163)
Capital Share Transactions
Institutional Shares	56,349	59,621
ETF Shares	20,299	6,536
Net Increase (Decrease) from Capital Share Transactions	76,648	66,157
Total Increase (Decrease)	92,871	73,060
Net Assets
Beginning of Period	106,975	33,915
End of Period[1]	199,846	106,975
1 Net Assets—End of Period includes undistributed net investment income of $84,000 and $274,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	May 25,
	Ended	Ended	2011[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$128.23	$114.21	$128.54
Investment Operations
Net Investment Income	0.875	.859[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	13.661	13.616	(14.558)
Total from Investment Operations	14.536	14.475	(14.330)
Distributions
Dividends from Net Investment Income	(1.156)	(.455)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.156)	(.455)	—
Net Asset Value, End of Period	$141.61	$128.23	$114.21

Total Return	11.41%	12.72%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$155	$87	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%	0.75%	0.57%[3]
Portfolio Turnover Rate[4]	11%	51%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$67.37	$60.02	$53.17
Investment Operations
Net Investment Income	0.450	.402[2]	.258
Net Realized and Unrealized Gain (Loss) on Investments	7.142	7.133	6.762
Total from Investment Operations	7.592	7.535	7.020
Distributions
Dividends from Net Investment Income	(.562)	(.185)	(.170)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.562)	(.185)	(.170)
Net Asset Value, End of Period	$74.40	$67.37	$60.02

Total Return	11.34%	12.58%	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$20	$12
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.32%	0.63%	0.45%[3]
Portfolio Turnover Rate[4]	11%	51%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

43

Russell 2000 Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $26,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	199,766	—	—
Temporary Cash Investments	1,078	200	—
Futures Contracts—Assets[1]	1	—	—
Total	200,845	200	—
1 Represents variation margin on the last day of the reporting period.

44

Russell 2000 Growth Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	4	364	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $2,463,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $3,577,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $183,487,000. Net unrealized appreciation of investment securities for tax purposes was $17,557,000, consisting of unrealized gains of $24,644,000 on securities that had risen in value since their purchase and $7,087,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $92,567,000 of investment securities and sold $16,119,000 of investment securities, other than temporary cash investments. Purchases and sales include $27,709,000 and $7,426,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

45

Russell 2000 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	57,395	426	70,367	569
Issued in Lieu of Cash Distributions	1,000	8	126	1
Redeemed	(2,046)	(15)	(10,872)	(85)
Net Increase (Decrease)—Institutional Shares	56,349	419	59,621	485
ETF Shares
Issued	27,725	400	12,959	200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,426)	(100)	(6,423)	(100)
Net Increase (Decrease)—ETF Shares	20,299	300	6,536	100

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,130.10	$0.42
ETF Shares	1,000.00	1,129.59	0.79
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,144.79	$0.43
ETF Shares	1,000.00	1,144.17	1.06
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,114.08	$0.42
ETF Shares	1,000.00	1,113.39	1.05
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund,
0.08% for Institutional Shares and 0.20% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and
0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

49

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

50

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18512 042013

Semiannual Report | February 28, 2013

Vanguard Russell 3000 Index Fund

> For the six months ended February 28, 2013, Vanguard Russell 3000 Index Fund returned about 10%.

> The fund closely tracked its target index.

> Bank stocks were the strongest performers, and technology shares the weakest.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	19
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard Russell 3000 Index Fund
Institutional Shares	9.92%
ETF Shares
Market Price	10.42
Net Asset Value	9.90
Russell 3000 Index	9.97
Multi-Cap Core Funds Average	10.56
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares	$124.40	$135.26	$1.397	$0.000
ETF Shares	64.28	69.90	0.699	0.000

1

Chairman’s Letter

Dear Shareholder,

With resurgent bank stocks leading the way, Vanguard Russell 3000 Index Fund returned almost 10% for the six months ended February 28, 2013. The fund closely tracked its target index, the Russell 3000 Index, which represents nearly the entire U.S. equity market. The average return for the fund’s peer group was not quite 11%.

Value stocks outperformed their growth counterparts for the period, benefiting from their tilt toward the financial sector, whereas the growth category was hindered by its heavy weighting in technology shares. As a broadly diversified index, the Russell 3000 Index includes both growth and value stocks.

Stocks overcame concerns en route to substantial gains

Stocks worldwide strongly advanced over the six months ended February 28, though uncertainty at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s solid returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

2

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat as yields remained low

The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Market Barometer

	Total Returns
	Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

In a strong period for stocks, financials did especially well

As I mentioned, the financial sector contributed the most to the Russell 3000 Index Fund’s advance. Diversified financial services giants benefited from higher capital levels, improved lending conditions, and the recovery of the U.S. housing market. The robust showing for banks was a striking turnaround from the days of the 2008–2009 financial crisis, when the survival of even the largest institutions was threatened.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.08%	0.15%	1.20%

The fund expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.
The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Multi-Cap Core Funds.

4

Some of the biggest insurance companies also recorded solid results during the fiscal half-year as their diversified business lines offset a high level of claims related to Hurricane Sandy. A favorable stock market helped asset managers.

Financial stocks were by no means alone in performing well. Nine of the ten industry sectors that make up the Russell 3000 Index notched positive results. Consumer discretionary stocks, for example, delivered double-digit returns as consumers and businesses boosted their spending. Industrial stocks, including conglomerates, airlines, and aerospace and defense companies, also rose.

Technology stocks, which made up the largest portion of the index on average during the period, were the one exception to the upward trend, recording a return of about –1%. Intense competition has cut into the profitability of some of the leading companies in the industry, where smartphones and tablets have powered growth in the past few years.

In saving for your future, right now is always the right time

February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for the future. I know a week devoted to promoting saving isn’t going to generate a lot of excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly where retirement is concerned. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another America Saves Week comes and goes—you’ll thank yourself later. A Vanguard study called Penny Saved, Penny Earned

(available at vanguard.com/research) examined the different levers we employ to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
March 18, 2013

5

Russell 3000 Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTTX	VTHR
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.95%	1.88%

Portfolio Characteristics
			DJ U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Number of Stocks	2,961	2,951	3,593
Median Market Cap	$38.3B	$38.3B	$38.3B
Price/Earnings Ratio	17.4x	17.4x	17.4x
Price/Book Ratio	2.3x	2.3x	2.2x
Return on Equity	16.8%	16.8%	16.7%
Earnings Growth Rate	9.3%	9.3%	9.3%
Dividend Yield	2.1%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	19%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Consumer Discretionary	12.4%	12.4%	12.2%
Consumer Staples	9.5	9.5	9.5
Energy	10.1	10.1	10.3
Financials	17.1	17.1	17.2
Health Care	12.0	12.0	12.0
Industrials	11.4	11.4	11.2
Information Technology	17.5	17.5	17.6
Materials	3.9	3.9	3.9
Telecommunication
Services	2.6	2.6	2.6
Utilities	3.5	3.5	3.5

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	2.5%
Apple Inc.	Computer Hardware	2.4
General Electric Co.	Industrial
	Conglomerates	1.5
Chevron Corp.	Integrated Oil & Gas	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Microsoft Corp.	Systems Software	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household Products	1.2
Google Inc. Class A	Internet Software &
	Services	1.2
Top Ten		15.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

6

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2013

Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/1/2010	16.32%	11.30%
ETF Shares	9/20/2010
Market Price		16.31	12.61
Net Asset Value		16.23	12.59

See Financial Highlights for dividend and capital gains information.

7

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Comcast Corp. Class A	55,671	2,215	0.6%
Home Depot Inc.	31,732	2,174	0.6%
Walt Disney Co.	37,032	2,022	0.6%
McDonald’s Corp.	21,055	2,019	0.6%
* Amazon.com Inc.	7,496	1,981	0.6%
News Corp. Class A	43,399	1,250	0.3%
Consumer Discretionary—Other †		31,438	9.0%
		43,099	12.3%
Consumer Staples
Procter & Gamble Co.	56,805	4,327	1.3%
Philip Morris International Inc.	35,358	3,244	0.9%
Coca-Cola Co.	80,535	3,118	0.9%
Wal-Mart Stores Inc.	35,038	2,480	0.7%
PepsiCo Inc.	32,423	2,457	0.7%
Altria Group Inc.	42,159	1,414	0.4%
CVS Caremark Corp.	26,551	1,357	0.4%
Consumer Staples—Other †		14,464	4.1%
		32,861	9.4%
Energy
Exxon Mobil Corp.	96,942	8,681	2.5%
Chevron Corp.	40,896	4,791	1.4%
Schlumberger Ltd.	27,646	2,152	0.6%
ConocoPhillips	26,200	1,518	0.4%
Occidental Petroleum Corp.	16,804	1,383	0.4%
Energy—Other †		16,467	4.7%
		34,992	10.0%
Financials
JPMorgan Chase & Co.	78,916	3,861	1.1%
* Berkshire Hathaway Inc. Class B	36,919	3,772	1.1%
Wells Fargo & Co.	101,570	3,563	1.0%

8

Russell 3000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Citigroup Inc.	60,787	2,551	0.7%
Bank of America Corp.	223,411	2,509	0.7%
Goldman Sachs Group Inc.	10,191	1,526	0.4%
US Bancorp	39,245	1,334	0.4%
American Express Co.	20,746	1,289	0.4%
Financials—Other †		39,229	11.2%
		59,634	17.0%
Health Care
Johnson & Johnson	56,935	4,333	1.2%
Pfizer Inc.	155,236	4,249	1.2%
Merck & Co. Inc.	63,055	2,694	0.8%
Amgen Inc.	16,113	1,473	0.4%
* Gilead Sciences Inc.	31,381	1,340	0.4%
Bristol-Myers Squibb Co.	34,995	1,294	0.4%
* Zoetis Inc.	129	4	0.0%
Health Care—Other †		26,327	7.5%
		41,714	11.9%
Industrials
General Electric Co.	219,651	5,100	1.5%
United Technologies Corp.	18,882	1,710	0.5%
3M Co.	14,376	1,495	0.4%
Union Pacific Corp.	9,867	1,353	0.4%
Caterpillar Inc.	13,519	1,249	0.4%
United Parcel Service Inc. Class B	15,009	1,240	0.3%
Industrials—Other †		27,296	7.8%
		39,443	11.3%
Information Technology
Apple Inc.	19,385	8,557	2.4%
International Business Machines Corp.	22,598	4,538	1.3%
Microsoft Corp.	156,046	4,338	1.2%
* Google Inc. Class A	5,367	4,300	1.2%
Oracle Corp.	79,211	2,714	0.8%
QUALCOMM Inc.	35,539	2,332	0.7%
Cisco Systems Inc.	111,053	2,315	0.7%
Intel Corp.	104,298	2,175	0.6%
Visa Inc. Class A	10,827	1,718	0.5%
* eBay Inc.	23,997	1,312	0.4%
Information Technology—Other †		26,445	7.6%
		60,744	17.4%

Materials †		13,572	3.9%

Telecommunication Services
AT&T Inc.	121,546	4,365	1.2%
Verizon Communications Inc.	58,898	2,741	0.8%
Telecommunication Services—Other †		2,059	0.6%
		9,165	2.6%

Utilities †		12,004	3.4%
Total Common Stocks (Cost $315,680)		347,228	99.2%[1]

9

Russell 3000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.143%	2,051,215	2,051	0.5%
4 U.S. Government and Agency Obligations †			200	0.1%
Total Temporary Cash Investments (Cost $2,251)			2,251	0.6%[1]
[5]Total Investments (Cost $317,931)			349,479	99.8%
Other Assets and Liabilities
Other Assets			1,106	0.3%
Liabilities[2]			(462)	(0.1%)
			644	0.2%
Net Assets			350,123	100.0%

At February 28, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				319,808
Undistributed Net Investment Income				955
Accumulated Net Realized Losses				(2,349)
Unrealized Appreciation (Depreciation)
Investment Securities				31,548
Futures Contracts				161
Net Assets				350,123

Institutional Shares—Net Assets
Applicable to 2,278,490 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				308,186
Net Asset Value Per Share—Institutional Shares				$135.26

ETF Shares—Net Assets
Applicable to 600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				41,937
Net Asset Value Per Share—ETF Shares				$69.90

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Includes $22,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $20,000.
See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	3,006
Interest[1]	4
Security Lending	2
Total Income	3,012
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—Institutional Shares	21
Management and Administrative—ETF Shares	13
Marketing and Distribution—Institutional Shares	19
Marketing and Distribution—ETF Shares	6
Custodian Fees	41
Total Expenses	111
Net Investment Income	2,901
Realized Net Gain (Loss)
Investment Securities Sold	(163)
Futures Contracts	102
Realized Net Gain (Loss)	(61)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	23,757
Futures Contracts	134
Change in Unrealized Appreciation (Depreciation)	23,891
Net Increase (Decrease) in Net Assets Resulting from Operations	26,731
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,901	1,936
Realized Net Gain (Loss)	(61)	2,791
Change in Unrealized Appreciation (Depreciation)	23,891	9,509
Net Increase (Decrease) in Net Assets Resulting from Operations	26,731	14,236
Distributions
Net Investment Income
Institutional Shares	(2,163)	(1,029)
ETF Shares	(419)	(465)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,582)	(1,494)
Capital Share Transactions
Institutional Shares	160,934	81,675
ETF Shares	—	13,646
Net Increase (Decrease) from Capital Share Transactions	160,934	95,321
Total Increase (Decrease)	185,083	108,063
Net Assets
Beginning of Period	165,040	56,977
End of Period[1]	350,123	165,040
1 Net Assets—End of Period includes undistributed net investment income of $955,000 and $636,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 1,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$124.40	$108.32	$104.44
Investment Operations
Net Investment Income	1.536[2]	2.087	1.494
Net Realized and Unrealized Gain (Loss) on Investments	10.721	15.972	3.650
Total from Investment Operations	12.257	18.059	5.144
Distributions
Dividends from Net Investment Income	(1.397)	(1.979)	(1.264)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.397)	(1.979)	(1.264)
Net Asset Value, End of Period	$135.26	$124.40	$108.32

Total Return	9.92%	16.89%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$308	$126	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.37%	2.06%	1.78%[3]
Portfolio Turnover Rate[4]	19%	20%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sep. 20,
	Ended	Ended	2010[1] to
	February 28,	August 31,	August 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$64.28	$55.97	$51.86
Investment Operations
Net Investment Income	.749[2]	1.037	.819
Net Realized and Unrealized Gain (Loss) on Investments	5.570	8.255	3.924
Total from Investment Operations	6.319	9.292	4.743
Distributions
Dividends from Net Investment Income	(.699)	(.982)	(.633)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.699)	(.982)	(.633)
Net Asset Value, End of Period	$69.90	$64.28	$55.97

Total Return	9.90%	16.80%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$39	$22
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.30%	1.99%	1.71%[3]
Portfolio Turnover Rate[4]	19%	20%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

15

Russell 3000 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $40,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	347,228	—	—
Temporary Cash Investments	2,051	200	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	349,275	200	—
1 Represents variation margin on the last day of the reporting period.

16

Russell 3000 Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	6	2,270	129
E-mini Russell 2000 Index	March 2013	4	364	29
E-mini S&P 500 Index	March 2013	3	227	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital loss carryforwards totaling $2,232,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $317,931,000. Net unrealized appreciation of investment securities for tax purposes was $31,548,000, consisting of unrealized gains of $36,680,000 on securities that had risen in value since their purchase and $5,132,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $182,067,000 of investment securities and sold $22,794,000 of investment securities, other than temporary cash investments.

17

Russell 3000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	184,956	1,452	96,532	830
Issued in Lieu of Cash Distributions	2,163	17	1,029	9
Redeemed	(26,185)	(207)	(15,886)	(142)
Net Increase (Decrease) —Institutional Shares	160,934	1,262	81,675	697
ETF Shares
Issued	—	—	37,746	600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(24,100)	(400)
Net Increase (Decrease)—ETF Shares	—	—	13,646	200

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financail statements.

18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

19

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,099.23	$0.42
ETF Shares	1,000.00	1,099.01	0.78
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for Institutional Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

21

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.

Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042013

Semiannual Report | February 28, 2013

Vanguard Sector Bond Index Funds

Vanguard Short-Term Government Bond Index Fund

Vanguard Intermediate-Term Government Bond Index Fund

Vanguard Long-Term Government Bond Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Mortgage-Backed Securities Index Fund

> For the six months ended February 28, 2013, the seven Vanguard Sector Bond

Index Funds posted returns ranging from a little better than –5% for the

Long-Term Government Bond Index Fund to more than 2% for the

Intermediate-Term Corporate Bond Index Fund.

> A steepening of the U.S. Treasury bond yield curve put longer-term bond prices under pressure, leading to negative returns for the government and corporate long-term funds.

> Corporate bonds fared better than their government counterparts as corporates’

higher yields helped cushion declines in bond prices.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	11
Intermediate-Term Government Bond Index Fund.	25
Long-Term Government Bond Index Fund.	40
Short-Term Corporate Bond Index Fund.	53
Intermediate-Term Corporate Bond Index Fund.	91
Long-Term Corporate Bond Index Fund.	128
Mortgage-Backed Securities Index Fund.	164
About Your Fund’s Expenses.	178
Glossary.	181

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Signal® Shares	0.16%	0.14%	-0.04%	0.10%
Institutional Shares	0.19	0.17	-0.04	0.13
ETF Shares	0.16
Market Price				0.11
Net Asset Value				0.13
Barclays U.S. 1–3 Year Government Float
Adjusted Index				0.18
Short U.S. Government Funds Average				0.03
Short U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Government Bond Index Fund
Signal Shares	0.85%	0.68%	-0.80%	-0.12%
Institutional Shares	0.88	0.70	-0.81	-0.11
ETF Shares	0.85
Market Price				-0.16
Net Asset Value				-0.13
Barclays U.S. 3–10 Year Government Float
Adjusted Index				-0.08
Intermediate U.S. Government Funds Average				-0.30
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138;
7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Long-Term Government Bond Index Fund
Signal Shares	2.76%	1.23%	-6.13%	-4.90%
Institutional Shares	2.79	1.25	-6.13	-4.88
ETF Shares	2.76
Market Price				-4.87
Net Asset Value				-4.88
Barclays U.S. Long Government Float Adjusted
Index				-4.69
General U.S. Government Funds Average				-0.82
General U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Short-Term Corporate Bond Index Fund
Signal Shares	1.23%	0.99%	0.61%	1.60%
Institutional Shares	1.26	1.01	0.64	1.65
ETF Shares	1.23
Market Price				1.43
Net Asset Value				1.63
Barclays U.S. 1–5 Year Corporate Bond Index				1.81
Short-Intermediate Investment-Grade Debt Funds
Average				1.15
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Corporate Bond Index Fund
Signal Shares	2.69%	1.59%	0.97%	2.56%
Institutional Shares	2.72	1.61	0.94	2.55
ETF Shares	2.69
Market Price				2.15
Net Asset Value				2.55
Barclays U.S. 5–10 Year Corporate Bond Index				2.69
Intermediate Investment-Grade Debt Funds
Average				1.30
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138;
7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Long-Term Corporate Bond Index Fund
Signal Shares	4.49%	2.15%	-2.27%	-0.12%
Institutional Shares	4.52	2.17	-2.24	-0.07
ETF Shares	4.49
Market Price				-0.33
Net Asset Value				-0.09
Barclays U.S. 10+ Year Corporate Bond Index				0.08
Corporate Debt Funds BBB-Rated Average				2.26
Corporate Debt Funds BBB-Rated Average: Derived from data provided by Lipper Inc.
Vanguard Mortgage-Backed Securities Index Fund
Signal Shares	0.31%	0.23%	-0.47%	-0.24%
ETF Shares	0.31
Market Price				-0.30
Net Asset Value				-0.24
Barclays U.S. MBS Float Adjusted Index				-0.13
U.S. Mortgage Funds Average				0.95
U.S. Mortgage Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138;
7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

Government bonds were out of favor during the six months ended February 28, 2013, as bond investors seemed keen to find higher yields and were willing to take on more risk to get them.

Slackening demand for long-term U.S. Treasuries pushed yields up from historical lows and hurt bond prices. Vanguard Long-Term Government Bond Index Fund was affected the most, returning –4.88%. (All returns cited in this letter are for ETF Shares, based on net asset value.)

With investors looking for yield, especially early in the period, corporate bonds fared better. Vanguard Short- and Intermediate-Term Corporate Bond Index Funds produced gains for the half-year, though declines in bond prices tipped the return for the Long-Term Corporate Bond Index Fund into negative territory.

All seven of the Sector Bond Index Funds came close to matching the returns of their market segments, with slight differences attributable to the funds’ operating and transaction costs, their sampling strategy, and differences in the bond-pricing models used by Vanguard and the index provider, Barclays.

The 30-day SEC yields declined for the two short-term funds, the mortgage-backed securities fund, and the intermediate-term corporate fund; those yields moved higher for the intermediate-term government fund and the two long-term funds.

Bonds finished flat as yields inched higher

The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year Treasury note climbed during the half-year. It started at about 1.56%, then moved above 2% for parts of January and February before dropping back to finish at about 1.88%—an increase of 32 basis points for the period. (A basis point is one-hundredth of a percentage point.) The yield of the 5-year Treasury note rose 17 basis points to 0.76%, and the 30-year Treasury bond yield was up 41 basis points to 3.09%.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (Bond prices and yields move in opposite directions.) Moreover, investors’ preference for yield over safety has meant that their compensation for investing in riskier bonds, including lower-quality and longer-duration bonds, has shrunk.

Market Barometer
	Total Returns
	Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

CPI
Consumer Price Index	0.78%	1.98%	1.86%

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Stocks overcame concerns en route to substantial gains

Stocks worldwide advanced strongly over the six months ended February 28, though uncertainty both at home and abroad periodically stalked the markets. International equities eclipsed their U.S.

counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

Expense Ratios
Your Fund Compared With Its Peer Group

	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index
Fund	0.12%	0.09%	0.12%	0.80%
Intermediate-Term Government Bond
Index Fund	0.12	0.09	0.12	0.96
Long-Term Government Bond Index
Fund	0.12	0.09	0.12	1.09
Short-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.86
Intermediate-Term Corporate Bond
Index Fund	0.12	0.09	0.12	0.86
Long-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.97
Mortgage-Backed Securities Index
Fund	0.12	—	0.12	0.89

The fund expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2013, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund,
0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Government Bond Index Fund,
0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.12%
for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.12% for Signal
Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.12% for Signal
Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.12% for Signal Shares,
0.09% for Institutional Shares, and 0.12% for ETF Shares; and for the Mortgage-Backed Securities Index Fund, 0.12% for Signal Shares, and
0.12% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through 2012.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond
Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the
Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index
Fund, Intermediate Investment-Grade Debt Funds; for the Long-Term Corporate Bond Index Fund, Corporate BBB-Rated Debt Funds; for the
Mortgage-Backed Securities Index Fund, U.S. Mortgage Funds.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns.

Interest income helped some funds cushion the drop in bond prices

Since late 2008, the Fed has strived to help revive the economy by driving down bond yields, which influence the cost of consumer and business borrowing.

A key part of the Fed’s effort has been

quantitative easing—its purchasing of hundreds of billions of dollars’ worth of bonds and mortgage-backed securities. Demand created by the Fed’s buying programs, however, wasn’t enough during the six months to keep Treasury yields from rising—especially for longer-maturity bonds—and so prices fell.

In this environment, interest income for the Short- and Intermediate-Term Government Bond Index Funds just about offset the drop in the prices of the bonds they held; the short-term fund returned 0.13% and the intermediate-term fund –0.13%. Price declines were far sharper for the Long-Term Government Bond Index Fund, with little cushion from interest income given how low yields are; it returned –4.88%.

Yields of U.S. Treasury Securities
	August 31,	February 28,
Maturity	2012	2013
2 years	0.22%	0.24%
3 years	0.29	0.34
5 years	0.59	0.76
10 years	1.56	1.88
30 years	2.68	3.09
Source: Vanguard.

The Mortgage-Backed Securities Index Fund, which invests in bonds of pooled mortgages issued by government agencies and guaranteed by the U.S. government, had a duration of about 4 years. Given its relatively short duration and its high-quality holdings, it followed a trajectory over the period similar to that of the short- and intermediate-term government bond funds, returning –0.24%. For this fund, too, interest income could not quite cover the decline in bond prices.

Investment insight
End of the line for the great bond rally?
It has been a long time since bond yields rose significantly over an extended period.
In 1981, the yield of the 10-year Treasury note—a benchmark for many other rates, including mortgage rates—closed the year at 13.72% after peaking at more than
15% a few months earlier. Since then, yields have trended lower. In 2012, the yield dropped to a record low before ticking up slightly to close the year at 1.78%.

Because bond yields and prices move in opposite directions, the dramatic decline in yields over the past three decades led to an unprecedented run for bond returns.
The flip side is that there is virtually no chance of a repeat performance. With little room for further price appreciation, and with the minimal income earned at current yields, it would be wise for bond investors to anticipate much more modest returns in coming years.

The great bull market for bonds

Year-end data.
Source: Vanguard.

Investors showed more enthusiasm for corporate bonds, especially as the period began. They seemed encouraged by the healthy finances of many companies, as corporate profits reached record highs and balance sheets strengthened further.

Later in the period, investors became more skittish as worries grew about the pace of U.S. growth, the “fiscal cliff” crisis, impending automatic spending cuts (known as the sequester), and—of particular concern to bondholders—the possibility that the Fed would start tightening monetary policy sooner than expected. The Short-Term and Intermediate-Term Corporate Bond Index Funds were able to hold on to a good part of the gains they made early in the period, with the short-term fund returning 1.63% and the intermediate-term fund 2.55%. But the Long-Term Corporate Bond Index Fund, with its much sharper price decline, returned –0.09%.

In saving for your future, right now is always the right time

February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for their futures. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly for retirement. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another “America Saves Week” comes and goes—you’ll thank yourself later. A Vanguard study titled Penny Saved, Penny Earned (available at vanguard.com/research) examined the different levers we use to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2013

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
fund
signal shares	$20.35	$20.31	$0.029	$0.032
institutional shares	25.57	25.52	0.041	0.041
etf shares	60.98	60.88	0.085	0.096
Vanguard Intermediate-Term Government
Bond Index Fund
Signal Shares	$22.50	$22.09	$0.153	$0.230
Institutional Shares	27.91	27.40	0.194	0.285
ETF Shares	66.58	65.36	0.453	0.680
Vanguard Long-Term Government Bond Index
Fund
Signal Shares	$26.48	$24.81	$0.332	$0.048
Institutional Shares	33.60	31.48	0.427	0.061
ETF Shares	78.69	73.74	0.988	0.143
Vanguard Short-Term Corporate Bond Index
Fund
Signal Shares	$21.73	$21.83	$0.214	$0.032
Institutional Shares	26.60	26.73	0.267	0.039
ETF Shares	79.78	80.17	0.788	0.117
Vanguard Intermediate-Term Corporate Bond
Index Fund
Signal Shares	$23.40	$23.51	$0.370	$0.116
Institutional Shares	28.93	29.06	0.462	0.143
ETF Shares	86.78	87.18	1.373	0.430
Vanguard Long-Term Corporate Bond Index
Fund
Signal Shares	$24.74	$24.12	$0.534	$0.060
Institutional Shares	30.71	29.95	0.667	0.075
ETF Shares	92.15	89.87	1.970	0.224
Vanguard Mortgage-Backed Securities Index
Fund
Signal Shares	$21.06	$20.86	$0.048	$0.102
ETF Shares	52.63	52.13	0.119	0.254

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	0.16%	0.19%	0.16%

Financial Attributes
		Barclays
		1–3 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	104	402	8,148

Yield to Maturity
(before expenses)	0.3%	0.3%	1.8%

Average Coupon	1.2%	1.5%	3.5%

Average Duration	1.9 years	1.9 years	5.3 years

Average Effective
Maturity	1.9 years	1.9 years	7.2 years

Short-Term
Reserves	1.7%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–3 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.56
Beta	1.01	0.19
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	3.0%
1 - 3 Years	96.5
3 - 5 Years	0.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013

		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53
2012	0.40	0.50
2013	0.13	0.18
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/28/2009	0.37%	0.57%	0.75%	1.32%
Institutional Shares	8/23/2010	0.40	0.59	0.24	0.83
ETF Shares	11/19/2009
Market Price		0.38			1.13
Net Asset Value		0.39			1.13

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (88.7%)
United States Treasury Note/Bond	4.000%	2/15/14	4,054	4,202
United States Treasury Note/Bond	0.250%	2/28/14	4,105	4,108
United States Treasury Note/Bond	1.250%	3/15/14	2,038	2,060
United States Treasury Note/Bond	0.250%	3/31/14	6,550	6,554
United States Treasury Note/Bond	1.750%	3/31/14	4,784	4,865
United States Treasury Note/Bond	1.250%	4/15/14	4,591	4,646
United States Treasury Note/Bond	0.250%	4/30/14	3,500	3,502
United States Treasury Note/Bond	1.875%	4/30/14	3,335	3,400
United States Treasury Note/Bond	1.000%	5/15/14	4,180	4,220
United States Treasury Note/Bond	4.750%	5/15/14	4,659	4,914
United States Treasury Note/Bond	0.250%	5/31/14	2,895	2,897
United States Treasury Note/Bond	2.250%	5/31/14	4,952	5,078
United States Treasury Note/Bond	0.750%	6/15/14	4,090	4,119
United States Treasury Note/Bond	0.250%	6/30/14	4,985	4,988
United States Treasury Note/Bond	0.625%	7/15/14	7,470	7,512
United States Treasury Note/Bond	0.125%	7/31/14	5,000	4,995
United States Treasury Note/Bond	2.625%	7/31/14	960	993
United States Treasury Note/Bond	0.500%	8/15/14	8,425	8,461
United States Treasury Note/Bond	4.250%	8/15/14	3,625	3,838
United States Treasury Note/Bond	0.250%	8/31/14	5,600	5,603
United States Treasury Note/Bond	2.375%	8/31/14	4,175	4,310
United States Treasury Note/Bond	0.250%	9/15/14	7,845	7,849
United States Treasury Note/Bond	0.250%	9/30/14	6,825	6,828
United States Treasury Note/Bond	2.375%	9/30/14	170	176
United States Treasury Note/Bond	0.500%	10/15/14	7,880	7,917
United States Treasury Note/Bond	2.375%	10/31/14	30	31
United States Treasury Note/Bond	0.375%	11/15/14	7,815	7,834
United States Treasury Note/Bond	4.250%	11/15/14	3,000	3,205
United States Treasury Note/Bond	0.250%	11/30/14	4,050	4,052
United States Treasury Note/Bond	2.125%	11/30/14	2,800	2,893
United States Treasury Note/Bond	0.250%	12/15/14	5,850	5,853
United States Treasury Note/Bond	0.125%	12/31/14	551	550
United States Treasury Note/Bond	2.625%	12/31/14	4,940	5,156
United States Treasury Note/Bond	0.250%	1/15/15	2,625	2,626
United States Treasury Note/Bond	2.250%	1/31/15	6,785	7,046
United States Treasury Note/Bond	0.250%	2/15/15	8,181	8,181
United States Treasury Note/Bond	4.000%	2/15/15	4,775	5,125

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.250%	2/28/15	8,000	8,001
United States Treasury Note/Bond	2.375%	2/28/15	6,260	6,524
United States Treasury Note/Bond	0.375%	3/15/15	6,895	6,911
United States Treasury Note/Bond	2.500%	3/31/15	7,690	8,049
United States Treasury Note/Bond	0.375%	4/15/15	450	451
United States Treasury Note/Bond	2.500%	4/30/15	5,645	5,918
United States Treasury Note/Bond	0.250%	5/15/15	4,140	4,138
United States Treasury Note/Bond	4.125%	5/15/15	3,845	4,171
United States Treasury Note/Bond	0.375%	6/15/15	7,840	7,857
United States Treasury Note/Bond	1.875%	6/30/15	2,100	2,178
United States Treasury Note/Bond	0.250%	7/15/15	2,470	2,468
United States Treasury Note/Bond	1.750%	7/31/15	3,380	3,498
United States Treasury Note/Bond	0.250%	8/15/15	3,375	3,371
United States Treasury Note/Bond	4.250%	8/15/15	5,155	5,653
United States Treasury Note/Bond	1.250%	8/31/15	5,455	5,585
United States Treasury Note/Bond	0.250%	9/15/15	7,075	7,065
United States Treasury Note/Bond	0.250%	10/15/15	12,405	12,386
United States Treasury Note/Bond	1.375%	11/30/15	12,045	12,389
United States Treasury Note/Bond	0.250%	12/15/15	7,790	7,773
United States Treasury Note/Bond	2.125%	12/31/15	500	525
United States Treasury Note/Bond	2.000%	1/31/16	8,460	8,864
United States Treasury Note/Bond	0.375%	2/15/16	8,000	8,006
				302,368
Agency Bonds and Notes (10.6%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Farm Credit Banks	2.625%	4/17/14	550	565
1 Federal Farm Credit Banks	1.625%	11/19/14	50	51
1 Federal Farm Credit Banks	0.270%	2/24/15	750	750
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	51
1 Federal Home Loan Banks	2.500%	6/13/14	100	103
1 Federal Home Loan Banks	5.500%	8/13/14	1,995	2,147
1 Federal Home Loan Banks	4.500%	11/14/14	100	107
1 Federal Home Loan Banks	2.750%	12/12/14	675	704
1 Federal Home Loan Banks	0.250%	1/16/15	1,375	1,374
1 Federal Home Loan Banks	0.250%	2/20/15	600	600
1 Federal Home Loan Banks	0.500%	11/20/15	1,800	1,806
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	195
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	1,000	1,002
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	296
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	200	202
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	615	621
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	2,820	2,852
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	476
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	620	625
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	2,060	2,073
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	54
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	709
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,000	1,004
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	548
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,110	1,149
2 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	559
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	500	497
2 Federal National Mortgage Assn.	2.750%	3/13/14	1,130	1,160
2 Federal National Mortgage Assn.	1.125%	6/27/14	475	481

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	0.875%	8/28/14	2,445	2,469
2	Federal National Mortgage Assn.	0.625%	10/30/14	1,410	1,419
2	Federal National Mortgage Assn.	2.625%	11/20/14	1,715	1,785
2	Federal National Mortgage Assn.	0.750%	12/19/14	500	504
2	Federal National Mortgage Assn.	0.375%	3/16/15	1,650	1,652
2	Federal National Mortgage Assn.	0.500%	5/27/15	600	602
2	Federal National Mortgage Assn.	0.500%	7/2/15	1,425	1,430
2	Federal National Mortgage Assn.	0.500%	9/28/15	1,140	1,144
2	Federal National Mortgage Assn.	4.375%	10/15/15	175	193
2	Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2	Federal National Mortgage Assn.	0.375%	12/21/15	300	300
2	Federal National Mortgage Assn.	0.500%	3/30/16	1,325	1,328
	Private Export Funding Corp.	3.050%	10/15/14	175	183
					36,100
Total U.S. Government and Agency Obligations (Cost $337,865)					338,468

				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3	Vanguard Market Liquidity Fund (Cost $5,925)	0.143%		5,925,260	5,925
Total Investments (101.0%) (Cost $343,790)					344,393
Other Assets and Liabilities (-1.0%)
Other Assets					13,867
Liabilities					(17,267)
					(3,400)
Net Assets (100%)					340,993

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers					338,468
Affiliated Vanguard Funds					5,925
Total Investments in Securities					344,393
Receivables for Investment Securities Sold					12,926
Other Assets					941
Total Assets					358,260
Liabilities
Payables for Investment Securities Purchased					16,978
Other Liabilities					289
Total Liabilities					17,267
Net Assets					340,993

Short-Term Government Bond Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	340,193
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	197
Unrealized Appreciation (Depreciation)	603
Net Assets	340,993

Signal Shares—Net Assets
Applicable to 2,207,803 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	44,843
Net Asset Value Per Share—Signal Shares	$20.31

Institutional Shares—Net Assets
Applicable to 1,584,762 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,448
Net Asset Value Per Share—Institutional Shares	$25.52

ETF Shares—Net Assets
Applicable to 4,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	255,702
Net Asset Value Per Share—ETF Shares	$60.88

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	627
Total Income	627
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative—Signal Shares	17
Management and Administrative—Institutional Shares	12
Management and Administrative—ETF Shares	102
Marketing and Distribution—Signal Shares	6
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—ETF Shares	27
Custodian Fees	2
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	178
Net Investment Income	449
Realized Net Gain (Loss) on Investment Securities Sold	285
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(287)
Net Increase (Decrease) in Net Assets Resulting from Operations	447
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	449	1,013
Realized Net Gain (Loss)	285	665
Change in Unrealized Appreciation (Depreciation)	(287)	(705)
Net Increase (Decrease) in Net Assets Resulting from Operations	447	973
Distributions
Net Investment Income
Signal Shares	(59)	(98)
Institutional Shares	(67)	(160)
ETF Shares	(324)	(745)
Realized Capital Gain[1]
Signal Shares	(61)	(22)
Institutional Shares	(65)	(57)
ETF Shares	(389)	(294)
Total Distributions	(965)	(1,376)
Capital Share Transactions
Signal Shares	8,083	26,194
Institutional Shares	(3,241)	10,460
ETF Shares	73,136	33,558
Net Increase (Decrease) from Capital Share Transactions	77,978	70,212
Total Increase (Decrease)	77,460	69,809
Net Assets
Beginning of Period	263,533	193,724
End of Period[2]	340,993	263,533

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $163,000 and $178,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Signal Shares

	Six Months			Dec. 28,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.35	$20.39	$20.25	$19.92
Investment Operations
Net Investment Income	.029	.089	.134	.101
Net Realized and Unrealized Gain (Loss) on Investments	(.008)	(.007)	.149	.329
Total from Investment Operations	.021	.082	.283	.430
Distributions
Dividends from Net Investment Income	(.029)	(.087)	(.135)	(.100)
Distributions from Realized Capital Gains	(.032)	(.035)	(.008)	—
Total Distributions	(.061)	(.122)	(.143)	(.100)
Net Asset Value, End of Period	$20.31	$20.35	$20.39	$20.25

Total Return[2]	0.10%	0.40%	1.40%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$37	$11	$6
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	0.29%	0.44%	0.66%	0.84%[3]
Portfolio Turnover Rate[4]	66%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Aug. 23,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.57	$25.62	$25.45	$25.46
Investment Operations
Net Investment Income	.041	.121	.183	.005
Net Realized and Unrealized Gain (Loss) on Investments	(.009)	(.007)	.180	.003
Total from Investment Operations	.032	.114	.363	.008
Distributions
Dividends from Net Investment Income	(.041)	(.120)	(.183)	(.018)
Distributions from Realized Capital Gains	(.041)	(.044)	(.010)	—
Total Distributions	(.082)	(.164)	(.193)	(.018)
Net Asset Value, End of Period	$25.52	$25.57	$25.62	$25.45

Total Return[2]	0.13%	0.45%	1.43%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$44	$33	$8
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	0.32%	0.47%	0.71%	0.90%[3]
Portfolio Turnover Rate[4]	66%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$60.98	$61.11	$60.70	$60.04
Investment Operations
Net Investment Income	.085	.270	.405	.349
Net Realized and Unrealized Gain (Loss) on Investments	(.004)	(.028)	.434	.660
Total from Investment Operations	.081	.242	.839	1.009
Distributions
Dividends from Net Investment Income	(.085)	(.267)	(.405)	(.349)
Distributions from Realized Capital Gains	(.096)	(.105)	(.024)	—
Total Distributions	(.181)	(.372)	(.429)	(.349)
Net Asset Value, End of Period	$60.88	$60.98	$61.11	$60.70

Total Return	0.13%	0.40%	1.39%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$183	$150	$79
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.29%	0.44%	0.66%	0.84%[2]
Portfolio Turnover Rate[3]	66%	72%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $44,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	338,468	—
Temporary Cash Investments	5,925	—	—
Total	5,925	338,468	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2013, the fund realized $38,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2013, the cost of investment securities for tax purposes was $343,790,000. Net unrealized appreciation of investment securities for tax purposes was $603,000, consisting of unrealized gains of $605,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $194,742,000 of investment securities and sold $113,207,000 of investment securities, other than temporary cash investments. Purchases and sales include $84,700,000 and $12,079,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Short-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	20,933	1,030	42,585	2,095
Issued in Lieu of Cash Distributions	119	6	118	6
Redeemed	(12,969)	(638)	(16,509)	(812)
Net Increase (Decrease)—Signal Shares	8,083	398	26,194	1,289
Institutional Shares
Issued[1]	—	—	10,243	400
Issued in Lieu of Cash Distributions	127	5	217	9
Redeemed	(3,368)	(132)	—	—
Net Increase (Decrease)—Institutional Shares	(3,241)	(127)	10,460	409
ETF Shares
Issued[1]	85,312	1,400	45,749	750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,176)	(200)	(12,191)	(200)
Net Increase (Decrease)—ETF Shares	73,136	1,200	33,558	550
1 Includes purchase fees for fiscal 2013 and 2012 of $0 and $8,000, respectively (fund totals).

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	0.85%	0.88%	0.85%

Financial Attributes
		Barclays
		3–10 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	165	542	8,148

Yield to Maturity
(before expenses)	0.9%	0.9%	1.8%

Average Coupon	2.7%	2.3%	3.5%

Average Duration	5.1 years	5.1 years	5.3 years

Average Effective
Maturity	5.4 years	5.5 years	7.2 years

Short-Term
Reserves	1.7%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	3–10 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.86
Beta	1.00	1.38

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.9%
1 - 3 Years	1.9
3 - 5 Years	50.2
5 - 10 Years	47.0

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013

		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53
2012	4.50	4.51
2013	-0.13	-0.08
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	8/4/2010	2.63%	1.90%	2.93%	4.83%
Institutional Shares	3/19/2010	2.65	2.03	4.23	6.26
ETF Shares	11/19/2009
Market Price		2.37			5.49
Net Asset Value		2.63			5.54

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (89.3%)
United States Treasury Note/Bond	1.750%	7/31/15	35	36
United States Treasury Note/Bond	9.875%	11/15/15	158	199
United States Treasury Note/Bond	2.000%	1/31/16	3,503	3,670
United States Treasury Note/Bond	4.500%	2/15/16	1,180	1,324
United States Treasury Note/Bond	9.250%	2/15/16	266	336
United States Treasury Note/Bond	2.250%	3/31/16	2,518	2,663
United States Treasury Note/Bond	2.375%	3/31/16	1,952	2,072
United States Treasury Note/Bond	2.000%	4/30/16	240	252
United States Treasury Note/Bond	2.625%	4/30/16	2,692	2,880
United States Treasury Note/Bond	5.125%	5/15/16	1,096	1,261
United States Treasury Note/Bond	7.250%	5/15/16	568	692
United States Treasury Note/Bond	1.750%	5/31/16	686	716
United States Treasury Note/Bond	3.250%	5/31/16	387	423
United States Treasury Note/Bond	1.500%	6/30/16	4,150	4,298
United States Treasury Note/Bond	3.250%	6/30/16	7,415	8,110
United States Treasury Note/Bond	1.500%	7/31/16	3,945	4,088
United States Treasury Note/Bond	3.250%	7/31/16	942	1,032
United States Treasury Note/Bond	4.875%	8/15/16	972	1,120
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,480
United States Treasury Note/Bond	3.000%	8/31/16	4,592	4,997
United States Treasury Note/Bond	1.000%	9/30/16	1,910	1,946
United States Treasury Note/Bond	3.000%	9/30/16	4,290	4,675
United States Treasury Note/Bond	1.000%	10/31/16	675	688
United States Treasury Note/Bond	3.125%	10/31/16	1,357	1,487
United States Treasury Note/Bond	4.625%	11/15/16	1,805	2,079
United States Treasury Note/Bond	0.875%	11/30/16	4,755	4,822
United States Treasury Note/Bond	2.750%	11/30/16	1,965	2,129
United States Treasury Note/Bond	0.875%	12/31/16	2,950	2,991
United States Treasury Note/Bond	3.250%	12/31/16	773	853
United States Treasury Note/Bond	0.875%	1/31/17	1,082	1,096
United States Treasury Note/Bond	3.125%	1/31/17	2,750	3,026
United States Treasury Note/Bond	4.625%	2/15/17	2,230	2,586
United States Treasury Note/Bond	0.875%	2/28/17	1,410	1,428
United States Treasury Note/Bond	3.000%	2/28/17	927	1,017
United States Treasury Note/Bond	1.000%	3/31/17	2,000	2,035
United States Treasury Note/Bond	3.250%	3/31/17	3,754	4,160
United States Treasury Note/Bond	0.875%	4/30/17	45	45

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	4/30/17	3,263	3,604
United States Treasury Note/Bond	4.500%	5/15/17	3,474	4,038
United States Treasury Note/Bond	8.750%	5/15/17	177	237
United States Treasury Note/Bond	0.625%	5/31/17	1,325	1,326
United States Treasury Note/Bond	2.750%	5/31/17	699	762
United States Treasury Note/Bond	2.500%	6/30/17	1,846	1,995
United States Treasury Note/Bond	0.500%	7/31/17	690	686
United States Treasury Note/Bond	2.375%	7/31/17	1,648	1,773
United States Treasury Note/Bond	4.750%	8/15/17	724	855
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,799
United States Treasury Note/Bond	0.625%	8/31/17	1,845	1,843
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,909
United States Treasury Note/Bond	1.875%	9/30/17	7,763	8,184
United States Treasury Note/Bond	0.750%	10/31/17	490	491
United States Treasury Note/Bond	1.875%	10/31/17	1,555	1,640
United States Treasury Note/Bond	4.250%	11/15/17	2,498	2,910
United States Treasury Note/Bond	0.625%	11/30/17	3,770	3,756
United States Treasury Note/Bond	2.250%	11/30/17	3,415	3,661
United States Treasury Note/Bond	0.750%	12/31/17	790	791
United States Treasury Note/Bond	0.875%	1/31/18	3,000	3,019
United States Treasury Note/Bond	2.625%	1/31/18	909	992
United States Treasury Note/Bond	3.500%	2/15/18	4,151	4,706
United States Treasury Note/Bond	2.750%	2/28/18	5,766	6,329
United States Treasury Note/Bond	2.875%	3/31/18	2,267	2,504
United States Treasury Note/Bond	2.625%	4/30/18	3,057	3,340
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,272
United States Treasury Note/Bond	9.125%	5/15/18	1,060	1,512
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,838
United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,111
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,685
United States Treasury Note/Bond	4.000%	8/15/18	3,480	4,067
United States Treasury Note/Bond	1.375%	9/30/18	2,355	2,415
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,243
United States Treasury Note/Bond	3.750%	11/15/18	8,882	10,286
United States Treasury Note/Bond	9.000%	11/15/18	133	193
United States Treasury Note/Bond	1.375%	11/30/18	610	625
United States Treasury Note/Bond	1.375%	12/31/18	840	860
United States Treasury Note/Bond	1.250%	1/31/19	2,800	2,843
United States Treasury Note/Bond	2.750%	2/15/19	2,947	3,249
United States Treasury Note/Bond	8.875%	2/15/19	369	539
United States Treasury Note/Bond	1.375%	2/28/19	200	204
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,406
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,468
United States Treasury Note/Bond	3.125%	5/15/19	2,823	3,181
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,315
United States Treasury Note/Bond	1.000%	6/30/19	5,635	5,603
United States Treasury Note/Bond	0.875%	7/31/19	1,300	1,281
United States Treasury Note/Bond	3.625%	8/15/19	1,392	1,613
United States Treasury Note/Bond	8.125%	8/15/19	159	229
United States Treasury Note/Bond	1.000%	8/31/19	1,280	1,269
United States Treasury Note/Bond	1.000%	9/30/19	300	297
United States Treasury Note/Bond	3.375%	11/15/19	4,375	5,007
United States Treasury Note/Bond	1.000%	11/30/19	1,980	1,956
United States Treasury Note/Bond	1.125%	12/31/19	275	273
United States Treasury Note/Bond	1.375%	1/31/20	300	303

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.625%	2/15/20	4,805	5,581
United States Treasury Note/Bond	3.500%	5/15/20	3,939	4,545
United States Treasury Note/Bond	2.625%	8/15/20	4,549	4,963
United States Treasury Note/Bond	2.625%	11/15/20	10,532	11,472
United States Treasury Note/Bond	3.625%	2/15/21	4,205	4,894
United States Treasury Note/Bond	7.875%	2/15/21	716	1,067
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,421
United States Treasury Note/Bond	8.125%	5/15/21	1,040	1,579
United States Treasury Note/Bond	2.125%	8/15/21	5,150	5,370
United States Treasury Note/Bond	8.125%	8/15/21	300	459
United States Treasury Note/Bond	2.000%	11/15/21	5,718	5,882
United States Treasury Note/Bond	8.000%	11/15/21	3,885	5,929
United States Treasury Note/Bond	2.000%	2/15/22	3,420	3,507
United States Treasury Note/Bond	1.750%	5/15/22	4,230	4,228
United States Treasury Note/Bond	1.625%	8/15/22	2,755	2,711
United States Treasury Note/Bond	1.625%	11/15/22	4,975	4,874
United States Treasury Note/Bond	2.000%	2/15/23	2,300	2,324
				278,811
Agency Bonds and Notes (9.4%)
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Banks	1.050%	3/28/16	100	102
1 Federal Farm Credit Banks	4.875%	1/17/17	500	581
1 Federal Home Loan Banks	3.125%	3/11/16	425	460
1 Federal Home Loan Banks	5.375%	5/18/16	1,870	2,164
1 Federal Home Loan Banks	4.750%	12/16/16	870	1,008
1 Federal Home Loan Banks	1.000%	6/21/17	225	228
1 Federal Home Loan Banks	4.125%	3/13/20	720	850
1 Federal Home Loan Banks	5.250%	12/11/20	250	317
1 Federal Home Loan Banks	5.625%	6/11/21	400	521
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	2,010	2,140
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	292
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	552
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	117
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	600	608
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	235
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	600	614
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	379
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,105	1,116
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	403
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	125	150
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	300	298
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	350	349
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	590	678
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	413
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	449
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	700	696
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	725	753
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	28
2 Federal National Mortgage Assn.	0.500%	3/30/16	625	626
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	847
2 Federal National Mortgage Assn.	1.250%	9/28/16	50	51
2 Federal National Mortgage Assn.	1.375%	11/15/16	1,745	1,795
2 Federal National Mortgage Assn.	1.250%	1/30/17	200	205
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	444
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	712

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	5.000%	5/11/17	980	1,154
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,460	1,747
2	Federal National Mortgage Assn.	0.875%	8/28/17	350	351
2	Federal National Mortgage Assn.	0.875%	10/26/17	750	752
2	Federal National Mortgage Assn.	0.875%	12/20/17	900	901
2	Federal National Mortgage Assn.	0.875%	2/8/18	850	850
2	Federal National Mortgage Assn.	0.000%	10/9/19	450	396
1	Financing Corp.	10.700%	10/6/17	122	175
1	Financing Corp.	9.800%	4/6/18	200	287
1	Financing Corp.	10.350%	8/3/18	250	369
1	Financing Corp.	9.700%	4/5/19	50	74
	NCUA Guaranteed Notes	3.000%	6/12/19	180	198
	Private Export Funding Corp.	1.375%	2/15/17	250	256
	Private Export Funding Corp.	2.250%	12/15/17	25	27
	Private Export Funding Corp.	1.450%	8/15/19	75	75
	Private Export Funding Corp.	2.050%	11/15/22	175	173
1	Tennessee Valley Authority	5.500%	7/18/17	125	150
1	Tennessee Valley Authority	3.875%	2/15/21	75	87
1	Tennessee Valley Authority	1.875%	8/15/22	125	124
					29,379
Total U.S. Government and Agency Obligations (Cost $299,613)					308,190

				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3	Vanguard Market Liquidity Fund (Cost $5,370)	0.143%		5,370,468	5,370
Total Investments (100.4%) (Cost $304,983)					313,560
Other Assets and Liabilities (-0.4%)
Other Assets					4,183
Liabilities					(5,286)
					(1,103)
Net Assets (100%)					312,457

Intermediate-Term Government Bond Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	302,911
Overdistributed Net Investment Income	(19)
Accumulated Net Realized Gains	988
Unrealized Appreciation (Depreciation)	8,577
Net Assets	312,457

Signal Shares—Net Assets
Applicable to 2,557,807 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	56,495
Net Asset Value Per Share—Signal Shares	$22.09

Institutional Shares—Net Assets
Applicable to 2,781,828 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	76,213
Net Asset Value Per Share—Institutional Shares	$27.40

ETF Shares—Net Assets
Applicable to 2,750,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	179,749
Net Asset Value Per Share—ETF Shares	$65.36

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	2,102
Total Income	2,102
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative—Signal Shares	21
Management and Administrative—Institutional Shares	28
Management and Administrative—ETF Shares	57
Marketing and Distribution—Signal Shares	5
Marketing and Distribution—Institutional Shares	16
Marketing and Distribution—ETF Shares	17
Custodian Fees	2
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Total Expenses	153
Net Investment Income	1,949
Realized Net Gain (Loss) on Investment Securities Sold	2,812
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	67
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,949	4,113
Realized Net Gain (Loss)	2,812	3,051
Change in Unrealized Appreciation (Depreciation)	(4,694)	3,779
Net Increase (Decrease) in Net Assets Resulting from Operations	67	10,943
Distributions
Net Investment Income
Signal Shares	(321)	(288)
Institutional Shares	(698)	(2,183)
ETF Shares	(952)	(1,633)
Realized Capital Gain[1]
Signal Shares	(525)	(22)
Institutional Shares	(838)	(215)
ETF Shares	(1,224)	(155)
Total Distributions	(4,558)	(4,496)
Capital Share Transactions
Signal Shares	22,768	25,741
Institutional Shares	(39,640)	(3,558)
ETF Shares	48,567	75,411
Net Increase (Decrease) from Capital Share Transactions	31,695	97,594
Total Increase (Decrease)	27,204	104,041
Net Assets
Beginning of Period	285,253	181,212
End of Period[2]	312,457	285,253

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $753,000 and $178,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($19,000) and $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Six Months			Aug. 4,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.50	$21.94	$21.49	$21.11
Investment Operations
Net Investment Income	.152	.369	.441	.033
Net Realized and Unrealized Gain (Loss) on Investments	(.179)	.602	.658	.385
Total from Investment Operations	(.027)	.971	1.099	.418
Distributions
Dividends from Net Investment Income	(.153)	(.369)	(.441)	(.038)
Distributions from Realized Capital Gains	(.230)	(.042)	(.208)	—
Total Distributions	(.383)	(.411)	(.649)	(.038)
Net Asset Value, End of Period	$22.09	$22.50	$21.94	$21.49

Total Return[2]	-0.12%	4.47%	5.31%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$35	$8	$3
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.67%	2.10%	2.29%[3]
Portfolio Turnover Rate[4]	41%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			March 19,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.91	$27.21	$26.65	$25.01
Investment Operations
Net Investment Income	.192	.466	.557	.239
Net Realized and Unrealized Gain (Loss) on Investments	(.223)	.752	.819	1.674
Total from Investment Operations	(.031)	1.218	1.376	1.913
Distributions
Dividends from Net Investment Income	(.194)	(.465)	(.558)	(.273)
Distributions from Realized Capital Gains	(.285)	(.053)	(.258)	—
Total Distributions	(.479)	(.518)	(.816)	(.273)
Net Asset Value, End of Period	$27.40	$27.91	$27.21	$26.65

Total Return[2]	-0.11%	4.52%	5.36%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76	$117	$118	$73
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	1.41%	1.70%	2.14%	2.35%[3]
Portfolio Turnover Rate[4]	41%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$66.58	$64.91	$63.58	$60.00
Investment Operations
Net Investment Income	.448	1.097	1.301	.961
Net Realized and Unrealized Gain (Loss) on Investments	(.535)	1.791	1.949	3.579
Total from Investment Operations	(.087)	2.888	3.250	4.540
Distributions
Dividends from Net Investment Income	(.453)	(1.094)	(1.304)	(.960)
Distributions from Realized Capital Gains	(.680)	(.124)	(.616)	—
Total Distributions	(1.133)	(1.218)	(1.920)	(.960)
Net Asset Value, End of Period	$65.36	$66.58	$64.91	$63.58

Total Return	-0.13%	4.50%	5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180	$133	$55	$38
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.67%	2.09%	2.29%[2]
Portfolio Turnover Rate[3]	41%	51%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $41,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Intermediate-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	308,190	—
Temporary Cash Investments	5,370	—	—
Total	5,370	308,190	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2013, the fund realized $1,684,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2013, the cost of investment securities for tax purposes was $304,983,000. Net unrealized appreciation of investment securities for tax purposes was $8,577,000, consisting of unrealized gains of $8,716,000 on securities that had risen in value since their purchase and $139,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $128,428,000 of investment securities and sold $97,721,000 of investment securities, other than temporary cash investments. Purchases and sales include $70,796,000 and $22,914,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Intermediate-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	29,694	1,331	31,176	1,401
Issued in Lieu of Cash Distributions	837	38	306	14
Redeemed	(7,763)	(349)	(5,741)	(258)
Net Increase (Decrease)—Signal Shares	22,768	1,020	25,741	1,157
Institutional Shares
Issued[1]	832	31	34,026	1,236
Issued in Lieu of Cash Distributions	1,403	51	1,731	63
Redeemed	(41,875)	(1,510)	(39,315)	(1,415)
Net Increase (Decrease) —Institutional Shares	(39,640)	(1,428)	(3,558)	(116)
ETF Shares
Issued[1]	71,749	1,100	78,722	1,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,182)	(350)	(3,311)	(50)
Net Increase (Decrease)—ETF Shares	48,567	750	75,411	1,150
1 Includes purchase fees for fiscal 2013 and 2012 of $0 and $10,000, respectively (fund totals).

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	2.76%	2.79%	2.76%

Financial Attributes
		Barclays
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	64	90	8,148
Yield to Maturity
(before expenses)	2.9%	2.9%	1.8%
Average Coupon	4.3%	4.3%	3.5%
Average Duration	16.4 years	16.4 years	5.3 years
Average Effective
Maturity	24.0 years	24.1 years	7.2 years
Short-Term
Reserves	1.4%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
	Barclays
	Long Gov	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.59
Beta	1.01	3.87
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
5 - 10 Years	0.2
10 - 20 Years	26.8
20 - 30 Years	72.2
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013
		Barclays
		Long Gov
	ETF Shares Net Asset Value	Float Adj
		Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11
2012	19.06	18.68
2013	-4.88	-4.69
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/1/2010	3.49%	3.67%	9.57%	13.24%
Institutional Shares	7/30/2010	3.52	3.59	7.60	11.19
ETF Shares	11/19/2009
Market Price		3.25			11.43
Net Asset Value		3.49			11.50

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (92.3%)
United States Treasury Note/Bond	7.125%	2/15/23	2,554	3,802
United States Treasury Note/Bond	6.250%	8/15/23	7,611	10,774
United States Treasury Note/Bond	7.500%	11/15/24	4,735	7,428
United States Treasury Note/Bond	7.625%	2/15/25	2,080	3,305
United States Treasury Note/Bond	6.875%	8/15/25	1,713	2,598
United States Treasury Note/Bond	6.000%	2/15/26	2,186	3,111
United States Treasury Note/Bond	6.750%	8/15/26	2,435	3,698
United States Treasury Note/Bond	6.500%	11/15/26	949	1,416
United States Treasury Note/Bond	6.625%	2/15/27	883	1,334
United States Treasury Note/Bond	6.375%	8/15/27	633	941
United States Treasury Note/Bond	6.125%	11/15/27	2,480	3,616
United States Treasury Note/Bond	5.500%	8/15/28	7,048	9,763
United States Treasury Note/Bond	5.250%	11/15/28	1,809	2,449
United States Treasury Note/Bond	5.250%	2/15/29	1,810	2,453
United States Treasury Note/Bond	6.125%	8/15/29	3,309	4,904
United States Treasury Note/Bond	6.250%	5/15/30	3,297	4,981
United States Treasury Note/Bond	5.375%	2/15/31	7,760	10,803
United States Treasury Note/Bond	4.500%	2/15/36	3,805	4,857
United States Treasury Note/Bond	4.750%	2/15/37	3,165	4,189
United States Treasury Note/Bond	5.000%	5/15/37	5,701	7,806
United States Treasury Note/Bond	4.375%	2/15/38	10,559	13,275
United States Treasury Note/Bond	4.500%	5/15/38	10,106	12,945
United States Treasury Note/Bond	3.500%	2/15/39	7,960	8,710
United States Treasury Note/Bond	4.250%	5/15/39	9,077	11,221
United States Treasury Note/Bond	4.500%	8/15/39	7,460	9,581
United States Treasury Note/Bond	4.375%	11/15/39	9,382	11,826
United States Treasury Note/Bond	4.625%	2/15/40	9,122	11,947
United States Treasury Note/Bond	4.375%	5/15/40	9,213	11,621
United States Treasury Note/Bond	3.875%	8/15/40	6,148	7,155
United States Treasury Note/Bond	4.250%	11/15/40	12,587	15,570
United States Treasury Note/Bond	4.750%	2/15/41	7,363	9,838
United States Treasury Note/Bond	4.375%	5/15/41	8,804	11,111
United States Treasury Note/Bond	3.750%	8/15/41	6,235	7,091
United States Treasury Note/Bond	3.125%	11/15/41	11,355	11,488
United States Treasury Note/Bond	3.125%	2/15/42	15,865	16,034
United States Treasury Note/Bond	3.000%	5/15/42	19,135	18,833
United States Treasury Note/Bond	2.750%	8/15/42	21,300	19,866

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.750%	11/15/42	19,980	18,610
	United States Treasury Note/Bond	3.125%	2/15/43	7,200	7,247
					328,197
Agency Bonds and Notes (7.1%)
1	Federal Home Loan Banks	5.500%	7/15/36	1,515	2,034
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,655	2,462
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,660	2,504
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	985	1,432
2	Federal National Mortgage Assn.	6.250%	5/15/29	450	638
2	Federal National Mortgage Assn.	7.125%	1/15/30	2,960	4,561
2	Federal National Mortgage Assn.	7.250%	5/15/30	795	1,246
2	Federal National Mortgage Assn.	6.625%	11/15/30	850	1,266
2	Federal National Mortgage Assn.	5.625%	7/15/37	875	1,225
	Israel Government AID Bond	5.500%	9/18/23	125	162
	Israel Government AID Bond	5.500%	12/4/23	277	359
	Israel Government AID Bond	5.500%	4/26/24	525	684
	Private Export Funding Corp.	2.450%	7/15/24	125	126
1	Tennessee Valley Authority	6.750%	11/1/25	480	694
1	Tennessee Valley Authority	7.125%	5/1/30	2,025	3,058
1	Tennessee Valley Authority	4.650%	6/15/35	225	265
1	Tennessee Valley Authority	5.880%	4/1/36	50	69
1	Tennessee Valley Authority	6.150%	1/15/38	225	321
1	Tennessee Valley Authority	5.500%	6/15/38	150	195
1	Tennessee Valley Authority	5.250%	9/15/39	27	35
1	Tennessee Valley Authority	3.500%	12/15/42	300	291
1	Tennessee Valley Authority	4.875%	1/15/48	820	991
1	Tennessee Valley Authority	5.375%	4/1/56	340	442
1	Tennessee Valley Authority	4.625%	9/15/60	150	173
					25,233
Total U.S. Government and Agency Obligations (Cost $346,691)					353,430

				Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3	Vanguard Market Liquidity Fund (Cost $4,828)	0.143%		4,828,000	4,828
Total Investments (100.8%) (Cost $351,519)					358,258
Other Assets and Liabilities (-0.8%)
Other Assets					2,116
Liabilities					(4,786)
					(2,670)
Net Assets (100%)					355,588

Long-Term Government Bond Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	350,569
Overdistributed Net Investment Income	(54)
Accumulated Net Realized Losses	(1,666)
Unrealized Appreciation (Depreciation)	6,739
Net Assets	355,588

Signal Shares—Net Assets
Applicable to 226,885 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,629
Net Asset Value Per Share—Signal Shares	$24.81

Institutional Shares—Net Assets
Applicable to 3,270,010 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,946
Net Asset Value Per Share—Institutional Shares	$31.48

ETF Shares—Net Assets
Applicable to 3,350,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	247,013
Net Asset Value Per Share—ETF Shares	$73.74

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	2,961
Total Income	2,961
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative—Signal Shares	3
Management and Administrative—Institutional Shares	33
Management and Administrative—ETF Shares	47
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—ETF Shares	10
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	109
Net Investment Income	2,852
Realized Net Gain (Loss) on Investment Securities Sold	2,680
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(12,479)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,947)
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,852	4,146
Realized Net Gain (Loss)	2,680	7,144
Change in Unrealized Appreciation (Depreciation)	(12,479)	11,088
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,947)	22,378
Distributions
Net Investment Income
Signal Shares	(71)	(84)
Institutional Shares	(1,338)	(2,170)
ETF Shares	(1,513)	(1,875)
Realized Capital Gain[1]
Signal Shares	(10)	—
Institutional Shares	(198)	—
ETF Shares	(157)	—
Total Distributions	(3,287)	(4,129)
Capital Share Transactions
Signal Shares	737	3,695
Institutional Shares	25,647	12,630
ETF Shares	175,720	33,114
Net Increase (Decrease) from Capital Share Transactions	202,104	49,439
Total Increase (Decrease)	191,870	67,688
Net Assets
Beginning of Period	163,718	96,030
End of Period[2]	355,588	163,718
1 Includes fiscal 2013 short-term gain distributions totaling $54,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($54,000) and $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Six Months			March 1,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.48	$22.91	$22.75	$19.66
Investment Operations
Net Investment Income	.326	.746	.780	.364
Net Realized and Unrealized Gain (Loss) on Investments	(1.616)	3.567	.182	3.084
Total from Investment Operations	(1.290)	4.313	.962	3.448
Distributions
Dividends from Net Investment Income	(.332)	(.743)	(.781)	(.358)
Distributions from Realized Capital Gains	(.048)	—	(.021)	—
Total Distributions	(.380)	(.743)	(.802)	(.358)
Net Asset Value, End of Period	$24.81	$26.48	$22.91	$22.75

Total Return[2]	-4.90%	19.05%	4.66%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$5	$1	$1
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.99%	3.68%	3.75%[3]
Portfolio Turnover Rate[4]	56%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			July 30,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.60	$29.06	$28.87	$27.07
Investment Operations
Net Investment Income	.419	.956	1.003	.070
Net Realized and Unrealized Gain (Loss) on Investments	(2.051)	4.537	.218	1.799
Total from Investment Operations	(1.632)	5.493	1.221	1.869
Distributions
Dividends from Net Investment Income	(.427)	(.953)	(1.004)	(.069)
Distributions from Realized Capital Gains	(.061)	—	(.027)	—
Total Distributions	(.488)	(.953)	(1.031)	(.069)
Net Asset Value, End of Period	$31.48	$33.60	$29.06	$28.87

Total Return[2]	-4.88%	19.13%	4.67%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103	$84	$61	$9
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.77%	3.02%	3.73%	3.81%[3]
Portfolio Turnover Rate[4]	56%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$78.69	$68.07	$67.61	$59.84
Investment Operations
Net Investment Income	.969	2.213	2.321	1.691
Net Realized and Unrealized Gain (Loss) on Investments	(4.788)	10.611	.526	7.768
Total from Investment Operations	(3.819)	12.824	2.847	9.459
Distributions
Dividends from Net Investment Income	(.988)	(2.204)	(2.324)	(1.689)
Distributions from Realized Capital Gains	(.143)	—	(.063)	—
Total Distributions	(1.131)	(2.204)	(2.387)	(1.689)
Net Asset Value, End of Period	$73.74	$78.69	$68.07	$67.61

Total Return	-4.88%	19.06%	4.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$247	$75	$34	$78
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.99%	3.68%	3.75%[2]
Portfolio Turnover Rate[3]	56%	46%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $36,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	353,430	—
Temporary Cash Investments	4,828	—	—
Total	4,828	353,430	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2013, the fund realized $4,224,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2013, the cost of investment securities for tax purposes was $351,519,000.

Net unrealized appreciation of investment securities for tax purposes was $6,739,000, consisting of unrealized gains of $7,937,000 on securities that had risen in value since their purchase and $1,198,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $300,473,000 of investment securities and sold $99,200,000 of investment securities, other than temporary cash investments. Purchases and sales include $210,233,000 and $37,570,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Long-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	1,205	48	4,461	176
Issued in Lieu of Cash Distributions	81	3	84	3
Redeemed	(549)	(22)	(850)	(34)
Net Increase (Decrease)—Signal Shares	737	29	3,695	145
Institutional Shares
Issued[1]	29,201	891	41,946	1,322
Issued in Lieu of Cash Distributions	1,537	48	2,170	68
Redeemed	(5,091)	(161)	(31,486)	(989)
Net Increase (Decrease) —Institutional Shares	25,647	778	12,630	401
ETF Shares
Issued[1]	213,822	2,900	59,782	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,102)	(500)	(26,668)	(350)
Net Increase (Decrease)—ETF Shares	175,720	2,400	33,114	450
1 Includes purchase fees for fiscal 2013 and 2012 of $0 and $7,000, respectively (fund totals).

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.23%	1.26%	1.23%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,400	1,688	8,148
Yield to Maturity
(before expenses)	1.4%	1.4%	1.8%
Average Coupon	3.9%	4.0%	3.5%
Average Duration	2.9 years	2.9 years	5.3 years
Average Effective
Maturity	3.1 years	3.1 years	7.2 years
Short-Term
Reserves	1.1%	—	—

Sector Diversification (% of portfolio)
Finance	45.1%
Industrial	48.4
Treasury/Agency	0.3
Utilities	6.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.98	0.22
Beta	1.02	0.41

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
1 - 3 Years	48.9
3 - 5 Years	50.8

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.3%
Aaa	0.7
Aa	12.2
A	51.5
Baa	35.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013
		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45
2012	4.68	4.81
2013	1.63	1.81
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	11/18/2010	5.74%	2.37%	1.45%	3.82%
Fee-Adjusted Returns		5.47			3.70
Institutional Shares	11/19/2009	5.78	2.38	2.20	4.58
Fee-Adjusted Returns		5.51			4.49
ETF Shares	11/19/2009
Market Price		5.59			4.65
Net Asset Value		5.74			4.52

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
United States Treasury Note/Bond	0.250%	2/28/15	1,525	1,525
United States Treasury Note/Bond	0.750%	2/28/18	13,400	13,392
Total U.S. Government and Agency Obligations (Cost $14,911)				14,917
Corporate Bonds (98.8%)
Finance (44.7%)
Banking (33.4%)
Abbey National Treasury Services plc	2.875%	4/25/14	2,675	2,729
Abbey National Treasury Services plc	4.000%	4/27/16	6,125	6,517
American Express Bank FSB	6.000%	9/13/17	2,330	2,783
American Express Centurion Bank	0.875%	11/13/15	1,500	1,497
American Express Centurion Bank	5.950%	6/12/17	300	355
American Express Centurion Bank	6.000%	9/13/17	3,200	3,828
American Express Co.	7.250%	5/20/14	4,546	4,898
American Express Co.	5.500%	9/12/16	3,350	3,823
American Express Co.	6.150%	8/28/17	7,050	8,439
1 American Express Co.	6.800%	9/1/66	2,000	2,145
American Express Credit Corp.	5.125%	8/25/14	4,825	5,141
American Express Credit Corp.	1.750%	6/12/15	7,775	7,946
American Express Credit Corp.	2.750%	9/15/15	9,725	10,171
American Express Credit Corp.	2.800%	9/19/16	9,325	9,868
American Express Credit Corp.	2.375%	3/24/17	9,325	9,748
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	4,250	4,260
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,125	4,229
Bancolombia SA	4.250%	1/12/16	1,500	1,575
Bancolombia SA	5.950%	6/3/21	100	113
Bank of America Corp.	7.375%	5/15/14	18,740	20,140
Bank of America Corp.	5.375%	6/15/14	1,575	1,666
Bank of America Corp.	4.500%	4/1/15	8,250	8,762
Bank of America Corp.	4.750%	8/1/15	1,200	1,296
Bank of America Corp.	7.750%	8/15/15	1,000	1,135
Bank of America Corp.	3.700%	9/1/15	10,350	10,912
Bank of America Corp.	1.500%	10/9/15	5,375	5,397
Bank of America Corp.	5.250%	12/1/15	4,000	4,344
Bank of America Corp.	1.250%	1/11/16	4,325	4,303
Bank of America Corp.	3.625%	3/17/16	9,625	10,224
Bank of America Corp.	3.750%	7/12/16	15,200	16,263

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	6.500%	8/1/16	11,500	13,282
Bank of America Corp.	5.750%	8/15/16	2,200	2,442
Bank of America Corp.	7.800%	9/15/16	1,250	1,465
Bank of America Corp.	5.625%	10/14/16	6,775	7,639
Bank of America Corp.	5.420%	3/15/17	4,375	4,864
Bank of America Corp.	3.875%	3/22/17	8,800	9,476
Bank of America Corp.	6.000%	9/1/17	7,475	8,677
Bank of America Corp.	5.750%	12/1/17	11,000	12,718
Bank of America Corp.	2.000%	1/11/18	8,850	8,840
Bank of America NA	5.300%	3/15/17	7,325	8,200
Bank of America NA	6.100%	6/15/17	1,975	2,280
Bank of Montreal	1.750%	4/29/14	1,775	1,802
Bank of Montreal	0.800%	11/6/15	5,450	5,465
Bank of Montreal	2.500%	1/11/17	7,030	7,378
Bank of Montreal	1.400%	9/11/17	4,475	4,491
Bank of New York Mellon Corp.	4.300%	5/15/14	6,563	6,863
Bank of New York Mellon Corp.	1.700%	11/24/14	2,100	2,142
Bank of New York Mellon Corp.	3.100%	1/15/15	1,100	1,152
Bank of New York Mellon Corp.	1.200%	2/20/15	1,950	1,974
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,090
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,155
Bank of New York Mellon Corp.	0.700%	10/23/15	3,975	3,976
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,962
Bank of New York Mellon Corp.	2.300%	7/28/16	11,450	11,946
Bank of New York Mellon Corp.	2.400%	1/17/17	1,500	1,571
Bank of New York Mellon Corp.	1.969%	6/20/17	550	567
Bank of Nova Scotia	1.850%	1/12/15	4,290	4,391
Bank of Nova Scotia	3.400%	1/22/15	9,825	10,345
Bank of Nova Scotia	2.050%	10/7/15	7,650	7,915
Bank of Nova Scotia	0.750%	10/9/15	5,950	5,955
Bank of Nova Scotia	2.900%	3/29/16	4,000	4,235
Bank of Nova Scotia	2.550%	1/12/17	4,515	4,742
Barclays Bank plc	5.200%	7/10/14	7,350	7,783
Barclays Bank plc	2.750%	2/23/15	9,050	9,347
Barclays Bank plc	3.900%	4/7/15	4,200	4,454
Barclays Bank plc	5.000%	9/22/16	6,450	7,274
BB&T Corp.	2.050%	4/28/14	2,825	2,869
BB&T Corp.	5.200%	12/23/15	5,315	5,913
BB&T Corp.	3.200%	3/15/16	3,925	4,192
BB&T Corp.	3.950%	4/29/16	2,100	2,292
BB&T Corp.	2.150%	3/22/17	5,975	6,171
BB&T Corp.	4.900%	6/30/17	1,000	1,120
BB&T Corp.	1.600%	8/15/17	2,400	2,423
BB&T Corp.	1.450%	1/12/18	2,000	2,005
BBVA US Senior SAU	3.250%	5/16/14	1,925	1,943
BBVA US Senior SAU	4.664%	10/9/15	10,150	10,519
Bear Stearns Cos. LLC	5.700%	11/15/14	5,652	6,113
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,322
Bear Stearns Cos. LLC	5.550%	1/22/17	4,300	4,892
Bear Stearns Cos. LLC	6.400%	10/2/17	7,725	9,303
Bear Stearns Cos. LLC	7.250%	2/1/18	9,650	12,029
BNP Paribas SA	3.250%	3/11/15	8,195	8,538
BNP Paribas SA	3.600%	2/23/16	11,100	11,810
BNP Paribas SA	2.375%	9/14/17	10,400	10,629
Canadian Imperial Bank of Commerce	0.900%	10/1/15	1,200	1,204

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,162
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,000	1,003
Capital One Financial Corp.	7.375%	5/23/14	5,525	5,958
Capital One Financial Corp.	2.125%	7/15/14	3,840	3,905
Capital One Financial Corp.	2.150%	3/23/15	5,475	5,597
Capital One Financial Corp.	1.000%	11/6/15	3,100	3,093
Capital One Financial Corp.	3.150%	7/15/16	3,575	3,810
Capital One Financial Corp.	6.150%	9/1/16	3,500	4,028
Capital One Financial Corp.	6.750%	9/15/17	5,375	6,525
Citigroup Inc.	6.375%	8/12/14	12,100	13,010
Citigroup Inc.	5.000%	9/15/14	12,075	12,699
Citigroup Inc.	5.500%	10/15/14	11,725	12,511
Citigroup Inc.	6.010%	1/15/15	6,050	6,564
Citigroup Inc.	2.650%	3/2/15	5,900	6,058
Citigroup Inc.	4.875%	5/7/15	3,750	4,002
Citigroup Inc.	4.750%	5/19/15	10,860	11,643
Citigroup Inc.	4.700%	5/29/15	3,900	4,183
Citigroup Inc.	4.587%	12/15/15	8,325	9,031
Citigroup Inc.	5.300%	1/7/16	3,575	3,962
Citigroup Inc.	1.250%	1/15/16	6,925	6,914
Citigroup Inc.	3.953%	6/15/16	11,865	12,753
Citigroup Inc.	4.450%	1/10/17	12,800	14,113
Citigroup Inc.	5.500%	2/15/17	6,175	6,942
Citigroup Inc.	6.000%	8/15/17	5,226	6,122
Citigroup Inc.	6.125%	11/21/17	14,220	16,784
Comerica Bank	5.750%	11/21/16	2,225	2,579
Comerica Bank	5.200%	8/22/17	1,675	1,925
Comerica Inc.	4.800%	5/1/15	1,500	1,605
Comerica Inc.	3.000%	9/16/15	725	764
Commonwealth Bank of Australia	1.950%	3/16/15	8,250	8,467
Commonwealth Bank of Australia	1.250%	9/18/15	5,125	5,184
Commonwealth Bank of Australia	1.900%	9/18/17	4,175	4,286
Compass Bank	6.400%	10/1/17	1,500	1,619
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	5,525	5,700
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	13,900	14,961
Corpbanca SA	3.125%	1/15/18	1,700	1,688
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,786
Credit Suisse	5.500%	5/1/14	10,900	11,522
Credit Suisse	3.500%	3/23/15	4,725	4,989
Credit Suisse USA Inc.	4.875%	1/15/15	5,600	6,025
Credit Suisse USA Inc.	5.125%	8/15/15	10,145	11,198
Credit Suisse USA Inc.	5.375%	3/2/16	4,625	5,220
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	2,996
Deutsche Bank AG	3.875%	8/18/14	3,305	3,459
Deutsche Bank AG	3.450%	3/30/15	5,265	5,552
Deutsche Bank AG	3.250%	1/11/16	9,960	10,564
Deutsche Bank AG	6.000%	9/1/17	12,325	14,715
Deutsche Bank Financial LLC	5.375%	3/2/15	3,825	4,115
Discover Bank	2.000%	2/21/18	1,000	1,002
Discover Financial Services	6.450%	6/12/17	1,175	1,378
Fifth Third Bancorp	3.625%	1/25/16	6,550	7,019
Fifth Third Bancorp	5.450%	1/15/17	1,270	1,429
Fifth Third Bank	4.750%	2/1/15	1,125	1,203

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fifth Third Bank	0.900%	2/26/16	750	749
Fifth Third Bank	1.450%	2/28/18	2,000	1,995
First Horizon National Corp.	5.375%	12/15/15	2,025	2,213
First Tennessee Bank NA	5.650%	4/1/16	1,500	1,652
Goldman Sachs Group Inc.	6.000%	5/1/14	11,150	11,800
Goldman Sachs Group Inc.	5.000%	10/1/14	2,900	3,075
Goldman Sachs Group Inc.	5.500%	11/15/14	500	537
Goldman Sachs Group Inc.	5.125%	1/15/15	10,700	11,462
Goldman Sachs Group Inc.	3.300%	5/3/15	11,125	11,632
Goldman Sachs Group Inc.	3.700%	8/1/15	11,775	12,428
Goldman Sachs Group Inc.	1.600%	11/23/15	8,475	8,532
Goldman Sachs Group Inc.	5.350%	1/15/16	9,625	10,674
Goldman Sachs Group Inc.	3.625%	2/7/16	16,050	17,074
Goldman Sachs Group Inc.	5.750%	10/1/16	6,100	6,953
Goldman Sachs Group Inc.	5.625%	1/15/17	9,950	11,183
Goldman Sachs Group Inc.	6.250%	9/1/17	10,225	12,036
Goldman Sachs Group Inc.	5.950%	1/18/18	13,334	15,587
Goldman Sachs Group Inc.	2.375%	1/22/18	10,175	10,311
HSBC Bank USA NA	4.625%	4/1/14	5,150	5,363
HSBC Bank USA NA	6.000%	8/9/17	1,850	2,180
HSBC USA Inc.	2.375%	2/13/15	10,625	10,950
HSBC USA Inc.	1.625%	1/16/18	5,250	5,255
Intesa Sanpaolo SPA	3.125%	1/15/16	8,275	8,155
Intesa Sanpaolo SPA	3.875%	1/16/18	8,350	8,193
JPMorgan Chase & Co.	4.875%	3/15/14	4,240	4,421
JPMorgan Chase & Co.	4.650%	6/1/14	6,164	6,473
JPMorgan Chase & Co.	5.125%	9/15/14	8,500	9,025
JPMorgan Chase & Co.	3.700%	1/20/15	16,950	17,833
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	7,948
JPMorgan Chase & Co.	1.875%	3/20/15	3,025	3,083
JPMorgan Chase & Co.	5.250%	5/1/15	1,500	1,630
JPMorgan Chase & Co.	3.400%	6/24/15	2,000	2,109
JPMorgan Chase & Co.	5.150%	10/1/15	5,299	5,814
JPMorgan Chase & Co.	1.100%	10/15/15	11,150	11,162
JPMorgan Chase & Co.	2.600%	1/15/16	3,475	3,619
JPMorgan Chase & Co.	1.125%	2/26/16	6,450	6,446
JPMorgan Chase & Co.	3.450%	3/1/16	10,925	11,675
JPMorgan Chase & Co.	3.150%	7/5/16	17,125	18,185
JPMorgan Chase & Co.	6.125%	6/27/17	2,400	2,834
JPMorgan Chase & Co.	2.000%	8/15/17	15,900	16,244
JPMorgan Chase & Co.	6.000%	1/15/18	21,532	25,695
JPMorgan Chase & Co.	1.800%	1/25/18	5,350	5,381
JPMorgan Chase Bank NA	6.000%	10/1/17	10,585	12,545
KeyBank NA	5.800%	7/1/14	3,475	3,708
KeyBank NA	4.950%	9/15/15	1,000	1,093
KeyBank NA	5.450%	3/3/16	3,600	4,045
KeyBank NA	1.650%	2/1/18	2,825	2,852
KeyCorp	3.750%	8/13/15	2,725	2,909
Lloyds TSB Bank plc	4.875%	1/21/16	5,500	6,093
Lloyds TSB Bank plc	4.200%	3/28/17	3,050	3,369
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,975	3,612
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,513
MBNA Corp.	5.000%	6/15/15	2,800	2,995
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,544
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,875	4,121

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merrill Lynch & Co. Inc.	6.050%	5/16/16	6,350	7,063
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,060	5,669
Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,300	10,928
Morgan Stanley	4.750%	4/1/14	14,017	14,492
Morgan Stanley	6.000%	5/13/14	7,600	8,022
Morgan Stanley	2.875%	7/28/14	5,875	6,017
Morgan Stanley	4.200%	11/20/14	2,750	2,879
Morgan Stanley	4.100%	1/26/15	8,775	9,192
Morgan Stanley	6.000%	4/28/15	6,150	6,714
Morgan Stanley	4.000%	7/24/15	7,025	7,413
Morgan Stanley	5.375%	10/15/15	7,705	8,399
Morgan Stanley	3.450%	11/2/15	5,000	5,221
Morgan Stanley	1.750%	2/25/16	4,400	4,415
Morgan Stanley	3.800%	4/29/16	7,750	8,211
Morgan Stanley	5.750%	10/18/16	4,575	5,171
Morgan Stanley	5.450%	1/9/17	10,775	12,065
Morgan Stanley	4.750%	3/22/17	11,225	12,408
Morgan Stanley	5.550%	4/27/17	8,355	9,424
Morgan Stanley	6.250%	8/28/17	3,875	4,500
Morgan Stanley	5.950%	12/28/17	7,275	8,415
Murray Street Investment Trust I	4.647%	3/9/17	5,825	6,380
National Australia Bank Ltd.	2.000%	3/9/15	6,450	6,609
National Australia Bank Ltd.	1.600%	8/7/15	4,925	5,005
National Australia Bank Ltd.	2.750%	3/9/17	2,950	3,108
National Australia Bank Ltd.	0.900%	1/20/16	2,925	2,926
National Bank of Canada	1.500%	6/26/15	4,000	4,061
National Bank of Canada	1.450%	11/7/17	2,750	2,750
National City Corp.	4.900%	1/15/15	1,025	1,104
Northern Trust Corp.	4.625%	5/1/14	3,000	3,143
PNC Bank NA	0.800%	1/28/16	3,500	3,503
PNC Bank NA	5.250%	1/15/17	3,000	3,415
PNC Bank NA	4.875%	9/21/17	2,225	2,534
PNC Bank NA	6.000%	12/7/17	125	149
PNC Funding Corp.	5.400%	6/10/14	1,850	1,962
PNC Funding Corp.	3.625%	2/8/15	5,300	5,596
PNC Funding Corp.	4.250%	9/21/15	3,830	4,163
PNC Funding Corp.	5.250%	11/15/15	1,400	1,552
PNC Funding Corp.	2.700%	9/19/16	7,550	7,958
PNC Funding Corp.	5.625%	2/1/17	1,950	2,239
Regions Financial Corp.	7.750%	11/10/14	1,150	1,262
Regions Financial Corp.	5.750%	6/15/15	3,000	3,255
Royal Bank of Canada	1.450%	10/30/14	10,375	10,558
Royal Bank of Canada	1.150%	3/13/15	1,350	1,365
Royal Bank of Canada	0.800%	10/30/15	1,775	1,781
Royal Bank of Canada	2.625%	12/15/15	11,725	12,326
Royal Bank of Canada	2.875%	4/19/16	875	930
Royal Bank of Canada	2.300%	7/20/16	2,425	2,534
Royal Bank of Canada	1.500%	1/16/18	4,400	4,441
Royal Bank of Scotland Group plc	2.550%	9/18/15	10,400	10,710
Royal Bank of Scotland plc	4.875%	3/16/15	3,795	4,075
Royal Bank of Scotland plc	3.950%	9/21/15	3,150	3,366
Royal Bank of Scotland plc	4.375%	3/16/16	4,500	4,911
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,917
Societe Generale SA	2.750%	10/12/17	4,200	4,329
State Street Corp.	4.300%	5/30/14	755	791

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Corp.	2.875%	3/7/16	10,400	11,091
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,250	3,289
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	2,375	2,371
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	3,875	3,958
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,401
SunTrust Bank	5.000%	9/1/15	1,025	1,116
SunTrust Banks Inc.	3.600%	4/15/16	6,475	6,916
SunTrust Banks Inc.	3.500%	1/20/17	1,850	1,982
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,879
Svenska Handelsbanken AB	3.125%	7/12/16	5,125	5,476
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,806
Toronto-Dominion Bank	1.375%	7/14/14	2,840	2,875
Toronto-Dominion Bank	2.500%	7/14/16	4,110	4,322
Toronto-Dominion Bank	2.375%	10/19/16	7,635	8,013
UBS AG	3.875%	1/15/15	5,175	5,503
UBS AG	7.000%	10/15/15	1,000	1,122
UBS AG	5.875%	7/15/16	5,400	6,028
UBS AG	7.375%	6/15/17	200	231
UBS AG	5.875%	12/20/17	10,900	13,060
Union Bank NA	5.950%	5/11/16	2,050	2,320
Union Bank NA	3.000%	6/6/16	3,800	4,030
Union Bank NA	2.125%	6/16/17	1,175	1,210
US Bancorp	4.200%	5/15/14	3,650	3,817
US Bancorp	2.875%	11/20/14	1,375	1,429
US Bancorp	3.150%	3/4/15	3,950	4,169
US Bancorp	2.450%	7/27/15	4,375	4,574
US Bancorp	3.442%	2/1/16	2,250	2,373
US Bancorp	2.200%	11/15/16	5,675	5,926
US Bancorp	1.650%	5/15/17	6,025	6,132
US Bank NA	4.950%	10/30/14	3,360	3,595
US Bank NA	4.800%	4/15/15	2,100	2,278
1 US Bank NA	3.778%	4/29/20	1,250	1,324
Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,488
Wachovia Bank NA	4.800%	11/1/14	950	1,013
Wachovia Bank NA	4.875%	2/1/15	4,150	4,459
Wachovia Bank NA	5.000%	8/15/15	500	548
Wachovia Bank NA	5.600%	3/15/16	1,823	2,052
Wachovia Bank NA	6.000%	11/15/17	5,400	6,491
Wachovia Corp.	5.250%	8/1/14	4,575	4,859
Wachovia Corp.	5.625%	10/15/16	6,200	7,087
Wachovia Corp.	5.750%	6/15/17	11,525	13,565
Wachovia Corp.	5.750%	2/1/18	8,350	9,967
Wells Fargo & Co.	4.625%	4/15/14	5,000	5,220
Wells Fargo & Co.	3.750%	10/1/14	10,650	11,181
Wells Fargo & Co.	5.000%	11/15/14	5,200	5,531
Wells Fargo & Co.	1.250%	2/13/15	9,425	9,517
Wells Fargo & Co.	3.625%	4/15/15	3,370	3,572
Wells Fargo & Co.	1.500%	7/1/15	7,975	8,112
Wells Fargo & Co.	3.676%	6/15/16	7,850	8,513
Wells Fargo & Co.	5.125%	9/15/16	2,000	2,253
Wells Fargo & Co.	2.625%	12/15/16	8,900	9,384
Wells Fargo & Co.	2.100%	5/8/17	2,500	2,576
Wells Fargo & Co.	5.625%	12/11/17	9,225	10,938
Wells Fargo & Co.	1.500%	1/16/18	4,075	4,082
Wells Fargo Bank NA	4.750%	2/9/15	500	536

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo Bank NA	5.750%	5/16/16	3,250	3,697
Westpac Banking Corp.	4.200%	2/27/15	6,100	6,527
Westpac Banking Corp.	3.000%	8/4/15	9,775	10,283
Westpac Banking Corp.	1.125%	9/25/15	4,550	4,585
Westpac Banking Corp.	3.000%	12/9/15	3,650	3,871
Westpac Banking Corp.	0.950%	1/12/16	3,675	3,686
Westpac Banking Corp.	2.000%	8/14/17	5,925	6,092
Westpac Banking Corp.	1.600%	1/12/18	5,350	5,386
Zions Bancorporation	4.500%	3/27/17	2,000	2,135

Brokerage (0.6%)
Ameriprise Financial Inc.	5.650%	11/15/15	1,900	2,143
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,335
BlackRock Inc.	3.500%	12/10/14	3,275	3,448
BlackRock Inc.	1.375%	6/1/15	1,300	1,323
BlackRock Inc.	6.250%	9/15/17	2,950	3,583
Charles Schwab Corp.	0.850%	12/4/15	1,100	1,101
Franklin Resources Inc.	3.125%	5/20/15	150	158
Franklin Resources Inc.	1.375%	9/15/17	1,700	1,713
Jefferies Group Inc.	5.875%	6/8/14	100	105
Jefferies Group Inc.	3.875%	11/9/15	1,900	1,979
Jefferies Group Inc.	5.500%	3/15/16	2,000	2,171
Lazard Group LLC	7.125%	5/15/15	1,375	1,511
Lazard Group LLC	6.850%	6/15/17	1,600	1,839
Nomura Holdings Inc.	5.000%	3/4/15	3,550	3,784
Nomura Holdings Inc.	4.125%	1/19/16	6,420	6,819
Raymond James Financial Inc.	4.250%	4/15/16	300	317
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,112

Finance Companies (3.7%)
Block Financial LLC	5.125%	10/30/14	950	999
GATX Corp.	8.750%	5/15/14	1,100	1,197
GATX Corp.	4.750%	5/15/15	170	181
GATX Corp.	3.500%	7/15/16	2,000	2,120
1 GE Capital Trust I	6.375%	11/15/67	3,175	3,350
General Electric Capital Corp.	5.900%	5/13/14	8,650	9,205
General Electric Capital Corp.	4.750%	9/15/14	5,200	5,524
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,132
General Electric Capital Corp.	2.150%	1/9/15	12,325	12,668
General Electric Capital Corp.	4.875%	3/4/15	1,240	1,342
General Electric Capital Corp.	3.500%	6/29/15	5,775	6,126
General Electric Capital Corp.	1.625%	7/2/15	15,100	15,372
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,172
General Electric Capital Corp.	2.250%	11/9/15	15,675	16,241
General Electric Capital Corp.	1.000%	12/11/15	3,425	3,448
General Electric Capital Corp.	1.000%	1/8/16	6,150	6,174
General Electric Capital Corp.	5.000%	1/8/16	1,565	1,742
General Electric Capital Corp.	2.950%	5/9/16	13,375	14,151
General Electric Capital Corp.	3.350%	10/17/16	6,600	7,084
General Electric Capital Corp.	2.900%	1/9/17	7,000	7,417
General Electric Capital Corp.	5.400%	2/15/17	5,000	5,766
General Electric Capital Corp.	2.300%	4/27/17	7,350	7,617
General Electric Capital Corp.	5.625%	9/15/17	7,990	9,414
General Electric Capital Corp.	1.600%	11/20/17	4,000	4,023
1 General Electric Capital Corp.	6.375%	11/15/67	6,350	6,699

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	3,700	3,719
HSBC Finance Corp.	5.250%	4/15/15	1,600	1,735
HSBC Finance Corp.	5.000%	6/30/15	8,545	9,277
HSBC Finance Corp.	5.500%	1/19/16	7,000	7,811
SLM Corp.	5.375%	5/15/14	4,475	4,679
SLM Corp.	5.000%	4/15/15	1,875	1,988
SLM Corp.	3.875%	9/10/15	1,575	1,633
SLM Corp.	6.250%	1/25/16	10,000	10,881
SLM Corp.	6.000%	1/25/17	2,775	3,020
SLM Corp.	4.625%	9/25/17	3,200	3,274

Insurance (4.7%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,525	2,693
ACE INA Holdings Inc.	5.600%	5/15/15	2,450	2,709
ACE INA Holdings Inc.	2.600%	11/23/15	3,940	4,142
ACE INA Holdings Inc.	5.700%	2/15/17	1,000	1,169
Aegon NV	4.625%	12/1/15	3,275	3,572
Aetna Inc.	6.000%	6/15/16	5,515	6,373
Aetna Inc.	1.750%	5/15/17	100	102
Aetna Inc.	1.500%	11/15/17	1,225	1,230
Aflac Inc.	2.650%	2/15/17	3,900	4,095
Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,670	1,979
Allstate Corp.	5.000%	8/15/14	5,082	5,392
1 Allstate Corp.	6.125%	5/15/67	1,400	1,473
American International Group Inc.	4.250%	9/15/14	5,015	5,268
American International Group Inc.	3.000%	3/20/15	6,475	6,730
American International Group Inc.	2.375%	8/24/15	700	718
American International Group Inc.	5.050%	10/1/15	4,175	4,590
American International Group Inc.	4.875%	9/15/16	5,800	6,481
American International Group Inc.	5.600%	10/18/16	875	998
American International Group Inc.	3.800%	3/22/17	3,100	3,363
American International Group Inc.	5.450%	5/18/17	6,375	7,314
American International Group Inc.	5.850%	1/16/18	7,700	9,061
Aon Corp.	3.500%	9/30/15	3,675	3,871
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,550	2,722
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,300	3,565
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	5,450	5,562
Berkshire Hathaway Inc.	3.200%	2/11/15	9,400	9,897
Berkshire Hathaway Inc.	0.800%	2/11/16	175	176
Berkshire Hathaway Inc.	2.200%	8/15/16	3,850	4,040
Berkshire Hathaway Inc.	1.900%	1/31/17	4,200	4,334
Berkshire Hathaway Inc.	1.550%	2/9/18	4,275	4,349
1 Chubb Corp.	6.375%	3/29/67	2,825	3,069
Cigna Corp.	2.750%	11/15/16	4,975	5,242
CNA Financial Corp.	5.850%	12/15/14	1,850	1,999
CNA Financial Corp.	6.500%	8/15/16	2,000	2,300
Coventry Health Care Inc.	6.300%	8/15/14	200	215
Coventry Health Care Inc.	5.950%	3/15/17	1,900	2,212
Genworth Financial Inc.	5.750%	6/15/14	1,057	1,112
Genworth Financial Inc.	4.950%	10/1/15	1,000	1,061
Genworth Financial Inc.	8.625%	12/15/16	1,525	1,830
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,620	3,808
Hartford Financial Services Group Inc.	5.375%	3/15/17	1,675	1,903
Humana Inc.	6.450%	6/1/16	675	777
2 ING US Inc.	2.900%	2/15/18	3,350	3,377

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jefferson-Pilot Corp.	4.750%	1/30/14	1,525	1,581
Kemper Corp.	6.000%	11/30/15	200	215
Kemper Corp.	6.000%	5/15/17	3,325	3,631
Lincoln National Corp.	4.300%	6/15/15	400	429
1 Lincoln National Corp.	7.000%	5/17/66	2,375	2,422
1 Lincoln National Corp.	6.050%	4/20/67	900	904
Loews Corp.	5.250%	3/15/16	575	642
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,868
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,282	2,546
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,487
MetLife Inc.	5.000%	6/15/15	2,925	3,202
MetLife Inc.	6.750%	6/1/16	2,600	3,066
MetLife Inc.	1.756%	12/15/17	2,050	2,075
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	106
Principal Financial Group Inc.	1.850%	11/15/17	825	834
2 Principal Life Global Funding I	5.125%	10/15/13	175	180
1 Progressive Corp.	6.700%	6/15/67	2,075	2,282
Prudential Financial Inc.	4.750%	4/1/14	290	303
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,033
Prudential Financial Inc.	3.875%	1/14/15	2,160	2,278
Prudential Financial Inc.	6.200%	1/15/15	400	439
Prudential Financial Inc.	4.750%	9/17/15	6,850	7,491
Prudential Financial Inc.	5.500%	3/15/16	725	817
Prudential Financial Inc.	3.000%	5/12/16	2,400	2,538
Prudential Financial Inc.	6.000%	12/1/17	4,925	5,867
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,707
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,410
Torchmark Corp.	6.375%	6/15/16	1,500	1,690
Transatlantic Holdings Inc.	5.750%	12/14/15	2,725	3,012
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,734
Travelers Cos. Inc.	6.250%	6/20/16	1,490	1,744
Travelers Cos. Inc.	5.750%	12/15/17	1,100	1,329
UnitedHealth Group Inc.	5.000%	8/15/14	600	639
UnitedHealth Group Inc.	4.875%	3/15/15	1,756	1,908
UnitedHealth Group Inc.	0.850%	10/15/15	1,600	1,607
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,939
UnitedHealth Group Inc.	1.875%	11/15/16	3,550	3,665
UnitedHealth Group Inc.	1.400%	10/15/17	2,500	2,509
UnitedHealth Group Inc.	6.000%	2/15/18	5,270	6,382
WellPoint Inc.	1.250%	9/10/15	3,750	3,777
WellPoint Inc.	5.250%	1/15/16	5,500	6,129
WellPoint Inc.	2.375%	2/15/17	1,000	1,037
WellPoint Inc.	5.875%	6/15/17	1,875	2,216
WellPoint Inc.	1.875%	1/15/18	1,925	1,947
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,774
Willis North America Inc.	5.625%	7/15/15	275	298
Willis North America Inc.	6.200%	3/28/17	245	280
XL Group plc	5.250%	9/15/14	2,250	2,377

Other Finance (0.2%)
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,500	1,565
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	543
NYSE Euronext	2.000%	10/5/17	2,950	3,014
ORIX Corp.	4.710%	4/27/15	2,250	2,410

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ORIX Corp.	5.000%	1/12/16	1,775	1,918
ORIX Corp.	3.750%	3/9/17	1,950	2,049
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,833

Real Estate Investment Trusts (2.1%)
AvalonBay Communities Inc.	5.750%	9/15/16	500	579
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,558
BioMed Realty LP	3.850%	4/15/16	1,900	2,023
Boston Properties LP	5.625%	4/15/15	3,400	3,732
Brandywine Operating Partnership LP	5.700%	5/1/17	1,500	1,695
BRE Properties Inc.	5.500%	3/15/17	1,625	1,854
CommonWealth REIT	5.750%	11/1/15	864	925
CommonWealth REIT	6.250%	8/15/16	1,400	1,538
CommonWealth REIT	6.250%	6/15/17	1,000	1,093
CommonWealth REIT	6.650%	1/15/18	1,000	1,138
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,663
Duke Realty LP	7.375%	2/15/15	850	943
Duke Realty LP	5.950%	2/15/17	4,300	4,923
ERP Operating LP	5.250%	9/15/14	350	374
ERP Operating LP	6.584%	4/13/15	1,000	1,115
ERP Operating LP	5.125%	3/15/16	5,425	6,056
ERP Operating LP	5.750%	6/15/17	3,225	3,785
HCP Inc.	3.750%	2/1/16	5,025	5,380
HCP Inc.	6.000%	1/30/17	1,700	1,970
HCP Inc.	6.700%	1/30/18	3,020	3,673
Health Care REIT Inc.	3.625%	3/15/16	3,325	3,548
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,797
Health Care REIT Inc.	4.700%	9/15/17	2,800	3,142
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,125
Highwoods Realty LP	5.850%	3/15/17	1,300	1,465
Hospitality Properties Trust	7.875%	8/15/14	430	456
Hospitality Properties Trust	5.125%	2/15/15	2,525	2,648
Hospitality Properties Trust	5.625%	3/15/17	975	1,083
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,514
Kilroy Realty LP	5.000%	11/3/15	1,125	1,231
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,233
Kimco Realty Corp.	5.700%	5/1/17	1,000	1,155
Kimco Realty Corp.	4.300%	2/1/18	1,375	1,531
Liberty Property LP	5.125%	3/2/15	2,350	2,522
Liberty Property LP	5.500%	12/15/16	113	128
Liberty Property LP	6.625%	10/1/17	450	535
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,015
ProLogis LP	7.625%	8/15/14	1,160	1,255
ProLogis LP	6.250%	3/15/17	1,150	1,336
ProLogis LP	4.500%	8/15/17	1,925	2,114
Realty Income Corp.	5.950%	9/15/16	1,000	1,148
Realty Income Corp.	2.000%	1/31/18	1,925	1,932
Regency Centers LP	5.250%	8/1/15	1,750	1,907
Regency Centers LP	5.875%	6/15/17	300	346
Senior Housing Properties Trust	4.300%	1/15/16	320	334
Simon Property Group LP	6.750%	5/15/14	3,445	3,647
Simon Property Group LP	4.200%	2/1/15	5,650	5,983
Simon Property Group LP	5.100%	6/15/15	2,375	2,604
Simon Property Group LP	5.250%	12/1/16	3,150	3,603
Simon Property Group LP	2.800%	1/30/17	2,975	3,147

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	5.875%	3/1/17	86	100
Simon Property Group LP	2.150%	9/15/17	2,450	2,530
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	4,000	4,225
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	125	125
Vornado Realty LP	4.250%	4/1/15	2,520	2,653
				2,444,395
Industrial (47.9%)
Basic Industry (3.8%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,425	1,479
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,626
Airgas Inc.	4.500%	9/15/14	1,600	1,688
Airgas Inc.	3.250%	10/1/15	950	999
Airgas Inc.	2.950%	6/15/16	500	530
Alcoa Inc.	5.550%	2/1/17	4,300	4,722
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,368
Barrick Gold Corp.	2.900%	5/30/16	7,475	7,875
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,140	6,473
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	4,000	4,047
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	8,375	8,458
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,025	5,197
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	7,379	7,530
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	350
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,529
Cliffs Natural Resources Inc.	3.950%	1/15/18	1,500	1,554
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,191
Domtar Corp.	10.750%	6/1/17	1,175	1,523
Dow Chemical Co.	7.600%	5/15/14	1,928	2,085
Dow Chemical Co.	5.900%	2/15/15	5,050	5,544
Dow Chemical Co.	2.500%	2/15/16	4,525	4,720
Eastman Chemical Co.	3.000%	12/15/15	250	262
Eastman Chemical Co.	2.400%	6/1/17	6,200	6,446
Ecolab Inc.	2.375%	12/8/14	3,350	3,442
Ecolab Inc.	1.000%	8/9/15	3,550	3,567
Ecolab Inc.	3.000%	12/8/16	8,000	8,504
Ecolab Inc.	1.450%	12/8/17	300	299
EI du Pont de Nemours & Co.	1.750%	3/25/14	4,275	4,338
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	473
EI du Pont de Nemours & Co.	3.250%	1/15/15	5,350	5,632
EI du Pont de Nemours & Co.	1.950%	1/15/16	875	906
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,522
EI du Pont de Nemours & Co.	5.250%	12/15/16	975	1,131
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	1,475	1,485
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,500	1,516
2 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	2,100	2,100
Georgia-Pacific LLC	7.700%	6/15/15	750	859
International Paper Co.	7.400%	6/15/14	2,800	3,020
International Paper Co.	5.300%	4/1/15	1,200	1,295
Lubrizol Corp.	5.500%	10/1/14	1,500	1,616
Monsanto Co.	2.750%	4/15/16	750	796
Nucor Corp.	5.750%	12/1/17	1,700	2,033
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	4,025	4,245
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,450	1,571
Praxair Inc.	4.375%	3/31/14	2,700	2,813
Praxair Inc.	5.250%	11/15/14	2,425	2,621
Praxair Inc.	4.625%	3/30/15	5,550	6,019

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Praxair Inc.	5.200%	3/15/17	2,125	2,469
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,525	1,664
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	10,450	11,430
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	1,225	1,258
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	1,750	1,820
Rio Tinto Finance USA plc	1.125%	3/20/15	2,725	2,746
Rio Tinto Finance USA plc	2.000%	3/22/17	2,325	2,381
Rio Tinto Finance USA plc	1.625%	8/21/17	7,300	7,356
Rohm & Haas Co.	6.000%	9/15/17	3,475	4,095
Sherwin-Williams Co.	1.350%	12/15/17	2,500	2,508
Teck Resources Ltd.	3.150%	1/15/17	825	863
Teck Resources Ltd.	3.850%	8/15/17	1,900	2,056
Teck Resources Ltd.	2.500%	2/1/18	2,800	2,864
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,699
Vale Overseas Ltd.	6.250%	1/11/16	5,200	5,808
Vale Overseas Ltd.	6.250%	1/23/17	5,500	6,270
Xstrata Canada Corp.	6.000%	10/15/15	1,475	1,637
Xstrata Canada Corp.	5.500%	6/15/17	900	1,015

Capital Goods (4.4%)
3M Co.	1.375%	9/29/16	3,525	3,615
3M Co.	1.000%	6/26/17	2,600	2,607
ABB Finance USA Inc.	1.625%	5/8/17	1,100	1,115
Bemis Co. Inc.	5.650%	8/1/14	800	853
Black & Decker Corp.	5.750%	11/15/16	2,400	2,763
Boeing Capital Corp.	3.250%	10/27/14	3,350	3,501
Boeing Capital Corp.	2.125%	8/15/16	4,450	4,630
Boeing Co.	5.000%	3/15/14	300	314
Boeing Co.	3.750%	11/20/16	1,731	1,897
Caterpillar Financial Services Corp.	1.375%	5/20/14	5,175	5,235
Caterpillar Financial Services Corp.	1.125%	12/15/14	4,775	4,834
Caterpillar Financial Services Corp.	1.100%	5/29/15	2,500	2,529
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	651
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,200	3,379
Caterpillar Financial Services Corp.	2.050%	8/1/16	6,875	7,147
Caterpillar Financial Services Corp.	1.625%	6/1/17	1,900	1,938
Caterpillar Financial Services Corp.	1.250%	11/6/17	3,925	3,933
Caterpillar Financial Services Corp.	1.300%	3/1/18	750	749
Caterpillar Inc.	1.375%	5/27/14	2,800	2,835
Caterpillar Inc.	0.950%	6/26/15	725	731
Caterpillar Inc.	5.700%	8/15/16	300	349
Caterpillar Inc.	1.500%	6/26/17	5,200	5,276
Cooper US Inc.	5.450%	4/1/15	1,300	1,421
Cooper US Inc.	2.375%	1/15/16	550	569
Cooper US Inc.	6.100%	7/1/17	1,500	1,782
CRH America Inc.	4.125%	1/15/16	1,250	1,319
CRH America Inc.	6.000%	9/30/16	5,200	5,933
Danaher Corp.	2.300%	6/23/16	3,100	3,260
Danaher Corp.	5.625%	1/15/18	2,025	2,418
Deere & Co.	6.950%	4/25/14	125	134
Dover Corp.	4.875%	10/15/15	175	194
2 Eaton Corp.	1.500%	11/2/17	4,300	4,293
Eaton Corp. plc	5.300%	3/15/17	2,000	2,298
Embraer Overseas Ltd.	6.375%	1/24/17	1,600	1,816
Emerson Electric Co.	5.125%	12/1/16	375	430

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	5.375%	10/15/17	5,000	5,887
General Dynamics Corp.	1.375%	1/15/15	3,775	3,840
General Dynamics Corp.	1.000%	11/15/17	4,650	4,608
General Electric Co.	0.850%	10/9/15	6,975	7,000
General Electric Co.	5.250%	12/6/17	19,075	22,387
Harsco Corp.	2.700%	10/15/15	840	858
Honeywell International Inc.	5.400%	3/15/16	275	312
Honeywell International Inc.	5.300%	3/15/17	700	816
Illinois Tool Works Inc.	5.150%	4/1/14	3,525	3,697
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,550	4,980
John Deere Capital Corp.	1.600%	3/3/14	5,900	5,971
John Deere Capital Corp.	1.250%	12/2/14	2,375	2,409
John Deere Capital Corp.	2.950%	3/9/15	5,225	5,465
John Deere Capital Corp.	0.875%	4/17/15	1,900	1,913
John Deere Capital Corp.	0.700%	9/4/15	1,700	1,703
John Deere Capital Corp.	0.750%	1/22/16	650	652
John Deere Capital Corp.	2.250%	6/7/16	1,600	1,671
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,406
John Deere Capital Corp.	2.000%	1/13/17	4,510	4,676
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,876
John Deere Capital Corp.	1.200%	10/10/17	500	501
Joy Global Inc.	6.000%	11/15/16	400	462
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,780
Lockheed Martin Corp.	7.650%	5/1/16	500	602
Lockheed Martin Corp.	2.125%	9/15/16	5,800	6,026
Mohawk Industries Inc.	6.375%	1/15/16	275	310
Northrop Grumman Corp.	3.700%	8/1/14	1,225	1,277
Northrop Grumman Corp.	1.850%	11/15/15	1,750	1,790
Owens Corning	6.500%	12/1/16	2,882	3,247
2 Pentair Finance SA	1.350%	12/1/15	1,500	1,504
2 Pentair Finance SA	1.875%	9/15/17	700	700
Precision Castparts Corp.	0.700%	12/20/15	1,825	1,827
Precision Castparts Corp.	1.250%	1/15/18	5,940	5,944
Roper Industries Inc.	1.850%	11/15/17	1,325	1,336
Textron Inc.	4.625%	9/21/16	2,000	2,201
Textron Inc.	5.600%	12/1/17	1,475	1,669
United Technologies Corp.	4.875%	5/1/15	4,900	5,365
United Technologies Corp.	1.200%	6/1/15	5,325	5,412
United Technologies Corp.	1.800%	6/1/17	9,150	9,426
United Technologies Corp.	5.375%	12/15/17	2,710	3,225
Waste Management Inc.	5.000%	3/15/14	100	104
Waste Management Inc.	6.375%	3/11/15	1,734	1,923
Waste Management Inc.	2.600%	9/1/16	5,021	5,263

Communication (7.8%)
Alltel Corp.	7.000%	3/15/16	1,500	1,770
America Movil SAB de CV	5.500%	3/1/14	5,425	5,666
America Movil SAB de CV	3.625%	3/30/15	4,500	4,746
America Movil SAB de CV	2.375%	9/8/16	8,075	8,372
America Movil SAB de CV	5.625%	11/15/17	1,525	1,801
American Tower Corp.	4.625%	4/1/15	6,150	6,572
American Tower Corp.	7.000%	10/15/17	2,300	2,751
American Tower Corp.	4.500%	1/15/18	3,600	3,963
AT&T Inc.	5.100%	9/15/14	7,450	7,949
AT&T Inc.	2.500%	8/15/15	12,675	13,193

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	0.800%	12/1/15	4,100	4,101
AT&T Inc.	0.900%	2/12/16	4,100	4,110
AT&T Inc.	2.950%	5/15/16	7,850	8,330
AT&T Inc.	5.625%	6/15/16	3,170	3,631
AT&T Inc.	2.400%	8/15/16	9,750	10,198
AT&T Inc.	1.600%	2/15/17	5,300	5,367
AT&T Inc.	1.700%	6/1/17	2,400	2,430
AT&T Inc.	1.400%	12/1/17	6,000	5,973
AT&T Inc.	5.500%	2/1/18	11,765	13,909
BellSouth Corp.	5.200%	9/15/14	5,500	5,870
British Telecommunications plc	2.000%	6/22/15	3,500	3,588
British Telecommunications plc	5.950%	1/15/18	4,340	5,189
CBS Corp.	1.950%	7/1/17	2,025	2,057
2 CC Holdings GS V LLC	2.381%	12/15/17	1,000	1,007
Comcast Cable Communications LLC	8.875%	5/1/17	1,600	2,053
Comcast Corp.	6.500%	1/15/15	3,350	3,712
Comcast Corp.	5.850%	11/15/15	4,075	4,616
Comcast Corp.	5.900%	3/15/16	6,950	7,977
Comcast Corp.	4.950%	6/15/16	2,500	2,821
Comcast Corp.	6.500%	1/15/17	4,649	5,581
Comcast Corp.	6.300%	11/15/17	2,825	3,454
Comcast Corp.	5.875%	2/15/18	3,200	3,857
COX Communications Inc.	5.450%	12/15/14	2,673	2,900
COX Communications Inc.	5.500%	10/1/15	1,825	2,042
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,609
Deutsche Telekom International Finance BV	5.750%	3/23/16	6,375	7,192
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.750%	10/1/14	4,275	4,526
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.550%	3/15/15	3,925	4,113
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.125%	2/15/16	2,375	2,490
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.500%	3/1/16	6,950	7,370
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	2.400%	3/15/17	6,025	6,166
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	1.750%	1/15/18	2,350	2,309
Discovery Communications LLC	3.700%	6/1/15	3,100	3,295
Embarq Corp.	7.082%	6/1/16	3,125	3,604
France Telecom SA	4.375%	7/8/14	5,450	5,704
France Telecom SA	2.750%	9/14/16	5,750	6,016
Interpublic Group of Cos. Inc.	6.250%	11/15/14	575	621
Interpublic Group of Cos. Inc.	10.000%	7/15/17	2,475	2,679
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,784
NBCUniversal Media LLC	2.100%	4/1/14	5,275	5,363
NBCUniversal Media LLC	3.650%	4/30/15	2,100	2,232
NBCUniversal Media LLC	2.875%	4/1/16	4,900	5,179
News America Inc.	5.300%	12/15/14	4,650	5,027
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,625	2,642
Omnicom Group Inc.	5.900%	4/15/16	4,710	5,335
Qwest Corp.	7.500%	10/1/14	2,000	2,187
Qwest Corp.	8.375%	5/1/16	1,925	2,266
Qwest Corp.	6.500%	6/1/17	2,300	2,691
Rogers Communications Inc.	6.375%	3/1/14	2,175	2,295

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rogers Communications Inc.	5.500%	3/15/14	3,475	3,648
Rogers Communications Inc.	7.500%	3/15/15	2,100	2,382
Scripps Networks Interactive Inc.	2.700%	12/15/16	1,400	1,476
TCI Communications Inc.	8.750%	8/1/15	125	149
Telecom Italia Capital SA	6.175%	6/18/14	3,625	3,781
Telecom Italia Capital SA	4.950%	9/30/14	4,525	4,695
Telecom Italia Capital SA	5.250%	10/1/15	6,475	6,801
Telefonica Emisiones SAU	4.949%	1/15/15	4,050	4,256
Telefonica Emisiones SAU	3.729%	4/27/15	550	568
Telefonica Emisiones SAU	3.992%	2/16/16	11,175	11,548
Telefonica Emisiones SAU	6.421%	6/20/16	4,500	4,941
Telefonica Emisiones SAU	6.221%	7/3/17	1,550	1,716
Telefonos de Mexico SAB de CV	5.500%	1/27/15	2,000	2,159
Thomson Reuters Corp.	5.700%	10/1/14	3,825	4,112
Time Warner Cable Inc.	7.500%	4/1/14	4,302	4,610
Time Warner Cable Inc.	3.500%	2/1/15	3,225	3,384
Time Warner Cable Inc.	5.850%	5/1/17	7,700	8,958
Verizon Communications Inc.	1.950%	3/28/14	8,725	8,866
Verizon Communications Inc.	1.250%	11/3/14	3,850	3,895
Verizon Communications Inc.	5.550%	2/15/16	5,350	6,061
Verizon Communications Inc.	3.000%	4/1/16	4,650	4,947
Verizon Communications Inc.	2.000%	11/1/16	6,375	6,608
Verizon Communications Inc.	5.500%	4/1/17	3,000	3,498
Verizon Communications Inc.	1.100%	11/1/17	2,550	2,535
Verizon Communications Inc.	5.500%	2/15/18	5,425	6,433
Vodafone Group plc	4.150%	6/10/14	12,351	12,883
Vodafone Group plc	5.375%	1/30/15	1,515	1,645
Vodafone Group plc	5.000%	9/15/15	1,000	1,103
Vodafone Group plc	3.375%	11/24/15	3,300	3,516
Vodafone Group plc	0.900%	2/19/16	2,500	2,495
Vodafone Group plc	5.750%	3/15/16	1,525	1,744
Vodafone Group plc	2.875%	3/16/16	750	792
Vodafone Group plc	5.625%	2/27/17	6,500	7,584
Vodafone Group plc	1.625%	3/20/17	3,425	3,465
Vodafone Group plc	1.250%	9/26/17	4,225	4,201
Vodafone Group plc	1.500%	2/19/18	4,000	3,985
WPP Finance UK	8.000%	9/15/14	5,550	6,111

Consumer Cyclical (7.0%)
2 ADT Corp.	2.250%	7/15/17	3,400	3,391
Amazon.com Inc.	0.650%	11/27/15	4,650	4,640
Amazon.com Inc.	1.200%	11/29/17	3,625	3,605
AutoZone Inc.	5.750%	1/15/15	1,800	1,959
AutoZone Inc.	5.500%	11/15/15	2,200	2,458
Carnival Corp.	1.200%	2/5/16	1,425	1,431
Carnival Corp.	1.875%	12/15/17	2,175	2,188
Costco Wholesale Corp.	0.650%	12/7/15	4,400	4,409
Costco Wholesale Corp.	5.500%	3/15/17	3,050	3,590
Costco Wholesale Corp.	1.125%	12/15/17	5,400	5,409
CVS Caremark Corp.	4.875%	9/15/14	1,425	1,518
CVS Caremark Corp.	3.250%	5/18/15	3,650	3,851
CVS Caremark Corp.	6.125%	8/15/16	855	1,002
CVS Caremark Corp.	5.750%	6/1/17	5,920	7,026
Darden Restaurants Inc.	6.200%	10/15/17	1,600	1,862
eBay Inc.	1.625%	10/15/15	2,950	3,028

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
eBay Inc.	1.350%	7/15/17	5,900	5,958
Ford Motor Credit Co. LLC	8.000%	6/1/14	5,000	5,395
Ford Motor Credit Co. LLC	8.700%	10/1/14	2,775	3,078
Ford Motor Credit Co. LLC	3.875%	1/15/15	5,625	5,845
Ford Motor Credit Co. LLC	7.000%	4/15/15	6,300	6,949
Ford Motor Credit Co. LLC	2.750%	5/15/15	7,500	7,655
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,075	3,734
Ford Motor Credit Co. LLC	5.625%	9/15/15	3,900	4,243
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,500	3,560
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,400	3,614
Ford Motor Credit Co. LLC	3.984%	6/15/16	8,600	9,083
Ford Motor Credit Co. LLC	8.000%	12/15/16	6,125	7,332
Ford Motor Credit Co. LLC	4.250%	2/3/17	3,775	4,035
Ford Motor Credit Co. LLC	3.000%	6/12/17	8,950	9,168
Ford Motor Credit Co. LLC	6.625%	8/15/17	5,625	6,558
Ford Motor Credit Co. LLC	2.375%	1/16/18	125	124
Home Depot Inc.	5.400%	3/1/16	11,358	12,902
Hyatt Hotels Corp.	3.875%	8/15/16	400	427
Johnson Controls Inc.	1.750%	3/1/14	3,178	3,215
Johnson Controls Inc.	5.500%	1/15/16	2,950	3,306
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,542
Kohl’s Corp.	6.250%	12/15/17	2,500	2,897
Lowe’s Cos. Inc.	5.000%	10/15/15	3,600	4,016
Lowe’s Cos. Inc.	2.125%	4/15/16	3,350	3,496
Lowe’s Cos. Inc.	5.400%	10/15/16	400	462
Lowe’s Cos. Inc.	1.625%	4/15/17	4,125	4,214
Macy’s Retail Holdings Inc.	5.750%	7/15/14	2,150	2,289
Macy’s Retail Holdings Inc.	7.875%	7/15/15	1,825	2,114
Macy’s Retail Holdings Inc.	5.900%	12/1/16	2,658	3,093
Macy’s Retail Holdings Inc.	7.450%	7/15/17	1,300	1,603
Marriott International Inc.	6.200%	6/15/16	1,200	1,383
Marriott International Inc.	6.375%	6/15/17	1,175	1,370
McDonald’s Corp.	0.750%	5/29/15	200	201
McDonald’s Corp.	5.300%	3/15/17	3,800	4,434
McDonald’s Corp.	5.800%	10/15/17	1,600	1,932
Nordstrom Inc.	6.750%	6/1/14	2,375	2,553
Nordstrom Inc.	6.250%	1/15/18	2,467	2,983
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,616
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,002
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,727
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,957
Sheraton Holding Corp.	7.375%	11/15/15	1,850	2,146
Staples Inc.	2.750%	1/12/18	675	681
Starbucks Corp.	6.250%	8/15/17	1,600	1,927
Target Corp.	1.125%	7/18/14	1,500	1,516
Target Corp.	5.875%	7/15/16	4,275	5,010
Target Corp.	5.375%	5/1/17	2,000	2,348
Target Corp.	6.000%	1/15/18	5,050	6,176
Time Warner Cos. Inc.	7.250%	10/15/17	468	583
Time Warner Inc.	3.150%	7/15/15	5,375	5,659
Time Warner Inc.	5.875%	11/15/16	4,000	4,668
Toyota Motor Credit Corp.	1.250%	11/17/14	7,175	7,262
Toyota Motor Credit Corp.	1.000%	2/17/15	4,575	4,608
Toyota Motor Credit Corp.	3.200%	6/17/15	5,175	5,466
Toyota Motor Credit Corp.	0.875%	7/17/15	5,592	5,632

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	2.800%	1/11/16	1,200	1,266
Toyota Motor Credit Corp.	2.000%	9/15/16	6,900	7,134
Toyota Motor Credit Corp.	2.050%	1/12/17	2,225	2,296
Toyota Motor Credit Corp.	1.750%	5/22/17	2,000	2,045
Toyota Motor Credit Corp.	1.250%	10/5/17	5,550	5,544
Toyota Motor Credit Corp.	1.375%	1/10/18	3,375	3,396
Viacom Inc.	4.375%	9/15/14	2,650	2,794
Viacom Inc.	1.250%	2/27/15	4,100	4,132
Viacom Inc.	6.250%	4/30/16	2,350	2,712
Viacom Inc.	2.500%	12/15/16	2,300	2,401
Viacom Inc.	3.500%	4/1/17	475	512
Viacom Inc.	6.125%	10/5/17	3,700	4,402
Wal-Mart Stores Inc.	1.625%	4/15/14	5,825	5,911
Wal-Mart Stores Inc.	3.200%	5/15/14	5,150	5,325
Wal-Mart Stores Inc.	2.875%	4/1/15	3,400	3,569
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,312
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,567
Wal-Mart Stores Inc.	1.500%	10/25/15	6,975	7,164
Wal-Mart Stores Inc.	2.800%	4/15/16	2,075	2,210
Wal-Mart Stores Inc.	5.375%	4/5/17	4,000	4,751
Wal-Mart Stores Inc.	5.800%	2/15/18	2,425	2,956
Walgreen Co.	1.000%	3/13/15	2,300	2,308
Walgreen Co.	1.800%	9/15/17	5,925	6,015
Walt Disney Co.	0.875%	12/1/14	1,850	1,868
Walt Disney Co.	0.450%	12/1/15	2,000	1,997
Walt Disney Co.	1.350%	8/16/16	5,250	5,355
Walt Disney Co.	5.625%	9/15/16	4,300	4,991
Walt Disney Co.	1.125%	2/15/17	1,950	1,953
Walt Disney Co.	6.000%	7/17/17	2,100	2,527
Walt Disney Co.	1.100%	12/1/17	5,300	5,283
Walt Disney Co.	5.875%	12/15/17	2,600	3,176
Western Union Co.	5.930%	10/1/16	4,350	4,818
Western Union Co.	2.875%	12/10/17	1,965	1,979
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,918
Wyndham Worldwide Corp.	2.950%	3/1/17	300	309
Wyndham Worldwide Corp.	2.500%	3/1/18	1,250	1,258
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,096

Consumer Noncyclical (12.9%)
2 AbbVie Inc.	1.200%	11/6/15	13,000	13,121
2 AbbVie Inc.	1.750%	11/6/17	15,225	15,444
Actavis Inc.	5.000%	8/15/14	1,510	1,597
Actavis Inc.	1.875%	10/1/17	4,221	4,268
Allergan Inc.	5.750%	4/1/16	2,000	2,292
Altria Group Inc.	4.125%	9/11/15	7,638	8,258
AmerisourceBergen Corp.	5.875%	9/15/15	2,175	2,445
Amgen Inc.	1.875%	11/15/14	3,550	3,630
Amgen Inc.	4.850%	11/18/14	3,600	3,849
Amgen Inc.	2.300%	6/15/16	7,875	8,192
Amgen Inc.	2.500%	11/15/16	3,800	4,002
Amgen Inc.	2.125%	5/15/17	5,775	5,964
Amgen Inc.	5.850%	6/1/17	1,750	2,080
Anheuser-Busch Cos. LLC	5.600%	3/1/17	350	411
Anheuser-Busch Cos. LLC	5.500%	1/15/18	4,600	5,500
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	1,500	1,498

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,725	1,749
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,525	7,035
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,823
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	2,800	2,972
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	8,950	8,967
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	500	531
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	11,125	11,226
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	960
AstraZeneca plc	5.400%	6/1/14	6,375	6,774
AstraZeneca plc	5.900%	9/15/17	5,750	6,930
Avon Products Inc.	5.625%	3/1/14	1,750	1,824
Baxter International Inc.	4.000%	3/1/14	1,158	1,199
Baxter International Inc.	4.625%	3/15/15	1,200	1,296
Baxter International Inc.	5.900%	9/1/16	5,085	5,941
Baxter International Inc.	1.850%	1/15/17	1,000	1,027
Beam Inc.	5.375%	1/15/16	1,568	1,745
Beam Inc.	1.875%	5/15/17	1,125	1,146
Becton Dickinson & Co.	1.750%	11/8/16	2,075	2,136
Boston Scientific Corp.	4.500%	1/15/15	5,290	5,601
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,148
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,807
Boston Scientific Corp.	5.125%	1/12/17	1,250	1,399
Bottling Group LLC	6.950%	3/15/14	2,775	2,959
Bottling Group LLC	5.500%	4/1/16	425	485
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,300	2,278
Brown-Forman Corp.	2.500%	1/15/16	725	761
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,130
Bunge Ltd. Finance Corp.	5.350%	4/15/14	625	655
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,000	3,260
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,675	2,867
Bunge Ltd. Finance Corp.	3.200%	6/15/17	2,500	2,600
Campbell Soup Co.	3.375%	8/15/14	2,700	2,812
Cardinal Health Inc.	4.000%	6/15/15	3,925	4,203
Cardinal Health Inc.	1.900%	6/15/17	1,000	1,018
CareFusion Corp.	5.125%	8/1/14	2,900	3,068
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,216
Celgene Corp.	2.450%	10/15/15	3,975	4,126
Celgene Corp.	1.900%	8/15/17	150	153
Church & Dwight Co. Inc.	3.350%	12/15/15	250	265
Clorox Co.	5.000%	1/15/15	1,025	1,101
Clorox Co.	5.950%	10/15/17	1,550	1,839
Coca-Cola Co.	3.625%	3/15/14	4,650	4,807
Coca-Cola Co.	0.750%	3/13/15	1,100	1,107
Coca-Cola Co.	1.500%	11/15/15	4,220	4,325
Coca-Cola Co.	1.800%	9/1/16	8,025	8,309
Coca-Cola Co.	5.350%	11/15/17	3,275	3,900
Coca-Cola Enterprises Inc.	2.125%	9/15/15	2,300	2,366
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	515
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,372
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	4,747
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,360	2,526
Colgate-Palmolive Co.	0.600%	11/15/14	2,075	2,083
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,546
Colgate-Palmolive Co.	2.625%	5/1/17	625	668
ConAgra Foods Inc.	5.875%	4/15/14	2,100	2,216

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConAgra Foods Inc.	1.300%	1/25/16	2,975	3,005
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,746
ConAgra Foods Inc.	1.900%	1/25/18	4,500	4,542
Covidien International Finance SA	1.350%	5/29/15	1,575	1,597
Covidien International Finance SA	2.800%	6/15/15	4,625	4,845
Covidien International Finance SA	6.000%	10/15/17	4,450	5,355
Delhaize Group SA	6.500%	6/15/17	4,700	5,397
DENTSPLY International Inc.	2.750%	8/15/16	525	545
Diageo Capital plc	5.500%	9/30/16	1,600	1,838
Diageo Capital plc	1.500%	5/11/17	5,075	5,140
Diageo Capital plc	5.750%	10/23/17	4,800	5,754
Diageo Finance BV	5.300%	10/28/15	3,100	3,474
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,510	3,706
Eli Lilly & Co.	4.200%	3/6/14	2,100	2,180
Eli Lilly & Co.	5.200%	3/15/17	4,000	4,653
Express Scripts Holding Co.	6.250%	6/15/14	3,925	4,194
Express Scripts Holding Co.	2.100%	2/12/15	2,575	2,633
Express Scripts Holding Co.	3.125%	5/15/16	12,450	13,163
Express Scripts Holding Co.	3.500%	11/15/16	2,200	2,372
Express Scripts Holding Co.	2.650%	2/15/17	3,775	3,951
Genentech Inc.	4.750%	7/15/15	5,200	5,689
General Mills Inc.	5.200%	3/17/15	4,505	4,906
General Mills Inc.	5.700%	2/15/17	4,475	5,228
Gilead Sciences Inc.	2.400%	12/1/14	2,700	2,779
Gilead Sciences Inc.	3.050%	12/1/16	2,665	2,859
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	4,775	4,986
GlaxoSmithKline Capital plc	0.750%	5/8/15	5,550	5,574
GlaxoSmithKline Capital plc	1.500%	5/8/17	7,025	7,146
Hasbro Inc.	6.125%	5/15/14	1,225	1,301
Hasbro Inc.	6.300%	9/15/17	1,225	1,424
Hershey Co.	5.450%	9/1/16	1,400	1,607
Hershey Co.	1.500%	11/1/16	375	385
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,164
HJ Heinz Co.	1.500%	3/1/17	2,200	2,222
Hospira Inc.	5.900%	6/15/14	1,025	1,087
Hospira Inc.	6.050%	3/30/17	2,193	2,511
Ingredion Inc.	3.200%	11/1/15	2,125	2,227
Johnson & Johnson	1.200%	5/15/14	5,050	5,104
Johnson & Johnson	2.150%	5/15/16	3,720	3,907
Johnson & Johnson	5.550%	8/15/17	3,100	3,715
Kellogg Co.	1.125%	5/15/15	800	807
Kellogg Co.	4.450%	5/30/16	2,975	3,293
Kellogg Co.	1.875%	11/17/16	4,000	4,111
Kellogg Co.	1.750%	5/17/17	1,275	1,299
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,824
Kimberly-Clark Corp.	6.125%	8/1/17	2,375	2,885
Kraft Foods Group Inc.	1.625%	6/4/15	5,400	5,492
Kraft Foods Group Inc.	2.250%	6/5/17	2,700	2,803
Kroger Co.	3.900%	10/1/15	2,550	2,741
Kroger Co.	2.200%	1/15/17	5,350	5,521
Kroger Co.	6.400%	8/15/17	1,825	2,184
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,208
Laboratory Corp. of America Holdings	2.200%	8/23/17	3,750	3,801
Life Technologies Corp.	4.400%	3/1/15	2,450	2,585
Lorillard Tobacco Co.	3.500%	8/4/16	1,800	1,904

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lorillard Tobacco Co.	2.300%	8/21/17	3,140	3,179
Mattel Inc.	2.500%	11/1/16	2,255	2,354
McKesson Corp.	3.250%	3/1/16	5,775	6,183
McKesson Corp.	5.700%	3/1/17	1,500	1,757
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,042
Medco Health Solutions Inc.	2.750%	9/15/15	7,050	7,334
Medtronic Inc.	4.500%	3/15/14	100	104
Medtronic Inc.	3.000%	3/15/15	8,500	8,915
Medtronic Inc.	2.625%	3/15/16	4,000	4,213
Merck & Co. Inc.	2.250%	1/15/16	3,675	3,853
Merck & Co. Inc.	6.000%	9/15/17	3,575	4,341
Merck & Co. Inc.	1.100%	1/31/18	2,250	2,263
Merck Sharp & Dohme Corp.	4.750%	3/1/15	3,425	3,716
Merck Sharp & Dohme Corp.	4.000%	6/30/15	4,725	5,110
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,126
Mondelez International Inc.	4.125%	2/9/16	6,500	7,101
Mondelez International Inc.	6.500%	8/11/17	7,832	9,483
Mondelez International Inc.	6.125%	2/1/18	4,250	5,123
Newell Rubbermaid Inc.	2.000%	6/15/15	375	382
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,718
Novartis Capital Corp.	2.900%	4/24/15	9,875	10,367
PepsiAmericas Inc.	4.875%	1/15/15	225	243
PepsiAmericas Inc.	5.000%	5/15/17	750	863
PepsiCo Inc.	3.750%	3/1/14	4,840	4,998
PepsiCo Inc.	0.800%	8/25/14	2,200	2,213
PepsiCo Inc.	3.100%	1/15/15	5,775	6,065
PepsiCo Inc.	0.750%	3/5/15	1,775	1,783
PepsiCo Inc.	0.700%	8/13/15	400	401
PepsiCo Inc.	2.500%	5/10/16	8,500	8,959
PepsiCo Inc.	1.250%	8/13/17	7,400	7,432
Pfizer Inc.	5.350%	3/15/15	14,085	15,414
Philip Morris International Inc.	6.875%	3/17/14	4,820	5,144
Philip Morris International Inc.	2.500%	5/16/16	3,050	3,211
Philip Morris International Inc.	1.625%	3/20/17	5,425	5,534
Philip Morris International Inc.	1.125%	8/21/17	1,250	1,247
Procter & Gamble Co.	0.700%	8/15/14	4,850	4,876
Procter & Gamble Co.	4.950%	8/15/14	4,217	4,501
Procter & Gamble Co.	3.500%	2/15/15	1,075	1,140
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,495
Procter & Gamble Co.	1.800%	11/15/15	450	465
Procter & Gamble Co.	4.850%	12/15/15	3,750	4,192
Procter & Gamble Co.	1.450%	8/15/16	7,000	7,169
Quest Diagnostics Inc.	5.450%	11/1/15	690	764
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,052
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,552
Reynolds American Inc.	1.050%	10/30/15	850	850
Reynolds American Inc.	7.625%	6/1/16	4,250	5,080
Reynolds American Inc.	6.750%	6/15/17	1,975	2,392
Safeway Inc.	6.250%	3/15/14	4,500	4,718
Safeway Inc.	6.350%	8/15/17	1,250	1,432
Sanofi	1.625%	3/28/14	1,375	1,394
Sanofi	1.200%	9/30/14	5,475	5,540
Sanofi	2.625%	3/29/16	6,340	6,674
St. Jude Medical Inc.	3.750%	7/15/14	4,425	4,609
St. Jude Medical Inc.	2.500%	1/15/16	975	1,014

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Stryker Corp.	3.000%	1/15/15	1,728	1,806
Stryker Corp.	2.000%	9/30/16	2,175	2,255
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	6,625	6,933
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,225	1,287
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	156
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,870
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,000	2,172
Thermo Fisher Scientific Inc.	3.200%	3/1/16	4,010	4,228
Thermo Fisher Scientific Inc.	2.250%	8/15/16	3,400	3,519
Tyson Foods Inc.	6.600%	4/1/16	4,585	5,267
Unilever Capital Corp.	0.450%	7/30/15	2,900	2,894
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,846
Unilever Capital Corp.	0.850%	8/2/17	2,625	2,609
Whirlpool Corp.	8.600%	5/1/14	1,350	1,469
Wyeth LLC	5.500%	2/15/16	4,375	4,987
Wyeth LLC	5.450%	4/1/17	3,725	4,395
Zimmer Holdings Inc.	1.400%	11/30/14	725	730
2 Zoetis Inc.	1.150%	2/1/16	1,425	1,432
2 Zoetis Inc.	1.875%	2/1/18	3,025	3,050

Energy (5.6%)
Anadarko Petroleum Corp.	7.625%	3/15/14	1,150	1,230
Anadarko Petroleum Corp.	5.750%	6/15/14	1,560	1,650
Anadarko Petroleum Corp.	5.950%	9/15/16	9,425	10,847
Anadarko Petroleum Corp.	6.375%	9/15/17	5,400	6,455
Apache Corp.	5.625%	1/15/17	1,425	1,656
Apache Corp.	1.750%	4/15/17	2,900	2,955
BP Capital Markets plc	3.625%	5/8/14	5,825	6,043
BP Capital Markets plc	1.700%	12/5/14	1,400	1,429
BP Capital Markets plc	3.875%	3/10/15	12,275	13,048
BP Capital Markets plc	3.125%	10/1/15	9,650	10,222
BP Capital Markets plc	3.200%	3/11/16	4,430	4,734
BP Capital Markets plc	2.248%	11/1/16	4,250	4,417
BP Capital Markets plc	1.846%	5/5/17	6,450	6,612
BP Capital Markets plc	1.375%	11/6/17	4,000	4,007
Cameron International Corp.	1.600%	4/30/15	600	606
Canadian Natural Resources Ltd.	1.450%	11/14/14	4,225	4,284
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	429
Canadian Natural Resources Ltd.	5.700%	5/15/17	5,950	6,989
Cenovus Energy Inc.	4.500%	9/15/14	4,600	4,860
Chevron Corp.	1.104%	12/5/17	7,275	7,285
ConocoPhillips	4.600%	1/15/15	5,810	6,243
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,900	3,386
ConocoPhillips Co.	1.050%	12/15/17	5,400	5,386
Devon Energy Corp.	2.400%	7/15/16	1,675	1,739
Devon Energy Corp.	1.875%	5/15/17	5,550	5,604
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	799
Encana Corp.	5.900%	12/1/17	2,250	2,660
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,500	3,697
Ensco plc	3.250%	3/15/16	6,275	6,666
EOG Resources Inc.	2.950%	6/1/15	4,925	5,158
EOG Resources Inc.	5.875%	9/15/17	1,650	1,970
FMC Technologies Inc.	2.000%	10/1/17	475	479
Hess Corp.	7.000%	2/15/14	1,330	1,408

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Husky Energy Inc.	5.900%	6/15/14	4,275	4,550
Marathon Oil Corp.	0.900%	11/1/15	7,875	7,862
Marathon Oil Corp.	6.000%	10/1/17	1,775	2,120
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,886
Murphy Oil Corp.	2.500%	12/1/17	2,200	2,204
National Oilwell Varco Inc.	1.350%	12/1/17	900	905
Noble Holding International Ltd.	7.375%	3/15/14	240	255
Noble Holding International Ltd.	3.450%	8/1/15	800	840
Noble Holding International Ltd.	3.050%	3/1/16	3,900	4,071
Noble Holding International Ltd.	2.500%	3/15/17	500	513
Occidental Petroleum Corp.	2.500%	2/1/16	1,800	1,898
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,912
Occidental Petroleum Corp.	1.750%	2/15/17	7,050	7,242
PC Financial Partnership	5.000%	11/15/14	3,400	3,638
Petrohawk Energy Corp.	10.500%	8/1/14	2,000	2,118
Petrohawk Energy Corp.	7.875%	6/1/15	3,125	3,242
Phillips 66	1.950%	3/5/15	2,075	2,121
Phillips 66	2.950%	5/1/17	6,750	7,153
Pioneer Natural Resources Co.	5.875%	7/15/16	6,105	6,902
Shell International Finance BV	4.000%	3/21/14	12,600	13,069
Shell International Finance BV	3.100%	6/28/15	5,550	5,876
Shell International Finance BV	3.250%	9/22/15	2,025	2,161
Shell International Finance BV	0.625%	12/4/15	3,125	3,136
Shell International Finance BV	5.200%	3/22/17	3,900	4,546
Shell International Finance BV	1.125%	8/21/17	3,250	3,261
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,561
Total Capital Canada Ltd.	1.450%	1/15/18	2,175	2,195
Total Capital International SA	0.750%	1/25/16	4,625	4,637
Total Capital International SA	1.500%	2/17/17	5,850	5,953
Total Capital International SA	1.550%	6/28/17	4,950	5,024
Total Capital SA	3.000%	6/24/15	9,425	9,934
Total Capital SA	3.125%	10/2/15	1,350	1,437
Total Capital SA	2.300%	3/15/16	2,450	2,556
Transocean Inc.	4.950%	11/15/15	7,945	8,639
Transocean Inc.	5.050%	12/15/16	4,300	4,785
Transocean Inc.	2.500%	10/15/17	500	506
Valero Energy Corp.	4.500%	2/1/15	5,150	5,503
Valero Energy Corp.	6.125%	6/15/17	2,100	2,501
Weatherford International Inc.	6.350%	6/15/17	3,500	4,029
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,867
XTO Energy Inc.	6.250%	8/1/17	2,150	2,644

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,044
2 URS Corp.	3.850%	4/1/17	750	777
Yale University Connecticut GO	2.900%	10/15/14	660	686

Technology (5.6%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,354
Agilent Technologies Inc.	5.500%	9/14/15	2,050	2,274
Agilent Technologies Inc.	6.500%	11/1/17	3,750	4,501
Altera Corp.	1.750%	5/15/17	3,375	3,448
Amphenol Corp.	4.750%	11/15/14	2,800	2,977
Analog Devices Inc.	5.000%	7/1/14	1,025	1,085
Analog Devices Inc.	3.000%	4/15/16	1,000	1,060

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Applied Materials Inc.	2.650%	6/15/16	2,500	2,634
Arrow Electronics Inc.	3.375%	11/1/15	500	521
Autodesk Inc.	1.950%	12/15/17	1,975	1,961
Avnet Inc.	6.625%	9/15/16	1,600	1,822
Baidu Inc.	2.250%	11/28/17	4,000	4,038
Broadcom Corp.	2.375%	11/1/15	1,400	1,462
CA Inc.	6.125%	12/1/14	1,500	1,618
Cisco Systems Inc.	1.625%	3/14/14	8,200	8,310
Cisco Systems Inc.	2.900%	11/17/14	1,750	1,825
Cisco Systems Inc.	5.500%	2/22/16	11,475	13,070
Cisco Systems Inc.	3.150%	3/14/17	3,150	3,414
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,028
Corning Inc.	1.450%	11/15/17	1,850	1,863
Dell Inc.	5.625%	4/15/14	800	838
Dell Inc.	2.300%	9/10/15	7,475	7,428
Dell Inc.	3.100%	4/1/16	425	423
Dun & Bradstreet Corp.	2.875%	11/15/15	625	647
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,159
Equifax Inc.	6.300%	7/1/17	1,300	1,523
Fiserv Inc.	3.125%	6/15/16	3,275	3,458
Fiserv Inc.	6.800%	11/20/17	1,375	1,642
Google Inc.	1.250%	5/19/14	1,100	1,113
Google Inc.	2.125%	5/19/16	4,200	4,388
Harris Corp.	5.000%	10/1/15	400	439
Harris Corp.	5.950%	12/1/17	1,675	1,946
Hewlett-Packard Co.	6.125%	3/1/14	3,518	3,696
Hewlett-Packard Co.	1.550%	5/30/14	2,825	2,837
Hewlett-Packard Co.	4.750%	6/2/14	1,090	1,139
Hewlett-Packard Co.	2.625%	12/9/14	5,150	5,270
Hewlett-Packard Co.	2.350%	3/15/15	5,325	5,433
Hewlett-Packard Co.	2.125%	9/13/15	2,950	2,986
Hewlett-Packard Co.	2.650%	6/1/16	3,395	3,461
Hewlett-Packard Co.	3.000%	9/15/16	6,150	6,327
Hewlett-Packard Co.	3.300%	12/9/16	5,905	6,134
Hewlett-Packard Co.	5.400%	3/1/17	3,850	4,228
Hewlett-Packard Co.	2.600%	9/15/17	5,550	5,559
Intel Corp.	1.950%	10/1/16	7,075	7,333
Intel Corp.	1.350%	12/15/17	11,200	11,213
International Business Machines Corp.	1.250%	5/12/14	5,125	5,183
International Business Machines Corp.	0.875%	10/31/14	3,325	3,353
International Business Machines Corp.	0.550%	2/6/15	4,275	4,284
International Business Machines Corp.	0.750%	5/11/15	4,700	4,733
International Business Machines Corp.	2.000%	1/5/16	4,600	4,781
International Business Machines Corp.	1.950%	7/22/16	6,300	6,548
International Business Machines Corp.	1.250%	2/6/17	2,800	2,829
International Business Machines Corp.	5.700%	9/14/17	14,300	17,133
Intuit Inc.	5.750%	3/15/17	1,025	1,177
Juniper Networks Inc.	3.100%	3/15/16	900	946
Microsoft Corp.	2.950%	6/1/14	7,400	7,645
Microsoft Corp.	1.625%	9/25/15	4,050	4,168
Microsoft Corp.	2.500%	2/8/16	3,752	3,953
Microsoft Corp.	0.875%	11/15/17	2,450	2,436
Motorola Solutions Inc.	6.000%	11/15/17	500	583
National Semiconductor Corp.	6.600%	6/15/17	1,300	1,586
NetApp Inc.	2.000%	12/15/17	3,055	3,045

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	3.750%	7/8/14	8,080	8,441
Oracle Corp.	5.250%	1/15/16	4,050	4,572
Oracle Corp.	1.200%	10/15/17	13,225	13,201
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,899
Pitney Bowes Inc.	4.750%	1/15/16	4,100	4,326
Pitney Bowes Inc.	5.750%	9/15/17	1,780	1,907
Symantec Corp.	2.750%	9/15/15	1,600	1,662
Symantec Corp.	2.750%	6/15/17	1,950	2,014
Tech Data Corp.	3.750%	9/21/17	1,200	1,254
Texas Instruments Inc.	1.375%	5/15/14	5,875	5,949
Texas Instruments Inc.	0.450%	8/3/15	1,725	1,721
Texas Instruments Inc.	2.375%	5/16/16	5,200	5,457
Tyco Electronics Group SA	1.600%	2/3/15	1,200	1,216
Tyco Electronics Group SA	6.550%	10/1/17	3,425	4,102
Xerox Corp.	8.250%	5/15/14	450	488
Xerox Corp.	4.250%	2/15/15	10,150	10,674
Xerox Corp.	6.400%	3/15/16	1,000	1,126
Xerox Corp.	6.750%	2/1/17	2,975	3,442
Xerox Corp.	2.950%	3/15/17	3,400	3,493

Transportation (0.8%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,750	2,060
Canadian National Railway Co.	5.800%	6/1/16	700	807
Canadian National Railway Co.	1.450%	12/15/16	1,200	1,224
Canadian National Railway Co.	5.850%	11/15/17	25	30
1 Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	830	957
CSX Corp.	6.250%	4/1/15	4,196	4,656
CSX Corp.	5.600%	5/1/17	1,545	1,800
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	312
Norfolk Southern Corp.	5.257%	9/17/14	1,400	1,499
Norfolk Southern Corp.	5.750%	1/15/16	3,200	3,628
Norfolk Southern Corp.	7.700%	5/15/17	800	1,007
Ryder System Inc.	5.850%	3/1/14	500	523
Ryder System Inc.	3.150%	3/2/15	525	546
Ryder System Inc.	7.200%	9/1/15	325	370
Ryder System Inc.	3.600%	3/1/16	2,600	2,728
Ryder System Inc.	2.500%	3/1/17	4,100	4,220
Ryder System Inc.	3.500%	6/1/17	1,325	1,414
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,572
Southwest Airlines Co.	5.125%	3/1/17	650	719
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	636	737
Union Pacific Corp.	5.750%	11/15/17	1,600	1,915
1 United Air Lines Inc. 2009-2
Class A Pass Through Trust	9.750%	1/15/17	2,079	2,406
United Parcel Service Inc.	3.875%	4/1/14	2,475	2,565
United Parcel Service Inc.	1.125%	10/1/17	825	830
United Parcel Service Inc.	5.500%	1/15/18	4,350	5,209
				2,617,955
Utilities (6.2%)
Electric (4.0%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,286
Ameren Corp.	8.875%	5/15/14	1,825	1,982
Ameren Illinois Co.	6.125%	11/15/17	625	755
American Electric Power Co. Inc.	1.650%	12/15/17	2,225	2,233
Appalachian Power Co.	3.400%	5/24/15	1,325	1,395

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arizona Public Service Co.	5.800%	6/30/14	3,600	3,844
Arizona Public Service Co.	4.650%	5/15/15	800	866
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,200	2,562
Carolina Power & Light Co.	5.150%	4/1/15	237	259
Cleveland Electric Illuminating Co.	7.880%	11/1/17	575	723
Commonwealth Edison Co.	4.700%	4/15/15	600	648
Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,786
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,272	2,554
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	200	232
Consolidated Natural Gas Co.	5.000%	12/1/14	225	240
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,205
Consumers Energy Co.	5.500%	8/15/16	1,300	1,501
Dominion Resources Inc.	1.800%	3/15/14	2,775	2,809
Dominion Resources Inc.	5.150%	7/15/15	2,125	2,336
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,684
Dominion Resources Inc.	1.950%	8/15/16	1,850	1,909
Dominion Resources Inc.	1.400%	9/15/17	5,225	5,233
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,221
DTE Energy Co.	6.350%	6/1/16	1,865	2,171
Duke Energy Carolinas LLC	5.300%	10/1/15	2,300	2,575
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,258
Duke Energy Corp.	3.950%	9/15/14	1,775	1,861
Duke Energy Corp.	3.350%	4/1/15	5,050	5,310
Duke Energy Corp.	1.625%	8/15/17	2,425	2,447
Duke Energy Indiana Inc.	6.050%	6/15/16	500	572
Edison International	3.750%	9/15/17	1,775	1,937
Entergy Corp.	4.700%	1/15/17	6,075	6,628
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,044
Exelon Corp.	4.900%	6/15/15	4,450	4,825
Exelon Generation Co. LLC	6.200%	10/1/17	2,465	2,903
FirstEnergy Corp.	2.750%	3/15/18	125	125
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,075	5,424
Florida Power Corp.	5.100%	12/1/15	2,150	2,405
Georgia Power Co.	0.750%	8/10/15	1,850	1,857
Georgia Power Co.	0.625%	11/15/15	2,675	2,673
Georgia Power Co.	5.700%	6/1/17	300	356
1 Integrys Energy Group Inc.	6.110%	12/1/66	500	530
Jersey Central Power & Light Co.	5.625%	5/1/16	2,250	2,551
Jersey Central Power & Light Co.	5.650%	6/1/17	600	693
Kentucky Utilities Co.	1.625%	11/1/15	350	360
LG&E & KU Energy LLC	2.125%	11/15/15	1,375	1,411
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,233
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,235
Mississippi Power Co.	2.350%	10/15/16	300	315
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	276	288
National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	2,350	2,370
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	4,600	4,881
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	2,300	2,689
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	2,750	3,284
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	3,150	3,173
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,570
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,982
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,156
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	763
Northern States Power Co.	1.950%	8/15/15	1,125	1,158

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NSTAR Electric Co.	4.875%	4/15/14	3,100	3,250
NSTAR Electric Co.	5.625%	11/15/17	525	629
Ohio Power Co.	6.000%	6/1/16	4,150	4,760
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,250	3,562
Pacific Gas & Electric Co.	4.800%	3/1/14	7,800	8,125
Pacific Gas & Electric Co.	5.625%	11/30/17	1,000	1,197
Peco Energy Co.	5.000%	10/1/14	25	27
Pennsylvania Electric Co.	6.050%	9/1/17	1,575	1,857
Pepco Holdings Inc.	2.700%	10/1/15	500	519
PG&E Corp.	5.750%	4/1/14	50	53
PPL Energy Supply LLC	5.400%	8/15/14	1,575	1,676
PPL Energy Supply LLC	6.200%	5/15/16	2,100	2,393
Progress Energy Inc.	6.050%	3/15/14	2,000	2,110
PSEG Power LLC	5.500%	12/1/15	975	1,086
PSEG Power LLC	2.750%	9/15/16	300	312
Public Service Electric & Gas Co.	2.700%	5/1/15	8,000	8,355
San Diego Gas & Electric Co.	5.300%	11/15/15	300	338
Scottish Power Ltd.	5.375%	3/15/15	2,425	2,595
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,688
Southern California Edison Co.	5.750%	3/15/14	2,975	3,132
Southern California Edison Co.	4.150%	9/15/14	1,089	1,148
Southern California Edison Co.	4.650%	4/1/15	1,600	1,733
Southern California Edison Co.	5.000%	1/15/16	1,000	1,123
Southern Co.	4.150%	5/15/14	1,541	1,607
Southern Co.	2.375%	9/15/15	2,450	2,547
Southern Co.	1.950%	9/1/16	4,700	4,858
Southern Power Co.	4.875%	7/15/15	1,875	2,052
Southwestern Electric Power Co.	5.550%	1/15/17	675	762
TECO Finance Inc.	4.000%	3/15/16	725	781
TECO Finance Inc.	6.572%	11/1/17	1,285	1,555
TransAlta Corp.	4.750%	1/15/15	2,300	2,435
Union Electric Co.	6.400%	6/15/17	4,115	4,986
Virginia Electric & Power Co.	5.400%	1/15/16	350	397
Virginia Electric & Power Co.	5.950%	9/15/17	400	484
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,107
Wisconsin Electric Power Co.	6.000%	4/1/14	2,550	2,693
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,468

Natural Gas (2.1%)
AGL Capital Corp.	6.375%	7/15/16	775	906
Atmos Energy Corp.	4.950%	10/15/14	1,105	1,177
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,884
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,558
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	4,126	4,767
DCP Midstream Operating LP	3.250%	10/1/15	200	208
DCP Midstream Operating LP	2.500%	12/1/17	2,550	2,579
El Paso Natural Gas Co. LLC	5.950%	4/15/17	1,750	2,026
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,155
Enbridge Inc.	5.800%	6/15/14	875	932
Enbridge Inc.	4.900%	3/1/15	3,200	3,443
Energy Transfer Partners LP	5.950%	2/1/15	6,500	7,078
Energy Transfer Partners LP	6.125%	2/15/17	1,000	1,156
Enterprise Products Operating LLC	5.600%	10/15/14	5,000	5,382
Enterprise Products Operating LLC	5.000%	3/1/15	206	223
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,380

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	1.250%	8/13/15	1,325	1,337
Enterprise Products Operating LLC	3.200%	2/1/16	2,250	2,395
Enterprise Products Operating LLC	6.300%	9/15/17	2,550	3,079
Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,625	2,813
Kinder Morgan Energy Partners LP	5.625%	2/15/15	110	120
Kinder Morgan Energy Partners LP	3.500%	3/1/16	4,625	4,944
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,850	2,153
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,475	2,946
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,738
National Grid plc	6.300%	8/1/16	1,800	2,093
Nisource Finance Corp.	5.400%	7/15/14	4,425	4,690
Nisource Finance Corp.	5.250%	9/15/17	750	862
ONEOK Inc.	5.200%	6/15/15	225	245
ONEOK Partners LP	3.250%	2/1/16	2,025	2,138
ONEOK Partners LP	6.150%	10/1/16	2,050	2,380
ONEOK Partners LP	2.000%	10/1/17	3,175	3,209
Plains All American Pipeline LP /
PAA Finance Corp.	3.950%	9/15/15	1,200	1,293
Plains All American Pipeline LP /
PAA Finance Corp.	6.125%	1/15/17	2,500	2,940
Questar Corp.	2.750%	2/1/16	275	288
Sempra Energy	2.000%	3/15/14	4,800	4,863
Sempra Energy	6.500%	6/1/16	1,674	1,955
Sempra Energy	2.300%	4/1/17	1,500	1,558
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,325	2,718
Spectra Energy Capital LLC	5.668%	8/15/14	3,073	3,285
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	2,075	2,552
Texas Gas Transmission LLC	4.600%	6/1/15	175	189
TransCanada PipeLines Ltd.	0.875%	3/2/15	2,725	2,739
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,025	2,146
TransCanada PipeLines Ltd.	0.750%	1/15/16	4,025	4,026
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	2,950	3,160
Williams Partners LP	3.800%	2/15/15	4,050	4,275
Williams Partners LP /
Williams Partners Finance Corp.	7.250%	2/1/17	1,825	2,203

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,589
				335,451
Total Corporate Bonds (Cost $5,289,720)				5,397,801
Taxable Municipal Bonds (0.0%)
Howard Hughes Medical Institute
Maryland Revenue (Cost $2,657)	3.450%	9/1/14	2,540	2,657

Short-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
3 Vanguard Market Liquidity Fund (Cost $60,998)	0.143%	60,998,135	60,998
Total Investments (100.2%) (Cost $5,368,286)			5,476,373
Other Assets and Liabilities (-0.2%)
Other Assets			80,438
Liabilities			(91,067)
			(10,629)
Net Assets (100%)			5,465,744

At February 28, 2013, net assets consisted of:
			Amount
			($000)
Paid-in Capital			5,351,932
Undistributed Net Investment Income			526
Accumulated Net Realized Gains			5,199
Unrealized Appreciation (Depreciation)			108,087
Net Assets			5,465,744

Signal Shares—Net Assets
Applicable to 1,866,714 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			40,758
Net Asset Value Per Share—Signal Shares			$21.83

Institutional Shares—Net Assets
Applicable to 6,813,455 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			182,123
Net Asset Value Per Share—Institutional Shares			$26.73

ETF Shares—Net Assets
Applicable to 65,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			5,242,863
Net Asset Value Per Share—ETF Shares			$80.17

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $53,200,000, representing 1.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	51,216
Total Income	51,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	49
Management and Administrative—Signal Shares	14
Management and Administrative—Institutional Shares	57
Management and Administrative—ETF Shares	2,032
Marketing and Distribution—Signal Shares	4
Marketing and Distribution—Institutional Shares	15
Marketing and Distribution—ETF Shares	523
Custodian Fees	17
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	78
Trustees’ Fees and Expenses	3
Total Expenses	2,792
Net Investment Income	48,424
Realized Net Gain (Loss)
Investment Securities Sold	8,703
Futures Contracts	(488)
Realized Net Gain (Loss)	8,215
Change in Unrealized Appreciation (Depreciation)
Investment Securities	17,095
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	17,097
Net Increase (Decrease) in Net Assets Resulting from Operations	73,736
1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,424	66,206
Realized Net Gain (Loss)	8,215	4,410
Change in Unrealized Appreciation (Depreciation)	17,097	69,500
Net Increase (Decrease) in Net Assets Resulting from Operations	73,736	140,116
Distributions
Net Investment Income
Signal Shares	(313)	(285)
Institutional Shares	(1,679)	(3,395)
ETF Shares	(45,705)	(62,521)
Realized Capital Gain[1]
Signal Shares	(46)	(7)
Institutional Shares	(235)	(179)
ETF Shares	(6,926)	(2,576)
Total Distributions	(54,904)	(68,963)
Capital Share Transactions
Signal Shares	15,549	21,240
Institutional Shares	19,868	33,072
ETF Shares	1,538,873	1,713,862
Net Increase (Decrease) from Capital Share Transactions	1,574,290	1,768,174
Total Increase (Decrease)	1,593,122	1,839,327
Net Assets
Beginning of Period	3,872,622	2,033,295
End of Period[2]	5,465,744	3,872,622

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $2,033,000 and $1,425,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $526,000 and ($201,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Nov. 18,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$21.73	$21.26	$21.21
Investment Operations
Net Investment Income	.218	.488	.387
Net Realized and Unrealized Gain (Loss) on Investments	.128	.494	.091
Total from Investment Operations	.346	.982	.478
Distributions
Dividends from Net Investment Income	(.214)	(.487)	(.410)
Distributions from Realized Capital Gains	(.032)	(.025)	(.018)
Total Distributions	(.246)	(.512)	(.428)
Net Asset Value, End of Period	$21.83	$21.73	$21.26

Total Return[2]	1.60%	4.69%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$25	$3
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	2.06%	2.33%	2.39%[3]
Portfolio Turnover Rate[4]	71%	65%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.60	$26.03	$25.90	$25.02
Investment Operations
Net Investment Income	.273	.605	.619	.453
Net Realized and Unrealized Gain (Loss) on Investments	.163	.599	.151	.882
Total from Investment Operations	.436	1.204	.770	1.335
Distributions
Dividends from Net Investment Income	(.267)	(.603)	(.618)	(.455)
Distributions from Realized Capital Gains	(.039)	(.031)	(.022)	—
Total Distributions	(.306)	(.634)	(.640)	(.455)
Net Asset Value, End of Period	$26.73	$26.60	$26.03	$25.90

Total Return[2]	1.65%	4.70%	3.01%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$161	$125	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.09%	2.36%	2.44%	2.62%[3]
Portfolio Turnover Rate[4]	71%	65%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$79.78	$78.06	$77.68	$75.05
Investment Operations[1]
Net Investment Income	.804	1.793	1.815	1.334
Net Realized and Unrealized Gain (Loss) on Investments	.491	1.808	.443	2.636
Total from Investment Operations	1.295	3.601	2.258	3.970
Distributions
Dividends from Net Investment Income	(.788)	(1.789)	(1.813)	(1.340)
Distributions from Realized Capital Gains	(.117)	(.092)	(.065)	—
Total Distributions	(.905)	(1.881)	(1.878)	(1.340)
Net Asset Value, End of Period	$80.17	$79.78	$78.06	$77.68

Total Return	1.63%	4.68%	2.94%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,243	$3,686	$1,905	$707
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.06%	2.33%	2.39%	2.56%[2]
Portfolio Turnover Rate[3]	71%	65%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at February 28, 2013. During the six months ended February 28, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Short-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $675,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	14,917	—
Corporate Bonds	—	5,397,801	—
Taxable Municipal Bonds	—	2,657	—
Temporary Cash Investments	60,998	—	—
Total	60,998	5,415,375	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2013, the cost of investment securities for tax purposes was $5,368,800,000. Net unrealized appreciation of investment securities for tax purposes was $107,573,000, consisting of unrealized gains of $109,577,000 on securities that had risen in value since their purchase and $2,004,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Corporate Bond Index Fund

E. During the six months ended February 28, 2013, the fund purchased $2,511,792,000 of investment securities and sold $917,217,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $749,304,000 and $754,337,000, respectively. Total purchases and sales include $1,490,923,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

E. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	18,630	854	22,449	1,048
Issued in Lieu of Cash Distributions	255	12	232	11
Redeemed	(3,336)	(153)	(1,441)	(68)
Net Increase (Decrease)—Signal Shares	15,549	713	21,240	991
Institutional Shares
Issued[1]	19,954	746	72,659	2,780
Issued in Lieu of Cash Distributions	1,914	72	3,574	137
Redeemed	(2,000)	(75)	(43,161)	(1,656)
Net Increase (Decrease) —Institutional Shares	19,868	743	33,072	1,261
ETF Shares
Issued[1]	1,538,873	19,200	1,713,862	21,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease) —ETF Shares	1,538,873	19,200	1,713,862	21,800
1 Includes purchase fees for fiscal 2013 and 2012 of $96,000 and $268,000, respectively (fund totals).

F. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	2.69%	2.72%	2.69%

Financial Attributes
		Barclays
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,339	1,528	8,148
Yield to Maturity
(before expenses)	2.8%	2.8%	1.8%
Average Coupon	4.9%	4.9%	3.5%
Average Duration	6.4 years	6.4 years	5.3 years
Average Effective
Maturity	7.5 years	7.5 years	7.2 years
Short-Term
Reserves	0.0%	—	—

Sector Diversification (% of portfolio)
Finance	30.6%
Industrial	58.2
Treasury/Agency	0.1
Utilities	10.6
Other	0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	5–10 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.53
Beta	1.04	1.30

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	0.2
3 - 5 Years	0.3
5 - 10 Years	98.9
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.1%
Aaa	1.0
Aa	6.7
A	45.3
Baa	46.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013
		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19
2012	10.43	10.07
2013	2.55	2.69
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/2/2010	11.39%	4.12%	5.55%	9.67%
Fee-Adjusted Returns		10.84			9.48
Institutional Shares	11/19/2009	11.40	4.17	5.41	9.58
Fee-Adjusted Returns		10.85			9.41
ETF Shares	11/19/2009
Market Price		10.59			9.63
Net Asset Value		11.36			9.53

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
United States Treasury Note/Bond	0.875%	1/31/18	24,405	24,558
United States Treasury Note/Bond	2.000%	2/15/23	6,050	6,114
Total U. S. Government and Agency Obligations (Cost $30,646)				30,672
Corporate Bonds (97.8%)
Finance (30.0%)
Banking (17.3%)
American Express Co.	7.000%	3/19/18	6,800	8,509
American Express Co.	8.125%	5/20/19	625	845
American Express Co.	2.650%	12/2/22	5,363	5,258
Associates Corp. of North America	6.950%	11/1/18	2,800	3,437
Bancolombia SA	5.950%	6/3/21	2,100	2,382
Bank of America Corp.	5.650%	5/1/18	11,725	13,614
Bank of America Corp.	5.490%	3/15/19	1,075	1,212
Bank of America Corp.	7.625%	6/1/19	8,625	11,023
Bank of America Corp.	5.625%	7/1/20	10,625	12,444
Bank of America Corp.	5.875%	1/5/21	4,675	5,559
Bank of America Corp.	5.000%	5/13/21	5,570	6,286
Bank of America Corp.	5.700%	1/24/22	5,875	6,967
Bank of America Corp.	3.300%	1/11/23	6,950	6,925
Bank of Montreal	2.550%	11/6/22	3,025	2,975
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,783
Bank of New York Mellon Corp.	4.150%	2/1/21	1,900	2,126
Bank of New York Mellon Corp.	3.550%	9/23/21	5,350	5,775
Bank of Nova Scotia	4.375%	1/13/21	2,900	3,313
Barclays Bank plc	6.750%	5/22/19	4,975	6,186
Barclays Bank plc	5.125%	1/8/20	5,290	6,095
Barclays Bank plc	5.140%	10/14/20	3,725	3,957
BB&T Corp.	6.850%	4/30/19	1,600	2,053
BB&T Corp.	5.250%	11/1/19	1,350	1,577
BB&T Corp.	3.950%	3/22/22	3,075	3,297
BNP Paribas SA	5.000%	1/15/21	10,075	11,511
BNP Paribas SA	3.250%	3/3/23	450	445
Capital One Bank USA NA	8.800%	7/15/19	1,775	2,437
Capital One Bank USA NA	3.375%	2/15/23	3,180	3,207
Capital One Financial Corp.	4.750%	7/15/21	3,675	4,184
Citigroup Inc.	6.125%	5/15/18	6,644	7,933

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	8.500%	5/22/19	9,859	13,213
Citigroup Inc.	5.375%	8/9/20	7,375	8,623
Citigroup Inc.	4.500%	1/14/22	7,750	8,602
Citigroup Inc.	4.050%	7/30/22	2,550	2,644
Citigroup Inc.	3.375%	3/1/23	275	277
City National Corp.	5.250%	9/15/20	1,050	1,158
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	9,775	10,943
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	4,775	5,079
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	3,825	3,885
Credit Suisse	5.300%	8/13/19	4,875	5,779
Credit Suisse	5.400%	1/14/20	3,825	4,289
Credit Suisse	4.375%	8/5/20	4,660	5,254
Discover Bank	7.000%	4/15/20	700	866
Discover Financial Services	5.200%	4/27/22	900	1,020
1 Discover Financial Services	3.850%	11/21/22	2,002	2,049
Fifth Third Bancorp	4.500%	6/1/18	1,500	1,663
Fifth Third Bancorp	3.500%	3/15/22	1,625	1,691
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,311
First Niagara Financial Group Inc.	7.250%	12/15/21	425	509
FirstMerit Corp.	4.350%	2/4/23	750	771
Goldman Sachs Group Inc.	6.150%	4/1/18	12,325	14,568
Goldman Sachs Group Inc.	7.500%	2/15/19	9,385	11,870
Goldman Sachs Group Inc.	5.375%	3/15/20	7,870	9,024
Goldman Sachs Group Inc.	6.000%	6/15/20	5,355	6,370
Goldman Sachs Group Inc.	5.250%	7/27/21	10,200	11,614
Goldman Sachs Group Inc.	5.750%	1/24/22	15,975	18,789
Goldman Sachs Group Inc.	3.625%	1/22/23	6,350	6,388
HSBC Bank USA NA	4.875%	8/24/20	4,380	4,922
HSBC Holdings plc	5.100%	4/5/21	10,725	12,494
HSBC Holdings plc	4.875%	1/14/22	2,525	2,892
HSBC Holdings plc	4.000%	3/30/22	3,275	3,506
HSBC USA Inc.	5.000%	9/27/20	1,950	2,149
Huntington Bancshares Inc.	7.000%	12/15/20	675	836
JPMorgan Chase & Co.	6.300%	4/23/19	7,675	9,399
JPMorgan Chase & Co.	4.950%	3/25/20	10,600	12,143
JPMorgan Chase & Co.	4.400%	7/22/20	8,225	9,130
JPMorgan Chase & Co.	4.250%	10/15/20	8,200	9,044
JPMorgan Chase & Co.	4.625%	5/10/21	2,725	3,077
JPMorgan Chase & Co.	4.350%	8/15/21	10,050	11,124
JPMorgan Chase & Co.	4.500%	1/24/22	9,650	10,730
JPMorgan Chase & Co.	3.250%	9/23/22	8,925	8,996
JPMorgan Chase & Co.	3.200%	1/25/23	5,925	5,919
KeyCorp	5.100%	3/24/21	3,300	3,848
Lloyds TSB Bank plc	6.375%	1/21/21	4,900	6,070
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,085	19,514
Merrill Lynch & Co. Inc.	6.500%	7/15/18	2,493	2,963
Merrill Lynch & Co. Inc.	6.875%	11/15/18	5,225	6,358
Morgan Stanley	6.625%	4/1/18	12,025	14,314
Morgan Stanley	7.300%	5/13/19	6,340	7,871
Morgan Stanley	5.625%	9/23/19	7,565	8,745
Morgan Stanley	5.500%	1/26/20	7,750	8,838
Morgan Stanley	5.500%	7/24/20	5,161	5,921

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	5.750%	1/25/21	10,375	12,024
Morgan Stanley	5.500%	7/28/21	5,325	6,114
Morgan Stanley	4.875%	11/1/22	6,825	7,186
Morgan Stanley	3.750%	2/25/23	6,475	6,517
National Australia Bank Ltd.	3.000%	1/20/23	2,250	2,232
National City Corp.	6.875%	5/15/19	2,550	3,187
Northern Trust Corp.	3.450%	11/4/20	2,125	2,291
Northern Trust Corp.	3.375%	8/23/21	2,300	2,440
Northern Trust Corp.	2.375%	8/2/22	1,375	1,349
People’s United Financial Inc.	3.650%	12/6/22	1,250	1,267
PNC Bank NA	2.700%	11/1/22	3,250	3,173
PNC Bank NA	2.950%	1/30/23	1,675	1,669
PNC Financial Services Group Inc.	2.854%	11/9/22	850	846
PNC Funding Corp.	6.700%	6/10/19	1,365	1,734
PNC Funding Corp.	5.125%	2/8/20	5,525	6,468
PNC Funding Corp.	4.375%	8/11/20	3,150	3,571
PNC Funding Corp.	3.300%	3/8/22	1,877	1,934
Royal Bank of Scotland Group plc	6.400%	10/21/19	7,400	8,855
Royal Bank of Scotland plc	5.625%	8/24/20	2,275	2,666
Royal Bank of Scotland plc	6.125%	1/11/21	3,575	4,322
Sovereign Bank	8.750%	5/30/18	1,275	1,534
State Street Corp.	4.956%	3/15/18	2,975	3,378
State Street Corp.	4.375%	3/7/21	3,275	3,728
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,502
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	771
SunTrust Bank	7.250%	3/15/18	2,225	2,767
UBS AG	5.750%	4/25/18	7,795	9,272
UBS AG	4.875%	8/4/20	7,350	8,464
UnionBanCal Corp.	3.500%	6/18/22	700	725
US Bancorp	4.125%	5/24/21	3,975	4,439
US Bancorp	3.000%	3/15/22	3,350	3,448
US Bancorp	2.950%	7/15/22	2,725	2,702
Wells Fargo & Co.	4.600%	4/1/21	10,100	11,521
Wells Fargo & Co.	3.500%	3/8/22	5,225	5,513
Wells Fargo & Co.	3.450%	2/13/23	5,200	5,260
Westpac Banking Corp.	4.875%	11/19/19	8,000	9,379

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	655
Ameriprise Financial Inc.	5.300%	3/15/20	2,450	2,910
BlackRock Inc.	5.000%	12/10/19	3,150	3,748
BlackRock Inc.	4.250%	5/24/21	1,700	1,911
BlackRock Inc.	3.375%	6/1/22	1,650	1,740
Charles Schwab Corp.	4.450%	7/22/20	2,150	2,444
Charles Schwab Corp.	3.225%	9/1/22	575	592
Franklin Resources Inc.	2.800%	9/15/22	1,800	1,807
Invesco Finance plc	3.125%	11/30/22	1,900	1,911
Jefferies Group Inc.	5.125%	4/13/18	2,250	2,430
Jefferies Group Inc.	8.500%	7/15/19	1,555	1,945
Jefferies Group Inc.	6.875%	4/15/21	2,585	2,996
Jefferies Group Inc.	5.125%	1/20/23	1,775	1,849
Legg Mason Inc.	5.500%	5/21/19	1,250	1,355
Nomura Holdings Inc.	6.700%	3/4/20	3,875	4,624
Raymond James Financial Inc.	8.600%	8/15/19	500	643
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,195

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Finance Companies (3.0%)
Block Financial LLC	5.500%	11/1/22	1,500	1,546
GATX Corp.	4.750%	6/15/22	975	1,029
General Electric Capital Corp.	5.625%	5/1/18	12,959	15,385
General Electric Capital Corp.	6.000%	8/7/19	8,650	10,553
General Electric Capital Corp.	2.100%	12/11/19	900	919
General Electric Capital Corp.	5.500%	1/8/20	5,175	6,141
General Electric Capital Corp.	5.550%	5/4/20	5,643	6,736
General Electric Capital Corp.	4.375%	9/16/20	1,550	1,733
General Electric Capital Corp.	4.625%	1/7/21	10,250	11,595
General Electric Capital Corp.	5.300%	2/11/21	5,700	6,566
General Electric Capital Corp.	4.650%	10/17/21	10,225	11,545
General Electric Capital Corp.	3.150%	9/7/22	4,800	4,807
General Electric Capital Corp.	3.100%	1/9/23	3,625	3,597
HSBC Finance Corp.	6.676%	1/15/21	10,568	12,646
SLM Corp.	8.450%	6/15/18	5,875	6,972
SLM Corp.	8.000%	3/25/20	4,600	5,336
SLM Corp.	7.250%	1/25/22	3,670	4,034
SLM Corp.	5.500%	1/25/23	2,550	2,539

Insurance (5.4%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,203
AEGON Funding Co. LLC	5.750%	12/15/20	920	1,087
Aetna Inc.	6.500%	9/15/18	2,325	2,877
Aetna Inc.	3.950%	9/1/20	1,950	2,130
Aetna Inc.	4.125%	6/1/21	1,025	1,125
Aetna Inc.	2.750%	11/15/22	3,050	2,978
Aflac Inc.	8.500%	5/15/19	1,100	1,496
Aflac Inc.	4.000%	2/15/22	2,300	2,468
Alleghany Corp.	5.625%	9/15/20	100	114
Alleghany Corp.	4.950%	6/27/22	1,575	1,742
Allied World Assurance Co. Ltd.	5.500%	11/15/20	275	308
Allstate Corp.	7.450%	5/16/19	2,825	3,711
Alterra Finance LLC	6.250%	9/30/20	320	367
American Financial Group Inc.	9.875%	6/15/19	750	968
American International Group Inc.	8.250%	8/15/18	10,475	13,650
American International Group Inc.	6.400%	12/15/20	5,425	6,742
American International Group Inc.	4.875%	6/1/22	4,350	4,935
Aon Corp.	5.000%	9/30/20	1,725	1,968
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	111
Axis Specialty Finance LLC	5.875%	6/1/20	2,625	2,988
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,625	3,143
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,050	4,558
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,250	3,312
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,302
Berkshire Hathaway Inc.	3.000%	2/11/23	1,300	1,315
Chubb Corp.	5.750%	5/15/18	1,525	1,863
Cigna Corp.	4.375%	12/15/20	425	473
Cigna Corp.	4.500%	3/15/21	4,325	4,833
Cigna Corp.	4.000%	2/15/22	2,000	2,160
CNA Financial Corp.	7.350%	11/15/19	1,764	2,234
CNA Financial Corp.	5.875%	8/15/20	2,700	3,196
CNA Financial Corp.	5.750%	8/15/21	500	590
Coventry Health Care Inc.	5.450%	6/15/21	1,300	1,522
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,087

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
First American Financial Corp.	4.300%	2/1/23	725	744
Genworth Financial Inc.	6.515%	5/22/18	1,625	1,822
Genworth Financial Inc.	7.700%	6/15/20	900	1,056
Genworth Financial Inc.	7.200%	2/15/21	1,425	1,637
Genworth Financial Inc.	7.625%	9/24/21	2,325	2,743
Hanover Insurance Group Inc.	6.375%	6/15/21	725	830
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,000	1,200
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,850	2,185
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,450	2,869
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,850	3,285
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,163
Humana Inc.	7.200%	6/15/18	2,300	2,823
Humana Inc.	3.150%	12/1/22	1,800	1,770
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	602
1 ING US Inc.	5.500%	7/15/22	1,600	1,768
Lincoln National Corp.	8.750%	7/1/19	1,925	2,600
Lincoln National Corp.	6.250%	2/15/20	1,350	1,620
Lincoln National Corp.	4.200%	3/15/22	1,750	1,889
Manulife Financial Corp.	4.900%	9/17/20	925	1,039
Markel Corp.	7.125%	9/30/19	1,000	1,234
Markel Corp.	5.350%	6/1/21	380	428
Markel Corp.	4.900%	7/1/22	1,025	1,127
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,325	2,636
MetLife Inc.	6.817%	8/15/18	4,550	5,690
MetLife Inc.	7.717%	2/15/19	2,495	3,259
MetLife Inc.	4.750%	2/8/21	3,950	4,529
MetLife Inc.	3.048%	12/15/22	475	474
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	681
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	752
PartnerRe Finance B LLC	5.500%	6/1/20	3,095	3,517
Primerica Inc.	4.750%	7/15/22	750	828
Principal Financial Group Inc.	8.875%	5/15/19	800	1,086
Principal Financial Group Inc.	3.300%	9/15/22	725	738
Progressive Corp.	3.750%	8/23/21	2,400	2,612
Protective Life Corp.	7.375%	10/15/19	1,100	1,354
Prudential Financial Inc.	7.375%	6/15/19	1,625	2,086
Prudential Financial Inc.	5.375%	6/21/20	5,660	6,655
Prudential Financial Inc.	4.500%	11/15/20	900	1,008
2 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,311
2 Prudential Financial Inc.	8.875%	6/15/68	1,175	1,428
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,917
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,407
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	350	407
Torchmark Corp.	9.250%	6/15/19	1,000	1,352
Travelers Cos. Inc.	5.800%	5/15/18	1,250	1,535
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,861
Travelers Cos. Inc.	3.900%	11/1/20	2,125	2,389
UnitedHealth Group Inc.	1.625%	3/15/19	75	75
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,402
UnitedHealth Group Inc.	4.700%	2/15/21	900	1,035
UnitedHealth Group Inc.	3.375%	11/15/21	1,025	1,082
UnitedHealth Group Inc.	2.875%	3/15/22	2,950	2,995
UnitedHealth Group Inc.	2.750%	2/15/23	1,050	1,038
UnitedHealth Group Inc.	2.875%	3/15/23	1,600	1,595
Unum Group	5.625%	9/15/20	825	953

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WellPoint Inc.	7.000%	2/15/19	1,725	2,154
WellPoint Inc.	4.350%	8/15/20	1,400	1,553
WellPoint Inc.	3.700%	8/15/21	2,950	3,102
WellPoint Inc.	3.125%	5/15/22	2,225	2,234
WellPoint Inc.	3.300%	1/15/23	2,900	2,936
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,577
Willis North America Inc.	7.000%	9/29/19	1,050	1,253
WR Berkley Corp.	7.375%	9/15/19	750	928
WR Berkley Corp.	5.375%	9/15/20	1,050	1,188
WR Berkley Corp.	4.625%	3/15/22	1,200	1,296
XLIT Ltd.	5.750%	10/1/21	1,265	1,499

Other Finance (0.1%)
CME Group Inc.	3.000%	9/15/22	1,475	1,494
Jones Lang LaSalle Inc.	4.400%	11/15/22	725	740
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,874

Real Estate Investment Trusts (3.3%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,213
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,083
AvalonBay Communities Inc.	2.950%	9/15/22	1,975	1,952
BioMed Realty LP	4.250%	7/15/22	850	880
Boston Properties LP	3.700%	11/15/18	5,140	5,651
Boston Properties LP	5.875%	10/15/19	1,350	1,630
Boston Properties LP	5.625%	11/15/20	1,225	1,450
Boston Properties LP	4.125%	5/15/21	1,575	1,715
Boston Properties LP	3.850%	2/1/23	3,355	3,549
Brandywine Operating Partnership LP	4.950%	4/15/18	2,175	2,413
Brandywine Operating Partnership LP	3.950%	2/15/23	625	628
Camden Property Trust	2.950%	12/15/22	1,425	1,383
CommonWealth REIT	5.875%	9/15/20	1,300	1,407
CubeSmart LP	4.800%	7/15/22	575	631
DDR Corp.	4.750%	4/15/18	1,000	1,111
DDR Corp.	7.875%	9/1/20	1,000	1,272
DDR Corp.	4.625%	7/15/22	1,900	2,056
Digital Realty Trust LP	5.875%	2/1/20	600	685
Digital Realty Trust LP	5.250%	3/15/21	1,160	1,290
Digital Realty Trust LP	3.625%	10/1/22	1,500	1,489
Duke Realty LP	8.250%	8/15/19	2,050	2,682
Duke Realty LP	6.750%	3/15/20	1,650	2,019
Duke Realty LP	3.875%	10/15/22	150	154
EPR Properties	7.750%	7/15/20	500	587
EPR Properties	5.750%	8/15/22	1,300	1,404
Equity One Inc.	3.750%	11/15/22	1,000	987
ERP Operating LP	4.750%	7/15/20	2,550	2,869
ERP Operating LP	4.625%	12/15/21	2,450	2,750
1 Essex Portfolio LP	3.625%	8/15/22	800	797
Federal Realty Investment Trust	3.000%	8/1/22	575	565
HCP Inc.	3.750%	2/1/19	1,000	1,080
HCP Inc.	2.625%	2/1/20	2,350	2,365
HCP Inc.	5.375%	2/1/21	3,200	3,713
HCP Inc.	3.150%	8/1/22	1,025	1,020
Health Care REIT Inc.	2.250%	3/15/18	200	202
Health Care REIT Inc.	4.125%	4/1/19	2,700	2,939
Health Care REIT Inc.	6.125%	4/15/20	2,000	2,344

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Health Care REIT Inc.	4.950%	1/15/21	1,060	1,181
Health Care REIT Inc.	5.250%	1/15/22	2,790	3,122
Healthcare Realty Trust Inc.	5.750%	1/15/21	800	901
Hospitality Properties Trust	5.000%	8/15/22	1,225	1,307
Kilroy Realty LP	4.800%	7/15/18	950	1,061
Kilroy Realty LP	3.800%	1/15/23	2,000	2,049
Kimco Realty Corp.	6.875%	10/1/19	450	571
Liberty Property LP	4.750%	10/1/20	1,320	1,463
Liberty Property LP	4.125%	6/15/22	2,400	2,527
Mack-Cali Realty LP	7.750%	8/15/19	1,475	1,871
Mack-Cali Realty LP	4.500%	4/18/22	200	213
National Retail Properties Inc.	3.800%	10/15/22	1,725	1,769
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,785
ProLogis LP	6.625%	5/15/18	3,500	4,233
ProLogis LP	7.375%	10/30/19	450	566
ProLogis LP	6.875%	3/15/20	1,675	2,051
Realty Income Corp.	6.750%	8/15/19	1,600	1,980
Realty Income Corp.	5.750%	1/15/21	450	526
Realty Income Corp.	3.250%	10/15/22	1,450	1,425
Simon Property Group LP	6.125%	5/30/18	2,875	3,516
Simon Property Group LP	10.350%	4/1/19	1,250	1,815
Simon Property Group LP	5.650%	2/1/20	4,324	5,212
Simon Property Group LP	4.375%	3/1/21	1,525	1,710
Simon Property Group LP	4.125%	12/1/21	2,150	2,377
Simon Property Group LP	3.375%	3/15/22	3,600	3,769
Simon Property Group LP	2.750%	2/1/23	900	884
UDR Inc.	4.250%	6/1/18	1,200	1,329
UDR Inc.	4.625%	1/10/22	1,700	1,897
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	1,825	1,992
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,994
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,725	3,985
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	275	273
Vornado Realty LP	5.000%	1/15/22	700	779
Washington REIT	4.950%	10/1/20	425	465
Washington REIT	3.950%	10/15/22	1,050	1,061
Weingarten Realty Investors	3.375%	10/15/22	650	638
				1,144,816
Industrial (57.4%)
Basic Industry (6.9%)
Agrium Inc.	6.750%	1/15/19	1,450	1,784
Agrium Inc.	3.150%	10/1/22	2,325	2,242
Air Products & Chemicals Inc.	4.375%	8/21/19	500	574
Air Products & Chemicals Inc.	3.000%	11/3/21	1,925	2,002
Air Products & Chemicals Inc.	2.750%	2/3/23	1,300	1,332
Airgas Inc.	2.900%	11/15/22	800	788
Albemarle Corp.	4.500%	12/15/20	925	1,016
Alcoa Inc.	6.500%	6/15/18	865	979
Alcoa Inc.	6.750%	7/15/18	3,250	3,746
Alcoa Inc.	5.720%	2/23/19	2,400	2,623
Alcoa Inc.	6.150%	8/15/20	1,625	1,800
Alcoa Inc.	5.400%	4/15/21	5,375	5,673
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,451
Allegheny Technologies Inc.	5.950%	1/15/21	265	296
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,200	2,332
AngloGold Ashanti Holdings plc	5.125%	8/1/22	2,000	2,020

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barrick Gold Corp.	6.950%	4/1/19	725	899
	Barrick Gold Corp.	3.850%	4/1/22	4,525	4,681
	Barrick North America Finance LLC	6.800%	9/15/18	3,825	4,724
	Barrick North America Finance LLC	4.400%	5/30/21	5,200	5,584
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	3,175	4,058
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,150	4,424
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,700	4,826
	Cabot Corp.	3.700%	7/15/22	650	653
	Carpenter Technology Corp.	5.200%	7/15/21	200	216
	Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,532
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,575	3,074
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	369
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,175	1,223
	CF Industries Inc.	6.875%	5/1/18	1,375	1,667
	CF Industries Inc.	7.125%	5/1/20	4,165	5,191
	Cliffs Natural Resources Inc.	5.900%	3/15/20	1,100	1,207
	Cliffs Natural Resources Inc.	4.800%	10/1/20	1,600	1,641
	Cliffs Natural Resources Inc.	4.875%	4/1/21	2,150	2,208
	Dow Chemical Co.	5.700%	5/15/18	5,040	5,969
	Dow Chemical Co.	8.550%	5/15/19	3,525	4,758
	Dow Chemical Co.	4.250%	11/15/20	5,700	6,250
	Dow Chemical Co.	4.125%	11/15/21	2,669	2,877
	Dow Chemical Co.	3.000%	11/15/22	5,300	5,176
	Eastman Chemical Co.	5.500%	11/15/19	1,525	1,787
	Eastman Chemical Co.	4.500%	1/15/21	550	608
	Eastman Chemical Co.	3.600%	8/15/22	3,500	3,641
	Ecolab Inc.	4.350%	12/8/21	4,900	5,436
	EI du Pont de Nemours & Co.	6.000%	7/15/18	4,575	5,645
	EI du Pont de Nemours & Co.	4.625%	1/15/20	2,575	3,004
	EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,634
	EI du Pont de Nemours & Co.	4.250%	4/1/21	2,000	2,280
	EI du Pont de Nemours & Co.	2.800%	2/15/23	4,400	4,440
	FMC Corp.	3.950%	2/1/22	750	789
1	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	2,550	2,549
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	5,675	5,627
1	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	3,000	2,998
	International Paper Co.	7.950%	6/15/18	5,450	7,024
	International Paper Co.	9.375%	5/15/19	2,225	3,052
	International Paper Co.	7.500%	8/15/21	4,301	5,607
	International Paper Co.	4.750%	2/15/22	2,075	2,326
	Kinross Gold Corp.	5.125%	9/1/21	850	886
	Lubrizol Corp.	8.875%	2/1/19	1,175	1,638
	Methanex Corp.	3.250%	12/15/19	1,025	1,044
	Monsanto Co.	5.125%	4/15/18	1,400	1,666
	Mosaic Co.	3.750%	11/15/21	1,325	1,393
1	NewMarket Corp.	4.100%	12/15/22	1,050	1,067
	Newmont Mining Corp.	5.125%	10/1/19	2,500	2,908
	Newmont Mining Corp.	3.500%	3/15/22	5,150	5,217
	Nucor Corp.	4.125%	9/15/22	2,280	2,524
	Packaging Corp. of America	3.900%	6/15/22	1,175	1,210
	Plum Creek Timberlands LP	4.700%	3/15/21	1,150	1,259
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,063
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,725	1,978
	PPG Industries Inc.	6.650%	3/15/18	1,400	1,733
	PPG Industries Inc.	3.600%	11/15/20	2,645	2,822

100

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Praxair Inc.	4.500%	8/15/19	300	349
Praxair Inc.	4.050%	3/15/21	2,925	3,270
Praxair Inc.	3.000%	9/1/21	2,500	2,602
Praxair Inc.	2.450%	2/15/22	1,025	1,024
Praxair Inc.	2.200%	8/15/22	1,700	1,658
Rayonier Inc.	3.750%	4/1/22	725	735
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,085	7,556
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	4,034	5,615
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,625	2,787
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,750	4,102
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,500	3,750
Rio Tinto Finance USA plc	3.500%	3/22/22	2,100	2,197
Rio Tinto Finance USA plc	2.875%	8/21/22	3,900	3,886
RPM International Inc.	6.125%	10/15/19	750	883
RPM International Inc.	3.450%	11/15/22	1,775	1,748
Sigma-Aldrich Corp.	3.375%	11/1/20	240	254
Southern Copper Corp.	5.375%	4/16/20	800	908
Southern Copper Corp.	3.500%	11/8/22	950	947
Syngenta Finance NV	3.125%	3/28/22	1,500	1,553
Teck Resources Ltd.	3.000%	3/1/19	2,300	2,374
Teck Resources Ltd.	4.500%	1/15/21	1,100	1,187
Teck Resources Ltd.	4.750%	1/15/22	2,425	2,636
Teck Resources Ltd.	3.750%	2/1/23	1,600	1,611
Vale Overseas Ltd.	5.625%	9/15/19	3,950	4,497
Vale Overseas Ltd.	4.625%	9/15/20	4,600	4,883
Vale Overseas Ltd.	4.375%	1/11/22	5,215	5,392
Valspar Corp.	7.250%	6/15/19	425	519
Valspar Corp.	4.200%	1/15/22	1,775	1,925
Westlake Chemical Corp.	3.600%	7/15/22	200	203

Capital Goods (6.1%)
3M Co.	2.000%	6/26/22	2,975	2,942
ABB Finance USA Inc.	2.875%	5/8/22	3,750	3,796
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	229
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,832
Boeing Capital Corp.	2.900%	8/15/18	300	322
Boeing Co.	6.000%	3/15/19	2,950	3,658
Boeing Co.	4.875%	2/15/20	4,075	4,815
Boeing Co.	8.750%	8/15/21	300	438
Carlisle Cos. Inc.	3.750%	11/15/22	1,625	1,613
Caterpillar Financial Services Corp.	5.450%	4/15/18	3,675	4,368
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,775	4,902
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,800	1,844
Caterpillar Inc.	7.900%	12/15/18	3,775	5,097
Caterpillar Inc.	3.900%	5/27/21	3,275	3,641
Caterpillar Inc.	2.600%	6/26/22	850	854
Cooper US Inc.	3.875%	12/15/20	1,400	1,509
CRH America Inc.	8.125%	7/15/18	3,475	4,313
CRH America Inc.	5.750%	1/15/21	700	781
Danaher Corp.	5.400%	3/1/19	2,350	2,822
Danaher Corp.	3.900%	6/23/21	1,375	1,536
Deere & Co.	4.375%	10/16/19	2,425	2,831
Deere & Co.	2.600%	6/8/22	2,550	2,570
Dover Corp.	4.300%	3/1/21	1,750	2,006
1 Eaton Corp.	2.750%	11/2/22	4,375	4,308

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Eaton Corp. plc	5.600%	5/15/18	1,000	1,185
	Eaton Corp. plc	6.950%	3/20/19	1,085	1,371
	Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,488
	Embraer SA	5.150%	6/15/22	925	1,016
	Emerson Electric Co.	4.875%	10/15/19	2,665	3,166
	Emerson Electric Co.	4.250%	11/15/20	1,075	1,238
	Emerson Electric Co.	2.625%	2/15/23	1,850	1,865
	Exelis Inc.	5.550%	10/1/21	1,200	1,273
	Flowserve Corp.	3.500%	9/15/22	2,550	2,566
	General Dynamics Corp.	3.875%	7/15/21	1,650	1,831
	General Dynamics Corp.	2.250%	11/15/22	2,800	2,674
	General Electric Co.	2.700%	10/9/22	8,825	8,808
	Harsco Corp.	5.750%	5/15/18	1,045	1,153
	Honeywell International Inc.	5.300%	3/1/18	2,500	2,987
	Honeywell International Inc.	5.000%	2/15/19	800	950
	Honeywell International Inc.	4.250%	3/1/21	4,692	5,411
	IDEX Corp.	4.200%	12/15/21	600	640
	Illinois Tool Works Inc.	6.250%	4/1/19	1,925	2,416
	Illinois Tool Works Inc.	3.375%	9/15/21	977	1,051
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	2,024	2,469
	John Deere Capital Corp.	5.350%	4/3/18	3,250	3,874
	John Deere Capital Corp.	5.750%	9/10/18	230	281
	John Deere Capital Corp.	2.250%	4/17/19	1,750	1,813
	John Deere Capital Corp.	1.700%	1/15/20	2,025	1,996
	John Deere Capital Corp.	3.900%	7/12/21	1,200	1,332
	John Deere Capital Corp.	3.150%	10/15/21	3,550	3,741
	John Deere Capital Corp.	2.750%	3/15/22	675	684
	John Deere Capital Corp.	2.800%	1/27/23	850	865
	Joy Global Inc.	5.125%	10/15/21	2,100	2,351
	Kennametal Inc.	2.650%	11/1/19	1,550	1,555
	Kennametal Inc.	3.875%	2/15/22	350	362
	L-3 Communications Corp.	5.200%	10/15/19	2,675	3,061
	L-3 Communications Corp.	4.750%	7/15/20	3,550	3,908
	L-3 Communications Corp.	4.950%	2/15/21	2,150	2,400
	Lockheed Martin Corp.	4.250%	11/15/19	3,925	4,428
	Lockheed Martin Corp.	3.350%	9/15/21	2,625	2,753
	Martin Marietta Materials Inc.	6.600%	4/15/18	1,000	1,138
	Mohawk Industries Inc.	3.850%	2/1/23	1,825	1,840
	Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,480
	Northrop Grumman Corp.	3.500%	3/15/21	1,100	1,174
	Owens Corning	9.000%	6/15/19	358	453
	Owens Corning	4.200%	12/15/22	1,775	1,819
	Parker Hannifin Corp.	5.500%	5/15/18	425	508
	Parker Hannifin Corp.	3.500%	9/15/22	920	992
1	Pentair Finance SA	5.000%	5/15/21	2,220	2,505
1	Pentair Finance SA	3.150%	9/15/22	875	860
	Precision Castparts Corp.	2.500%	1/15/23	3,000	2,963
	Raytheon Co.	6.750%	3/15/18	250	310
	Raytheon Co.	4.400%	2/15/20	325	369
	Raytheon Co.	3.125%	10/15/20	4,125	4,355
	Raytheon Co.	2.500%	12/15/22	4,925	4,819
	Republic Services Inc.	3.800%	5/15/18	2,975	3,286
	Republic Services Inc.	5.500%	9/15/19	1,425	1,700
	Republic Services Inc.	5.000%	3/1/20	3,475	4,013
	Republic Services Inc.	5.250%	11/15/21	1,825	2,129

102

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic Services Inc.	3.550%	6/1/22	3,425	3,569
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,432
Roper Industries Inc.	6.250%	9/1/19	1,100	1,335
Roper Industries Inc.	3.125%	11/15/22	1,525	1,528
Snap-on Inc.	6.125%	9/1/21	1,410	1,739
Sonoco Products Co.	4.375%	11/1/21	775	843
Stanley Black & Decker Inc.	3.400%	12/1/21	2,300	2,429
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,516
Textron Inc.	7.250%	10/1/19	1,520	1,849
Tyco International Finance SA	8.500%	1/15/19	2,008	2,612
Tyco International Ltd. /
Tyco International Finance SA	6.875%	1/15/21	200	251
United Technologies Corp.	6.125%	2/1/19	2,525	3,161
United Technologies Corp.	4.500%	4/15/20	6,575	7,648
United Technologies Corp.	3.100%	6/1/22	9,275	9,697
Waste Management Inc.	6.100%	3/15/18	2,000	2,399
Waste Management Inc.	7.375%	3/11/19	750	952
Waste Management Inc.	4.750%	6/30/20	5,525	6,298
Waste Management Inc.	4.600%	3/1/21	450	507
Xylem Inc.	4.875%	10/1/21	1,850	2,087

Communication (8.2%)
America Movil SAB de CV	5.000%	10/16/19	1,100	1,273
America Movil SAB de CV	5.000%	3/30/20	7,675	8,762
America Movil SAB de CV	3.125%	7/16/22	4,975	4,962
American Tower Corp.	5.050%	9/1/20	2,275	2,538
American Tower Corp.	5.900%	11/1/21	1,450	1,712
American Tower Corp.	4.700%	3/15/22	2,450	2,665
AT&T Inc.	5.600%	5/15/18	4,150	4,960
AT&T Inc.	5.800%	2/15/19	4,225	5,099
AT&T Inc.	4.450%	5/15/21	4,250	4,805
AT&T Inc.	3.875%	8/15/21	6,875	7,463
AT&T Inc.	3.000%	2/15/22	3,825	3,899
AT&T Inc.	2.625%	12/1/22	3,500	3,397
CBS Corp.	4.625%	5/15/18	525	591
CBS Corp.	8.875%	5/15/19	1,000	1,345
CBS Corp.	5.750%	4/15/20	1,815	2,138
CBS Corp.	4.300%	2/15/21	1,700	1,840
CBS Corp.	3.375%	3/1/22	2,200	2,231
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	6,700	9,076
CenturyLink Inc.	6.450%	6/15/21	850	907
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	4,071	6,182
Comcast Corp.	5.700%	5/15/18	4,100	4,949
Comcast Corp.	5.700%	7/1/19	2,590	3,155
Comcast Corp.	5.150%	3/1/20	3,950	4,672
Comcast Corp.	3.125%	7/15/22	2,025	2,080
Comcast Corp.	2.850%	1/15/23	2,500	2,504
Deutsche Telekom International Finance BV	6.750%	8/20/18	1,300	1,608
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,750	4,605
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.875%	10/1/19	4,500	5,312
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.200%	3/15/20	3,965	4,457
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.600%	2/15/21	3,120	3,349

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DIRECTV Holdings LLC /
	DIRECTV Financing Co. Inc.	5.000%	3/1/21	3,550	3,884
	DIRECTV Holdings LLC /
	DIRECTV Financing Co. Inc.	3.800%	3/15/22	4,350	4,356
	Discovery Communications LLC	5.625%	8/15/19	160	191
	Discovery Communications LLC	5.050%	6/1/20	4,025	4,662
	Discovery Communications LLC	4.375%	6/15/21	1,850	2,038
	Discovery Communications LLC	3.300%	5/15/22	2,300	2,338
	France Telecom SA	5.375%	7/8/19	1,650	1,931
	France Telecom SA	4.125%	9/14/21	5,100	5,495
	Grupo Televisa SAB	6.000%	5/15/18	1,150	1,348
	GTE Corp.	6.840%	4/15/18	750	934
	GTE Corp.	8.750%	11/1/21	1,175	1,614
	Interpublic Group of Cos. Inc.	4.000%	3/15/22	500	508
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,931
	Moody’s Corp.	5.500%	9/1/20	2,275	2,467
	Moody’s Corp.	4.500%	9/1/22	3,400	3,420
	NBCUniversal Media LLC	5.150%	4/30/20	5,915	6,998
	NBCUniversal Media LLC	4.375%	4/1/21	5,990	6,763
	NBCUniversal Media LLC	2.875%	1/15/23	3,850	3,861
	News America Inc.	6.900%	3/1/19	3,725	4,680
	News America Inc.	5.650%	8/15/20	500	601
	News America Inc.	4.500%	2/15/21	3,850	4,342
	News America Inc.	3.000%	9/15/22	3,000	2,958
	Omnicom Group Inc.	6.250%	7/15/19	150	181
	Omnicom Group Inc.	4.450%	8/15/20	4,600	5,044
	Omnicom Group Inc.	3.625%	5/1/22	3,950	4,037
	Qwest Corp.	6.750%	12/1/21	2,730	3,158
1	Reed Elsevier Capital Inc.	3.125%	10/15/22	3,356	3,253
	Rogers Communications Inc.	6.800%	8/15/18	3,500	4,414
	Telecom Italia Capital SA	6.999%	6/4/18	2,375	2,688
	Telecom Italia Capital SA	7.175%	6/18/19	4,575	5,253
	Telefonica Emisiones SAU	5.877%	7/15/19	2,335	2,545
	Telefonica Emisiones SAU	5.134%	4/27/20	4,375	4,552
	Telefonica Emisiones SAU	5.462%	2/16/21	5,450	5,760
	Telefonos de Mexico SAB de CV	5.500%	11/15/19	500	589
	Thomson Reuters Corp.	6.500%	7/15/18	1,500	1,857
	Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,540
	Thomson Reuters Corp.	3.950%	9/30/21	1,200	1,281
	Time Warner Cable Inc.	6.750%	7/1/18	7,400	9,080
	Time Warner Cable Inc.	8.750%	2/14/19	3,000	3,968
	Time Warner Cable Inc.	8.250%	4/1/19	5,200	6,764
	Time Warner Cable Inc.	5.000%	2/1/20	5,225	5,920
	Time Warner Cable Inc.	4.125%	2/15/21	1,975	2,116
	Time Warner Cable Inc.	4.000%	9/1/21	3,616	3,829
	Verizon Communications Inc.	6.100%	4/15/18	4,100	4,993
	Verizon Communications Inc.	8.750%	11/1/18	4,479	6,099
	Verizon Communications Inc.	6.350%	4/1/19	5,150	6,372
	Verizon Communications Inc.	4.600%	4/1/21	1,950	2,213
	Verizon Communications Inc.	3.500%	11/1/21	6,700	7,040
	Verizon Communications Inc.	2.450%	11/1/22	5,025	4,821
	Virgin Media Secured Finance plc	5.250%	1/15/21	1,700	1,778
	Vodafone Group plc	4.625%	7/15/18	1,325	1,523
	Vodafone Group plc	5.450%	6/10/19	3,130	3,728
	Vodafone Group plc	4.375%	3/16/21	2,175	2,451

104

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vodafone Group plc	2.500%	9/26/22	2,500	2,414
Vodafone Group plc	2.950%	2/19/23	4,725	4,723
Washington Post Co.	7.250%	2/1/19	600	715
WPP Finance 2010	4.750%	11/21/21	775	834
WPP Finance 2010	3.625%	9/7/22	3,475	3,431

Consumer Cyclical (5.9%)
1 ADT Corp.	3.500%	7/15/22	2,675	2,622
Advance Auto Parts Inc.	5.750%	5/1/20	750	830
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,108
Amazon.com Inc.	2.500%	11/29/22	3,125	3,024
AutoZone Inc.	7.125%	8/1/18	800	1,008
AutoZone Inc.	4.000%	11/15/20	750	802
AutoZone Inc.	3.700%	4/15/22	1,000	1,041
AutoZone Inc.	2.875%	1/15/23	1,425	1,375
BorgWarner Inc.	4.625%	9/15/20	75	82
Costco Wholesale Corp.	1.700%	12/15/19	2,550	2,548
CVS Caremark Corp.	4.750%	5/18/20	3,025	3,488
CVS Caremark Corp.	4.125%	5/15/21	2,575	2,863
CVS Caremark Corp.	2.750%	12/1/22	2,775	2,751
Darden Restaurants Inc.	4.500%	10/15/21	1,225	1,282
Darden Restaurants Inc.	3.350%	11/1/22	1,775	1,689
eBay Inc.	3.250%	10/15/20	2,400	2,570
eBay Inc.	2.600%	7/15/22	1,850	1,840
Expedia Inc.	7.456%	8/15/18	2,825	3,369
Expedia Inc.	5.950%	8/15/20	2,650	2,957
Family Dollar Stores Inc.	5.000%	2/1/21	565	604
Ford Motor Credit Co. LLC	5.000%	5/15/18	7,875	8,693
Ford Motor Credit Co. LLC	8.125%	1/15/20	3,950	4,986
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,875	3,237
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,800	7,753
Ford Motor Credit Co. LLC	4.250%	9/20/22	3,425	3,524
Gap Inc.	5.950%	4/12/21	5,150	5,807
Historic TW Inc.	6.875%	6/15/18	2,314	2,894
Historic TW Inc.	9.150%	2/1/23	1,795	2,588
Home Depot Inc.	3.950%	9/15/20	1,000	1,130
Home Depot Inc.	4.400%	4/1/21	4,425	5,119
Host Hotels & Resorts LP	6.000%	10/1/21	1,000	1,160
Host Hotels & Resorts LP	5.250%	3/15/22	1,000	1,110
Hyatt Hotels Corp.	5.375%	8/15/21	150	166
International Game Technology	7.500%	6/15/19	1,825	2,179
International Game Technology	5.500%	6/15/20	550	592
Johnson Controls Inc.	5.000%	3/30/20	725	823
Johnson Controls Inc.	4.250%	3/1/21	2,850	3,122
Johnson Controls Inc.	3.750%	12/1/21	2,175	2,311
Kohl’s Corp.	4.000%	11/1/21	1,900	1,930
Lowe’s Cos. Inc.	4.625%	4/15/20	1,775	2,049
Lowe’s Cos. Inc.	3.750%	4/15/21	750	818
Lowe’s Cos. Inc.	3.800%	11/15/21	3,249	3,566
Lowe’s Cos. Inc.	3.120%	4/15/22	1,000	1,038
Macy’s Retail Holdings Inc.	3.875%	1/15/22	3,400	3,556
Macy’s Retail Holdings Inc.	2.875%	2/15/23	1,025	986
Marriott International Inc.	3.000%	3/1/19	1,450	1,525
Marriott International Inc.	3.250%	9/15/22	400	398
McDonald’s Corp.	5.350%	3/1/18	3,775	4,529

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	McDonald’s Corp.	5.000%	2/1/19	645	764
	McDonald’s Corp.	3.500%	7/15/20	1,500	1,650
	McDonald’s Corp.	3.625%	5/20/21	750	830
	McDonald’s Corp.	2.625%	1/15/22	3,250	3,302
	Nordstrom Inc.	4.750%	5/1/20	600	695
	Nordstrom Inc.	4.000%	10/15/21	2,125	2,353
	NVR Inc.	3.950%	9/15/22	1,175	1,209
	O’Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,366
	O’Reilly Automotive Inc.	4.625%	9/15/21	375	411
	O’Reilly Automotive Inc.	3.800%	9/1/22	700	728
	QVC Inc.	5.125%	7/2/22	1,825	1,905
	Staples Inc.	4.375%	1/12/23	1,425	1,431
	Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,150	1,391
	Target Corp.	3.875%	7/15/20	500	560
	Target Corp.	2.900%	1/15/22	4,900	5,074
	Time Warner Inc.	4.875%	3/15/20	5,474	6,280
	Time Warner Inc.	4.700%	1/15/21	2,175	2,445
	Time Warner Inc.	4.750%	3/29/21	2,125	2,392
	Time Warner Inc.	4.000%	1/15/22	1,125	1,209
	Time Warner Inc.	3.400%	6/15/22	1,200	1,230
	TJX Cos. Inc.	6.950%	4/15/19	1,525	1,948
	Toyota Motor Credit Corp.	4.500%	6/17/20	1,625	1,870
	Toyota Motor Credit Corp.	4.250%	1/11/21	1,625	1,852
	Toyota Motor Credit Corp.	3.400%	9/15/21	3,125	3,344
	Toyota Motor Credit Corp.	3.300%	1/12/22	2,575	2,710
	Toyota Motor Credit Corp.	2.625%	1/10/23	3,550	3,490
	VF Corp.	3.500%	9/1/21	2,600	2,779
	Viacom Inc.	5.625%	9/15/19	2,000	2,383
	Viacom Inc.	4.500%	3/1/21	2,305	2,587
	Viacom Inc.	3.875%	12/15/21	2,800	3,019
	Wal-Mart Stores Inc.	4.125%	2/1/19	2,190	2,499
	Wal-Mart Stores Inc.	3.625%	7/8/20	4,750	5,239
	Wal-Mart Stores Inc.	3.250%	10/25/20	4,715	5,073
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,400	2,757
	Walgreen Co.	5.250%	1/15/19	4,883	5,730
	Walgreen Co.	3.100%	9/15/22	2,000	2,002
	Walt Disney Co.	3.750%	6/1/21	4,275	4,709
	Walt Disney Co.	2.750%	8/16/21	975	1,001
	Walt Disney Co.	2.550%	2/15/22	800	804
	Walt Disney Co.	2.350%	12/1/22	2,850	2,790
	Western Union Co.	3.650%	8/22/18	650	671
	Western Union Co.	5.253%	4/1/20	1,175	1,262
	Wyndham Worldwide Corp.	5.750%	2/1/18	2,000	2,349
	Wyndham Worldwide Corp.	4.250%	3/1/22	875	915
	Wyndham Worldwide Corp.	3.900%	3/1/23	3,250	3,263
	Yum! Brands Inc.	6.250%	3/15/18	2,050	2,459
	Yum! Brands Inc.	5.300%	9/15/19	900	1,050
	Yum! Brands Inc.	3.875%	11/1/20	1,850	1,967

	Consumer Noncyclical (14.9%)
	Abbott Laboratories	5.125%	4/1/19	3,735	4,468
	Abbott Laboratories	4.125%	5/27/20	2,660	3,026
1	AbbVie Inc.	2.000%	11/6/18	2,000	2,021
1	AbbVie Inc.	2.900%	11/6/22	11,150	11,155
	Actavis Inc.	6.125%	8/15/19	375	456

106

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Actavis Inc.	3.250%	10/1/22	5,725	5,789
Allergan Inc.	3.375%	9/15/20	1,125	1,211
Altria Group Inc.	9.700%	11/10/18	6,441	8,986
Altria Group Inc.	9.250%	8/6/19	3,193	4,457
Altria Group Inc.	4.750%	5/5/21	4,374	4,913
Altria Group Inc.	2.850%	8/9/22	5,725	5,616
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	2,003
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,072
Amgen Inc.	5.700%	2/1/19	2,920	3,494
Amgen Inc.	4.500%	3/15/20	1,000	1,131
Amgen Inc.	3.450%	10/1/20	3,875	4,151
Amgen Inc.	4.100%	6/15/21	5,450	6,002
Amgen Inc.	3.875%	11/15/21	5,800	6,323
Amgen Inc.	3.625%	5/15/22	1,100	1,173
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,250	4,206
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,215	10,852
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,670	4,780
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,250	8,762
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,125	2,514
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,231
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	10,450	10,232
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	598
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,329
AstraZeneca plc	1.950%	9/18/19	5,275	5,364
Avon Products Inc.	5.750%	3/1/18	500	543
Avon Products Inc.	6.500%	3/1/19	1,800	2,017
Baxter International Inc.	4.500%	8/15/19	1,450	1,678
Baxter International Inc.	4.250%	3/15/20	2,975	3,375
Baxter International Inc.	2.400%	8/15/22	1,125	1,103
Beam Inc.	3.250%	5/15/22	475	490
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,416
Becton Dickinson & Co.	3.125%	11/8/21	3,250	3,404
Biogen Idec Inc.	6.875%	3/1/18	1,625	1,995
Boston Scientific Corp.	6.000%	1/15/20	3,250	3,795
Bottling Group LLC	5.125%	1/15/19	2,815	3,337
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,155	1,385
Bristol-Myers Squibb Co.	2.000%	8/1/22	2,600	2,478
Brown-Forman Corp.	2.250%	1/15/23	500	488
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,885
Campbell Soup Co.	4.500%	2/15/19	700	801
Campbell Soup Co.	4.250%	4/15/21	825	918
Campbell Soup Co.	2.500%	8/2/22	1,575	1,500
Cardinal Health Inc.	1.700%	3/15/18	1,400	1,408
Cardinal Health Inc.	4.625%	12/15/20	825	937
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,220
Cardinal Health Inc.	3.200%	3/15/23	850	863
CareFusion Corp.	6.375%	8/1/19	1,950	2,345
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,814
Celgene Corp.	3.950%	10/15/20	2,440	2,635
Celgene Corp.	3.250%	8/15/22	2,525	2,542
Church & Dwight Co. Inc.	2.875%	10/1/22	900	900
Clorox Co.	3.800%	11/15/21	1,358	1,461
Clorox Co.	3.050%	9/15/22	1,700	1,722
Coca-Cola Co.	1.650%	3/14/18	1,875	1,916
Coca-Cola Co.	1.150%	4/1/18	2,725	2,719

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Co.	4.875%	3/15/19	1,350	1,603
Coca-Cola Co.	3.150%	11/15/20	4,975	5,379
Coca-Cola Co.	3.300%	9/1/21	3,500	3,778
Coca-Cola Co.	2.500%	4/1/23	1,725	1,718
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,101
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	440
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	975	1,085
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,412
Colgate-Palmolive Co.	2.450%	11/15/21	1,575	1,612
Colgate-Palmolive Co.	2.300%	5/3/22	1,300	1,298
Colgate-Palmolive Co.	1.950%	2/1/23	900	863
ConAgra Foods Inc.	7.000%	4/15/19	2,225	2,788
ConAgra Foods Inc.	3.250%	9/15/22	725	732
ConAgra Foods Inc.	3.200%	1/25/23	5,450	5,429
Covidien International Finance SA	4.200%	6/15/20	825	929
Covidien International Finance SA	3.200%	6/15/22	2,275	2,378
CR Bard Inc.	4.400%	1/15/21	1,345	1,513
Delhaize Group SA	4.125%	4/10/19	400	424
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,198
Diageo Capital plc	4.828%	7/15/20	2,010	2,356
Diageo Investment Corp.	2.875%	5/11/22	4,050	4,102
Dignity Health California GO	3.125%	11/1/22	700	694
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	2,170	2,725
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	175	182
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,159
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,530
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	675	672
Energizer Holdings Inc.	4.700%	5/19/21	525	561
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,335
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,025	1,000
Express Scripts Holding Co.	7.250%	6/15/19	1,775	2,274
Express Scripts Holding Co.	4.750%	11/15/21	1,425	1,613
Express Scripts Holding Co.	3.900%	2/15/22	2,375	2,531
Flowers Foods Inc.	4.375%	4/1/22	350	355
General Mills Inc.	5.650%	2/15/19	2,265	2,739
General Mills Inc.	3.150%	12/15/21	5,650	5,904
Gilead Sciences Inc.	4.500%	4/1/21	3,625	4,100
Gilead Sciences Inc.	4.400%	12/1/21	2,600	2,922
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	8,975	10,897
GlaxoSmithKline Capital plc	2.850%	5/8/22	6,400	6,523
Hershey Co.	4.125%	12/1/20	225	255
Hillshire Brands Co.	4.100%	9/15/20	54	57
HJ Heinz Co.	2.850%	3/1/22	2,275	2,290
Hormel Foods Corp.	4.125%	4/15/21	100	112
Ingredion Inc.	4.625%	11/1/20	375	415
JM Smucker Co.	3.500%	10/15/21	1,900	1,997
Johnson & Johnson	5.150%	7/15/18	3,825	4,581
Johnson & Johnson	3.550%	5/15/21	850	941
Kaiser Foundation Hospitals	3.500%	4/1/22	675	706
Kellogg Co.	3.250%	5/21/18	5,150	5,589
Kellogg Co.	4.150%	11/15/19	75	84
Kellogg Co.	4.000%	12/15/20	1,800	2,003
Kellogg Co.	3.125%	5/17/22	1,450	1,495
Kimberly-Clark Corp.	7.500%	11/1/18	3,015	3,986
Kimberly-Clark Corp.	3.625%	8/1/20	100	110

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,204
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,925	3,509
Koninklijke Philips Electronics NV	3.750%	3/15/22	3,875	4,181
Kraft Foods Group Inc.	6.125%	8/23/18	4,249	5,197
Kraft Foods Group Inc.	5.375%	2/10/20	1,994	2,381
Kraft Foods Group Inc.	3.500%	6/6/22	7,850	8,207
Kroger Co.	6.800%	12/15/18	425	527
Kroger Co.	6.150%	1/15/20	3,815	4,596
Kroger Co.	3.400%	4/15/22	1,668	1,712
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,650	1,803
Laboratory Corp. of America Holdings	3.750%	8/23/22	3,150	3,222
Life Technologies Corp.	6.000%	3/1/20	1,700	1,910
Life Technologies Corp.	5.000%	1/15/21	1,233	1,311
Lorillard Tobacco Co.	8.125%	6/23/19	3,150	4,030
Lorillard Tobacco Co.	6.875%	5/1/20	2,250	2,738
McCormick & Co. Inc.	3.900%	7/15/21	275	300
McKesson Corp.	4.750%	3/1/21	3,700	4,278
McKesson Corp.	2.700%	12/15/22	525	522
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,850	2,112
Medco Health Solutions Inc.	7.125%	3/15/18	5,950	7,392
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,651
Medtronic Inc.	5.600%	3/15/19	2,100	2,552
Medtronic Inc.	4.450%	3/15/20	5,800	6,664
Medtronic Inc.	3.125%	3/15/22	200	211
Merck & Co. Inc.	3.875%	1/15/21	6,550	7,311
Merck & Co. Inc.	2.400%	9/15/22	1,950	1,925
Merck Sharp & Dohme Corp.	5.000%	6/30/19	2,625	3,135
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,429
Mondelez International Inc.	6.125%	8/23/18	3,900	4,756
Mondelez International Inc.	5.375%	2/10/20	8,051	9,603
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,498
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,181
Novartis Capital Corp.	4.400%	4/24/20	7,975	9,223
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,966
Novartis Securities Investment Ltd.	5.125%	2/10/19	5,875	7,026
PepsiCo Inc.	5.000%	6/1/18	2,375	2,800
PepsiCo Inc.	7.900%	11/1/18	6,594	8,785
PepsiCo Inc.	4.500%	1/15/20	3,900	4,499
PepsiCo Inc.	3.125%	11/1/20	895	951
PepsiCo Inc.	3.000%	8/25/21	1,600	1,671
PepsiCo Inc.	2.750%	3/5/22	4,815	4,875
PerkinElmer Inc.	5.000%	11/15/21	825	904
Pfizer Inc.	6.200%	3/15/19	12,575	15,828
Pharmacia Corp.	6.500%	12/1/18	290	368
Philip Morris International Inc.	5.650%	5/16/18	6,500	7,845
Philip Morris International Inc.	4.500%	3/26/20	4,175	4,805
Philip Morris International Inc.	4.125%	5/17/21	2,320	2,601
Philip Morris International Inc.	2.900%	11/15/21	2,150	2,213
Philip Morris International Inc.	2.500%	8/22/22	1,625	1,602
Philip Morris International Inc.	2.625%	3/6/23	200	197
Procter & Gamble Co.	4.700%	2/15/19	5,335	6,309
Procter & Gamble Co.	2.300%	2/6/22	4,824	4,845
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,388
Reynolds American Inc.	7.750%	6/1/18	500	636
Reynolds American Inc.	3.250%	11/1/22	3,150	3,126

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Safeway Inc.	5.000%	8/15/19	1,500	1,637
	Safeway Inc.	3.950%	8/15/20	1,800	1,825
	Safeway Inc.	4.750%	12/1/21	800	831
	Sanofi	4.000%	3/29/21	7,525	8,400
	St. Jude Medical Inc.	4.875%	7/15/19	1,500	1,714
	Stryker Corp.	4.375%	1/15/20	1,500	1,708
	Sysco Corp.	5.375%	3/17/19	150	180
	Sysco Corp.	2.600%	6/12/22	2,050	2,044
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,752
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,375	3,366
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,775	2,948
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,805	2,820
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,106
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	3,125	3,432
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,125	5,329
	Tupperware Brands Corp.	4.750%	6/1/21	1,300	1,369
	Tyson Foods Inc.	4.500%	6/15/22	3,825	4,150
	Unilever Capital Corp.	4.800%	2/15/19	2,225	2,636
	Unilever Capital Corp.	4.250%	2/10/21	3,625	4,148
	UST LLC	5.750%	3/1/18	2,200	2,593
	Whirlpool Corp.	4.850%	6/15/21	1,350	1,487
	Zimmer Holdings Inc.	4.625%	11/30/19	175	199
	Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,852
1	Zoetis Inc.	3.250%	2/1/23	4,125	4,176

	Energy (8.1%)
	Anadarko Petroleum Corp.	8.700%	3/15/19	3,950	5,306
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	63
	Apache Corp.	6.900%	9/15/18	875	1,104
	Apache Corp.	3.625%	2/1/21	1,500	1,618
	Apache Corp.	3.250%	4/15/22	3,175	3,283
	Apache Corp.	2.625%	1/15/23	4,025	3,896
	Baker Hughes Inc.	7.500%	11/15/18	2,300	3,031
	Baker Hughes Inc.	3.200%	8/15/21	2,200	2,335
	BJ Services Co.	6.000%	6/1/18	850	1,035
	BP Capital Markets plc	4.750%	3/10/19	3,375	3,912
	BP Capital Markets plc	4.500%	10/1/20	3,765	4,281
	BP Capital Markets plc	4.742%	3/11/21	5,050	5,838
	BP Capital Markets plc	3.561%	11/1/21	2,336	2,475
	BP Capital Markets plc	3.245%	5/6/22	7,575	7,795
	BP Capital Markets plc	2.500%	11/6/22	3,275	3,173
	Cameron International Corp.	6.375%	7/15/18	1,550	1,885
	Cameron International Corp.	4.500%	6/1/21	350	390
	Cameron International Corp.	3.600%	4/30/22	1,150	1,201
	Canadian Natural Resources Ltd.	3.450%	11/15/21	3,000	3,179
	Cenovus Energy Inc.	5.700%	10/15/19	2,825	3,465
	Cenovus Energy Inc.	3.000%	8/15/22	2,500	2,501
	Chevron Corp.	4.950%	3/3/19	3,275	3,911
	Chevron Corp.	2.355%	12/5/22	6,050	5,999
	ConocoPhillips	5.200%	5/15/18	325	385
	ConocoPhillips	5.750%	2/1/19	9,475	11,595
	ConocoPhillips	6.000%	1/15/20	1,955	2,458
	ConocoPhillips Co.	2.400%	12/15/22	3,400	3,332
	Devon Energy Corp.	6.300%	1/15/19	3,550	4,338
	Devon Energy Corp.	4.000%	7/15/21	2,425	2,580

110

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Devon Energy Corp.	3.250%	5/15/22	1,350	1,351
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,250	1,538
Encana Corp.	6.500%	5/15/19	1,300	1,593
Encana Corp.	3.900%	11/15/21	1,875	1,973
Energen Corp.	4.625%	9/1/21	1,075	1,106
Ensco plc	4.700%	3/15/21	3,975	4,450
EOG Resources Inc.	5.625%	6/1/19	3,125	3,808
EOG Resources Inc.	4.400%	6/1/20	2,000	2,314
EOG Resources Inc.	4.100%	2/1/21	3,190	3,592
EQT Corp.	6.500%	4/1/18	2,500	2,920
EQT Corp.	8.125%	6/1/19	1,075	1,338
EQT Corp.	4.875%	11/15/21	1,175	1,253
FMC Technologies Inc.	3.450%	10/1/22	1,275	1,292
Halliburton Co.	5.900%	9/15/18	2,100	2,576
Halliburton Co.	6.150%	9/15/19	1,750	2,205
Halliburton Co.	3.250%	11/15/21	1,350	1,436
Hess Corp.	8.125%	2/15/19	3,675	4,718
Husky Energy Inc.	7.250%	12/15/19	2,350	3,030
Husky Energy Inc.	3.950%	4/15/22	1,625	1,735
Marathon Oil Corp.	5.900%	3/15/18	2,400	2,872
Marathon Oil Corp.	2.800%	11/1/22	3,300	3,198
Marathon Petroleum Corp.	5.125%	3/1/21	1,600	1,866
Murphy Oil Corp.	3.700%	12/1/22	3,100	2,998
Nabors Industries Inc.	9.250%	1/15/19	6,125	7,769
Nabors Industries Inc.	5.000%	9/15/20	650	689
Nabors Industries Inc.	4.625%	9/15/21	1,650	1,708
1 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,397
National Oilwell Varco Inc.	2.600%	12/1/22	4,200	4,199
Nexen Inc.	6.200%	7/30/19	1,030	1,273
Noble Energy Inc.	8.250%	3/1/19	1,902	2,491
Noble Energy Inc.	4.150%	12/15/21	4,750	5,210
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,916
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,542
Occidental Petroleum Corp.	4.100%	2/1/21	4,300	4,896
Occidental Petroleum Corp.	3.125%	2/15/22	1,350	1,425
Occidental Petroleum Corp.	2.700%	2/15/23	4,870	4,903
Petro-Canada	6.050%	5/15/18	1,725	2,093
Petrohawk Energy Corp.	7.250%	8/15/18	3,500	3,907
Petrohawk Energy Corp.	6.250%	6/1/19	2,750	3,121
Phillips 66	4.300%	4/1/22	5,850	6,439
Pioneer Natural Resources Co.	6.875%	5/1/18	2,250	2,738
Pioneer Natural Resources Co.	3.950%	7/15/22	2,975	3,100
Pride International Inc.	8.500%	6/15/19	1,850	2,460
Pride International Inc.	6.875%	8/15/20	3,250	4,084
Rowan Cos. Inc.	7.875%	8/1/19	1,500	1,891
Rowan Cos. Inc.	4.875%	6/1/22	1,600	1,752
Sasol Financing International plc	4.500%	11/14/22	2,800	2,808
Shell International Finance BV	4.300%	9/22/19	5,925	6,858
Shell International Finance BV	4.375%	3/25/20	1,725	1,999
Shell International Finance BV	2.375%	8/21/22	3,900	3,850
Shell International Finance BV	2.250%	1/6/23	4,925	4,791
Southwestern Energy Co.	4.100%	3/15/22	2,775	2,922
Suncor Energy Inc.	6.100%	6/1/18	5,325	6,462
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,247
Talisman Energy Inc.	3.750%	2/1/21	1,860	1,934

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital International SA	2.875%	2/17/22	1,600	1,655
	Total Capital International SA	2.700%	1/25/23	4,100	4,116
	Total Capital SA	4.450%	6/24/20	4,250	4,934
	Total Capital SA	4.125%	1/28/21	2,900	3,281
	Transocean Inc.	6.000%	3/15/18	3,200	3,667
	Transocean Inc.	6.500%	11/15/20	3,890	4,533
	Transocean Inc.	6.375%	12/15/21	3,000	3,534
	Transocean Inc.	3.800%	10/15/22	3,600	3,599
	Valero Energy Corp.	9.375%	3/15/19	1,450	1,990
	Valero Energy Corp.	6.125%	2/1/20	4,600	5,576
	Weatherford International Ltd.	6.000%	3/15/18	1,728	1,973
	Weatherford International Ltd.	9.625%	3/1/19	3,200	4,197
	Weatherford International Ltd.	5.125%	9/15/20	4,275	4,613
	Weatherford International Ltd.	4.500%	4/15/22	1,600	1,649
	XTO Energy Inc.	5.500%	6/15/18	800	977
	XTO Energy Inc.	6.500%	12/15/18	1,200	1,562

	Other Industrial (0.1%)
	Cintas Corp. No 2	3.250%	6/1/22	600	611
	Fluor Corp.	3.375%	9/15/21	830	875
1	URS Corp.	5.000%	4/1/22	1,800	1,894
	Valmont Industries Inc.	6.625%	4/20/20	1,000	1,186

	Technology (5.0%)
	Adobe Systems Inc.	4.750%	2/1/20	1,625	1,817
	Agilent Technologies Inc.	5.000%	7/15/20	1,525	1,731
	Agilent Technologies Inc.	3.200%	10/1/22	2,000	1,998
	Amphenol Corp.	4.000%	2/1/22	650	683
	Applied Materials Inc.	4.300%	6/15/21	2,150	2,400
	Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,690
	Arrow Electronics Inc.	5.125%	3/1/21	300	322
	Autodesk Inc.	3.600%	12/15/22	850	857
	Avnet Inc.	5.875%	6/15/20	1,300	1,428
	Avnet Inc.	4.875%	12/1/22	1,050	1,080
	Baidu Inc.	3.500%	11/28/22	4,050	4,039
	BMC Software Inc.	7.250%	6/1/18	750	889
	BMC Software Inc.	4.250%	2/15/22	1,950	1,970
	BMC Software Inc.	4.500%	12/1/22	350	357
	Broadcom Corp.	2.700%	11/1/18	1,375	1,459
1	Broadcom Corp.	2.500%	8/15/22	2,050	2,014
	CA Inc.	5.375%	12/1/19	1,825	2,073
	Cisco Systems Inc.	4.950%	2/15/19	4,525	5,350
	Cisco Systems Inc.	4.450%	1/15/20	9,325	10,754
	Computer Sciences Corp.	6.500%	3/15/18	2,800	3,234
	Computer Sciences Corp.	4.450%	9/15/22	500	524
	Corning Inc.	4.250%	8/15/20	1,150	1,279
	Dell Inc.	5.650%	4/15/18	922	961
	Dell Inc.	5.875%	6/15/19	1,625	1,691
	Dell Inc.	4.625%	4/1/21	2,025	2,009
	Dun & Bradstreet Corp.	4.375%	12/1/22	850	863
	Equifax Inc.	3.300%	12/15/22	1,000	981
	Fiserv Inc.	4.625%	10/1/20	1,275	1,384
	Fiserv Inc.	3.500%	10/1/22	3,075	3,037
	Google Inc.	3.625%	5/19/21	3,270	3,622
	Harris Corp.	6.375%	6/15/19	650	773

112

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Harris Corp.	4.400%	12/15/20	2,275	2,502
Hewlett-Packard Co.	5.500%	3/1/18	2,825	3,144
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,289
Hewlett-Packard Co.	4.300%	6/1/21	3,645	3,649
Hewlett-Packard Co.	4.375%	9/15/21	3,675	3,691
Hewlett-Packard Co.	4.650%	12/9/21	5,549	5,675
Intel Corp.	3.300%	10/1/21	5,275	5,515
Intel Corp.	2.700%	12/15/22	4,775	4,713
International Business Machines Corp.	7.625%	10/15/18	6,529	8,652
International Business Machines Corp.	8.375%	11/1/19	1,289	1,810
International Business Machines Corp.	2.900%	11/1/21	3,450	3,586
International Business Machines Corp.	1.875%	8/1/22	2,850	2,719
Jabil Circuit Inc.	8.250%	3/15/18	1,175	1,411
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,788
Jabil Circuit Inc.	4.700%	9/15/22	175	177
Juniper Networks Inc.	4.600%	3/15/21	590	633
KLA-Tencor Corp.	6.900%	5/1/18	1,750	2,100
Lexmark International Inc.	5.125%	3/15/20	2,175	2,180
Microsoft Corp.	4.200%	6/1/19	3,850	4,447
Microsoft Corp.	3.000%	10/1/20	3,000	3,207
Microsoft Corp.	4.000%	2/8/21	2,100	2,386
Microsoft Corp.	2.125%	11/15/22	1,075	1,047
Motorola Solutions Inc.	3.750%	5/15/22	2,400	2,429
Oracle Corp.	5.750%	4/15/18	9,624	11,639
Oracle Corp.	5.000%	7/8/19	6,650	7,915
Oracle Corp.	3.875%	7/15/20	1,900	2,130
Oracle Corp.	2.500%	10/15/22	5,350	5,276
Pitney Bowes Inc.	4.750%	5/15/18	1,750	1,793
Pitney Bowes Inc.	6.250%	3/15/19	849	936
SAIC Inc.	4.450%	12/1/20	1,300	1,393
Symantec Corp.	4.200%	9/15/20	1,950	2,068
Symantec Corp.	3.950%	6/15/22	600	614
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,775	2,872
Texas Instruments Inc.	1.650%	8/3/19	2,300	2,289
Tyco Electronics Group SA	3.500%	2/3/22	3,500	3,580
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,274
Xerox Corp.	6.350%	5/15/18	4,700	5,463
Xerox Corp.	5.625%	12/15/19	975	1,107
Xerox Corp.	4.500%	5/15/21	3,775	3,994

Transportation (2.2%)
2 American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	1,614	1,695
2 American Airlines 2011-1
Class A Pass Through Trust	5.250%	1/31/21	135	145
2 American Airlines 2011-2
Class A Pass Through Trust	8.625%	4/15/23	2,327	2,437
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	5,067
Burlington Northern Santa Fe LLC	4.700%	10/1/19	460	536
Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,900	2,015
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,325	2,380
Burlington Northern Santa Fe LLC	3.050%	9/1/22	1,750	1,783
Canadian National Railway Co.	5.550%	3/1/19	1,725	2,093
Canadian National Railway Co.	2.850%	12/15/21	2,305	2,397
Canadian National Railway Co.	2.250%	11/15/22	800	791
Canadian Pacific Railway Co.	6.500%	5/15/18	250	303

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Pacific Railway Co.	7.250%	5/15/19	1,780	2,279
Canadian Pacific Railway Ltd.	4.500%	1/15/22	700	777
2 Continental Airlines 2007-1
Class A Pass Through Trust	5.983%	4/19/22	2,460	2,783
2 Continental Airlines 2009-2
Class A Pass Through Trust	7.250%	5/10/21	1,140	1,328
2 Continental Airlines 2010-1
Class A Pass Through Trust	4.750%	1/12/21	554	607
CSX Corp.	7.375%	2/1/19	1,790	2,295
CSX Corp.	3.700%	10/30/20	3,100	3,350
CSX Corp.	4.250%	6/1/21	1,250	1,392
2 Delta Air Lines 2007-1
Class A Pass Through Trust	6.821%	2/10/24	1,503	1,703
2 Delta Air Lines 2009-1
Class A Pass Through Trust	7.750%	12/17/19	1,304	1,512
2 Delta Air Lines 2010-1
Class A Pass Through Trust	6.200%	1/2/20	402	458
2 Delta Air Lines 2010-2
Class A Pass Through Trust	4.950%	5/23/19	1,478	1,618
2 Delta Air Lines 2011-1
Class A Pass Through Trust	5.300%	10/15/20	584	647
2 Delta Air Lines 2012-1
Class A Pass Through Trust	4.750%	5/7/20	2,475	2,685
FedEx Corp.	8.000%	1/15/19	1,650	2,176
FedEx Corp.	2.625%	8/1/22	2,275	2,240
Norfolk Southern Corp.	5.750%	4/1/18	200	240
Norfolk Southern Corp.	5.900%	6/15/19	2,450	3,012
Norfolk Southern Corp.	3.250%	12/1/21	3,175	3,322
Norfolk Southern Corp.	3.000%	4/1/22	1,900	1,939
1 Norfolk Southern Corp.	2.903%	2/15/23	2,231	2,231
Ryder System Inc.	2.500%	3/1/18	1,750	1,796
Ryder System Inc.	2.350%	2/26/19	400	402
2 Southwest Airlines Co. 2007-1
Pass Through Trust	6.150%	2/1/24	67	79
Union Pacific Corp.	5.700%	8/15/18	1,250	1,514
Union Pacific Corp.	6.125%	2/15/20	1,525	1,905
Union Pacific Corp.	4.000%	2/1/21	2,375	2,668
Union Pacific Corp.	4.163%	7/15/22	2,162	2,435
United Parcel Service Inc.	5.125%	4/1/19	1,000	1,204
United Parcel Service Inc.	3.125%	1/15/21	7,275	7,757
United Parcel Service Inc.	2.450%	10/1/22	3,725	3,699
				2,192,306
Utilities (10.4%)
Electric (6.1%)
Ameren Illinois Co.	2.700%	9/1/22	900	901
American Electric Power Co. Inc.	2.950%	12/15/22	500	499
Appalachian Power Co.	7.950%	1/15/20	1,625	2,186
Appalachian Power Co.	4.600%	3/30/21	2,175	2,476
Arizona Public Service Co.	8.750%	3/1/19	1,500	2,034
Atlantic City Electric Co.	7.750%	11/15/18	1,000	1,331
Avista Corp.	5.950%	6/1/18	1,450	1,743
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,975	2,112
Carolina Power & Light Co.	5.300%	1/15/19	2,825	3,393
Carolina Power & Light Co.	3.000%	9/15/21	300	316
Carolina Power & Light Co.	2.800%	5/15/22	1,600	1,639

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,375	1,348
CenterPoint Energy Inc.	6.500%	5/1/18	600	732
Commonwealth Edison Co.	5.800%	3/15/18	3,255	3,933
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,484
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,077
Connecticut Light & Power Co.	2.500%	1/15/23	4,525	4,504
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	1,300	1,581
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,600	2,084
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,530
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,725	1,992
Constellation Energy Group Inc.	5.150%	12/1/20	1,900	2,157
Consumers Energy Co.	6.700%	9/15/19	3,275	4,230
Consumers Energy Co.	5.650%	4/15/20	1,075	1,318
Consumers Energy Co.	2.850%	5/15/22	1,600	1,648
Dominion Resources Inc.	6.400%	6/15/18	1,075	1,329
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,702
Dominion Resources Inc.	5.200%	8/15/19	3,325	3,966
Dominion Resources Inc.	4.450%	3/15/21	2,875	3,289
DTE Electric Co.	5.600%	6/15/18	850	1,022
DTE Electric Co.	3.900%	6/1/21	475	532
DTE Electric Co.	2.650%	6/15/22	1,800	1,825
Duke Energy Carolinas LLC	5.100%	4/15/18	500	595
Duke Energy Carolinas LLC	7.000%	11/15/18	2,260	2,934
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,580
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,869
Duke Energy Corp.	6.250%	6/15/18	695	847
Duke Energy Corp.	5.050%	9/15/19	2,395	2,817
Duke Energy Corp.	3.550%	9/15/21	1,000	1,057
Duke Energy Corp.	3.050%	8/15/22	925	940
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,883
Duke Energy Ohio Inc.	5.450%	4/1/19	680	820
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,278
Entergy Corp.	5.125%	9/15/20	300	326
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,250	1,474
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	354
Entergy Louisiana LLC	6.500%	9/1/18	450	550
Entergy Texas Inc.	7.125%	2/1/19	3,450	4,279
Exelon Generation Co. LLC	5.200%	10/1/19	800	905
Exelon Generation Co. LLC	4.000%	10/1/20	4,150	4,385
FirstEnergy Corp.	2.750%	3/15/18	1,800	1,800
FirstEnergy Solutions Corp.	6.050%	8/15/21	4,675	5,565
Florida Power Corp.	5.650%	6/15/18	2,050	2,471
Florida Power Corp.	3.100%	8/15/21	725	763
Georgia Power Co.	4.250%	12/1/19	1,905	2,187
Georgia Power Co.	2.850%	5/15/22	2,400	2,470
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,321
Kansas City Power & Light Co.	7.150%	4/1/19	1,950	2,509
Kentucky Utilities Co.	3.250%	11/1/20	925	1,002
LG&E & KU Energy LLC	3.750%	11/15/20	195	207
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,506
Metropolitan Edison Co.	7.700%	1/15/19	592	767
MidAmerican Energy Co.	5.300%	3/15/18	500	596
MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,325	6,422
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,600	5,303
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	3,225	3,363

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nevada Power Co.	6.500%	5/15/18	1,325	1,651
Nevada Power Co.	6.500%	8/1/18	685	856
Nevada Power Co.	7.125%	3/15/19	2,825	3,655
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,550	1,841
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,411
Northern States Power Co.	5.250%	3/1/18	1,350	1,619
Northern States Power Co.	2.150%	8/15/22	175	170
NSTAR Electric Co.	2.375%	10/15/22	1,200	1,180
NSTAR LLC	4.500%	11/15/19	744	861
Ohio Power Co.	6.050%	5/1/18	300	361
Ohio Power Co.	5.375%	10/1/21	2,200	2,619
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,950	2,419
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,500	3,217
Pacific Gas & Electric Co.	8.250%	10/15/18	2,650	3,586
Pacific Gas & Electric Co.	3.500%	10/1/20	3,700	4,009
Pacific Gas & Electric Co.	4.250%	5/15/21	825	934
Pacific Gas & Electric Co.	3.250%	9/15/21	500	530
Pacific Gas & Electric Co.	2.450%	8/15/22	600	591
PacifiCorp	3.850%	6/15/21	1,900	2,120
PacifiCorp	2.950%	2/1/22	1,870	1,941
Peco Energy Co.	5.350%	3/1/18	2,000	2,396
Peco Energy Co.	2.375%	9/15/22	450	449
Pennsylvania Electric Co.	5.200%	4/1/20	350	403
PPL Electric Utilities Corp.	3.000%	9/15/21	5,150	5,398
PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,429
PPL Energy Supply LLC	4.600%	12/15/21	1,525	1,609
Progress Energy Inc.	7.050%	3/15/19	2,200	2,791
Progress Energy Inc.	4.875%	12/1/19	850	981
Progress Energy Inc.	4.400%	1/15/21	2,575	2,873
Progress Energy Inc.	3.150%	4/1/22	175	178
PSEG Power LLC	5.125%	4/15/20	1,125	1,288
PSEG Power LLC	4.150%	9/15/21	1,550	1,664
Public Service Co. of Colorado	5.125%	6/1/19	1,850	2,233
Public Service Co. of Colorado	3.200%	11/15/20	675	724
Public Service Co. of Colorado	2.250%	9/15/22	2,050	2,015
Public Service Co. of New Mexico	7.950%	5/15/18	1,750	2,127
Public Service Co. of Oklahoma	4.400%	2/1/21	500	561
Public Service Electric & Gas Co.	5.300%	5/1/18	1,925	2,277
Public Service Electric & Gas Co.	3.500%	8/15/20	375	410
San Diego Gas & Electric Co.	3.000%	8/15/21	2,050	2,170
SCANA Corp.	4.750%	5/15/21	2,500	2,733
SCANA Corp.	4.125%	2/1/22	950	996
Southern California Edison Co.	5.500%	8/15/18	775	950
Southern California Edison Co.	3.875%	6/1/21	2,200	2,465
Southwestern Electric Power Co.	5.875%	3/1/18	300	352
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,954
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,121
Tampa Electric Co.	6.100%	5/15/18	1,125	1,391
Tampa Electric Co.	2.600%	9/15/22	475	479
TECO Finance Inc.	5.150%	3/15/20	1,850	2,143
TransAlta Corp.	6.650%	5/15/18	1,050	1,228
TransAlta Corp.	4.500%	11/15/22	2,625	2,661
Tucson Electric Power Co.	5.150%	11/15/21	600	664
UIL Holdings Corp.	4.625%	10/1/20	150	159
Union Electric Co.	6.700%	2/1/19	2,050	2,568

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,884
Virginia Electric & Power Co.	2.950%	1/15/22	500	524
Virginia Electric & Power Co.	3.450%	9/1/22	900	976
Westar Energy Inc.	8.625%	12/1/18	1,094	1,489
Wisconsin Electric Power Co.	2.950%	9/15/21	925	968
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,405
Wisconsin Power & Light Co.	2.250%	11/15/22	875	861
Xcel Energy Inc.	4.700%	5/15/20	2,425	2,815

Natural Gas (4.2%)
AGL Capital Corp.	5.250%	8/15/19	750	894
AGL Capital Corp.	3.500%	9/15/21	1,050	1,128
Atmos Energy Corp.	8.500%	3/15/19	825	1,120
Boardwalk Pipelines LP	5.750%	9/15/19	755	876
Boardwalk Pipelines LP	3.375%	2/1/23	1,200	1,174
British Transco Finance Inc.	6.625%	6/1/18	250	310
Buckeye Partners LP	4.875%	2/1/21	2,925	3,127
CenterPoint Energy Resources Corp.	6.000%	5/15/18	600	722
CenterPoint Energy Resources Corp.	4.500%	1/15/21	1,950	2,201
DCP Midstream Operating LP	4.950%	4/1/22	575	623
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	205
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,400	2,880
Enbridge Energy Partners LP	6.500%	4/15/18	1,400	1,671
Enbridge Energy Partners LP	9.875%	3/1/19	1,775	2,429
Enbridge Energy Partners LP	5.200%	3/15/20	550	619
Enbridge Energy Partners LP	4.200%	9/15/21	1,950	2,050
Energy Transfer Partners LP	6.700%	7/1/18	2,550	3,088
Energy Transfer Partners LP	9.700%	3/15/19	2,164	2,923
Energy Transfer Partners LP	9.000%	4/15/19	1,207	1,605
Energy Transfer Partners LP	4.650%	6/1/21	2,900	3,151
Energy Transfer Partners LP	5.200%	2/1/22	2,250	2,529
Enterprise Products Operating LLC	6.650%	4/15/18	800	988
Enterprise Products Operating LLC	6.500%	1/31/19	2,275	2,831
Enterprise Products Operating LLC	5.250%	1/31/20	1,000	1,173
Enterprise Products Operating LLC	5.200%	9/1/20	4,325	5,079
Enterprise Products Operating LLC	4.050%	2/15/22	875	949
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	789
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,485
Kinder Morgan Energy Partners LP	6.850%	2/15/20	3,725	4,662
Kinder Morgan Energy Partners LP	5.800%	3/1/21	1,050	1,257
Kinder Morgan Energy Partners LP	4.150%	3/1/22	650	697
Kinder Morgan Energy Partners LP	3.950%	9/1/22	3,430	3,630
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,950	1,987
Magellan Midstream Partners LP	6.550%	7/15/19	2,696	3,335
Magellan Midstream Partners LP	4.250%	2/1/21	1,200	1,325
National Fuel Gas Co.	6.500%	4/15/18	1,750	2,099
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,640
National Fuel Gas Co.	3.750%	3/1/23	1,275	1,287
Nisource Finance Corp.	6.400%	3/15/18	4,225	5,073
Nisource Finance Corp.	6.800%	1/15/19	700	856
Nisource Finance Corp.	5.450%	9/15/20	600	705
Nisource Finance Corp.	4.450%	12/1/21	1,400	1,534
Nisource Finance Corp.	6.125%	3/1/22	1,950	2,336
ONEOK Inc.	4.250%	2/1/22	2,825	2,996
ONEOK Partners LP	8.625%	3/1/19	1,475	1,963

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ONEOK Partners LP	3.375%	10/1/22	3,075	3,053
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	750	916
Plains All American Pipeline LP /
PAA Finance Corp.	6.500%	5/1/18	2,400	2,962
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	1,400	1,679
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	1,834	2,124
Plains All American Pipeline LP /
PAA Finance Corp.	3.650%	6/1/22	1,900	2,010
Plains All American Pipeline LP /
PAA Finance Corp.	2.850%	1/31/23	350	345
Sempra Energy	6.150%	6/15/18	2,750	3,363
Sempra Energy	9.800%	2/15/19	1,550	2,188
Sempra Energy	2.875%	10/1/22	1,500	1,493
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.	4.400%	6/15/21	2,400	2,639
Spectra Energy Capital LLC	6.200%	4/15/18	3,300	4,005
Spectra Energy Capital LLC	8.000%	10/1/19	1,325	1,742
Spectra Energy Partners LP	4.600%	6/15/21	1,000	1,069
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,366
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,050	1,150
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,525	1,522
TC Pipelines LP	4.650%	6/15/21	1,253	1,342
TransCanada PipeLines Ltd.	6.500%	8/15/18	2,975	3,720
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,117	1,431
TransCanada PipeLines Ltd.	3.800%	10/1/20	6,125	6,826
TransCanada PipeLines Ltd.	2.500%	8/1/22	3,850	3,798
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	400	488
Western Gas Partners LP	5.375%	6/1/21	2,150	2,429
Western Gas Partners LP	4.000%	7/1/22	1,800	1,866
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,367
Williams Cos. Inc.	3.700%	1/15/23	3,216	3,215
Williams Partners LP	5.250%	3/15/20	3,475	3,971
Williams Partners LP	4.125%	11/15/20	2,300	2,471
Williams Partners LP	4.000%	11/15/21	4,900	5,149
Williams Partners LP	3.350%	8/15/22	1,975	1,954

Other Utility (0.1%)
United Utilities plc	5.375%	2/1/19	1,500	1,674
Veolia Environnement SA	6.000%	6/1/18	1,675	1,960
				397,679
Total Corporate Bonds (Cost $3,592,780)				3,734,801
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,150	1,373
Cornell University New York GO	5.450%	2/1/19	150	183
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	238
Johns Hopkins University Maryland GO	5.250%	7/1/19	352	423
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	225	238
Total Taxable Municipal Bonds (Cost $2,321)				2,455

Intermediate-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
3 Vanguard Market Liquidity Fund (Cost $1,704)	0.143%	1,704,136	1,704
Total Investments (98.7%) (Cost $3,627,451)			3,769,632
Other Assets and Liabilities (1.3%)
Other Assets			150,002
Liabilities			(101,431)
			48,571
Net Assets (100%)			3,818,203

At February 28, 2013, net assets consisted of:
			Amount
			($000)
Paid-in Capital			3,658,851
Undistributed Net Investment Income			271
Accumulated Net Realized Gains			16,900
Unrealized Appreciation (Depreciation)			142,181
Net Assets			3,818,203

Signal Shares—Net Assets
Applicable to 2,156,144 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			50,700
Net Asset Value Per Share—Signal Shares			$23.51

Institutional Shares—Net Assets
Applicable to 6,947,669 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			201,925
Net Asset Value Per Share—Institutional Shares			$29.06

ETF Shares—Net Assets
Applicable to 40,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			3,565,578
Net Asset Value Per Share—ETF Shares			$87.18

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $49,664,000, representing 1.3% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	57,739
Total Income	57,739
Expenses
The Vanguard Group—Note B
Investment Advisory Services	36
Management and Administrative—Signal Shares	24
Management and Administrative—Institutional Shares	59
Management and Administrative—ETF Shares	1,424
Marketing and Distribution—Signal Shares	7
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—ETF Shares	372
Custodian Fees	14
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	66
Trustees’ Fees and Expenses	2
Total Expenses	2,030
Net Investment Income	55,709
Realized Net Gain (Loss)
Investment Securities Sold	27,995
Futures Contracts	(719)
Realized Net Gain (Loss)	27,276
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(559)
Net Increase (Decrease) in Net Assets Resulting from Operations	82,426
1 Interest income from an affiliated company of the fund was $17,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,709	64,623
Realized Net Gain (Loss)	27,276	8,375
Change in Unrealized Appreciation (Depreciation)	(559)	122,444
Net Increase (Decrease) in Net Assets Resulting from Operations	82,426	195,442
Distributions
Net Investment Income
Signal Shares	(846)	(1,370)
Institutional Shares	(3,101)	(5,086)
ETF Shares	(51,347)	(58,246)
Realized Capital Gain[1]
Signal Shares	(264)	(24)
Institutional Shares	(984)	(73)
ETF Shares	(16,426)	(699)
Total Distributions	(72,968)	(65,498)
Capital Share Transactions
Signal Shares	(244)	41,249
Institutional Shares	15,711	92,461
ETF Shares	806,273	1,908,873
Net Increase (Decrease) from Capital Share Transactions	821,740	2,042,583
Total Increase (Decrease)	831,198	2,172,527
Net Assets
Beginning of Period	2,987,005	814,478
End of Period[2]	3,818,203	2,987,005

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $11,000,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $271,000 and ($144,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months			March 2,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.40	$21.98	$21.76	$20.43
Investment Operations
Net Investment Income	.373	.800	.876	.441
Net Realized and Unrealized Gain (Loss) on Investments[2]	.223	1.437	.312	1.345
Total from Investment Operations	.596	2.237	1.188	1.786
Distributions
Dividends from Net Investment Income	(.370)	(.800)	(.875)	(.456)
Distributions from Realized Capital Gains	(.116)	(.017)	(.093)	—
Total Distributions	(.486)	(.817)	(.968)	(.456)
Net Asset Value, End of Period	$23.51	$23.40	$21.98	$21.76

Total Return[3]	2.56%	10.41%	5.65%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$51	$7	$2
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	3.24%	3.62%	4.15%	4.60%[4]
Portfolio Turnover Rate[5]	74%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.93	$27.17	$26.90	$24.97
Investment Operations
Net Investment Income	.465	.999	1.098	.850
Net Realized and Unrealized Gain (Loss) on Investments[2]	.270	1.780	.383	1.933
Total from Investment Operations	.735	2.779	1.481	2.783
Distributions
Dividends from Net Investment Income	(.462)	(.998)	(1.097)	(.853)
Distributions from Realized Capital Gains	(.143)	(.021)	(.114)	—
Total Distributions	(.605)	(1.019)	(1.211)	(.853)
Net Asset Value, End of Period	$29.06	$28.93	$27.17	$26.90

Total Return[3]	2.55%	10.46%	5.70%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202	$185	$82	$12
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	3.27%	3.65%	4.20%	4.66%[4]
Portfolio Turnover Rate[5]	74%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$86.78	$81.49	$80.67	$74.90
Investment Operations
Net Investment Income	1.383	2.966	3.249	2.519
Net Realized and Unrealized Gain (Loss) on Investments[2]	.820	5.350	1.162	5.778
Total from Investment Operations	2.203	8.316	4.411	8.297
Distributions
Dividends from Net Investment Income	(1.373)	(2.963)	(3.248)	(2.527)
Distributions from Realized Capital Gains	(.430)	(.063)	(.343)	—
Total Distributions	(1.803)	(3.026)	(3.591)	(2.527)
Net Asset Value, End of Period	$87.18	$86.78	$81.49	$80.67

Total Return	2.55%	10.43%	5.65%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,566	$2,751	$725	$274
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	3.24%	3.62%	4.15%	4.60%[3]
Portfolio Turnover Rate[4]	74%	69%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.03, $.06 and $.01.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at February 28, 2013. During the six months ended February 28, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Intermediate-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $488,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	30,672	—
Corporate Bonds	—	3,734,801	—
Taxable Municipal Bonds	—	2,455	—
Temporary Cash Investments	1,704	—	—
Total	1,704	3,767,928	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Intermediate-Term Corporate Bond Index Fund

During the six months ended February 28, 2013, the fund realized $829,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2013, the cost of investment securities for tax purposes was $3,628,391,000. Net unrealized appreciation of investment securities for tax purposes was $141,241,000, consisting of unrealized gains of $148,171,000 on securities that had risen in value since their purchase and $6,930,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $1,447,350,000 of investment securities and sold $637,193,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $639,061,000 and $633,641,000, respectively. Total purchases and sales include $791,122,000 and $8,513,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	13,020	554	43,804	1,965
Issued in Lieu of Cash Distributions	1,042	44	1,333	59
Redeemed	(14,306)	(609)	(3,888)	(171)
Net Increase (Decrease)—Signal Shares	(244)	(11)	41,249	1,853
Institutional Shares
Issued[1]	13,135	446	110,537	4,035
Issued in Lieu of Cash Distributions	3,374	116	4,616	166
Redeemed	(798)	(27)	(22,692)	(819)
Net Increase (Decrease) —Institutional Shares	15,711	535	92,461	3,382
ETF Shares
Issued[1]	814,927	9,300	1,908,873	22,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,654)	(100)	—	—
Net Increase (Decrease)—ETF Shares	806,273	9,200	1,908,873	22,800
1 Includes purchase fees for fiscal 2013 and 2012 of $132,000 and $1,049,000, respectively (fund totals).

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	4.49%	4.52%	4.49%

Financial Attributes
		Barclays
		10+ Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,199	1,289	8,148
Yield to Maturity
(before expenses)	4.6%	4.6%	1.8%
Average Coupon	6.1%	6.0%	3.5%
Average Duration	13.8 years	13.8 years	5.3 years
Average Effective
Maturity	24.3 years	24.3 years	7.2 years
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of portfolio)
Finance	19.2%
Industrial	63.0
Utilities	17.7
Other	0.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	10+ Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.57
Beta	1.04	2.52

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
3 - 5 Years	0.1
5 - 10 Years	0.3
10 - 20 Years	20.4
20 - 30 Years	77.7
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)
Aaa	1.2
Aa	7.2
A	46.9
Baa	44.6
Less Than Baa	0.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and
0.12% for ETF Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18
2012	19.40	18.33
2013	-0.09	0.08
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	1/19/2010	12.29%	5.55%	7.20%	12.75%
Fee-Adjusted Returns		11.17			12.36
Institutional Shares	11/19/2009	12.30	5.52	6.92	12.44
Fee-Adjusted Returns		11.18			12.08
ETF Shares	11/19/2009
Market Price		10.60			12.42
Net Asset Value		12.29			12.38

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares.

The fee does not apply to the ETF Shares.

The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	11.250%	2/15/15	60	73
United States Treasury Note/Bond	7.875%	2/15/21	45	67
United States Treasury Note/Bond	7.125%	2/15/23	55	82
United States Treasury Note/Bond	2.750%	11/15/42	735	684
Total U.S. Government and Agency Obligations (Cost $906)				906
Corporate Bonds (98.4%)
Finance (18.8%)
Banking (9.1%)
American Express Co.	4.050%	12/3/42	1,422	1,389
Bank of America Corp.	5.875%	2/7/42	1,640	1,975
Bank of America NA	6.000%	10/15/36	1,400	1,701
Bank One Capital III	8.750%	9/1/30	290	409
Bank One Corp.	7.625%	10/15/26	1,580	2,118
Bank One Corp.	8.000%	4/29/27	135	192
BNP Paribas SA	3.250%	3/3/23	1,350	1,335
Citigroup Inc.	3.375%	3/1/23	2,025	2,039
Citigroup Inc.	6.625%	1/15/28	25	30
Citigroup Inc.	6.625%	6/15/32	1,785	2,107
Citigroup Inc.	5.875%	2/22/33	1,455	1,580
Citigroup Inc.	6.000%	10/31/33	1,295	1,430
Citigroup Inc.	5.850%	12/11/34	1,098	1,296
Citigroup Inc.	6.125%	8/25/36	3,350	3,794
Citigroup Inc.	5.875%	5/29/37	1,325	1,579
Citigroup Inc.	6.875%	3/5/38	2,205	2,942
Citigroup Inc.	8.125%	7/15/39	3,275	4,848
Citigroup Inc.	5.875%	1/30/42	1,580	1,919
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	2,275	2,610
Credit Suisse USA Inc.	7.125%	7/15/32	775	1,094
Fifth Third Bancorp	8.250%	3/1/38	1,457	2,023
Goldman Sachs Capital I	6.345%	2/15/34	3,775	3,954
Goldman Sachs Group Inc.	5.950%	1/15/27	3,110	3,441
Goldman Sachs Group Inc.	6.125%	2/15/33	3,265	3,841
Goldman Sachs Group Inc.	6.450%	5/1/36	535	584
Goldman Sachs Group Inc.	6.750%	10/1/37	6,880	7,789
Goldman Sachs Group Inc.	6.250%	2/1/41	3,280	3,966

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Bank USA NA	5.875%	11/1/34	2,175	2,533
HSBC Bank USA NA	5.625%	8/15/35	600	676
HSBC Bank USA NA	7.000%	1/15/39	725	982
HSBC Holdings plc	7.625%	5/17/32	95	128
HSBC Holdings plc	6.500%	5/2/36	3,450	4,298
HSBC Holdings plc	6.500%	9/15/37	3,910	4,901
HSBC Holdings plc	6.800%	6/1/38	2,005	2,609
HSBC Holdings plc	6.100%	1/14/42	430	554
JPMorgan Chase & Co.	6.400%	5/15/38	3,470	4,501
JPMorgan Chase & Co.	5.500%	10/15/40	1,885	2,228
JPMorgan Chase & Co.	5.600%	7/15/41	2,430	2,931
JPMorgan Chase & Co.	5.400%	1/6/42	1,915	2,258
Merrill Lynch & Co. Inc.	6.750%	6/1/28	540	648
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,425	2,779
Merrill Lynch & Co. Inc.	7.750%	5/14/38	3,110	4,200
Morgan Stanley	6.000%	9/27/25	300	300
Morgan Stanley	6.250%	8/9/26	995	1,182
Morgan Stanley	7.250%	4/1/32	1,955	2,517
Morgan Stanley	6.375%	7/24/42	2,275	2,758
UBS AG	7.750%	9/1/26	1,150	1,486
Wachovia Bank NA	5.850%	2/1/37	1,625	1,971
Wachovia Bank NA	6.600%	1/15/38	3,075	4,120
Wachovia Corp.	6.605%	10/1/25	565	716
Wachovia Corp.	7.500%	4/15/35	45	58
Wachovia Corp.	5.500%	8/1/35	1,765	1,994
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	5.375%	2/7/35	1,185	1,383
Wells Fargo Bank NA	5.950%	8/26/36	2,375	2,942
1 Wells Fargo Capital X	5.950%	12/1/86	1,035	1,057

Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	400	432
Jefferies Group Inc.	6.250%	1/15/36	710	719
Jefferies Group Inc.	6.500%	1/20/43	725	758

Finance Companies (2.3%)
General Electric Capital Corp.	5.550%	1/5/26	475	573
General Electric Capital Corp.	6.750%	3/15/32	6,205	7,954
General Electric Capital Corp.	6.150%	8/7/37	2,810	3,414
General Electric Capital Corp.	5.875%	1/14/38	9,040	10,624
General Electric Capital Corp.	6.875%	1/10/39	5,560	7,302
SLM Corp.	5.625%	8/1/33	1,060	964

Insurance (6.8%)
ACE Capital Trust II	9.700%	4/1/30	315	458
ACE INA Holdings Inc.	6.700%	5/15/36	400	544
Aetna Inc.	6.625%	6/15/36	1,280	1,660
Aetna Inc.	6.750%	12/15/37	840	1,127
Aetna Inc.	4.500%	5/15/42	455	463
Aetna Inc.	4.125%	11/15/42	200	193
Aflac Inc.	6.900%	12/17/39	145	191
Aflac Inc.	6.450%	8/15/40	1,050	1,321
Allstate Corp.	6.125%	12/15/32	415	524
Allstate Corp.	5.350%	6/1/33	815	950
Allstate Corp.	5.550%	5/9/35	365	439

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Allstate Corp.	5.950%	4/1/36	1,020	1,290
	Allstate Corp.	6.900%	5/15/38	345	480
	Allstate Corp.	5.200%	1/15/42	580	681
1	Allstate Corp.	6.500%	5/15/67	525	570
	American International Group Inc.	6.250%	5/1/36	1,410	1,773
	American International Group Inc.	6.820%	11/15/37	150	197
1	American International Group Inc.	8.175%	5/15/68	5,640	7,434
1	American International Group Inc.	6.250%	3/15/87	1,035	1,122
	Aon Corp.	8.205%	1/1/27	550	704
	Aon Corp.	6.250%	9/30/40	385	494
	Arch Capital Group Ltd.	7.350%	5/1/34	250	323
	Assurant Inc.	6.750%	2/15/34	625	694
	AXA SA	8.600%	12/15/30	2,350	3,016
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,525	1,811
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	570	565
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,250	1,259
	Chubb Corp.	6.000%	5/11/37	1,100	1,418
	Chubb Corp.	6.500%	5/15/38	775	1,054
	Cigna Corp.	7.875%	5/15/27	140	190
	Cigna Corp.	6.150%	11/15/36	185	225
	Cigna Corp.	5.875%	3/15/41	795	959
	Cigna Corp.	5.375%	2/15/42	1,425	1,612
	Cincinnati Financial Corp.	6.920%	5/15/28	300	384
	Cincinnati Financial Corp.	6.125%	11/1/34	694	786
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	478
	Genworth Financial Inc.	6.500%	6/15/34	485	502
	Hartford Financial Services Group Inc.	5.950%	10/15/36	805	941
	Hartford Financial Services Group Inc.	6.625%	3/30/40	505	643
	Hartford Financial Services Group Inc.	6.100%	10/1/41	450	545
	Hartford Financial Services Group Inc.	6.625%	4/15/42	390	507
	Humana Inc.	8.150%	6/15/38	145	205
	Humana Inc.	4.625%	12/1/42	725	696
	Lincoln National Corp.	6.150%	4/7/36	300	360
	Lincoln National Corp.	7.000%	6/15/40	1,735	2,297
	Loews Corp.	6.000%	2/1/35	440	509
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	515	606
	MetLife Inc.	6.500%	12/15/32	910	1,163
	MetLife Inc.	6.375%	6/15/34	800	1,019
	MetLife Inc.	5.700%	6/15/35	1,710	2,009
	MetLife Inc.	5.875%	2/6/41	1,140	1,397
	MetLife Inc.	4.125%	8/13/42	1,025	978
1	MetLife Inc.	6.400%	12/15/66	1,415	1,535
1	MetLife Inc.	10.750%	8/1/69	610	939
	Munich Re America Corp.	7.450%	12/15/26	350	467
1	Nationwide Financial Services Inc.	6.750%	5/15/67	565	596
	Principal Financial Group Inc.	3.125%	5/15/23	475	475
	Principal Financial Group Inc.	6.050%	10/15/36	790	979
	Principal Financial Group Inc.	4.625%	9/15/42	275	284
	Principal Financial Group Inc.	4.350%	5/15/43	350	348
	Progressive Corp.	6.625%	3/1/29	175	224
	Progressive Corp.	6.250%	12/1/32	275	350
	Protective Life Corp.	8.450%	10/15/39	590	780
	Prudential Financial Inc.	5.750%	7/15/33	850	965
	Prudential Financial Inc.	5.400%	6/13/35	545	601
	Prudential Financial Inc.	5.900%	3/17/36	540	626
	Prudential Financial Inc.	5.700%	12/14/36	950	1,081

132

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	6.625%	12/1/37	1,285	1,628
Prudential Financial Inc.	6.625%	6/21/40	40	51
Prudential Financial Inc.	6.200%	11/15/40	1,045	1,267
Prudential Financial Inc.	5.625%	5/12/41	270	306
1 Prudential Financial Inc.	5.625%	6/15/43	1,950	2,026
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	745	966
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	465	628
Transatlantic Holdings Inc.	8.000%	11/30/39	280	385
Travelers Cos. Inc.	6.750%	6/20/36	855	1,187
Travelers Cos. Inc.	6.250%	6/15/37	450	601
Travelers Cos. Inc.	5.350%	11/1/40	1,546	1,892
Travelers Property Casualty Corp.	6.375%	3/15/33	70	93
UnitedHealth Group Inc.	5.800%	3/15/36	1,835	2,175
UnitedHealth Group Inc.	6.500%	6/15/37	625	802
UnitedHealth Group Inc.	6.625%	11/15/37	190	247
UnitedHealth Group Inc.	6.875%	2/15/38	1,735	2,314
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	455	558
UnitedHealth Group Inc.	4.625%	11/15/41	1,080	1,128
UnitedHealth Group Inc.	4.375%	3/15/42	275	279
UnitedHealth Group Inc.	3.950%	10/15/42	775	731
UnitedHealth Group Inc.	4.250%	3/15/43	1,050	1,032
Unum Group	5.750%	8/15/42	300	323
Validus Holdings Ltd.	8.875%	1/26/40	285	382
WellPoint Inc.	5.950%	12/15/34	281	333
WellPoint Inc.	5.850%	1/15/36	795	931
WellPoint Inc.	6.375%	6/15/37	970	1,200
WellPoint Inc.	5.800%	8/15/40	695	820
WellPoint Inc.	4.625%	5/15/42	2,385	2,400
WellPoint Inc.	4.650%	1/15/43	625	630
XL Group plc	6.375%	11/15/24	405	490
XL Group plc	6.250%	5/15/27	780	931

Real Estate Investment Trusts (0.5%)
AvalonBay Communities Inc.	2.850%	3/15/23	225	221
HCP Inc.	6.750%	2/1/41	235	306
Health Care REIT Inc.	3.750%	3/15/23	600	605
Health Care REIT Inc.	6.500%	3/15/41	500	595
Health Care REIT Inc.	5.125%	3/15/43	575	569
Liberty Property LP	3.375%	6/15/23	400	395
Omega Healthcare Investors Inc.	5.875%	3/15/24	800	850
Realty Income Corp.	5.875%	3/15/35	450	507
Simon Property Group LP	6.750%	2/1/40	820	1,111
Simon Property Group LP	4.750%	3/15/42	990	1,048
				250,437
Industrial (62.1%)
Basic Industry (5.5%)
Agrium Inc.	7.125%	5/23/36	530	668
Agrium Inc.	6.125%	1/15/41	425	487
Alcoa Inc.	5.900%	2/1/27	1,090	1,139
Alcoa Inc.	6.750%	1/15/28	290	312
Alcoa Inc.	5.950%	2/1/37	479	474
AngloGold Ashanti Holdings plc	6.500%	4/15/40	565	569
Barrick Gold Corp.	5.250%	4/1/42	940	988
Barrick North America Finance LLC	7.500%	9/15/38	90	120

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barrick North America Finance LLC	5.700%	5/30/41	1,640	1,784
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,590	1,776
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	600	784
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,280	1,318
	Cliffs Natural Resources Inc.	6.250%	10/1/40	1,096	1,084
	Cytec Industries Inc.	3.500%	4/1/23	275	274
	Domtar Corp.	6.250%	9/1/42	225	232
	Dow Chemical Co.	7.375%	11/1/29	1,355	1,795
	Dow Chemical Co.	9.400%	5/15/39	720	1,145
	Dow Chemical Co.	5.250%	11/15/41	970	1,047
	Dow Chemical Co.	4.375%	11/15/42	1,650	1,587
	Eastman Chemical Co.	4.800%	9/1/42	420	439
	Ecolab Inc.	5.500%	12/8/41	1,060	1,241
	EI du Pont de Nemours & Co.	6.500%	1/15/28	450	593
	EI du Pont de Nemours & Co.	4.900%	1/15/41	1,320	1,511
	EI du Pont de Nemours & Co.	4.150%	2/15/43	900	923
2	Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	2,275	2,265
	Georgia-Pacific LLC	8.000%	1/15/24	80	111
	Georgia-Pacific LLC	7.375%	12/1/25	315	429
	Georgia-Pacific LLC	7.250%	6/1/28	585	766
	Georgia-Pacific LLC	7.750%	11/15/29	360	484
	Georgia-Pacific LLC	8.875%	5/15/31	915	1,368
	International Paper Co.	8.700%	6/15/38	50	74
	International Paper Co.	7.300%	11/15/39	1,310	1,733
	International Paper Co.	6.000%	11/15/41	1,300	1,516
	Kinross Gold Corp.	6.875%	9/1/41	135	142
	Lubrizol Corp.	6.500%	10/1/34	465	632
	Monsanto Co.	5.500%	8/15/25	535	679
	Monsanto Co.	5.875%	4/15/38	530	693
	Monsanto Co.	3.600%	7/15/42	345	332
	Mosaic Co.	4.875%	11/15/41	470	498
	Newmont Mining Corp.	5.875%	4/1/35	230	258
	Newmont Mining Corp.	6.250%	10/1/39	1,440	1,699
	Newmont Mining Corp.	4.875%	3/15/42	1,635	1,615
	Nucor Corp.	6.400%	12/1/37	930	1,246
	Placer Dome Inc.	6.450%	10/15/35	50	59
	Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	670	811
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	685	807
	PPG Industries Inc.	7.700%	3/15/38	445	620
	PPG Industries Inc.	5.500%	11/15/40	160	183
	Praxair Inc.	3.550%	11/7/42	400	380
	Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	39
	Rio Tinto Alcan Inc.	7.250%	3/15/31	480	680
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,019	1,289
	Rio Tinto Alcan Inc.	5.750%	6/1/35	495	606
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,415	1,950
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,695	1,961
	Rio Tinto Finance USA plc	4.750%	3/22/42	290	315
	Rio Tinto Finance USA plc	4.125%	8/21/42	725	717
	Rohm & Haas Co.	7.850%	7/15/29	1,400	1,933
	Southern Copper Corp.	7.500%	7/27/35	1,555	1,931
	Southern Copper Corp.	6.750%	4/16/40	1,490	1,729
	Southern Copper Corp.	5.250%	11/8/42	1,425	1,374
	Syngenta Finance NV	4.375%	3/28/42	225	241
	Teck Resources Ltd.	6.125%	10/1/35	780	856

134

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	6.000%	8/15/40	590	649
Teck Resources Ltd.	6.250%	7/15/41	1,535	1,709
Teck Resources Ltd.	5.200%	3/1/42	720	698
Teck Resources Ltd.	5.400%	2/1/43	200	200
Vale Canada Ltd.	7.200%	9/15/32	660	798
Vale Overseas Ltd.	8.250%	1/17/34	1,895	2,480
Vale Overseas Ltd.	6.875%	11/21/36	3,855	4,551
Vale Overseas Ltd.	6.875%	11/10/39	1,430	1,701
Vale SA	5.625%	9/11/42	1,625	1,687
Westvaco Corp.	7.950%	2/15/31	850	1,038
Xstrata Canada Corp.	6.200%	6/15/35	175	191

Capital Goods (4.6%)
3M Co.	6.375%	2/15/28	550	761
3M Co.	5.700%	3/15/37	735	974
ABB Finance USA Inc.	4.375%	5/8/42	900	952
Boeing Co.	7.950%	8/15/24	440	640
Boeing Co.	6.125%	2/15/33	380	487
Boeing Co.	6.625%	2/15/38	20	28
Boeing Co.	6.875%	3/15/39	1,020	1,447
Boeing Co.	5.875%	2/15/40	825	1,050
Caterpillar Inc.	5.300%	9/15/35	950	1,127
Caterpillar Inc.	6.050%	8/15/36	840	1,087
Caterpillar Inc.	3.803%	8/15/42	2,630	2,536
Deere & Co.	5.375%	10/16/29	1,020	1,265
Deere & Co.	8.100%	5/15/30	40	60
Deere & Co.	7.125%	3/3/31	145	204
Deere & Co.	3.900%	6/9/42	1,470	1,462
Dover Corp.	5.375%	10/15/35	35	42
Dover Corp.	6.600%	3/15/38	165	230
Dover Corp.	5.375%	3/1/41	1,180	1,454
2 Eaton Corp.	4.000%	11/2/32	1,000	1,001
2 Eaton Corp.	4.150%	11/2/42	975	951
Emerson Electric Co.	6.000%	8/15/32	160	203
Emerson Electric Co.	6.125%	4/15/39	40	55
Emerson Electric Co.	5.250%	11/15/39	620	746
General Dynamics Corp.	3.600%	11/15/42	725	668
General Electric Co.	4.125%	10/9/42	2,650	2,654
Honeywell International Inc.	5.700%	3/15/36	375	477
Honeywell International Inc.	5.700%	3/15/37	1,230	1,568
Honeywell International Inc.	5.375%	3/1/41	635	796
Illinois Tool Works Inc.	4.875%	9/15/41	820	916
Illinois Tool Works Inc.	3.900%	9/1/42	1,550	1,500
Legrand France SA	8.500%	2/15/25	385	513
Lockheed Martin Corp.	6.150%	9/1/36	1,860	2,296
Lockheed Martin Corp.	5.500%	11/15/39	725	834
Lockheed Martin Corp.	5.720%	6/1/40	835	989
Lockheed Martin Corp.	4.850%	9/15/41	865	901
Northrop Grumman Corp.	5.050%	11/15/40	1,050	1,140
Northrop Grumman Systems Corp.	7.750%	2/15/31	525	743
Owens Corning	7.000%	12/1/36	440	503
Parker Hannifin Corp.	6.250%	5/15/38	390	523
Precision Castparts Corp.	3.900%	1/15/43	675	670
Raytheon Co.	7.200%	8/15/27	655	902
Raytheon Co.	4.875%	10/15/40	575	641

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Raytheon Co.	4.700%	12/15/41	710	775
	Republic Services Inc.	4.750%	5/15/23	1,240	1,402
	Republic Services Inc.	6.086%	3/15/35	25	30
	Republic Services Inc.	6.200%	3/1/40	110	137
	Republic Services Inc.	5.700%	5/15/41	1,450	1,705
	Rockwell Automation Inc.	6.700%	1/15/28	135	183
	Rockwell Automation Inc.	6.250%	12/1/37	330	433
	Sonoco Products Co.	5.750%	11/1/40	720	819
	Stanley Black & Decker Inc.	5.200%	9/1/40	615	694
	United Technologies Corp.	6.700%	8/1/28	50	67
	United Technologies Corp.	7.500%	9/15/29	1,155	1,662
	United Technologies Corp.	5.400%	5/1/35	1,410	1,689
	United Technologies Corp.	6.050%	6/1/36	295	379
	United Technologies Corp.	6.125%	7/15/38	1,540	2,014
	United Technologies Corp.	5.700%	4/15/40	1,820	2,283
	United Technologies Corp.	4.500%	6/1/42	4,575	4,925
	Waste Management Inc.	7.100%	8/1/26	415	555
	Waste Management Inc.	7.000%	7/15/28	1,090	1,489
	Waste Management Inc.	7.750%	5/15/32	650	914
	Waste Management Inc.	6.125%	11/30/39	505	625

	Communication (14.5%)
	Alltel Corp.	6.800%	5/1/29	420	567
	Alltel Corp.	7.875%	7/1/32	1,300	1,953
	America Movil SAB de CV	6.375%	3/1/35	2,155	2,650
	America Movil SAB de CV	6.125%	11/15/37	400	478
	America Movil SAB de CV	6.125%	3/30/40	2,200	2,652
	America Movil SAB de CV	4.375%	7/16/42	875	841
	Ameritech Capital Funding Corp.	6.550%	1/15/28	585	677
	AT&T Corp.	6.500%	3/15/29	555	672
	AT&T Corp.	8.000%	11/15/31	2,255	3,338
	AT&T Inc.	6.450%	6/15/34	1,200	1,478
	AT&T Inc.	6.150%	9/15/34	867	1,039
	AT&T Inc.	6.500%	9/1/37	2,717	3,401
	AT&T Inc.	6.300%	1/15/38	3,160	3,838
	AT&T Inc.	6.400%	5/15/38	1,010	1,250
	AT&T Inc.	6.550%	2/15/39	2,455	3,084
	AT&T Inc.	5.350%	9/1/40	3,840	4,204
	AT&T Inc.	5.550%	8/15/41	1,810	2,041
2	AT&T Inc.	4.300%	12/15/42	1,713	1,633
2	AT&T Inc.	4.350%	6/15/45	3,923	3,721
	AT&T Mobility LLC	7.125%	12/15/31	760	1,035
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,048	1,347
	Bellsouth Capital Funding Corp.	7.120%	7/15/97	510	617
	BellSouth Corp.	6.875%	10/15/31	1,898	2,276
	BellSouth Corp.	6.550%	6/15/34	920	1,081
	BellSouth Corp.	6.000%	11/15/34	635	713
	BellSouth Telecommunications Inc.	7.000%	10/1/25	295	368
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,115	1,336
	BellSouth Telecommunications Inc.	7.000%	12/1/95	15	18
	BellSouth Telecommunications Inc.	0.000%	12/15/95	470	438
	British Telecommunications plc	9.625%	12/15/30	3,672	5,721
	CBS Corp.	7.875%	7/30/30	1,641	2,214
	CBS Corp.	5.500%	5/15/33	235	247
	CBS Corp.	5.900%	10/15/40	550	611

136

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBS Corp.	4.850%	7/1/42	670	657
2 CC Holdings GS V LLC	3.849%	4/15/23	1,075	1,083
CenturyLink Inc.	6.875%	1/15/28	265	263
Comcast Corp.	4.250%	1/15/33	2,500	2,532
Comcast Corp.	7.050%	3/15/33	1,060	1,410
Comcast Corp.	5.650%	6/15/35	1,835	2,148
Comcast Corp.	6.500%	11/15/35	960	1,238
Comcast Corp.	6.450%	3/15/37	2,135	2,741
Comcast Corp.	6.950%	8/15/37	2,075	2,814
Comcast Corp.	6.400%	5/15/38	1,030	1,328
Comcast Corp.	6.550%	7/1/39	570	749
Comcast Corp.	6.400%	3/1/40	1,600	2,074
Comcast Corp.	4.650%	7/15/42	1,650	1,719
Comcast Corp.	4.500%	1/15/43	1,400	1,441
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,160	6,018
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,315	2,044
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.350%	3/15/40	1,570	1,718
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.000%	8/15/40	1,470	1,538
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,370	1,498
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.150%	3/15/42	880	846
Discovery Communications LLC	6.350%	6/1/40	710	862
Discovery Communications LLC	4.950%	5/15/42	620	641
Embarq Corp.	7.995%	6/1/36	2,455	2,601
France Telecom SA	8.500%	3/1/31	3,235	4,614
France Telecom SA	5.375%	1/13/42	1,285	1,376
Grupo Televisa SAB	6.625%	3/18/25	1,250	1,598
Grupo Televisa SAB	8.500%	3/11/32	260	373
Grupo Televisa SAB	6.625%	1/15/40	1,195	1,494
GTE Corp.	6.940%	4/15/28	1,080	1,409
Koninklijke KPN NV	8.375%	10/1/30	1,475	1,949
McGraw-Hill Cos. Inc.	6.550%	11/15/37	400	426
NBCUniversal Media LLC	6.400%	4/30/40	1,215	1,558
NBCUniversal Media LLC	5.950%	4/1/41	1,445	1,784
NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,478
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,350	2,115
News America Inc.	7.700%	10/30/25	90	118
News America Inc.	6.550%	3/15/33	1,435	1,703
News America Inc.	6.200%	12/15/34	2,115	2,526
News America Inc.	6.400%	12/15/35	2,605	3,160
News America Inc.	8.150%	10/17/36	60	79
News America Inc.	6.150%	3/1/37	2,075	2,463
News America Inc.	6.650%	11/15/37	1,300	1,627
News America Inc.	7.850%	3/1/39	200	273
News America Inc.	6.900%	8/15/39	1,010	1,307
News America Inc.	7.750%	12/1/45	360	500
Pacific Bell Telephone Co.	7.125%	3/15/26	80	106
Pacific Bell Telephone Co.	6.625%	10/15/34	145	151
Qwest Capital Funding Inc.	6.875%	7/15/28	500	492
Qwest Capital Funding Inc.	7.750%	2/15/31	175	182
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	2,275	2,275

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Qwest Corp.	7.125%	11/15/43	85	87
	Rogers Communications Inc.	7.500%	8/15/38	475	661
	TCI Communications Inc.	7.875%	2/15/26	890	1,235
	TCI Communications Inc.	7.125%	2/15/28	220	295
	Telecom Italia Capital SA	6.375%	11/15/33	1,475	1,414
	Telecom Italia Capital SA	6.000%	9/30/34	855	784
	Telecom Italia Capital SA	7.200%	7/18/36	1,710	1,713
	Telecom Italia Capital SA	7.721%	6/4/38	1,395	1,462
	Telefonica Emisiones SAU	7.045%	6/20/36	2,390	2,545
	Telefonica Europe BV	8.250%	9/15/30	1,485	1,735
	Thomson Reuters Corp.	5.500%	8/15/35	1,125	1,274
	Thomson Reuters Corp.	5.850%	4/15/40	265	314
	Time Warner Cable Inc.	6.550%	5/1/37	2,675	3,085
	Time Warner Cable Inc.	7.300%	7/1/38	1,215	1,523
	Time Warner Cable Inc.	6.750%	6/15/39	1,045	1,244
	Time Warner Cable Inc.	5.875%	11/15/40	1,260	1,354
	Time Warner Cable Inc.	5.500%	9/1/41	1,815	1,894
	Time Warner Cable Inc.	4.500%	9/15/42	1,775	1,625
	Time Warner Entertainment Co. LP	8.375%	3/15/23	1,830	2,511
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,500	2,112
	United States Cellular Corp.	6.700%	12/15/33	710	756
	Verizon Communications Inc.	5.850%	9/15/35	1,755	2,083
	Verizon Communications Inc.	6.250%	4/1/37	1,795	2,235
	Verizon Communications Inc.	6.400%	2/15/38	2,895	3,638
	Verizon Communications Inc.	6.900%	4/15/38	1,260	1,655
	Verizon Communications Inc.	7.350%	4/1/39	1,005	1,403
	Verizon Communications Inc.	6.000%	4/1/41	1,815	2,190
	Verizon Communications Inc.	4.750%	11/1/41	775	800
	Verizon Communications Inc.	3.850%	11/1/42	1,725	1,542
	Verizon Global Funding Corp.	7.750%	12/1/30	3,170	4,473
	Verizon Global Funding Corp.	7.750%	6/15/32	180	261
	Verizon Maryland Inc.	5.125%	6/15/33	595	617
	Verizon New England Inc.	7.875%	11/15/29	50	65
	Verizon New York Inc.	7.375%	4/1/32	802	1,033
	Vodafone Group plc	7.875%	2/15/30	1,235	1,733
	Vodafone Group plc	6.250%	11/30/32	65	81
	Vodafone Group plc	6.150%	2/27/37	2,605	3,145
	Vodafone Group plc	4.375%	2/19/43	1,500	1,464
	WPP Finance 2010	5.125%	9/7/42	300	296

	Consumer Cyclical (8.2%)
2	ADT Corp.	4.125%	6/15/23	1,025	1,048
2	ADT Corp.	4.875%	7/15/42	845	804
	CVS Caremark Corp.	6.250%	6/1/27	1,565	2,027
	CVS Caremark Corp.	6.125%	9/15/39	1,330	1,674
	CVS Caremark Corp.	5.750%	5/15/41	2,059	2,504
	Daimler Finance North America LLC	8.500%	1/18/31	1,615	2,506
	Darden Restaurants Inc.	6.800%	10/15/37	295	342
	eBay Inc.	4.000%	7/15/42	950	877
	Ford Holdings LLC	9.300%	3/1/30	375	527
	Ford Motor Co.	6.625%	10/1/28	375	436
	Ford Motor Co.	6.375%	2/1/29	350	394
	Ford Motor Co.	7.450%	7/16/31	3,185	4,077
	Ford Motor Co.	4.750%	1/15/43	2,125	2,019
	Ford Motor Co.	7.400%	11/1/46	745	948

138

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Historic TW Inc.	6.625%	5/15/29	1,540	1,912
Home Depot Inc.	5.875%	12/16/36	4,115	5,210
Home Depot Inc.	5.400%	9/15/40	705	863
Home Depot Inc.	5.950%	4/1/41	1,315	1,709
Johnson Controls Inc.	6.000%	1/15/36	340	415
Johnson Controls Inc.	5.700%	3/1/41	495	580
Johnson Controls Inc.	5.250%	12/1/41	280	310
Kohl’s Corp.	6.000%	1/15/33	345	362
Kohl’s Corp.	6.875%	12/15/37	915	1,065
Lowe’s Cos. Inc.	6.875%	2/15/28	60	78
Lowe’s Cos. Inc.	6.500%	3/15/29	530	672
Lowe’s Cos. Inc.	5.500%	10/15/35	860	999
Lowe’s Cos. Inc.	5.800%	10/15/36	290	350
Lowe’s Cos. Inc.	6.650%	9/15/37	325	429
Lowe’s Cos. Inc.	5.800%	4/15/40	1,470	1,798
Lowe’s Cos. Inc.	5.125%	11/15/41	1,305	1,464
Lowe’s Cos. Inc.	4.650%	4/15/42	760	798
Macy’s Retail Holdings Inc.	6.900%	4/1/29	1,235	1,479
Macy’s Retail Holdings Inc.	6.900%	1/15/32	225	267
Macy’s Retail Holdings Inc.	6.700%	7/15/34	40	47
Macy’s Retail Holdings Inc.	6.375%	3/15/37	1,560	1,832
Macy’s Retail Holdings Inc.	5.125%	1/15/42	205	212
Macy’s Retail Holdings Inc.	4.300%	2/15/43	225	206
McDonald’s Corp.	6.300%	10/15/37	885	1,209
McDonald’s Corp.	6.300%	3/1/38	1,495	2,038
McDonald’s Corp.	5.700%	2/1/39	50	64
McDonald’s Corp.	3.700%	2/15/42	595	587
MDC Holdings Inc.	6.000%	1/15/43	500	493
Nordstrom Inc.	6.950%	3/15/28	30	40
Nordstrom Inc.	7.000%	1/15/38	860	1,195
Target Corp.	7.000%	7/15/31	480	651
Target Corp.	6.350%	11/1/32	1,010	1,322
Target Corp.	6.500%	10/15/37	2,310	3,114
Target Corp.	7.000%	1/15/38	2,140	3,048
Target Corp.	4.000%	7/1/42	1,735	1,713
Time Warner Cos. Inc.	7.570%	2/1/24	470	628
Time Warner Cos. Inc.	6.950%	1/15/28	85	110
Time Warner Inc.	7.625%	4/15/31	2,710	3,667
Time Warner Inc.	7.700%	5/1/32	3,005	4,133
Time Warner Inc.	6.500%	11/15/36	840	1,014
Time Warner Inc.	6.200%	3/15/40	410	486
Time Warner Inc.	6.100%	7/15/40	1,885	2,197
Time Warner Inc.	6.250%	3/29/41	1,920	2,291
Time Warner Inc.	5.375%	10/15/41	400	433
Time Warner Inc.	4.900%	6/15/42	305	310
VF Corp.	6.450%	11/1/37	635	829
Viacom Inc.	6.875%	4/30/36	2,290	2,910
Viacom Inc.	4.500%	2/27/42	20	19
2 Viacom Inc.	4.375%	3/15/43	920	860
Wal-Mart Stores Inc.	5.875%	4/5/27	1,080	1,427
Wal-Mart Stores Inc.	7.550%	2/15/30	2,000	2,908
Wal-Mart Stores Inc.	5.250%	9/1/35	3,205	3,780
Wal-Mart Stores Inc.	6.500%	8/15/37	4,575	6,260
Wal-Mart Stores Inc.	6.200%	4/15/38	3,330	4,388
Wal-Mart Stores Inc.	5.625%	4/1/40	2,672	3,355

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wal-Mart Stores Inc.	4.875%	7/8/40	345	391
	Wal-Mart Stores Inc.	5.000%	10/25/40	630	728
	Wal-Mart Stores Inc.	5.625%	4/15/41	1,465	1,850
	Walgreen Co.	4.400%	9/15/42	575	563
	Walt Disney Co.	7.000%	3/1/32	405	573
	Walt Disney Co.	4.375%	8/16/41	665	720
	Walt Disney Co.	4.125%	12/1/41	1,610	1,675
	Walt Disney Co.	3.700%	12/1/42	200	193
	Western Union Co.	6.200%	11/17/36	800	806
	Western Union Co.	6.200%	6/21/40	170	171
	Yum! Brands Inc.	6.875%	11/15/37	820	1,076

	Consumer Noncyclical (13.6%)
	Abbott Laboratories	6.150%	11/30/37	1,075	1,448
	Abbott Laboratories	6.000%	4/1/39	670	892
	Abbott Laboratories	5.300%	5/27/40	770	945
2	AbbVie Inc.	4.400%	11/6/42	3,500	3,558
	Actavis Inc.	4.625%	10/1/42	1,525	1,541
	Ahold Finance USA LLC	6.875%	5/1/29	340	437
	Altria Group Inc.	9.950%	11/10/38	2,200	3,640
	Altria Group Inc.	10.200%	2/6/39	2,190	3,711
	Altria Group Inc.	4.250%	8/9/42	225	215
	Amgen Inc.	6.375%	6/1/37	1,895	2,361
	Amgen Inc.	6.900%	6/1/38	65	87
	Amgen Inc.	6.400%	2/1/39	2,735	3,451
	Amgen Inc.	5.750%	3/15/40	740	866
	Amgen Inc.	4.950%	10/1/41	710	766
	Amgen Inc.	5.150%	11/15/41	2,580	2,831
	Amgen Inc.	5.650%	6/15/42	1,570	1,842
	Amgen Inc.	5.375%	5/15/43	420	477
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	87
	Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
	Anheuser-Busch Cos. LLC	5.750%	4/1/36	25	31
	Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	913
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	735	722
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,330	3,735
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	255	403
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,260	1,709
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,160	2,993
	Archer-Daniels-Midland Co.	5.935%	10/1/32	645	798
	Archer-Daniels-Midland Co.	5.375%	9/15/35	680	780
	Archer-Daniels-Midland Co.	5.765%	3/1/41	1,010	1,221
	Archer-Daniels-Midland Co.	4.535%	3/26/42	850	884
	Archer-Daniels-Midland Co.	4.016%	4/16/43	425	403
	AstraZeneca plc	6.450%	9/15/37	4,725	6,220
	AstraZeneca plc	4.000%	9/18/42	300	292
	Baxter International Inc.	6.250%	12/1/37	370	496
	Baxter International Inc.	3.650%	8/15/42	600	560
	Beam Inc.	5.875%	1/15/36	160	190
	Becton Dickinson & Co.	6.000%	5/15/39	30	39
	Becton Dickinson & Co.	5.000%	11/12/40	940	1,067
	Boston Scientific Corp.	7.000%	11/15/35	50	64
	Boston Scientific Corp.	7.375%	1/15/40	870	1,181
	Bristol-Myers Squibb Co.	7.150%	6/15/23	425	583
	Bristol-Myers Squibb Co.	6.800%	11/15/26	45	63

140

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,380	1,756
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,135	1,498
Bristol-Myers Squibb Co.	3.250%	8/1/42	475	427
Bristol-Myers Squibb Co.	6.875%	8/1/97	35	51
Brown-Forman Corp.	3.750%	1/15/43	275	268
Campbell Soup Co.	3.800%	8/2/42	500	450
Cardinal Health Inc.	3.200%	3/15/23	750	761
Cardinal Health Inc.	4.600%	3/15/43	425	436
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,050	1,050
Celgene Corp.	5.700%	10/15/40	310	357
Coca-Cola Co.	2.500%	4/1/23	700	697
ConAgra Foods Inc.	7.125%	10/1/26	510	649
ConAgra Foods Inc.	7.000%	10/1/28	375	477
ConAgra Foods Inc.	8.250%	9/15/30	495	669
ConAgra Foods Inc.	4.650%	1/25/43	1,350	1,352
Covidien International Finance SA	6.550%	10/15/37	1,150	1,564
Delhaize America LLC	9.000%	4/15/31	670	826
Delhaize Group SA	5.700%	10/1/40	707	688
Diageo Capital plc	5.875%	9/30/36	1,490	1,861
Diageo Investment Corp.	7.450%	4/15/35	235	340
Diageo Investment Corp.	4.250%	5/11/42	385	395
Dignity Health California GO	4.500%	11/1/42	425	413
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	473
Eli Lilly & Co.	7.125%	6/1/25	360	503
Eli Lilly & Co.	5.500%	3/15/27	1,375	1,724
Eli Lilly & Co.	6.770%	1/1/36	290	401
Eli Lilly & Co.	5.550%	3/15/37	855	1,052
Eli Lilly & Co.	5.950%	11/15/37	665	857
Estee Lauder Cos. Inc.	6.000%	5/15/37	215	267
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	560
Express Scripts Holding Co.	6.125%	11/15/41	1,010	1,261
Genentech Inc.	5.250%	7/15/35	945	1,109
General Mills Inc.	5.400%	6/15/40	415	497
General Mills Inc.	4.150%	2/15/43	575	573
Gilead Sciences Inc.	5.650%	12/1/41	790	969
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	80	95
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,345	5,893
Hasbro Inc.	6.350%	3/15/40	630	736
Hershey Co.	7.200%	8/15/27	550	761
HJ Heinz Finance Co.	6.750%	3/15/32	430	456
Hospira Inc.	5.600%	9/15/40	390	405
Ingredion Inc.	6.625%	4/15/37	175	212
Johnson & Johnson	6.730%	11/15/23	50	70
Johnson & Johnson	6.950%	9/1/29	440	614
Johnson & Johnson	4.950%	5/15/33	800	960
Johnson & Johnson	5.950%	8/15/37	1,845	2,476
Johnson & Johnson	5.850%	7/15/38	795	1,059
Johnson & Johnson	4.500%	9/1/40	195	218
Johnson & Johnson	4.850%	5/15/41	95	113
Kaiser Foundation Hospitals	4.875%	4/1/42	620	679
Kellogg Co.	7.450%	4/1/31	1,425	1,920
Kimberly-Clark Corp.	6.625%	8/1/37	1,265	1,789
Kimberly-Clark Corp.	5.300%	3/1/41	485	599
Koninklijke Philips Electronics NV	6.875%	3/11/38	1,410	1,923
Koninklijke Philips Electronics NV	5.000%	3/15/42	675	746

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kraft Foods Group Inc.	6.875%	1/26/39	1,125	1,493
	Kraft Foods Group Inc.	6.500%	2/9/40	1,000	1,286
	Kraft Foods Group Inc.	5.000%	6/4/42	2,490	2,700
	Kroger Co.	7.700%	6/1/29	20	26
	Kroger Co.	8.000%	9/15/29	150	196
	Kroger Co.	7.500%	4/1/31	380	484
	Kroger Co.	6.900%	4/15/38	1,135	1,439
	Kroger Co.	5.400%	7/15/40	405	434
	Kroger Co.	5.000%	4/15/42	475	486
	Lorillard Tobacco Co.	8.125%	5/1/40	40	54
	Lorillard Tobacco Co.	7.000%	8/4/41	535	647
	Mattel Inc.	5.450%	11/1/41	720	788
	Mayo Clinic Rochester	3.774%	11/15/43	400	385
1	Mayo Clinic Rochester	4.000%	11/15/47	525	519
	McKesson Corp.	6.000%	3/1/41	655	848
	Mead Johnson Nutrition Co.	5.900%	11/1/39	445	526
	Medtronic Inc.	6.500%	3/15/39	155	214
	Medtronic Inc.	5.550%	3/15/40	580	728
	Medtronic Inc.	4.500%	3/15/42	710	785
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	550	623
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	550	528
	Merck & Co. Inc.	6.500%	12/1/33	1,395	1,949
	Merck & Co. Inc.	6.550%	9/15/37	2,825	3,933
	Merck Sharp & Dohme Corp.	6.300%	1/1/26	30	40
	Merck Sharp & Dohme Corp.	6.400%	3/1/28	640	848
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	380	489
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	70	90
	Merck Sharp & Dohme Corp.	5.850%	6/30/39	985	1,280
	Molson Coors Brewing Co.	5.000%	5/1/42	1,700	1,831
	Mondelez International Inc.	6.500%	11/1/31	730	919
	Mondelez International Inc.	7.000%	8/11/37	848	1,151
	Mondelez International Inc.	6.875%	2/1/38	805	1,088
	Mondelez International Inc.	6.875%	1/26/39	915	1,230
	Mondelez International Inc.	6.500%	2/9/40	2,815	3,694
	Novartis Capital Corp.	3.700%	9/21/42	450	439
	Pepsi Bottling Group Inc.	7.000%	3/1/29	1,010	1,410
	PepsiAmericas Inc.	5.500%	5/15/35	125	150
	PepsiCo Inc.	5.500%	1/15/40	1,695	2,076
	PepsiCo Inc.	4.875%	11/1/40	1,870	2,122
	PepsiCo Inc.	4.000%	3/5/42	800	799
	PepsiCo Inc.	3.600%	8/13/42	475	438
	Pfizer Inc.	7.200%	3/15/39	2,920	4,329
	Pharmacia Corp.	6.600%	12/1/28	355	468
	Philip Morris International Inc.	2.625%	3/6/23	525	517
	Philip Morris International Inc.	6.375%	5/16/38	2,840	3,666
	Philip Morris International Inc.	4.375%	11/15/41	745	753
	Philip Morris International Inc.	4.500%	3/20/42	455	473
	Philip Morris International Inc.	3.875%	8/21/42	1,125	1,059
	Philip Morris International Inc.	4.125%	3/4/43	1,125	1,093
	Procter & Gamble Co.	6.450%	1/15/26	50	69
	Procter & Gamble Co.	5.500%	2/1/34	60	76
	Procter & Gamble Co.	5.800%	8/15/34	1,550	2,021
3	Procter & Gamble Co.	5.550%	3/5/37	1,960	2,515

142

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Quest Diagnostics Inc.	6.950%	7/1/37	535	656
Quest Diagnostics Inc.	5.750%	1/30/40	460	497
Reynolds American Inc.	7.250%	6/15/37	525	683
Reynolds American Inc.	4.750%	11/1/42	1,350	1,321
Safeway Inc.	7.250%	2/1/31	780	850
Sysco Corp.	5.375%	9/21/35	1,405	1,683
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,135	1,452
Unilever Capital Corp.	5.900%	11/15/32	2,085	2,811
Wyeth LLC	6.450%	2/1/24	905	1,207
Wyeth LLC	6.500%	2/1/34	2,130	2,890
Wyeth LLC	6.000%	2/15/36	115	148
Wyeth LLC	5.950%	4/1/37	2,745	3,542
Zimmer Holdings Inc.	5.750%	11/30/39	425	503
2 Zoetis Inc.	4.700%	2/1/43	1,400	1,434

Energy (9.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	733
Anadarko Finance Co.	7.500%	5/1/31	1,565	2,067
Anadarko Petroleum Corp.	6.450%	9/15/36	2,640	3,244
Anadarko Petroleum Corp.	7.950%	6/15/39	55	77
Anadarko Petroleum Corp.	6.200%	3/15/40	890	1,075
Apache Corp.	6.000%	1/15/37	1,200	1,457
Apache Corp.	5.100%	9/1/40	2,560	2,765
Apache Corp.	5.250%	2/1/42	705	780
Apache Corp.	4.750%	4/15/43	1,670	1,723
Apache Corp.	4.250%	1/15/44	850	815
Apache Finance Canada Corp.	7.750%	12/15/29	425	593
Baker Hughes Inc.	6.875%	1/15/29	650	877
Baker Hughes Inc.	5.125%	9/15/40	2,065	2,437
Burlington Resources Finance Co.	7.200%	8/15/31	1,590	2,208
Burlington Resources Finance Co.	7.400%	12/1/31	55	77
Cameron International Corp.	7.000%	7/15/38	540	717
Cameron International Corp.	5.950%	6/1/41	230	281
Canadian Natural Resources Ltd.	7.200%	1/15/32	528	695
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	431
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	821
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	573
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,245	1,525
Canadian Natural Resources Ltd.	6.750%	2/1/39	600	778
Cenovus Energy Inc.	6.750%	11/15/39	2,345	3,059
Cenovus Energy Inc.	4.450%	9/15/42	550	545
Conoco Funding Co.	7.250%	10/15/31	865	1,251
ConocoPhillips	5.900%	10/15/32	765	971
ConocoPhillips	5.900%	5/15/38	640	828
ConocoPhillips	6.500%	2/1/39	3,655	5,028
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	425	538
ConocoPhillips Holding Co.	6.950%	4/15/29	2,070	2,840
Devon Energy Corp.	7.950%	4/15/32	1,730	2,405
Devon Energy Corp.	5.600%	7/15/41	1,415	1,558
Devon Energy Corp.	4.750%	5/15/42	1,065	1,054
Devon Financing Corp. LLC	7.875%	9/30/31	1,060	1,489
Diamond Offshore Drilling Inc.	5.700%	10/15/39	525	667
Encana Corp.	7.200%	11/1/31	55	68
Encana Corp.	6.500%	8/15/34	1,585	1,861
Encana Corp.	6.625%	8/15/37	660	792

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Encana Corp.	6.500%	2/1/38	1,420	1,701
Encana Corp.	5.150%	11/15/41	640	654
Eni USA Inc.	7.300%	11/15/27	395	544
EOG Resources Inc.	2.625%	3/15/23	1,750	1,737
Global Marine Inc.	7.000%	6/1/28	255	282
Halliburton Co.	6.700%	9/15/38	945	1,292
Halliburton Co.	7.450%	9/15/39	1,340	1,975
Halliburton Co.	4.500%	11/15/41	1,085	1,176
Hess Corp.	7.875%	10/1/29	940	1,211
Hess Corp.	7.300%	8/15/31	960	1,191
Hess Corp.	7.125%	3/15/33	1,115	1,363
Hess Corp.	6.000%	1/15/40	1,400	1,549
Hess Corp.	5.600%	2/15/41	700	746
Husky Energy Inc.	6.800%	9/15/37	560	738
Kerr-McGee Corp.	6.950%	7/1/24	790	986
Kerr-McGee Corp.	7.875%	9/15/31	790	1,039
Marathon Oil Corp.	6.800%	3/15/32	1,140	1,446
Marathon Oil Corp.	6.600%	10/1/37	685	854
Marathon Petroleum Corp.	6.500%	3/1/41	1,835	2,308
Murphy Oil Corp.	7.050%	5/1/29	330	388
Murphy Oil Corp.	5.125%	12/1/42	275	256
National Oilwell Varco Inc.	3.950%	12/1/42	1,500	1,475
Nexen Inc.	7.875%	3/15/32	405	576
Nexen Inc.	5.875%	3/10/35	140	169
Nexen Inc.	6.400%	5/15/37	1,550	1,944
Nexen Inc.	7.500%	7/30/39	2,105	3,024
Noble Energy Inc.	8.000%	4/1/27	245	342
Noble Energy Inc.	6.000%	3/1/41	1,185	1,427
Noble Holding International Ltd.	6.200%	8/1/40	450	512
Noble Holding International Ltd.	6.050%	3/1/41	650	736
Noble Holding International Ltd.	5.250%	3/15/42	465	469
Petro-Canada	7.875%	6/15/26	45	64
Petro-Canada	7.000%	11/15/28	145	183
Petro-Canada	5.350%	7/15/33	345	383
Petro-Canada	5.950%	5/15/35	645	772
Petro-Canada	6.800%	5/15/38	2,060	2,732
Phillips 66	5.875%	5/1/42	2,135	2,544
Pioneer Natural Resources Co.	7.200%	1/15/28	275	353
Pride International Inc.	7.875%	8/15/40	485	700
Rowan Cos. Inc.	5.400%	12/1/42	625	634
Shell International Finance BV	6.375%	12/15/38	4,095	5,675
Shell International Finance BV	5.500%	3/25/40	1,120	1,405
Shell International Finance BV	3.625%	8/21/42	550	534
Suncor Energy Inc.	7.150%	2/1/32	715	946
Suncor Energy Inc.	5.950%	12/1/34	80	96
Suncor Energy Inc.	6.500%	6/15/38	2,315	2,997
Suncor Energy Inc.	6.850%	6/1/39	990	1,327
Talisman Energy Inc.	7.250%	10/15/27	235	293
Talisman Energy Inc.	5.850%	2/1/37	1,445	1,552
Talisman Energy Inc.	6.250%	2/1/38	650	727
Talisman Energy Inc.	5.500%	5/15/42	95	99
Tosco Corp.	7.800%	1/1/27	140	204
Tosco Corp.	8.125%	2/15/30	1,195	1,764
Total Capital Canada Ltd.	2.750%	7/15/23	975	983
Transocean Inc.	7.500%	4/15/31	755	919

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	6.800%	3/15/38	1,010	1,161
Transocean Inc.	7.350%	12/15/41	555	693
Valero Energy Corp.	7.500%	4/15/32	1,950	2,516
Valero Energy Corp.	6.625%	6/15/37	1,740	2,128
Valero Energy Corp.	10.500%	3/15/39	40	64
Weatherford International Inc.	6.800%	6/15/37	560	632
Weatherford International Ltd.	6.500%	8/1/36	2,055	2,236
Weatherford International Ltd.	7.000%	3/15/38	148	170
Weatherford International Ltd.	9.875%	3/1/39	255	369
Weatherford International Ltd.	6.750%	9/15/40	890	998
XTO Energy Inc.	6.750%	8/1/37	205	307

Other Industrial (0.2%)
California Institute of Technology GO	4.700%	11/1/11	435	450
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	516
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,030	1,393

Technology (3.2%)
Applied Materials Inc.	5.850%	6/15/41	890	1,059
Cisco Systems Inc.	5.900%	2/15/39	3,310	4,194
Cisco Systems Inc.	5.500%	1/15/40	1,815	2,196
Corning Inc.	7.250%	8/15/36	35	43
Corning Inc.	4.700%	3/15/37	885	897
Corning Inc.	5.750%	8/15/40	690	810
Corning Inc.	4.750%	3/15/42	530	544
Dell Inc.	7.100%	4/15/28	265	269
Dell Inc.	6.500%	4/15/38	460	424
Dell Inc.	5.400%	9/10/40	335	278
Harris Corp.	6.150%	12/15/40	400	472
Hewlett-Packard Co.	6.000%	9/15/41	1,785	1,814
HP Enterprise Services LLC	7.450%	10/15/29	435	506
Intel Corp.	4.000%	12/15/32	1,025	1,013
Intel Corp.	4.800%	10/1/41	1,780	1,891
Intel Corp.	4.250%	12/15/42	1,200	1,177
International Business Machines Corp.	7.000%	10/30/25	945	1,331
International Business Machines Corp.	6.220%	8/1/27	590	790
International Business Machines Corp.	6.500%	1/15/28	225	301
International Business Machines Corp.	5.875%	11/29/32	855	1,112
International Business Machines Corp.	5.600%	11/30/39	1,440	1,810
International Business Machines Corp.	4.000%	6/20/42	1,984	2,032
Juniper Networks Inc.	5.950%	3/15/41	570	638
Microsoft Corp.	5.200%	6/1/39	1,030	1,241
Microsoft Corp.	4.500%	10/1/40	1,650	1,796
3 Microsoft Corp.	5.300%	2/8/41	1,270	1,551
Microsoft Corp.	3.500%	11/15/42	575	532
Motorola Solutions Inc.	7.500%	5/15/25	196	248
Oracle Corp.	6.500%	4/15/38	2,245	3,033
Oracle Corp.	6.125%	7/8/39	1,540	2,007
Oracle Corp.	5.375%	7/15/40	2,515	3,030
Pitney Bowes Inc.	5.250%	1/15/37	920	935
SAIC Inc.	5.950%	12/1/40	60	62
Science Applications International Corp.	5.500%	7/1/33	365	363
Tyco Electronics Group SA	7.125%	10/1/37	370	478
Xerox Corp.	6.750%	12/15/39	910	1,073

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Transportation (2.9%)
1	BNSF Funding Trust I	6.613%	12/15/55	220	251
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	60	81
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	69
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	45	56
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	600	755
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,860	2,240
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	785	866
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	920	1,067
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	330	360
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,095	1,108
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,175	1,191
	Canadian National Railway Co.	6.900%	7/15/28	310	421
	Canadian National Railway Co.	6.250%	8/1/34	45	61
	Canadian National Railway Co.	6.200%	6/1/36	485	648
	Canadian National Railway Co.	6.375%	11/15/37	1,280	1,797
	Canadian National Railway Co.	3.500%	11/15/42	1,000	949
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,275	1,408
	Canadian Pacific Railway Co.	7.125%	10/15/31	395	517
	Canadian Pacific Railway Co.	5.950%	5/15/37	835	1,000
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	50	60
	Con-way Inc.	6.700%	5/1/34	355	376
1	Continental Airlines 2012-1
	Class A Pass Through Trust	4.150%	10/11/25	840	875
1	Continental Airlines 2012-2
	Class A Pass Through Trust	4.000%	4/29/26	925	962
	CSX Corp.	6.000%	10/1/36	575	693
	CSX Corp.	6.150%	5/1/37	410	505
	CSX Corp.	6.220%	4/30/40	1,395	1,747
	CSX Corp.	5.500%	4/15/41	870	1,003
	CSX Corp.	4.750%	5/30/42	715	747
	CSX Corp.	4.400%	3/1/43	500	499
	CSX Corp.	4.100%	3/15/44	1,425	1,356
	FedEx Corp.	3.875%	8/1/42	285	268
	Norfolk Southern Corp.	5.590%	5/17/25	424	516
	Norfolk Southern Corp.	7.250%	2/15/31	1,130	1,568
	Norfolk Southern Corp.	7.050%	5/1/37	300	423
	Norfolk Southern Corp.	4.837%	10/1/41	983	1,070
	Norfolk Southern Corp.	3.950%	10/1/42	975	925
	Norfolk Southern Corp.	6.000%	3/15/05	502	609
	Norfolk Southern Corp.	6.000%	5/23/11	550	674
	Union Pacific Corp.	7.125%	2/1/28	35	47
	Union Pacific Corp.	6.625%	2/1/29	1,310	1,753
	Union Pacific Corp.	6.150%	5/1/37	45	57
	Union Pacific Corp.	5.780%	7/15/40	705	869
	Union Pacific Corp.	4.750%	9/15/41	450	492
	Union Pacific Corp.	4.300%	6/15/42	600	616
	United Parcel Service Inc.	6.200%	1/15/38	2,070	2,789
	United Parcel Service Inc.	4.875%	11/15/40	720	831
	United Parcel Service Inc.	3.625%	10/1/42	875	838
	United Parcel Service of America Inc.	8.375%	4/1/30	25	37
1	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	500	558
1	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	525	547
					826,058

146

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utilities (17.5%)
Electric (12.5%)
AEP Texas Central Co.	6.650%	2/15/33	325	410
Alabama Power Co.	5.650%	3/15/35	525	568
Alabama Power Co.	6.125%	5/15/38	560	727
Alabama Power Co.	6.000%	3/1/39	445	575
Alabama Power Co.	5.500%	3/15/41	45	55
Alabama Power Co.	5.200%	6/1/41	480	568
Alabama Power Co.	4.100%	1/15/42	40	41
Alabama Power Co.	3.850%	12/1/42	500	494
Appalachian Power Co.	5.800%	10/1/35	500	590
Appalachian Power Co.	6.375%	4/1/36	335	420
Appalachian Power Co.	7.000%	4/1/38	1,380	1,868
Arizona Public Service Co.	5.500%	9/1/35	30	36
Arizona Public Service Co.	5.050%	9/1/41	445	510
Arizona Public Service Co.	4.500%	4/1/42	725	767
Baltimore Gas & Electric Co.	6.350%	10/1/36	570	744
Carolina Power & Light Co.	6.300%	4/1/38	650	866
Carolina Power & Light Co.	4.100%	5/15/42	820	833
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	42
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,075	1,014
Cleco Power LLC	6.500%	12/1/35	330	406
Cleco Power LLC	6.000%	12/1/40	235	276
Cleveland Electric Illuminating Co.	5.500%	8/15/24	825	977
Cleveland Electric Illuminating Co.	5.950%	12/15/36	30	34
Commonwealth Edison Co.	5.875%	2/1/33	185	234
Commonwealth Edison Co.	5.900%	3/15/36	980	1,249
Commonwealth Edison Co.	6.450%	1/15/38	765	1,040
Commonwealth Edison Co.	3.800%	10/1/42	575	558
Connecticut Light & Power Co.	6.350%	6/1/36	851	1,131
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	490	582
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	925	1,174
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	160	210
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	375	501
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	445	630
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,100	1,362
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,385	1,748
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	40	41
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,600	1,604
Delmarva Power & Light Co.	4.000%	6/1/42	60	61
Dominion Resources Inc.	6.300%	3/15/33	365	462
Dominion Resources Inc.	5.250%	8/1/33	1,045	1,191
Dominion Resources Inc.	5.950%	6/15/35	690	857
Dominion Resources Inc.	7.000%	6/15/38	600	837
Dominion Resources Inc.	4.900%	8/1/41	675	745
Dominion Resources Inc.	4.050%	9/15/42	500	487
DTE Electric Co.	6.625%	6/1/36	100	139
DTE Electric Co.	5.700%	10/1/37	420	533
DTE Electric Co.	3.950%	6/15/42	200	202
DTE Energy Co.	6.375%	4/15/33	845	1,059
Duke Energy Carolinas LLC	6.000%	12/1/28	1,150	1,410
Duke Energy Carolinas LLC	6.450%	10/15/32	450	580
Duke Energy Carolinas LLC	6.100%	6/1/37	175	221
Duke Energy Carolinas LLC	6.000%	1/15/38	680	873
Duke Energy Carolinas LLC	6.050%	4/15/38	1,180	1,522

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,260	1,516
	Duke Energy Carolinas LLC	4.250%	12/15/41	410	427
	Duke Energy Carolinas LLC	4.000%	9/30/42	575	577
	Duke Energy Indiana Inc.	6.120%	10/15/35	560	649
	Duke Energy Indiana Inc.	6.350%	8/15/38	680	890
	Duke Energy Indiana Inc.	6.450%	4/1/39	250	332
	Duke Energy Indiana Inc.	4.200%	3/15/42	450	459
	El Paso Electric Co.	6.000%	5/15/35	55	66
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	35	41
	Entergy Louisiana LLC	5.400%	11/1/24	1,390	1,663
	Entergy Louisiana LLC	4.440%	1/15/26	110	125
	Entergy Mississippi Inc.	3.100%	7/1/23	100	100
	Exelon Corp.	5.625%	6/15/35	1,050	1,161
	Exelon Generation Co. LLC	6.250%	10/1/39	1,430	1,678
	Exelon Generation Co. LLC	5.750%	10/1/41	445	492
	Exelon Generation Co. LLC	5.600%	6/15/42	1,038	1,129
	FirstEnergy Corp.	4.250%	3/15/23	1,300	1,299
	FirstEnergy Corp.	7.375%	11/15/31	1,452	1,724
	FirstEnergy Solutions Corp.	6.800%	8/15/39	1,000	1,187
	Florida Power & Light Co.	5.950%	10/1/33	45	59
	Florida Power & Light Co.	5.625%	4/1/34	50	63
	Florida Power & Light Co.	4.950%	6/1/35	565	662
	Florida Power & Light Co.	5.400%	9/1/35	70	85
	Florida Power & Light Co.	6.200%	6/1/36	40	54
	Florida Power & Light Co.	5.650%	2/1/37	425	540
	Florida Power & Light Co.	5.850%	5/1/37	845	1,105
	Florida Power & Light Co.	5.950%	2/1/38	2,250	2,948
	Florida Power & Light Co.	5.960%	4/1/39	760	1,014
	Florida Power & Light Co.	5.690%	3/1/40	555	719
	Florida Power & Light Co.	5.250%	2/1/41	785	964
	Florida Power & Light Co.	5.125%	6/1/41	185	221
	Florida Power & Light Co.	4.125%	2/1/42	395	410
	Florida Power & Light Co.	4.050%	6/1/42	870	895
	Florida Power & Light Co.	3.800%	12/15/42	425	422
	Florida Power Corp.	6.350%	9/15/37	670	892
	Florida Power Corp.	6.400%	6/15/38	1,710	2,291
	Florida Power Corp.	5.650%	4/1/40	145	180
	Georgia Power Co.	5.650%	3/1/37	545	663
	Georgia Power Co.	5.950%	2/1/39	365	462
	Georgia Power Co.	5.400%	6/1/40	1,575	1,861
	Georgia Power Co.	4.750%	9/1/40	230	252
	Georgia Power Co.	4.300%	3/15/42	1,300	1,343
	Iberdrola International BV	6.750%	7/15/36	680	744
	Indiana Michigan Power Co.	6.050%	3/15/37	780	947
	Interstate Power & Light Co.	6.250%	7/15/39	650	848
	Jersey Central Power & Light Co.	6.150%	6/1/37	400	490
1	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	720	808
	Kansas City Power & Light Co.	6.050%	11/15/35	30	36
	Kansas City Power & Light Co.	5.300%	10/1/41	710	793
	Kentucky Utilities Co.	5.125%	11/1/40	810	975
	Louisville Gas & Electric Co.	5.125%	11/15/40	45	54
	MidAmerican Energy Co.	6.750%	12/30/31	350	471
	MidAmerican Energy Co.	5.750%	11/1/35	430	534
	MidAmerican Energy Co.	5.800%	10/15/36	765	961
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	55	82

148

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Holdings Co.	6.125%	4/1/36	3,260	4,089
MidAmerican Energy Holdings Co.	5.950%	5/15/37	335	414
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,350	1,772
Midamerican Funding LLC	6.927%	3/1/29	350	466
Mississippi Power Co.	4.250%	3/15/42	590	594
2 National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,411	1,428
Nevada Power Co.	6.650%	4/1/36	325	436
Nevada Power Co.	6.750%	7/1/37	690	944
Nevada Power Co.	5.375%	9/15/40	410	492
Nevada Power Co.	5.450%	5/15/41	535	649
Northern States Power Co.	5.250%	7/15/35	45	54
Northern States Power Co.	6.250%	6/1/36	1,000	1,350
Northern States Power Co.	6.200%	7/1/37	220	295
Northern States Power Co.	5.350%	11/1/39	575	708
Northern States Power Co.	4.850%	8/15/40	190	219
Northern States Power Co.	3.400%	8/15/42	650	593
NSTAR Electric Co.	5.500%	3/15/40	45	55
Oglethorpe Power Corp.	5.950%	11/1/39	280	344
Oglethorpe Power Corp.	5.375%	11/1/40	1,395	1,610
Ohio Edison Co.	6.875%	7/15/36	345	450
Ohio Power Co.	6.600%	2/15/33	70	90
Ohio Power Co.	5.850%	10/1/35	725	875
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	404
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	35
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	675	884
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	54
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	167
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,370	1,519
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	45	46
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,060	1,196
Pacific Gas & Electric Co.	6.050%	3/1/34	4,270	5,466
Pacific Gas & Electric Co.	5.800%	3/1/37	2,095	2,597
Pacific Gas & Electric Co.	6.350%	2/15/38	160	211
Pacific Gas & Electric Co.	6.250%	3/1/39	395	519
Pacific Gas & Electric Co.	5.400%	1/15/40	415	497
Pacific Gas & Electric Co.	4.500%	12/15/41	1,175	1,259
Pacific Gas & Electric Co.	4.450%	4/15/42	295	314
PacifiCorp	7.700%	11/15/31	120	175
PacifiCorp	5.250%	6/15/35	45	53
PacifiCorp	6.100%	8/1/36	1,935	2,529
PacifiCorp	5.750%	4/1/37	85	108
PacifiCorp	6.250%	10/15/37	1,800	2,412
PacifiCorp	6.000%	1/15/39	255	334
PacifiCorp	4.100%	2/1/42	185	191
Pennsylvania Electric Co.	6.150%	10/1/38	355	417
Potomac Electric Power Co.	6.500%	11/15/37	1,320	1,813
Potomac Electric Power Co.	7.900%	12/15/38	45	72
PPL Electric Utilities Corp.	6.250%	5/15/39	245	332
PPL Electric Utilities Corp.	5.200%	7/15/41	945	1,134
Progress Energy Inc.	7.750%	3/1/31	860	1,190
Progress Energy Inc.	7.000%	10/30/31	535	692
Progress Energy Inc.	6.000%	12/1/39	845	1,031
PSEG Power LLC	8.625%	4/15/31	1,065	1,563
Public Service Co. of Colorado	6.250%	9/1/37	700	940
Public Service Co. of Colorado	6.500%	8/1/38	45	63

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Co. of Colorado	4.750%	8/15/41	255	291
Public Service Co. of Colorado	3.600%	9/15/42	325	309
Public Service Co. of Oklahoma	6.625%	11/15/37	25	33
Public Service Electric & Gas Co.	5.700%	12/1/36	650	828
Public Service Electric & Gas Co.	5.800%	5/1/37	605	781
Public Service Electric & Gas Co.	5.375%	11/1/39	5	6
Public Service Electric & Gas Co.	5.500%	3/1/40	535	673
Public Service Electric & Gas Co.	3.950%	5/1/42	270	276
Public Service Electric & Gas Co.	3.650%	9/1/42	650	631
Public Service Electric & Gas Co.	3.800%	1/1/43	325	324
Puget Sound Energy Inc.	5.483%	6/1/35	50	61
Puget Sound Energy Inc.	6.274%	3/15/37	185	244
Puget Sound Energy Inc.	5.757%	10/1/39	70	89
Puget Sound Energy Inc.	5.795%	3/15/40	1,390	1,780
Puget Sound Energy Inc.	5.764%	7/15/40	40	51
Puget Sound Energy Inc.	5.638%	4/15/41	1,365	1,725
Puget Sound Energy Inc.	4.434%	11/15/41	485	526
San Diego Gas & Electric Co.	6.000%	6/1/26	670	897
San Diego Gas & Electric Co.	5.350%	5/15/35	640	787
San Diego Gas & Electric Co.	6.125%	9/15/37	45	61
San Diego Gas & Electric Co.	6.000%	6/1/39	655	886
San Diego Gas & Electric Co.	5.350%	5/15/40	20	25
San Diego Gas & Electric Co.	4.500%	8/15/40	405	453
San Diego Gas & Electric Co.	3.950%	11/15/41	830	858
San Diego Gas & Electric Co.	4.300%	4/1/42	60	65
Scottish Power Ltd.	5.810%	3/15/25	600	652
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	605
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	35
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,210	1,557
South Carolina Electric & Gas Co.	5.450%	2/1/41	265	323
South Carolina Electric & Gas Co.	4.350%	2/1/42	915	964
Southern California Edison Co.	6.650%	4/1/29	45	59
Southern California Edison Co.	6.000%	1/15/34	1,105	1,444
Southern California Edison Co.	5.750%	4/1/35	70	88
Southern California Edison Co.	5.350%	7/15/35	45	54
Southern California Edison Co.	5.550%	1/15/36	20	25
Southern California Edison Co.	5.625%	2/1/36	40	50
Southern California Edison Co.	5.550%	1/15/37	820	1,014
Southern California Edison Co.	5.950%	2/1/38	1,605	2,091
Southern California Edison Co.	6.050%	3/15/39	975	1,290
Southern California Edison Co.	5.500%	3/15/40	95	119
Southern California Edison Co.	4.500%	9/1/40	1,180	1,287
Southern California Edison Co.	3.900%	12/1/41	545	547
Southern Power Co.	5.150%	9/15/41	950	1,081
Southwestern Electric Power Co.	6.200%	3/15/40	320	394
Southwestern Public Service Co.	4.500%	8/15/41	550	599
Tampa Electric Co.	6.550%	5/15/36	430	594
Tampa Electric Co.	6.150%	5/15/37	340	449
Tampa Electric Co.	4.100%	6/15/42	200	207
Toledo Edison Co.	6.150%	5/15/37	970	1,194
TransAlta Corp.	6.500%	3/15/40	375	395
Union Electric Co.	5.300%	8/1/37	45	53
Union Electric Co.	8.450%	3/15/39	995	1,659
Union Electric Co.	3.900%	9/15/42	675	674
Virginia Electric & Power Co.	6.000%	1/15/36	605	785

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virginia Electric & Power Co.	6.000%	5/15/37	1,510	1,974
Virginia Electric & Power Co.	6.350%	11/30/37	565	767
Virginia Electric & Power Co.	8.875%	11/15/38	510	864
Virginia Electric & Power Co.	4.000%	1/15/43	575	588
Westar Energy Inc.	4.125%	3/1/42	490	513
Wisconsin Electric Power Co.	5.625%	5/15/33	580	722
Wisconsin Electric Power Co.	5.700%	12/1/36	140	180
Wisconsin Electric Power Co.	3.650%	12/15/42	225	217
Wisconsin Power & Light Co.	6.375%	8/15/37	609	829
Wisconsin Public Service Corp.	3.671%	12/1/42	400	393
Xcel Energy Inc.	6.500%	7/1/36	250	334
Xcel Energy Inc.	4.800%	9/15/41	925	1,038

Natural Gas (4.7%)
AGL Capital Corp.	6.000%	10/1/34	175	216
AGL Capital Corp.	5.875%	3/15/41	1,005	1,268
Atmos Energy Corp.	5.500%	6/15/41	550	666
Atmos Energy Corp.	4.150%	1/15/43	650	658
CenterPoint Energy Resources Corp.	6.625%	11/1/37	255	334
CenterPoint Energy Resources Corp.	5.850%	1/15/41	554	686
DCP Midstream LLC	8.125%	8/16/30	495	639
El Paso Natural Gas Co. LLC	8.375%	6/15/32	400	565
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	524
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	625	599
Enbridge Energy Partners LP	7.500%	4/15/38	940	1,171
Enbridge Energy Partners LP	5.500%	9/15/40	400	420
Energy Transfer Partners LP	6.625%	10/15/36	355	409
Energy Transfer Partners LP	7.500%	7/1/38	1,005	1,269
Energy Transfer Partners LP	6.050%	6/1/41	1,356	1,494
Energy Transfer Partners LP	6.500%	2/1/42	1,205	1,395
Energy Transfer Partners LP	5.150%	2/1/43	575	578
Enterprise Products Operating LLC	6.875%	3/1/33	1,040	1,310
Enterprise Products Operating LLC	6.650%	10/15/34	685	853
Enterprise Products Operating LLC	5.750%	3/1/35	250	285
Enterprise Products Operating LLC	7.550%	4/15/38	390	532
Enterprise Products Operating LLC	6.125%	10/15/39	1,310	1,553
Enterprise Products Operating LLC	6.450%	9/1/40	510	628
Enterprise Products Operating LLC	5.950%	2/1/41	1,765	2,062
Enterprise Products Operating LLC	5.700%	2/15/42	340	386
Enterprise Products Operating LLC	4.850%	8/15/42	590	602
Enterprise Products Operating LLC	4.450%	2/15/43	725	707
KeySpan Corp.	8.000%	11/15/30	240	330
KeySpan Corp.	5.803%	4/1/35	65	74
Kinder Morgan Energy Partners LP	3.500%	9/1/23	100	101
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	453
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	403
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	738
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	56
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,265	1,517
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,100	1,386
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,655	1,988
Kinder Morgan Energy Partners LP	6.550%	9/15/40	100	123
Kinder Morgan Energy Partners LP	6.375%	3/1/41	495	594
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,240	1,366
Kinder Morgan Energy Partners LP	5.000%	8/15/42	850	865

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.000%	3/1/43	125	127
Magellan Midstream Partners LP	6.400%	5/1/37	40	49
Magellan Midstream Partners LP	4.200%	12/1/42	875	830
Nisource Finance Corp.	6.250%	12/15/40	590	705
Nisource Finance Corp.	5.950%	6/15/41	965	1,089
Nisource Finance Corp.	5.800%	2/1/42	25	28
Nisource Finance Corp.	5.250%	2/15/43	505	532
ONEOK Inc.	6.000%	6/15/35	490	547
ONEOK Partners LP	6.650%	10/1/36	125	154
ONEOK Partners LP	6.850%	10/15/37	685	868
ONEOK Partners LP	6.125%	2/1/41	1,690	1,959
Plains All American Pipeline LP /
PAA Finance Corp.	6.700%	5/15/36	265	333
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	1,160	1,493
Plains All American Pipeline LP /
PAA Finance Corp.	5.150%	6/1/42	345	378
Plains All American Pipeline LP /
PAA Finance Corp.	4.300%	1/31/43	425	410
Sempra Energy	6.000%	10/15/39	1,690	2,110
Southern California Gas Co.	5.750%	11/15/35	25	32
Southern California Gas Co.	3.750%	9/15/42	475	469
Southern Natural Gas Co. LLC	8.000%	3/1/32	520	734
Southern Union Co.	7.600%	2/1/24	255	328
Southern Union Co.	8.250%	11/15/29	264	338
Spectra Energy Capital LLC	3.300%	3/15/23	750	744
Spectra Energy Capital LLC	7.500%	9/15/38	360	489
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	235	288
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	625	711
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	400	398
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,010	1,359
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	88
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	334
Texas Eastern Transmission LP	7.000%	7/15/32	565	763
TransCanada PipeLines Ltd.	5.600%	3/31/34	60	72
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,735	2,161
TransCanada PipeLines Ltd.	6.200%	10/15/37	805	1,031
TransCanada PipeLines Ltd.	7.250%	8/15/38	780	1,092
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,187	1,746
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,020	1,313
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	705	710
Williams Cos. Inc.	7.500%	1/15/31	287	356
Williams Cos. Inc.	7.750%	6/15/31	456	576
Williams Cos. Inc.	8.750%	3/15/32	876	1,198
Williams Partners LP	6.300%	4/15/40	2,025	2,388

Other Utility (0.3%)
American Water Capital Corp.	6.593%	10/15/37	1,255	1,642
American Water Capital Corp.	4.300%	12/1/42	75	77
United Utilities plc	6.875%	8/15/28	745	885
Veolia Environnement SA	6.750%	6/1/38	625	745
				233,420
Total Corporate Bonds (Cost $1,269,919)				1,309,915

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.2%)
Harvard University Massachusetts GO	4.875%	10/15/40	575	680
New York University Hospitals Center GO	4.428%	7/1/42	500	486
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	75
Princeton University New Jersey GO	5.700%	3/1/39	760	1,006
Tufts University Massachusetts GO	5.017%	4/15/12	325	354
University of Pennsylvania GO	4.674%	9/1/12	275	296
University of Southern California Revenue	5.250%	10/1/11	415	494
Total Taxable Municipal Bonds (Cost $3,387)				3,391

			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
4 Vanguard Market Liquidity Fund (Cost $1,402)	0.143%		1,401,883	1,402
Total Investments (98.8%) (Cost $1,275,614)				1,315,614
Other Assets and Liabilities (1.2%)
Other Assets				41,424
Liabilities				(25,775)
				15,649
Net Assets (100%)				1,331,263

Long-Term Corporate Bond Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,289,524
Overdistributed Net Investment Income	(7)
Accumulated Net Realized Gains	1,750
Unrealized Appreciation (Depreciation)
Investment Securities	40,000
Futures Contracts	(4)
Net Assets	1,331,263

Signal Shares—Net Assets
Applicable to 732,984 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,682
Net Asset Value Per Share—Signal Shares	$24.12

Institutional Shares—Net Assets
Applicable to 7,252,267 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	217,218
Net Asset Value Per Share—Institutional Shares	$29.95

ETF Shares—Net Assets
Applicable to 12,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,096,363
Net Asset Value Per Share—ETF Shares	$89.87

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $19,786,000, representing 1.5% of net assets.
3 Securities with a value of $388,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	30,086
Total Income	30,086
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—Signal Shares	7
Management and Administrative—Institutional Shares	63
Management and Administrative—ETF Shares	482
Marketing and Distribution—Signal Shares	2
Marketing and Distribution—Institutional Shares	19
Marketing and Distribution—ETF Shares	138
Custodian Fees	12
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	26
Trustees’ Fees and Expenses	1
Total Expenses	765
Net Investment Income	29,321
Realized Net Gain (Loss)
Investment Securities Sold	10,397
Futures Contracts	189
Realized Net Gain (Loss)	10,586
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(43,583)
Futures Contracts	(84)
Change in Unrealized Appreciation (Depreciation)	(43,667)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,760)
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,321	31,300
Realized Net Gain (Loss)	10,586	2,495
Change in Unrealized Appreciation (Depreciation)	(43,667)	78,890
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,760)	112,685
Distributions
Net Investment Income
Signal Shares	(347)	(548)
Institutional Shares	(4,333)	(1,254)
ETF Shares	(24,640)	(29,507)
Realized Capital Gain[1]
Signal Shares	(38)	—
Institutional Shares	(527)	—
ETF Shares	(2,822)	—
Total Distributions	(32,707)	(31,309)
Capital Share Transactions
Signal Shares	3,417	3,766
Institutional Shares	59,126	147,853
ETF Shares	94,291	679,038
Net Increase (Decrease) from Capital Share Transactions	156,834	830,657
Total Increase (Decrease)	120,367	912,033
Net Assets
Beginning of Period	1,210,896	298,863
End of Period[2]	1,331,263	1,210,896

1 Includes fiscal 2013 short-term gain distributions totaling $2,936,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,000) and ($8,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months			Jan. 19,
	Ended			2010[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.74	$21.69	$22.00	$20.12
Investment Operations
Net Investment Income	.534	1.068	1.100	.680
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.560)	3.051	(.246)	1.936
Total from Investment Operations	(.026)	4.119	.854	2.616
Distributions
Dividends from Net Investment Income	(.534)	(1.069)	(1.100)	(.736)
Distributions from Realized Capital Gains	(.060)	—	(.064)	—
Total Distributions	(.594)	(1.069)	(1.164)	(.736)
Net Asset Value, End of Period	$24.12	$24.74	$21.69	$22.00

Total Return[3]	-0.12%	19.43%	4.21%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$15	$9	$4
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	4.42%	4.73%	5.36%	5.65%[4]
Portfolio Turnover Rate[5]	54%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.01, $.01, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.71	$26.93	$27.32	$24.89
Investment Operations
Net Investment Income	.667	1.337	1.377	1.090
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.685)	3.780	(.308)	2.428
Total from Investment Operations	(.018)	5.117	1.069	3.518
Distributions
Dividends from Net Investment Income	(.667)	(1.337)	(1.379)	(1.088)
Distributions from Realized Capital Gains	(.075)	—	(.080)	—
Total Distributions	(.742)	(1.337)	(1.459)	(1.088)
Net Asset Value, End of Period	$29.95	$30.71	$26.93	$27.32

Total Return[3]	-0.07%	19.44%	4.25%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$164	$15	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	4.45%	4.76%	5.41%	5.71%[4]
Portfolio Turnover Rate[5]	54%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.01, $.00, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended			2009[1] to
	February 28,	Year Ended August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$92.15	$80.80	$81.96	$74.67
Investment Operations
Net Investment Income	1.991	3.980	4.091	3.236
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.057)	11.351	(.917)	7.286
Total from Investment Operations	(.066)	15.331	3.174	10.522
Distributions
Dividends from Net Investment Income	(1.990)	(3.981)	(4.095)	(3.232)
Distributions from Realized Capital Gains	(.224)	—	(.239)	—
Total Distributions	(2.214)	(3.981)	(4.334)	(3.232)
Net Asset Value, End of Period	$89.87	$92.15	$80.80	$81.96

Total Return	-0.09%	19.40%	4.19%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,096	$1,032	$275	$66
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.42%	4.73%	5.36%	5.65%[3]
Portfolio Turnover Rate[4]	54%	71%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.04, $.02, $.07, and $.10.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Long-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $177,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	906	—
Corporate Bonds	—	1,309,915	—
Taxable Municipal Bonds	—	3,391	—
Temporary Cash Investments	1,402	—	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	1,390	1,314,212	—
1 Represents variation margin on the last day of the reporting period.

Long-Term Corporate Bond Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	June 2013	(20)	(3,160)	—
30-Year U.S. Treasury Bond	June 2013	7	1,006	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2013, the fund realized $7,301,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2013, the cost of investment securities for tax purposes was $1,275,704,000. Net unrealized appreciation of investment securities for tax purposes was $39,910,000, consisting of unrealized gains of $50,860,000 on securities that had risen in value since their purchase and $10,950,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $402,391,000 of investment securities and sold $243,133,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $184,921,000 and $184,277,000, respectively. Total purchases and sales include $167,973,000 and $79,583,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Long-Term Corporate Bond Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	3,159	128	3,773	163
Issued in Lieu of Cash Distributions	384	16	547	23
Redeemed	(126)	(5)	(554)	(24)
Net Increase (Decrease)—Signal Shares	3,417	139	3,766	162
Institutional Shares
Issued[1]	54,266	1,750	156,689	5,103
Issued in Lieu of Cash Distributions	4,860	160	1,254	43
Redeemed	—	—	(10,090)	(352)
Net Increase (Decrease) —Institutional Shares	59,126	1,910	147,853	4,794
ETF Shares
Issued[1]	175,569	1,900	679,038	7,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(81,278)	(900)	—	—
Net Increase (Decrease)—ETF Shares	94,291	1,000	679,038	7,800
1 Includes purchase fees for fiscal 2013 and 2012 of $573,000 and $238,000, respectively (fund totals).

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics

	Signal	ETF
	Shares	Shares
Ticker Symbol	VMBSX	VMBS
Expense Ratio[1]	0.12%	0.12%
30-Day SEC Yield	0.31%	0.31%

Financial Attributes
		Barclays
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	492[2]	790	8,148
Yield to Maturity
(before expenses)	2.4%	2.5%	1.8%
Average Coupon	4.3%	4.3%	3.5%
Average Duration	3.5 years	3.7 years	5.3 years
Average Effective
Maturity	5.2 years	5.5 years	7.2 years
Short-Term
Reserves	1.5%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	MBS	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.97	0.58
Beta	1.07	0.52

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.5%
1 - 3 Years	6.5
3 - 5 Years	41.0
5 - 10 Years	50.4
10 - 20 Years	0.6

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.4%
Aaa	1.6

For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
Below 5%	86.3%
5% - 6%	11.7
Above 6%	2.0

Investment Focus

1 The expense ratios shown are from the prospectus dated December 21, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.12% for Signal Shares and 0.12% for ETF Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2013
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11
2012	3.62	3.62
2013	-0.24	-0.13
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/3/2009	2.54%	1.91%	2.24%	4.15%
ETF Shares	11/19/2009
Market Price		2.40			4.16
Net Asset Value		2.47			4.16

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (98.6%)
	U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	0.750%	2/28/18	1,600	1,599

	Conventional Mortgage-Backed Securities (95.7%)
	[1,2,3] Fannie Mae Pool	2.000%	3/1/28	750	761
	[1,2,3] Fannie Mae Pool	2.500%	8/1/27–3/1/43	13,477	13,962
	[1,2,3] Fannie Mae Pool	3.000%	4/1/27–4/1/43	35,548	37,081
	[1,2,3] Fannie Mae Pool	3.500%	10/1/21–4/1/43	49,833	52,741
	[1,2,3] Fannie Mae Pool	4.000%	7/1/18–4/1/43	53,501	57,203
	[1,2,3] Fannie Mae Pool	4.500%	2/1/18–3/1/43	40,880	44,111
	[1,2,3] Fannie Mae Pool	5.000%	12/1/14–4/1/43	34,983	38,094
	[1,2,3] Fannie Mae Pool	5.500%	12/1/16–4/1/43	29,382	32,153
	[1,2,3] Fannie Mae Pool	6.000%	12/1/13–3/1/43	21,378	23,567
	[1,2,3] Fannie Mae Pool	6.500%	4/1/16–3/1/43	8,757	9,732
[2,3]	Fannie Mae Pool	7.000%	12/1/15–10/1/37	796	912
[2,3]	Fannie Mae Pool	7.500%	11/1/22	19	22
	[1,2,3] Freddie Mac Gold Pool	2.000%	3/1/28	975	987
	[1,2,3] Freddie Mac Gold Pool	2.500%	3/1/28–3/1/43	7,975	8,211
	[1,2,3] Freddie Mac Gold Pool	3.000%	3/1/27–3/1/43	18,666	19,401
	[1,2,3] Freddie Mac Gold Pool	3.500%	7/1/25–3/1/43	25,433	26,797
	[1,2,3] Freddie Mac Gold Pool	4.000%	7/1/18–3/1/43	29,494	31,352
	[1,2,3] Freddie Mac Gold Pool	4.500%	5/1/14–3/1/43	27,262	29,169
	[1,2,3] Freddie Mac Gold Pool	5.000%	9/1/15–3/1/43	22,107	23,785
	[1,2,3] Freddie Mac Gold Pool	5.500%	4/1/14–4/1/43	20,691	22,500
	[1,2,3] Freddie Mac Gold Pool	6.000%	4/1/14–3/1/43	12,920	14,194
[2,3]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,530	5,096
[2,3]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	824	942
[2,3]	Freddie Mac Gold Pool	8.000%	11/1/22	3	3
[1,2]	Ginnie Mae I Pool	3.000%	2/15/26–3/1/43	2,344	2,457
[1,2]	Ginnie Mae I Pool	3.500%	2/15/26–3/1/43	5,637	6,076
[1,2]	Ginnie Mae I Pool	4.000%	7/15/24–3/1/43	12,331	13,402
[1,2]	Ginnie Mae I Pool	4.500%	9/15/18–3/1/43	17,414	19,053
[1,2]	Ginnie Mae I Pool	5.000%	1/15/18–3/1/43	11,157	12,215
[1,2]	Ginnie Mae I Pool	5.500%	10/15/32–3/1/43	5,837	6,435
[1,2]	Ginnie Mae I Pool	6.000%	4/15/28–3/1/43	5,642	6,402
2	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	866	989
2	Ginnie Mae I Pool	7.000%	10/15/27	13	15
[1,2]	Ginnie Mae II Pool	3.000%	10/20/26–3/1/43	11,785	12,357

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,2]	Ginnie Mae II Pool	3.500%	12/20/25–3/1/43	29,953	32,111
[1,2]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/43	20,960	22,651
[1,2]	Ginnie Mae II Pool	4.500%	4/20/18–4/1/43	24,424	26,669
[1,2]	Ginnie Mae II Pool	5.000%	6/20/33–3/1/43	16,382	18,117
[1,2]	Ginnie Mae II Pool	5.500%	12/20/33–7/20/42	6,817	7,490
2	Ginnie Mae II Pool	6.000%	1/20/32–12/20/41	2,527	2,847
2	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	2,340	2,661
2	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	126	143
					684,866
Nonconventional Mortgage-Backed Securities (2.7%)
[2,3]	Fannie Mae Pool	2.215%	9/1/42	936	972
[2,3,4] Fannie Mae Pool		2.435%	9/1/37	33	36
[2,3]	Fannie Mae Pool	2.550%	10/1/40	404	419
[2,3]	Fannie Mae Pool	2.612%	11/1/41	182	189
[2,3]	Fannie Mae Pool	2.619%	12/1/41	188	196
[2,3]	Fannie Mae Pool	2.696%	1/1/42	190	197
[2,3]	Fannie Mae Pool	2.779%	3/1/42	835	876
[2,3]	Fannie Mae Pool	2.828%	3/1/41	47	49
[2,3]	Fannie Mae Pool	2.890%	11/1/41	479	495
[2,3]	Fannie Mae Pool	2.917%	12/1/40	298	311
[2,3]	Fannie Mae Pool	2.974%	5/1/42	268	289
[2,3]	Fannie Mae Pool	3.020%	3/1/41–3/1/42	1,270	1,344
[2,3]	Fannie Mae Pool	3.111%	2/1/41	30	31
[2,3]	Fannie Mae Pool	3.134%	12/1/40	46	48
[2,3]	Fannie Mae Pool	3.156%	2/1/41	66	69
[2,3]	Fannie Mae Pool	3.186%	12/1/40	49	51
[2,3]	Fannie Mae Pool	3.237%	10/1/40	74	77
[2,3]	Fannie Mae Pool	3.279%	11/1/40	49	51
[2,3]	Fannie Mae Pool	3.289%	1/1/40	12	13
[2,3]	Fannie Mae Pool	3.439%	12/1/39	586	616
[2,3]	Fannie Mae Pool	3.488%	10/1/39	92	97
[2,3]	Fannie Mae Pool	3.503%	5/1/40	25	26
[2,3]	Fannie Mae Pool	3.538%	3/1/40	26	27
[2,3]	Fannie Mae Pool	3.550%	7/1/41	475	518
[2,3]	Fannie Mae Pool	3.580%	8/1/39	105	111
[2,3]	Fannie Mae Pool	3.591%	4/1/41	229	242
[2,3]	Fannie Mae Pool	3.606%	11/1/39	92	97
[2,3]	Fannie Mae Pool	3.698%	5/1/40	1,265	1,337
[2,3]	Fannie Mae Pool	3.826%	9/1/40	726	767
[2,3]	Fannie Mae Pool	5.096%	3/1/38	93	102
[2,3]	Fannie Mae Pool	5.672%	4/1/37	54	59
[2,3]	Freddie Mac Non Gold Pool	2.568%	2/1/42	330	340
[2,3,4] Freddie Mac Non Gold Pool		2.688%	10/1/37	27	28
[2,3]	Freddie Mac Non Gold Pool	2.703%	12/1/40	150	156
[2,3]	Freddie Mac Non Gold Pool	2.799%	1/1/41	176	183
[2,3]	Freddie Mac Non Gold Pool	2.933%	2/1/41	47	50
[2,3]	Freddie Mac Non Gold Pool	2.952%	2/1/41	724	759
[2,3]	Freddie Mac Non Gold Pool	3.097%	6/1/41	568	597
[2,3]	Freddie Mac Non Gold Pool	3.346%	5/1/40	8	8
[2,3]	Freddie Mac Non Gold Pool	3.422%	4/1/40	34	35
[2,3]	Freddie Mac Non Gold Pool	3.423%	3/1/42	451	489
[2,3]	Freddie Mac Non Gold Pool	3.498%	8/1/40	121	127
[2,3]	Freddie Mac Non Gold Pool	3.554%	11/1/39	96	102
[2,3]	Freddie Mac Non Gold Pool	3.603%	6/1/40	397	419
[2,3]	Freddie Mac Non Gold Pool	3.622%	1/1/40	76	80

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2,3]	Freddie Mac Non Gold Pool	3.642%	6/1/40	186	196
[2,3]	Freddie Mac Non Gold Pool	3.683%	9/1/40	173	183
[2,3]	Freddie Mac Non Gold Pool	3.993%	3/1/40	158	167
[2,3]	Freddie Mac Non Gold Pool	4.015%	12/1/39	87	93
[2,3]	Freddie Mac Non Gold Pool	4.901%	12/1/35	87	91
[2,3]	Freddie Mac Non Gold Pool	5.254%	3/1/38	439	479
[2,3]	Freddie Mac Non Gold Pool	6.407%	2/1/37	48	52
2	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	3,086	3,248
2	Ginnie Mae II Pool	3.000%	4/20/41–11/20/41	235	245
2	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	703	748
2	Ginnie Mae II Pool	3.750%	1/20/40	90	95
2	Ginnie Mae II Pool	4.000%	10/20/39–12/20/39	647	692
					19,374
Total U.S. Government and Agency Obligations (Cost $704,504)					705,839

				Shares
Temporary Cash Investment (38.8%)
Money Market Fund (38.8%)
5	Vanguard Market Liquidity Fund (Cost $278,028)	0.143%		278,028,204	278,028
Total Investments (137.4%) (Cost $982,532)					983,867
Other Assets and Liabilities (-37.4%)
Other Assets					52,484
Liabilities					(320,500)
					(268,016)
Net Assets (100%)					715,851

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers					705,839
Affiliated Vanguard Funds					278,028
Total Investments in Securities					983,867
Receivables for Investment Securities Sold					48,418
Other Assets					4,066
Total Assets					1,036,351
Liabilities
Payables for Investment Securities Purchased					319,526
Other Liabilities					974
Total Liabilities					320,500
Net Assets					715,851

Mortgage-Backed Securities Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	715,697
Overdistributed Net Investment Income	(6)
Accumulated Net Realized Losses	(1,175)
Unrealized Appreciation (Depreciation)	1,335
Net Assets	715,851

Signal Shares—Net Assets
Applicable to 15,821,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	330,073
Net Asset Value Per Share—Signal Shares	$20.86

ETF Shares—Net Assets
Applicable to 7,400,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	385,778
Net Asset Value Per Share—ETF Shares	$52.13

See Note A in Notes to Financial Statements.
1 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	1,672
Total Income	1,672
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—Signal Shares	117
Management and Administrative—Institutional Shares	2
Management and Administrative—ETF Shares	110
Marketing and Distribution—Signal Shares	22
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	33
Custodian Fees	42
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	11
Total Expenses	346
Net Investment Income	1,326
Realized Net Gain (Loss) on Investment Securities Sold	82
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,730)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,322)
1 Interest income from an affiliated company of the fund was $182,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,326	2,859
Realized Net Gain (Loss)	82	1,846
Change in Unrealized Appreciation (Depreciation)	(2,730)	2,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,322)	6,973
Distributions
Net Investment Income
Signal Shares	(633)	(290)
Institutional Shares	(26)	(58)
ETF Shares	(692)	(2,485)
Realized Capital Gain[1]
Signal Shares	(1,465)	(78)
Institutional Shares	(73)	—
ETF Shares	(1,423)	(633)
Total Distributions	(4,312)	(3,544)
Capital Share Transactions
Signal Shares	121,576	195,740
Institutional Shares	(14,603)	14,637
ETF Shares	141,147	171,898
Net Increase (Decrease) from Capital Share Transactions	248,120	382,275
Total Increase (Decrease)	242,486	385,704
Net Assets
Beginning of Period	473,365	87,661
End of Period[2]	715,851	473,365

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $2,873,000 and $682,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,000) and $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Signal Shares
	Six Months			Dec. 3,
	Ended	Year Ended		2009[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.06	$20.76	$20.52	$20.04
Investment Operations
Net Investment Income	.048	.344	.456	.332
Net Realized and Unrealized Gain (Loss) on Investments	(.098)	.399	.569	.487
Total from Investment Operations	(.050)	.743	1.025	.819
Distributions
Dividends from Net Investment Income	(.048)	(.342)	(.456)	(.339)
Distributions from Realized Capital Gains	(.102)	(.101)	(.329)	—
Total Distributions	(.150)	(.443)	(.785)	(.339)
Net Asset Value, End of Period	$20.86	$21.06	$20.76	$20.52

Total Return[2]	-0.24%	3.63%	5.16%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$330	$211	$15	$6
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	0.46%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate[4]	716%	529%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Includes 501%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
	Aug. 31	May 9,
	2012 to	2012[1] to
	Jan. 22,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013[2]	2012
Net Asset Value, Beginning of Period	$28.34	$28.10
Investment Operations
Net Investment Income	.042	.137
Net Realized and Unrealized Gain (Loss) on Investments	(.146)	.218
Total from Investment Operations	(.104)	.355
Distributions
Dividends from Net Investment Income	(.049)	(.115)
Distributions from Realized Capital Gains	(.137)	—
Total Distributions	(.186)	(.115)
Net Asset Value, End of Period	$28.05[2]	$28.34

Total Return[3]	-0.37%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0	$15
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	0.35%	1.60%[4]
Portfolio Turnover Rate	716%	529%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of January 22, 2013, at which date all shares were redeemed.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Includes 501% and 231% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
	Six Months			Nov. 19,
	Ended	Year Ended		2009[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$52.63	$51.90	$51.31	$49.98
Investment Operations
Net Investment Income	.116	.875	1.142	.836
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.243)	.976	1.412	1.338
Total from Investment Operations	(.127)	1.851	2.554	2.174
Distributions
Dividends from Net Investment Income	(.119)	(.868)	(1.142)	(.844)
Distributions from Realized Capital Gains	(.254)	(.253)	(.822)	—
Total Distributions	(.373)	(1.121)	(1.964)	(.844)
Net Asset Value, End of Period	$52.13	$52.63	$51.90	$51.31

Total Return	-0.24%	3.62%	5.14%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$386	$247	$73	$31
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	0.46%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate[4]	716%	529%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.02, $.00, and $.00
3 Annualized.
4 Includes 501%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. All outstanding Institutional Shares were redeemed on January 22, 2013. The fund has not issued any additional Institutional Shares as of February 28, 2013. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

Mortgage-Backed Securities Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $86,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	705,839	—
Temporary Cash Investments	278,028	—	—
Total	278,028	705,839	—

Mortgage-Backed Securities Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2013, the cost of investment securities for tax purposes was $982,536,000. Net unrealized appreciation of investment securities for tax purposes was $1,331,000, consisting of unrealized gains of $2,647,000 on securities that had risen in value since their purchase and $1,316,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $2,336,137,000 of investment securities and sold $2,095,291,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	140,573	6,702	209,248	9,956
Issued in Lieu of Cash Distributions	838	40	277	13
Redeemed	(19,835)	(947)	(13,785)	(663)
Net Increase (Decrease)—Signal Shares	121,576	5,795	195,740	9,306
Institutional Shares[2]
Issued	1,573	55	15,173	540
Issued in Lieu of Cash Distributions	99	4	58	2
Redeemed	(16,275)	(580)	(594)	(21)
Net Increase (Decrease)—Institutional Shares	(14,603)	(521)	14,637	521
ETF Shares
Issued	141,147	2,700	171,898	3,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	141,147	2,700	171,898	3,300
1 Includes purchase fees for fiscal 2013 and 2012 of $0 and $98,000, respectively (fund totals).
2 Inception was May 9, 2012. On January 22, 2013, all Institutional Shares were redeemed.

At February 28, 2013, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,001.03	$0.60
Institutional Shares	1,000.00	1,001.26	0.45
ETF Shares	1,000.00	1,001.33	0.60
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$998.83	$0.59
Institutional Shares	1,000.00	998.92	0.45
ETF Shares	1,000.00	998.72	0.59
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$951.03	$0.58
Institutional Shares	1,000.00	951.17	0.44
ETF Shares	1,000.00	951.22	0.58
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,015.99	$0.60
Institutional Shares	1,000.00	1,016.46	0.45
ETF Shares	1,000.00	1,016.30	0.60
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,025.60	$0.60
Institutional Shares	1,000.00	1,025.54	0.45
ETF Shares	1,000.00	1,025.51	0.60
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$998.79	$0.59
Institutional Shares	1,000.00	999.25	0.45
ETF Shares	1,000.00	999.12	0.59
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$997.62	$0.59
ETF Shares	1,000.00	997.58	0.59

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$1,024.20	$0.60
ETF Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares; for the Intermediate-Term Government Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF
Shares; for the Long-Term Government Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares;
for the Short-Term Corporate Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Intermediate-Term Corporate Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Long-Term Corporate Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the
Mortgage-Backed Securities Index Fund, 0.12% for Signal Shares and 0.12% for ETF Shares. The dollar amounts shown as ”Expenses Paid”
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland	Chairman Emeritus and Senior Advisor
Museum of Art.
John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Vanguard ETFs are not sponsored, endorsed, sold,
Direct Investor Account Services > 800-662-2739	or promoted by Barclays. Barclays does not make any
representation regarding the advisability of investing in
Institutional Investor Services > 800-523-1036	Vanguard ETFs or the advisability of investing in
Text Telephone for People	securities generally. Barclays’ only relationship with
With Hearing Impairment > 800-749-7273	Vanguard is the licensing of the Index, which is
determined, composed, and calculated by Barclays
This material may be used in conjunction	without regard to Vanguard or the Vanguard ETFs.
with the offering of shares of any Vanguard	Barclays has no obligation to take the needs of
fund only if preceded or accompanied by	Vanguard or the owners of the Vanguard ETFs into
consideration in determining, composing, or calculating
the fund’s current prospectus.	the Index. Barclays has no obligation or liability in
All comparative mutual fund data are from Lipper Inc. or	connection with administration, marketing, or trading
Morningstar, Inc., unless otherwise noted.	of the Vanguard ETFs. Source of index data: Barclays
Global Family of Indices. Copyright 2013, Barclays. All
You can obtain a free copy of Vanguard’s proxy voting	rights reserved.
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042013

Item 2: Code of Ethics.
Not Applicable.
Item 3: Audit Committee Financial Expert.
Not Applicable.
Item 4: Principal Accountant Fees and Services.
Not Applicable.
Item 5: Audit Committee of Listed Registrants.
Not Applicable.
Item 6: Investments.

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.5%)[1]
Consumer Discretionary (12.3%)
Comcast Corp. Class A	110,363	4,391
Home Depot Inc.	62,948	4,312
Walt Disney Co.	73,471	4,011
McDonald's Corp.	41,787	4,007
* Amazon.com Inc.	14,852	3,925
News Corp. Class A	86,131	2,481
Time Warner Inc.	39,410	2,095
Ford Motor Co.	154,268	1,945
Lowe's Cos. Inc.	46,216	1,763
Starbucks Corp.	31,196	1,710
Target Corp.	27,109	1,707
NIKE Inc. Class B	29,684	1,617
* priceline.com Inc.	2,048	1,408
TJX Cos. Inc.	30,408	1,367
Yum! Brands Inc.	18,865	1,235
Viacom Inc. Class B	20,288	1,186
CBS Corp. Class B	26,568	1,153
* DIRECTV	23,498	1,132
Time Warner Cable Inc.	12,131	1,048
Johnson Controls Inc.	28,070	883
* General Motors Co.	31,535	856
Las Vegas Sands Corp.	16,278	838
* Liberty Global Inc. Class A	10,803	744
* Discovery Communications Inc. Class A	9,828	721
Macy's Inc.	16,978	698
Omnicom Group Inc.	11,249	647
Carnival Corp.	17,208	616
* AutoZone Inc.	1,575	599
VF Corp.	3,651	589
Mattel Inc.	14,098	575
Coach Inc.	11,860	573
* Delphi Automotive plc	13,479	564
Ross Stores Inc.	9,363	543
* Bed Bath & Beyond Inc.	9,450	536
Virgin Media Inc.	11,425	530
Harley-Davidson Inc.	9,431	496
* O'Reilly Automotive Inc.	4,854	494
Sirius XM Radio Inc.	157,292	488
Starwood Hotels & Resorts Worldwide Inc.	8,059	486
* Liberty Interactive Corp. Class A	23,173	484
* Liberty Media Corp.	4,452	481
Thomson Reuters Corp.	15,361	470
Genuine Parts Co.	6,401	455
Limited Brands Inc.	9,866	449
Ralph Lauren Corp. Class A	2,543	441
* Netflix Inc.	2,333	439
Kohl's Corp.	9,517	439
* Dollar Tree Inc.	9,642	436
* Chipotle Mexican Grill Inc. Class A	1,298	411
Gap Inc.	12,408	409
Marriott International Inc. Class A	9,805	387
PVH Corp.	3,150	384
Wynn Resorts Ltd.	3,269	382
Staples Inc.	28,375	374
* CarMax Inc.	9,407	361
Whirlpool Corp.	3,168	358
Tiffany & Co.	5,286	355
* Dollar General Corp.	7,602	352
* BorgWarner Inc.	4,723	351
Wyndham Worldwide Corp.	5,567	335
Nordstrom Inc.	6,036	327

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Tractor Supply Co.	2,989	311
DISH Network Corp. Class A	8,364	291
PetSmart Inc.	4,448	290
H&R Block Inc.	11,136	277
Newell Rubbermaid Inc.	11,853	277
* PulteGroup Inc.	14,076	270
* LKQ Corp.	12,210	259
D.R. Horton Inc.	11,533	257
Lennar Corp. Class A	6,592	254
* Mohawk Industries Inc.	2,379	252
Darden Restaurants Inc.	5,359	248
* TRW Automotive Holdings Corp.	4,106	241
Expedia Inc.	3,645	233
Advance Auto Parts Inc.	3,042	232
Polaris Industries Inc.	2,636	230
Family Dollar Stores Inc.	3,988	230
Interpublic Group of Cos. Inc.	17,955	230
* Fossil Inc.	2,231	229
Ulta Salon Cosmetics & Fragrance Inc.	2,578	228
Scripps Networks Interactive Inc. Class A	3,544	223
Signet Jewelers Ltd.	3,548	217
Lear Corp.	4,066	217
Royal Caribbean Cruises Ltd.	6,153	215
Foot Locker Inc.	6,165	211
* Michael Kors Holdings Ltd.	3,540	210
* MGM Resorts International	16,482	206
* NVR Inc.	202	204
* Jarden Corp.	3,268	203
* Toll Brothers Inc.	5,873	200
Gannett Co. Inc.	9,532	191
Hasbro Inc.	4,706	188
* Panera Bread Co. Class A	1,170	188
Dick's Sporting Goods Inc.	3,726	186
Best Buy Co. Inc.	10,936	180
* Urban Outfitters Inc.	4,395	178
Tupperware Brands Corp.	2,254	176
Leggett & Platt Inc.	5,755	176
* Charter Communications Inc. Class A	2,035	176
* Sally Beauty Holdings Inc.	6,280	174
International Game Technology	10,876	173
Williams-Sonoma Inc.	3,672	167
American Eagle Outfitters Inc.	7,981	165
* TripAdvisor Inc.	3,535	161
* Hanesbrands Inc.	4,017	159
* Under Armour Inc. Class A	3,181	157
Garmin Ltd.	4,424	152
Abercrombie & Fitch Co.	3,240	151
* Lamar Advertising Co. Class A	3,162	146
Service Corp. International	8,940	139
* Madison Square Garden Co. Class A	2,464	138
* Penn National Gaming Inc.	2,694	134
Cinemark Holdings Inc.	4,792	133
* AMC Networks Inc. Class A	2,287	131
* Goodyear Tire & Rubber Co.	10,090	131
* Visteon Corp.	2,221	129
GameStop Corp. Class A	5,040	126
Harman International Industries Inc.	2,958	126
Chico's FAS Inc.	6,927	118
Cablevision Systems Corp. Class A	8,228	115
JC Penney Co. Inc.	6,541	115
* Liberty Ventures Class A	1,579	114
GNC Holdings Inc. Class A	2,766	113
* Carter's Inc.	1,984	112
Gentex Corp.	5,965	112

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Dunkin' Brands Group Inc.	2,987	111
Brinker International Inc.	3,149	105
* Tempur-Pedic International Inc.	2,485	102
Dillard's Inc. Class A	1,260	100
* Tesla Motors Inc.	2,882	100
DSW Inc. Class A	1,330	90
* Bally Technologies Inc.	1,796	86
* Ascena Retail Group Inc.	5,049	85
* Starz - Liberty Capital	4,552	85
DeVry Inc.	2,744	82
Aaron's Inc.	3,007	82
* Big Lots Inc.	2,317	77
* Hyatt Hotels Corp. Class A	1,863	77
Washington Post Co. Class B	178	71
Morningstar Inc.	1,030	71
Guess? Inc.	2,507	69
John Wiley & Sons Inc. Class A	1,878	69
Thor Industries Inc.	1,805	68
* Apollo Group Inc. Class A	3,896	66
* Sears Holdings Corp.	1,451	65
Wendy's Co.	11,410	65
* AutoNation Inc.	1,430	63
* Deckers Outdoor Corp.	1,543	62
* Pandora Media Inc.	4,242	52
Regal Entertainment Group Class A	3,262	51
Weight Watchers International Inc.	1,124	48
* DreamWorks Animation SKG Inc. Class A	2,810	47
Choice Hotels International Inc.	1,156	44
* HomeAway Inc.	1,400	41
Allison Transmission Holdings Inc.	911	21
Clear Channel Outdoor Holdings Inc. Class A	1,713	13
* Sears Hometown and Outlet Stores Inc.	285	13
* ITT Educational Services Inc.	815	11
* Groupon Inc.	1,442	7
		78,223
Consumer Staples (9.9%)
Procter & Gamble Co.	112,662	8,583
Philip Morris International Inc.	70,021	6,424
Coca-Cola Co.	159,498	6,176
Wal-Mart Stores Inc.	69,496	4,919
PepsiCo Inc.	64,213	4,865
Altria Group Inc.	83,679	2,807
CVS Caremark Corp.	52,637	2,691
Colgate-Palmolive Co.	19,592	2,242
Mondelez International Inc. Class A	72,891	2,015
Costco Wholesale Corp.	17,771	1,800
Kimberly-Clark Corp.	16,056	1,514
Walgreen Co.	35,406	1,450
General Mills Inc.	26,542	1,228
Kraft Foods Group Inc.	24,362	1,181
HJ Heinz Co.	13,102	949
Archer-Daniels-Midland Co.	27,026	861
Sysco Corp.	24,211	779
Whole Foods Market Inc.	7,557	647
Kroger Co.	21,820	637
Mead Johnson Nutrition Co.	8,380	628
Lorillard Inc.	16,052	619
Estee Lauder Cos. Inc. Class A	9,471	607
Kellogg Co.	9,873	597
Reynolds American Inc.	13,522	591
ConAgra Foods Inc.	17,205	587
Hershey Co.	6,216	518
Clorox Co.	5,404	454
Bunge Ltd.	5,969	442

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
JM Smucker Co.	4,611	439
Coca-Cola Enterprises Inc.	11,393	408
Brown-Forman Corp. Class B	6,185	406
Beam Inc.	6,506	397
Dr Pepper Snapple Group Inc.	8,639	377
McCormick & Co. Inc.	5,507	370
Church & Dwight Co. Inc.	5,604	347
Avon Products Inc.	17,680	346
* Monster Beverage Corp.	5,988	302
Campbell Soup Co.	7,152	294
Tyson Foods Inc. Class A	12,072	274
* Constellation Brands Inc. Class A	6,043	267
* Green Mountain Coffee Roasters Inc.	5,578	266
Energizer Holdings Inc.	2,574	237
Safeway Inc.	9,739	232
Molson Coors Brewing Co. Class B	5,251	232
Ingredion Inc.	3,145	208
Hormel Foods Corp.	5,457	204
Herbalife Ltd.	4,543	183
Hillshire Brands Co.	4,939	160
Flowers Foods Inc.	4,673	132
* Smithfield Foods Inc.	5,654	126
* Dean Foods Co.	7,563	126
Nu Skin Enterprises Inc. Class A	2,163	89
* Fresh Market Inc.	1,148	53
* WhiteWave Foods Co.	940	15
		63,301
Energy (10.4%)
Exxon Mobil Corp.	192,197	17,211
Chevron Corp.	81,103	9,501
Schlumberger Ltd.	54,806	4,267
ConocoPhillips	52,027	3,015
Occidental Petroleum Corp.	33,368	2,747
Anadarko Petroleum Corp.	20,501	1,631
Phillips 66	25,779	1,623
Halliburton Co.	37,888	1,573
EOG Resources Inc.	11,039	1,388
Apache Corp.	16,059	1,193
National Oilwell Varco Inc.	17,471	1,190
Marathon Petroleum Corp.	14,012	1,161
Valero Energy Corp.	22,674	1,034
Marathon Oil Corp.	29,054	973
Williams Cos. Inc.	27,607	958
Devon Energy Corp.	16,516	896
Hess Corp.	12,549	834
Baker Hughes Inc.	18,004	807
Noble Energy Inc.	7,270	806
Spectra Energy Corp.	26,733	776
Kinder Morgan Inc.	20,033	743
Pioneer Natural Resources Co.	5,582	702
* Cameron International Corp.	10,129	645
Chesapeake Energy Corp.	27,161	548
Cabot Oil & Gas Corp.	8,574	531
Range Resources Corp.	6,638	510
* FMC Technologies Inc.	9,787	508
* Southwestern Energy Co.	14,303	490
Murphy Oil Corp.	7,977	486
HollyFrontier Corp.	8,465	476
* Concho Resources Inc.	4,314	388
EQT Corp.	5,457	344
Tesoro Corp.	5,765	324
CONSOL Energy Inc.	9,390	302
* Denbury Resources Inc.	16,038	291
Oceaneering International Inc.	4,446	283

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Helmerich & Payne Inc.	3,919	260
Peabody Energy Corp.	11,143	240
Cimarex Energy Co.	3,565	240
* Plains Exploration & Production Co.	5,273	239
* Whiting Petroleum Corp.	4,767	232
QEP Resources Inc.	7,286	222
Diamond Offshore Drilling Inc.	2,872	200
* Nabors Industries Ltd.	11,795	198
* Dresser-Rand Group Inc.	3,140	194
* Cheniere Energy Inc.	8,746	186
* Cobalt International Energy Inc.	7,472	184
* Rowan Cos. plc Class A	5,111	177
* Oil States International Inc.	2,218	169
* Superior Energy Services Inc.	6,379	169
SM Energy Co.	2,704	156
* Continental Resources Inc.	1,744	153
Patterson-UTI Energy Inc.	6,452	151
Energen Corp.	3,001	139
* Newfield Exploration Co.	5,525	128
* McDermott International Inc.	9,686	123
* Atwood Oceanics Inc.	2,283	117
* WPX Energy Inc.	8,140	115
World Fuel Services Corp.	2,989	114
* SandRidge Energy Inc.	19,864	113
* Ultra Petroleum Corp.	6,369	109
Tidewater Inc.	2,070	98
* Unit Corp.	1,988	90
CARBO Ceramics Inc.	870	79
* Alpha Natural Resources Inc.	8,848	71
Golar LNG Ltd.	1,817	69
SEACOR Holdings Inc.	847	59
Teekay Corp.	1,553	54
RPC Inc.	2,628	43
EXCO Resources Inc.	5,104	34
* Kosmos Energy Ltd.	2,956	32
* Era Group Inc.	847	17
* Laredo Petroleum Holdings Inc.	655	11
		66,140
Financials (16.5%)
JPMorgan Chase & Co.	156,496	7,656
* Berkshire Hathaway Inc. Class B	73,241	7,482
Wells Fargo & Co.	201,354	7,063
Citigroup Inc.	120,539	5,059
Bank of America Corp.	442,456	4,969
Goldman Sachs Group Inc.	20,302	3,040
US Bancorp	77,923	2,648
American Express Co.	41,191	2,560
Simon Property Group Inc.	12,447	1,977
Morgan Stanley	63,313	1,428
PNC Financial Services Group Inc.	21,703	1,354
Bank of New York Mellon Corp.	49,144	1,334
Travelers Cos. Inc.	16,082	1,293
American Tower Corporation	16,177	1,255
BlackRock Inc.	5,232	1,254
MetLife Inc.	35,083	1,243
Capital One Financial Corp.	23,813	1,215
ACE Ltd.	13,843	1,182
State Street Corp.	20,034	1,134
Prudential Financial Inc.	19,082	1,060
* American International Group Inc.	26,542	1,009
Aflac Inc.	19,114	955
Chubb Corp.	11,053	929
Allstate Corp.	20,112	926
HCP Inc.	18,554	907

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Public Storage	5,848	884
BB&T Corp.	28,617	869
Ventas Inc.	11,930	844
Marsh & McLennan Cos. Inc.	22,530	837
Franklin Resources Inc.	5,820	822
CME Group Inc.	13,633	816
Aon plc	13,314	813
Discover Financial Services	20,379	785
T. Rowe Price Group Inc.	10,439	743
Prologis Inc.	18,865	735
Equity Residential	13,232	728
Charles Schwab Corp.	44,267	719
Health Care REIT Inc.	10,664	684
Weyerhaeuser Co.	22,230	654
Boston Properties Inc.	6,104	634
Annaly Capital Management Inc.	40,289	624
Progressive Corp.	25,295	616
SunTrust Banks Inc.	22,256	614
Vornado Realty Trust	7,650	614
Fifth Third Bancorp	38,105	604
Ameriprise Financial Inc.	8,578	589
AvalonBay Communities Inc.	4,715	589
Loews Corp.	12,818	553
McGraw-Hill Cos. Inc.	11,509	536
M&T Bank Corp.	5,203	531
Invesco Ltd.	18,436	494
Host Hotels & Resorts Inc.	29,625	494
Northern Trust Corp.	8,867	471
* IntercontinentalExchange Inc.	3,012	466
American Capital Agency Corp.	14,104	447
Regions Financial Corp.	57,874	443
Hartford Financial Services Group Inc.	18,093	427
General Growth Properties Inc.	21,794	417
Principal Financial Group Inc.	12,304	389
NYSE Euronext	10,409	388
Moody's Corp.	8,003	385
XL Group plc Class A	12,813	367
KeyCorp	38,943	366
Kimco Realty Corp.	16,709	364
SLM Corp.	19,129	363
* CIT Group Inc.	8,263	346
Lincoln National Corp.	11,697	346
Realty Income Corp.	7,439	340
Digital Realty Trust Inc.	5,056	339
Macerich Co.	5,506	331
* CBRE Group Inc. Class A	13,468	326
Plum Creek Timber Co. Inc.	6,593	320
* Affiliated Managers Group Inc.	2,079	304
SL Green Realty Corp.	3,701	302
Rayonier Inc.	5,040	282
Federal Realty Investment Trust	2,618	278
* Arch Capital Group Ltd.	5,619	276
Comerica Inc.	8,016	276
Unum Group	11,006	269
Cincinnati Financial Corp.	5,972	269
* Alleghany Corp.	705	266
Everest Re Group Ltd.	2,136	266
Huntington Bancshares Inc.	35,377	249
Camden Property Trust	3,522	243
New York Community Bancorp Inc.	18,022	243
UDR Inc.	10,073	240
Fidelity National Financial Inc. Class A	9,227	230
PartnerRe Ltd.	2,531	226
Torchmark Corp.	4,011	225

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Leucadia National Corp.	8,036	216
Duke Realty Corp.	13,215	214
Essex Property Trust Inc.	1,424	212
Raymond James Financial Inc.	4,631	203
Senior Housing Properties Trust	7,753	195
* Markel Corp.	399	193
American Campus Communities Inc.	4,249	192
WR Berkley Corp.	4,551	189
Arthur J Gallagher & Co.	4,880	188
Regency Centers Corp.	3,613	187
Taubman Centers Inc.	2,432	187
Ares Capital Corp.	10,044	186
Eaton Vance Corp.	4,808	184
Hudson City Bancorp Inc.	21,411	182
Alexandria Real Estate Equities Inc.	2,555	182
* American Capital Ltd.	12,937	181
People's United Financial Inc.	13,750	180
Zions Bancorporation	7,451	180
TD Ameritrade Holding Corp.	9,444	180
Jones Lang LaSalle Inc.	1,821	176
Reinsurance Group of America Inc. Class A	3,054	176
RenaissanceRe Holdings Ltd.	2,007	175
Apartment Investment & Management Co. Class A	5,818	172
Extra Space Storage Inc.	4,594	172
* Genworth Financial Inc. Class A	20,077	171
Axis Capital Holdings Ltd.	4,191	171
Lazard Ltd. Class A	4,750	171
* MSCI Inc. Class A	5,061	168
DDR Corp.	9,669	167
HCC Insurance Holdings Inc.	4,110	164
Kilroy Realty Corp.	3,078	162
Liberty Property Trust	4,184	162
SEI Investments Co.	5,608	159
BRE Properties Inc.	3,238	157
Corrections Corp. of America	4,099	157
Weingarten Realty Investors	5,047	155
NASDAQ OMX Group Inc.	4,835	153
Legg Mason Inc.	5,336	152
National Retail Properties Inc.	4,412	152
First Republic Bank	4,142	151
Validus Holdings Ltd.	4,226	151
BioMed Realty Trust Inc.	7,046	149
* Signature Bank	1,990	148
American Financial Group Inc.	3,357	148
Waddell & Reed Financial Inc. Class A	3,532	145
Brown & Brown Inc.	4,800	144
East West Bancorp Inc.	5,833	143
White Mountains Insurance Group Ltd.	252	142
Piedmont Office Realty Trust Inc. Class A	7,095	139
Assurant Inc.	3,315	139
Douglas Emmett Inc.	5,674	139
Cullen/Frost Bankers Inc.	2,277	138
CBL & Associates Properties Inc.	6,043	137
Hospitality Properties Trust	5,135	137
Home Properties Inc.	2,192	137
Tanger Factory Outlet Centers	3,821	135
CBOE Holdings Inc.	3,639	131
MFA Financial Inc.	14,477	129
Old Republic International Corp.	10,692	128
Allied World Assurance Co. Holdings AG	1,456	128
Jefferies Group Inc.	5,854	127
Assured Guaranty Ltd.	6,810	127
Equity Lifestyle Properties Inc.	1,720	127
* E*TRADE Financial Corp.	11,706	125

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Chimera Investment Corp.	42,018	125
Commerce Bancshares Inc.	3,254	124
* SVB Financial Group	1,833	123
* Popular Inc.	4,288	120
Mid-America Apartment Communities Inc.	1,714	119
ProAssurance Corp.	2,536	119
First Niagara Financial Group Inc.	14,427	118
City National Corp.	1,946	111
First Horizon National Corp.	10,372	110
Hatteras Financial Corp.	4,094	109
Aspen Insurance Holdings Ltd.	2,942	105
Protective Life Corp.	3,250	104
Post Properties Inc.	2,172	104
Associated Banc-Corp	7,180	103
Mack-Cali Realty Corp.	3,585	102
* Forest City Enterprises Inc. Class A	6,126	98
Bank of Hawaii Corp.	1,964	95
Fulton Financial Corp.	8,062	91
* Realogy Holdings Corp.	2,008	90
TCF Financial Corp.	6,461	89
* Howard Hughes Corp.	1,147	88
CommonWealth REIT	3,366	85
Corporate Office Properties Trust	3,277	85
Federated Investors Inc. Class B	3,622	84
Synovus Financial Corp.	32,346	82
Erie Indemnity Co. Class A	1,102	81
Brandywine Realty Trust	5,765	79
Valley National Bancorp	7,846	79
Hanover Insurance Group Inc.	1,843	79
Endurance Specialty Holdings Ltd.	1,777	78
CapitalSource Inc.	8,663	78
Capitol Federal Financial Inc.	6,532	77
Washington Federal Inc.	4,259	75
Janus Capital Group Inc.	7,890	73
StanCorp Financial Group Inc.	1,835	73
BOK Financial Corp.	1,106	66
LPL Financial Holdings Inc.	2,040	64
Kemper Corp.	1,998	63
* Alexander & Baldwin Inc.	1,778	63
* St. Joe Co.	2,652	59
* MBIA Inc.	5,717	55
Retail Properties of America Inc.	3,448	51
Mercury General Corp.	1,114	43
BankUnited Inc.	1,464	41
* TFS Financial Corp.	3,347	35
CNA Financial Corp.	1,094	34
First Citizens BancShares Inc. Class A	178	32
Interactive Brokers Group Inc.	1,667	25
American National Insurance Co.	276	22
		105,817
Health Care (11.9%)
Johnson & Johnson	112,874	8,591
Pfizer Inc.	307,754	8,423
Merck & Co. Inc.	125,021	5,342
Amgen Inc.	31,927	2,918
* Gilead Sciences Inc.	62,277	2,660
Bristol-Myers Squibb Co.	69,493	2,569
AbbVie Inc.	64,642	2,387
Eli Lilly & Co.	42,129	2,303
UnitedHealth Group Inc.	42,646	2,279
Abbott Laboratories	64,642	2,184
Medtronic Inc.	42,578	1,914
* Express Scripts Holding Co.	33,103	1,884
* Celgene Corp.	18,081	1,866

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Biogen Idec Inc.	9,852	1,639
Baxter International Inc.	22,581	1,526
Allergan Inc.	12,475	1,353
Covidien plc	19,915	1,266
Thermo Fisher Scientific Inc.	15,131	1,117
McKesson Corp.	9,770	1,037
* Intuitive Surgical Inc.	1,630	831
Stryker Corp.	12,734	813
WellPoint Inc.	12,553	781
Becton Dickinson and Co.	8,324	733
Cigna Corp.	11,892	695
* Alexion Pharmaceuticals Inc.	7,859	682
Cardinal Health Inc.	14,197	656
Aetna Inc.	13,446	635
Agilent Technologies Inc.	14,256	591
Zimmer Holdings Inc.	7,301	547
* Regeneron Pharmaceuticals Inc.	3,168	529
St. Jude Medical Inc.	12,880	528
* Cerner Corp.	5,917	518
* Mylan Inc.	16,815	498
* DaVita HealthCare Partners Inc.	3,857	461
AmerisourceBergen Corp. Class A	9,770	461
Humana Inc.	6,754	461
* Catamaran Corp.	8,400	451
* Actavis Inc.	5,234	446
Perrigo Co.	3,842	435
* Boston Scientific Corp.	58,465	432
* Life Technologies Corp.	7,391	430
* Vertex Pharmaceuticals Inc.	8,668	406
* Edwards Lifesciences Corp.	4,684	403
* Forest Laboratories Inc.	10,910	401
Quest Diagnostics Inc.	6,522	366
* Laboratory Corp. of America Holdings	3,966	351
* Waters Corp.	3,680	341
CR Bard Inc.	3,439	340
* Henry Schein Inc.	3,711	331
* Varian Medical Systems Inc.	4,566	323
* CareFusion Corp.	9,203	301
* BioMarin Pharmaceutical Inc.	5,025	291
* Mettler-Toledo International Inc.	1,288	274
ResMed Inc.	5,850	260
* Illumina Inc.	4,991	250
HCA Holdings Inc.	6,722	249
Coventry Health Care Inc.	5,435	247
DENTSPLY International Inc.	5,822	241
* Hologic Inc.	10,770	235
* Onyx Pharmaceuticals Inc.	3,020	227
Universal Health Services Inc. Class B	3,700	214
* IDEXX Laboratories Inc.	2,297	212
Cooper Cos. Inc.	1,950	207
* QIAGEN NV	9,604	206
* Hospira Inc.	6,725	198
Omnicare Inc.	4,600	171
* MEDNAX Inc.	1,994	171
* Tenet Healthcare Corp.	4,303	169
* Sirona Dental Systems Inc.	2,257	160
PerkinElmer Inc.	4,670	160
* Ariad Pharmaceuticals Inc.	7,546	159
Community Health Systems Inc.	3,739	158
* Covance Inc.	2,354	157
* Endo Health Solutions Inc.	4,892	152
* Medivation Inc.	3,006	148
Patterson Cos. Inc.	3,876	141
Teleflex Inc.	1,647	132

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Health Management Associates Inc. Class A	10,568	116
* United Therapeutics Corp.	1,941	116
* Salix Pharmaceuticals Ltd.	2,313	113
* Brookdale Senior Living Inc. Class A	4,032	112
* Bio-Rad Laboratories Inc. Class A	828	102
Techne Corp.	1,497	102
* Allscripts Healthcare Solutions Inc.	7,269	92
Warner Chilcott plc Class A	6,723	91
* Myriad Genetics Inc.	3,541	90
* LifePoint Hospitals Inc.	1,956	86
* Incyte Corp. Ltd.	3,851	85
* Health Net Inc.	3,315	85
* Thoratec Corp.	2,417	85
Hill-Rom Holdings Inc.	2,562	84
* Charles River Laboratories International Inc.	1,984	81
* VCA Antech Inc.	3,575	79
* Alere Inc.	3,277	75
* Bruker Corp.	3,844	67
* Zoetis Inc.	294	10
		76,295
Industrials (11.0%)
General Electric Co.	435,461	10,111
United Technologies Corp.	37,459	3,392
3M Co.	28,602	2,975
Union Pacific Corp.	19,656	2,695
Caterpillar Inc.	26,780	2,474
United Parcel Service Inc. Class B	29,774	2,461
Boeing Co.	30,740	2,364
Honeywell International Inc.	32,097	2,250
Emerson Electric Co.	30,137	1,709
Danaher Corp.	23,927	1,474
Deere & Co.	16,345	1,436
FedEx Corp.	12,946	1,365
Eaton Corp. plc	18,899	1,171
Precision Castparts Corp.	5,947	1,110
Illinois Tool Works Inc.	16,454	1,012
Norfolk Southern Corp.	13,395	978
CSX Corp.	42,628	978
Lockheed Martin Corp.	10,735	945
Cummins Inc.	7,857	910
General Dynamics Corp.	13,010	884
Raytheon Co.	13,668	746
Waste Management Inc.	18,959	708
PACCAR Inc.	14,670	696
Ingersoll-Rand plc	12,352	650
Northrop Grumman Corp.	9,714	638
Fastenal Co.	12,164	628
Tyco International Ltd.	19,156	613
Parker Hannifin Corp.	6,242	590
Dover Corp.	7,562	555
WW Grainger Inc.	2,408	545
Rockwell Automation Inc.	5,849	528
Stanley Black & Decker Inc.	6,515	513
* Delta Air Lines Inc.	34,950	499
Roper Industries Inc.	3,983	496
Kansas City Southern	4,525	466
Pentair Ltd.	8,571	457
ADT Corp.	9,428	451
Fluor Corp.	6,967	431
AMETEK Inc.	9,858	412
Republic Services Inc. Class A	12,415	390
CH Robinson Worldwide Inc.	6,733	384
* United Continental Holdings Inc.	13,609	363
* Verisk Analytics Inc. Class A	6,099	357

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Southwest Airlines Co.	29,918	350
* Stericycle Inc.	3,543	340
Rockwell Collins Inc.	5,619	338
Expeditors International of Washington Inc.	8,676	337
Textron Inc.	11,524	332
Pall Corp.	4,816	328
L-3 Communications Holdings Inc.	3,983	304
Flowserve Corp.	1,882	302
TransDigm Group Inc.	2,073	295
Masco Corp.	14,781	285
Joy Global Inc.	4,375	277
Equifax Inc.	4,874	269
J.B. Hunt Transport Services Inc.	3,709	258
* Jacobs Engineering Group Inc.	5,237	256
* Quanta Services Inc.	8,652	246
Iron Mountain Inc.	6,769	233
Chicago Bridge & Iron Co. NV	4,289	230
Hubbell Inc. Class B	2,444	227
* Fortune Brands Home & Security Inc.	6,484	224
* IHS Inc. Class A	2,058	219
Donaldson Co. Inc.	6,053	218
* B/E Aerospace Inc.	3,996	210
Robert Half International Inc.	5,856	208
Xylem Inc.	7,526	207
* United Rentals Inc.	3,850	206
AGCO Corp.	3,986	205
* Hertz Global Holdings Inc.	10,044	200
Timken Co.	3,643	198
Lincoln Electric Holdings Inc.	3,510	197
Snap-on Inc.	2,448	196
Wabtec Corp.	2,005	196
* Owens Corning	5,009	194
Cintas Corp.	4,223	185
* WABCO Holdings Inc.	2,672	184
KBR Inc.	6,037	183
IDEX Corp.	3,502	178
* Kirby Corp.	2,336	177
Manpower Inc.	3,245	177
Avery Dennison Corp.	4,285	175
Carlisle Cos. Inc.	2,563	174
Nordson Corp.	2,716	172
Waste Connections Inc.	4,989	171
* Nielsen Holdings NV	5,008	169
Towers Watson & Co. Class A	2,520	168
SPX Corp.	2,072	167
MSC Industrial Direct Co. Inc. Class A	1,921	164
Valmont Industries Inc.	998	157
* Terex Corp.	4,574	150
Dun & Bradstreet Corp.	1,859	150
Triumph Group Inc.	2,023	148
* Oshkosh Corp.	3,816	147
Gardner Denver Inc.	2,028	144
Graco Inc.	2,445	142
* Copart Inc.	4,139	141
Trinity Industries Inc.	3,233	140
Copa Holdings SA Class A	1,330	139
Regal-Beloit Corp.	1,756	136
* WESCO International Inc.	1,832	135
Kennametal Inc.	3,334	135
Babcock & Wilcox Co.	4,953	134
URS Corp.	3,126	132
* AECOM Technology Corp.	4,289	130
Lennox International Inc.	2,052	121
Ryder System Inc.	2,104	118

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Clean Harbors Inc.	2,260	116
Toro Co.	2,560	115
Landstar System Inc.	1,939	109
Crane Co.	1,970	106
ITT Corp.	3,858	102
GATX Corp.	1,981	99
Manitowoc Co. Inc.	5,319	98
Huntington Ingalls Industries Inc.	1,994	96
Pitney Bowes Inc.	7,074	93
Alliant Techsystems Inc.	1,334	88
Covanta Holding Corp.	4,331	85
* Spirit Aerosystems Holdings Inc. Class A	4,658	81
Exelis Inc.	7,709	80
* Colfax Corp.	1,820	79
Con-way Inc.	2,229	78
Harsco Corp.	3,237	78
RR Donnelley & Sons Co.	7,213	75
* Air Lease Corp.	2,734	74
* Navistar International Corp.	2,937	73
* Polypore International Inc.	1,899	73
* General Cable Corp.	2,082	69
Rollins Inc.	2,604	64
UTi Worldwide Inc.	4,187	64
CNH Global NV	1,237	55
Armstrong World Industries Inc.	930	48
Matson Inc.	1,778	46
* GrafTech International Ltd.	5,001	37
* MRC Global Inc.	986	30
KAR Auction Services Inc.	1,072	23
* Engility Holdings Inc.	575	11
		70,083
Information Technology (17.5%)
Apple Inc.	38,436	16,966
International Business Machines Corp.	44,805	8,998
Microsoft Corp.	309,413	8,602
* Google Inc. Class A	10,640	8,525
Oracle Corp.	157,099	5,382
QUALCOMM Inc.	70,529	4,629
Cisco Systems Inc.	219,939	4,586
Intel Corp.	206,515	4,306
Visa Inc. Class A	21,455	3,404
* eBay Inc.	47,569	2,601
Mastercard Inc. Class A	4,460	2,309
* EMC Corp.	86,318	1,986
Accenture plc Class A	26,501	1,971
Hewlett-Packard Co.	81,287	1,637
Texas Instruments Inc.	47,041	1,617
Automatic Data Processing Inc.	20,054	1,231
* Yahoo! Inc.	50,154	1,069
* Salesforce.com Inc.	6,110	1,034
* Cognizant Technology Solutions Corp. Class A	12,548	963
Dell Inc.	60,710	847
* Adobe Systems Inc.	20,403	802
Corning Inc.	62,497	788
Intuit Inc.	12,089	779
Broadcom Corp. Class A	22,600	771
Motorola Solutions Inc.	11,318	704
* Symantec Corp.	29,583	693
Applied Materials Inc.	49,310	676
Analog Devices Inc.	12,249	554
* Citrix Systems Inc.	7,665	543
* SanDisk Corp.	10,038	506
* NetApp Inc.	14,884	504
Amphenol Corp. Class A	6,708	475

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Altera Corp.	13,385	474
* Facebook Inc. Class A	17,392	474
* Fiserv Inc.	5,642	463
* LinkedIn Corp. Class A	2,752	463
* Juniper Networks Inc.	21,841	452
Paychex Inc.	13,422	444
Western Digital Corp.	9,151	432
Xerox Corp.	52,375	425
* Equinix Inc.	1,995	422
* Red Hat Inc.	7,979	405
Xilinx Inc.	10,845	404
* Teradata Corp.	6,956	404
Fidelity National Information Services Inc.	10,308	388
KLA-Tencor Corp.	6,895	378
Maxim Integrated Products Inc.	12,018	375
Linear Technology Corp.	9,478	362
CA Inc.	14,495	355
* Autodesk Inc.	9,519	350
Avago Technologies Ltd. Class A	9,969	341
* Micron Technology Inc.	40,511	340
Western Union Co.	23,442	329
* Alliance Data Systems Corp.	2,036	323
NVIDIA Corp.	25,302	320
Computer Sciences Corp.	6,488	312
* F5 Networks Inc.	3,278	310
* Trimble Navigation Ltd.	5,185	308
* VeriSign Inc.	6,474	296
* ANSYS Inc.	3,834	291
Microchip Technology Inc.	7,908	288
* Lam Research Corp.	6,640	281
* Akamai Technologies Inc.	7,407	274
* VMware Inc. Class A	3,707	266
* Rackspace Hosting Inc.	4,478	250
Amdocs Ltd.	6,856	250
Activision Blizzard Inc.	17,189	246
* BMC Software Inc.	5,778	232
* Electronic Arts Inc.	12,915	226
Harris Corp.	4,638	223
* Cree Inc.	4,727	214
* Synopsys Inc.	5,966	209
* Avnet Inc.	5,720	202
* Gartner Inc.	3,930	196
Marvell Technology Group Ltd.	18,386	186
* Nuance Communications Inc.	10,073	185
FactSet Research Systems Inc.	1,855	180
* Arrow Electronics Inc.	4,467	179
* NCR Corp.	6,445	178
FLIR Systems Inc.	6,243	164
* Skyworks Solutions Inc.	7,668	163
Solera Holdings Inc.	2,880	162
* LSI Corp.	23,022	160
Total System Services Inc.	6,709	159
Jack Henry & Associates Inc.	3,643	159
* Cadence Design Systems Inc.	11,119	157
Molex Inc.	5,666	157
Global Payments Inc.	3,237	156
* Informatica Corp.	4,373	153
* ON Semiconductor Corp.	18,722	150
* MICROS Systems Inc.	3,378	145
* TIBCO Software Inc.	6,720	144
* SolarWinds Inc.	2,539	143
Jabil Circuit Inc.	7,612	143
* FleetCor Technologies Inc.	1,992	139
SAIC Inc.	11,559	137

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* JDS Uniphase Corp.	9,532	135
IAC/InterActiveCorp	3,304	135
* Concur Technologies Inc.	1,873	131
* Fortinet Inc.	5,409	131
* Teradyne Inc.	7,652	128
* Atmel Corp.	18,182	124
* NeuStar Inc. Class A	2,819	124
AOL Inc.	3,340	123
* Ingram Micro Inc.	6,303	119
Broadridge Financial Solutions Inc.	5,162	118
National Instruments Corp.	3,914	118
* Brocade Communications Systems Inc.	18,813	106
* Compuware Corp.	9,003	105
* CoreLogic Inc.	3,904	101
* Riverbed Technology Inc.	6,597	101
* Zebra Technologies Corp.	2,117	95
Genpact Ltd.	5,304	93
DST Systems Inc.	1,328	90
* NetSuite Inc.	1,287	90
* Tech Data Corp.	1,602	85
* VeriFone Systems Inc.	4,429	84
Lender Processing Services Inc.	3,347	82
* Rovi Corp.	4,416	79
IPG Photonics Corp.	1,300	77
* Stratasys Ltd.	1,197	76
* Silicon Laboratories Inc.	1,754	73
* Fairchild Semiconductor International Inc. Class A	5,081	72
* Vishay Intertechnology Inc.	5,450	72
* Acme Packet Inc.	2,416	70
Diebold Inc.	2,480	70
* Itron Inc.	1,595	67
* Advanced Micro Devices Inc.	26,247	65
* Polycom Inc.	7,171	65
Dolby Laboratories Inc. Class A	2,038	65
Cypress Semiconductor Corp.	6,092	64
* Workday Inc. Class A	1,135	63
Lexmark International Inc. Class A	2,830	62
* EchoStar Corp. Class A	1,639	62
* PMC - Sierra Inc.	7,891	51
* Fusion-io Inc.	2,635	44
* Vantiv Inc. Class A	1,664	36
* Freescale Semiconductor Ltd.	2,033	31
AVX Corp.	1,677	20
* Splunk Inc.	522	19
* ServiceNow Inc.	554	18
* Palo Alto Networks Inc.	272	17
* Zynga Inc. Class A	4,538	15
Booz Allen Hamilton Holding Corp.	905	12
		111,737
Materials (3.8%)
Monsanto Co.	21,946	2,217
EI du Pont de Nemours & Co.	38,493	1,844
Dow Chemical Co.	49,093	1,557
Praxair Inc.	12,301	1,391
Freeport-McMoRan Copper & Gold Inc.	39,046	1,246
Ecolab Inc.	10,710	820
Newmont Mining Corp.	20,113	810
International Paper Co.	17,964	791
PPG Industries Inc.	5,806	782
LyondellBasell Industries NV Class A	13,215	775
Air Products & Chemicals Inc.	8,728	754
Mosaic Co.	12,271	718
Nucor Corp.	12,991	585
Sherwin-Williams Co.	3,605	583

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
CF Industries Holdings Inc.	2,715	545
Eastman Chemical Co.	6,291	439
Sigma-Aldrich Corp.	4,984	384
Alcoa Inc.	43,869	374
FMC Corp.	5,664	341
Celanese Corp. Class A	6,421	301
Airgas Inc.	2,863	287
Ball Corp.	6,429	286
Vulcan Materials Co.	5,386	274
Rock Tenn Co. Class A	2,870	254
MeadWestvaco Corp.	7,082	253
Ashland Inc.	3,234	252
Southern Copper Corp.	6,620	250
International Flavors & Fragrances Inc.	3,405	248
Albemarle Corp.	3,692	240
Valspar Corp.	3,832	236
* Crown Holdings Inc.	6,052	235
* WR Grace & Co.	3,104	222
Reliance Steel & Aluminum Co.	3,139	209
Martin Marietta Materials Inc.	1,878	182
Rockwood Holdings Inc.	2,868	180
Sealed Air Corp.	7,884	175
* Owens-Illinois Inc.	6,813	174
Royal Gold Inc.	2,632	173
Cliffs Natural Resources Inc.	6,646	169
Packaging Corp. of America	4,000	167
RPM International Inc.	5,378	164
Bemis Co. Inc.	4,171	156
Aptargroup Inc.	2,811	152
Cytec Industries Inc.	1,906	138
Steel Dynamics Inc.	8,997	137
Huntsman Corp.	7,836	135
Allegheny Technologies Inc.	4,398	134
Sonoco Products Co.	4,195	133
United States Steel Corp.	5,892	123
Domtar Corp.	1,467	109
Cabot Corp.	2,685	99
Compass Minerals International Inc.	1,332	98
Carpenter Technology Corp.	1,915	90
NewMarket Corp.	355	89
Silgan Holdings Inc.	2,059	88
Walter Energy Inc.	2,668	85
Scotts Miracle-Gro Co. Class A	1,740	77
Commercial Metals Co.	4,632	76
Westlake Chemical Corp.	863	74
* Allied Nevada Gold Corp.	3,745	69
Greif Inc. Class A	1,286	65
* Tahoe Resources Inc.	3,302	50
Intrepid Potash Inc.	2,190	43
* Molycorp Inc.	2,905	18
Kronos Worldwide Inc.	794	14
		24,139
Telecommunication Services (2.8%)
AT&T Inc.	241,009	8,655
Verizon Communications Inc.	116,758	5,433
CenturyLink Inc.	25,543	886
* Crown Castle International Corp.	12,067	842
* Sprint Nextel Corp.	123,361	715
* SBA Communications Corp. Class A	4,995	355
Windstream Corp.	24,170	208
Frontier Communications Corp.	40,358	167
* tw telecom inc Class A	6,127	155
* Level 3 Communications Inc.	6,582	131
* MetroPCS Communications Inc.	12,327	121

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Telephone & Data Systems Inc.	3,852	88
* Clearwire Corp. Class A	14,342	45
* NII Holdings Inc.	7,004	34
* United States Cellular Corp.	497	18
		17,853
Utilities (3.4%)
Duke Energy Corp.	28,860	1,999
Southern Co.	35,669	1,606
Dominion Resources Inc.	23,507	1,316
NextEra Energy Inc.	17,148	1,232
Exelon Corp.	34,979	1,084
American Electric Power Co. Inc.	19,980	935
Sempra Energy	9,855	766
PG&E Corp.	17,337	739
PPL Corp.	23,815	734
Consolidated Edison Inc.	12,066	712
FirstEnergy Corp.	17,310	683
Public Service Enterprise Group Inc.	20,938	682
Edison International	13,396	643
Xcel Energy Inc.	19,986	574
Northeast Utilities	12,871	534
DTE Energy Co.	6,994	467
Entergy Corp.	7,353	458
Wisconsin Energy Corp.	9,502	392
ONEOK Inc.	8,503	383
CenterPoint Energy Inc.	17,528	376
NiSource Inc.	12,668	351
Ameren Corp.	9,948	336
NRG Energy Inc.	13,308	319
AES Corp.	26,207	305
* Calpine Corp.	15,630	288
CMS Energy Corp.	10,766	287
American Water Works Co. Inc.	7,203	284
Pinnacle West Capital Corp.	4,493	251
OGE Energy Corp.	4,015	233
SCANA Corp.	4,754	232
Alliant Energy Corp.	4,552	217
AGL Resources Inc.	4,757	190
NV Energy Inc.	9,586	189
Pepco Holdings Inc.	9,310	189
MDU Resources Group Inc.	7,637	185
Integrys Energy Group Inc.	3,230	183
ITC Holdings Corp.	2,094	177
National Fuel Gas Co.	3,004	175
Questar Corp.	7,352	173
UGI Corp.	4,624	166
Aqua America Inc.	5,663	165
Westar Energy Inc.	5,166	160
TECO Energy Inc.	8,773	151
Atmos Energy Corp.	3,676	140
Great Plains Energy Inc.	5,594	122
Vectren Corp.	3,371	111
Hawaiian Electric Industries Inc.	3,930	106

		22,000
Total Common Stocks (Cost $557,809)		635,588

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund	0.143%		243,467	243

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	Fannie Mae Discount Notes	0.097%	3/27/13	100	100
4,5	Federal Home Loan Bank Discount Notes	0.130%	3/1/13	100	100
4,5	Federal Home Loan Bank Discount Notes	0.140%	5/29/13	100	100

					300

Total Temporary Cash Investments (Cost $544)					543
Total Investments (99.6%) (Cost $558,353)					636,131
Other Assets and Liabilities—Net (0.4%)					2,744
Net Assets (100%)					638,875

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and -0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (100.0%)[1]
Consumer Discretionary (8.2%)
Walt Disney Co.	110,450	6,029
Comcast Corp. Class A	126,425	5,030
Time Warner Inc.	93,926	4,994
Ford Motor Co.	366,725	4,624
News Corp. Class A	134,401	3,871
Target Corp.	61,065	3,845
Lowe's Cos. Inc.	95,544	3,645
CBS Corp. Class B	52,663	2,285
Johnson Controls Inc.	66,531	2,094
* General Motors Co.	74,935	2,034
Carnival Corp.	40,641	1,454
Macy's Inc.	35,085	1,442
Thomson Reuters Corp.	36,378	1,112
* Liberty Media Corp.	9,984	1,078
* Liberty Interactive Corp. Class A	46,833	978
Kohl's Corp.	21,006	968
Staples Inc.	67,460	889
Whirlpool Corp.	7,625	861
* CarMax Inc.	18,020	692
Newell Rubbermaid Inc.	28,434	664
* PulteGroup Inc.	33,458	642
Lennar Corp. Class A	15,636	603
* Mohawk Industries Inc.	5,574	591
* TRW Automotive Holdings Corp.	9,739	572
D.R. Horton Inc.	24,833	554
Lear Corp.	9,831	525
Royal Caribbean Cruises Ltd.	14,699	513
Signet Jewelers Ltd.	8,267	506
Interpublic Group of Cos. Inc.	37,973	485
* MGM Resorts International	38,308	478
* Toll Brothers Inc.	13,923	475
Gannett Co. Inc.	23,046	462
Best Buy Co. Inc.	26,560	436
Comcast Corp.	11,200	429
Leggett & Platt Inc.	13,971	427
Foot Locker Inc.	11,962	409
* Jarden Corp.	6,074	377
Abercrombie & Fitch Co.	7,614	355
Garmin Ltd.	10,099	347
Service Corp. International	20,679	321
* Madison Square Garden Co. Class A	5,684	318
GameStop Corp. Class A	12,104	303
Mattel Inc.	7,360	300
Harman International Industries Inc.	6,938	294
* Penn National Gaming Inc.	5,774	288
* Visteon Corp.	4,869	284
JC Penney Co. Inc.	15,783	277
H&R Block Inc.	10,327	257
Cablevision Systems Corp. Class A	17,533	245
Dillard's Inc. Class A	2,970	237
* Liberty Ventures Class A	3,024	218
Expedia Inc.	3,126	200
DeVry Inc.	6,289	189
* Starz - Liberty Capital	9,855	183
International Game Technology	11,293	180
* Hyatt Hotels Corp. Class A	4,279	176
Williams-Sonoma Inc.	3,686	167
Washington Post Co. Class B	408	163
* Sears Holdings Corp.	3,557	160
Guess? Inc.	5,679	157
Wendy's Co.	26,583	151

18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
DISH Network Corp. Class A	4,245	148
Thor Industries Inc.	3,885	146
Tiffany & Co.	2,062	138
* DreamWorks Animation SKG Inc. Class A	6,625	110
Choice Hotels International Inc.	2,384	91
John Wiley & Sons Inc. Class A	2,448	90
American Eagle Outfitters Inc.	4,004	83
Chico's FAS Inc.	4,861	83
Regal Entertainment Group Class A	5,099	80
PVH Corp.	616	75
Marriott International Inc. Class A	1,720	68
* AutoNation Inc.	1,523	67
* NVR Inc.	58	59
* Deckers Outdoor Corp.	1,386	56
* Lamar Advertising Co. Class A	1,031	48
Aaron's Inc.	1,586	43
Hasbro Inc.	1,028	41
* Sears Hometown and Outlet Stores Inc.	646	29
* Sally Beauty Holdings Inc.	742	21
Clear Channel Outdoor Holdings Inc. Class A	1,655	13
DSW Inc. Class A	167	11
* HomeAway Inc.	371	11
		64,354
Consumer Staples (7.3%)
Procter & Gamble Co.	248,512	18,932
CVS Caremark Corp.	100,001	5,112
Mondelez International Inc. Class A	164,349	4,544
Walgreen Co.	84,388	3,455
Kraft Foods Group Inc.	54,815	2,657
Wal-Mart Stores Inc.	34,909	2,471
Archer-Daniels-Midland Co.	64,462	2,054
Altria Group Inc.	44,624	1,497
ConAgra Foods Inc.	40,614	1,385
Philip Morris International Inc.	13,594	1,247
Bunge Ltd.	14,337	1,063
JM Smucker Co.	10,998	1,048
Clorox Co.	11,943	1,003
Beam Inc.	15,485	945
Reynolds American Inc.	21,453	937
Coca-Cola Enterprises Inc.	25,257	904
Sysco Corp.	27,263	877
HJ Heinz Co.	11,847	858
Tyson Foods Inc. Class A	28,669	650
* Constellation Brands Inc. Class A	14,423	638
General Mills Inc.	13,781	637
Energizer Holdings Inc.	6,103	561
Molson Coors Brewing Co. Class B	12,537	554
Safeway Inc.	20,404	487
Colgate-Palmolive Co.	3,939	451
Ingredion Inc.	5,954	394
Kimberly-Clark Corp.	3,990	376
Church & Dwight Co. Inc.	5,302	329
* Smithfield Foods Inc.	13,281	295
Hormel Foods Corp.	5,443	204
Avon Products Inc.	9,415	184
Campbell Soup Co.	3,580	147
Brown-Forman Corp. Class B	1,956	128
* Green Mountain Coffee Roasters Inc.	2,126	102
Kellogg Co.	1,204	73
Hillshire Brands Co.	1,837	60
* Dean Foods Co.	2,379	39
* WhiteWave Foods Co.	869	14
		57,312

19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Energy (16.1%)
Exxon Mobil Corp.	457,442	40,964
Chevron Corp.	192,863	22,594
ConocoPhillips	123,705	7,169
Occidental Petroleum Corp.	79,330	6,531
Anadarko Petroleum Corp.	48,887	3,890
Phillips 66	61,202	3,853
Apache Corp.	38,268	2,842
Marathon Petroleum Corp.	33,384	2,767
Halliburton Co.	61,521	2,554
Valero Energy Corp.	54,046	2,464
Marathon Oil Corp.	68,954	2,310
National Oilwell Varco Inc.	32,216	2,195
Devon Energy Corp.	39,538	2,145
Hess Corp.	29,842	1,984
Baker Hughes Inc.	42,902	1,923
Spectra Energy Corp.	63,889	1,855
Noble Energy Inc.	13,592	1,506
Chesapeake Energy Corp.	64,803	1,306
Murphy Oil Corp.	19,067	1,161
HollyFrontier Corp.	20,273	1,139
EQT Corp.	12,919	815
Tesoro Corp.	13,772	775
* Southwestern Energy Co.	22,059	756
CONSOL Energy Inc.	21,973	706
* Denbury Resources Inc.	38,268	693
* Plains Exploration & Production Co.	12,690	576
Peabody Energy Corp.	26,661	575
Cimarex Energy Co.	8,387	565
QEP Resources Inc.	17,502	533
* Whiting Petroleum Corp.	10,047	489
Helmerich & Payne Inc.	7,152	474
* Nabors Industries Ltd.	28,133	471
Diamond Offshore Drilling Inc.	6,686	466
* Rowan Cos. plc Class A	12,241	423
* Superior Energy Services Inc.	15,258	404
* Cameron International Corp.	5,543	353
Patterson-UTI Energy Inc.	14,206	332
Energen Corp.	7,160	331
* Newfield Exploration Co.	12,871	298
* McDermott International Inc.	22,944	292
Pioneer Natural Resources Co.	2,249	283
* SandRidge Energy Inc.	48,611	277
* WPX Energy Inc.	18,976	269
* Ultra Petroleum Corp.	15,174	259
Tidewater Inc.	4,907	232
* Unit Corp.	4,643	211
* Atwood Oceanics Inc.	3,710	190
World Fuel Services Corp.	4,725	180
* Alpha Natural Resources Inc.	20,766	166
* Cheniere Energy Inc.	7,120	152
Teekay Corp.	3,763	131
SEACOR Holdings Inc.	1,159	81
EXCO Resources Inc.	11,015	73
SM Energy Co.	961	56
* Oil States International Inc.	706	54
* Era Group Inc.	1,159	23
* Cobalt International Energy Inc.	925	23
RPC Inc.	465	7
* Laredo Petroleum Holdings Inc.	96	2
		126,148
Financials (27.6%)
JPMorgan Chase & Co.	372,421	18,219
* Berkshire Hathaway Inc. Class B	174,146	17,791

20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Wells Fargo & Co.	479,335	16,815
Citigroup Inc.	286,677	12,032
Bank of America Corp.	1,053,436	11,830
Goldman Sachs Group Inc.	48,042	7,195
US Bancorp	185,159	6,292
Morgan Stanley	150,604	3,396
PNC Financial Services Group Inc.	51,741	3,228
Bank of New York Mellon Corp.	116,607	3,165
MetLife Inc.	83,207	2,949
Capital One Financial Corp.	56,801	2,899
ACE Ltd.	33,179	2,833
State Street Corp.	47,823	2,706
Prudential Financial Inc.	45,734	2,541
* American International Group Inc.	63,093	2,398
Aflac Inc.	45,774	2,286
Chubb Corp.	26,474	2,225
Allstate Corp.	48,029	2,210
American Express Co.	35,009	2,176
BB&T Corp.	68,384	2,076
HCP Inc.	41,188	2,013
Ventas Inc.	28,264	2,001
CME Group Inc.	32,530	1,946
Discover Financial Services	48,713	1,877
Aon plc	29,209	1,784
Prologis Inc.	45,019	1,753
Travelers Cos. Inc.	21,618	1,739
Charles Schwab Corp.	105,055	1,706
Health Care REIT Inc.	25,390	1,628
Equity Residential	29,295	1,612
Annaly Capital Management Inc.	95,273	1,476
Franklin Resources Inc.	10,375	1,465
Vornado Realty Trust	18,224	1,462
Progressive Corp.	59,792	1,457
SunTrust Banks Inc.	52,633	1,452
Fifth Third Bancorp	89,987	1,425
Ameriprise Financial Inc.	20,344	1,396
AvalonBay Communities Inc.	11,155	1,392
BlackRock Inc.	5,797	1,390
Loews Corp.	30,504	1,315
M&T Bank Corp.	12,432	1,269
Boston Properties Inc.	12,172	1,264
Invesco Ltd.	43,859	1,175
Host Hotels & Resorts Inc.	70,357	1,173
Northern Trust Corp.	21,136	1,124
American Capital Agency Corp.	33,421	1,060
Regions Financial Corp.	138,130	1,057
Weyerhaeuser Co.	35,760	1,052
Hartford Financial Services Group Inc.	43,197	1,020
General Growth Properties Inc.	51,664	989
Principal Financial Group Inc.	29,438	931
NYSE Euronext	24,885	928
KeyCorp	93,276	876
XL Group plc Class A	30,542	875
Kimco Realty Corp.	39,946	870
SLM Corp.	45,451	862
* CIT Group Inc.	19,724	826
Lincoln National Corp.	27,616	816
Realty Income Corp.	17,323	791
Macerich Co.	13,021	783
Simon Property Group Inc.	4,697	746
SL Green Realty Corp.	8,862	723
Comerica Inc.	19,254	662
Cincinnati Financial Corp.	14,306	644
Unum Group	26,306	644

21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Everest Re Group Ltd.	5,147	641
* Alleghany Corp.	1,655	625
Huntington Bancshares Inc.	83,361	586
* Arch Capital Group Ltd.	11,823	581
UDR Inc.	23,955	572
New York Community Bancorp Inc.	42,285	571
PartnerRe Ltd.	6,038	539
Fidelity National Financial Inc. Class A	21,467	535
Torchmark Corp.	9,501	534
Duke Realty Corp.	31,656	512
Raymond James Financial Inc.	11,216	492
* Markel Corp.	964	466
WR Berkley Corp.	10,969	455
Ares Capital Corp.	24,512	454
Senior Housing Properties Trust	18,046	453
Hudson City Bancorp Inc.	51,931	442
Zions Bancorporation	18,233	440
Alexandria Real Estate Equities Inc.	6,166	439
* American Capital Ltd.	30,911	432
TD Ameritrade Holding Corp.	22,482	427
Reinsurance Group of America Inc. Class A	7,348	422
Marsh & McLennan Cos. Inc.	11,324	421
Axis Capital Holdings Ltd.	10,194	415
Jones Lang LaSalle Inc.	4,230	409
DDR Corp.	23,527	406
* Genworth Financial Inc. Class A	47,575	406
RenaissanceRe Holdings Ltd.	4,637	405
American Campus Communities Inc.	8,950	405
Leucadia National Corp.	14,988	403
HCC Insurance Holdings Inc.	9,810	392
Liberty Property Trust	9,917	385
Legg Mason Inc.	13,133	374
First Republic Bank	10,142	370
Corrections Corp. of America	9,570	367
National Retail Properties Inc.	10,455	360
Weingarten Realty Investors	11,595	355
Kilroy Realty Corp.	6,718	354
NASDAQ OMX Group Inc.	11,144	353
BioMed Realty Trust Inc.	16,646	352
People's United Financial Inc.	26,195	343
East West Bancorp Inc.	13,812	340
Douglas Emmett Inc.	13,691	336
American Financial Group Inc.	7,602	334
CBL & Associates Properties Inc.	14,670	334
Assurant Inc.	7,773	326
Piedmont Office Realty Trust Inc. Class A	16,471	324
Hospitality Properties Trust	12,066	322
Cullen/Frost Bankers Inc.	5,307	321
Brown & Brown Inc.	10,671	320
White Mountains Insurance Group Ltd.	545	308
Taubman Centers Inc.	4,005	307
Assured Guaranty Ltd.	16,423	307
MFA Financial Inc.	33,949	301
Validus Holdings Ltd.	8,434	300
Jefferies Group Inc.	13,795	300
Chimera Investment Corp.	100,503	299
Old Republic International Corp.	24,754	297
* SVB Financial Group	4,408	296
* E*TRADE Financial Corp.	27,177	291
* Signature Bank	3,900	290
Commerce Bancshares Inc.	7,557	288
* Popular Inc.	10,118	282
First Niagara Financial Group Inc.	34,421	282
ProAssurance Corp.	5,864	275

22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
First Horizon National Corp.	25,164	267
City National Corp.	4,694	267
BRE Properties Inc.	5,385	262
Hatteras Financial Corp.	9,734	260
Protective Life Corp.	8,139	260
Aspen Insurance Holdings Ltd.	7,222	259
Associated Banc-Corp	17,463	251
Mack-Cali Realty Corp.	8,851	251
* Forest City Enterprises Inc. Class A	15,067	242
Fulton Financial Corp.	20,213	229
Bank of Hawaii Corp.	4,361	211
TCF Financial Corp.	15,240	209
* Howard Hughes Corp.	2,615	201
CommonWealth REIT	7,951	201
Valley National Bancorp	19,939	200
Corporate Office Properties Trust	7,572	196
* Affiliated Managers Group Inc.	1,337	195
Brandywine Realty Trust	13,636	187
Synovus Financial Corp.	73,780	187
CapitalSource Inc.	20,037	180
Washington Federal Inc.	10,128	178
Regency Centers Corp.	3,355	174
Capitol Federal Financial Inc.	14,488	171
StanCorp Financial Group Inc.	4,219	168
Janus Capital Group Inc.	17,818	165
Endurance Specialty Holdings Ltd.	3,701	163
* Realogy Holdings Corp.	3,556	159
Kemper Corp.	4,796	152
Post Properties Inc.	3,158	151
BOK Financial Corp.	2,483	148
Allied World Assurance Co. Holdings AG	1,675	147
Camden Property Trust	2,125	147
Extra Space Storage Inc.	3,769	141
Home Properties Inc.	2,249	140
Federal Realty Investment Trust	1,259	134
Rayonier Inc.	2,356	132
* MBIA Inc.	13,597	131
Retail Properties of America Inc.	8,777	130
* Alexander & Baldwin Inc.	3,598	127
* St. Joe Co.	5,594	125
Apartment Investment & Management Co. Class A	3,780	112
Hanover Insurance Group Inc.	2,408	103
Mercury General Corp.	2,636	102
BankUnited Inc.	3,405	97
CNA Financial Corp.	2,665	84
* TFS Financial Corp.	7,864	83
First Citizens BancShares Inc. Class A	403	72
Interactive Brokers Group Inc.	3,504	52
American National Insurance Co.	604	49
Equity Lifestyle Properties Inc.	609	45
CBOE Holdings Inc.	1,111	40
Federated Investors Inc. Class B	1,213	28
LPL Financial Holdings Inc.	599	19
Mid-America Apartment Communities Inc.	239	17
		216,385
Health Care (11.6%)
Pfizer Inc.	732,498	20,048
Johnson & Johnson	208,153	15,843
Merck & Co. Inc.	297,379	12,707
UnitedHealth Group Inc.	101,459	5,423
Medtronic Inc.	95,230	4,282
Eli Lilly & Co.	63,722	3,483
Covidien plc	44,802	2,848
Thermo Fisher Scientific Inc.	35,968	2,654

23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
WellPoint Inc.	27,861	1,732
Cigna Corp.	28,206	1,649
Aetna Inc.	31,988	1,510
Zimmer Holdings Inc.	15,554	1,166
Humana Inc.	16,019	1,093
* Boston Scientific Corp.	139,741	1,033
* Forest Laboratories Inc.	26,154	962
* Life Technologies Corp.	15,917	925
Quest Diagnostics Inc.	13,525	760
Cardinal Health Inc.	15,611	721
* CareFusion Corp.	21,694	710
Coventry Health Care Inc.	12,965	588
Bristol-Myers Squibb Co.	15,043	556
* Hologic Inc.	25,464	556
Stryker Corp.	8,072	516
* QIAGEN NV	22,756	488
Universal Health Services Inc. Class B	8,280	479
* Hospira Inc.	15,977	470
* MEDNAX Inc.	4,877	418
PerkinElmer Inc.	11,310	386
Omnicare Inc.	10,176	379
* Tenet Healthcare Corp.	9,601	377
Community Health Systems Inc.	8,835	373
Cooper Cos. Inc.	3,160	335
* Henry Schein Inc.	3,744	334
* Covance Inc.	5,003	333
DENTSPLY International Inc.	7,799	323
Teleflex Inc.	4,028	322
* Sirona Dental Systems Inc.	4,389	312
Baxter International Inc.	4,506	305
AbbVie Inc.	8,206	303
St. Jude Medical Inc.	7,137	293
Abbott Laboratories	8,233	278
* Health Management Associates Inc. Class A	24,547	270
* Brookdale Senior Living Inc. Class A	9,284	257
* Bio-Rad Laboratories Inc. Class A	2,035	251
* LifePoint Hospitals Inc.	4,716	208
* Allscripts Healthcare Solutions Inc.	16,092	205
HCA Holdings Inc.	5,475	203
* Health Net Inc.	7,842	202
Hill-Rom Holdings Inc.	5,920	194
* VCA Antech Inc.	8,268	182
* Alere Inc.	7,689	175
* Endo Health Solutions Inc.	4,245	132
Becton Dickinson and Co.	1,398	123
* Mylan Inc.	3,019	89
* Charles River Laboratories International Inc.	1,633	67
Patterson Cos. Inc.	605	22
		90,853
Industrials (9.2%)
General Electric Co.	1,036,491	24,067
FedEx Corp.	28,932	3,050
Norfolk Southern Corp.	31,877	2,329
Danaher Corp.	37,442	2,306
Eaton Corp. plc	36,829	2,282
General Dynamics Corp.	31,129	2,116
Raytheon Co.	32,618	1,780
Waste Management Inc.	45,312	1,691
Northrop Grumman Corp.	23,157	1,521
Tyco International Ltd.	45,271	1,449
Dover Corp.	17,970	1,318
PACCAR Inc.	27,055	1,283
Stanley Black & Decker Inc.	15,601	1,228
Pentair Ltd.	20,549	1,095

24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
ADT Corp.	22,690	1,087
Republic Services Inc. Class A	29,677	933
Parker Hannifin Corp.	8,152	770
CSX Corp.	32,837	753
Textron Inc.	25,764	743
L-3 Communications Holdings Inc.	9,575	730
3M Co.	6,886	716
Southwest Airlines Co.	57,338	671
Emerson Electric Co.	11,427	648
* Jacobs Engineering Group Inc.	12,700	620
* Quanta Services Inc.	20,130	572
Boeing Co.	7,170	551
AGCO Corp.	9,402	484
* Owens Corning	11,946	464
* Fortune Brands Home & Security Inc.	13,229	457
Xylem Inc.	16,285	448
KBR Inc.	14,690	446
Manpower Inc.	7,949	434
* Delta Air Lines Inc.	30,343	433
Timken Co.	7,911	430
Avery Dennison Corp.	10,222	418
Towers Watson & Co. Class A	6,006	400
Waste Connections Inc.	11,340	388
Carlisle Cos. Inc.	5,603	380
Snap-on Inc.	4,544	365
* Terex Corp.	11,004	361
Trinity Industries Inc.	7,969	345
* Oshkosh Corp.	8,888	343
Gardner Denver Inc.	4,813	342
IDEX Corp.	6,461	329
Regal-Beloit Corp.	4,180	323
* WESCO International Inc.	4,358	322
Kennametal Inc.	7,695	311
URS Corp.	7,261	307
* AECOM Technology Corp.	9,998	303
* Nielsen Holdings NV	8,964	302
SPX Corp.	3,524	284
Ingersoll-Rand plc	5,343	281
Ryder System Inc.	4,851	273
Fluor Corp.	4,095	253
Cintas Corp.	5,770	253
Crane Co.	4,670	251
Triumph Group Inc.	3,301	242
Lockheed Martin Corp.	2,689	237
Kansas City Southern	2,291	236
Chicago Bridge & Iron Co. NV	4,307	231
Huntington Ingalls Industries Inc.	4,767	229
GATX Corp.	4,479	223
Alliant Techsystems Inc.	3,151	207
* Hertz Global Holdings Inc.	10,107	202
Covanta Holding Corp.	9,596	188
Harsco Corp.	7,603	182
Exelis Inc.	17,469	180
RR Donnelley & Sons Co.	17,047	178
* Air Lease Corp.	6,494	176
ITT Corp.	6,631	175
* Navistar International Corp.	6,752	168
* Spirit Aerosystems Holdings Inc. Class A	8,792	153
* Colfax Corp.	3,435	149
UTi Worldwide Inc.	9,775	149
* General Cable Corp.	4,500	148
Illinois Tool Works Inc.	2,136	131
CNH Global NV	2,708	120
Dun & Bradstreet Corp.	1,411	114

25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Kirby Corp.	1,467	111
* Verisk Analytics Inc. Class A	1,876	110
Matson Inc.	3,725	96
Hubbell Inc. Class B	978	91
Con-way Inc.	2,558	90
* GrafTech International Ltd.	11,515	85
Expeditors International of Washington Inc.	2,059	80
Pitney Bowes Inc.	5,859	77
Copa Holdings SA Class A	643	67
KAR Auction Services Inc.	2,912	62
Equifax Inc.	1,031	57
Manitowoc Co. Inc.	2,892	54
Flowserve Corp.	301	48
Iron Mountain Inc.	1,094	38
* WABCO Holdings Inc.	480	33
* MRC Global Inc.	832	26
* Engility Holdings Inc.	1,337	25
Nordson Corp.	383	24
		72,231
Information Technology (6.6%)
Cisco Systems Inc.	523,653	10,918
Hewlett-Packard Co.	193,363	3,894
Intel Corp.	126,488	2,637
* Yahoo! Inc.	119,158	2,539
Dell Inc.	144,159	2,011
Corning Inc.	148,371	1,871
Applied Materials Inc.	117,093	1,604
* Symantec Corp.	66,513	1,559
Texas Instruments Inc.	36,787	1,264
Analog Devices Inc.	26,729	1,209
* SanDisk Corp.	23,899	1,204
* Juniper Networks Inc.	51,836	1,072
Xerox Corp.	124,403	1,009
Fidelity National Information Services Inc.	24,598	926
KLA-Tencor Corp.	16,445	901
* Adobe Systems Inc.	20,861	820
* Micron Technology Inc.	97,515	818
CA Inc.	32,898	806
NVIDIA Corp.	60,504	766
Computer Sciences Corp.	15,086	725
Broadcom Corp. Class A	20,476	698
Western Digital Corp.	12,977	612
Amdocs Ltd.	16,256	593
Activision Blizzard Inc.	40,986	586
* Cree Inc.	11,418	516
* Electronic Arts Inc.	29,289	513
* Avnet Inc.	13,312	470
* Synopsys Inc.	13,357	468
* Lam Research Corp.	10,789	456
Maxim Integrated Products Inc.	14,379	448
Marvell Technology Group Ltd.	43,006	434
* Arrow Electronics Inc.	10,422	418
* NetApp Inc.	11,601	393
Harris Corp.	7,691	370
Molex Inc.	13,179	365
* ON Semiconductor Corp.	43,990	352
* JDS Uniphase Corp.	22,087	313
* Ingram Micro Inc.	14,608	276
Jabil Circuit Inc.	14,525	272
* Atmel Corp.	39,764	270
IAC/InterActiveCorp	6,536	266
* Teradyne Inc.	15,614	262
* Brocade Communications Systems Inc.	44,927	252
* CoreLogic Inc.	9,611	249

26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Compuware Corp.	20,607	239
AOL Inc.	5,683	210
SAIC Inc.	17,194	203
* Tech Data Corp.	3,622	192
* Zebra Technologies Corp.	4,166	186
* Fiserv Inc.	2,219	182
DST Systems Inc.	2,656	180
* Fairchild Semiconductor International Inc. Class A	12,003	171
* Vishay Intertechnology Inc.	12,624	167
* Itron Inc.	3,778	159
Diebold Inc.	5,619	159
* Polycom Inc.	16,533	151
* Rovi Corp.	7,784	139
Lexmark International Inc. Class A	6,065	134
* PMC - Sierra Inc.	20,296	132
* Stratasys Ltd.	1,733	109
* EchoStar Corp. Class A	2,803	106
FLIR Systems Inc.	2,616	69
Paychex Inc.	1,978	66
Dolby Laboratories Inc. Class A	1,886	60
Total System Services Inc.	2,397	57
Cypress Semiconductor Corp.	5,350	56
AVX Corp.	4,383	52
* VeriSign Inc.	1,075	49
* Akamai Technologies Inc.	1,186	44
Avago Technologies Ltd. Class A	1,212	42
* Skyworks Solutions Inc.	1,832	39
Genpact Ltd.	2,120	37
* Workday Inc. Class A	535	30
Booz Allen Hamilton Holding Corp.	2,113	27
* Silicon Laboratories Inc.	344	14
* ServiceNow Inc.	300	10
* Palo Alto Networks Inc.	151	9
* Freescale Semiconductor Ltd.	173	3
		51,888
Materials (3.6%)
Dow Chemical Co.	116,938	3,709
Freeport-McMoRan Copper & Gold Inc.	92,866	2,964
Newmont Mining Corp.	48,046	1,936
International Paper Co.	42,816	1,884
Air Products & Chemicals Inc.	20,673	1,785
LyondellBasell Industries NV Class A	29,182	1,711
Mosaic Co.	28,997	1,698
Nucor Corp.	31,025	1,398
CF Industries Holdings Inc.	4,909	986
Alcoa Inc.	104,644	892
Vulcan Materials Co.	12,754	650
MeadWestvaco Corp.	16,976	606
Ashland Inc.	7,714	601
Rock Tenn Co. Class A	6,193	548
Reliance Steel & Aluminum Co.	7,260	483
* Crown Holdings Inc.	11,174	434
Sealed Air Corp.	18,825	418
Cliffs Natural Resources Inc.	15,662	399
Bemis Co. Inc.	10,230	382
Cytec Industries Inc.	4,446	322
Huntsman Corp.	18,622	321
Allegheny Technologies Inc.	10,265	313
Sonoco Products Co.	9,665	307
Rockwood Holdings Inc.	4,752	297
United States Steel Corp.	13,695	285
Domtar Corp.	3,496	261
Steel Dynamics Inc.	16,489	252
Albemarle Corp.	3,753	244

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Aptargroup Inc.	4,364	235
RPM International Inc.	7,605	231
Cabot Corp.	6,000	221
Martin Marietta Materials Inc.	2,102	204
Walter Energy Inc.	5,860	186
Carpenter Technology Corp.	3,908	185
Eastman Chemical Co.	2,617	183
Commercial Metals Co.	11,029	180
Greif Inc. Class A	3,114	158
Southern Copper Corp.	3,948	149
Westlake Chemical Corp.	1,527	132
* Owens-Illinois Inc.	4,144	106
* Tahoe Resources Inc.	5,579	84
Intrepid Potash Inc.	2,541	50
* Molycorp Inc.	7,007	43
* WR Grace & Co.	560	40
Packaging Corp. of America	681	28
Kronos Worldwide Inc.	1,631	28
Scotts Miracle-Gro Co. Class A	402	18
		28,547
Telecommunication Services (3.3%)
AT&T Inc.	573,206	20,584
CenturyLink Inc.	60,753	2,106
* Sprint Nextel Corp.	293,203	1,701
Frontier Communications Corp.	98,684	408
* MetroPCS Communications Inc.	30,347	297
Windstream Corp.	24,019	206
Telephone & Data Systems Inc.	8,928	204
* Level 3 Communications Inc.	7,586	152
* Clearwire Corp. Class A	36,151	113
* NII Holdings Inc.	16,929	82
* United States Cellular Corp.	1,159	43
		25,896
Utilities (6.5%)
Duke Energy Corp.	68,844	4,767
Southern Co.	84,976	3,825
Dominion Resources Inc.	55,918	3,131
NextEra Energy Inc.	40,770	2,930
Exelon Corp.	83,372	2,584
American Electric Power Co. Inc.	47,416	2,219
Sempra Energy	23,650	1,839
PG&E Corp.	41,357	1,764
PPL Corp.	56,795	1,750
Consolidated Edison Inc.	28,635	1,690
FirstEnergy Corp.	40,893	1,614
Public Service Enterprise Group Inc.	49,490	1,613
Edison International	31,912	1,533
Xcel Energy Inc.	47,611	1,366
Northeast Utilities	30,732	1,276
DTE Energy Co.	16,709	1,116
Entergy Corp.	17,368	1,081
Wisconsin Energy Corp.	22,568	932
CenterPoint Energy Inc.	41,901	898
NiSource Inc.	30,481	844
Ameren Corp.	23,765	803
NRG Energy Inc.	31,466	755
AES Corp.	62,801	730
* Calpine Corp.	37,341	687
CMS Energy Corp.	25,816	687
American Water Works Co. Inc.	17,346	684
Pinnacle West Capital Corp.	10,831	606
SCANA Corp.	11,553	564
OGE Energy Corp.	9,510	551
Alliant Energy Corp.	11,005	525

28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2013

				Market
				Value
			Shares	($000)
NV Energy Inc.			23,124	457
AGL Resources Inc.			11,338	453
Pepco Holdings Inc.			22,200	450
MDU Resources Group Inc.			18,640	450
Integrys Energy Group Inc.			7,700	436
National Fuel Gas Co.			7,028	409
UGI Corp.			11,195	401
Westar Energy Inc.			12,496	388
TECO Energy Inc.			21,324	368
Aqua America Inc.			12,354	360
Atmos Energy Corp.			8,963	342
Questar Corp.			13,127	309
Great Plains Energy Inc.			13,279	290
Vectren Corp.			8,220	271
Hawaiian Electric Industries Inc.			9,643	260

				51,008

Total Common Stocks (Cost $683,200)				784,622

				Market
				Value
	Coupon		Shares	($000)

Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
2 Vanguard Market Liquidity Fund	0.143%		17,781,000	17,781

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3,4 Federal Home Loan Bank Discount Notes	0.110%	5/15/13	100	100

Total Temporary Cash Investments (Cost $17,882)				17,881

Total Investments (102.3%) (Cost $701,082)				802,503
Other Assets and Liabilities—Net (-2.3%)				(18,231)
Net Assets (100%)				784,272

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (100.1%)[1]
Consumer Discretionary (16.7%)
Home Depot Inc.	186,475	12,773
McDonald's Corp.	123,808	11,873
* Amazon.com Inc.	44,039	11,638
Comcast Corp. Class A	155,660	6,194
Starbucks Corp.	92,243	5,057
NIKE Inc. Class B	87,914	4,788
Walt Disney Co.	80,001	4,367
* priceline.com Inc.	6,071	4,174
TJX Cos. Inc.	90,103	4,052
Yum! Brands Inc.	56,166	3,678
Viacom Inc. Class B	60,244	3,522
* DIRECTV	69,786	3,362
Time Warner Cable Inc.	35,887	3,100
News Corp. Class A	87,590	2,523
Las Vegas Sands Corp.	48,346	2,489
* Liberty Global Inc. Class A	31,929	2,199
* Discovery Communications Inc. Class A	29,120	2,135
Omnicom Group Inc.	33,146	1,907
* AutoZone Inc.	4,645	1,766
VF Corp.	10,596	1,709
Coach Inc.	34,959	1,689
* Delphi Automotive plc	39,943	1,672
* Bed Bath & Beyond Inc.	28,271	1,604
Ross Stores Inc.	27,549	1,597
Virgin Media Inc.	33,794	1,568
Harley-Davidson Inc.	28,190	1,484
* O'Reilly Automotive Inc.	14,518	1,477
Starwood Hotels & Resorts Worldwide Inc.	24,086	1,453
Sirius XM Radio Inc.	461,859	1,432
Genuine Parts Co.	18,980	1,348
Limited Brands Inc.	29,387	1,338
Mattel Inc.	32,089	1,308
Ralph Lauren Corp. Class A	7,484	1,298
* Netflix Inc.	6,800	1,279
* Dollar Tree Inc.	28,230	1,275
* Chipotle Mexican Grill Inc. Class A	3,859	1,222
Gap Inc.	36,898	1,215
Wynn Resorts Ltd.	9,801	1,146
PVH Corp.	8,717	1,062
Marriott International Inc. Class A	26,872	1,060
* Dollar General Corp.	22,646	1,049
* BorgWarner Inc.	13,891	1,034
Wyndham Worldwide Corp.	16,611	1,001
Nordstrom Inc.	18,125	983
Tractor Supply Co.	8,731	908
Tiffany & Co.	12,919	868
PetSmart Inc.	13,171	857
* LKQ Corp.	36,193	767
Darden Restaurants Inc.	15,582	721
* Fossil Inc.	6,647	683
Family Dollar Stores Inc.	11,830	681
Polaris Industries Inc.	7,791	681
Lowe's Cos. Inc.	17,765	678
Advance Auto Parts Inc.	8,876	678
Ulta Salon Cosmetics & Fragrance Inc.	7,618	675
DISH Network Corp. Class A	19,285	671
Scripps Networks Interactive Inc. Class A	10,303	650
* Michael Kors Holdings Ltd.	10,292	610
CBS Corp. Class B	13,519	586
* NVR Inc.	559	564
* Panera Bread Co. Class A	3,499	563

30

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Dick's Sporting Goods Inc.	11,207	560
Tupperware Brands Corp.	6,747	528
* Urban Outfitters Inc.	12,915	523
H&R Block Inc.	20,637	513
* Charter Communications Inc. Class A	5,906	510
Hasbro Inc.	12,716	509
* Sally Beauty Holdings Inc.	17,439	484
* Hanesbrands Inc.	12,128	481
* TripAdvisor Inc.	10,490	477
* Under Armour Inc. Class A	9,371	462
Expedia Inc.	6,646	424
Cinemark Holdings Inc.	14,365	399
* AMC Networks Inc. Class A	6,916	397
* Goodyear Tire & Rubber Co.	30,219	392
American Eagle Outfitters Inc.	18,952	392
* Lamar Advertising Co. Class A	8,093	374
GNC Holdings Inc. Class A	8,488	348
* Carter's Inc.	5,891	332
Dunkin' Brands Group Inc.	8,768	326
Gentex Corp.	17,259	324
* Tesla Motors Inc.	8,636	301
* Tempur-Pedic International Inc.	7,211	296
International Game Technology	18,062	288
Brinker International Inc.	8,579	286
Target Corp.	4,544	286
Macy's Inc.	6,713	276
Williams-Sonoma Inc.	5,995	272
* Ascena Retail Group Inc.	15,582	262
Chico's FAS Inc.	14,947	254
DSW Inc. Class A	3,740	253
* Big Lots Inc.	7,022	234
* Bally Technologies Inc.	4,800	229
* Liberty Interactive Corp. Class A	9,516	199
* CarMax Inc.	5,003	192
* Apollo Group Inc. Class A	11,263	190
Aaron's Inc.	6,962	190
Morningstar Inc.	2,717	186
* Pandora Media Inc.	12,185	149
* Jarden Corp.	2,229	138
Weight Watchers International Inc.	3,175	136
Foot Locker Inc.	3,889	133
* HomeAway Inc.	3,652	108
* Deckers Outdoor Corp.	2,619	106
* AutoNation Inc.	2,131	93
* Liberty Media Corp.	823	89
John Wiley & Sons Inc. Class A	2,315	85
Kohl's Corp.	1,795	83
Allison Transmission Holdings Inc.	3,421	79
Regal Entertainment Group Class A	3,210	50
DR Horton Inc.	2,112	47
* Liberty Ventures Class A	604	44
Interpublic Group of Cos. Inc.	2,872	37
* ITT Educational Services Inc.	2,648	36
* Penn National Gaming Inc.	677	34
Cablevision Systems Corp. Class A	2,393	33
Garmin Ltd.	879	30
* Madison Square Garden Co. Class A	319	18
* Groupon Inc.	3,861	17
Clear Channel Outdoor Holdings Inc. Class A	2,202	17
* Starz - Liberty Capital	823	15
* Visteon Corp.	252	15
Thor Industries Inc.	265	10
Choice Hotels International Inc.	232	9
		151,301

31

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Consumer Staples (12.9%)
Coca-Cola Co.	473,104	18,319
Philip Morris International Inc.	190,948	17,520
PepsiCo Inc.	190,536	14,437
Wal-Mart Stores Inc.	162,334	11,490
Altria Group Inc.	192,291	6,451
Colgate-Palmolive Co.	53,256	6,094
Costco Wholesale Corp.	52,725	5,341
Kimberly-Clark Corp.	42,675	4,023
General Mills Inc.	61,583	2,848
Whole Foods Market Inc.	22,326	1,912
Kroger Co.	64,176	1,875
Mead Johnson Nutrition Co.	24,830	1,860
Procter & Gamble Co.	24,388	1,858
Lorillard Inc.	47,615	1,835
Estee Lauder Cos. Inc. Class A	27,965	1,793
HJ Heinz Co.	24,234	1,755
Kellogg Co.	27,810	1,683
CVS Caremark Corp.	31,521	1,611
Hershey Co.	18,252	1,521
Sysco Corp.	37,595	1,209
Dr Pepper Snapple Group Inc.	25,766	1,124
McCormick & Co. Inc.	16,121	1,084
Brown-Forman Corp. Class B	15,998	1,050
* Monster Beverage Corp.	17,423	879
Avon Products Inc.	39,974	782
Campbell Soup Co.	16,799	691
* Green Mountain Coffee Roasters Inc.	14,132	675
Church & Dwight Co. Inc.	10,364	642
Reynolds American Inc.	13,606	594
Herbalife Ltd.	13,015	524
Hillshire Brands Co.	12,599	408
Flowers Foods Inc.	13,444	379
Hormel Foods Corp.	9,369	351
Mondelez International Inc. Class A	11,259	311
* Dean Foods Co.	18,616	309
Nu Skin Enterprises Inc. Class A	6,581	271
Kraft Foods Group Inc.	3,824	185
* Fresh Market Inc.	3,433	160
Ingredion Inc.	2,059	136
Safeway Inc.	4,259	102
Coca-Cola Enterprises Inc.	2,745	98
Clorox Co.	920	77
* WhiteWave Foods Co.	1,430	22
		116,289
Energy (4.3%)
Schlumberger Ltd.	162,336	12,638
EOG Resources Inc.	32,880	4,133
Williams Cos. Inc.	81,907	2,843
Kinder Morgan Inc.	59,451	2,204
Pioneer Natural Resources Co.	13,652	1,718
Cabot Oil & Gas Corp.	25,497	1,580
Range Resources Corp.	19,736	1,516
* FMC Technologies Inc.	29,089	1,510
Halliburton Co.	35,842	1,488
* Cameron International Corp.	23,022	1,467
* Concho Resources Inc.	12,765	1,148
Oceaneering International Inc.	13,088	832
National Oilwell Varco Inc.	11,773	802
* Dresser-Rand Group Inc.	9,187	566
Noble Energy Inc.	4,791	531
* Cobalt International Energy Inc.	20,732	511
* Southwestern Energy Co.	14,482	496
* Continental Resources Inc.	5,236	461

32

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Oil States International Inc.	5,838	445
SM Energy Co.	6,509	377
* Cheniere Energy Inc.	16,836	359
CARBO Ceramics Inc.	2,352	214
Golar LNG Ltd.	5,155	195
Helmerich & Payne Inc.	2,779	184
World Fuel Services Corp.	2,950	112
RPC Inc.	6,587	107
* Whiting Petroleum Corp.	2,188	107
* Atwood Oceanics Inc.	2,048	105
* Kosmos Energy Ltd.	8,900	97
SEACOR Holdings Inc.	1,250	87
* Laredo Petroleum Holdings Inc.	1,998	34
* Era Group Inc.	1,050	21
		38,888
Financials (4.8%)
Simon Property Group Inc.	30,972	4,920
American Express Co.	78,453	4,876
American Tower Corporation	47,989	3,724
Public Storage	17,289	2,614
T. Rowe Price Group Inc.	31,086	2,213
BlackRock Inc.	8,280	1,985
Marsh & McLennan Cos. Inc.	52,680	1,957
Travelers Cos. Inc.	20,520	1,650
McGraw-Hill Cos. Inc.	34,076	1,586
* IntercontinentalExchange Inc.	8,778	1,359
Moody's Corp.	24,002	1,154
Digital Realty Trust Inc.	14,863	996
* CBRE Group Inc. Class A	40,140	970
Plum Creek Timber Co. Inc.	19,619	952
* Affiliated Managers Group Inc.	4,581	670
Rayonier Inc.	11,875	663
Federal Realty Investment Trust	6,192	658
Essex Property Trust Inc.	4,344	647
Weyerhaeuser Co.	20,717	609
Arthur J Gallagher & Co.	14,185	546
Franklin Resources Inc.	3,848	544
Camden Property Trust	7,777	538
Eaton Vance Corp.	13,814	528
Lazard Ltd. Class A	14,109	506
* MSCI Inc. Class A	14,552	482
SEI Investments Co.	16,539	468
Waddell & Reed Financial Inc. Class A	10,541	432
Tanger Factory Outlet Centers	10,990	388
Apartment Investment & Management Co. Class A	12,178	361
Regency Centers Corp.	6,606	343
CBOE Holdings Inc.	9,301	334
Boston Properties Inc.	3,141	326
Mid-America Apartment Communities Inc.	4,609	320
Extra Space Storage Inc.	8,398	314
Equity Lifestyle Properties Inc.	4,217	311
Erie Indemnity Co. Class A	3,081	226
Home Properties Inc.	3,402	212
Aon plc	3,469	212
Federated Investors Inc. Class B	9,085	211
Allied World Assurance Co. Holdings AG	2,245	197
HCP Inc.	3,931	192
Equity Residential	3,204	176
Taubman Centers Inc.	2,233	171
LPL Financial Holdings Inc.	5,164	163
Leucadia National Corp.	5,548	149
Post Properties Inc.	2,787	133
BRE Properties Inc.	2,736	133
People's United Financial Inc.	8,255	108

33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Hanover Insurance Group Inc.	2,530	108
* Arch Capital Group Ltd.	1,749	86
* Signature Bank	945	70
* Realogy Holdings Corp.	1,444	65
Validus Holdings Ltd.	1,737	62
American Campus Communities Inc.	1,082	49
Kilroy Realty Corp.	679	36
Brown & Brown Inc.	1,128	34
Endurance Specialty Holdings Ltd.	396	17
* St. Joe Co.	691	15
* Alexander & Baldwin Inc.	258	9
		43,778
Health Care (12.5%)
Amgen Inc.	94,786	8,664
* Gilead Sciences Inc.	184,474	7,879
Bristol-Myers Squibb Co.	186,758	6,904
AbbVie Inc.	181,697	6,708
Abbott Laboratories	181,697	6,140
Johnson & Johnson	75,315	5,732
* Express Scripts Holding Co.	97,902	5,572
* Celgene Corp.	53,572	5,528
* Biogen Idec Inc.	29,104	4,841
Baxter International Inc.	61,301	4,144
Allergan Inc.	36,888	3,999
McKesson Corp.	28,633	3,039
Eli Lilly & Co.	45,371	2,480
* Intuitive Surgical Inc.	4,832	2,464
* Alexion Pharmaceuticals Inc.	23,384	2,028
Becton Dickinson and Co.	23,002	2,026
Stryker Corp.	27,771	1,774
Agilent Technologies Inc.	42,318	1,755
* Regeneron Pharmaceuticals Inc.	9,383	1,567
* Cerner Corp.	17,687	1,547
* DaVita HealthCare Partners Inc.	11,474	1,373
AmerisourceBergen Corp. Class A	28,667	1,353
* Mylan Inc.	45,343	1,343
* Catamaran Corp.	24,909	1,338
* Actavis Inc.	15,545	1,324
Perrigo Co.	11,409	1,291
St. Jude Medical Inc.	29,445	1,207
* Edwards Lifesciences Corp.	13,988	1,202
* Vertex Pharmaceuticals Inc.	25,671	1,202
Cardinal Health Inc.	22,864	1,057
* Laboratory Corp. of America Holdings	11,722	1,039
CR Bard Inc.	10,175	1,006
* Waters Corp.	10,724	994
* Varian Medical Systems Inc.	13,647	964
* BioMarin Pharmaceutical Inc.	14,731	854
* Mettler-Toledo International Inc.	3,860	821
ResMed Inc.	17,188	765
* Illumina Inc.	14,851	744
* Onyx Pharmaceuticals Inc.	8,808	663
* IDEXX Laboratories Inc.	6,617	610
* Henry Schein Inc.	6,124	546
HCA Holdings Inc.	12,858	477
* Ariad Pharmaceuticals Inc.	22,386	471
* Medivation Inc.	8,711	428
Patterson Cos. Inc.	10,448	380
Medtronic Inc.	7,700	346
* Salix Pharmaceuticals Ltd.	7,039	344
* United Therapeutics Corp.	5,686	340
DENTSPLY International Inc.	7,697	319
Techne Corp.	4,557	310
* Endo Health Solutions Inc.	9,127	283

34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Warner Chilcott plc Class A	20,519	277
* Incyte Corp. Ltd.	11,521	256
* Myriad Genetics Inc.	9,911	252
* Thoratec Corp.	6,942	244
* Bruker Corp.	11,296	198
Covidien plc	2,995	190
Cooper Cos. Inc.	1,762	187
Zimmer Holdings Inc.	2,164	162
* Charles River Laboratories International Inc.	3,770	154
WellPoint Inc.	2,324	144
Quest Diagnostics Inc.	2,368	133
* Life Technologies Corp.	2,045	119
* Sirona Dental Systems Inc.	1,318	94
Universal Health Services Inc. Class B	656	38
* Covance Inc.	516	34
* Tenet Healthcare Corp.	519	20
		112,687
Industrials (13.0%)
United Technologies Corp.	110,978	10,049
Union Pacific Corp.	58,058	7,960
3M Co.	75,890	7,893
Caterpillar Inc.	79,548	7,348
United Parcel Service Inc. Class B	88,246	7,294
Honeywell International Inc.	94,970	6,657
Boeing Co.	82,393	6,336
Emerson Electric Co.	74,972	4,251
Deere & Co.	48,372	4,248
Precision Castparts Corp.	17,618	3,287
Illinois Tool Works Inc.	46,253	2,845
Cummins Inc.	23,393	2,711
Lockheed Martin Corp.	28,250	2,486
CSX Corp.	85,576	1,963
Fastenal Co.	36,033	1,860
WW Grainger Inc.	7,105	1,609
Rockwell Automation Inc.	17,409	1,573
Ingersoll-Rand plc	29,800	1,569
Roper Industries Inc.	11,963	1,491
Danaher Corp.	24,113	1,485
AMETEK Inc.	29,387	1,229
CH Robinson Worldwide Inc.	19,780	1,128
* United Continental Holdings Inc.	40,402	1,079
Kansas City Southern	10,368	1,068
Rockwell Collins Inc.	16,728	1,005
* Stericycle Inc.	10,283	986
Pall Corp.	14,139	964
Fluor Corp.	15,378	952
* Delta Air Lines Inc.	66,304	946
* Verisk Analytics Inc. Class A	15,621	914
Expeditors International of Washington Inc.	23,424	910
TransDigm Group Inc.	6,148	875
Flowserve Corp.	5,368	862
Masco Corp.	42,978	828
Joy Global Inc.	12,846	814
Parker Hannifin Corp.	8,376	791
JB Hunt Transport Services Inc.	10,837	753
Equifax Inc.	13,095	722
* IHS Inc. Class A	6,204	659
Donaldson Co. Inc.	17,931	646
Iron Mountain Inc.	18,700	645
Eaton Corp. plc	10,290	638
* B/E Aerospace Inc.	11,859	624
Robert Half International Inc.	17,547	624
* United Rentals Inc.	11,590	619
Wabtec Corp.	5,956	582

35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Lincoln Electric Holdings Inc.	10,302	577
Hubbell Inc. Class B	5,929	551
* WABCO Holdings Inc.	7,186	494
MSC Industrial Direct Co. Inc. Class A	5,642	481
Nordson Corp.	7,353	466
PACCAR Inc.	9,725	461
Valmont Industries Inc.	2,763	435
* Copart Inc.	12,621	431
Graco Inc.	7,249	421
Babcock & Wilcox Co.	14,792	400
Chicago Bridge & Iron Co. NV	7,194	386
* Kirby Corp.	4,969	378
Lennox International Inc.	6,207	367
* Hertz Global Holdings Inc.	17,158	342
Copa Holdings SA Class A	3,189	333
* Clean Harbors Inc.	6,433	331
Toro Co.	7,195	324
Landstar System Inc.	5,753	324
Dun & Bradstreet Corp.	3,620	292
Cintas Corp.	5,763	253
FedEx Corp.	2,349	248
Manitowoc Co. Inc.	11,976	222
* Polypore International Inc.	5,520	211
Southwest Airlines Co.	17,649	206
Rollins Inc.	7,650	187
Pitney Bowes Inc.	12,592	165
Triumph Group Inc.	2,113	155
SPX Corp.	1,878	151
* Nielsen Holdings NV	3,790	128
Armstrong World Industries Inc.	2,384	122
Con-way Inc.	3,431	121
Snap-on Inc.	1,469	118
* Fortune Brands Home & Security Inc.	3,251	112
IDEX Corp.	2,155	110
ITT Corp.	2,836	75
Xylem Inc.	2,706	74
Textron Inc.	2,380	69
Carlisle Cos. Inc.	770	52
Timken Co.	889	48
* Spirit Aerosystems Holdings Inc. Class A	2,769	48
* MRC Global Inc.	1,547	48
* Colfax Corp.	1,032	45
Waste Connections Inc.	841	29
Covanta Holding Corp.	614	12
* General Cable Corp.	264	9
Matson Inc.	258	7
		117,597
Information Technology (29.4%)
Apple Inc.	113,861	50,258
International Business Machines Corp.	132,741	26,658
Microsoft Corp.	916,573	25,481
* Google Inc. Class A	31,528	25,260
Oracle Corp.	465,326	15,942
QUALCOMM Inc.	208,707	13,697
Visa Inc. Class A	63,685	10,103
Intel Corp.	455,258	9,492
* eBay Inc.	141,074	7,714
Mastercard Inc. Class A	13,212	6,841
* EMC Corp.	255,734	5,884
Accenture plc Class A	78,457	5,834
Automatic Data Processing Inc.	59,496	3,651
Texas Instruments Inc.	93,497	3,213
* Salesforce.com Inc.	17,834	3,018
* Cognizant Technology Solutions Corp. Class A	37,079	2,847

36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Intuit Inc.	35,715	2,303
Motorola Solutions Inc.	33,575	2,089
* Citrix Systems Inc.	22,655	1,606
Broadcom Corp. Class A	41,581	1,418
Amphenol Corp. Class A	19,728	1,398
* Facebook Inc. Class A	51,266	1,397
Altera Corp.	39,201	1,388
* Adobe Systems Inc.	34,624	1,361
* LinkedIn Corp. Class A	8,018	1,348
* Equinix Inc.	5,845	1,236
Paychex Inc.	36,790	1,218
Xilinx Inc.	32,112	1,197
* Red Hat Inc.	23,461	1,192
* Teradata Corp.	20,497	1,190
* Fiserv Inc.	13,764	1,130
Linear Technology Corp.	28,132	1,076
* Autodesk Inc.	28,200	1,035
* NetApp Inc.	29,723	1,006
Western Union Co.	69,651	977
* Alliance Data Systems Corp.	6,088	966
Avago Technologies Ltd. Class A	28,055	960
* Trimble Navigation Ltd.	15,376	914
* F5 Networks Inc.	9,576	904
* ANSYS Inc.	11,415	865
Microchip Technology Inc.	23,380	853
* VeriSign Inc.	17,776	814
* VMware Inc. Class A	10,851	779
* Rackspace Hosting Inc.	13,400	749
* Akamai Technologies Inc.	20,012	740
* BMC Software Inc.	17,372	696
* Gartner Inc.	11,443	569
Maxim Integrated Products Inc.	17,721	553
FactSet Research Systems Inc.	5,565	541
* Nuance Communications Inc.	29,098	536
* NCR Corp.	18,945	522
Western Digital Corp.	10,807	510
* LSI Corp.	67,834	472
Solera Holdings Inc.	8,363	471
Global Payments Inc.	9,742	470
* Cadence Design Systems Inc.	32,896	466
Jack Henry & Associates Inc.	10,522	460
* Informatica Corp.	13,008	455
* TIBCO Software Inc.	20,566	441
* Skyworks Solutions Inc.	20,542	438
* SolarWinds Inc.	7,364	416
* MICROS Systems Inc.	9,703	415
* FleetCor Technologies Inc.	5,906	412
Total System Services Inc.	17,300	411
FLIR Systems Inc.	15,558	410
* Concur Technologies Inc.	5,644	396
* Fortinet Inc.	15,747	381
* NeuStar Inc. Class A	8,122	356
National Instruments Corp.	11,318	340
Broadridge Financial Solutions Inc.	14,780	339
* Riverbed Technology Inc.	19,253	294
* NetSuite Inc.	3,878	271
* Lam Research Corp.	6,148	260
Lender Processing Services Inc.	9,982	245
* VeriFone Systems Inc.	12,707	241
IPG Photonics Corp.	3,765	223
Genpact Ltd.	11,955	211
* Acme Packet Inc.	7,012	205
Harris Corp.	4,172	201
* Silicon Laboratories Inc.	4,733	196

37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Advanced Micro Devices Inc.	74,104	184
Analog Devices Inc.	3,157	143
SAIC Inc.	11,939	141
* Fusion-io Inc.	8,207	139
* Workday Inc. Class A	2,198	122
* Symantec Corp.	4,962	116
* Vantiv Inc. Class A	5,217	114
Dolby Laboratories Inc. Class A	3,319	106
* Stratasys Ltd.	1,579	100
Cypress Semiconductor Corp.	9,463	100
* Freescale Semiconductor Ltd.	6,028	93
AOL Inc.	2,398	88
Jabil Circuit Inc.	4,316	81
* Splunk Inc.	2,076	75
* Zynga Inc. Class A	18,308	62
IAC/InterActiveCorp	1,314	54
CA Inc.	2,107	52
* Rovi Corp.	2,422	43
* EchoStar Corp. Class A	1,128	43
* Zebra Technologies Corp.	931	42
* Teradyne Inc.	2,416	40
DST Systems Inc.	574	39
* Synopsys Inc.	1,107	39
* ServiceNow Inc.	1,107	36
* Palo Alto Networks Inc.	550	34
* Atmel Corp.	3,360	23
Diebold Inc.	433	12
* Compuware Corp.	1,026	12
		265,958
Materials (4.0%)
Monsanto Co.	64,880	6,555
EI du Pont de Nemours & Co.	114,194	5,470
Praxair Inc.	36,364	4,111
Ecolab Inc.	31,629	2,421
PPG Industries Inc.	17,182	2,314
Sherwin-Williams Co.	10,522	1,700
Sigma-Aldrich Corp.	14,763	1,138
Eastman Chemical Co.	15,279	1,065
FMC Corp.	16,832	1,014
Celanese Corp. Class A	18,985	890
Airgas Inc.	8,442	847
Ball Corp.	18,887	839
International Flavors & Fragrances Inc.	9,865	720
Valspar Corp.	11,425	704
* WR Grace & Co.	8,228	589
Southern Copper Corp.	14,939	565
Royal Gold Inc.	7,796	511
Packaging Corp. of America	11,087	463
Albemarle Corp.	6,161	401
* Owens-Illinois Inc.	14,709	375
CF Industries Holdings Inc.	1,712	344
Compass Minerals International Inc.	3,937	290
NewMarket Corp.	1,082	272
Martin Marietta Materials Inc.	2,762	268
Silgan Holdings Inc.	5,373	231
* Allied Nevada Gold Corp.	11,057	202
Scotts Miracle-Gro Co. Class A	4,384	194
RPM International Inc.	5,953	181
* Crown Holdings Inc.	4,382	170
LyondellBasell Industries NV Class A	2,787	163
Rockwood Holdings Inc.	2,543	159
Aptargroup Inc.	2,798	151
Rock Tenn Co. Class A	926	82
Steel Dynamics Inc.	5,214	80

38

	Vanguard® Russell 1000 Growth Index Fund
	Schedule of Investments
	February 28, 2013

					Market
					Value
				Shares	($000)
	Intrepid Potash Inc.			3,384	67
	Westlake Chemical Corp.			480	41
*	Tahoe Resources Inc.			1,921	29
	Carpenter Technology Corp.			312	15
*	Molycorp Inc.			2,008	12
					35,643
	Telecommunication Services (2.3%)
	Verizon Communications Inc.			345,755	16,088
*	Crown Castle International Corp.			35,659	2,489
*	SBA Communications Corp. Class A			14,826	1,055
*	tw telecom inc Class A			18,611	471
	Windstream Corp.			41,724	358
*	Level 3 Communications Inc.			9,801	196
					20,657
	Utilities (0.2%)
	ONEOK Inc.			25,315	1,139
	ITC Holdings Corp.			6,339	536
	Questar Corp.			5,071	119
	Aqua America Inc.			1,803	52

					1,846

	Total Common Stocks (Cost $800,897)				904,644

		Coupon

	Temporary Cash Investments (0.0%)[1]
	Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund	0.143%		196,000	196

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
3,4	Fannie Mae Discount Notes	0.097%	3/27/13	100	100

	Total Temporary Cash Investments (Cost $297)				296

	Total Investments (100.1%) (Cost $801,194)				904,940
	Other Assets and Liabilities—Net (-0.1%)				(769)
	Net Assets (100%)				904,171

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

39

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18482_042013

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)

Common Stocks (100.2%)[1]
Consumer Discretionary (13.7%)
	Brunswick Corp.	31,756	1,157
	Domino's Pizza Inc.	20,619	982
	Sotheby's	24,136	923
	Dana Holding Corp.	52,619	880
	Six Flags Entertainment Corp.	13,160	879
*	Cabela's Inc.	16,629	841
	Pier 1 Imports Inc.	34,694	780
	Pool Corp.	16,963	776
	Rent-A-Center Inc.	21,207	769
*	Fifth & Pacific Cos. Inc.	42,517	769
*	Tenneco Inc.	21,655	767
	Wolverine World Wide Inc.	17,396	734
	Vail Resorts Inc.	12,762	705
	HSN Inc.	12,630	676
	Cheesecake Factory Inc.	19,307	669
*	Life Time Fitness Inc.	15,326	646
*	Steven Madden Ltd.	14,042	619
*	Iconix Brand Group Inc.	25,353	599
*	Express Inc.	32,004	592
*	Lions Gate Entertainment Corp.	28,204	591
*	Lumber Liquidators Holdings Inc.	9,847	583
	Ryland Group Inc.	15,975	571
	Cooper Tire & Rubber Co.	22,312	564
	KB Home	29,594	553
*	Vitamin Shoppe Inc.	10,519	553
*	Shutterfly Inc.	12,707	550
	Meredith Corp.	12,971	545
*	Live Nation Entertainment Inc.	49,464	524
	MDC Holdings Inc.	13,510	519
*	Buffalo Wild Wings Inc.	6,559	516
*	Genesco Inc.	8,770	515
	Cracker Barrel Old Country Store Inc.	6,798	512
*,^	Coinstar Inc.	9,904	507
	Men's Wearhouse Inc.	17,987	506
*	Jack in the Box Inc.	15,621	495
*	Hibbett Sports Inc.	9,327	493
*	WMS Industries Inc.	19,597	491
*	ANN Inc.	17,235	488
*	Crocs Inc.	31,766	482
	Hillenbrand Inc.	19,480	481
	Group 1 Automotive Inc.	8,099	468
*	New York Times Co. Class A	48,115	465
	Penske Automotive Group Inc.	14,997	446
*	Saks Inc.	38,814	442
	Arbitron Inc.	9,427	442
	Buckle Inc.	9,802	439
*	Meritage Homes Corp.	10,807	438
	Texas Roadhouse Inc. Class A	22,284	431
	Bob Evans Farms Inc.	10,295	419
*	Helen of Troy Ltd.	11,199	415
*	Select Comfort Corp.	20,034	411
	Monro Muffler Brake Inc.	11,026	409
*	Jos A Bank Clothiers Inc.	9,835	408
*	Office Depot Inc.	101,099	407
	Valassis Communications Inc.	14,192	390
*	Children's Place Retail Stores Inc.	8,574	390
*	Marriott Vacations Worldwide Corp.	9,396	388
*	DineEquity Inc.	5,458	381
*	Aeropostale Inc.	28,741	374
	Sturm Ruger & Co. Inc.	6,843	374
	OfficeMax Inc.	31,029	371

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Regis Corp.	20,578	371
* Orient-Express Hotels Ltd. Class A	34,240	354
* Ascent Capital Group Inc. Class A	5,087	349
* Grand Canyon Education Inc.	14,297	342
La-Z-Boy Inc.	18,607	341
Jones Group Inc.	29,401	339
* Standard Pacific Corp.	41,457	337
Sonic Automotive Inc. Class A	15,105	337
* Asbury Automotive Group Inc.	9,957	336
* Papa John's International Inc.	6,416	334
Matthews International Corp. Class A	10,112	334
Finish Line Inc. Class A	18,206	330
Lithia Motors Inc. Class A	7,765	319
* Francesca's Holdings Corp.	12,463	317
* SHFL Entertainment Inc.	19,713	313
Ameristar Casinos Inc.	11,832	310
Churchill Downs Inc.	4,673	308
Dorman Products Inc.	8,787	307
National CineMedia Inc.	20,124	307
* American Axle & Manufacturing Holdings Inc.	23,952	303
International Speedway Corp. Class A	9,960	300
* Quiksilver Inc.	46,840	293
* Pinnacle Entertainment Inc.	20,897	293
Interval Leisure Group Inc.	13,953	291
Belo Corp. Class A	33,601	290
* Skechers U.S.A. Inc. Class A	13,599	284
* Krispy Kreme Doughnuts Inc.	21,397	282
Scholastic Corp.	9,337	281
Stage Stores Inc.	11,047	273
* BJ's Restaurants Inc.	8,810	271
* AFC Enterprises Inc.	8,770	263
* Steiner Leisure Ltd.	5,520	260
Sinclair Broadcast Group Inc. Class A	18,173	256
Cato Corp. Class A	9,890	254
* American Public Education Inc.	6,498	253
Brown Shoe Co. Inc.	15,438	253
Drew Industries Inc.	6,936	252
True Religion Apparel Inc.	9,308	248
Oxford Industries Inc.	5,075	247
^ Columbia Sportswear Co.	4,434	246
Ethan Allen Interiors Inc.	8,747	244
* Sonic Corp.	20,350	230
Movado Group Inc.	6,164	222
* Hovnanian Enterprises Inc. Class A	37,954	222
Stewart Enterprises Inc. Class A	26,178	222
* Red Robin Gourmet Burgers Inc.	5,144	221
* Smith & Wesson Holding Corp.	22,729	217
* G-III Apparel Group Ltd.	5,814	212
Strayer Education Inc.	4,299	211
* iRobot Corp.	9,621	206
* Pep Boys-Manny Moe & Jack	18,514	206
* Winnebago Industries Inc.	10,326	200
* Conn's Inc.	6,098	195
* K12 Inc.	9,345	195
CEC Entertainment Inc.	6,408	194
Core-Mark Holding Co. Inc.	4,003	192
* Denny's Corp.	33,684	191
* Multimedia Games Holding Co. Inc.	9,672	181
American Greetings Corp. Class A	11,075	179
* Tumi Holdings Inc.	7,561	179
* Vera Bradley Inc.	7,055	178
Superior Industries International Inc.	8,108	176
* Zumiez Inc.	7,669	176
Fred's Inc. Class A	12,902	175

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* M/I Homes Inc.	7,492	172
Standard Motor Products Inc.	6,932	171
* Scientific Games Corp. Class A	18,856	170
* Caesars Entertainment Corp.	13,359	167
* Ruby Tuesday Inc.	22,346	164
Hot Topic Inc.	14,894	161
* Arctic Cat Inc.	4,422	161
* Gentherm Inc.	10,331	159
* Biglari Holdings Inc.	424	159
* Maidenform Brands Inc.	8,244	158
* Barnes & Noble Inc.	9,932	156
Callaway Golf Co.	22,970	154
* Five Below Inc.	3,868	154
* LeapFrog Enterprises Inc.	17,803	153
* Blue Nile Inc.	4,348	148
* rue21 inc	5,422	146
* Capella Education Co.	4,436	140
* Modine Manufacturing Co.	16,354	135
* America's Car-Mart Inc.	2,802	134
* Beazer Homes USA Inc.	8,588	134
* Libbey Inc.	7,254	133
* Tuesday Morning Corp.	14,778	132
* Fiesta Restaurant Group Inc.	5,704	129
* Boyd Gaming Corp.	19,473	128
MDC Partners Inc. Class A	8,965	123
Haverty Furniture Cos. Inc.	6,711	123
* LIN TV Corp. Class A	10,808	123
Fisher Communications Inc.	3,122	115
Harte-Hanks Inc.	15,661	114
* EW Scripps Co. Class A	10,462	113
* Ruth's Hospitality Group Inc.	12,371	112
NACCO Industries Inc. Class A	1,929	112
* Bloomin' Brands Inc.	6,444	111
* Cavco Industries Inc.	2,406	109
* Mattress Firm Holding Corp.	3,855	107
^ RadioShack Corp.	35,151	105
Destination Maternity Corp.	4,708	105
* Bravo Brio Restaurant Group Inc.	6,830	103
* Universal Electronics Inc.	5,252	103
Carriage Services Inc. Class A	5,624	102
* Carmike Cinemas Inc.	6,205	97
Shoe Carnival Inc.	4,977	97
Universal Technical Institute Inc.	8,171	95
* MarineMax Inc.	7,258	94
JAKKS Pacific Inc.	7,714	94
* Wet Seal Inc. Class A	31,774	93
Big 5 Sporting Goods Corp.	5,880	92
PetMed Express Inc.	7,148	90
Marcus Corp.	6,950	85
CSS Industries Inc.	3,450	83
Stein Mart Inc.	9,659	82
Nutrisystem Inc.	9,954	82
World Wrestling Entertainment Inc. Class A	9,555	80
* Unifi Inc.	5,006	78
* Journal Communications Inc. Class A	14,003	77
* Jamba Inc.	26,813	75
* Digital Generation Inc.	9,659	75
Town Sports International Holdings Inc.	8,073	75
* Exide Technologies	27,723	74
* Restoration Hardware Holdings Inc.	1,915	74
* LifeLock Inc.	6,261	73
* Fuel Systems Solutions Inc.	5,181	72
Saga Communications Inc. Class A	1,619	71
* Cumulus Media Inc. Class A	21,440	70

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Rentrak Corp.	3,319	69
* Central European Media Enterprises Ltd. Class A	13,035	68
* Chuy's Holdings Inc.	2,390	68
* Destination XL Group Inc.	14,924	68
Perry Ellis International Inc.	4,176	68
* West Marine Inc.	5,378	67
Speedway Motorsports Inc.	4,123	67
* Zagg Inc.	9,037	66
* Entercom Communications Corp. Class A	8,637	65
* Stoneridge Inc.	9,982	64
* Bridgepoint Education Inc.	6,196	63
Spartan Motors Inc.	11,939	63
* VOXX International Corp. Class A	6,319	63
* Black Diamond Inc.	7,441	59
* Corinthian Colleges Inc.	27,801	59
* Career Education Corp.	18,449	59
Bassett Furniture Industries Inc.	4,037	59
* Shutterstock Inc.	1,795	59
* Luby's Inc.	7,172	58
Nexstar Broadcasting Group Inc. Class A	3,923	58
* Vitacost.com Inc.	7,860	58
Hooker Furniture Corp.	3,844	58
* Kirkland's Inc.	4,876	57
* Steinway Musical Instruments Inc.	2,441	55
Weyco Group Inc.	2,371	55
* Citi Trends Inc.	5,292	54
* Federal-Mogul Corp.	6,605	53
* McClatchy Co. Class A	20,453	53
Blyth Inc.	3,687	53
Mac-Gray Corp.	4,233	53
bebe stores inc	13,197	52
* hhgregg Inc.	5,544	52
Winmark Corp.	816	50
* Global Sources Ltd.	6,479	50
* Kayak Software Corp.	1,252	50
Culp Inc.	3,135	49
Lincoln Educational Services Corp.	7,797	49
* Bluegreen Corp.	4,995	49
Bon-Ton Stores Inc.	4,511	48
* Isle of Capri Casinos Inc.	7,244	48
* Overstock.com Inc.	4,121	48
* Johnson Outdoors Inc. Class A	2,041	47
* TRI Pointe Homes Inc.	2,468	45
* K-Swiss Inc. Class A	9,581	45
* Body Central Corp.	5,748	44
* ReachLocal Inc.	3,479	44
* Tilly's Inc. Class A	3,257	43
Cherokee Inc.	3,014	42
* Delta Apparel Inc.	2,545	42
* New York & Co. Inc.	9,399	41
* Gordmans Stores Inc.	3,037	40
Systemax Inc.	3,986	40
* Morgans Hotel Group Co.	7,912	39
RG Barry Corp.	3,132	39
* 1-800-Flowers.com Inc. Class A	8,975	39
Lifetime Brands Inc.	3,490	38
Outdoor Channel Holdings Inc.	5,065	38
* Sealy Corp.	17,210	38
Flexsteel Industries Inc.	1,544	36
* Skullcandy Inc.	5,792	35
* Del Frisco's Restaurant Group Inc.	1,988	35
Entravision Communications Corp. Class A	17,400	35
* Orbitz Worldwide Inc.	8,002	34
* Education Management Corp.	9,575	34

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Red Lion Hotels Corp.	4,710	34
* Nathan's Famous Inc.	916	34
* Daily Journal Corp.	333	33
* Reading International Inc. Class A	6,042	33
* Ignite Restaurant Group Inc.	2,282	32
* Monarch Casino & Resort Inc.	3,012	30
* MTR Gaming Group Inc.	7,755	30
Einstein Noah Restaurant Group Inc.	2,132	29
* Carrols Restaurant Group Inc.	5,225	28
* Geeknet Inc.	1,532	25
* Martha Stewart Living Omnimedia Class A	9,528	24
* Crown Media Holdings Inc. Class A	12,673	24
* Tower International Inc.	1,985	24
Marine Products Corp.	3,485	23
* Bright Horizons Family Solutions Inc.	817	23
Salem Communications Corp. Class A	3,465	22
Shiloh Industries Inc.	2,001	21
Frisch's Restaurants Inc.	1,072	20
Collectors Universe	1,833	20
* Premier Exhibitions Inc.	8,681	20
National American University Holdings Inc.	3,503	14
* CafePress Inc.	1,607	11
* Perfumania Holdings Inc.	1,772	11
Beasley Broadcasting Group Inc. Class A	1,512	8
* US Auto Parts Network Inc.	5,053	7
Value Line Inc.	419	4
* Orchard Supply Hardware Stores Corp. Class A	653	3
		62,552
Consumer Staples (3.5%)
* United Natural Foods Inc.	17,390	880
Casey's General Stores Inc.	13,611	770
* TreeHouse Foods Inc.	12,830	749
* Hain Celestial Group Inc.	13,157	720
* Darling International Inc.	41,661	695
Harris Teeter Supermarkets Inc.	15,680	674
B&G Foods Inc.	18,831	554
Lancaster Colony Corp.	6,525	477
PriceSmart Inc.	6,423	476
Universal Corp.	8,216	458
Spectrum Brands Holdings Inc.	8,179	442
* Boston Beer Co. Inc. Class A	2,753	428
* Prestige Brands Holdings Inc.	17,932	427
Sanderson Farms Inc.	8,114	412
* Rite Aid Corp.	235,700	387
Snyders-Lance Inc.	15,591	386
J&J Snack Foods Corp.	5,296	367
* Post Holdings Inc.	9,294	359
Fresh Del Monte Produce Inc.	13,630	356
* Elizabeth Arden Inc.	8,930	347
Andersons Inc.	6,675	328
Vector Group Ltd.	19,940	320
WD-40 Co.	5,718	310
^ SUPERVALU Inc.	76,270	303
Tootsie Roll Industries Inc.	8,563	240
Cal-Maine Foods Inc.	5,061	205
* Pilgrim's Pride Corp.	21,298	188
* Boulder Brands Inc.	21,206	181
* Susser Holdings Corp.	3,953	175
Weis Markets Inc.	3,881	157
Inter Parfums Inc.	5,723	143
* Dole Food Co. Inc.	12,658	142
Spartan Stores Inc.	7,583	126
* Harbinger Group Inc.	14,358	123
* Diamond Foods Inc.	7,714	120

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Central Garden and Pet Co. Class A	13,610	119
Calavo Growers Inc.	4,162	117
* Alliance One International Inc.	30,608	114
* Medifast Inc.	4,856	113
Coca-Cola Bottling Co. Consolidated	1,630	107
* Pantry Inc.	8,167	102
* Chiquita Brands International Inc.	16,095	100
Village Super Market Inc. Class A	2,931	96
* USANA Health Sciences Inc.	2,091	93
Ingles Markets Inc. Class A	4,444	91
* Revlon Inc. Class A	4,013	91
* Star Scientific Inc.	51,012	90
* Seneca Foods Corp. Class A	2,891	88
Nash Finch Co.	4,315	83
* Annie's Inc.	1,766	74
* Chefs' Warehouse Inc.	3,905	70
* Omega Protein Corp.	7,038	58
Nature's Sunshine Products Inc.	4,016	58
Limoneira Co.	2,945	58
John B Sanfilippo & Son Inc.	2,838	54
Alico Inc.	1,262	54
National Beverage Corp.	3,983	53
* Natural Grocers by Vitamin Cottage Inc.	2,545	53
Nutraceutical International Corp.	3,112	51
Female Health Co.	6,851	49
Oil-Dri Corp. of America	1,732	48
Orchids Paper Products Co.	2,065	45
Roundy's Inc.	6,841	39
Arden Group Inc.	400	36
* Inventure Foods Inc.	4,485	33
* Farmer Bros Co.	2,330	30
Griffin Land & Nurseries Inc.	982	29
* Synutra International Inc.	5,952	26
* Craft Brew Alliance Inc.	3,574	24
Lifeway Foods Inc.	1,580	18
* Central European Distribution Corp.	22,581	16
		15,805
Energy (6.1%)
* Dril-Quip Inc.	14,291	1,175
* Gulfport Energy Corp.	27,030	1,107
* Oasis Petroleum Inc.	28,415	1,043
* Rosetta Resources Inc.	18,835	917
* Helix Energy Solutions Group Inc.	37,629	881
Berry Petroleum Co. Class A	18,699	856
* Kodiak Oil & Gas Corp.	93,919	836
Energy XXI Bermuda Ltd.	28,099	835
Lufkin Industries Inc.	11,897	771
Bristow Group Inc.	12,785	745
Western Refining Inc.	20,280	728
* SemGroup Corp. Class A	14,814	683
Targa Resources Corp.	10,362	632
* Exterran Holdings Inc.	23,220	586
* McMoRan Exploration Co.	36,307	584
* Hornbeck Offshore Services Inc.	12,650	538
* PDC Energy Inc.	10,652	497
* Key Energy Services Inc.	53,759	461
* Geospace Technologies Corp.	4,533	441
Arch Coal Inc.	74,981	392
* C&J Energy Services Inc.	15,934	386
* Hercules Offshore Inc.	56,565	383
* Cloud Peak Energy Inc.	21,602	370
* Stone Energy Corp.	17,662	361
Gulfmark Offshore Inc.	9,590	343
CVR Energy Inc.	5,945	334

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Carrizo Oil & Gas Inc.	14,198	334
* ION Geophysical Corp.	47,245	314
* Bill Barrett Corp.	17,294	312
* Northern Oil and Gas Inc.	22,712	311
* Clean Energy Fuels Corp.	23,708	298
* Approach Resources Inc.	11,956	296
Ship Finance International Ltd.	17,477	296
* Newpark Resources Inc.	32,335	285
* Halcon Resources Corp.	40,028	284
* TETRA Technologies Inc.	27,955	258
* EPL Oil & Gas Inc.	10,015	258
* Scorpio Tankers Inc.	29,608	252
* Comstock Resources Inc.	17,403	246
* Forest Oil Corp.	42,350	246
Crosstex Energy Inc.	14,713	245
Delek US Holdings Inc.	5,953	222
Rentech Inc.	80,019	218
* Forum Energy Technologies Inc.	7,772	207
* Rex Energy Corp.	15,118	204
* Swift Energy Co.	15,009	203
* Parker Drilling Co.	42,490	202
* Magnum Hunter Resources Corp.	51,615	200
* Pioneer Energy Services Corp.	21,846	191
W&T Offshore Inc.	12,163	181
* Heckmann Corp.	50,516	180
* Resolute Energy Corp.	17,043	173
Contango Oil & Gas Co.	4,468	173
^ Nordic American Tankers Ltd.	18,538	166
* Vaalco Energy Inc.	20,263	164
* Basic Energy Services Inc.	10,764	157
* PHI Inc.	4,608	145
* Matrix Service Co.	9,014	140
* Tesco Corp.	10,597	135
Gulf Island Fabrication Inc.	5,030	120
* Goodrich Petroleum Corp.	9,149	118
* Bonanza Creek Energy Inc.	3,483	118
* Diamondback Energy Inc.	4,984	113
* Vantage Drilling Co.	66,897	109
GasLog Ltd.	8,234	105
* Solazyme Inc.	11,517	101
* Triangle Petroleum Corp.	15,539	97
* Willbros Group Inc.	13,787	93
* Synergy Resources Corp.	13,944	92
* BPZ Resources Inc.	36,737	90
* Dawson Geophysical Co.	2,809	87
* RigNet Inc.	4,336	85
* Green Plains Renewable Energy Inc.	8,820	84
* Clayton Williams Energy Inc.	2,066	82
Penn Virginia Corp.	19,362	79
* Quicksilver Resources Inc.	41,000	76
* Natural Gas Services Group Inc.	4,363	76
* PetroQuest Energy Inc.	19,820	76
* Sanchez Energy Corp.	4,104	76
* Callon Petroleum Co.	14,040	76
* Harvest Natural Resources Inc.	13,669	74
* Mitcham Industries Inc.	4,533	70
* Uranium Energy Corp.	30,012	69
Alon USA Energy Inc.	3,476	68
Panhandle Oil and Gas Inc. Class A	2,472	67
* Warren Resources Inc.	25,336	66
* FX Energy Inc.	18,668	66
* Midstates Petroleum Co. Inc.	8,560	64
* Cal Dive International Inc.	34,248	62
Knightsbridge Tankers Ltd.	8,722	61

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Evolution Petroleum Corp.	5,932	61
*	Abraxas Petroleum Corp.	29,360	60
^	Teekay Tankers Ltd. Class A	22,439	56
*	KiOR Inc.	9,337	51
	Bolt Technology Corp.	3,084	48
	TGC Industries Inc.	5,015	48
*	REX American Resources Corp.	2,046	47
*	Miller Energy Resources Inc.	11,068	43
	Apco Oil and Gas International Inc.	3,149	42
*	Endeavour International Corp.	16,303	41
*	Matador Resources Co.	5,068	40
*	Westmoreland Coal Co.	3,729	39
*	Emerald Oil Inc.	5,501	38
*,^	Frontline Ltd.	18,163	37
*	Isramco Inc.	370	36
*	Amyris Inc.	10,931	32
*	Uranerz Energy Corp.	22,544	30
	Adams Resources & Energy Inc.	722	29
*	Crimson Exploration Inc.	7,288	24
*	Gastar Exploration Ltd.	20,055	23
*	Saratoga Resources Inc.	6,975	21
*	Gevo Inc.	10,574	21
*	Renewable Energy Group Inc.	2,517	19
	Hallador Energy Co.	2,243	18
*	Forbes Energy Services Ltd.	5,008	16
*	Global Geophysical Services Inc.	6,585	15
*	ZaZa Energy Corp.	8,736	14
*	Ceres Inc.	2,070	8
			27,958
Financials (23.5%)
*	Ocwen Financial Corp.	38,151	1,504
	Two Harbors Investment Corp.	104,946	1,350
	Starwood Property Trust Inc.	48,083	1,344
	Omega Healthcare Investors Inc.	39,859	1,116
	Highwoods Properties Inc.	27,948	1,020
	Invesco Mortgage Capital Inc.	47,495	998
	Alterra Capital Holdings Ltd.	30,528	935
	First American Financial Corp.	37,810	918
	ARMOUR Residential REIT Inc.	132,723	888
	Geo Group Inc.	25,355	876
	LaSalle Hotel Properties	34,000	863
	Healthcare Realty Trust Inc.	31,116	828
	Hancock Holding Co.	27,192	821
	EPR Properties	16,712	815
	RLJ Lodging Trust	38,071	814
	Prospect Capital Corp.	71,096	793
	Prosperity Bancshares Inc.	16,942	782
	Susquehanna Bancshares Inc.	67,080	780
	CNO Financial Group Inc.	71,222	779
*	Stifel Financial Corp.	21,806	753
	CYS Investments Inc.	62,504	741
*	Portfolio Recovery Associates Inc.	6,108	714
	Medical Properties Trust Inc.	48,421	703
	DCT Industrial Trust Inc.	96,802	703
	Colonial Properties Trust	31,404	677
	Washington REIT	23,702	656
*	Sunstone Hotel Investors Inc.	57,510	652
	CubeSmart	44,030	649
	Potlatch Corp.	14,417	634
	Greenhill & Co. Inc.	10,392	632
	Apollo Investment Corp.	72,570	631
	Sovran Self Storage Inc.	10,363	630
	Platinum Underwriters Holdings Ltd.	11,725	620

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
NorthStar Realty Finance Corp.	68,698	615
* Texas Capital Bancshares Inc.	14,343	606
EastGroup Properties Inc.	10,619	603
DiamondRock Hospitality Co.	67,248	601
FirstMerit Corp.	39,239	593
* Walter Investment Management Corp.	12,662	581
Redwood Trust Inc.	28,300	573
Webster Financial Corp.	25,820	569
National Health Investors Inc.	8,763	568
FNB Corp.	49,945	567
Glimcher Realty Trust	49,952	562
* First Industrial Realty Trust Inc.	35,213	559
Cathay General Bancorp	28,192	549
Trustmark Corp.	23,747	544
* Financial Engines Inc.	16,590	542
* First Cash Financial Services Inc.	10,245	542
American Capital Mortgage Investment Corp.	20,925	538
Lexington Realty Trust	46,676	535
Cash America International Inc.	10,525	533
Iberiabank Corp.	10,578	531
PennyMac Mortgage Investment Trust	20,809	529
UMB Financial Corp.	11,406	520
Ryman Hospitality Properties	11,583	518
RLI Corp.	7,494	517
Pebblebrook Hotel Trust	21,469	513
BancorpSouth Inc.	33,361	510
Colony Financial Inc.	22,818	505
MarketAxess Holdings Inc.	12,894	504
DuPont Fabros Technology Inc.	21,663	502
Umpqua Holdings Corp.	39,529	496
First Financial Bankshares Inc.	11,121	496
Primerica Inc.	15,653	493
Sun Communities Inc.	10,504	489
Old National Bancorp	35,797	483
Acadia Realty Trust	17,900	482
PS Business Parks Inc.	6,507	481
Wintrust Financial Corp.	12,830	468
* Strategic Hotels & Resorts Inc.	63,935	465
MB Financial Inc.	19,486	462
United Bankshares Inc.	17,760	462
Equity One Inc.	19,380	456
Glacier Bancorp Inc.	25,411	443
Montpelier Re Holdings Ltd.	17,692	437
Capstead Mortgage Corp.	34,853	437
Westamerica Bancorporation	9,844	436
Education Realty Trust Inc.	39,926	436
Selective Insurance Group Inc.	19,548	435
Northwest Bancshares Inc.	34,480	431
National Penn Bancshares Inc.	43,598	427
Home Loan Servicing Solutions Ltd.	18,766	423
Radian Group Inc.	47,811	421
* PHH Corp.	20,012	420
LTC Properties Inc.	10,853	419
Evercore Partners Inc. Class A	10,212	416
PrivateBancorp Inc.	22,806	408
Government Properties Income Trust	15,365	407
Community Bank System Inc.	13,936	402
Bank of the Ozarks Inc.	10,433	401
Fifth Street Finance Corp.	37,150	397
Solar Capital Ltd.	15,853	388
International Bancshares Corp.	19,036	385
* Enstar Group Ltd.	3,016	378
Chesapeake Lodging Trust	17,236	371
Symetra Financial Corp.	27,691	365

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Virtus Investment Partners Inc.	2,167	364
Pennsylvania REIT	19,993	361
American Assets Trust Inc.	11,834	358
Franklin Street Properties Corp.	25,960	357
* Ezcorp Inc. Class A	17,154	355
Sabra Health Care REIT Inc.	13,269	351
Argo Group International Holdings Ltd.	9,228	350
* Western Alliance Bancorp	26,106	347
Main Street Capital Corp.	10,839	346
Hersha Hospitality Trust Class A	61,622	346
BBCN Bancorp Inc.	27,923	346
Hudson Pacific Properties Inc.	15,270	345
First Midwest Bancorp Inc.	26,827	335
CVB Financial Corp.	31,572	335
Provident Financial Services Inc.	21,586	324
First Financial Bancorp	20,980	322
Cousins Properties Inc.	32,967	320
Amtrust Financial Services Inc.	9,617	320
CreXus Investment Corp.	24,022	320
Associated Estates Realty Corp.	17,776	311
Investors Real Estate Trust	32,632	310
Astoria Financial Corp.	31,275	306
* iStar Financial Inc.	30,309	303
Anworth Mortgage Asset Corp.	49,270	301
American Equity Investment Life Holding Co.	21,542	299
PacWest Bancorp	10,894	298
* Citizens Republic Bancorp Inc.	14,389	296
Triangle Capital Corp.	9,810	296
* DFC Global Corp.	15,791	295
Horace Mann Educators Corp.	14,243	291
* Credit Acceptance Corp.	2,608	288
* National Financial Partners Corp.	14,625	288
Nelnet Inc. Class A	8,601	285
Columbia Banking System Inc.	14,261	285
SCBT Financial Corp.	5,981	285
Investors Bancorp Inc.	15,895	281
BlackRock Kelso Capital Corp.	26,479	276
STAG Industrial Inc.	13,024	276
PennantPark Investment Corp.	23,609	274
* World Acceptance Corp.	3,450	272
* Pinnacle Financial Partners Inc.	12,464	271
Park National Corp.	4,083	269
Home BancShares Inc.	7,935	269
Inland Real Estate Corp.	27,591	267
* Nationstar Mortgage Holdings Inc.	6,894	266
Ramco-Gershenson Properties Trust	16,585	262
First Potomac Realty Trust	18,410	260
Boston Private Financial Holdings Inc.	28,179	257
First Commonwealth Financial Corp.	35,351	257
Independent Bank Corp.	8,015	254
ViewPoint Financial Group Inc.	12,165	254
AG Mortgage Investment Trust Inc.	9,668	254
Kennedy-Wilson Holdings Inc.	15,586	250
Oriental Financial Group Inc.	16,317	250
Banco Latinoamericano de Comercio Exterior SA	10,211	247
NBT Bancorp Inc.	12,003	246
Universal Health Realty Income Trust	4,297	245
Resource Capital Corp.	35,984	245
Retail Opportunity Investments Corp.	18,937	244
Alexander's Inc.	752	244
* Greenlight Capital Re Ltd. Class A	10,149	243
Chemical Financial Corp.	9,933	243
Oritani Financial Corp.	16,429	242
Employers Holdings Inc.	11,428	240

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Infinity Property & Casualty Corp.	4,266	240
Hercules Technology Growth Capital Inc.	19,124	240
* Knight Capital Group Inc. Class A	64,452	238
Spirit Realty Capital Inc.	11,935	238
Tower Group Inc.	12,562	234
Coresite Realty Corp.	7,197	233
Brookline Bancorp Inc.	24,537	223
Ashford Hospitality Trust Inc.	18,691	220
* FelCor Lodging Trust Inc.	43,519	218
* Encore Capital Group Inc.	7,297	216
City Holding Co.	5,622	213
Cohen & Steers Inc.	6,464	213
* Forestar Group Inc.	12,143	212
Berkshire Hills Bancorp Inc.	8,641	210
HFF Inc. Class A	11,426	210
Safety Insurance Group Inc.	4,444	209
WesBanco Inc.	8,925	209
* AMERISAFE Inc.	6,357	207
Dynex Capital Inc.	19,036	206
* Piper Jaffray Cos.	5,325	205
Excel Trust Inc.	16,093	203
Banner Corp.	6,732	200
Sterling Financial Corp.	9,380	199
* MGIC Investment Corp.	66,033	197
* Navigators Group Inc.	3,498	196
Summit Hotel Properties Inc.	20,300	195
* WisdomTree Investments Inc.	21,311	194
Renasant Corp.	8,794	194
Apollo Residential Mortgage Inc.	8,471	190
* Hanmi Financial Corp.	11,140	189
Urstadt Biddle Properties Inc. Class A	8,694	184
S&T Bancorp Inc.	10,127	183
Getty Realty Corp.	8,984	179
* Hilltop Holdings Inc.	13,900	178
Maiden Holdings Ltd.	17,566	177
State Bank Financial Corp.	11,111	177
TICC Capital Corp.	16,924	175
United Fire Group Inc.	7,104	175
* ICG Group Inc.	13,145	171
* PICO Holdings Inc.	7,962	171
Flushing Financial Corp.	10,833	171
TrustCo Bank Corp. NY	32,815	171
Campus Crest Communities Inc.	13,506	169
Duff & Phelps Corp. Class A	10,883	169
Community Trust Bancorp Inc.	4,892	167
* Investment Technology Group Inc.	13,575	164
Sandy Spring Bancorp Inc.	8,459	164
* Netspend Holdings Inc.	10,292	163
Cardinal Financial Corp.	10,236	163
CapLease Inc.	26,945	161
Tompkins Financial Corp.	3,884	161
West Coast Bancorp	6,800	160
Monmouth Real Estate Investment Corp. Class A	14,207	159
* United Community Banks Inc.	14,564	157
Dime Community Bancshares Inc.	11,013	156
Epoch Holding Corp.	5,582	156
Medley Capital Corp.	10,406	156
Simmons First National Corp. Class A	6,047	152
RAIT Financial Trust	20,958	152
Kite Realty Group Trust	22,858	151
First Merchants Corp.	9,986	148
Stewart Information Services Corp.	6,414	148
BGC Partners Inc. Class A	34,363	147
* Bancorp Inc.	11,267	144

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Apollo Commercial Real Estate Finance Inc.	8,276	143
Lakeland Financial Corp.	5,763	142
Western Asset Mortgage Capital Corp.	6,605	142
* Eagle Bancorp Inc.	6,380	138
TowneBank	9,311	135
* Tejon Ranch Co.	4,602	135
* First BanCorp	24,456	134
Washington Trust Bancorp Inc.	5,026	133
* BofI Holding Inc.	3,890	131
Southside Bancshares Inc.	6,046	129
Union First Market Bankshares Corp.	7,087	129
Rouse Properties Inc.	7,743	129
Agree Realty Corp.	4,578	128
Rockville Financial Inc.	9,967	128
* Virginia Commerce Bancorp Inc.	9,436	128
Winthrop Realty Trust	10,189	128
* Wilshire Bancorp Inc.	21,569	127
* Citizens Inc.	13,760	126
WSFS Financial Corp.	2,660	126
Parkway Properties Inc.	7,454	126
National Western Life Insurance Co. Class A	765	125
Meadowbrook Insurance Group Inc.	17,695	124
StellarOne Corp.	8,079	124
Provident New York Bancorp	13,792	124
* NewStar Financial Inc.	9,126	123
FBL Financial Group Inc. Class A	3,367	122
1st Source Corp.	5,177	122
New York Mortgage Trust Inc.	17,324	122
Terreno Realty Corp.	6,805	122
Heartland Financial USA Inc.	5,136	121
Capital Southwest Corp.	1,041	121
Cedar Realty Trust Inc.	20,960	120
First Financial Corp.	3,903	120
GAMCO Investors Inc.	2,235	120
EverBank Financial Corp.	7,808	118
Federal Agricultural Mortgage Corp.	3,484	118
* Green Dot Corp. Class A	8,381	117
* Central Pacific Financial Corp.	7,562	117
First Busey Corp.	26,009	117
First Financial Holdings Inc.	5,853	117
* Ameris Bancorp	8,336	116
Saul Centers Inc.	2,644	116
* HomeTrust Bancshares Inc.	7,411	114
MCG Capital Corp.	25,236	114
Select Income REIT	4,019	112
United Financial Bancorp Inc.	7,387	110
* Safeguard Scientifics Inc.	7,282	110
Sterling Bancorp	10,832	110
* Beneficial Mutual Bancorp Inc.	11,486	110
FXCM Inc. Class A	8,294	109
MVC Capital Inc.	8,376	107
* eHealth Inc.	6,861	107
OneBeacon Insurance Group Ltd. Class A	7,908	106
Golub Capital BDC Inc.	6,424	106
First Interstate Bancsystem Inc.	5,743	105
* OmniAmerican Bancorp Inc.	3,951	103
CoBiz Financial Inc.	12,330	102
New Mountain Finance Corp.	6,696	102
Arlington Asset Investment Corp. Class A	3,884	100
MainSource Financial Group Inc.	7,144	100
Chatham Lodging Trust	6,054	100
Lakeland Bancorp Inc.	10,367	100
Univest Corp. of Pennsylvania	5,878	98
Financial Institutions Inc.	4,867	97

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Westwood Holdings Group Inc.	2,344	97
First Community Bancshares Inc.	6,203	97
SY Bancorp Inc.	4,248	96
Trico Bancshares	5,632	96
German American Bancorp Inc.	4,407	96
* Taylor Capital Group Inc.	5,704	94
Bank Mutual Corp.	16,389	94
Bryn Mawr Bank Corp.	4,033	93
Camden National Corp.	2,701	92
Territorial Bancorp Inc.	3,888	91
Bancfirst Corp.	2,251	90
Centerstate Banks Inc.	10,619	90
First Connecticut Bancorp Inc.	6,283	90
* Southwest Bancorp Inc.	6,862	89
* Park Sterling Corp.	15,684	89
Arrow Financial Corp.	3,647	88
State Auto Financial Corp.	5,234	88
One Liberty Properties Inc.	4,043	88
Enterprise Financial Services Corp.	6,274	88
* INTL. FCStone Inc.	4,859	87
GFI Group Inc.	24,529	86
Great Southern Bancorp Inc.	3,574	86
* Walker & Dunlop Inc.	4,027	85
Citizens & Northern Corp.	4,328	84
* Global Indemnity plc	3,613	83
* Metro Bancorp Inc.	5,011	83
Hudson Valley Holding Corp.	5,474	83
Northfield Bancorp Inc.	7,266	83
Franklin Financial Corp.	4,627	83
National Bankshares Inc.	2,447	83
Medallion Financial Corp.	6,310	82
First Bancorp	6,136	82
Peoples Bancorp Inc.	3,769	82
THL Credit Inc.	5,309	82
* Cowen Group Inc. Class A	30,914	81
KCAP Financial Inc.	7,706	78
First of Long Island Corp.	2,722	78
* HomeStreet Inc.	3,074	77
Calamos Asset Management Inc. Class A	6,848	77
Crawford & Co. Class B	9,257	76
Republic Bancorp Inc. Class A	3,512	76
First Defiance Financial Corp.	3,363	76
Fidus Investment Corp.	4,205	76
Heritage Financial Corp.	5,453	76
Solar Senior Capital Ltd.	4,001	75
Washington Banking Co.	5,475	75
Fox Chase Bancorp Inc.	4,498	75
Alliance Financial Corp.	1,690	75
Baldwin & Lyons Inc.	3,216	75
CNB Financial Corp.	4,420	74
* American Safety Insurance Holdings Ltd.	3,198	74
National Interstate Corp.	2,212	74
Gladstone Commercial Corp.	3,877	74
Whitestone REIT	4,913	72
Manning & Napier Inc.	4,820	72
Bank of Marin Bancorp	1,903	72
Diamond Hill Investment Group Inc.	946	71
OceanFirst Financial Corp.	5,077	71
Gladstone Investment Corp.	9,240	69
Oppenheimer Holdings Inc. Class A	3,660	69
Pacific Continental Corp.	6,419	68
Gladstone Capital Corp.	7,456	68
Westfield Financial Inc.	8,693	68
* Preferred Bank	4,181	67

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* SWS Group Inc.	10,415	67
Bridge Bancorp Inc.	3,053	64
* First California Financial Group Inc.	7,960	64
1st United Bancorp Inc.	10,334	63
* Gramercy Capital Corp.	16,434	63
Homeowners Choice Inc.	3,091	62
West Bancorporation Inc.	5,589	62
* Capital Bank Financial Corp.	3,325	62
Ames National Corp.	2,925	61
BankFinancial Corp.	7,521	60
Thomas Properties Group Inc.	11,392	59
Provident Financial Holdings Inc.	3,465	59
* FBR & Co.	3,329	59
Home Federal Bancorp Inc.	5,039	58
* MetroCorp Bancshares Inc.	5,603	58
* GSV Capital Corp.	6,851	57
* Firsthand Technology Value Fund Inc.	3,062	57
American National Bankshares Inc.	2,790	56
Bank of Kentucky Financial Corp.	2,093	56
MidWestOne Financial Group Inc.	2,432	56
Marlin Business Services Corp.	2,938	56
* Guaranty Bancorp	27,292	55
Kansas City Life Insurance Co.	1,470	55
Sierra Bancorp	4,328	55
* Meridian Interstate Bancorp Inc.	3,028	55
First Bancorp Inc.	3,155	55
* Seacoast Banking Corp. of Florida	26,402	54
Kearny Financial Corp.	5,412	54
NGP Capital Resources Co.	7,648	54
Penns Woods Bancorp Inc.	1,326	54
* AV Homes Inc.	3,533	53
Merchants Bancshares Inc.	1,829	53
Consolidated-Tomoka Land Co.	1,538	52
* Phoenix Cos. Inc.	2,077	52
* Zillow Inc. Class A	1,198	51
Mercantile Bank Corp.	3,089	51
* Sun Bancorp Inc.	14,262	51
Center Bancorp Inc.	4,116	51
* Bridge Capital Holdings	3,322	51
Northrim BanCorp Inc.	2,310	50
* Heritage Commerce Corp.	7,415	50
Bar Harbor Bankshares	1,394	50
Simplicity Bancorp Inc.	3,246	49
ESB Financial Corp.	3,587	49
* Suffolk Bancorp	3,488	49
Nicholas Financial Inc.	3,567	48
JAVELIN Mortgage Investment Corp.	2,514	48
* Capital City Bank Group Inc.	4,172	48
UMH Properties Inc.	4,728	47
Horizon Bancorp	2,335	47
Ares Commercial Real Estate Corp.	2,760	47
Peapack Gladstone Financial Corp.	3,185	47
* Hallmark Financial Services	5,129	46
* Ladenburg Thalmann Financial Services Inc.	35,456	46
MidSouth Bancorp Inc.	3,001	46
* First Financial Northwest Inc.	5,756	46
National Bank Holdings Corp. Class A	2,505	45
* Home Bancorp Inc.	2,453	45
Eastern Insurance Holdings Inc.	2,374	44
C&F Financial Corp.	1,100	44
Stellus Capital Investment Corp.	2,775	42
Farmers National Banc Corp.	6,771	42
ESSA Bancorp Inc.	3,767	42
SI Financial Group Inc.	3,629	42

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Horizon Technology Finance Corp.	2,805	41
Century Bancorp Inc. Class A	1,239	41
Heritage Financial Group Inc.	2,970	41
* Heritage Oaks Bancorp	7,186	40
Donegal Group Inc. Class A	2,798	40
Access National Corp.	2,529	40
EMC Insurance Group Inc.	1,557	40
Peoples Federal Bancshares Inc.	2,199	39
* BSB Bancorp Inc.	2,965	39
First Pactrust Bancorp Inc.	3,804	39
* Harris & Harris Group Inc.	10,624	38
Roma Financial Corp.	2,507	38
Middleburg Financial Corp.	1,840	38
* Fidelity Southern Corp.	3,343	37
Cape Bancorp Inc.	4,077	37
Resource America Inc. Class A	4,121	37
* FNB United Corp.	3,597	37
Tree.com Inc.	2,066	36
JMP Group Inc.	5,784	34
* CyrusOne Inc.	1,608	34
Clifton Savings Bancorp Inc.	2,971	34
OFS Capital Corp.	2,311	33
Asta Funding Inc.	3,374	32
Enterprise Bancorp Inc.	2,033	32
* NASB Financial Inc.	1,448	32
TCP Capital Corp.	2,003	31
Hingham Institution for Savings	438	31
Gyrodyne Co. of America Inc.	409	30
* Regional Management Corp.	1,657	30
Artio Global Investors Inc. Class A	10,605	29
* Asset Acceptance Capital Corp.	5,467	29
Universal Insurance Holdings Inc.	6,407	28
Investors Title Co.	424	28
Charter Financial Corp.	2,254	28
Independence Holding Co.	2,802	27
AmREIT Inc. Class B	1,496	26
* Doral Financial Corp.	43,828	25
Gain Capital Holdings Inc.	5,095	23
* Pacific Mercantile Bancorp	3,658	22
MicroFinancial Inc.	2,907	21
Pzena Investment Management Inc. Class A	3,359	21
* Fortegra Financial Corp.	2,286	21
* Waterstone Financial Inc.	2,456	19
* CIFC Corp.	2,207	19
* First Marblehead Corp.	19,628	17
* Cascade Bancorp	2,076	13
California First National Bancorp	795	12
Berkshire Bancorp Inc.	1,467	12
* First Federal Bancshares of Arkansas Inc.	1,166	11
* Crescent Financial Bancshares Inc.	822	3
		107,064
Health Care (12.2%)
* Pharmacyclics Inc.	19,328	1,697
* athenahealth Inc.	12,747	1,196
* Cubist Pharmaceuticals Inc.	22,552	957
* Seattle Genetics Inc.	33,834	952
* Alkermes plc	43,605	947
* HMS Holdings Corp.	30,650	889
* WellCare Health Plans Inc.	15,362	879
* Jazz Pharmaceuticals plc	14,804	861
* Cepheid Inc.	23,388	852
* Centene Corp.	18,349	826
* HealthSouth Corp.	34,098	822
* Align Technology Inc.	25,608	805

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
	STERIS Corp.	20,614	804
*	Haemonetics Corp.	18,114	747
*	PAREXEL International Corp.	21,206	736
	West Pharmaceutical Services Inc.	11,996	725
	Owens & Minor Inc.	22,512	685
*	Arena Pharmaceuticals Inc.	77,498	650
	Questcor Pharmaceuticals Inc.	19,234	627
*	Medicines Co.	19,706	627
	Air Methods Corp.	13,776	617
*	ViroPharma Inc.	23,579	588
*	MWI Veterinary Supply Inc.	4,558	575
	Chemed Corp.	6,890	532
*	Isis Pharmaceuticals Inc.	35,623	524
*	Magellan Health Services Inc.	9,650	498
*	Impax Laboratories Inc.	23,672	469
*	Alnylam Pharmaceuticals Inc.	19,441	461
*	ImmunoGen Inc.	29,477	447
*	Cyberonics Inc.	9,729	445
*	Theravance Inc.	21,431	435
*	HeartWare International Inc.	4,995	427
*	Acorda Therapeutics Inc.	14,301	425
*	Insulet Corp.	18,487	417
*	Medidata Solutions Inc.	7,940	414
*	Infinity Pharmaceuticals Inc.	10,022	414
*	Volcano Corp.	18,828	407
*	Ironwood Pharmaceuticals Inc. Class A	26,893	402
*	Neogen Corp.	8,326	390
*	MedAssets Inc.	20,817	384
*	Nektar Therapeutics	40,996	380
*	Vivus Inc.	35,222	378
*	DexCom Inc.	24,522	366
*	Hanger Inc.	12,208	362
	PDL BioPharma Inc.	50,094	358
	Masimo Corp.	17,862	355
*	ArthroCare Corp.	9,896	346
*	Molina Healthcare Inc.	10,724	342
*	Amsurg Corp. Class A	11,325	342
*	Team Health Holdings Inc.	10,159	340
	Abaxis Inc.	7,770	330
*	Wright Medical Group Inc.	14,111	328
	Analogic Corp.	4,393	326
*	Dendreon Corp.	55,032	319
	CONMED Corp.	10,163	316
*	Emeritus Corp.	11,030	314
	Meridian Bioscience Inc.	14,803	314
*	Aegerion Pharmaceuticals Inc.	10,082	304
*,^	Exelixis Inc.	65,812	300
*	Endologix Inc.	19,862	299
*	Auxilium Pharmaceuticals Inc.	17,388	296
*	NuVasive Inc.	15,554	289
*	Integra LifeSciences Holdings Corp.	7,009	286
*	Akorn Inc.	20,503	283
*	Celldex Therapeutics Inc.	28,598	272
*	Opko Health Inc.	38,558	268
	Quality Systems Inc.	14,244	264
*	Acadia Healthcare Co. Inc.	9,635	262
*	Santarus Inc.	19,750	262
*	InterMune Inc.	29,077	258
*	ICU Medical Inc.	4,511	256
*	Luminex Corp.	15,027	254
*	Conceptus Inc.	11,332	253
*	Neurocrine Biosciences Inc.	23,908	253
*	Orthofix International NV	6,756	252
*	IPC The Hospitalist Co. Inc.	5,975	249

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* MAP Pharmaceuticals Inc.	9,934	248
* NPS Pharmaceuticals Inc.	31,115	248
* Exact Sciences Corp.	23,013	246
Spectrum Pharmaceuticals Inc.	21,485	245
Cantel Medical Corp.	7,661	238
* Bio-Reference Labs Inc.	8,900	236
* Quidel Corp.	9,874	234
* Greatbatch Inc.	8,562	232
* Capital Senior Living Corp.	9,863	227
* AMN Healthcare Services Inc.	16,067	227
* Spectranetics Corp.	12,011	218
* Omnicell Inc.	11,766	212
* Momenta Pharmaceuticals Inc.	16,406	209
* Kindred Healthcare Inc.	18,530	209
* NxStage Medical Inc.	18,572	208
* Synageva BioPharma Corp.	4,071	203
Computer Programs & Systems Inc.	3,876	202
* Rigel Pharmaceuticals Inc.	29,874	201
* Optimer Pharmaceuticals Inc.	16,484	200
* Accretive Health Inc.	20,350	195
Landauer Inc.	3,312	194
Ensign Group Inc.	6,092	191
* ABIOMED Inc.	11,709	188
* Sangamo Biosciences Inc.	18,423	188
* Keryx Biopharmaceuticals Inc.	28,882	186
* MAKO Surgical Corp.	14,335	183
* Merit Medical Systems Inc.	14,731	176
* Halozyme Therapeutics Inc.	31,433	172
National Healthcare Corp.	3,693	171
* Achillion Pharmaceuticals Inc.	20,826	169
* BioScrip Inc.	15,387	168
* Vanguard Health Systems Inc.	11,118	165
* Sequenom Inc.	40,125	165
* Array BioPharma Inc.	42,256	164
Invacare Corp.	11,148	162
* Genomic Health Inc.	5,622	161
* Orexigen Therapeutics Inc.	26,506	158
* Healthways Inc.	11,669	150
* PharMerica Corp.	10,419	149
* Fluidigm Corp.	8,482	146
* HealthStream Inc.	6,841	146
* Lexicon Pharmaceuticals Inc.	73,917	146
* ExamWorks Group Inc.	10,199	144
* Pacira Pharmaceuticals Inc.	6,455	141
* Emergent Biosolutions Inc.	9,031	140
Hi-Tech Pharmacal Co. Inc.	3,748	139
* Idenix Pharmaceuticals Inc.	31,809	134
* Symmetry Medical Inc.	12,816	134
* Natus Medical Inc.	10,288	131
* Antares Pharma Inc.	37,735	130
* AVANIR Pharmaceuticals Inc.	47,412	129
* Depomed Inc.	19,477	126
* Ligand Pharmaceuticals Inc. Class B	6,093	125
* Synta Pharmaceuticals Corp.	14,529	125
* Dynavax Technologies Corp.	60,899	124
* AMAG Pharmaceuticals Inc.	7,468	124
* MannKind Corp.	47,738	122
* Triple-S Management Corp. Class B	6,777	122
* Cynosure Inc. Class A	4,276	121
* Cambrex Corp.	10,376	119
* Amedisys Inc.	10,548	119
* XenoPort Inc.	15,019	115
Select Medical Holdings Corp.	12,375	114
* SurModics Inc.	4,504	114

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
		Shares	($000)
*	Gentiva Health Services Inc.	10,652	112
*	Dyax Corp.	34,605	111
	Universal American Corp.	13,134	110
	Atrion Corp.	554	109
*	Astex Pharmaceuticals	32,768	107
*	Accuray Inc.	24,977	107
*	AVEO Pharmaceuticals Inc.	15,964	106
*	OraSure Technologies Inc.	19,124	106
*	AngioDynamics Inc.	8,576	106
*	LHC Group Inc.	5,137	104
*	Cadence Pharmaceuticals Inc.	21,242	104
*	Navidea Biopharmaceuticals Inc.	33,796	104
*	ZIOPHARM Oncology Inc.	23,282	103
*	Corvel Corp.	2,142	103
	US Physical Therapy Inc.	4,117	101
*	Affymetrix Inc.	24,902	101
*	Endocyte Inc.	10,367	100
*	Tornier NV	5,734	100
*	Five Star Quality Care Inc.	15,000	95
*	Sciclone Pharmaceuticals Inc.	19,896	95
*	Furiex Pharmaceuticals Inc.	2,538	94
*	Cardiovascular Systems Inc.	5,931	94
*	Raptor Pharmaceutical Corp.	18,736	93
*	Clovis Oncology Inc.	4,854	92
*	Vascular Solutions Inc.	5,745	87
*	Vical Inc.	26,608	85
*	Novavax Inc.	44,986	82
	Assisted Living Concepts Inc. Class A	6,892	82
*	Obagi Medical Products Inc.	6,036	81
*	Synergy Pharmaceuticals Inc.	14,593	80
*	Providence Service Corp.	4,603	79
*	XOMA Corp.	28,691	78
*	Epocrates Inc.	6,588	77
*	Palomar Medical Technologies Inc.	6,890	76
*	Curis Inc.	27,679	74
*	Threshold Pharmaceuticals Inc.	15,870	73
*	RTI Biologics Inc.	19,691	71
*	Unilife Corp.	28,328	71
*,^	Repros Therapeutics Inc.	5,971	70
*	Staar Surgical Co.	12,894	70
*	PhotoMedex Inc.	4,650	69
*	Geron Corp.	46,769	68
*	Repligen Corp.	10,935	68
*	Vocera Communications Inc.	2,516	66
*	Intercept Pharmaceuticals Inc.	1,634	64
*	Cerus Corp.	19,323	64
*	OncoGenex Pharmaceutical Inc.	5,157	61
	Almost Family Inc.	2,935	60
	CryoLife Inc.	9,804	60
*	Pozen Inc.	9,420	58
	Enzon Pharmaceuticals Inc.	13,460	57
*	Sunesis Pharmaceuticals Inc.	10,902	57
*	Cytori Therapeutics Inc.	22,153	56
*	Rochester Medical Corp.	3,826	56
*	Exactech Inc.	3,067	56
*	Trius Therapeutics Inc.	10,695	56
*	AtriCure Inc.	6,263	56
*	Solta Medical Inc.	24,218	55
*	Sagent Pharmaceuticals Inc.	3,350	55
*	Immunomedics Inc.	23,288	54
*	Cross Country Healthcare Inc.	9,383	53
*	NewLink Genetics Corp.	4,511	53
*	Anika Therapeutics Inc.	4,217	53
*	Arqule Inc.	20,901	51

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* SIGA Technologies Inc.	12,000	51
* Harvard Bioscience Inc.	8,915	51
* Merge Healthcare Inc.	20,919	51
National Research Corp.	900	51
* Omeros Corp.	9,180	50
* Derma Sciences Inc.	4,022	50
* Globus Medical Inc.	3,427	50
* ImmunoCellular Therapeutics Ltd.	18,446	47
Utah Medical Products Inc.	1,127	47
* KYTHERA Biopharmaceuticals Inc.	1,754	46
* Chindex International Inc.	4,152	45
* Lannett Co. Inc.	5,478	45
* Coronado Biosciences Inc.	6,174	45
* Greenway Medical Technologies	2,820	45
* Biotime Inc.	10,464	44
* GTx Inc.	9,440	43
* Hansen Medical Inc.	19,614	42
* Oncothyreon Inc.	19,950	41
* Targacept Inc.	9,362	41
Pain Therapeutics Inc.	13,688	40
* Skilled Healthcare Group Inc.	6,867	40
* Osiris Therapeutics Inc.	5,857	39
* Progenics Pharmaceuticals Inc.	14,405	38
* Discovery Laboratories Inc.	14,885	37
* Vanda Pharmaceuticals Inc.	9,685	36
* Zogenix Inc.	19,379	36
* Agenus Inc.	8,399	36
* BioDelivery Sciences International Inc.	9,330	35
* Ampio Pharmaceuticals Inc.	8,781	34
* Affymax Inc.	12,650	34
* Merrimack Pharmaceuticals Inc.	5,214	33
* TESARO Inc.	1,659	33
* Rockwell Medical Technologies Inc.	7,431	33
* Horizon Pharma Inc.	15,450	33
* Alphatec Holdings Inc.	18,738	31
* Pacific Biosciences of California Inc.	12,719	29
* Amicus Therapeutics Inc.	10,751	29
* Corcept Therapeutics Inc.	16,891	28
* Biospecifics Technologies Corp.	1,705	27
* Durata Therapeutics Inc.	2,963	25
* PDI Inc.	3,438	25
* Transcept Pharmaceuticals Inc.	4,323	25
* ChemoCentryx Inc.	1,832	25
* Zeltiq Aesthetics Inc.	5,807	23
Maxygen Inc.	9,524	23
* Regulus Therapeutics Inc.	4,489	23
* Hyperion Therapeutics Inc.	1,193	22
* BioCryst Pharmaceuticals Inc.	16,871	20
* Verastem Inc.	2,138	20
* Cornerstone Therapeutics Inc.	2,901	19
* Anacor Pharmaceuticals Inc.	5,545	19
* Sucampo Pharmaceuticals Inc. Class A	3,718	19
* Pernix Therapeutics Holdings	3,123	19
* Codexis Inc.	8,830	18
* Cumberland Pharmaceuticals Inc.	4,074	18
* Ventrus Biosciences Inc.	4,321	13
* Cempra Inc.	1,500	10
* Supernus Pharmaceuticals Inc.	1,202	9
* Acura Pharmaceuticals Inc.	4,155	9
* EnteroMedics Inc.	9,153	8
* BG Medicine Inc.	3,762	6
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		55,523

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Industrials (15.3%)
* Genesee & Wyoming Inc. Class A	15,752	1,410
* Alaska Air Group Inc.	25,271	1,303
Acuity Brands Inc.	15,066	1,026
* Middleby Corp.	6,666	995
AO Smith Corp.	13,865	992
* Hexcel Corp.	35,451	966
* Teledyne Technologies Inc.	13,092	963
Woodward Inc.	24,621	922
EMCOR Group Inc.	23,776	917
* Old Dominion Freight Line Inc.	25,384	913
CLARCOR Inc.	17,896	912
* Avis Budget Group Inc.	37,820	884
Belden Inc.	16,235	818
Watsco Inc.	10,492	817
HEICO Corp.	18,772	815
Actuant Corp. Class A	26,010	791
* US Airways Group Inc.	57,871	777
* Chart Industries Inc.	10,594	769
* Esterline Technologies Corp.	10,952	755
* USG Corp.	26,222	740
Deluxe Corp.	18,208	722
* Moog Inc. Class A	16,029	721
* EnerSys Inc.	16,992	695
Applied Industrial Technologies Inc.	15,080	655
* Tetra Tech Inc.	22,658	654
Corporate Executive Board Co.	11,980	649
* Advisory Board Co.	12,272	623
* Beacon Roofing Supply Inc.	16,758	618
Brady Corp. Class A	17,539	597
* MasTec Inc.	19,601	590
Curtiss-Wright Corp.	16,781	582
Healthcare Services Group Inc.	24,032	579
Franklin Electric Co. Inc.	8,397	546
United Stationers Inc.	14,368	520
* FTI Consulting Inc.	14,830	515
Barnes Group Inc.	19,163	510
HNI Corp.	16,086	508
* JetBlue Airways Corp.	82,553	500
* DigitalGlobe Inc.	18,976	495
Herman Miller Inc.	20,606	494
* Hub Group Inc. Class A	13,106	494
* Acacia Research Corp.	17,558	491
Watts Water Technologies Inc. Class A	9,923	466
AMERCO	3,089	465
Mine Safety Appliances Co.	9,751	457
TAL International Group Inc.	10,402	448
Brink's Co.	16,696	442
* Atlas Air Worldwide Holdings Inc.	9,335	440
ABM Industries Inc.	18,981	431
UniFirst Corp.	5,121	428
Granite Construction Inc.	13,653	424
Briggs & Stratton Corp.	17,351	424
Allegiant Travel Co. Class A	5,282	424
Simpson Manufacturing Co. Inc.	14,131	411
AZZ Inc.	9,013	402
Forward Air Corp.	10,390	392
* RBC Bearings Inc.	7,841	391
Lindsay Corp.	4,535	387
ESCO Technologies Inc.	9,549	387
Steelcase Inc. Class A	27,213	385
Interface Inc. Class A	20,970	384
* Swift Transportation Co.	28,205	382
Mueller Industries Inc.	7,084	377

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Mobile Mini Inc.	13,692	369
Raven Industries Inc.	12,990	367
Werner Enterprises Inc.	15,812	364
Titan International Inc.	17,016	359
* EnPro Industries Inc.	7,379	343
* Aegion Corp. Class A	14,074	338
* On Assignment Inc.	15,358	336
* Trimas Corp.	11,524	331
Kaman Corp.	9,449	330
* II-VI Inc.	18,854	327
Knight Transportation Inc.	20,733	325
* Huron Consulting Group Inc.	8,251	323
* Korn/Ferry International	17,169	318
Mueller Water Products Inc. Class A	56,169	316
Tennant Co.	6,760	315
* Team Inc.	7,140	313
* Orbital Sciences Corp.	21,151	313
Seaboard Corp.	109	311
Generac Holdings Inc.	8,849	305
* ACCO Brands Corp.	40,512	304
* Spirit Airlines Inc.	14,962	303
Knoll Inc.	17,245	293
* Rush Enterprises Inc. Class A	11,971	293
Kaydon Corp.	11,527	288
Universal Forest Products Inc.	7,089	288
Aircastle Ltd.	21,116	284
Albany International Corp.	9,942	284
G&K Services Inc. Class A	6,782	283
* TrueBlue Inc.	14,556	282
* Blount International Inc.	17,576	265
Quanex Building Products Corp.	13,250	264
McGrath RentCorp	8,930	263
Apogee Enterprises Inc.	10,210	263
CIRCOR International Inc.	6,270	261
* GenCorp Inc.	21,550	260
Astec Industries Inc.	7,242	258
SkyWest Inc.	18,404	258
AAR Corp.	14,521	255
* Dycom Industries Inc.	12,131	254
* Trex Co. Inc.	5,379	254
Altra Holdings Inc.	9,729	250
Standex International Corp.	4,561	245
Cubic Corp.	5,743	240
* Navigant Consulting Inc.	18,755	239
* Exponent Inc.	4,723	237
* Wabash National Corp.	24,736	236
Heartland Express Inc.	17,358	236
Insperity Inc.	8,212	233
Sauer-Danfoss Inc.	4,227	229
* Tutor Perini Corp.	12,914	220
Cascade Corp.	3,227	207
* Rexnord Corp.	10,091	206
Great Lakes Dredge & Dock Corp.	20,708	202
Sun Hydraulics Corp.	7,237	202
Hyster-Yale Materials Handling Inc.	3,857	198
Textainer Group Holdings Ltd.	4,878	197
Primoris Services Corp.	10,477	196
H&E Equipment Services Inc.	10,052	196
* Nortek Inc.	2,713	195
Viad Corp.	7,094	195
Quad/Graphics Inc.	8,899	194
* DXP Enterprises Inc.	3,107	193
Encore Wire Corp.	5,795	189
* Powell Industries Inc.	3,249	189

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
John Bean Technologies Corp.	10,134	187
* Gibraltar Industries Inc.	10,787	185
American Science & Engineering Inc.	2,953	185
Resources Connection Inc.	14,887	182
* Saia Inc.	5,598	180
Griffon Corp.	15,938	180
* ICF International Inc.	7,026	174
* Federal Signal Corp.	21,770	170
* Titan Machinery Inc.	5,904	167
* MYR Group Inc.	7,181	167
* InnerWorkings Inc.	11,211	166
Kelly Services Inc. Class A	9,368	165
Comfort Systems USA Inc.	13,212	165
* Greenbrier Cos. Inc.	8,069	163
US Ecology Inc.	6,470	161
* Republic Airways Holdings Inc.	16,965	160
AAON Inc.	6,481	156
Gorman-Rupp Co.	5,364	155
* Layne Christensen Co.	6,953	153
* Meritor Inc.	34,039	150
* CAI International Inc.	5,312	147
Kforce Inc.	10,064	146
Ennis Inc.	9,246	145
American Railcar Industries Inc.	3,314	145
* EnerNOC Inc.	8,635	142
LB Foster Co. Class A	3,218	142
Celadon Group Inc.	7,002	140
* Taser International Inc.	18,723	139
* Aerovironment Inc.	6,060	134
* Columbus McKinnon Corp.	6,756	133
National Presto Industries Inc.	1,680	128
* KEYW Holding Corp.	8,678	126
* Zipcar Inc.	9,486	116
Multi-Color Corp.	4,726	114
* Standard Parking Corp.	5,473	114
* Roadrunner Transportation Systems Inc.	4,956	113
Marten Transport Ltd.	5,452	113
* GP Strategies Corp.	5,178	112
* Mistras Group Inc.	5,465	112
Douglas Dynamics Inc.	7,747	110
* American Woodmark Corp.	3,419	110
* XPO Logistics Inc.	6,216	108
Barrett Business Services Inc.	2,459	107
Kimball International Inc. Class B	11,521	106
* Thermon Group Holdings Inc.	5,133	105
* NCI Building Systems Inc.	6,397	105
Arkansas Best Corp.	9,015	104
* Air Transport Services Group Inc.	18,806	104
* EnergySolutions Inc.	27,900	104
Global Power Equipment Group Inc.	6,038	101
* Astronics Corp.	3,662	101
* Hawaiian Holdings Inc.	17,815	101
* Capstone Turbine Corp.	103,866	101
* Kadant Inc.	4,089	100
* Consolidated Graphics Inc.	2,590	100
Insteel Industries Inc.	6,284	100
Aceto Corp.	9,451	98
* Echo Global Logistics Inc.	5,190	97
* Builders FirstSource Inc.	15,833	96
* Orion Marine Group Inc.	9,603	91
* Odyssey Marine Exploration Inc.	25,983	91
* Lydall Inc.	6,018	91
SeaCube Container Leasing Ltd.	3,884	89
* RPX Corp.	7,481	89

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
FreightCar America Inc.	4,211	89
Alamo Group Inc.	2,442	87
Heidrick & Struggles International Inc.	6,346	86
* CBIZ Inc.	13,455	86
Pike Electric Corp.	6,099	85
* Wesco Aircraft Holdings Inc.	6,234	85
* Proto Labs Inc.	1,771	82
Graham Corp.	3,528	82
* CRA International Inc.	3,692	82
Dynamic Materials Corp.	4,774	81
CDI Corp.	4,825	79
* Northwest Pipe Co.	3,312	79
* Furmanite Corp.	13,236	79
* Pendrell Corp.	54,595	78
* Energy Recovery Inc.	15,675	77
Michael Baker Corp.	3,077	75
Houston Wire & Cable Co.	6,299	73
Twin Disc Inc.	3,044	73
* LMI Aerospace Inc.	3,195	71
* Commercial Vehicle Group Inc.	8,669	68
* Franklin Covey Co.	4,879	67
* Accuride Corp.	16,394	66
* Sterling Construction Co. Inc.	5,811	66
* TMS International Corp. Class A	4,604	63
* Flow International Corp.	16,962	63
Miller Industries Inc.	3,938	63
* Park-Ohio Holdings Corp.	3,079	63
* Hurco Cos. Inc.	2,226	63
* Casella Waste Systems Inc. Class A	13,280	62
* Patriot Transportation Holding Inc.	2,267	62
* Kratos Defense & Security Solutions Inc.	14,259	60
* Quality Distribution Inc.	7,628	60
Preformed Line Products Co.	841	60
* WageWorks Inc.	2,513	59
* Ameresco Inc. Class A	7,132	59
Argan Inc.	3,510	59
* FuelCell Energy Inc.	54,071	57
Ampco-Pittsburgh Corp.	3,020	56
* Swisher Hygiene Inc.	39,103	55
Hardinge Inc.	4,187	55
* NN Inc.	6,093	53
Met-Pro Corp.	5,259	52
* PMFG Inc.	7,415	50
* Pacer International Inc.	12,068	50
LSI Industries Inc.	6,990	48
Schawk Inc. Class A	4,230	45
* Hudson Global Inc.	11,885	44
Courier Corp.	3,477	44
^ Acorn Energy Inc.	6,340	41
* Edgen Group Inc.	5,134	41
* Performant Financial Corp.	3,086	41
* Cenveo Inc.	19,280	40
* AT Cross Co. Class A	3,300	40
* Heritage-Crystal Clean Inc.	2,643	39
* American Superconductor Corp.	13,445	39
* PGT Inc.	6,702	39
* Rand Logistics Inc.	6,367	36
* Vicor Corp.	6,736	36
Eastern Co.	2,133	35
Intersections Inc.	3,294	35
International Shipholding Corp.	1,876	34
Universal Truckload Services Inc.	1,878	34
* TRC Cos. Inc.	5,186	33
VSE Corp.	1,416	32

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Dolan Co.	10,472	30
*	ARC Document Solutions Inc.	13,226	30
	Coleman Cable Inc.	2,981	29
*	Genco Shipping & Trading Ltd.	11,271	29
*	API Technologies Corp.	11,040	29
	NL Industries Inc.	2,254	29
*	Willis Lease Finance Corp.	1,866	28
*	Hill International Inc.	7,809	27
	Ceco Environmental Corp.	2,460	27
*	BlueLinx Holdings Inc.	8,217	24
*	Metalico Inc.	13,768	23
*	CPI Aerostructures Inc.	2,277	20
*	Patrick Industries Inc.	1,355	18
*	Astronics Corp. Class B	577	16
	Sypris Solutions Inc.	3,631	15
	SIFCO Industries Inc.	869	14
*	Enphase Energy Inc.	2,809	14
	Omega Flex Inc.	944	13
	Compx International Inc.	377	5
*	BlueLinx Holdings Inc. Rights Exp. 03/27/2013	8,217	3
			69,734
Information Technology (16.6%)
*	CommVault Systems Inc.	15,878	1,174
*	Cymer Inc.	11,003	1,088
*	WEX Inc.	13,832	1,038
*	Aspen Technology Inc.	33,305	1,024
*	CoStar Group Inc.	10,043	1,012
*	Aruba Networks Inc.	39,838	993
*	PTC Inc.	42,555	985
*	Ultimate Software Group Inc.	9,488	932
*,^	3D Systems Corp.	24,979	923
	MAXIMUS Inc.	12,098	880
	FEI Co.	13,523	857
*	QLIK Technologies Inc.	30,445	792
*	Hittite Microwave Corp.	11,160	723
*	ValueClick Inc.	26,805	715
*	Semtech Corp.	23,210	710
*	Arris Group Inc.	40,374	700
	Anixter International Inc.	9,994	689
*	Cavium Inc.	17,767	656
*	Microsemi Corp.	31,741	655
*	ACI Worldwide Inc.	14,203	651
	InterDigital Inc.	14,634	650
	Convergys Corp.	39,012	647
	Cognex Corp.	15,315	631
*	ViaSat Inc.	13,416	630
	Plantronics Inc.	15,201	614
*	Verint Systems Inc.	17,816	609
*	Tyler Technologies Inc.	10,772	608
	j2 Global Inc.	16,556	591
*	Mentor Graphics Corp.	33,336	590
*	Sourcefire Inc.	10,441	560
*	First Solar Inc.	21,488	555
*	Cirrus Logic Inc.	23,081	555
*	TiVo Inc.	44,643	553
	Fair Isaac Corp.	12,286	545
*	Ciena Corp.	35,518	541
*	VirnetX Holding Corp.	15,037	530
*	International Rectifier Corp.	24,442	514
	ADTRAN Inc.	22,835	510
	Littelfuse Inc.	7,655	507
	MKS Instruments Inc.	18,560	504
*	Manhattan Associates Inc.	7,178	501

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Acxiom Corp.	27,133	494
* Sapient Corp.	43,518	488
Coherent Inc.	8,362	483
* Finisar Corp.	32,246	472
* Progress Software Corp.	20,531	462
* Entegris Inc.	48,490	461
* NETGEAR Inc.	13,417	457
* RF Micro Devices Inc.	98,259	453
Blackbaud Inc.	16,105	448
* Universal Display Corp.	14,142	444
* OpenTable Inc.	7,973	443
* Dealertrack Technologies Inc.	14,993	442
* Veeco Instruments Inc.	13,727	438
* Euronet Worldwide Inc.	17,928	433
Heartland Payment Systems Inc.	13,696	426
Power Integrations Inc.	10,112	423
* VistaPrint NV	12,072	423
* Synaptics Inc.	12,011	417
* Cardtronics Inc.	15,727	415
* MEMC Electronic Materials Inc.	82,533	409
* Take-Two Interactive Software Inc.	27,891	408
NIC Inc.	23,018	408
* Cornerstone OnDemand Inc.	12,020	407
* CACI International Inc. Class A	8,008	406
* OSI Systems Inc.	7,015	404
* WebMD Health Corp.	18,186	402
Intersil Corp. Class A	45,514	386
* Ultratech Inc.	9,363	384
* Electronics for Imaging Inc.	16,586	382
* QLogic Corp.	32,254	367
* Bottomline Technologies de Inc.	13,337	362
* Unisys Corp.	15,659	360
* Benchmark Electronics Inc.	20,618	359
* SYNNEX Corp.	9,410	359
* Integrated Device Technology Inc.	50,873	346
* Netscout Systems Inc.	13,152	334
Syntel Inc.	5,535	333
Tessera Technologies Inc.	18,618	332
* MicroStrategy Inc. Class A	3,061	312
MTS Systems Corp.	5,767	311
* SS&C Technologies Holdings Inc.	12,193	309
* Ixia	15,127	307
* Insight Enterprises Inc.	15,934	306
* Plexus Corp.	12,539	305
* Sanmina Corp.	29,304	300
* Synchronoss Technologies Inc.	9,933	300
* ScanSource Inc.	9,916	298
* Advent Software Inc.	11,342	297
* OmniVision Technologies Inc.	18,820	290
Cabot Microelectronics Corp.	8,464	289
* Liquidity Services Inc.	8,474	289
* LivePerson Inc.	19,822	287
* TriQuint Semiconductor Inc.	60,556	285
* Rogers Corp.	5,855	279
* RealPage Inc.	12,866	279
Monotype Imaging Holdings Inc.	13,173	277
* Rofin-Sinar Technologies Inc.	10,270	273
Monolithic Power Systems Inc.	10,988	270
* Guidewire Software Inc.	7,323	268
Badger Meter Inc.	5,233	266
Tellabs Inc.	130,334	265
* FARO Technologies Inc.	6,128	260
* Cray Inc.	13,365	259
* Advanced Energy Industries Inc.	14,321	258

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Infinera Corp.	39,544	257
* ExlService Holdings Inc.	8,430	255
* Diodes Inc.	12,785	255
* ATMI Inc.	11,524	252
Brooks Automation Inc.	23,972	242
* Harmonic Inc.	42,510	242
* CSG Systems International Inc.	12,275	238
Loral Space & Communications Inc.	3,978	232
* Rambus Inc.	39,979	225
EarthLink Inc.	38,283	222
* Newport Corp.	13,385	219
* Monster Worldwide Inc.	42,475	217
* Blucora Inc.	14,024	217
* iGATE Corp.	11,261	215
* Angie's List Inc.	12,578	215
* Interactive Intelligence Group Inc.	5,142	214
* Comverse Inc.	7,671	211
* Web.com Group Inc.	12,280	210
* Intermec Inc.	21,014	208
* BroadSoft Inc.	9,825	206
* Sykes Enterprises Inc.	13,636	203
* PROS Holdings Inc.	7,730	201
ManTech International Corp. Class A	8,093	201
* Spansion Inc. Class A	16,894	199
* comScore Inc.	12,379	197
* Emulex Corp.	30,387	196
* Websense Inc.	13,036	195
* Lattice Semiconductor Corp.	41,327	193
* Measurement Specialties Inc.	5,294	192
United Online Inc.	31,739	187
* Applied Micro Circuits Corp.	23,516	187
Park Electrochemical Corp.	7,284	184
* Digital River Inc.	12,929	184
* Accelrys Inc.	19,447	184
* Sonus Networks Inc.	74,484	182
* Bankrate Inc.	16,181	182
Micrel Inc.	17,010	179
* Ellie Mae Inc.	8,811	179
* RealD Inc.	15,006	175
Methode Electronics Inc.	12,924	169
Comtech Telecommunications Corp.	6,290	168
* Silicon Graphics International Corp.	11,187	168
* Checkpoint Systems Inc.	14,149	168
* SunPower Corp. Class A	14,158	166
Pegasystems Inc.	6,015	165
* Global Cash Access Holdings Inc.	23,037	164
* SPS Commerce Inc.	4,339	162
* Internap Network Services Corp.	18,553	161
^ Ebix Inc.	9,901	159
* Exar Corp.	13,176	155
Cass Information Systems Inc.	3,609	154
* InvenSense Inc.	12,705	153
* TTM Technologies Inc.	18,621	153
* Constant Contact Inc.	10,632	150
* TeleTech Holdings Inc.	8,009	150
* Dice Holdings Inc.	15,432	149
Black Box Corp.	6,034	146
* Tangoe Inc.	10,547	144
* Photronics Inc.	21,145	140
* LogMeIn Inc.	7,729	138
* Volterra Semiconductor Corp.	8,953	137
EPIQ Systems Inc.	11,010	137
Forrester Research Inc.	4,976	137
* Virtusa Corp.	6,522	137

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* CalAmp Corp.	12,424	136
* Entropic Communications Inc.	30,751	136
* Silicon Image Inc.	29,112	134
* Move Inc.	13,733	134
* PDF Solutions Inc.	8,426	131
* Perficient Inc.	11,161	129
Daktronics Inc.	12,608	129
* Fabrinet	7,768	127
* DTS Inc.	6,405	127
* Imperva Inc.	3,406	124
* Rudolph Technologies Inc.	11,248	124
* Ceva Inc.	8,108	123
* MoneyGram International Inc.	7,517	122
* Nanometrics Inc.	8,207	121
* SciQuest Inc.	6,256	120
* Super Micro Computer Inc.	10,239	120
* GT Advanced Technologies Inc.	41,766	119
* Calix Inc.	13,818	118
CTS Corp.	11,929	117
* Seachange International Inc.	10,013	115
* Extreme Networks	32,903	115
* CIBER Inc.	25,791	115
* Stamps.com Inc.	4,653	113
* Envestnet Inc.	7,265	111
* ServiceSource International Inc.	17,487	111
* Computer Task Group Inc.	5,374	107
Electro Rent Corp.	6,570	106
* Parkervision Inc.	26,334	105
* Amkor Technology Inc.	25,840	105
* Actuate Corp.	17,313	104
* Quantum Corp.	81,931	103
* Kemet Corp.	15,917	103
* Oplink Communications Inc.	6,669	102
* Responsys Inc.	12,581	102
* Vocus Inc.	7,207	101
* Higher One Holdings Inc.	11,265	101
* Power-One Inc.	23,586	100
* LTX-Credence Corp.	17,169	100
* GSI Group Inc.	10,297	99
* Globecomm Systems Inc.	8,100	98
* Jive Software Inc.	5,710	95
* Anaren Inc.	4,884	95
* Saba Software Inc.	10,489	92
* Maxwell Technologies Inc.	10,340	90
* NVE Corp.	1,697	90
* Digi International Inc.	9,055	89
Electro Scientific Industries Inc.	8,042	89
* FormFactor Inc.	17,576	88
IXYS Corp.	8,690	87
Cohu Inc.	8,586	86
* Demand Media Inc.	10,494	85
* XO Group Inc.	9,253	85
Keynote Systems Inc.	5,527	84
Supertex Inc.	3,658	83
* VASCO Data Security International Inc.	9,967	82
* Integrated Silicon Solution Inc.	9,611	82
* Zygo Corp.	5,703	82
* Inphi Corp.	8,305	80
* Procera Networks Inc.	6,797	80
* Zix Corp.	21,070	79
* Aviat Networks Inc.	21,861	78
* ExactTarget Inc.	3,446	77
* Kopin Corp.	23,683	76
* Lionbridge Technologies Inc.	19,932	76

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	IntraLinks Holdings Inc.	12,866	76
*	PLX Technology Inc.	15,880	75
*	Mercury Systems Inc.	10,845	74
*	FleetMatics Group plc	3,115	74
*	Avid Technology Inc.	10,580	73
*	Symmetricom Inc.	14,632	72
*	KVH Industries Inc.	5,229	70
*	ShoreTel Inc.	17,087	69
	American Software Inc. Class A	8,297	68
*	support.com Inc.	17,184	67
*	Yelp Inc.	3,006	67
*	QuinStreet Inc.	11,557	66
*	Aeroflex Holding Corp.	7,073	65
*	Immersion Corp.	9,753	65
	ePlus Inc.	1,417	65
*	Active Network Inc.	13,742	64
	Bel Fuse Inc. Class B	3,767	63
*	Unwired Planet Inc.	31,078	62
*	Ruckus Wireless Inc.	2,913	62
*	Demandware Inc.	2,315	61
*	Vishay Precision Group Inc.	4,358	61
*	STEC Inc.	12,615	61
*	Pericom Semiconductor Corp.	8,368	59
*	Market Leader Inc.	7,880	59
*	Infoblox Inc.	2,773	58
*	Mindspeed Technologies Inc.	12,939	58
*,^	Trulia Inc.	2,415	58
	Telular Corp.	5,727	57
*	Ultra Clean Holdings	9,657	57
*	Datalink Corp.	5,465	57
*	DSP Group Inc.	7,835	57
*	RealNetworks Inc.	7,787	57
	Digimarc Corp.	2,534	57
*	PRGX Global Inc.	8,623	56
	Richardson Electronics Ltd.	4,575	55
*	Sigma Designs Inc.	11,639	54
*	Callidus Software Inc.	12,331	54
*	Travelzoo Inc.	2,470	52
	Ubiquiti Networks Inc.	3,758	52
*	ANADIGICS Inc.	24,487	52
*	Guidance Software Inc.	5,093	50
*	Numerex Corp. Class A	4,060	50
*	Alpha & Omega Semiconductor Ltd.	6,130	49
	Mesa Laboratories Inc.	931	49
*	Agilysys Inc.	5,258	48
*	Multi-Fineline Electronix Inc.	3,028	46
*	Intermolecular Inc.	4,773	46
*	GSI Technology Inc.	7,084	45
*	MaxLinear Inc.	7,600	45
*	Rosetta Stone Inc.	3,816	44
	Tessco Technologies Inc.	1,934	44
*,^	Glu Mobile Inc.	19,382	44
	PC-Tel Inc.	6,344	44
*	Limelight Networks Inc.	20,691	44
	PC Connection Inc.	3,045	44
*,^	AVG Technologies NV	2,757	43
*	Pervasive Software Inc.	4,720	43
*	Telenav Inc.	5,942	42
*	Axcelis Technologies Inc.	37,052	42
*,^	OCZ Technology Group Inc.	24,102	42
*	Neonode Inc.	7,738	41
*	ModusLink Global Solutions Inc.	14,137	41
*	MoSys Inc.	11,550	40
*	Key Tronic Corp.	3,763	40

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Intevac Inc.	8,346	40
	Hackett Group Inc.	8,426	39
*	Carbonite Inc.	3,878	38
*	Millennial Media Inc.	4,063	38
*	Imation Corp.	11,066	38
*	Ipass Inc.	18,703	38
*	Qualys Inc.	3,022	36
*	EPAM Systems Inc.	1,692	35
*	NeoPhotonics Corp.	7,017	35
*	Oclaro Inc.	26,016	35
*	Echelon Corp.	13,045	34
*	M/A-COM Technology Solutions Holdings Inc.	2,083	34
*	Radisys Corp.	7,999	34
*	QuickLogic Corp.	15,007	32
*	Westell Technologies Inc. Class A	17,533	32
*	E2open Inc.	1,609	32
*	AXT Inc.	11,080	32
*	Proofpoint Inc.	2,201	31
*	Rubicon Technology Inc.	5,839	30
	Marchex Inc. Class B	7,763	29
*	FalconStor Software Inc.	10,737	29
*	Spark Networks Inc.	3,935	28
	QAD Inc. Class A	2,145	28
*	Audience Inc.	2,052	28
*	Innodata Inc.	7,712	27
*	TechTarget Inc.	5,374	26
*	Bazaarvoice Inc.	3,570	25
*	Mattson Technology Inc.	19,819	24
	Sapiens International Corp. NV	4,702	23
*	Peregrine Semiconductor Corp.	2,165	22
*	Exa Corp.	2,145	21
*	Ambarella Inc.	2,094	21
*	STR Holdings Inc.	10,382	21
	Aware Inc.	4,135	21
*	Viasystems Group Inc.	1,291	18
*,^	MeetMe Inc.	6,397	16
*	Mattersight Corp.	3,461	16
*	Brightcove Inc.	1,992	13
*	Synacor Inc.	2,285	8
*	Xoom Corp.	338	7
*	Envivio Inc.	2,660	5
*	Ambient Corp.	818	2
			75,546
Materials (5.3%)
	Axiall Corp.	24,686	1,397
	Eagle Materials Inc.	17,384	1,118
*	Louisiana-Pacific Corp.	48,931	1,026
	HB Fuller Co.	17,812	728
	PolyOne Corp.	31,713	723
*	Chemtura Corp.	35,179	708
	Olin Corp.	28,626	663
	Sensient Technologies Corp.	17,841	659
*	Coeur d'Alene Mines Corp.	31,816	605
*	Stillwater Mining Co.	41,484	541
	Worthington Industries Inc.	18,456	523
	Minerals Technologies Inc.	12,540	505
	Hecla Mining Co.	100,786	468
*	Texas Industries Inc.	7,977	463
	Balchem Corp.	10,444	421
	Kaiser Aluminum Corp.	6,817	417
*	SunCoke Energy Inc.	24,735	408
	Schweitzer-Mauduit International Inc.	11,027	406
*	Clearwater Paper Corp.	8,354	404

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Resolute Forest Products	28,929	399
*	Graphic Packaging Holding Co.	52,077	386
	Buckeye Technologies Inc.	13,924	386
	KapStone Paper and Packaging Corp.	14,458	385
	Innophos Holdings Inc.	7,783	380
	Stepan Co.	6,009	368
*	Calgon Carbon Corp.	20,399	348
	Innospec Inc.	8,266	333
	A Schulman Inc.	10,570	331
*	RTI International Metals Inc.	10,865	322
	Globe Specialty Metals Inc.	22,020	315
	Boise Inc.	36,083	310
	American Vanguard Corp.	9,982	310
	Koppers Holdings Inc.	7,447	309
*	OM Group Inc.	11,621	285
	Deltic Timber Corp.	3,922	280
	PH Glatfelter Co.	15,394	279
*	Kraton Performance Polymers Inc.	11,575	278
	Quaker Chemical Corp.	4,664	268
	AMCOL International Corp.	9,084	266
*	LSB Industries Inc.	6,755	262
	Schnitzer Steel Industries Inc.	9,087	260
*	Flotek Industries Inc.	17,873	251
*	Headwaters Inc.	26,171	246
	Haynes International Inc.	4,305	222
	Tredegar Corp.	8,461	207
*	Berry Plastics Group Inc.	10,606	204
	Materion Corp.	7,205	199
*	McEwen Mining Inc.	75,985	185
	AK Steel Holding Corp.	48,950	184
	Myers Industries Inc.	11,739	173
	Neenah Paper Inc.	5,580	163
*	Horsehead Holding Corp.	15,289	162
*	Ferro Corp.	30,313	156
	Wausau Paper Corp.	15,398	152
*	Century Aluminum Co.	17,982	146
*	Golden Star Resources Ltd.	90,684	143
	Gold Resource Corp.	10,454	137
*	OMNOVA Solutions Inc.	16,181	130
	Hawkins Inc.	3,201	126
	Zep Inc.	7,772	116
*	Spartech Corp.	10,789	107
*	AEP Industries Inc.	1,469	104
^	US Silica Holdings Inc.	4,155	102
*	Landec Corp.	9,003	99
*	AM Castle & Co.	5,892	97
*	Paramount Gold and Silver Corp.	45,706	92
*,^	Zoltek Cos. Inc.	9,753	91
	FutureFuel Corp.	6,760	89
*	Universal Stainless & Alloy	2,425	86
	Metals USA Holdings Corp.	4,111	85
*	ADA-ES Inc.	3,205	85
*	General Moly Inc.	23,576	69
	Olympic Steel Inc.	3,242	67
	Noranda Aluminum Holding Corp.	11,780	56
	KMG Chemicals Inc.	2,689	53
*	Arabian American Development Co.	7,105	52
*	Midway Gold Corp.	45,341	50
*	Gold Reserve Inc. Class A	18,647	48
	Chase Corp.	2,293	43
*	Vista Gold Corp.	20,771	38
*	UFP Technologies Inc.	1,887	36
*	Boise Cascade Co.	1,298	35
*	US Antimony Corp.	18,408	34

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Golden Minerals Co.	11,412	33
*	United States Lime & Minerals Inc.	597	31
*	Handy & Harman Ltd.	1,847	30
*	GSE Holding Inc.	2,760	20
*	Revett Minerals Inc.	8,748	15
			24,292
Telecommunication Services (0.6%)
	Cogent Communications Group Inc.	16,706	420
	Consolidated Communications Holdings Inc.	14,471	243
*	Cincinnati Bell Inc.	70,649	230
*	Premiere Global Services Inc.	17,535	187
*	8x8 Inc.	24,770	150
	Atlantic Tele-Network Inc.	3,141	148
*	Vonage Holdings Corp.	55,516	147
	Shenandoah Telecommunications Co.	8,346	120
*	General Communication Inc. Class A	12,919	109
*	Iridium Communications Inc.	17,400	106
*	Leap Wireless International Inc.	18,808	101
	USA Mobility Inc.	7,811	91
*	inContact Inc.	13,254	90
*	Hawaiian Telcom Holdco Inc.	3,632	70
*	Cbeyond Inc.	9,606	67
	NTELOS Holdings Corp.	5,246	66
	Lumos Networks Corp.	5,421	62
*	Fairpoint Communications Inc.	7,386	62
*,^	magicJack VocalTec Ltd.	4,917	56
	IDT Corp. Class B	5,413	55
*	ORBCOMM Inc.	12,330	54
	Primus Telecommunications Group Inc.	4,314	47
	HickoryTech Corp.	4,824	45
*	Towerstream Corp.	16,941	42
	Neutral Tandem Inc.	9,622	33
*	Boingo Wireless Inc.	5,428	33
			2,834
Utilities (3.4%)
	Cleco Corp.	21,694	961
	Piedmont Natural Gas Co. Inc.	26,792	864
	IDACORP Inc.	17,858	834
	Portland General Electric Co.	26,967	801
	WGL Holdings Inc.	18,401	776
	Southwest Gas Corp.	16,324	739
	UIL Holdings Corp.	18,085	708
	UNS Energy Corp.	14,385	676
	New Jersey Resources Corp.	14,851	662
	Black Hills Corp.	15,759	655
	ALLETE Inc.	13,635	641
	PNM Resources Inc.	28,480	640
	South Jersey Industries Inc.	10,877	600
	Avista Corp.	21,017	550
	NorthWestern Corp.	12,855	501
	El Paso Electric Co.	14,144	472
	MGE Energy Inc.	8,166	438
	Northwest Natural Gas Co.	9,468	431
	Atlantic Power Corp.	42,178	421
	Otter Tail Corp.	12,943	374
	American States Water Co.	6,750	357
	CH Energy Group Inc.	5,340	348
	Laclede Group Inc.	8,065	329
	Empire District Electric Co.	15,118	324
	California Water Service Group	15,059	302
	Chesapeake Utilities Corp.	3,376	162
	Unitil Corp.	4,806	132
	SJW Corp.	4,922	130
	Ormat Technologies Inc.	6,216	127

31

	Vanguard® Russell 2000 Index Fund
	Schedule of Investments
	February 28, 2013

					Market
					Value
				Shares	($000)
	Connecticut Water Service Inc.			3,740	112
	Middlesex Water Co.			5,473	106
	York Water Co.			4,519	83
	Artesian Resources Corp. Class A			2,639	59
	Delta Natural Gas Co. Inc.			2,345	46
	Consolidated Water Co. Ltd.			4,999	46
	Genie Energy Ltd. Class B			5,944	42
*	Cadiz Inc.			4,448	30
*	American DG Energy Inc.			8,824	19

					15,498

	Total Common Stocks (Cost $404,735)				456,806

		Coupon

	Temporary Cash Investments (0.3%)[1]
	Money Market Fund (0.3%)
2,3	Vanguard Market Liquidity Fund	0.143%		1,415,201	1,415

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.118%	3/11/13	200	200

	Total Temporary Cash Investments (Cost $1,615)				1,615

	Total Investments (100.5%) (Cost $406,350)				458,421
	Other Assets and Liabilities—Net (-0.5%)[3]				(2,388)
	Net Assets (100%)				456,033

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,398,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,415,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

32

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.7%) [1]
Consumer Discretionary (12.0%)
Dana Holding Corp.	11,517	193
Rent-A-Center Inc.	5,164	187
* Fifth & Pacific Cos. Inc.	9,835	178
Sotheby's	3,822	146
* Iconix Brand Group Inc.	6,162	146
KB Home	7,199	135
Meredith Corp.	3,169	133
* Live Nation Entertainment Inc.	12,228	129
MDC Holdings Inc.	3,339	128
* WMS Industries Inc.	4,826	121
Group 1 Automotive Inc.	2,001	116
* New York Times Co. Class A	11,841	115
Vail Resorts Inc.	2,029	112
* Saks Inc.	9,552	109
* Helen of Troy Ltd.	2,756	102
* Shutterfly Inc.	2,324	101
* Office Depot Inc.	24,886	100
Men's Wearhouse Inc.	3,501	98
* Marriott Vacations Worldwide Corp.	2,312	95
OfficeMax Inc.	7,595	91
Regis Corp.	4,997	90
Bob Evans Farms Inc.	2,185	89
* Orient-Express Hotels Ltd. Class A	8,398	87
* Ascent Capital Group Inc. Class A	1,248	86
Jones Group Inc.	7,195	83
Sonic Automotive Inc. Class A	3,707	83
* Standard Pacific Corp.	10,144	83
* Meritage Homes Corp.	2,033	82
Penske Automotive Group Inc.	2,739	82
Lithia Motors Inc. Class A	1,902	78
* American Axle & Manufacturing Holdings Inc.	5,797	73
International Speedway Corp. Class A	2,408	73
* Quiksilver Inc.	11,349	71
* Skechers U.S.A. Inc. Class A	3,276	68
* Krispy Kreme Doughnuts Inc.	5,134	68
Scholastic Corp.	2,241	67
* Pinnacle Entertainment Inc.	4,779	67
Stage Stores Inc.	2,651	65
Brown Shoe Co. Inc.	3,703	61
Ryland Group Inc.	1,682	60
Columbia Sportswear Co.	1,071	59
* Children's Place Retail Stores Inc.	1,304	59
La-Z-Boy Inc.	3,170	58
Sinclair Broadcast Group Inc. Class A	4,025	57
Stewart Enterprises Inc. Class A	6,531	55
* Hovnanian Enterprises Inc. Class A	9,154	54
* Pep Boys-Manny Moe & Jack	4,676	52
Movado Group Inc.	1,430	52
Finish Line Inc. Class A	2,797	51
Churchill Downs Inc.	759	50
National CineMedia Inc.	3,241	49
* G-III Apparel Group Ltd.	1,248	46
Belo Corp. Class A	5,092	44
Superior Industries International Inc.	1,987	43
Fred's Inc. Class A	3,174	43
Standard Motor Products Inc.	1,725	43
* Conn's Inc.	1,326	42
Matthews International Corp. Class A	1,279	42
* M/I Homes Inc.	1,843	42
American Greetings Corp. Class A	2,546	41
* Ruby Tuesday Inc.	5,504	40

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Core-Mark Holding Co. Inc.	828	40
Callaway Golf Co.	5,641	38
Valassis Communications Inc.	1,338	37
* Winnebago Industries Inc.	1,846	36
* Barnes & Noble Inc.	2,260	36
* Scientific Games Corp. Class A	3,943	35
* Biglari Holdings Inc.	92	34
* Modine Manufacturing Co.	4,078	34
* Beazer Homes USA Inc.	2,148	33
* Tuesday Morning Corp.	3,679	33
Drew Industries Inc.	897	33
Haverty Furniture Cos. Inc.	1,667	31
* LIN TV Corp. Class A	2,649	30
* Red Robin Gourmet Burgers Inc.	701	30
* Boyd Gaming Corp.	4,480	29
NACCO Industries Inc. Class A	496	29
Harte-Hanks Inc.	3,872	28
* EW Scripps Co. Class A	2,596	28
Fisher Communications Inc.	759	28
RadioShack Corp.	8,487	25
Carriage Services Inc. Class A	1,379	25
* Universal Electronics Inc.	1,274	25
Shoe Carnival Inc.	1,218	24
* Jack in the Box Inc.	731	23
JAKKS Pacific Inc.	1,879	23
* Wet Seal Inc. Class A	7,768	23
* MarineMax Inc.	1,756	23
Big 5 Sporting Goods Corp.	1,441	22
CSS Industries Inc.	850	20
Stein Mart Inc.	2,368	20
* Unifi Inc.	1,267	20
MDC Partners Inc. Class A	1,425	20
* Five Below Inc.	485	19
* Journal Communications Inc. Class A	3,528	19
Marcus Corp.	1,573	19
* Cabela's Inc.	379	19
Cooper Tire & Rubber Co.	732	19
* Digital Generation Inc.	2,364	18
* Cumulus Media Inc. Class A	5,516	18
* Exide Technologies	6,726	18
Saga Communications Inc. Class A	408	18
* Destination XL Group Inc.	3,775	17
Speedway Motorsports Inc.	1,046	17
* Central European Media Enterprises Ltd. Class A	3,229	17
* Carmike Cinemas Inc.	1,076	17
Perry Ellis International Inc.	1,028	17
* Entercom Communications Corp. Class A	2,205	17
* West Marine Inc.	1,305	16
Spartan Motors Inc.	3,062	16
* VOXX International Corp. Class A	1,570	16
* Stoneridge Inc.	2,419	16
* Corinthian Colleges Inc.	6,996	15
* Luby's Inc.	1,816	15
* Restoration Hardware Holdings Inc.	379	15
* Black Diamond Inc.	1,824	15
Destination Maternity Corp.	649	15
Bassett Furniture Industries Inc.	993	14
* Career Education Corp.	4,474	14
Hooker Furniture Corp.	952	14
* Fuel Systems Solutions Inc.	1,014	14
* Shutterstock Inc.	428	14
* Kirkland's Inc.	1,174	14
* Federal-Mogul Corp.	1,612	13
* McClatchy Co. Class A	4,982	13

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Steinway Musical Instruments Inc.	571	13
Culp Inc.	787	12
* Citi Trends Inc.	1,197	12
* Life Time Fitness Inc.	285	12
Lincoln Educational Services Corp.	1,892	12
Bon-Ton Stores Inc.	1,109	12
Weyco Group Inc.	507	12
* Bluegreen Corp.	1,171	11
Nexstar Broadcasting Group Inc. Class A	766	11
* Isle of Capri Casinos Inc.	1,699	11
* hhgregg Inc.	1,170	11
bebe stores inc	2,735	11
* Johnson Outdoors Inc. Class A	472	11
* Maidenform Brands Inc.	558	11
* Denny's Corp.	1,885	11
* Delta Apparel Inc.	649	11
Mac-Gray Corp.	848	11
* K-Swiss Inc. Class A	2,210	10
* Sonic Corp.	917	10
* Global Sources Ltd.	1,326	10
Ameristar Casinos Inc.	383	10
* Sealy Corp.	4,547	10
* Asbury Automotive Group Inc.	291	10
Lifetime Brands Inc.	898	10
Flexsteel Industries Inc.	419	10
Systemax Inc.	954	9
Entravision Communications Corp. Class A	4,592	9
* Red Lion Hotels Corp.	1,257	9
* 1-800-Flowers.com Inc. Class A	2,054	9
* Education Management Corp.	2,441	9
* Daily Journal Corp.	82	8
* Bloomin' Brands Inc.	450	8
* Jos A Bank Clothiers Inc.	186	8
Ethan Allen Interiors Inc.	275	8
* Monarch Casino & Resort Inc.	740	7
Universal Technical Institute Inc.	636	7
* Reading International Inc. Class A	1,327	7
* Rentrak Corp.	306	6
Outdoor Channel Holdings Inc.	821	6
* Martha Stewart Living Omnimedia Class A	2,178	6
* Chuy's Holdings Inc.	177	5
Salem Communications Corp. Class A	788	5
* Morgans Hotel Group Co.	987	5
Shiloh Industries Inc.	440	5
Frisch's Restaurants Inc.	242	5
* Crown Media Holdings Inc. Class A	2,169	4
* Caesars Entertainment Corp.	316	4
* New York & Co. Inc.	782	3
* Fiesta Restaurant Group Inc.	141	3
* Kayak Software Corp.	69	3
Marine Products Corp.	392	3
* Cavco Industries Inc.	54	2
* Perfumania Holdings Inc.	388	2
* Del Frisco's Restaurant Group Inc.	127	2
* Carrols Restaurant Group Inc.	400	2
World Wrestling Entertainment Inc. Class A	185	2
Beasley Broadcasting Group Inc. Class A	259	1
National American University Holdings Inc.	335	1
Cherokee Inc.	87	1
* LifeLock Inc.	79	1
* Orchard Supply Hardware Stores Corp. Class A	108	1
RG Barry Corp.	32	—
Einstein Noah Restaurant Group Inc.	21	—

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Value Line Inc.	7	—
		6,957
Consumer Staples (2.4%)
Harris Teeter Supermarkets Inc.	3,303	142
* Darling International Inc.	7,167	120
Universal Corp.	2,022	113
Fresh Del Monte Produce Inc.	3,311	86
* Rite Aid Corp.	52,462	86
Andersons Inc.	1,617	79
* TreeHouse Foods Inc.	1,023	60
* Boulder Brands Inc.	5,083	43
Weis Markets Inc.	956	39
* Prestige Brands Holdings Inc.	1,501	36
* Dole Food Co. Inc.	3,132	35
Spartan Stores Inc.	1,883	31
* Harbinger Group Inc.	3,581	31
* Diamond Foods Inc.	1,877	29
* Alliance One International Inc.	7,420	28
* Post Holdings Inc.	670	26
* Central Garden and Pet Co. Class A	2,808	25
* Susser Holdings Corp.	550	24
* Chiquita Brands International Inc.	3,886	24
Village Super Market Inc. Class A	721	24
* Pantry Inc.	1,831	23
Ingles Markets Inc. Class A	1,088	22
* Revlon Inc. Class A	972	22
* Seneca Foods Corp. Class A	717	22
Nash Finch Co.	1,051	20
Vector Group Ltd.	1,208	19
SUPERVALU Inc.	4,603	18
Spectrum Brands Holdings Inc.	336	18
* Omega Protein Corp.	1,605	13
Nutraceutical International Corp.	788	13
* Elizabeth Arden Inc.	327	13
John B Sanfilippo & Son Inc.	658	13
Oil-Dri Corp. of America	412	11
Snyders-Lance Inc.	406	10
Inter Parfums Inc.	387	10
* Pilgrim's Pride Corp.	1,093	10
* Natural Grocers by Vitamin Cottage Inc.	400	8
* Farmer Bros Co.	582	7
Alico Inc.	159	7
Griffin Land & Nurseries Inc.	219	6
Cal-Maine Foods Inc.	157	6
Nature's Sunshine Products Inc.	427	6
* Annie's Inc.	120	5
Orchids Paper Products Co.	226	5
* Central European Distribution Corp.	5,483	4
Tootsie Roll Industries Inc.	109	3
* Craft Brew Alliance Inc.	428	3
Arden Group Inc.	29	3
		1,401
Energy (6.5%)
* Helix Energy Solutions Group Inc.	9,221	216
Bristow Group Inc.	3,116	182
* Gulfport Energy Corp.	4,398	180
* SemGroup Corp. Class A	3,649	168
* Exterran Holdings Inc.	5,648	142
* McMoRan Exploration Co.	8,821	142
* Hornbeck Offshore Services Inc.	3,080	131
* PDC Energy Inc.	2,601	121
* Key Energy Services Inc.	13,239	114
Arch Coal Inc.	18,453	97
* Hercules Offshore Inc.	13,715	93

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Cloud Peak Energy Inc.	5,303	91
* Stone Energy Corp.	4,287	88
* Bill Barrett Corp.	4,182	75
Western Refining Inc.	2,037	73
Ship Finance International Ltd.	4,230	72
* Newpark Resources Inc.	7,757	68
Gulfmark Offshore Inc.	1,826	65
* C&J Energy Services Inc.	2,675	65
* TETRA Technologies Inc.	6,726	62
* EPL Oil & Gas Inc.	2,405	62
* Scorpio Tankers Inc.	7,255	62
* Forest Oil Corp.	10,239	59
* Comstock Resources Inc.	4,186	59
Delek US Holdings Inc.	1,485	55
Energy XXI Bermuda Ltd.	1,864	55
* Rex Energy Corp.	3,824	52
* Swift Energy Co.	3,726	50
* Parker Drilling Co.	10,220	49
* Resolute Energy Corp.	4,218	43
W&T Offshore Inc.	2,870	43
Nordic American Tankers Ltd.	4,580	41
* Heckmann Corp.	11,238	40
* Basic Energy Services Inc.	2,695	39
* Pioneer Energy Services Corp.	4,296	38
* Tesco Corp.	2,671	34
* PHI Inc.	1,055	33
* Magnum Hunter Resources Corp.	8,403	33
Gulf Island Fabrication Inc.	1,250	30
* Matrix Service Co.	1,791	28
* Vantage Drilling Co.	16,647	27
CVR Energy Inc.	459	26
* Bonanza Creek Energy Inc.	717	24
* Triangle Petroleum Corp.	3,773	24
* Dawson Geophysical Co.	693	21
* Synergy Resources Corp.	3,198	21
* Green Plains Renewable Energy Inc.	2,202	21
Penn Virginia Corp.	4,744	19
* PetroQuest Energy Inc.	4,920	19
* Clayton Williams Energy Inc.	471	19
* Callon Petroleum Co.	3,464	19
* Quicksilver Resources Inc.	10,013	19
* Natural Gas Services Group Inc.	1,066	19
* Harvest Natural Resources Inc.	3,372	18
* Willbros Group Inc.	2,642	18
Rentech Inc.	6,513	18
* BPZ Resources Inc.	6,337	16
GasLog Ltd.	1,208	15
* Diamondback Energy Inc.	662	15
Knightsbridge Tankers Ltd.	2,135	15
* Cal Dive International Inc.	8,244	15
* Warren Resources Inc.	5,149	13
Teekay Tankers Ltd. Class A	5,189	13
* Carrizo Oil & Gas Inc.	489	11
Bolt Technology Corp.	708	11
* Miller Energy Resources Inc.	2,801	11
* REX American Resources Corp.	458	11
* Westmoreland Coal Co.	987	10
* Uranium Energy Corp.	4,109	9
* Emerald Oil Inc.	1,354	9
* Frontline Ltd.	4,440	9
* Halcon Resources Corp.	1,261	9
* Amyris Inc.	2,818	8
* Midstates Petroleum Co. Inc.	1,089	8
Adams Resources & Energy Inc.	172	7

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Mitcham Industries Inc.	439	7
* Gastar Exploration Ltd.	4,770	5
* Crimson Exploration Inc.	1,615	5
* Forbes Energy Services Ltd.	1,508	5
Crosstex Energy Inc.	273	5
Hallador Energy Co.	525	4
Contango Oil & Gas Co.	108	4
* Renewable Energy Group Inc.	408	3
Alon USA Energy Inc.	129	3
* ZaZa Energy Corp.	1,101	2
* Matador Resources Co.	146	1
* Endeavour International Corp.	183	—
* Gevo Inc.	220	—
		3,741
Financials (37.8%)
* Ocwen Financial Corp.	8,783	346
Two Harbors Investment Corp.	25,680	330
Starwood Property Trust Inc.	11,763	329
Invesco Mortgage Capital Inc.	11,602	244
Alterra Capital Holdings Ltd.	7,483	229
ARMOUR Residential REIT Inc.	32,521	218
Geo Group Inc.	6,183	214
LaSalle Hotel Properties	8,332	212
First American Financial Corp.	8,429	205
Healthcare Realty Trust Inc.	7,582	202
Hancock Holding Co.	6,663	201
EPR Properties	4,070	199
RLJ Lodging Trust	9,276	198
Prospect Capital Corp.	17,421	194
CNO Financial Group Inc.	17,495	191
Prosperity Bancshares Inc.	4,126	190
Susquehanna Bancshares Inc.	16,328	190
CYS Investments Inc.	15,220	181
DCT Industrial Trust Inc.	23,720	172
Medical Properties Trust Inc.	11,845	172
Colonial Properties Trust	7,680	166
* Sunstone Hotel Investors Inc.	14,092	160
CubeSmart	10,772	159
Apollo Investment Corp.	17,640	153
Platinum Underwriters Holdings Ltd.	2,850	151
NorthStar Realty Finance Corp.	16,833	151
DiamondRock Hospitality Co.	16,339	146
FirstMerit Corp.	9,533	144
* Walter Investment Management Corp.	3,126	144
Redwood Trust Inc.	6,888	140
Webster Financial Corp.	6,272	138
FNB Corp.	12,133	138
* First Industrial Realty Trust Inc.	8,561	136
Trustmark Corp.	5,863	134
Cathay General Bancorp	6,859	134
Lexington Realty Trust	11,546	132
American Capital Mortgage Investment Corp.	5,128	132
PennyMac Mortgage Investment Trust	5,141	131
Iberiabank Corp.	2,577	129
UMB Financial Corp.	2,821	129
RLI Corp.	1,854	128
Pebblebrook Hotel Trust	5,307	127
BancorpSouth Inc.	8,263	126
Colony Financial Inc.	5,652	125
Umpqua Holdings Corp.	9,777	123
First Financial Bankshares Inc.	2,736	122
Primerica Inc.	3,872	122
Old National Bancorp	8,868	120
Wintrust Financial Corp.	3,157	115

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
United Bankshares Inc.	4,371	114
MB Financial Inc.	4,753	113
Equity One Inc.	4,769	112
Washington REIT	3,943	109
Glacier Bancorp Inc.	6,253	109
Capstead Mortgage Corp.	8,577	108
Education Realty Trust Inc.	9,826	107
Northwest Bancshares Inc.	8,485	106
Selective Insurance Group Inc.	4,764	106
National Penn Bancshares Inc.	10,730	105
* Stifel Financial Corp.	3,024	104
Home Loan Servicing Solutions Ltd.	4,606	104
* PHH Corp.	4,925	103
Radian Group Inc.	11,701	103
PrivateBancorp Inc.	5,597	100
Government Properties Income Trust	3,731	99
Community Bank System Inc.	3,416	99
Fifth Street Finance Corp.	9,102	97
Solar Capital Ltd.	3,873	95
Montpelier Re Holdings Ltd.	3,791	94
International Bancshares Corp.	4,623	94
Evercore Partners Inc. Class A	2,260	92
* Enstar Group Ltd.	733	92
Chesapeake Lodging Trust	4,224	91
Symetra Financial Corp.	6,727	89
Pennsylvania REIT	4,855	88
American Assets Trust Inc.	2,895	88
Franklin Street Properties Corp.	6,353	87
Sabra Health Care REIT Inc.	3,248	86
Argo Group International Holdings Ltd.	2,258	86
* Western Alliance Bancorp	6,392	85
Hersha Hospitality Trust Class A	15,087	85
Hudson Pacific Properties Inc.	3,742	84
BBCN Bancorp Inc.	6,786	84
First Midwest Bancorp Inc.	6,567	82
CVB Financial Corp.	7,724	82
LTC Properties Inc.	2,062	80
Provident Financial Services Inc.	5,292	79
Main Street Capital Corp.	2,473	79
First Financial Bancorp	5,143	79
CreXus Investment Corp.	5,894	78
Cousins Properties Inc.	7,976	78
Cash America International Inc.	1,491	75
Investors Real Estate Trust	7,899	75
Astoria Financial Corp.	7,575	74
* iStar Financial Inc.	7,334	73
Anworth Mortgage Asset Corp.	11,927	73
American Equity Investment Life Holding Co.	5,210	72
PacWest Bancorp	2,636	72
* Citizens Republic Bancorp Inc.	3,480	72
Triangle Capital Corp.	2,352	71
Horace Mann Educators Corp.	3,448	71
* National Financial Partners Corp.	3,512	69
Columbia Banking System Inc.	3,449	69
Nelnet Inc. Class A	2,065	69
SCBT Financial Corp.	1,438	68
STAG Industrial Inc.	3,148	67
Ramco-Gershenson Properties Trust	4,216	67
BlackRock Kelso Capital Corp.	6,344	66
PennantPark Investment Corp.	5,666	66
Amtrust Financial Services Inc.	1,963	65
* Pinnacle Financial Partners Inc.	2,990	65
DuPont Fabros Technology Inc.	2,799	65
Park National Corp.	981	65

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Home BancShares Inc.	1,903	64
First Commonwealth Financial Corp.	8,662	63
First Potomac Realty Trust	4,423	62
Boston Private Financial Holdings Inc.	6,760	62
AG Mortgage Investment Trust Inc.	2,339	61
Independent Bank Corp.	1,926	61
ViewPoint Financial Group Inc.	2,924	61
Oriental Financial Group Inc.	3,959	61
Kennedy-Wilson Holdings Inc.	3,753	60
Banco Latinoamericano de Comercio Exterior SA	2,455	59
Retail Opportunity Investments Corp.	4,595	59
NBT Bancorp Inc.	2,884	59
Resource Capital Corp.	8,668	59
Chemical Financial Corp.	2,389	59
* Knight Capital Group Inc. Class A	15,782	58
Infinity Property & Casualty Corp.	1,026	58
Hercules Technology Growth Capital Inc.	4,597	58
Potlatch Corp.	1,302	57
Investors Bancorp Inc.	3,199	57
Brookline Bancorp Inc.	6,108	56
Ashford Hospitality Trust Inc.	4,653	55
Berkshire Hills Bancorp Inc.	2,181	53
Safety Insurance Group Inc.	1,122	53
* Forestar Group Inc.	3,014	52
City Holding Co.	1,382	52
WesBanco Inc.	2,215	52
* Piper Jaffray Cos.	1,328	51
Dynex Capital Inc.	4,724	51
* AMERISAFE Inc.	1,558	51
Banner Corp.	1,704	51
Sterling Financial Corp.	2,374	50
Excel Trust Inc.	3,885	49
* MGIC Investment Corp.	16,166	48
Westamerica Bancorporation	1,087	48
Renasant Corp.	2,166	48
Spirit Realty Capital Inc.	2,357	47
Employers Holdings Inc.	2,201	46
Highwoods Properties Inc.	1,266	46
Summit Hotel Properties Inc.	4,810	46
* Hanmi Financial Corp.	2,704	46
S&T Bancorp Inc.	2,479	45
Getty Realty Corp.	2,214	44
* Hilltop Holdings Inc.	3,399	44
Maiden Holdings Ltd.	4,314	43
State Bank Financial Corp.	2,728	43
TICC Capital Corp.	4,147	43
United Fire Group Inc.	1,739	43
* PICO Holdings Inc.	1,970	42
Flushing Financial Corp.	2,666	42
Associated Estates Realty Corp.	2,408	42
Apollo Residential Mortgage Inc.	1,880	42
TrustCo Bank Corp. NY	8,071	42
Ryman Hospitality Properties	939	42
* Virtus Investment Partners Inc.	250	42
* Greenlight Capital Re Ltd. Class A	1,747	42
Campus Crest Communities Inc.	3,333	42
Community Trust Bancorp Inc.	1,208	41
* Investment Technology Group Inc.	3,382	41
Sandy Spring Bancorp Inc.	2,086	40
Cardinal Financial Corp.	2,526	40
Tompkins Financial Corp.	962	40
CapLease Inc.	6,603	39
West Coast Bancorp	1,671	39
* United Community Banks Inc.	3,619	39

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Dime Community Bancshares Inc.	2,737	39
* ICG Group Inc.	2,984	39
RAIT Financial Trust	5,253	38
Oritani Financial Corp.	2,571	38
Kite Realty Group Trust	5,727	38
Simmons First National Corp. Class A	1,488	37
Medley Capital Corp.	2,488	37
First Merchants Corp.	2,492	37
Stewart Information Services Corp.	1,577	37
* Bancorp Inc.	2,837	36
Inland Real Estate Corp.	3,677	36
Lakeland Financial Corp.	1,429	35
Apollo Commercial Real Estate Finance Inc.	2,047	35
Western Asset Mortgage Capital Corp.	1,635	35
* First BanCorp	6,176	34
TowneBank	2,307	34
Washington Trust Bancorp Inc.	1,268	34
* Eagle Bancorp Inc.	1,519	33
Southside Bancshares Inc.	1,531	33
Agree Realty Corp.	1,161	33
Rockville Financial Inc.	2,522	32
Rouse Properties Inc.	1,940	32
Union First Market Bankshares Corp.	1,761	32
* Wilshire Bancorp Inc.	5,437	32
Winthrop Realty Trust	2,535	32
* Virginia Commerce Bancorp Inc.	2,331	32
Parkway Properties Inc.	1,869	32
WSFS Financial Corp.	662	31
* Citizens Inc.	3,415	31
* NewStar Financial Inc.	2,305	31
StellarOne Corp.	2,006	31
Provident New York Bancorp	3,435	31
Duff & Phelps Corp. Class A	1,968	31
* BofI Holding Inc.	905	30
National Western Life Insurance Co. Class A	187	30
FBL Financial Group Inc. Class A	836	30
New York Mortgage Trust Inc.	4,309	30
1st Source Corp.	1,286	30
Cedar Realty Trust Inc.	5,212	30
Terreno Realty Corp.	1,668	30
Heartland Financial USA Inc.	1,262	30
Capital Southwest Corp.	253	29
First Financial Corp.	949	29
Federal Agricultural Mortgage Corp.	864	29
First Busey Corp.	6,469	29
* Central Pacific Financial Corp.	1,879	29
Coresite Realty Corp.	884	29
EverBank Financial Corp.	1,895	29
MCG Capital Corp.	6,328	28
Meadowbrook Insurance Group Inc.	4,038	28
First Financial Holdings Inc.	1,419	28
* Ameris Bancorp	2,033	28
* HomeTrust Bancshares Inc.	1,817	28
Select Income REIT	1,000	28
* Navigators Group Inc.	495	28
Sterling Bancorp	2,658	27
United Financial Bancorp Inc.	1,802	27
* Safeguard Scientifics Inc.	1,776	27
FXCM Inc. Class A	2,004	26
MVC Capital Inc.	2,065	26
* Ezcorp Inc. Class A	1,270	26
Golub Capital BDC Inc.	1,574	26
Bank of the Ozarks Inc.	672	26
OneBeacon Insurance Group Ltd. Class A	1,928	26

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Tower Group Inc.	1,373	26
First Interstate Bancsystem Inc.	1,387	25
New Mountain Finance Corp.	1,648	25
* OmniAmerican Bancorp Inc.	955	25
CoBiz Financial Inc.	2,977	25
Lakeland Bancorp Inc.	2,560	25
Chatham Lodging Trust	1,489	25
Arlington Asset Investment Corp. Class A	945	24
MainSource Financial Group Inc.	1,729	24
Univest Corp. of Pennsylvania	1,433	24
First Community Bancshares Inc.	1,511	24
SY Bancorp Inc.	1,040	24
* Beneficial Mutual Bancorp Inc.	2,455	24
Financial Institutions Inc.	1,181	24
German American Bancorp Inc.	1,079	23
Trico Bancshares	1,371	23
* Taylor Capital Group Inc.	1,391	23
Bank Mutual Corp.	3,992	23
Bryn Mawr Bank Corp.	980	22
KCAP Financial Inc.	2,206	22
Camden National Corp.	659	22
Universal Health Realty Income Trust	389	22
Territorial Bancorp Inc.	949	22
Bancfirst Corp.	552	22
First Connecticut Bancorp Inc.	1,538	22
Centerstate Banks Inc.	2,581	22
* Southwest Bancorp Inc.	1,677	22
* Park Sterling Corp.	3,823	22
* FelCor Lodging Trust Inc.	4,297	22
Enterprise Financial Services Corp.	1,540	22
One Liberty Properties Inc.	988	21
Monmouth Real Estate Investment Corp. Class A	1,921	21
Fidus Investment Corp.	1,190	21
* INTL. FCStone Inc.	1,187	21
Great Southern Bancorp Inc.	875	21
GFI Group Inc.	5,967	21
* Walker & Dunlop Inc.	982	21
* Global Indemnity plc	900	21
Franklin Financial Corp.	1,154	21
Citizens & Northern Corp.	1,054	21
First Bancorp	1,537	20
Hudson Valley Holding Corp.	1,347	20
* Metro Bancorp Inc.	1,228	20
Arrow Financial Corp.	841	20
PS Business Parks Inc.	275	20
Northfield Bancorp Inc.	1,783	20
National Bankshares Inc.	600	20
Medallion Financial Corp.	1,549	20
THL Credit Inc.	1,311	20
Peoples Bancorp Inc.	925	20
* Cowen Group Inc. Class A	7,555	20
Crawford & Co. Class B	2,364	20
First Defiance Financial Corp.	866	19
Calamos Asset Management Inc. Class A	1,716	19
First of Long Island Corp.	671	19
State Auto Financial Corp.	1,135	19
Solar Senior Capital Ltd.	1,013	19
* Texas Capital Bancshares Inc.	448	19
* HomeStreet Inc.	757	19
Republic Bancorp Inc. Class A	869	19
Alliance Financial Corp.	421	19
Heritage Financial Corp.	1,347	19
Fox Chase Bancorp Inc.	1,112	19
Baldwin & Lyons Inc.	798	19

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Washington Banking Co.	1,351	19
National Interstate Corp.	557	19
CNB Financial Corp.	1,097	18
Gladstone Commercial Corp.	970	18
Whitestone REIT	1,233	18
Manning & Napier Inc.	1,215	18
* Strategic Hotels & Resorts Inc.	2,460	18
OceanFirst Financial Corp.	1,279	18
Bank of Marin Bancorp	474	18
Gladstone Investment Corp.	2,339	18
Pacific Continental Corp.	1,625	17
Gladstone Capital Corp.	1,890	17
* SWS Group Inc.	2,634	17
Oppenheimer Holdings Inc. Class A	888	17
* American Safety Insurance Holdings Ltd.	717	17
1st United Bancorp Inc.	2,694	16
Westfield Financial Inc.	2,091	16
* Preferred Bank	1,007	16
* Capital Bank Financial Corp.	849	16
Bridge Bancorp Inc.	743	16
* First California Financial Group Inc.	1,923	15
* Gramercy Capital Corp.	3,998	15
* DFC Global Corp.	813	15
West Bancorporation Inc.	1,354	15
BankFinancial Corp.	1,857	15
Ames National Corp.	708	15
Thomas Properties Group Inc.	2,793	15
Provident Financial Holdings Inc.	847	14
Home Federal Bancorp Inc.	1,249	14
* MetroCorp Bancshares Inc.	1,386	14
Glimcher Realty Trust	1,256	14
* GSV Capital Corp.	1,685	14
American National Bankshares Inc.	690	14
Bank of Kentucky Financial Corp.	520	14
Sierra Bancorp	1,092	14
MidWestOne Financial Group Inc.	597	14
Sovran Self Storage Inc.	224	14
Kansas City Life Insurance Co.	365	14
* Guaranty Bancorp	6,738	14
* FBR & Co.	769	14
* AV Homes Inc.	900	14
Merchants Bancshares Inc.	468	13
Marlin Business Services Corp.	709	13
NGP Capital Resources Co.	1,903	13
Center Bancorp Inc.	1,083	13
First Bancorp Inc.	766	13
* Firsthand Technology Value Fund Inc.	707	13
Consolidated-Tomoka Land Co.	382	13
* Phoenix Cos. Inc.	514	13
Kearny Financial Corp.	1,251	12
* Seacoast Banking Corp. of Florida	6,054	12
Homeowners Choice Inc.	601	12
Mercantile Bank Corp.	701	12
* Sun Bancorp Inc.	3,238	12
Penns Woods Bancorp Inc.	288	12
ESB Financial Corp.	845	12
* Meridian Interstate Bancorp Inc.	638	12
* Heritage Commerce Corp.	1,698	11
Northrim BanCorp Inc.	527	11
Bar Harbor Bankshares	320	11
Simplicity Bancorp Inc.	744	11
Urstadt Biddle Properties Inc. Class A	535	11
* Suffolk Bancorp	799	11
Nicholas Financial Inc.	821	11

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Encore Capital Group Inc.	371	11
Horizon Bancorp	540	11
* Capital City Bank Group Inc.	951	11
Eastern Insurance Holdings Inc.	584	11
Ares Commercial Real Estate Corp.	635	11
Peapack Gladstone Financial Corp.	733	11
National Bank Holdings Corp. Class A	596	11
Access National Corp.	674	11
C&F Financial Corp.	266	11
* First Financial Northwest Inc.	1,324	10
MidSouth Bancorp Inc.	686	10
* Home Bancorp Inc.	563	10
EMC Insurance Group Inc.	402	10
Middleburg Financial Corp.	503	10
Century Bancorp Inc. Class A	310	10
* Hallmark Financial Services	1,116	10
JAVELIN Mortgage Investment Corp.	525	10
SI Financial Group Inc.	880	10
* Fidelity Southern Corp.	906	10
* BSB Bancorp Inc.	761	10
UMH Properties Inc.	1,001	10
* Heritage Oaks Bancorp	1,779	10
Peoples Federal Bancshares Inc.	557	10
Roma Financial Corp.	657	10
* Harris & Harris Group Inc.	2,748	10
ESSA Bancorp Inc.	884	10
Farmers National Banc Corp.	1,561	10
Horizon Technology Finance Corp.	654	10
Cape Bancorp Inc.	1,054	10
* Bridge Capital Holdings	621	9
First Pactrust Bancorp Inc.	883	9
Resource America Inc. Class A	1,015	9
JMP Group Inc.	1,489	9
EastGroup Properties Inc.	149	8
Donegal Group Inc. Class A	586	8
TCP Capital Corp.	537	8
Heritage Financial Group Inc.	596	8
Stellus Capital Investment Corp.	523	8
Asta Funding Inc.	824	8
* Asset Acceptance Capital Corp.	1,501	8
Clifton Savings Bancorp Inc.	700	8
Artio Global Investors Inc. Class A	2,901	8
* NASB Financial Inc.	351	8
Enterprise Bancorp Inc.	470	7
HFF Inc. Class A	386	7
Charter Financial Corp.	564	7
Investors Title Co.	98	6
Hingham Institution for Savings	92	6
OFS Capital Corp.	440	6
* Pacific Mercantile Bancorp	1,050	6
* Doral Financial Corp.	10,880	6
Independence Holding Co.	640	6
Universal Insurance Holdings Inc.	1,304	6
Gain Capital Holdings Inc.	1,127	5
* Fortegra Financial Corp.	514	5
AmREIT Inc. Class B	261	5
* Waterstone Financial Inc.	568	4
* CIFC Corp.	505	4
* First Marblehead Corp.	4,516	4
Tree.com Inc.	184	3
MicroFinancial Inc.	387	3
Berkshire Bancorp Inc.	333	3
California First National Bancorp	172	3
* Cascade Bancorp	438	3

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* FNB United Corp.	221	2
* First Federal Bancshares of Arkansas Inc.	183	2
Pzena Investment Management Inc. Class A	262	2
* Crescent Financial Bancshares Inc.	289	1
Gyrodyne Co. of America Inc.	4	—
		21,881
Health Care (4.3%)
* ViroPharma Inc.	5,730	143
* Magellan Health Services Inc.	2,251	116
* WellCare Health Plans Inc.	1,936	111
* Hanger Inc.	2,964	88
* Wright Medical Group Inc.	3,417	79
CONMED Corp.	2,459	77
* Molina Healthcare Inc.	2,389	76
West Pharmaceutical Services Inc.	1,063	64
* MedAssets Inc.	3,357	62
* Amsurg Corp. Class A	1,849	56
* Greatbatch Inc.	2,062	56
* NuVasive Inc.	2,826	53
* Kindred Healthcare Inc.	4,599	52
STERIS Corp.	1,321	52
* Omnicell Inc.	2,541	46
National Healthcare Corp.	908	42
* Merit Medical Systems Inc.	3,444	41
Invacare Corp.	2,746	40
* Healthways Inc.	2,904	37
* PharMerica Corp.	2,569	37
* Momenta Pharmaceuticals Inc.	2,500	32
* HealthSouth Corp.	1,296	31
* BioScrip Inc.	2,819	31
* Amedisys Inc.	2,701	31
* Triple-S Management Corp. Class B	1,685	30
* Integra LifeSciences Holdings Corp.	725	30
* ExamWorks Group Inc.	2,056	29
Universal American Corp.	3,373	28
Select Medical Holdings Corp.	3,041	28
* InterMune Inc.	3,120	28
* Gentiva Health Services Inc.	2,613	28
* Emergent Biosolutions Inc.	1,745	27
* Nektar Therapeutics	2,829	26
* AngioDynamics Inc.	2,111	26
* Astex Pharmaceuticals	7,948	26
* Affymetrix Inc.	6,040	25
* LHC Group Inc.	1,204	24
* AMN Healthcare Services Inc.	1,717	24
Owens & Minor Inc.	787	24
* ImmunoGen Inc.	1,578	24
* Five Star Quality Care Inc.	3,668	23
* Symmetry Medical Inc.	2,165	23
* SurModics Inc.	856	22
Hi-Tech Pharmacal Co. Inc.	568	21
Assisted Living Concepts Inc. Class A	1,743	21
* Lexicon Pharmaceuticals Inc.	10,341	20
* NPS Pharmaceuticals Inc.	2,479	20
* Palomar Medical Technologies Inc.	1,746	19
* Arena Pharmaceuticals Inc.	2,191	18
Ensign Group Inc.	561	18
* Geron Corp.	11,643	17
* RTI Biologics Inc.	4,508	16
* Cynosure Inc. Class A	540	15
Almost Family Inc.	722	15
Enzon Pharmaceuticals Inc.	3,506	15
CryoLife Inc.	2,382	15
* ArthroCare Corp.	414	14

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Providence Service Corp.	841	14
* Cambrex Corp.	1,246	14
* Cross Country Healthcare Inc.	2,414	14
* Solta Medical Inc.	5,880	13
* Harvard Bioscience Inc.	2,087	12
* Natus Medical Inc.	928	12
* Orthofix International NV	306	11
PDL BioPharma Inc.	1,572	11
* Derma Sciences Inc.	902	11
* Lannett Co. Inc.	1,324	11
* Chindex International Inc.	955	10
* Exactech Inc.	550	10
* Vocera Communications Inc.	373	10
* Targacept Inc.	2,271	10
* Rigel Pharmaceuticals Inc.	1,452	10
* Sequenom Inc.	2,286	9
* Pacific Biosciences of California Inc.	3,500	8
* Tornier NV	442	8
* Capital Senior Living Corp.	328	8
* Alphatec Holdings Inc.	4,597	8
* AMAG Pharmaceuticals Inc.	414	7
Maxygen Inc.	2,645	6
* Transcept Pharmaceuticals Inc.	1,075	6
* ICU Medical Inc.	109	6
* Cornerstone Therapeutics Inc.	865	6
* Codexis Inc.	2,585	5
* PDI Inc.	731	5
* Vanguard Health Systems Inc.	353	5
* Idenix Pharmaceuticals Inc.	1,039	4
* Agenus Inc.	981	4
* Curis Inc.	1,388	4
* Zeltiq Aesthetics Inc.	849	3
* XenoPort Inc.	445	3
* Dynavax Technologies Corp.	1,545	3
* Horizon Pharma Inc.	1,361	3
* Globus Medical Inc.	193	3
* Intercept Pharmaceuticals Inc.	70	3
* PhotoMedex Inc.	177	3
* Merge Healthcare Inc.	999	2
* Cytori Therapeutics Inc.	959	2
* Supernus Pharmaceuticals Inc.	305	2
* AVANIR Pharmaceuticals Inc.	850	2
* Cumberland Pharmaceuticals Inc.	477	2
* XOMA Corp.	763	2
* KYTHERA Biopharmaceuticals Inc.	79	2
* Rochester Medical Corp.	124	2
* AVEO Pharmaceuticals Inc.	265	2
* TESARO Inc.	88	2
* Greenway Medical Technologies	105	2
* Vical Inc.	504	2
* Repligen Corp.	240	2
* Cerus Corp.	407	1
* GTx Inc.	280	1
* Durata Therapeutics Inc.	88	1
* Epocrates Inc.	58	1
* Regulus Therapeutics Inc.	131	1
* Hyperion Therapeutics Inc.	36	1
* Skilled Healthcare Group Inc.	56	—
* Rockwell Medical Technologies Inc.	44	—
		2,517
Industrials (12.7%)
EMCOR Group Inc.	5,826	225
* Esterline Technologies Corp.	2,668	184
AO Smith Corp.	2,465	176

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Moog Inc. Class A	3,490	157
Actuant Corp. Class A	5,111	155
* Teledyne Technologies Inc.	2,083	153
Brady Corp. Class A	4,264	145
Curtiss-Wright Corp.	4,079	142
* FTI Consulting Inc.	3,673	128
Barnes Group Inc.	4,716	126
* JetBlue Airways Corp.	20,450	124
United Stationers Inc.	3,334	121
Watts Water Technologies Inc. Class A	2,441	115
AMERCO	753	114
* Atlas Air Worldwide Holdings Inc.	2,297	108
* EnerSys Inc.	2,651	108
ABM Industries Inc.	4,671	106
UniFirst Corp.	1,260	105
Granite Construction Inc.	3,383	105
Briggs & Stratton Corp.	4,229	103
Simpson Manufacturing Co. Inc.	3,117	91
* Mobile Mini Inc.	3,352	90
Steelcase Inc. Class A	5,701	81
Mueller Industries Inc.	1,461	78
* Korn/Ferry International	4,157	77
* Orbital Sciences Corp.	5,193	77
Seaboard Corp.	26	74
* Rush Enterprises Inc. Class A	2,892	71
* Aegion Corp. Class A	2,909	70
Kaydon Corp.	2,762	69
Universal Forest Products Inc.	1,700	69
Aircastle Ltd.	5,106	69
Albany International Corp.	2,391	68
G&K Services Inc. Class A	1,627	68
* DigitalGlobe Inc.	2,464	64
ESCO Technologies Inc.	1,573	64
Apogee Enterprises Inc.	2,456	63
Quanex Building Products Corp.	3,180	63
Astec Industries Inc.	1,740	62
AAR Corp.	3,482	61
SkyWest Inc.	4,207	59
CIRCOR International Inc.	1,400	58
* Navigant Consulting Inc.	4,582	58
Deluxe Corp.	1,465	58
TAL International Group Inc.	1,269	55
* Tutor Perini Corp.	3,121	53
Cascade Corp.	776	50
Hyster-Yale Materials Handling Inc.	958	49
Viad Corp.	1,739	48
Quad/Graphics Inc.	2,189	48
Encore Wire Corp.	1,438	47
Standex International Corp.	846	46
* Gibraltar Industries Inc.	2,619	45
Resources Connection Inc.	3,652	45
Great Lakes Dredge & Dock Corp.	4,530	44
Griffon Corp.	3,905	44
* ICF International Inc.	1,726	43
Kelly Services Inc. Class A	2,327	41
* Greenbrier Cos. Inc.	1,981	40
* Rexnord Corp.	1,956	40
Generac Holdings Inc.	1,154	40
* EnPro Industries Inc.	851	40
* ACCO Brands Corp.	5,266	40
* Federal Signal Corp.	4,864	38
* Layne Christensen Co.	1,725	38
American Science & Engineering Inc.	594	37
* Saia Inc.	1,134	36

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
American Railcar Industries Inc.	832	36
Ennis Inc.	2,290	36
Primoris Services Corp.	1,906	36
LB Foster Co. Class A	801	35
* Columbus McKinnon Corp.	1,707	34
McGrath RentCorp	1,044	31
* Tetra Tech Inc.	1,020	29
* Meritor Inc.	6,409	28
National Presto Industries Inc.	370	28
Comfort Systems USA Inc.	2,238	28
Marten Transport Ltd.	1,322	27
Douglas Dynamics Inc.	1,911	27
Altra Holdings Inc.	1,051	27
Cubic Corp.	641	27
Multi-Color Corp.	1,091	26
Mueller Water Products Inc. Class A	4,606	26
* Powell Industries Inc.	442	26
Kimball International Inc. Class B	2,770	26
* NCI Building Systems Inc.	1,545	25
* Air Transport Services Group Inc.	4,575	25
Arkansas Best Corp.	2,181	25
Global Power Equipment Group Inc.	1,470	25
* Consolidated Graphics Inc.	639	25
* Kadant Inc.	992	24
* Orion Marine Group Inc.	2,391	23
Insteel Industries Inc.	1,432	23
* American Woodmark Corp.	697	22
* Lydall Inc.	1,467	22
Belden Inc.	432	22
FreightCar America Inc.	1,033	22
* EnerNOC Inc.	1,315	22
Alamo Group Inc.	600	21
Knoll Inc.	1,261	21
H&E Equipment Services Inc.	1,093	21
* CAI International Inc.	766	21
* CBIZ Inc.	3,297	21
Heidrick & Struggles International Inc.	1,537	21
Pike Electric Corp.	1,480	21
* CRA International Inc.	927	21
* Furmanite Corp.	3,317	20
* Northwest Pipe Co.	815	19
* Pendrell Corp.	13,432	19
SeaCube Container Leasing Ltd.	833	19
* TrueBlue Inc.	980	19
* Energy Recovery Inc.	3,856	19
Aceto Corp.	1,811	19
* MYR Group Inc.	811	19
* EnergySolutions Inc.	5,036	19
Michael Baker Corp.	759	18
* Republic Airways Holdings Inc.	1,952	18
Twin Disc Inc.	757	18
* KEYW Holding Corp.	1,226	18
CDI Corp.	1,026	17
* Alaska Air Group Inc.	326	17
* Accuride Corp.	4,077	17
* Hurco Cos. Inc.	581	16
* Wesco Aircraft Holdings Inc.	1,136	15
Miller Industries Inc.	956	15
* LMI Aerospace Inc.	685	15
* Patriot Transportation Holding Inc.	556	15
US Ecology Inc.	599	15
* Sterling Construction Co. Inc.	1,316	15
* Kratos Defense & Security Solutions Inc.	3,488	15
* Casella Waste Systems Inc. Class A	3,105	15

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Ampco-Pittsburgh Corp.	753	14
* Swisher Hygiene Inc.	9,823	14
Heartland Express Inc.	987	13
Dynamic Materials Corp.	783	13
* NN Inc.	1,501	13
Werner Enterprises Inc.	562	13
Preformed Line Products Co.	182	13
* Flow International Corp.	3,437	13
* Aerovironment Inc.	576	13
* Roadrunner Transportation Systems Inc.	559	13
Hardinge Inc.	962	13
* GenCorp Inc.	1,015	12
* PMFG Inc.	1,792	12
Applied Industrial Technologies Inc.	272	12
Met-Pro Corp.	1,180	12
Schawk Inc. Class A	1,080	12
Argan Inc.	669	11
* II-VI Inc.	639	11
LSI Industries Inc.	1,587	11
Houston Wire & Cable Co.	939	11
* Hudson Global Inc.	2,944	11
* Hawaiian Holdings Inc.	1,898	11
* Pacer International Inc.	2,575	11
Courier Corp.	813	10
* Cenveo Inc.	4,739	10
* FuelCell Energy Inc.	9,315	10
International Shipholding Corp.	506	9
* Quality Distribution Inc.	1,106	9
* Rand Logistics Inc.	1,496	9
Eastern Co.	497	8
* Edgen Group Inc.	1,029	8
* Dycom Industries Inc.	392	8
* TMS International Corp. Class A	594	8
* American Superconductor Corp.	2,816	8
* Dolan Co.	2,763	8
Universal Truckload Services Inc.	434	8
NL Industries Inc.	614	8
* Vicor Corp.	1,484	8
VSE Corp.	326	7
* Genco Shipping & Trading Ltd.	2,842	7
* API Technologies Corp.	2,719	7
Franklin Electric Co. Inc.	99	6
* Willis Lease Finance Corp.	427	6
* Metalico Inc.	3,851	6
HNI Corp.	200	6
* Trimas Corp.	217	6
* Hill International Inc.	1,652	6
* ARC Document Solutions Inc.	2,392	5
* WageWorks Inc.	220	5
* Zipcar Inc.	384	5
* Franklin Covey Co.	337	5
* Performant Financial Corp.	351	5
* BlueLinx Holdings Inc.	1,498	4
* PGT Inc.	725	4
* Ameresco Inc. Class A	493	4
Kforce Inc.	199	3
* GP Strategies Corp.	119	3
Intersections Inc.	231	2
SIFCO Industries Inc.	137	2
* RPX Corp.	109	1
Ceco Environmental Corp.	119	1
Compx International Inc.	89	1
* Park-Ohio Holdings Corp.	54	1
* TRC Cos. Inc.	170	1

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Sypris Solutions Inc.	219	1
* BlueLinx Holdings Inc. Rights Exp. 03/27/2013	1,498	1
* AT Cross Co. Class A	38	—
* Enphase Energy Inc.	72	—
		7,328
Information Technology (11.8%)
* Cymer Inc.	1,862	184
Convergys Corp.	9,489	157
* Arris Group Inc.	8,540	148
* First Solar Inc.	5,256	136
* International Rectifier Corp.	6,046	127
MKS Instruments Inc.	4,591	125
* Acxiom Corp.	6,729	123
* Finisar Corp.	7,969	117
* Entegris Inc.	12,031	114
* Progress Software Corp.	5,030	113
* Euronet Worldwide Inc.	4,412	107
Plantronics Inc.	2,448	99
* RF Micro Devices Inc.	21,416	99
* WebMD Health Corp.	4,404	97
Intersil Corp. Class A	11,041	94
* CACI International Inc. Class A	1,806	92
* SYNNEX Corp.	2,303	88
* Benchmark Electronics Inc.	5,009	87
* Electronics for Imaging Inc.	3,744	86
Coherent Inc.	1,470	85
* Integrated Device Technology Inc.	12,352	84
* Veeco Instruments Inc.	2,542	81
Tessera Technologies Inc.	4,511	81
* MEMC Electronic Materials Inc.	15,633	77
* Insight Enterprises Inc.	3,909	75
* Sanmina Corp.	7,085	73
* ScanSource Inc.	2,397	72
* OmniVision Technologies Inc.	4,552	70
* ValueClick Inc.	2,607	70
* TriQuint Semiconductor Inc.	14,652	69
* QLogic Corp.	5,967	68
* TiVo Inc.	5,420	67
* Mentor Graphics Corp.	3,705	66
Anixter International Inc.	951	66
* Rofin-Sinar Technologies Inc.	2,464	65
Tellabs Inc.	31,585	64
* Bottomline Technologies de Inc.	2,315	63
* Advanced Energy Industries Inc.	3,460	62
* NETGEAR Inc.	1,810	62
* Diodes Inc.	3,080	61
Brooks Automation Inc.	5,768	58
* Harmonic Inc.	10,237	58
* ATMI Inc.	2,613	57
* Newport Corp.	3,322	54
* SS&C Technologies Holdings Inc.	2,138	54
* Monster Worldwide Inc.	10,523	54
EarthLink Inc.	9,187	53
* Sykes Enterprises Inc.	3,406	51
* Rambus Inc.	8,908	50
ManTech International Corp. Class A	2,008	50
* Emulex Corp.	7,676	50
* Spansion Inc. Class A	4,193	49
* Lattice Semiconductor Corp.	10,256	48
United Online Inc.	8,036	47
Park Electrochemical Corp.	1,808	46
* Blucora Inc.	2,917	45
* Applied Micro Circuits Corp.	5,678	45
* Digital River Inc.	3,167	45

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Accelrys Inc.	4,767	45
* Intermec Inc.	4,495	45
* Unisys Corp.	1,847	42
Methode Electronics Inc.	3,231	42
Comtech Telecommunications Corp.	1,552	42
* Checkpoint Systems Inc.	3,488	41
* Plexus Corp.	1,693	41
* Sonus Networks Inc.	16,627	41
* Silicon Graphics International Corp.	2,624	40
* Rogers Corp.	817	39
* TTM Technologies Inc.	4,618	38
* TeleTech Holdings Inc.	2,002	37
* Photronics Inc.	5,321	35
Black Box Corp.	1,447	35
* Entropic Communications Inc.	7,650	34
* Exar Corp.	2,809	33
* Ciena Corp.	2,133	33
EPIQ Systems Inc.	2,567	32
* Rudolph Technologies Inc.	2,811	31
* Fabrinet	1,874	31
* Nanometrics Inc.	2,042	30
CTS Corp.	2,961	29
* CIBER Inc.	6,282	28
* Seachange International Inc.	2,422	28
* Amkor Technology Inc.	6,649	27
* Oplink Communications Inc.	1,642	25
* Kemet Corp.	3,838	25
j2 Global Inc.	686	25
* LTX-Credence Corp.	4,211	24
* Power-One Inc.	5,726	24
* CSG Systems International Inc.	1,234	24
* Quantum Corp.	18,956	24
Daktronics Inc.	2,315	24
Electro Rent Corp.	1,448	23
* GSI Group Inc.	2,368	23
* SunPower Corp. Class A	1,869	22
* Digi International Inc.	2,213	22
Electro Scientific Industries Inc.	1,974	22
* MoneyGram International Inc.	1,337	22
* FormFactor Inc.	4,267	21
IXYS Corp.	2,122	21
Cohu Inc.	2,097	21
Supertex Inc.	919	21
Keynote Systems Inc.	1,352	21
* Anaren Inc.	1,044	20
* Internap Network Services Corp.	2,323	20
* Integrated Silicon Solution Inc.	2,353	20
* Calix Inc.	2,276	20
* Aviat Networks Inc.	5,319	19
* Kopin Corp.	5,809	19
* IntraLinks Holdings Inc.	3,149	19
* Mercury Systems Inc.	2,694	18
* Avid Technology Inc.	2,600	18
* Symmetricom Inc.	3,634	18
* QuinStreet Inc.	2,930	17
* Zygo Corp.	1,164	17
ePlus Inc.	356	16
* Aeroflex Holding Corp.	1,722	16
Bel Fuse Inc. Class B	950	16
* Vishay Precision Group Inc.	1,070	15
* STEC Inc.	3,042	15
* Aspen Technology Inc.	472	15
* Pericom Semiconductor Corp.	2,064	15
* Ultra Clean Holdings	2,440	14

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* DSP Group Inc.	1,985	14
* Mindspeed Technologies Inc.	3,143	14
* RealNetworks Inc.	1,904	14
Richardson Electronics Ltd.	1,136	14
* Sigma Designs Inc.	2,838	13
* ANADIGICS Inc.	6,024	13
FEI Co.	190	12
* Dealertrack Technologies Inc.	394	12
* Alpha & Omega Semiconductor Ltd.	1,429	12
PC Connection Inc.	795	11
Littelfuse Inc.	171	11
* Inphi Corp.	1,168	11
* Axcelis Technologies Inc.	9,865	11
* Agilysys Inc.	1,212	11
* GSI Technology Inc.	1,688	11
* VASCO Data Security International Inc.	1,288	11
* Limelight Networks Inc.	4,918	10
PC-Tel Inc.	1,503	10
* OCZ Technology Group Inc.	5,984	10
* Intevac Inc.	2,164	10
* ModusLink Global Solutions Inc.	3,518	10
* Pervasive Software Inc.	1,104	10
Ebix Inc.	629	10
* MoSys Inc.	2,801	10
* Telenav Inc.	1,366	10
* Multi-Fineline Electronix Inc.	619	9
* Imation Corp.	2,732	9
* Ruckus Wireless Inc.	432	9
* MaxLinear Inc.	1,519	9
* NeoPhotonics Corp.	1,756	9
* Oclaro Inc.	6,469	9
* Perficient Inc.	685	8
* Rubicon Technology Inc.	1,532	8
Marchex Inc. Class B	2,077	8
* Key Tronic Corp.	731	8
* AXT Inc.	2,694	8
* Radisys Corp.	1,815	8
* Ceva Inc.	476	7
* Westell Technologies Inc. Class A	3,844	7
* Computer Task Group Inc.	339	7
* M/A-COM Technology Solutions Holdings Inc.	407	7
Telular Corp.	626	6
* Mattson Technology Inc.	5,012	6
* Silicon Image Inc.	1,333	6
* Infinera Corp.	939	6
* Rosetta Stone Inc.	512	6
* TechTarget Inc.	1,188	6
* Audience Inc.	390	5
* RealD Inc.	455	5
* Bankrate Inc.	449	5
* Demand Media Inc.	622	5
Sapiens International Corp. NV	1,033	5
* Measurement Specialties Inc.	137	5
* Globecomm Systems Inc.	399	5
* Trulia Inc.	196	5
* STR Holdings Inc.	2,325	5
Tessco Technologies Inc.	204	5
* FleetMatics Group plc	187	4
* support.com Inc.	1,125	4
* Viasystems Group Inc.	306	4
* Ambarella Inc.	422	4
* GT Advanced Technologies Inc.	1,384	4
* Echelon Corp.	1,241	3
* Peregrine Semiconductor Corp.	324	3

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* MeetMe Inc.	1,251	3
Loral Space & Communications Inc.	48	3
* Super Micro Computer Inc.	225	3
* KVH Industries Inc.	183	2
* E2open Inc.	107	2
* Qualys Inc.	173	2
* Market Leader Inc.	263	2
* Exa Corp.	166	2
* ShoreTel Inc.	371	2
* Actuate Corp.	211	1
* PLX Technology Inc.	220	1
* QuickLogic Corp.	375	1
* Immersion Corp.	96	1
* Envivio Inc.	320	1
* Glu Mobile Inc.	236	1
* Unwired Planet Inc.	222	—
* Demandware Inc.	16	—
QAD Inc. Class A	28	—
* Infoblox Inc.	17	—
Aware Inc.	65	—
* Ipass Inc.	160	—
* AVG Technologies NV	19	—
* Millennial Media Inc.	25	—
* Proofpoint Inc.	16	—
* Bazaarvoice Inc.	22	—
* Mattersight Corp.	25	—
* Brightcove Inc.	12	—
* Synacor Inc.	16	—
		6,822
Materials (5.5%)
* Louisiana-Pacific Corp.	11,956	251
Sensient Technologies Corp.	4,340	160
* Stillwater Mining Co.	10,064	131
Worthington Industries Inc.	4,561	129
Minerals Technologies Inc.	3,100	125
Hecla Mining Co.	24,875	115
* Texas Industries Inc.	1,963	114
Kaiser Aluminum Corp.	1,677	103
* Resolute Forest Products	7,022	97
* Graphic Packaging Holding Co.	12,728	94
KapStone Paper and Packaging Corp.	3,511	94
* Coeur d'Alene Mines Corp.	4,603	88
A Schulman Inc.	2,588	81
* RTI International Metals Inc.	2,665	79
Boise Inc.	8,736	75
Globe Specialty Metals Inc.	5,036	72
Innospec Inc.	1,757	71
* OM Group Inc.	2,852	70
* Kraton Performance Polymers Inc.	2,803	67
Schnitzer Steel Industries Inc.	2,184	63
Axiall Corp.	1,093	62
PH Glatfelter Co.	3,096	56
* Chemtura Corp.	2,609	53
Tredegar Corp.	2,100	51
Olin Corp.	2,186	51
Quaker Chemical Corp.	801	46
* McEwen Mining Inc.	18,899	46
Materion Corp.	1,598	44
* Horsehead Holding Corp.	3,796	40
Buckeye Technologies Inc.	1,418	39
* Ferro Corp.	7,494	38
PolyOne Corp.	1,667	38
AK Steel Holding Corp.	9,834	37

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Century Aluminum Co.	4,463	36
* Golden Star Resources Ltd.	22,604	36
* SunCoke Energy Inc.	1,789	30
* Berry Plastics Group Inc.	1,496	29
* LSB Industries Inc.	678	26
* Spartech Corp.	2,645	26
Schweitzer-Mauduit International Inc.	690	25
* AM Castle & Co.	1,427	23
* Zoltek Cos. Inc.	2,415	23
FutureFuel Corp.	1,661	22
* Universal Stainless & Alloy	592	21
* Clearwater Paper Corp.	417	20
* Landec Corp.	1,671	18
Zep Inc.	1,176	18
Olympic Steel Inc.	821	17
Neenah Paper Inc.	567	17
Metals USA Holdings Corp.	772	16
* General Moly Inc.	5,028	15
* Calgon Carbon Corp.	823	14
Haynes International Inc.	197	10
* Vista Gold Corp.	5,462	10
Chase Corp.	535	10
* Gold Reserve Inc. Class A	3,748	10
* UFP Technologies Inc.	512	10
* Golden Minerals Co.	2,941	9
Stepan Co.	77	5
AMCOL International Corp.	151	4
* Revett Minerals Inc.	1,881	3
Wausau Paper Corp.	147	1
* Handy & Harman Ltd.	27	—
* United States Lime & Minerals Inc.	4	—
		3,184
Telecommunication Services (0.5%)
* Premiere Global Services Inc.	3,396	36
* Cincinnati Bell Inc.	11,053	36
* Vonage Holdings Corp.	13,086	35
Shenandoah Telecommunications Co.	2,073	30
* Iridium Communications Inc.	3,677	22
USA Mobility Inc.	1,907	22
Consolidated Communications Holdings Inc.	1,212	20
* Leap Wireless International Inc.	3,461	18
* Hawaiian Telcom Holdco Inc.	910	18
* Cbeyond Inc.	2,214	16
Neutral Tandem Inc.	2,630	9
* ORBCOMM Inc.	1,529	7
* magicJack VocalTec Ltd.	342	4
* Fairpoint Communications Inc.	218	2
* inContact Inc.	173	1
IDT Corp. Class B	105	1
		277
Utilities (6.2%)
Cleco Corp.	5,318	236
IDACORP Inc.	4,355	203
Portland General Electric Co.	6,566	195
Piedmont Natural Gas Co. Inc.	6,014	194
WGL Holdings Inc.	4,482	189
Southwest Gas Corp.	4,018	182
UIL Holdings Corp.	4,424	173
UNS Energy Corp.	3,500	165
New Jersey Resources Corp.	3,612	161
Black Hills Corp.	3,833	159
ALLETE Inc.	3,316	156
PNM Resources Inc.	6,925	156
Avista Corp.	5,117	134

54

	Vanguard® Russell 2000 Value Index Fund
	Schedule of Investments
	February 28, 2013

					Market
					Value
				Shares	($000)
	NorthWestern Corp.			3,187	124
	El Paso Electric Co.			3,480	116
	South Jersey Industries Inc.			2,067	114
	MGE Energy Inc.			2,009	108
	Northwest Natural Gas Co.			2,330	106
	Atlantic Power Corp.			9,487	95
	Otter Tail Corp.			2,981	86
	CH Energy Group Inc.			1,308	85
	Laclede Group Inc.			1,978	81
	Empire District Electric Co.			3,708	79
	American States Water Co.			1,467	78
	Chesapeake Utilities Corp.			831	40
	California Water Service Group			1,831	37
	Unitil Corp.			1,214	33
	Middlesex Water Co.			1,349	26
	Ormat Technologies Inc.			1,096	22
	SJW Corp.			835	22
	Artesian Resources Corp. Class A			650	14
	Consolidated Water Co. Ltd.			1,202	11
	Delta Natural Gas Co. Inc.			558	11
	Connecticut Water Service Inc.			346	10
	Genie Energy Ltd. Class B			1,383	10
	York Water Co.			248	5
*	Cadiz Inc.			36	—
*	American DG Energy Inc.			101	—

					3,616

	Total Common Stocks (Cost $53,634)				57,724

		Coupon

	Temporary Cash Investments (0.2%) [1]

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.2%)
2,3	Fannie Mae Discount Notes	0.100%	4/3/13	100	100

	Total Temporary Cash Investments (Cost $100)				100

	Total Investments (99.9%) (Cost $53,734)				57,824
	Other Assets and Liabilities—Net (0.1%)				60
	Net Assets (100%)				57,884

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

55

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (100.0%)[1]
Consumer Discretionary (15.4%)
Brunswick Corp.	28,750	1,048
Domino's Pizza Inc.	18,657	888
Six Flags Entertainment Corp.	11,934	797
Pool Corp.	15,323	701
Pier 1 Imports Inc.	31,169	700
* Tenneco Inc.	19,581	694
* Cabela's Inc.	13,576	687
Wolverine World Wide Inc.	15,616	659
HSN Inc.	11,458	613
Cheesecake Factory Inc.	17,350	601
* Steven Madden Ltd.	12,617	556
* Life Time Fitness Inc.	12,775	538
* Lions Gate Entertainment Corp.	25,578	536
* Express Inc.	28,680	531
* Lumber Liquidators Holdings Inc.	8,858	524
* Vitamin Shoppe Inc.	9,454	497
* Buffalo Wild Wings Inc.	5,976	470
Cracker Barrel Old Country Store Inc.	6,203	467
* Genesco Inc.	7,873	462
* Coinstar Inc.	8,981	460
* Hibbett Sports Inc.	8,500	449
* ANN Inc.	15,708	444
Cooper Tire & Rubber Co.	17,368	439
* Crocs Inc.	28,957	439
Hillenbrand Inc.	17,754	438
Buckle Inc.	8,948	401
Arbitron Inc.	8,534	400
Texas Roadhouse Inc. Class A	20,008	387
* Select Comfort Corp.	18,296	376
Monro Muffler Brake Inc.	9,907	367
* Jack in the Box Inc.	11,475	363
* Jos A Bank Clothiers Inc.	8,306	345
* DineEquity Inc.	4,904	343
* Aeropostale Inc.	26,064	339
Sturm Ruger & Co. Inc.	6,186	338
* Grand Canyon Education Inc.	12,851	308
* Papa John's International Inc.	5,795	301
Sotheby's	7,692	294
Ryland Group Inc.	8,141	291
* Francesca's Holdings Corp.	11,256	286
* SHFL Entertainment Inc.	17,780	282
Dorman Products Inc.	7,932	277
* Asbury Automotive Group Inc.	7,988	270
Interval Leisure Group Inc.	12,454	260
* BJ's Restaurants Inc.	7,858	242
Ameristar Casinos Inc.	9,229	242
* AFC Enterprises Inc.	7,873	236
* Steiner Leisure Ltd.	4,910	231
Cato Corp. Class A	8,848	227
* American Public Education Inc.	5,784	225
Vail Resorts Inc.	4,075	225
True Religion Apparel Inc.	8,321	222
Oxford Industries Inc.	4,470	217
Valassis Communications Inc.	7,826	215
* Smith & Wesson Holding Corp.	20,675	197
* iRobot Corp.	8,879	190
Ethan Allen Interiors Inc.	6,794	190
Strayer Education Inc.	3,821	188
* K12 Inc.	8,659	181
CEC Entertainment Inc.	5,928	179
* Sonic Corp.	14,882	168

56

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Tumi Holdings Inc.	6,881	163
* Multimedia Games Holding Co. Inc.	8,696	163
* Vera Bradley Inc.	6,409	161
* Zumiez Inc.	7,024	161
* Arctic Cat Inc.	4,073	148
Hot Topic Inc.	13,541	146
* Gentherm Inc.	9,432	145
Matthews International Corp. Class A	4,338	143
* LeapFrog Enterprises Inc.	16,181	139
* Denny's Corp.	24,218	137
* Children's Place Retail Stores Inc.	2,981	136
* Blue Nile Inc.	3,982	135
* rue21 inc	4,983	135
* Caesars Entertainment Corp.	10,476	131
* Capella Education Co.	4,119	130
* Shutterfly Inc.	2,865	124
* America's Car-Mart Inc.	2,545	122
* Libbey Inc.	6,608	121
Finish Line Inc. Class A	6,281	114
Penske Automotive Group Inc.	3,570	106
* Fiesta Restaurant Group Inc.	4,659	105
Drew Industries Inc.	2,888	105
* Ruth's Hospitality Group Inc.	11,447	104
* Maidenform Brands Inc.	5,328	102
* Mattress Firm Holding Corp.	3,534	98
* Bravo Brio Restaurant Group Inc.	6,369	96
* Meritage Homes Corp.	2,365	96
Belo Corp. Class A	11,067	96
Men's Wearhouse Inc.	3,372	95
National CineMedia Inc.	6,084	93
Churchill Downs Inc.	1,388	92
* Red Robin Gourmet Burgers Inc.	2,115	91
La-Z-Boy Inc.	4,945	91
* Cavco Industries Inc.	1,987	90
PetMed Express Inc.	6,525	83
Dana Holding Corp.	4,890	82
* Bloomin' Brands Inc.	4,357	75
Nutrisystem Inc.	9,105	75
* Five Below Inc.	1,783	71
Town Sports International Holdings Inc.	7,478	69
* Jamba Inc.	24,401	68
World Wrestling Entertainment Inc. Class A	7,761	65
* LifeLock Inc.	5,477	64
* Zagg Inc.	8,146	60
* Bridgepoint Education Inc.	5,591	57
* Vitacost.com Inc.	7,216	53
* Winnebago Industries Inc.	2,700	52
Universal Technical Institute Inc.	4,479	52
Bob Evans Farms Inc.	1,277	52
Blyth Inc.	3,400	49
* Chuy's Holdings Inc.	1,624	46
MDC Partners Inc. Class A	3,235	44
Winmark Corp.	718	44
* Overstock.com Inc.	3,788	44
Destination Maternity Corp.	1,890	42
* TRI Pointe Homes Inc.	2,241	41
* Tilly's Inc. Class A	3,052	41
* ReachLocal Inc.	3,107	39
* Body Central Corp.	4,956	38
* Rentrak Corp.	1,699	36
* Gordmans Stores Inc.	2,602	35
* Fifth & Pacific Cos. Inc.	1,882	34
Cherokee Inc.	2,375	33
* Kayak Software Corp.	814	32

57

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Orbitz Worldwide Inc.	7,443	32
RG Barry Corp.	2,499	31
* Skullcandy Inc.	4,919	30
* Nathan's Famous Inc.	813	30
* Ignite Restaurant Group Inc.	2,050	29
* Carmike Cinemas Inc.	1,758	28
Core-Mark Holding Co. Inc.	574	27
* MTR Gaming Group Inc.	6,985	27
* Del Frisco's Restaurant Group Inc.	1,378	24
* G-III Apparel Group Ltd.	661	24
Einstein Noah Restaurant Group Inc.	1,770	24
* New York & Co. Inc.	5,487	24
* Geeknet Inc.	1,439	23
* Tower International Inc.	1,912	23
* Scientific Games Corp. Class A	2,239	20
* Bright Horizons Family Solutions Inc.	717	20
Sinclair Broadcast Group Inc. Class A	1,384	19
* Premier Exhibitions Inc.	8,428	19
Collectors Universe	1,746	19
* Carrols Restaurant Group Inc.	3,470	18
* Pinnacle Entertainment Inc.	1,307	18
* Conn's Inc.	562	18
* Restoration Hardware Holdings Inc.	461	18
* Biglari Holdings Inc.	47	18
* Morgans Hotel Group Co.	3,408	17
Movado Group Inc.	450	16
* Fuel Systems Solutions Inc.	1,120	16
Nexstar Broadcasting Group Inc. Class A	741	11
Marine Products Corp.	1,598	11
* Barnes & Noble Inc.	632	10
American Greetings Corp. Class A	577	9
* CafePress Inc.	1,255	9
Outdoor Channel Holdings Inc.	1,167	9
* Boyd Gaming Corp.	1,089	7
* Global Sources Ltd.	774	6
Mac-Gray Corp.	465	6
* US Auto Parts Network Inc.	3,961	5
National American University Holdings Inc.	1,236	5
* Crown Media Holdings Inc. Class A	2,277	4
bebe stores inc	1,026	4
Value Line Inc.	315	3
Weyco Group Inc.	118	3
* hhgregg Inc.	289	3
* Citi Trends Inc.	260	3
Systemax Inc.	193	2
* 1-800-Flowers.com Inc. Class A	397	2
Beasley Broadcasting Group Inc. Class A	49	—
		30,855
Consumer Staples (4.6%)
* United Natural Foods Inc.	15,735	796
Casey's General Stores Inc.	12,221	692
* Hain Celestial Group Inc.	11,826	647
B&G Foods Inc.	16,928	498
* TreeHouse Foods Inc.	7,800	455
Lancaster Colony Corp.	5,948	435
PriceSmart Inc.	5,855	434
* Boston Beer Co. Inc. Class A	2,507	390
Sanderson Farms Inc.	7,424	377
Spectrum Brands Holdings Inc.	6,176	334
J&J Snack Foods Corp.	4,783	331
Snyders-Lance Inc.	12,674	314
WD-40 Co.	5,156	280
* Elizabeth Arden Inc.	6,976	271
* Prestige Brands Holdings Inc.	10,699	255

58

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Post Holdings Inc.	5,931	229
Vector Group Ltd.	13,467	216
^ SUPERVALU Inc.	52,109	207
Tootsie Roll Industries Inc.	7,188	202
* Darling International Inc.	11,572	193
Cal-Maine Foods Inc.	4,027	163
* Pilgrim's Pride Corp.	15,467	136
Calavo Growers Inc.	3,823	108
* Medifast Inc.	4,504	104
Coca-Cola Bottling Co. Consolidated	1,496	98
Inter Parfums Inc.	3,772	95
* USANA Health Sciences Inc.	1,937	86
Harris Teeter Supermarkets Inc.	1,964	84
* Star Scientific Inc.	45,954	81
* Susser Holdings Corp.	1,506	67
* Chefs' Warehouse Inc.	3,551	64
Limoneira Co.	3,101	61
National Beverage Corp.	3,739	50
Female Health Co.	6,401	45
* Annie's Inc.	1,083	45
Roundy's Inc.	6,098	35
Nature's Sunshine Products Inc.	2,208	32
* Inventure Foods Inc.	4,035	30
* Rite Aid Corp.	17,654	29
* Synutra International Inc.	5,447	24
Arden Group Inc.	240	22
Alico Inc.	500	21
* Natural Grocers by Vitamin Cottage Inc.	965	20
Orchids Paper Products Co.	910	20
Lifeway Foods Inc.	1,630	19
* Central Garden and Pet Co. Class A	1,998	17
* Craft Brew Alliance Inc.	1,173	8
* Pantry Inc.	527	7
* Farmer Bros Co.	124	2
		9,129
Energy (5.7%)
* Dril-Quip Inc.	12,936	1,064
* Oasis Petroleum Inc.	25,710	944
* Rosetta Resources Inc.	17,042	830
Berry Petroleum Co. Class A	16,806	769
* Kodiak Oil & Gas Corp.	84,964	756
Lufkin Industries Inc.	10,842	702
Targa Resources Corp.	9,314	568
Energy XXI Bermuda Ltd.	18,449	548
* Geospace Technologies Corp.	4,104	399
Western Refining Inc.	10,937	392
* Gulfport Energy Corp.	8,237	337
* ION Geophysical Corp.	42,692	283
* Northern Oil and Gas Inc.	20,465	281
* Clean Energy Fuels Corp.	21,403	269
* Approach Resources Inc.	10,620	263
* Carrizo Oil & Gas Inc.	11,010	259
* Halcon Resources Corp.	31,395	223
CVR Energy Inc.	3,649	205
Crosstex Energy Inc.	12,044	201
* Forum Energy Technologies Inc.	7,077	189
* Vaalco Energy Inc.	18,796	152
Contango Oil & Gas Co.	3,719	144
Rentech Inc.	49,269	134
* Goodrich Petroleum Corp.	8,290	107
* C&J Energy Services Inc.	4,367	106
* Solazyme Inc.	10,340	90
* RigNet Inc.	3,921	77
* Sanchez Energy Corp.	3,745	69

59

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Magnum Hunter Resources Corp.	17,059	66
Gulfmark Offshore Inc.	1,822	65
* FX Energy Inc.	17,271	61
Panhandle Oil and Gas Inc. Class A	2,186	60
* Evolution Petroleum Corp.	5,392	55
* Abraxas Petroleum Corp.	26,504	54
* Diamondback Energy Inc.	2,248	51
Alon USA Energy Inc.	2,618	51
* KiOR Inc.	8,641	48
TGC Industries Inc.	4,818	46
* Mitcham Industries Inc.	2,694	41
GasLog Ltd.	3,168	41
Apco Oil and Gas International Inc.	2,838	38
* Pioneer Energy Services Corp.	4,125	36
* Endeavour International Corp.	14,108	36
* Isramco Inc.	324	32
* Uranium Energy Corp.	13,065	30
* Matador Resources Co.	3,611	28
* Uranerz Energy Corp.	20,095	26
* Midstates Petroleum Co. Inc.	3,493	26
* Matrix Service Co.	1,590	25
* BPZ Resources Inc.	9,566	24
* Willbros Group Inc.	2,958	20
* Saratoga Resources Inc.	6,563	20
* Bonanza Creek Energy Inc.	531	18
* Gevo Inc.	8,952	18
* Global Geophysical Services Inc.	6,124	14
* Warren Resources Inc.	5,166	14
W&T Offshore Inc.	875	13
* Heckmann Corp.	2,591	9
* PHI Inc.	277	9
* Ceres Inc.	1,601	6
* Clayton Williams Energy Inc.	149	6
* ZaZa Energy Corp.	3,051	5
* REX American Resources Corp.	174	4
* Synergy Resources Corp.	542	4
* Renewable Energy Group Inc.	454	3
* Harvest Natural Resources Inc.	557	3
		11,467
Financials (8.0%)
Omega Healthcare Investors Inc.	36,073	1,010
Highwoods Properties Inc.	20,565	751
* Portfolio Recovery Associates Inc.	5,491	642
Greenhill & Co. Inc.	9,342	568
Sovran Self Storage Inc.	8,504	517
EastGroup Properties Inc.	9,024	513
National Health Investors Inc.	7,871	510
* Financial Engines Inc.	14,899	487
* First Cash Financial Services Inc.	9,199	487
* Texas Capital Bancshares Inc.	11,263	476
MarketAxess Holdings Inc.	11,746	459
Glimcher Realty Trust	40,398	455
Sun Communities Inc.	9,572	445
Acadia Realty Trust	16,312	439
PS Business Parks Inc.	4,896	362
Potlatch Corp.	8,135	358
* Strategic Hotels & Resorts Inc.	49,150	358
Ryman Hospitality Properties	7,102	318
* Stifel Financial Corp.	8,481	293
Bank of the Ozarks Inc.	6,838	263
* Credit Acceptance Corp.	2,365	261
* World Acceptance Corp.	3,128	246
* Nationstar Mortgage Holdings Inc.	6,138	237

60

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Ezcorp Inc. Class A	10,655	220
Alexander's Inc.	676	219
Westamerica Bancorporation	4,935	218
DuPont Fabros Technology Inc.	9,286	215
* DFC Global Corp.	11,092	207
Cash America International Inc.	3,910	198
Cohen & Steers Inc.	5,981	197
Washington REIT	6,812	189
* Virtus Investment Partners Inc.	1,033	174
* WisdomTree Investments Inc.	18,614	169
HFF Inc. Class A	8,904	163
* Encore Capital Group Inc.	5,248	155
Epoch Holding Corp.	5,154	144
* Netspend Holdings Inc.	9,027	143
BGC Partners Inc. Class A	31,692	135
Universal Health Realty Income Trust	2,367	135
Urstadt Biddle Properties Inc. Class A	6,087	129
* Tejon Ranch Co.	4,232	124
Associated Estates Realty Corp.	7,038	123
* FelCor Lodging Trust Inc.	23,737	119
Tower Group Inc.	6,076	113
GAMCO Investors Inc.	2,095	112
* Green Dot Corp. Class A	7,627	107
Inland Real Estate Corp.	11,048	107
Coresite Realty Corp.	3,265	106
Saul Centers Inc.	2,399	105
* eHealth Inc.	6,258	97
Westwood Holdings Group Inc.	2,172	90
LTC Properties Inc.	2,152	83
* Ocwen Financial Corp.	2,074	82
* Navigators Group Inc.	1,369	77
First American Financial Corp.	3,136	76
Oritani Financial Corp.	5,093	75
Diamond Hill Investment Group Inc.	854	64
Monmouth Real Estate Investment Corp. Class A	5,717	64
* Greenlight Capital Re Ltd. Class A	2,511	60
Montpelier Re Holdings Ltd.	2,084	52
* Zillow Inc. Class A	1,090	47
Amtrust Financial Services Inc.	1,339	45
Spirit Realty Capital Inc.	2,080	41
Duff & Phelps Corp. Class A	2,644	41
* Ladenburg Thalmann Financial Services Inc.	31,560	41
Employers Holdings Inc.	1,947	41
Investors Bancorp Inc.	2,268	40
Evercore Partners Inc. Class A	808	33
* CyrusOne Inc.	1,426	30
* Regional Management Corp.	1,528	27
Gyrodyne Co. of America Inc.	352	26
Main Street Capital Corp.	783	25
* FNB United Corp.	2,341	24
Tree.com Inc.	1,199	21
Apollo Residential Mortgage Inc.	793	18
Pzena Investment Management Inc. Class A	1,859	12
* Bridge Capital Holdings	713	11
* Beneficial Mutual Bancorp Inc.	1,119	11
* ICG Group Inc.	810	11
State Auto Financial Corp.	587	10
Homeowners Choice Inc.	461	9
JAVELIN Mortgage Investment Corp.	364	7
UMH Properties Inc.	689	7
Meadowbrook Insurance Group Inc.	976	7
* BofI Holding Inc.	191	6
MicroFinancial Inc.	844	6
* Eagle Bancorp Inc.	283	6

61

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Stellus Capital Investment Corp.	392	6
* American Safety Insurance Holdings Ltd.	242	6
OFS Capital Corp.	327	5
Arrow Financial Corp.	175	4
AmREIT Inc. Class B	202	3
Penns Woods Bancorp Inc.	82	3
* Meridian Interstate Bancorp Inc.	183	3
Heritage Financial Group Inc.	240	3
* First Federal Bancshares of Arkansas Inc.	305	3
Clifton Savings Bancorp Inc.	257	3
Universal Insurance Holdings Inc.	606	3
* Hallmark Financial Services	265	2
Hingham Institution for Savings	32	2
Donegal Group Inc. Class A	134	2
* Cascade Bancorp	158	1
		15,953
Health Care (20.5%)
* Pharmacyclics Inc.	17,511	1,537
* athenahealth Inc.	11,539	1,082
* Cubist Pharmaceuticals Inc.	20,403	866
* Seattle Genetics Inc.	30,625	862
* Alkermes plc	39,448	856
* HMS Holdings Corp.	27,728	804
* Jazz Pharmaceuticals plc	13,389	779
* Cepheid Inc.	21,155	771
* Centene Corp.	16,593	747
* Align Technology Inc.	23,172	729
* Haemonetics Corp.	16,265	671
* PAREXEL International Corp.	19,222	667
* HealthSouth Corp.	25,897	625
* Medicines Co.	17,732	564
Questcor Pharmaceuticals Inc.	17,283	563
Air Methods Corp.	12,389	555
STERIS Corp.	13,714	535
Owens & Minor Inc.	17,482	532
* MWI Veterinary Supply Inc.	4,093	517
* Arena Pharmaceuticals Inc.	61,524	516
Chemed Corp.	6,186	477
* Isis Pharmaceuticals Inc.	32,232	474
* Impax Laboratories Inc.	21,579	428
West Pharmaceutical Services Inc.	6,962	421
* Alnylam Pharmaceuticals Inc.	17,721	420
* Cyberonics Inc.	8,880	406
* Theravance Inc.	19,533	396
* HeartWare International Inc.	4,563	390
* Acorda Therapeutics Inc.	12,960	386
* WellCare Health Plans Inc.	6,674	382
* Insulet Corp.	16,892	381
* Infinity Pharmaceuticals Inc.	9,120	377
* Medidata Solutions Inc.	7,140	372
* Volcano Corp.	17,155	371
* Ironwood Pharmaceuticals Inc. Class A	24,253	362
* Neogen Corp.	7,553	354
* Vivus Inc.	32,109	344
* DexCom Inc.	22,052	329
Masimo Corp.	16,128	320
* ImmunoGen Inc.	20,949	318
* Team Health Holdings Inc.	9,177	307
Abaxis Inc.	7,013	297
Analogic Corp.	3,966	294
* Dendreon Corp.	49,609	287
* Emeritus Corp.	9,950	283
Meridian Bioscience Inc.	13,352	283
PDL BioPharma Inc.	38,613	276

62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Aegerion Pharmaceuticals Inc.	9,017	272
* Exelixis Inc.	59,330	271
* Endologix Inc.	17,912	270
* Auxilium Pharmaceuticals Inc.	15,675	267
* ArthroCare Corp.	7,304	255
* Akorn Inc.	18,316	253
* Celldex Therapeutics Inc.	25,935	247
* Nektar Therapeutics	26,316	244
* Acadia Healthcare Co. Inc.	8,744	238
* Opko Health Inc.	34,241	238
Quality Systems Inc.	12,748	236
* Santarus Inc.	17,554	233
* Luminex Corp.	13,423	227
* MAP Pharmaceuticals Inc.	9,055	226
* Neurocrine Biosciences Inc.	21,337	226
* Conceptus Inc.	10,086	225
* IPC The Hospitalist Co. Inc.	5,364	224
* Exact Sciences Corp.	20,639	220
Spectrum Pharmaceuticals Inc.	19,084	218
* Quidel Corp.	9,082	215
Cantel Medical Corp.	6,811	212
* Bio-Reference Labs Inc.	7,849	208
* ICU Medical Inc.	3,626	206
* Spectranetics Corp.	10,954	199
* NxStage Medical Inc.	16,798	188
Computer Programs & Systems Inc.	3,532	184
* Optimer Pharmaceuticals Inc.	15,058	182
* Capital Senior Living Corp.	7,912	182
Landauer Inc.	3,073	180
* Synageva BioPharma Corp.	3,597	180
* Orthofix International NV	4,787	178
* Accretive Health Inc.	18,203	174
* ABIOMED Inc.	10,845	174
* Sangamo Biosciences Inc.	16,959	173
* Keryx Biopharmaceuticals Inc.	26,192	168
* MAKO Surgical Corp.	12,669	162
* Halozyme Therapeutics Inc.	28,877	158
* Achillion Pharmaceuticals Inc.	19,024	154
* Rigel Pharmaceuticals Inc.	22,299	150
* Genomic Health Inc.	5,158	148
* Integra LifeSciences Holdings Corp.	3,579	146
* Array BioPharma Inc.	37,408	146
* NPS Pharmaceuticals Inc.	18,190	145
* Orexigen Therapeutics Inc.	23,125	138
* Fluidigm Corp.	7,790	134
* HealthStream Inc.	6,245	134
* Vanguard Health Systems Inc.	8,853	132
* InterMune Inc.	14,728	131
* Pacira Pharmaceuticals Inc.	5,970	131
* Depomed Inc.	18,056	117
* Ligand Pharmaceuticals Inc. Class B	5,664	116
* Antares Pharma Inc.	33,811	116
* MedAssets Inc.	6,285	116
* Sequenom Inc.	28,147	116
* AMN Healthcare Services Inc.	7,886	111
* MannKind Corp.	43,292	111
* AVANIR Pharmaceuticals Inc.	40,444	110
* Synta Pharmaceuticals Corp.	12,617	108
Ensign Group Inc.	3,458	108
* Idenix Pharmaceuticals Inc.	25,710	108
* Navidea Biopharmaceuticals Inc.	34,373	106
* Dyax Corp.	31,457	101
* Dynavax Technologies Corp.	49,176	100
* Amsurg Corp. Class A	3,303	100

63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
	Atrion Corp.	506	99
*	Accuray Inc.	23,248	99
*	OraSure Technologies Inc.	17,577	98
*	Corvel Corp.	2,001	96
*	ZIOPHARM Oncology Inc.	21,477	95
*	Cadence Pharmaceuticals Inc.	19,211	94
	US Physical Therapy Inc.	3,787	93
*	Endocyte Inc.	9,583	92
*	AMAG Pharmaceuticals Inc.	5,556	92
*	XenoPort Inc.	11,773	90
*	AVEO Pharmaceuticals Inc.	13,432	90
*	Sciclone Pharmaceuticals Inc.	18,387	88
*	Furiex Pharmaceuticals Inc.	2,338	87
*	Cardiovascular Systems Inc.	5,381	85
*	Raptor Pharmaceutical Corp.	16,770	83
*	Clovis Oncology Inc.	4,356	82
*	Vascular Solutions Inc.	5,134	78
*	Obagi Medical Products Inc.	5,610	76
*	Novavax Inc.	41,528	76
*	Natus Medical Inc.	5,913	75
*	Momenta Pharmaceuticals Inc.	5,894	75
*	Unilife Corp.	28,909	73
*	Synergy Pharmaceuticals Inc.	13,167	72
*	Vical Inc.	22,487	72
*	Threshold Pharmaceuticals Inc.	14,869	69
*	Epocrates Inc.	5,534	65
*	NuVasive Inc.	3,417	63
*,^	Repros Therapeutics Inc.	5,365	63
*	XOMA Corp.	22,776	62
*	Tornier NV	3,529	61
*	Staar Surgical Co.	11,361	61
*	NewLink Genetics Corp.	5,032	59
*	Cambrex Corp.	4,928	57
*	Lexicon Pharmaceuticals Inc.	28,483	56
*	OncoGenex Pharmaceutical Inc.	4,662	55
*	Repligen Corp.	8,815	55
*	Cynosure Inc. Class A	1,917	54
*	Pozen Inc.	8,749	54
*	PhotoMedex Inc.	3,629	54
*	Trius Therapeutics Inc.	10,107	53
*	AtriCure Inc.	5,962	53
*	Curis Inc.	19,319	52
*	Cerus Corp.	15,751	52
*	Sagent Pharmaceuticals Inc.	3,083	51
	Hi-Tech Pharmacal Co. Inc.	1,357	50
*	Intercept Pharmaceuticals Inc.	1,274	50
*	Sunesis Pharmaceuticals Inc.	9,336	49
*	SIGA Technologies Inc.	11,246	48
*	Immunomedics Inc.	20,893	48
*	Arqule Inc.	19,418	48
*	Anika Therapeutics Inc.	3,817	48
*	Omeros Corp.	8,579	47
	National Research Corp.	779	44
*	Rochester Medical Corp.	2,967	44
	Utah Medical Products Inc.	1,055	44
*	Coronado Biosciences Inc.	5,897	43
*	ImmunoCellular Therapeutics Ltd.	16,142	41
*	BioScrip Inc.	3,692	40
*	Oncothyreon Inc.	19,185	40
*	Biotime Inc.	9,423	40
*	Symmetry Medical Inc.	3,786	39
*	Hansen Medical Inc.	18,276	39
*	Cytori Therapeutics Inc.	14,845	38
*	Merge Healthcare Inc.	15,264	37

64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Pain Therapeutics Inc.	12,534	37
* Progenics Pharmaceuticals Inc.	12,873	34
* Vanda Pharmaceuticals Inc.	8,780	33
* Skilled Healthcare Group Inc.	5,659	33
* Osiris Therapeutics Inc.	5,005	33
* Discovery Laboratories Inc.	13,213	32
* Zogenix Inc.	17,232	32
* GTx Inc.	7,045	32
* KYTHERA Biopharmaceuticals Inc.	1,228	32
* Ampio Pharmaceuticals Inc.	8,225	32
* BioDelivery Sciences International Inc.	8,449	32
* Greenway Medical Technologies	2,007	32
* Globus Medical Inc.	2,157	31
* Affymax Inc.	11,638	31
* Merrimack Pharmaceuticals Inc.	4,685	30
* Rockwell Medical Technologies Inc.	6,005	26
* Emergent Biosolutions Inc.	1,643	25
* Amicus Therapeutics Inc.	9,463	25
* Molina Healthcare Inc.	789	25
* ExamWorks Group Inc.	1,751	25
* Biospecifics Technologies Corp.	1,577	25
* Vocera Communications Inc.	938	25
* Corcept Therapeutics Inc.	15,016	24
* ChemoCentryx Inc.	1,789	24
* TESARO Inc.	1,193	24
* SurModics Inc.	933	24
* Magellan Health Services Inc.	455	23
* Omnicell Inc.	1,297	23
* Agenus Inc.	4,855	21
* Durata Therapeutics Inc.	2,413	21
* Verastem Inc.	2,053	19
* Ventrus Biosciences Inc.	6,309	19
* BioCryst Pharmaceuticals Inc.	15,523	19
* Sucampo Pharmaceuticals Inc. Class A	3,577	18
* Hyperion Therapeutics Inc.	983	18
* Providence Service Corp.	1,046	18
* Regulus Therapeutics Inc.	3,431	18
* Anacor Pharmaceuticals Inc.	5,038	18
* Pernix Therapeutics Holdings	2,900	17
* Horizon Pharma Inc.	7,340	15
* Exactech Inc.	530	10
* Merit Medical Systems Inc.	655	8
* Cumberland Pharmaceuticals Inc.	1,765	8
* Zeltiq Aesthetics Inc.	1,844	7
* Cempra Inc.	1,134	7
* EnteroMedics Inc.	8,472	7
* Acura Pharmaceuticals Inc.	3,250	7
* BG Medicine Inc.	2,889	5
* LHC Group Inc.	225	5
* RTI Biologics Inc.	939	3
* Harvard Bioscience Inc.	458	3
* Transcept Pharmaceuticals Inc.	421	2
* Derma Sciences Inc.	169	2
* PDI Inc.	258	2
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		40,946
Industrials (18.0%)
* Genesee & Wyoming Inc. Class A	14,269	1,277
* Alaska Air Group Inc.	21,670	1,117
Acuity Brands Inc.	13,633	929
* Middleby Corp.	6,032	901
* Hexcel Corp.	32,078	874
Woodward Inc.	22,277	834

65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Old Dominion Freight Line Inc.	22,964	826
CLARCOR Inc.	16,188	825
* Avis Budget Group Inc.	34,211	800
Watsco Inc.	9,484	739
HEICO Corp.	16,981	737
* US Airways Group Inc.	52,382	703
* Chart Industries Inc.	9,597	696
* USG Corp.	23,776	671
Belden Inc.	13,002	655
Corporate Executive Board Co.	10,766	583
* Advisory Board Co.	11,028	560
* Beacon Roofing Supply Inc.	15,062	556
Applied Industrial Technologies Inc.	12,497	543
* MasTec Inc.	17,608	530
Healthcare Services Group Inc.	21,531	519
* Tetra Tech Inc.	16,624	480
Franklin Electric Co. Inc.	7,150	465
Herman Miller Inc.	18,772	451
* Hub Group Inc. Class A	11,940	451
* Acacia Research Corp.	15,997	447
HNI Corp.	13,865	438
Deluxe Corp.	11,019	437
Mine Safety Appliances Co.	8,892	417
Brink's Co.	15,232	403
Allegiant Travel Co. Class A	4,794	385
AZZ Inc.	8,096	362
* RBC Bearings Inc.	7,113	355
Forward Air Corp.	9,330	352
Lindsay Corp.	4,076	348
Interface Inc. Class A	18,912	346
* Swift Transportation Co.	25,339	343
Raven Industries Inc.	11,707	330
Titan International Inc.	15,411	325
* Teledyne Technologies Inc.	4,138	304
* On Assignment Inc.	13,815	302
Kaman Corp.	8,531	298
Knight Transportation Inc.	18,707	293
* Huron Consulting Group Inc.	7,360	288
Tennant Co.	6,097	285
Werner Enterprises Inc.	12,325	284
* Team Inc.	6,442	283
* Trimas Corp.	9,596	275
* Spirit Airlines Inc.	13,308	269
* II-VI Inc.	14,385	249
AO Smith Corp.	3,453	247
* Blount International Inc.	15,671	236
* EnerSys Inc.	5,651	231
* Trex Co. Inc.	4,805	227
* Exponent Inc.	4,282	215
* DigitalGlobe Inc.	8,041	210
* Wabash National Corp.	21,911	209
Insperity Inc.	7,319	207
Sauer-Danfoss Inc.	3,769	204
TAL International Group Inc.	4,735	204
* Dycom Industries Inc.	9,486	199
Mueller Water Products Inc. Class A	33,088	186
* GenCorp Inc.	15,418	186
* TrueBlue Inc.	9,572	186
Sun Hydraulics Corp.	6,600	184
Knoll Inc.	10,708	182
Textainer Group Holdings Ltd.	4,436	179
* Nortek Inc.	2,485	179
* DXP Enterprises Inc.	2,807	175
John Bean Technologies Corp.	9,314	172

66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* EnPro Industries Inc.	3,458	161
Heartland Express Inc.	11,784	160
* Titan Machinery Inc.	5,396	152
* InnerWorkings Inc.	10,230	151
AAON Inc.	5,909	142
Gorman-Rupp Co.	4,896	141
Actuant Corp. Class A	4,476	136
Celadon Group Inc.	6,418	128
Generac Holdings Inc.	3,603	124
Kforce Inc.	8,498	124
* ACCO Brands Corp.	16,458	123
* Taser International Inc.	16,550	123
Altra Holdings Inc.	4,790	123
McGrath RentCorp	4,118	121
Cubic Corp.	2,732	114
ESCO Technologies Inc.	2,793	113
* Standard Parking Corp.	4,974	103
* Mistras Group Inc.	4,925	101
H&E Equipment Services Inc.	5,129	100
Barrett Business Services Inc.	2,262	99
* XPO Logistics Inc.	5,662	99
* Astronics Corp.	3,467	96
* Thermon Group Holdings Inc.	4,635	95
* GP Strategies Corp.	4,351	94
US Ecology Inc.	3,760	94
* Capstone Turbine Corp.	94,408	92
* Echo Global Logistics Inc.	4,796	89
* Zipcar Inc.	7,297	89
* Builders FirstSource Inc.	14,720	89
* MYR Group Inc.	3,636	84
* Odyssey Marine Exploration Inc.	23,801	83
* Republic Airways Holdings Inc.	8,637	81
* Proto Labs Inc.	1,657	77
* Moog Inc. Class A	1,666	75
* Aerovironment Inc.	3,375	75
Graham Corp.	3,176	74
* RPX Corp.	6,153	73
* Powell Industries Inc.	1,242	72
* Commercial Vehicle Group Inc.	7,748	61
* Roadrunner Transportation Systems Inc.	2,462	56
Mueller Industries Inc.	1,048	56
* Park-Ohio Holdings Corp.	2,615	53
* Hawaiian Holdings Inc.	9,006	51
Standex International Corp.	944	51
* EnerNOC Inc.	3,062	50
Steelcase Inc. Class A	3,495	49
* CAI International Inc.	1,781	49
Primoris Services Corp.	2,539	48
* KEYW Holding Corp.	3,264	47
Comfort Systems USA Inc.	3,677	46
* Franklin Covey Co.	3,122	43
* Aegion Corp. Class A	1,788	43
* Ameresco Inc. Class A	5,138	43
* Rexnord Corp.	2,034	41
* Heritage-Crystal Clean Inc.	2,598	38
Simpson Manufacturing Co. Inc.	1,253	36
Acorn Energy Inc.	5,471	36
* AT Cross Co. Class A	2,746	34
* WageWorks Inc.	1,355	32
American Science & Engineering Inc.	495	31
* Meritor Inc.	6,922	30
* Saia Inc.	944	30
* TMS International Corp. Class A	2,009	28
Coleman Cable Inc.	2,722	27

67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
	United Stationers Inc.	736	27
*	TRC Cos. Inc.	4,084	26
	Dynamic Materials Corp.	1,556	26
*	EnergySolutions Inc.	6,715	25
	Houston Wire & Cable Co.	2,048	24
*	Performant Financial Corp.	1,674	22
	Ceco Environmental Corp.	1,969	21
	Great Lakes Dredge & Dock Corp.	2,173	21
	Aceto Corp.	2,033	21
	Intersections Inc.	1,983	21
*	Quality Distribution Inc.	2,605	21
*	Wesco Aircraft Holdings Inc.	1,468	20
*	PGT Inc.	3,409	20
*	CPI Aerostructures Inc.	2,125	19
	CIRCOR International Inc.	430	18
*	American Woodmark Corp.	549	18
*	Patrick Industries Inc.	1,291	17
	SkyWest Inc.	1,198	17
*	Federal Signal Corp.	2,140	17
*	FuelCell Energy Inc.	13,956	15
*	Astronics Corp. Class B	425	12
	Omega Flex Inc.	741	10
	National Presto Industries Inc.	135	10
*	Flow International Corp.	2,723	10
	CDI Corp.	611	10
	Argan Inc.	576	10
	SeaCube Container Leasing Ltd.	399	9
	Cascade Corp.	142	9
*	Enphase Energy Inc.	1,680	8
*	Edgen Group Inc.	1,001	8
	Sypris Solutions Inc.	1,895	8
*	LMI Aerospace Inc.	288	6
	Multi-Color Corp.	228	6
*	Sterling Construction Co. Inc.	467	5
*	Vicor Corp.	953	5
*	Pacer International Inc.	1,146	5
	Preformed Line Products Co.	65	5
	SIFCO Industries Inc.	283	5
	Insteel Industries Inc.	269	4
*	ARC Document Solutions Inc.	1,746	4
*	BlueLinx Holdings Inc.	1,179	3
	Met-Pro Corp.	298	3
*	American Superconductor Corp.	996	3
*	Casella Waste Systems Inc. Class A	582	3
*	Rand Logistics Inc.	260	1
*	Hill International Inc.	316	1
	Compx International Inc.	48	1
*	BlueLinx Holdings Inc. Rights Exp. 03/27/2013	1,179	—
			35,917
Information Technology (21.6%)
*	CommVault Systems Inc.	14,376	1,063
*	WEX Inc.	12,515	939
*	CoStar Group Inc.	9,086	915
*	Aruba Networks Inc.	36,049	898
*	PTC Inc.	38,513	891
*	Aspen Technology Inc.	28,455	875
*	Ultimate Software Group Inc.	8,581	843
*,^	3D Systems Corp.	22,619	836
	MAXIMUS Inc.	10,943	796
	FEI Co.	11,492	728
*	QLIK Technologies Inc.	27,545	716
*	Hittite Microwave Corp.	10,115	656
*	Semtech Corp.	21,030	643
*	Cavium Inc.	15,968	590

68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Microsemi Corp.	28,532	589
*	ACI Worldwide Inc.	12,766	585
	InterDigital Inc.	13,152	584
	Cognex Corp.	13,762	567
*	ViaSat Inc.	12,060	566
*	Verint Systems Inc.	16,138	551
*	Tyler Technologies Inc.	9,653	544
*	Sourcefire Inc.	9,533	511
*	Cirrus Logic Inc.	20,726	498
	Fair Isaac Corp.	11,027	489
*,^	VirnetX Holding Corp.	13,500	476
	ADTRAN Inc.	20,496	458
*	Manhattan Associates Inc.	6,540	457
*	Sapient Corp.	39,651	445
	j2 Global Inc.	12,337	440
	Littelfuse Inc.	6,317	418
*	OpenTable Inc.	7,288	405
	Blackbaud Inc.	14,472	402
*	Universal Display Corp.	12,802	402
	Heartland Payment Systems Inc.	12,499	389
*	ValueClick Inc.	14,544	388
	Power Integrations Inc.	9,172	384
*	VistaPrint NV	10,956	383
	Anixter International Inc.	5,559	383
*	Cardtronics Inc.	14,259	376
*	Synaptics Inc.	10,799	375
*	Take-Two Interactive Software Inc.	25,212	369
*	Ciena Corp.	24,193	369
	NIC Inc.	20,745	368
*	OSI Systems Inc.	6,367	367
*	Cornerstone OnDemand Inc.	10,790	365
*	Dealertrack Technologies Inc.	12,233	361
*	Ultratech Inc.	8,413	345
*	Cymer Inc.	3,071	304
*	Netscout Systems Inc.	11,832	301
	Syntel Inc.	4,992	300
*	Mentor Graphics Corp.	16,275	288
*	MicroStrategy Inc. Class A	2,761	281
	MTS Systems Corp.	5,204	281
*	Ixia	13,474	273
*	Synchronoss Technologies Inc.	8,853	267
*	Advent Software Inc.	10,120	265
	Cabot Microelectronics Corp.	7,635	261
*	Liquidity Services Inc.	7,532	256
*	LivePerson Inc.	17,713	256
*	RealPage Inc.	11,436	248
*	TiVo Inc.	19,973	247
	Monotype Imaging Holdings Inc.	11,730	246
	Monolithic Power Systems Inc.	9,861	243
*	Guidewire Software Inc.	6,583	241
	Badger Meter Inc.	4,694	238
*	Cray Inc.	11,892	230
*	FARO Technologies Inc.	5,398	229
*	ExlService Holdings Inc.	7,447	225
*	Infinera Corp.	31,681	206
*	Interactive Intelligence Group Inc.	4,762	198
*	Angie's List Inc.	11,527	197
*	iGATE Corp.	10,277	196
	Loral Space & Communications Inc.	3,356	195
*	Comverse Inc.	7,028	193
*	Web.com Group Inc.	11,184	191
*	NETGEAR Inc.	5,510	188
*	BroadSoft Inc.	8,840	186
	Plantronics Inc.	4,557	184

69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* PROS Holdings Inc.	7,050	184
* comScore Inc.	11,467	183
* Websense Inc.	11,860	178
* Unisys Corp.	7,215	166
* Ellie Mae Inc.	8,053	164
Micrel Inc.	15,474	163
* Measurement Specialties Inc.	4,276	155
Pegasystems Inc.	5,508	151
* SPS Commerce Inc.	3,977	149
* Bankrate Inc.	13,203	149
* Global Cash Access Holdings Inc.	20,903	148
* InvenSense Inc.	11,853	142
Cass Information Systems Inc.	3,280	140
* Constant Contact Inc.	9,812	139
* RealD Inc.	11,415	133
* Tangoe Inc.	9,649	132
* Dice Holdings Inc.	13,541	131
Coherent Inc.	2,217	128
* Virtusa Corp.	6,031	126
* LogMeIn Inc.	7,009	125
* Volterra Semiconductor Corp.	8,126	125
* Move Inc.	12,759	125
Forrester Research Inc.	4,528	124
* CalAmp Corp.	11,267	123
* CSG Systems International Inc.	6,325	123
* PDF Solutions Inc.	7,804	121
* Plexus Corp.	4,906	120
* DTS Inc.	5,978	119
* Imperva Inc.	3,079	112
Ebix Inc.	6,883	110
* SciQuest Inc.	5,754	110
* Stamps.com Inc.	4,378	107
* Extreme Networks	29,732	104
* Rogers Corp.	2,173	104
* Envestnet Inc.	6,691	103
* Silicon Image Inc.	22,063	102
* Veeco Instruments Inc.	3,174	101
* ServiceSource International Inc.	15,843	100
* Super Micro Computer Inc.	8,335	98
* Parkervision Inc.	24,327	97
* Vocus Inc.	6,772	95
* Bottomline Technologies de Inc.	3,437	93
* Perficient Inc.	7,958	92
* Responsys Inc.	11,376	92
* GT Advanced Technologies Inc.	31,910	91
* Actuate Corp.	14,693	88
* QLogic Corp.	7,593	86
* Jive Software Inc.	5,208	86
* Ceva Inc.	5,655	86
* Saba Software Inc.	9,699	85
* Arris Group Inc.	4,775	83
* MEMC Electronic Materials Inc.	16,672	83
* Maxwell Technologies Inc.	9,235	81
* NVE Corp.	1,515	80
* Higher One Holdings Inc.	8,813	79
* SS&C Technologies Holdings Inc.	3,048	77
* XO Group Inc.	8,428	77
* Computer Task Group Inc.	3,814	76
* Internap Network Services Corp.	8,479	74
* Zix Corp.	19,351	73
* ExactTarget Inc.	3,203	71
* Procera Networks Inc.	6,093	71
* Globecomm Systems Inc.	5,838	71
* Lionbridge Technologies Inc.	18,468	71

70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	SunPower Corp. Class A	5,998	70
*	PLX Technology Inc.	13,240	63
*	Yelp Inc.	2,725	60
*	Active Network Inc.	12,892	60
	American Software Inc. Class A	7,399	60
*	Demand Media Inc.	7,063	57
*	Immersion Corp.	8,406	56
*	ShoreTel Inc.	13,468	55
*	KVH Industries Inc.	4,047	54
*	Datalink Corp.	5,067	53
*	Demandware Inc.	1,984	53
*	Unwired Planet Inc.	26,036	52
	Digimarc Corp.	2,329	52
*	Infoblox Inc.	2,450	52
*	RF Micro Devices Inc.	11,091	51
*	FleetMatics Group plc	2,115	50
*	PRGX Global Inc.	7,624	50
*	Callidus Software Inc.	11,349	49
*	Travelzoo Inc.	2,340	49
*	Numerex Corp. Class A	3,880	48
*	Guidance Software Inc.	4,607	45
	Ubiquiti Networks Inc.	3,241	45
*	support.com Inc.	11,400	44
*	Market Leader Inc.	5,953	44
*	Intermolecular Inc.	4,548	44
	Mesa Laboratories Inc.	803	43
*	Neonode Inc.	7,520	40
*	Trulia Inc.	1,664	40
*,^	Glu Mobile Inc.	17,100	39
*	Calix Inc.	4,290	37
	Hackett Group Inc.	7,833	36
*,^	AVG Technologies NV	2,284	36
*	Carbonite Inc.	3,445	34
*	VASCO Data Security International Inc.	3,880	32
	Telular Corp.	3,176	32
*	Millennial Media Inc.	3,350	31
*	EPAM Systems Inc.	1,490	31
*	MoneyGram International Inc.	1,896	31
*	CACI International Inc. Class A	588	30
*	Blucora Inc.	1,904	30
*	Ipass Inc.	14,551	29
*	Inphi Corp.	2,987	29
	Daktronics Inc.	2,809	29
*	FalconStor Software Inc.	9,933	27
*	Electronics for Imaging Inc.	1,152	27
*	Proofpoint Inc.	1,886	26
*	QuickLogic Corp.	12,118	26
*	Spark Networks Inc.	3,574	26
*	Innodata Inc.	6,997	24
*	Ruckus Wireless Inc.	1,133	24
*	Intermec Inc.	2,425	24
	QAD Inc. Class A	1,784	23
*	Qualys Inc.	1,957	23
*	Bazaarvoice Inc.	3,112	22
*	E2open Inc.	1,097	22
	Tessco Technologies Inc.	903	21
*	Rosetta Stone Inc.	1,701	20
*	Exar Corp.	1,650	19
*	Echelon Corp.	7,178	19
	Aware Inc.	3,463	17
*	Exa Corp.	1,635	16
*	Rambus Inc.	2,859	16
*	ATMI Inc.	726	16
*	Sonus Networks Inc.	6,484	16

71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Zygo Corp.	1,071	15
* Mattersight Corp.	2,564	12
* Brightcove Inc.	1,504	9
* Anaren Inc.	489	9
EPIQ Systems Inc.	670	8
Electro Rent Corp.	500	8
* Multi-Fineline Electronix Inc.	487	7
* Silicon Graphics International Corp.	481	7
* Xoom Corp.	321	7
* MaxLinear Inc.	1,046	6
* Peregrine Semiconductor Corp.	590	6
* Synacor Inc.	1,714	6
* Ambarella Inc.	561	6
* Key Tronic Corp.	513	5
* Quantum Corp.	3,814	5
* M/A-COM Technology Solutions Holdings Inc.	267	4
* GSI Group Inc.	402	4
* Audience Inc.	257	4
* Pervasive Software Inc.	271	3
* MeetMe Inc.	783	2
* Ambient Corp.	693	2
* Envivio Inc.	607	1
		43,102
Materials (5.1%)
Axiall Corp.	18,322	1,037
Eagle Materials Inc.	15,741	1,012
HB Fuller Co.	16,015	654
PolyOne Corp.	22,580	515
* Chemtura Corp.	21,987	442
Olin Corp.	17,708	410
Balchem Corp.	9,418	380
Innophos Holdings Inc.	6,993	341
Stepan Co.	5,129	314
* Clearwater Paper Corp.	6,028	292
American Vanguard Corp.	9,011	280
Koppers Holdings Inc.	6,719	279
Schweitzer-Mauduit International Inc.	7,467	275
* SunCoke Energy Inc.	16,020	264
* Calgon Carbon Corp.	15,406	263
Deltic Timber Corp.	3,499	250
* Coeur d'Alene Mines Corp.	11,819	225
AMCOL International Corp.	7,669	224
* Flotek Industries Inc.	15,898	223
* Headwaters Inc.	23,519	221
Buckeye Technologies Inc.	7,354	204
Haynes International Inc.	3,280	169
Myers Industries Inc.	10,665	157
* LSB Industries Inc.	3,526	137
Wausau Paper Corp.	13,403	132
Gold Resource Corp.	9,513	125
* OMNOVA Solutions Inc.	15,074	121
Hawkins Inc.	2,978	117
^ US Silica Holdings Inc.	3,848	95
* AEP Industries Inc.	1,312	92
Neenah Paper Inc.	3,081	90
* Paramount Gold and Silver Corp.	42,001	84
* ADA-ES Inc.	2,845	76
* Berry Plastics Group Inc.	3,923	75
Quaker Chemical Corp.	1,131	65
KMG Chemicals Inc.	2,569	51
Noranda Aluminum Holding Corp.	10,387	49
* Arabian American Development Co.	6,540	48
* Midway Gold Corp.	41,347	46
Zep Inc.	2,823	42

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
PH Glatfelter Co.	2,314	42
Innospec Inc.	893	36
* Boise Cascade Co.	1,192	32
* US Antimony Corp.	16,293	30
* United States Lime & Minerals Inc.	518	27
AK Steel Holding Corp.	6,842	26
* Handy & Harman Ltd.	1,519	25
* Landec Corp.	2,012	22
Metals USA Holdings Corp.	965	20
Globe Specialty Metals Inc.	1,399	20
* GSE Holding Inc.	2,663	19
Materion Corp.	635	18
* General Moly Inc.	2,753	8
* Gold Reserve Inc. Class A	1,770	5
		10,206
Telecommunication Services (0.8%)
Cogent Communications Group Inc.	15,015	378
Consolidated Communications Holdings Inc.	8,398	141
* 8x8 Inc.	22,946	139
Atlantic Tele-Network Inc.	2,897	136
* General Communication Inc. Class A	11,777	99
* Cincinnati Bell Inc.	23,258	76
* inContact Inc.	10,968	74
NTELOS Holdings Corp.	4,728	59
Lumos Networks Corp.	4,998	57
* Fairpoint Communications Inc.	5,785	48
IDT Corp. Class B	4,706	48
* Towerstream Corp.	18,199	45
Primus Telecommunications Group Inc.	3,902	43
HickoryTech Corp.	4,185	39
* magicJack VocalTec Ltd.	3,297	38
* Premiere Global Services Inc.	3,538	38
* Boingo Wireless Inc.	5,120	31
* ORBCOMM Inc.	5,657	25
* Leap Wireless International Inc.	4,351	23
* Iridium Communications Inc.	2,452	15
* Cbeyond Inc.	502	4
		1,556
Utilities (0.3%)
California Water Service Group	6,707	135
South Jersey Industries Inc.	2,156	119
Connecticut Water Service Inc.	2,172	65
Piedmont Natural Gas Co. Inc.	1,911	62
York Water Co.	3,107	57
SJW Corp.	1,471	39
Atlantic Power Corp.	3,221	32
American States Water Co.	605	32
Ormat Technologies Inc.	1,525	31
* Cadiz Inc.	3,768	25
Otter Tail Corp.	723	21
* American DG Energy Inc.	7,755	17

		635
Total Common Stocks (Cost $182,209)		199,766

73

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund	0.143%		1,077,754	1,078

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.100%	4/3/13	100	100
5,6	Federal Home Loan Bank Discount Notes	0.100%	4/15/13	100	100
					200
Total Temporary Cash Investments (Cost $1,278)					1,278
Total Investments (100.6%) (Cost $183,487)					201,044
Other Assets and Liabilities—Net (-0.6%)[3]					(1,198)
Net Assets (100%)					199,846

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $663,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $718,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

74

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042013

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Consumer Discretionary (12.3%)
Comcast Corp. Class A	55,671	2,215
Home Depot Inc.	31,732	2,174
Walt Disney Co.	37,032	2,022
McDonald's Corp.	21,055	2,019
* Amazon.com Inc.	7,496	1,981
News Corp. Class A	43,399	1,250
Time Warner Inc.	19,888	1,057
Ford Motor Co.	77,725	980
Lowe's Cos. Inc.	23,302	889
Target Corp.	13,700	863
Starbucks Corp.	15,715	861
NIKE Inc. Class B	14,986	816
* priceline.com Inc.	1,032	710
TJX Cos. Inc.	15,352	690
Yum! Brands Inc.	9,543	625
Viacom Inc. Class B	10,260	600
CBS Corp. Class B	13,429	583
* DIRECTV	11,881	572
Time Warner Cable Inc.	6,126	529
Johnson Controls Inc.	14,093	443
* General Motors Co.	15,865	431
Las Vegas Sands Corp.	8,234	424
* Liberty Global Inc. Class A	5,435	374
* Discovery Communications Inc. Class A	4,949	363
Macy's Inc.	8,590	353
Omnicom Group Inc.	5,649	325
Carnival Corp.	8,611	308
* AutoZone Inc.	789	300
VF Corp.	1,817	293
Coach Inc.	5,954	288
Mattel Inc.	7,057	288
* Delphi Automotive plc	6,801	285
* Bed Bath & Beyond Inc.	4,817	273
Ross Stores Inc.	4,694	272
Virgin Media Inc.	5,755	267
Harley-Davidson Inc.	4,797	252
* O'Reilly Automotive Inc.	2,464	251
Starwood Hotels & Resorts Worldwide Inc.	4,095	247
Sirius XM Radio Inc.	78,751	244
* Liberty Media Corp.	2,249	243
* Liberty Interactive Corp. Class A	11,575	242
Thomson Reuters Corp.	7,692	235
Genuine Parts Co.	3,231	229
Limited Brands Inc.	5,004	228
Ralph Lauren Corp. Class A	1,279	222
Kohl's Corp.	4,767	220
* Dollar Tree Inc.	4,818	218
* Netflix Inc.	1,152	217
* Chipotle Mexican Grill Inc. Class A	659	209
Gap Inc.	6,290	207
PVH Corp.	1,617	197
Marriott International Inc. Class A	4,972	196
Wynn Resorts Ltd.	1,655	193
Staples Inc.	14,322	189
* CarMax Inc.	4,742	182
Whirlpool Corp.	1,608	182
* Dollar General Corp.	3,843	178
* BorgWarner Inc.	2,384	177
Tiffany & Co.	2,639	177
Wyndham Worldwide Corp.	2,832	171
Nordstrom Inc.	3,087	167

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Tractor Supply Co.	1,503	156
DISH Network Corp. Class A	4,257	148
PetSmart Inc.	2,262	147
H&R Block Inc.	5,731	142
Newell Rubbermaid Inc.	6,051	141
* PulteGroup Inc.	7,145	137
Lennar Corp. Class A	3,382	130
* LKQ Corp.	6,158	130
DR Horton Inc.	5,809	130
* Mohawk Industries Inc.	1,194	127
Darden Restaurants Inc.	2,697	125
* TRW Automotive Holdings Corp.	2,110	124
Polaris Industries Inc.	1,359	119
* Fossil Inc.	1,146	118
Advance Auto Parts Inc.	1,542	118
Expedia Inc.	1,835	117
Ulta Salon Cosmetics & Fragrance Inc.	1,321	117
Family Dollar Stores Inc.	2,029	117
Scripps Networks Interactive Inc. Class A	1,786	113
Lear Corp.	2,093	112
Royal Caribbean Cruises Ltd.	3,181	111
Interpublic Group of Cos. Inc.	8,580	110
Signet Jewelers Ltd.	1,788	109
Foot Locker Inc.	3,149	108
* NVR Inc.	104	105
* MGM Resorts International	8,353	104
* Michael Kors Holdings Ltd.	1,758	104
* Toll Brothers Inc.	3,019	103
* Jarden Corp.	1,652	103
Gannett Co. Inc.	4,871	98
Dick's Sporting Goods Inc.	1,925	96
Hasbro Inc.	2,393	96
* Panera Bread Co. Class A	580	93
Best Buy Co. Inc.	5,584	92
Tupperware Brands Corp.	1,144	89
* Urban Outfitters Inc.	2,176	88
* Sally Beauty Holdings Inc.	3,167	88
Leggett & Platt Inc.	2,866	88
International Game Technology	5,461	87
* Charter Communications Inc. Class A	998	86
American Eagle Outfitters Inc.	4,007	83
Williams-Sonoma Inc.	1,808	82
* TripAdvisor Inc.	1,773	81
* Hanesbrands Inc.	1,995	79
* Under Armour Inc. Class A	1,588	78
Garmin Ltd.	2,229	77
Abercrombie & Fitch Co.	1,627	76
* Lamar Advertising Co. Class A	1,575	73
* Madison Square Garden Co. Class A	1,240	69
Service Corp. International	4,439	69
* Penn National Gaming Inc.	1,348	67
* AMC Networks Inc. Class A	1,168	67
Brunswick Corp.	1,826	67
Cinemark Holdings Inc.	2,349	65
* Goodyear Tire & Rubber Co.	5,003	65
GameStop Corp. Class A	2,546	64
* Visteon Corp.	1,073	63
Harman International Industries Inc.	1,441	61
Chico's FAS Inc.	3,429	58
GNC Holdings Inc. Class A	1,409	58
Cablevision Systems Corp. Class A	4,113	58
JC Penney Co. Inc.	3,263	57
Domino's Pizza Inc.	1,197	57
* Carter's Inc.	990	56

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Liberty Ventures Class A	769	56
Gentex Corp.	2,957	55
Dunkin' Brands Group Inc.	1,478	55
Six Flags Entertainment Corp.	812	54
Sotheby's	1,385	53
Brinker International Inc.	1,542	51
Dana Holding Corp.	3,020	51
* Tesla Motors Inc.	1,447	50
* Tempur-Pedic International Inc.	1,218	50
* Cabela's Inc.	954	48
Dillard's Inc. Class A	603	48
DSW Inc. Class A	674	46
* Fifth & Pacific Cos. Inc.	2,485	45
Pier 1 Imports Inc.	1,986	45
Pool Corp.	971	44
Rent-A-Center Inc.	1,215	44
* Tenneco Inc.	1,241	44
* Starz - Liberty Capital	2,306	43
Aaron's Inc.	1,555	42
* Ascena Retail Group Inc.	2,512	42
Wolverine World Wide Inc.	995	42
DeVry Inc.	1,367	41
* Big Lots Inc.	1,225	41
Vail Resorts Inc.	737	41
* Bally Technologies Inc.	839	40
HSN Inc.	730	39
Cheesecake Factory Inc.	1,119	39
* Hyatt Hotels Corp. Class A	935	38
* Life Time Fitness Inc.	877	37
* Lions Gate Entertainment Corp.	1,756	37
* Steven Madden Ltd.	817	36
Washington Post Co. Class B	90	36
Guess? Inc.	1,293	36
John Wiley & Sons Inc. Class A	974	36
* Iconix Brand Group Inc.	1,489	35
* Express Inc.	1,870	35
* Lumber Liquidators Holdings Inc.	583	34
* Sears Holdings Corp.	761	34
* Coinstar Inc.	666	34
Morningstar Inc.	497	34
Thor Industries Inc.	900	34
Wendy's Co.	5,925	34
Cooper Tire & Rubber Co.	1,324	33
* Shutterfly Inc.	768	33
* Apollo Group Inc. Class A	1,969	33
Ryland Group Inc.	929	33
Meredith Corp.	779	33
* AutoNation Inc.	747	33
* Vitamin Shoppe Inc.	613	32
Cracker Barrel Old Country Store Inc.	416	31
* Live Nation Entertainment Inc.	2,946	31
KB Home	1,647	31
* Buffalo Wild Wings Inc.	391	31
Men's Wearhouse Inc.	1,093	31
MDC Holdings Inc.	799	31
* Genesco Inc.	516	30
* WMS Industries Inc.	1,206	30
* Deckers Outdoor Corp.	747	30
* Jack in the Box Inc.	951	30
* ANN Inc.	1,062	30
* Hibbett Sports Inc.	558	29
Hillenbrand Inc.	1,182	29
* Crocs Inc.	1,911	29
* New York Times Co. Class A	2,981	29

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Group 1 Automotive Inc.	491	28
Regal Entertainment Group Class A	1,784	28
* Saks Inc.	2,407	27
Buckle Inc.	603	27
Penske Automotive Group Inc.	906	27
Arbitron Inc.	575	27
* Meritage Homes Corp.	659	27
Bob Evans Farms Inc.	632	26
* Jos A Bank Clothiers Inc.	615	26
* Pandora Media Inc.	2,058	25
Texas Roadhouse Inc. Class A	1,294	25
* Helen of Troy Ltd.	658	24
* Children's Place Retail Stores Inc.	532	24
* Marriott Vacations Worldwide Corp.	582	24
Monro Muffler Brake Inc.	641	24
Weight Watchers International Inc.	552	24
* DineEquity Inc.	338	24
* DreamWorks Animation SKG Inc. Class A	1,407	23
* Select Comfort Corp.	1,130	23
Valassis Communications Inc.	825	23
* Office Depot Inc.	5,585	22
OfficeMax Inc.	1,808	22
Sturm Ruger & Co. Inc.	380	21
* Aeropostale Inc.	1,589	21
Regis Corp.	1,138	20
* HomeAway Inc.	693	20
La-Z-Boy Inc.	1,109	20
Choice Hotels International Inc.	529	20
* Standard Pacific Corp.	2,407	20
* Orient-Express Hotels Ltd. Class A	1,890	20
* Asbury Automotive Group Inc.	576	19
* Ascent Capital Group Inc. Class A	283	19
* Grand Canyon Education Inc.	794	19
Sonic Automotive Inc. Class A	840	19
Jones Group Inc.	1,617	19
Lithia Motors Inc. Class A	454	19
Matthews International Corp. Class A	562	19
* Papa John's International Inc.	354	18
* SHFL Entertainment Inc.	1,160	18
Finish Line Inc. Class A	1,012	18
Churchill Downs Inc.	277	18
National CineMedia Inc.	1,186	18
Dorman Products Inc.	516	18
* American Axle & Manufacturing Holdings Inc.	1,418	18
International Speedway Corp. Class A	595	18
* Francesca's Holdings Corp.	686	17
Interval Leisure Group Inc.	835	17
Ameristar Casinos Inc.	661	17
* Quiksilver Inc.	2,768	17
* Skechers U.S.A. Inc. Class A	827	17
Belo Corp. Class A	1,991	17
* Krispy Kreme Doughnuts Inc.	1,287	17
Scholastic Corp.	561	17
* Pinnacle Entertainment Inc.	1,186	17
* BJ's Restaurants Inc.	522	16
* Steiner Leisure Ltd.	338	16
* AFC Enterprises Inc.	529	16
Sinclair Broadcast Group Inc. Class A	1,109	16
Stage Stores Inc.	628	15
Cato Corp. Class A	604	15
* American Public Education Inc.	396	15
Columbia Sportswear Co.	277	15
Drew Industries Inc.	422	15
True Religion Apparel Inc.	569	15

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Oxford Industries Inc.	312	15
Ethan Allen Interiors Inc.	536	15
Brown Shoe Co. Inc.	882	14
Stewart Enterprises Inc. Class A	1,703	14
* Smith & Wesson Holding Corp.	1,483	14
Movado Group Inc.	391	14
* G-III Apparel Group Ltd.	379	14
* Sonic Corp.	1,224	14
* Red Robin Gourmet Burgers Inc.	320	14
Allison Transmission Holdings Inc.	594	14
* Hovnanian Enterprises Inc. Class A	2,299	13
* Pep Boys-Manny Moe & Jack	1,207	13
* iRobot Corp.	603	13
Strayer Education Inc.	260	13
Core-Mark Holding Co. Inc.	266	13
CEC Entertainment Inc.	421	13
* Winnebago Industries Inc.	652	13
* Conn's Inc.	383	12
* K12 Inc.	588	12
American Greetings Corp. Class A	752	12
* Denny's Corp.	2,124	12
* Vera Bradley Inc.	475	12
Superior Industries International Inc.	522	11
Standard Motor Products Inc.	458	11
* Tumi Holdings Inc.	479	11
* Multimedia Games Holding Co. Inc.	604	11
Fred's Inc. Class A	820	11
* M/I Homes Inc.	481	11
* Maidenform Brands Inc.	554	11
Hot Topic Inc.	983	11
* Gentherm Inc.	688	11
* Five Below Inc.	266	11
* Ruby Tuesday Inc.	1,429	10
* Barnes & Noble Inc.	662	10
* Arctic Cat Inc.	286	10
Callaway Golf Co.	1,497	10
* Scientific Games Corp. Class A	1,080	10
* rue21 inc	354	10
* Zumiez Inc.	400	9
* Libbey Inc.	493	9
* Beazer Homes USA Inc.	579	9
Haverty Furniture Cos. Inc.	489	9
* Caesars Entertainment Corp.	679	8
* Biglari Holdings Inc.	22	8
Harte-Hanks Inc.	1,114	8
* EW Scripps Co. Class A	748	8
Fisher Communications Inc.	218	8
* LeapFrog Enterprises Inc.	928	8
* ITT Educational Services Inc.	557	8
* Blue Nile Inc.	225	8
* Capella Education Co.	224	7
* Modine Manufacturing Co.	846	7
* Tuesday Morning Corp.	780	7
* Fiesta Restaurant Group Inc.	303	7
* America's Car-Mart Inc.	142	7
* Boyd Gaming Corp.	1,025	7
* LIN TV Corp. Class A	590	7
MDC Partners Inc. Class A	448	6
* Sears Hometown and Outlet Stores Inc.	137	6
Carriage Services Inc. Class A	321	6
* Bloomin' Brands Inc.	336	6
* Ruth's Hospitality Group Inc.	632	6
* Bravo Brio Restaurant Group Inc.	374	6
* Cavco Industries Inc.	124	6

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Mattress Firm Holding Corp.	200	6
NACCO Industries Inc. Class A	95	6
Clear Channel Outdoor Holdings Inc. Class A	724	5
RadioShack Corp.	1,830	5
PetMed Express Inc.	422	5
* MarineMax Inc.	411	5
* Universal Electronics Inc.	272	5
Destination Maternity Corp.	229	5
Shoe Carnival Inc.	257	5
* Wet Seal Inc. Class A	1,638	5
* Carmike Cinemas Inc.	307	5
Big 5 Sporting Goods Corp.	307	5
JAKKS Pacific Inc.	386	5
CSS Industries Inc.	192	5
Stein Mart Inc.	541	5
Universal Technical Institute Inc.	385	4
World Wrestling Entertainment Inc. Class A	518	4
* Unifi Inc.	265	4
Saga Communications Inc. Class A	93	4
* Exide Technologies	1,467	4
Nutrisystem Inc.	474	4
* Destination XL Group Inc.	845	4
* LifeLock Inc.	327	4
Town Sports International Holdings Inc.	407	4
* Digital Generation Inc.	484	4
* Zagg Inc.	506	4
Marcus Corp.	303	4
* VOXX International Corp. Class A	367	4
* Entercom Communications Corp. Class A	483	4
* Journal Communications Inc. Class A	656	4
Perry Ellis International Inc.	221	4
* Jamba Inc.	1,279	4
* West Marine Inc.	275	3
* Groupon Inc.	756	3
* Stoneridge Inc.	530	3
* Fuel Systems Solutions Inc.	244	3
* Chuy's Holdings Inc.	118	3
* Restoration Hardware Holdings Inc.	87	3
* Rentrak Corp.	159	3
* Cumulus Media Inc. Class A	981	3
* Luby's Inc.	393	3
Spartan Motors Inc.	604	3
* Corinthian Colleges Inc.	1,500	3
* Shutterstock Inc.	94	3
Speedway Motorsports Inc.	188	3
* Central European Media Enterprises Ltd. Class A	580	3
* Global Sources Ltd.	381	3
* Bluegreen Corp.	300	3
* hhgregg Inc.	312	3
Weyco Group Inc.	124	3
* Federal-Mogul Corp.	347	3
* Kayak Software Corp.	70	3
* Overstock.com Inc.	239	3
* Black Diamond Inc.	345	3
* Steinway Musical Instruments Inc.	122	3
* McClatchy Co. Class A	1,048	3
* Citi Trends Inc.	264	3
* Bridgepoint Education Inc.	265	3
bebe stores inc	682	3
* Johnson Outdoors Inc. Class A	118	3
Mac-Gray Corp.	217	3
Bassett Furniture Industries Inc.	185	3
Bon-Ton Stores Inc.	249	3
* Vitacost.com Inc.	357	3

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* ReachLocal Inc.	210	3
* Career Education Corp.	798	3
Blyth Inc.	178	3
Culp Inc.	161	3
Hooker Furniture Corp.	168	3
* Kirkland's Inc.	212	2
Nexstar Broadcasting Group Inc. Class A	166	2
* Gordmans Stores Inc.	183	2
* TRI Pointe Homes Inc.	131	2
Systemax Inc.	239	2
* Del Frisco's Restaurant Group Inc.	132	2
Lincoln Educational Services Corp.	360	2
Winmark Corp.	35	2
* Nathan's Famous Inc.	59	2
Flexsteel Industries Inc.	92	2
* Isle of Capri Casinos Inc.	311	2
* Daily Journal Corp.	20	2
* Ignite Restaurant Group Inc.	143	2
* MTR Gaming Group Inc.	510	2
* K-Swiss Inc. Class A	412	2
* Tilly's Inc. Class A	144	2
Einstein Noah Restaurant Group Inc.	142	2
* Body Central Corp.	245	2
Outdoor Channel Holdings Inc.	251	2
* Skullcandy Inc.	307	2
* Red Lion Hotels Corp.	256	2
Entravision Communications Corp. Class A	901	2
* Reading International Inc. Class A	325	2
Salem Communications Corp. Class A	280	2
* Delta Apparel Inc.	107	2
Lifetime Brands Inc.	158	2
* New York & Co. Inc.	390	2
* Sealy Corp.	762	2
Cherokee Inc.	118	2
Collectors Universe	146	2
RG Barry Corp.	127	2
Frisch's Restaurants Inc.	82	2
* Morgans Hotel Group Co.	314	2
* 1-800-Flowers.com Inc. Class A	352	2
* Orbitz Worldwide Inc.	347	1
* Monarch Casino & Resort Inc.	143	1
* Premier Exhibitions Inc.	613	1
* Education Management Corp.	375	1
* Martha Stewart Living Omnimedia Class A	517	1
Marine Products Corp.	189	1
* Carrols Restaurant Group Inc.	238	1
* Crown Media Holdings Inc. Class A	648	1
* Tower International Inc.	101	1
* Geeknet Inc.	75	1
Shiloh Industries Inc.	106	1
National American University Holdings Inc.	274	1
* US Auto Parts Network Inc.	279	—
* CafePress Inc.	42	—
* Perfumania Holdings Inc.	46	—
Beasley Broadcasting Group Inc. Class A	40	—
Value Line Inc.	15	—
* Orchard Supply Hardware Stores Corp. Class A	11	—
		43,099
Consumer Staples (9.4%)
Procter & Gamble Co.	56,805	4,327
Philip Morris International Inc.	35,358	3,244
Coca-Cola Co.	80,535	3,118
Wal-Mart Stores Inc.	35,038	2,480
PepsiCo Inc.	32,423	2,457

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Altria Group Inc.	42,159	1,414
CVS Caremark Corp.	26,551	1,357
Colgate-Palmolive Co.	9,888	1,132
Mondelez International Inc. Class A	36,734	1,016
Costco Wholesale Corp.	8,977	909
Kimberly-Clark Corp.	8,125	766
Walgreen Co.	17,875	732
General Mills Inc.	13,412	620
Kraft Foods Group Inc.	12,245	594
HJ Heinz Co.	6,628	480
Archer-Daniels-Midland Co.	13,644	435
Sysco Corp.	12,137	390
Whole Foods Market Inc.	3,804	326
Kroger Co.	10,931	319
Mead Johnson Nutrition Co.	4,225	317
Lorillard Inc.	8,113	313
Estee Lauder Cos. Inc. Class A	4,768	306
Kellogg Co.	5,007	303
Reynolds American Inc.	6,821	298
ConAgra Foods Inc.	8,606	294
Hershey Co.	3,110	259
Clorox Co.	2,697	227
Bunge Ltd.	3,025	224
JM Smucker Co.	2,324	221
Coca-Cola Enterprises Inc.	5,787	207
Brown-Forman Corp. Class B	3,109	204
Beam Inc.	3,271	200
Dr Pepper Snapple Group Inc.	4,402	192
McCormick & Co. Inc.	2,758	186
Church & Dwight Co. Inc.	2,891	179
Avon Products Inc.	8,971	175
* Monster Beverage Corp.	3,010	152
Campbell Soup Co.	3,650	150
* Green Mountain Coffee Roasters Inc.	2,880	138
Tyson Foods Inc. Class A	6,065	138
* Constellation Brands Inc. Class A	3,086	137
Energizer Holdings Inc.	1,299	119
Safeway Inc.	4,984	119
Molson Coors Brewing Co. Class B	2,688	119
Ingredion Inc.	1,585	105
Hormel Foods Corp.	2,788	104
Herbalife Ltd.	2,208	89
Hillshire Brands Co.	2,427	79
Flowers Foods Inc.	2,293	65
* Smithfield Foods Inc.	2,836	63
* Dean Foods Co.	3,772	63
* United Natural Foods Inc.	1,012	51
Nu Skin Enterprises Inc. Class A	1,097	45
Casey's General Stores Inc.	779	44
* TreeHouse Foods Inc.	739	43
* Hain Celestial Group Inc.	754	41
* Darling International Inc.	2,405	40
Harris Teeter Supermarkets Inc.	914	39
B&G Foods Inc.	1,111	33
Lancaster Colony Corp.	396	29
Universal Corp.	504	28
PriceSmart Inc.	377	28
* Fresh Market Inc.	590	28
Spectrum Brands Holdings Inc.	502	27
* Prestige Brands Holdings Inc.	1,109	26
Sanderson Farms Inc.	505	26
* Boston Beer Co. Inc. Class A	162	25
Snyders-Lance Inc.	915	23
* Rite Aid Corp.	13,681	22

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Elizabeth Arden Inc.	523	20
J&J Snack Foods Corp.	292	20
* Post Holdings Inc.	522	20
Fresh Del Monte Produce Inc.	750	20
WD-40 Co.	338	18
Andersons Inc.	373	18
^ SUPERVALU Inc.	4,540	18
Vector Group Ltd.	1,114	18
Tootsie Roll Industries Inc.	531	15
Cal-Maine Foods Inc.	329	13
* Pilgrim's Pride Corp.	1,315	12
* Susser Holdings Corp.	250	11
* Boulder Brands Inc.	1,279	11
Weis Markets Inc.	251	10
Inter Parfums Inc.	391	10
* Dole Food Co. Inc.	837	9
Spartan Stores Inc.	534	9
Calavo Growers Inc.	305	9
* Alliance One International Inc.	2,224	8
* Medifast Inc.	348	8
* Chiquita Brands International Inc.	1,183	7
Village Super Market Inc. Class A	221	7
* WhiteWave Foods Co.	416	7
* Central Garden and Pet Co. Class A	709	6
* Harbinger Group Inc.	711	6
* Diamond Foods Inc.	386	6
* USANA Health Sciences Inc.	119	5
Coca-Cola Bottling Co. Consolidated	80	5
* Pantry Inc.	401	5
Ingles Markets Inc. Class A	218	5
Nash Finch Co.	228	4
* Revlon Inc. Class A	193	4
* Star Scientific Inc.	2,372	4
* Annie's Inc.	99	4
* Seneca Foods Corp. Class A	134	4
* Omega Protein Corp.	397	3
* Chefs' Warehouse Inc.	172	3
Limoneira Co.	149	3
Nutraceutical International Corp.	177	3
Nature's Sunshine Products Inc.	196	3
National Beverage Corp.	203	3
* Natural Grocers by Vitamin Cottage Inc.	130	3
Roundy's Inc.	454	3
John B Sanfilippo & Son Inc.	130	2
Oil-Dri Corp. of America	82	2
Orchids Paper Products Co.	101	2
Female Health Co.	302	2
Alico Inc.	50	2
* Inventure Foods Inc.	284	2
Arden Group Inc.	18	2
Lifeway Foods Inc.	139	2
* Farmer Bros Co.	122	2
Griffin Land & Nurseries Inc.	43	1
* Craft Brew Alliance Inc.	187	1
* Synutra International Inc.	250	1
* Central European Distribution Corp.	1,052	1
		32,861
Energy (10.0%)
Exxon Mobil Corp.	96,942	8,681
Chevron Corp.	40,896	4,791
Schlumberger Ltd.	27,646	2,152
ConocoPhillips	26,200	1,518
Occidental Petroleum Corp.	16,804	1,383
Anadarko Petroleum Corp.	10,351	824

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Phillips 66	12,955	816
Halliburton Co.	19,124	794
EOG Resources Inc.	5,586	702
National Oilwell Varco Inc.	8,831	602
Apache Corp.	8,098	601
Marathon Petroleum Corp.	7,060	585
Valero Energy Corp.	11,455	522
Marathon Oil Corp.	14,614	490
Williams Cos. Inc.	13,966	485
Devon Energy Corp.	8,379	455
Hess Corp.	6,307	419
Noble Energy Inc.	3,684	408
Baker Hughes Inc.	9,085	407
Spectra Energy Corp.	13,524	393
Kinder Morgan Inc.	10,123	375
Pioneer Natural Resources Co.	2,772	349
* Cameron International Corp.	5,103	325
Chesapeake Energy Corp.	13,723	277
Cabot Oil & Gas Corp.	4,348	269
Range Resources Corp.	3,361	258
* FMC Technologies Inc.	4,954	257
* Southwestern Energy Co.	7,234	248
Murphy Oil Corp.	4,023	245
HollyFrontier Corp.	4,285	241
* Concho Resources Inc.	2,159	194
EQT Corp.	2,741	173
Tesoro Corp.	2,924	164
CONSOL Energy Inc.	4,740	152
* Denbury Resources Inc.	8,145	148
Oceaneering International Inc.	2,262	144
Helmerich & Payne Inc.	2,006	133
Peabody Energy Corp.	5,689	123
* Plains Exploration & Production Co.	2,699	122
Cimarex Energy Co.	1,798	121
* Whiting Petroleum Corp.	2,465	120
QEP Resources Inc.	3,748	114
* Nabors Industries Ltd.	6,103	102
Diamond Offshore Drilling Inc.	1,447	101
* Dresser-Rand Group Inc.	1,569	97
* Cheniere Energy Inc.	4,445	95
* Cobalt International Energy Inc.	3,815	94
* Rowan Cos. plc Class A	2,539	88
* Oil States International Inc.	1,120	85
* Superior Energy Services Inc.	3,221	85
* Continental Resources Inc.	863	76
SM Energy Co.	1,312	76
Patterson-UTI Energy Inc.	3,192	74
Energen Corp.	1,475	68
* Dril-Quip Inc.	822	68
* Gulfport Energy Corp.	1,580	65
* Newfield Exploration Co.	2,756	64
* McDermott International Inc.	4,816	61
* Oasis Petroleum Inc.	1,634	60
* Atwood Oceanics Inc.	1,166	60
* WPX Energy Inc.	4,063	58
* SandRidge Energy Inc.	10,006	57
World Fuel Services Corp.	1,470	56
* Ultra Petroleum Corp.	3,157	54
* Rosetta Resources Inc.	1,097	53
* Helix Energy Solutions Group Inc.	2,160	51
Tidewater Inc.	1,048	50
Berry Petroleum Co. Class A	1,075	49
Energy XXI Bermuda Ltd.	1,644	49
* Kodiak Oil & Gas Corp.	5,388	48

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Unit Corp.	993	45
Lufkin Industries Inc.	687	45
Bristow Group Inc.	732	43
Western Refining Inc.	1,180	42
* SemGroup Corp. Class A	865	40
CARBO Ceramics Inc.	418	38
Targa Resources Corp.	607	37
* Alpha Natural Resources Inc.	4,504	36
* McMoRan Exploration Co.	2,152	35
Golar LNG Ltd.	907	34
* Exterran Holdings Inc.	1,349	34
* Hornbeck Offshore Services Inc.	750	32
SEACOR Holdings Inc.	444	31
* PDC Energy Inc.	655	31
* Key Energy Services Inc.	3,274	28
Teekay Corp.	786	27
* Geospace Technologies Corp.	277	27
Arch Coal Inc.	4,626	24
* Cloud Peak Energy Inc.	1,266	22
* C&J Energy Services Inc.	874	21
* Hercules Offshore Inc.	3,108	21
RPC Inc.	1,273	21
* Stone Energy Corp.	971	20
CVR Energy Inc.	350	20
Gulfmark Offshore Inc.	533	19
* Carrizo Oil & Gas Inc.	799	19
* ION Geophysical Corp.	2,746	18
* Bill Barrett Corp.	975	18
* Approach Resources Inc.	711	18
* Clean Energy Fuels Corp.	1,396	18
Ship Finance International Ltd.	1,033	17
* Newpark Resources Inc.	1,946	17
* Northern Oil and Gas Inc.	1,246	17
* Halcon Resources Corp.	2,375	17
EXCO Resources Inc.	2,525	17
* TETRA Technologies Inc.	1,711	16
* EPL Oil & Gas Inc.	613	16
* Kosmos Energy Ltd.	1,417	15
* Comstock Resources Inc.	1,087	15
* Scorpio Tankers Inc.	1,730	15
* Forest Oil Corp.	2,520	15
Crosstex Energy Inc.	838	14
Rentech Inc.	5,090	14
* Forum Energy Technologies Inc.	512	14
* Rex Energy Corp.	998	13
Delek US Holdings Inc.	357	13
* Magnum Hunter Resources Corp.	3,403	13
* Swift Energy Co.	956	13
* Pioneer Energy Services Corp.	1,409	12
* Resolute Energy Corp.	1,185	12
W&T Offshore Inc.	792	12
* Parker Drilling Co.	2,451	12
Contango Oil & Gas Co.	300	12
* Heckmann Corp.	3,228	11
* Vaalco Energy Inc.	1,329	11
* Basic Energy Services Inc.	734	11
* PHI Inc.	315	10
^ Nordic American Tankers Ltd.	961	9
* Laredo Petroleum Holdings Inc.	501	9
* Era Group Inc.	402	8
* Solazyme Inc.	847	7
* Matrix Service Co.	454	7
* Bonanza Creek Energy Inc.	206	7
* Tesco Corp.	544	7

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Synergy Resources Corp.	1,036	7
* BPZ Resources Inc.	2,701	7
* Goodrich Petroleum Corp.	497	6
GasLog Ltd.	488	6
Gulf Island Fabrication Inc.	260	6
* Diamondback Energy Inc.	260	6
* Vantage Drilling Co.	3,431	6
* Willbros Group Inc.	807	5
* Harvest Natural Resources Inc.	972	5
* Triangle Petroleum Corp.	810	5
* Green Plains Renewable Energy Inc.	468	4
* RigNet Inc.	221	4
* Callon Petroleum Co.	786	4
* Dawson Geophysical Co.	133	4
* Sanchez Energy Corp.	214	4
Alon USA Energy Inc.	202	4
* Clayton Williams Energy Inc.	96	4
* Natural Gas Services Group Inc.	217	4
* Quicksilver Resources Inc.	2,027	4
Penn Virginia Corp.	912	4
* Evolution Petroleum Corp.	337	3
* FX Energy Inc.	978	3
* PetroQuest Energy Inc.	892	3
* Warren Resources Inc.	1,288	3
Panhandle Oil and Gas Inc. Class A	120	3
* Cal Dive International Inc.	1,770	3
Teekay Tankers Ltd. Class A	1,266	3
* Mitcham Industries Inc.	203	3
* Uranium Energy Corp.	1,304	3
* KiOR Inc.	539	3
* Midstates Petroleum Co. Inc.	393	3
* Abraxas Petroleum Corp.	1,394	3
Knightsbridge Tankers Ltd.	399	3
* Miller Energy Resources Inc.	652	3
* REX American Resources Corp.	110	3
TGC Industries Inc.	264	3
Apco Oil and Gas International Inc.	189	3
* Westmoreland Coal Co.	235	2
* Matador Resources Co.	296	2
Bolt Technology Corp.	145	2
* Endeavour International Corp.	830	2
* Amyris Inc.	702	2
Adams Resources & Energy Inc.	51	2
* Frontline Ltd.	819	2
* Renewable Energy Group Inc.	208	2
* Isramco Inc.	15	1
* Emerald Oil Inc.	211	1
* Crimson Exploration Inc.	413	1
* Uranerz Energy Corp.	986	1
* Saratoga Resources Inc.	367	1
* ZaZa Energy Corp.	656	1
Hallador Energy Co.	121	1
* Gastar Exploration Ltd.	814	1
* Gevo Inc.	441	1
* Global Geophysical Services Inc.	268	1
* Forbes Energy Services Ltd.	133	—
* Ceres Inc.	37	—
		34,992
Financials (17.0%)
JPMorgan Chase & Co.	78,916	3,861
* Berkshire Hathaway Inc. Class B	36,919	3,772
Wells Fargo & Co.	101,570	3,563
Citigroup Inc.	60,787	2,551

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Bank of America Corp.	223,411	2,509
Goldman Sachs Group Inc.	10,191	1,526
US Bancorp	39,245	1,334
American Express Co.	20,746	1,289
Simon Property Group Inc.	6,282	998
Morgan Stanley	31,921	720
PNC Financial Services Group Inc.	10,956	684
Bank of New York Mellon Corp.	24,712	671
Travelers Cos. Inc.	8,061	648
American Tower Corporation	8,176	634
BlackRock Inc.	2,639	633
MetLife Inc.	17,625	625
Capital One Financial Corp.	12,024	614
ACE Ltd.	7,018	599
State Street Corp.	10,123	573
Prudential Financial Inc.	9,679	538
* American International Group Inc.	13,358	508
Aflac Inc.	9,689	484
Chubb Corp.	5,593	470
Allstate Corp.	10,163	468
HCP Inc.	9,367	458
Public Storage	2,957	447
BB&T Corp.	14,475	439
Ventas Inc.	5,989	424
Marsh & McLennan Cos. Inc.	11,318	420
Aon plc	6,763	413
CME Group Inc.	6,885	412
Franklin Resources Inc.	2,885	407
Discover Financial Services	10,308	397
T. Rowe Price Group Inc.	5,286	376
Prologis Inc.	9,539	371
Equity Residential	6,724	370
Charles Schwab Corp.	22,261	362
Health Care REIT Inc.	5,367	344
Weyerhaeuser Co.	11,136	328
Boston Properties Inc.	3,104	322
Annaly Capital Management Inc.	20,193	313
Vornado Realty Trust	3,847	309
Progressive Corp.	12,663	308
SunTrust Banks Inc.	11,150	308
Fifth Third Bancorp	19,063	302
AvalonBay Communities Inc.	2,370	296
Ameriprise Financial Inc.	4,297	295
Loews Corp.	6,463	279
McGraw-Hill Cos. Inc.	5,795	270
M&T Bank Corp.	2,623	268
Invesco Ltd.	9,287	249
Host Hotels & Resorts Inc.	14,900	248
Northern Trust Corp.	4,467	238
* IntercontinentalExchange Inc.	1,508	233
American Capital Agency Corp.	7,078	225
Regions Financial Corp.	29,264	224
Hartford Financial Services Group Inc.	9,136	216
General Growth Properties Inc.	10,947	210
Principal Financial Group Inc.	6,231	197
NYSE Euronext	5,274	197
Moody's Corp.	4,076	196
KeyCorp	19,803	186
XL Group plc Class A	6,480	186
Kimco Realty Corp.	8,459	184
SLM Corp.	9,584	182
Lincoln National Corp.	5,934	175
* CIT Group Inc.	4,177	175
Realty Income Corp.	3,727	170

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Digital Realty Trust Inc.	2,536	170
Macerich Co.	2,759	166
* CBRE Group Inc. Class A	6,829	165
Plum Creek Timber Co. Inc.	3,365	163
* Affiliated Managers Group Inc.	1,071	157
SL Green Realty Corp.	1,870	153
Rayonier Inc.	2,559	143
Federal Realty Investment Trust	1,335	142
Comerica Inc.	4,106	141
* Arch Capital Group Ltd.	2,833	139
Everest Re Group Ltd.	1,104	138
Cincinnati Financial Corp.	3,053	137
Unum Group	5,593	137
* Alleghany Corp.	356	135
Huntington Bancshares Inc.	18,096	127
New York Community Bancorp Inc.	9,199	124
UDR Inc.	5,181	124
Camden Property Trust	1,752	121
Fidelity National Financial Inc. Class A	4,670	116
Torchmark Corp.	2,067	116
PartnerRe Ltd.	1,270	113
Leucadia National Corp.	4,145	111
Essex Property Trust Inc.	740	110
Duke Realty Corp.	6,753	109
Raymond James Financial Inc.	2,391	105
Senior Housing Properties Trust	3,899	98
American Campus Communities Inc.	2,144	97
Regency Centers Corp.	1,865	97
* Markel Corp.	198	96
WR Berkley Corp.	2,300	95
Ares Capital Corp.	5,142	95
Arthur J Gallagher & Co.	2,458	95
Hudson City Bancorp Inc.	10,949	93
Taubman Centers Inc.	1,202	92
Zions Bancorporation	3,819	92
Eaton Vance Corp.	2,395	91
TD Ameritrade Holding Corp.	4,809	91
Alexandria Real Estate Equities Inc.	1,270	90
* American Capital Ltd.	6,455	90
People's United Financial Inc.	6,868	90
Apartment Investment & Management Co. Class A	2,934	87
Reinsurance Group of America Inc. Class A	1,507	87
* Ocwen Financial Corp.	2,198	87
Jones Lang LaSalle Inc.	895	86
Axis Capital Holdings Ltd.	2,115	86
RenaissanceRe Holdings Ltd.	985	86
* Genworth Financial Inc. Class A	10,048	86
Extra Space Storage Inc.	2,255	84
Lazard Ltd. Class A	2,338	84
DDR Corp.	4,856	84
HCC Insurance Holdings Inc.	2,069	83
* MSCI Inc. Class A	2,485	82
Liberty Property Trust	2,118	82
Kilroy Realty Corp.	1,527	81
SEI Investments Co.	2,807	79
Two Harbors Investment Corp.	6,039	78
Corrections Corp. of America	2,044	78
Starwood Property Trust Inc.	2,766	77
Legg Mason Inc.	2,693	77
BRE Properties Inc.	1,568	76
First Republic Bank	2,086	76
Weingarten Realty Investors	2,478	76
NASDAQ OMX Group Inc.	2,382	75
National Retail Properties Inc.	2,188	75

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Validus Holdings Ltd.	2,113	75
BioMed Realty Trust Inc.	3,507	74
* Signature Bank	994	74
East West Bancorp Inc.	2,956	73
Waddell & Reed Financial Inc. Class A	1,766	72
Brown & Brown Inc.	2,391	72
American Financial Group Inc.	1,627	72
Douglas Emmett Inc.	2,855	70
Assurant Inc.	1,658	70
Piedmont Office Realty Trust Inc. Class A	3,532	69
CBL & Associates Properties Inc.	3,038	69
White Mountains Insurance Group Ltd.	122	69
Hospitality Properties Trust	2,526	67
Tanger Factory Outlet Centers	1,894	67
Cullen/Frost Bankers Inc.	1,090	66
Assured Guaranty Ltd.	3,504	65
Home Properties Inc.	1,048	65
Allied World Assurance Co. Holdings AG	744	65
MFA Financial Inc.	7,298	65
CBOE Holdings Inc.	1,788	64
Omega Healthcare Investors Inc.	2,291	64
Old Republic International Corp.	5,305	64
Jefferies Group Inc.	2,893	63
Chimera Investment Corp.	21,001	63
* E*TRADE Financial Corp.	5,841	63
Equity Lifestyle Properties Inc.	845	62
Commerce Bancshares Inc.	1,612	61
* SVB Financial Group	904	61
ProAssurance Corp.	1,260	59
First Niagara Financial Group Inc.	7,210	59
Highwoods Properties Inc.	1,610	59
* Popular Inc.	2,102	59
Mid-America Apartment Communities Inc.	844	59
Invesco Mortgage Capital Inc.	2,735	57
First Horizon National Corp.	5,225	56
Alterra Capital Holdings Ltd.	1,778	54
City National Corp.	954	54
Hatteras Financial Corp.	2,026	54
First American Financial Corp.	2,200	53
Post Properties Inc.	1,118	53
Protective Life Corp.	1,657	53
Aspen Insurance Holdings Ltd.	1,463	52
ARMOUR Residential REIT Inc.	7,755	52
Associated Banc-Corp	3,556	51
Mack-Cali Realty Corp.	1,796	51
Geo Group Inc.	1,454	50
* Forest City Enterprises Inc. Class A	3,122	50
LaSalle Hotel Properties	1,952	50
Healthcare Realty Trust Inc.	1,783	47
Hancock Holding Co.	1,560	47
EPR Properties	958	47
RLJ Lodging Trust	2,182	47
Fulton Financial Corp.	4,105	47
Prospect Capital Corp.	4,154	46
TCF Financial Corp.	3,316	46
Bank of Hawaii Corp.	931	45
* Realogy Holdings Corp.	1,004	45
CNO Financial Group Inc.	4,112	45
CommonWealth REIT	1,775	45
Prosperity Bancshares Inc.	971	45
Susquehanna Bancshares Inc.	3,841	45
* Stifel Financial Corp.	1,269	44
Federated Investors Inc. Class B	1,877	44
* Howard Hughes Corp.	561	43

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Corporate Office Properties Trust	1,652	43
CYS Investments Inc.	3,577	42
* Portfolio Recovery Associates Inc.	354	41
DCT Industrial Trust Inc.	5,656	41
Synovus Financial Corp.	16,081	41
Medical Properties Trust Inc.	2,803	41
Brandywine Realty Trust	2,956	41
Valley National Bancorp	4,033	40
CapitalSource Inc.	4,436	40
Hanover Insurance Group Inc.	931	40
Endurance Specialty Holdings Ltd.	895	39
Erie Indemnity Co. Class A	534	39
Colonial Properties Trust	1,801	39
Washington Federal Inc.	2,201	39
* Sunstone Hotel Investors Inc.	3,360	38
Washington REIT	1,370	38
Capitol Federal Financial Inc.	3,170	37
CubeSmart	2,540	37
Greenhill & Co. Inc.	609	37
Potlatch Corp.	840	37
StanCorp Financial Group Inc.	928	37
Apollo Investment Corp.	4,238	37
Platinum Underwriters Holdings Ltd.	695	37
Sovran Self Storage Inc.	596	36
Janus Capital Group Inc.	3,912	36
NorthStar Realty Finance Corp.	4,014	36
* Texas Capital Bancshares Inc.	839	35
DiamondRock Hospitality Co.	3,928	35
FirstMerit Corp.	2,312	35
* Walter Investment Management Corp.	758	35
EastGroup Properties Inc.	606	34
Webster Financial Corp.	1,531	34
LPL Financial Holdings Inc.	1,067	34
FNB Corp.	2,953	34
Glimcher Realty Trust	2,978	34
Redwood Trust Inc.	1,650	33
Kemper Corp.	1,051	33
National Health Investors Inc.	510	33
Cathay General Bancorp	1,684	33
* First Industrial Realty Trust Inc.	2,054	33
BOK Financial Corp.	540	32
* Financial Engines Inc.	978	32
UMB Financial Corp.	701	32
Iberiabank Corp.	635	32
Trustmark Corp.	1,392	32
Lexington Realty Trust	2,781	32
Cash America International Inc.	629	32
RLI Corp.	461	32
* Alexander & Baldwin Inc.	899	32
* First Cash Financial Services Inc.	597	32
Ryman Hospitality Properties	703	31
American Capital Mortgage Investment Corp.	1,223	31
Pebblebrook Hotel Trust	1,308	31
* St. Joe Co.	1,401	31
PennyMac Mortgage Investment Trust	1,220	31
DuPont Fabros Technology Inc.	1,329	31
BancorpSouth Inc.	1,997	31
MarketAxess Holdings Inc.	779	30
First Financial Bankshares Inc.	675	30
Sun Communities Inc.	642	30
Umpqua Holdings Corp.	2,359	30
Colony Financial Inc.	1,334	30
Primerica Inc.	935	29
* MBIA Inc.	3,039	29

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
PS Business Parks Inc.	397	29
Acadia Realty Trust	1,089	29
Old National Bancorp	2,160	29
* Strategic Hotels & Resorts Inc.	3,902	28
MB Financial Inc.	1,195	28
Wintrust Financial Corp.	773	28
United Bankshares Inc.	1,083	28
Equity One Inc.	1,191	28
Glacier Bancorp Inc.	1,584	28
Capstead Mortgage Corp.	2,160	27
Montpelier Re Holdings Ltd.	1,093	27
Education Realty Trust Inc.	2,466	27
Westamerica Bancorporation	606	27
Northwest Bancshares Inc.	2,130	27
National Penn Bancshares Inc.	2,706	27
Retail Properties of America Inc.	1,764	26
* PHH Corp.	1,220	26
Selective Insurance Group Inc.	1,137	25
Home Loan Servicing Solutions Ltd.	1,111	25
Fifth Street Finance Corp.	2,325	25
Radian Group Inc.	2,784	25
PrivateBancorp Inc.	1,359	24
LTC Properties Inc.	631	24
Evercore Partners Inc. Class A	583	24
Community Bank System Inc.	818	24
Bank of the Ozarks Inc.	606	23
Government Properties Income Trust	845	22
* Enstar Group Ltd.	174	22
Solar Capital Ltd.	888	22
Chesapeake Lodging Trust	1,007	22
* Virtus Investment Partners Inc.	127	21
International Bancshares Corp.	1,043	21
Franklin Street Properties Corp.	1,511	21
BankUnited Inc.	726	21
Mercury General Corp.	526	20
Sabra Health Care REIT Inc.	772	20
Argo Group International Holdings Ltd.	536	20
* Western Alliance Bancorp	1,520	20
Hudson Pacific Properties Inc.	893	20
Symetra Financial Corp.	1,522	20
Main Street Capital Corp.	625	20
Pennsylvania REIT	1,098	20
American Assets Trust Inc.	653	20
* Ezcorp Inc. Class A	935	19
Hersha Hospitality Trust Class A	3,413	19
BBCN Bancorp Inc.	1,542	19
Cousins Properties Inc.	1,959	19
First Financial Bancorp	1,228	19
Amtrust Financial Services Inc.	564	19
First Midwest Bancorp Inc.	1,487	19
First Citizens BancShares Inc.Class A	103	18
CVB Financial Corp.	1,742	18
* Credit Acceptance Corp.	167	18
Associated Estates Realty Corp.	1,055	18
Astoria Financial Corp.	1,847	18
Provident Financial Services Inc.	1,204	18
* iStar Financial Inc.	1,802	18
CreXus Investment Corp.	1,349	18
* TFS Financial Corp.	1,703	18
Triangle Capital Corp.	590	18
Anworth Mortgage Asset Corp.	2,920	18
CNA Financial Corp.	564	18
American Equity Investment Life Holding Co.	1,280	18
* World Acceptance Corp.	225	18

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
PacWest Bancorp	645	18
* Citizens Republic Bancorp Inc.	855	18
* National Financial Partners Corp.	884	17
Investors Real Estate Trust	1,822	17
Horace Mann Educators Corp.	842	17
Nelnet Inc. Class A	518	17
Columbia Banking System Inc.	849	17
Investors Bancorp Inc.	947	17
BlackRock Kelso Capital Corp.	1,588	17
PennantPark Investment Corp.	1,429	17
* DFC Global Corp.	884	17
First Commonwealth Financial Corp.	2,271	17
* Pinnacle Financial Partners Inc.	753	16
SCBT Financial Corp.	343	16
Park National Corp.	247	16
* Nationstar Mortgage Holdings Inc.	421	16
Home BancShares Inc.	479	16
Inland Real Estate Corp.	1,677	16
First Potomac Realty Trust	1,130	16
Ramco-Gershenson Properties Trust	1,008	16
ViewPoint Financial Group Inc.	749	16
Kennedy-Wilson Holdings Inc.	967	16
Boston Private Financial Holdings Inc.	1,702	16
Oriental Financial Group Inc.	1,012	15
Resource Capital Corp.	2,244	15
Independent Bank Corp.	480	15
Universal Health Realty Income Trust	266	15
Banco Latinoamericano de Comercio Exterior SA	626	15
Coresite Realty Corp.	467	15
NBT Bancorp Inc.	734	15
STAG Industrial Inc.	707	15
Chemical Financial Corp.	611	15
* Knight Capital Group Inc. Class A	4,040	15
* Greenlight Capital Re Ltd. Class A	622	15
Hercules Technology Growth Capital Inc.	1,187	15
Oritani Financial Corp.	1,009	15
Employers Holdings Inc.	704	15
Infinity Property & Casualty Corp.	262	15
Alexander's Inc.	45	15
Retail Opportunity Investments Corp.	1,130	15
Tower Group Inc.	773	14
* Encore Capital Group Inc.	487	14
Brookline Bancorp Inc.	1,579	14
Spirit Realty Capital Inc.	694	14
AG Mortgage Investment Trust Inc.	527	14
Dynex Capital Inc.	1,271	14
Berkshire Hills Bancorp Inc.	564	14
WesBanco Inc.	582	14
Safety Insurance Group Inc.	289	14
Interactive Brokers Group Inc.	909	13
Ashford Hospitality Trust Inc.	1,130	13
Sterling Financial Corp.	620	13
Banner Corp.	440	13
* Navigators Group Inc.	232	13
* FelCor Lodging Trust Inc.	2,587	13
Cohen & Steers Inc.	391	13
HFF Inc. Class A	701	13
* Forestar Group Inc.	735	13
* Piper Jaffray Cos.	329	13
* MGIC Investment Corp.	4,213	13
Excel Trust Inc.	991	12
Renasant Corp.	566	12
American National Insurance Co.	154	12
* AMERISAFE Inc.	377	12

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Hanmi Financial Corp.	709	12
City Holding Co.	317	12
* WisdomTree Investments Inc.	1,320	12
* Hilltop Holdings Inc.	925	12
Apollo Residential Mortgage Inc.	527	12
Urstadt Biddle Properties Inc. Class A	549	12
Getty Realty Corp.	578	11
S&T Bancorp Inc.	634	11
United Fire Group Inc.	457	11
* ICG Group Inc.	862	11
Maiden Holdings Ltd.	1,107	11
* PICO Holdings Inc.	517	11
Campus Crest Communities Inc.	872	11
Flushing Financial Corp.	691	11
Duff & Phelps Corp. Class A	699	11
* Investment Technology Group Inc.	896	11
TrustCo Bank Corp. NY	2,082	11
Community Trust Bancorp Inc.	314	11
Sandy Spring Bancorp Inc.	544	11
Kite Realty Group Trust	1,598	11
Cardinal Financial Corp.	661	11
Tompkins Financial Corp.	253	10
State Bank Financial Corp.	658	10
Epoch Holding Corp.	373	10
Monmouth Real Estate Investment Corp. Class A	932	10
West Coast Bancorp	441	10
Dime Community Bancshares Inc.	728	10
* United Community Banks Inc.	951	10
Summit Hotel Properties Inc.	1,055	10
First Merchants Corp.	678	10
Simmons First National Corp. Class A	400	10
TICC Capital Corp.	962	10
BGC Partners Inc. Class A	2,300	10
* Eagle Bancorp Inc.	451	10
Apollo Commercial Real Estate Finance Inc.	566	10
Western Asset Mortgage Capital Corp.	450	10
Lakeland Financial Corp.	390	10
CapLease Inc.	1,607	10
RAIT Financial Trust	1,319	10
Stewart Information Services Corp.	406	9
TowneBank	641	9
* Netspend Holdings Inc.	588	9
* First BanCorp	1,690	9
* Bancorp Inc.	715	9
Union First Market Bankshares Corp.	494	9
National Western Life Insurance Co. Class A	55	9
StellarOne Corp.	582	9
Rockville Financial Inc.	692	9
* BofI Holding Inc.	264	9
WSFS Financial Corp.	186	9
* NewStar Financial Inc.	652	9
Rouse Properties Inc.	531	9
FBL Financial Group Inc. Class A	241	9
1st Source Corp.	371	9
Capital Southwest Corp.	75	9
* Wilshire Bancorp Inc.	1,475	9
Cedar Realty Trust Inc.	1,502	9
First Financial Corp.	280	9
Agree Realty Corp.	305	9
EverBank Financial Corp.	564	9
* Central Pacific Financial Corp.	541	8
Saul Centers Inc.	190	8
Federal Agricultural Mortgage Corp.	246	8
MCG Capital Corp.	1,825	8

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
United Financial Bancorp Inc.	544	8
Sterling Bancorp	791	8
* Safeguard Scientifics Inc.	531	8
MVC Capital Inc.	622	8
Washington Trust Bancorp Inc.	299	8
FXCM Inc. Class A	599	8
OneBeacon Insurance Group Ltd. Class A	589	8
Medley Capital Corp.	514	8
Winthrop Realty Trust	605	8
CoBiz Financial Inc.	907	8
* Citizens Inc.	807	7
Golub Capital BDC Inc.	442	7
GAMCO Investors Inc.	134	7
Terreno Realty Corp.	398	7
Bryn Mawr Bank Corp.	307	7
* eHealth Inc.	447	7
Chatham Lodging Trust	416	7
First Financial Holdings Inc.	343	7
* Tejon Ranch Co.	233	7
Meadowbrook Insurance Group Inc.	955	7
Southside Bancshares Inc.	308	7
* Virginia Commerce Bancorp Inc.	485	7
* Beneficial Mutual Bancorp Inc.	681	7
Parkway Properties Inc.	373	6
Provident New York Bancorp	692	6
New York Mortgage Trust Inc.	878	6
New Mountain Finance Corp.	401	6
First Busey Corp.	1,340	6
* Ameris Bancorp	432	6
Lakeland Bancorp Inc.	614	6
Heartland Financial USA Inc.	250	6
* HomeTrust Bancshares Inc.	380	6
Solar Senior Capital Ltd.	307	6
* Green Dot Corp. Class A	407	6
Select Income REIT	204	6
First Interstate Bancsystem Inc.	308	6
Bank Mutual Corp.	961	5
Arlington Asset Investment Corp. Class A	213	5
KCAP Financial Inc.	526	5
First Connecticut Bancorp Inc.	371	5
Centerstate Banks Inc.	624	5
* Park Sterling Corp.	924	5
* OmniAmerican Bancorp Inc.	200	5
MainSource Financial Group Inc.	365	5
Financial Institutions Inc.	256	5
German American Bancorp Inc.	233	5
Westwood Holdings Group Inc.	122	5
Trico Bancshares	293	5
Territorial Bancorp Inc.	212	5
State Auto Financial Corp.	292	5
Univest Corp. of Pennsylvania	295	5
First Community Bancshares Inc.	312	5
Bancfirst Corp.	120	5
Camden National Corp.	141	5
Enterprise Financial Services Corp.	335	5
SY Bancorp Inc.	206	5
Great Southern Bancorp Inc.	191	5
* INTL. FCStone Inc.	256	5
Arrow Financial Corp.	187	5
Medallion Financial Corp.	345	4
* Cowen Group Inc. Class A	1,705	4
* Southwest Bancorp Inc.	337	4
* Taylor Capital Group Inc.	263	4
* Walker & Dunlop Inc.	205	4

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
THL Credit Inc.	278	4
Hudson Valley Holding Corp.	281	4
Fidus Investment Corp.	234	4
* American Safety Insurance Holdings Ltd.	181	4
First of Long Island Corp.	144	4
* Metro Bancorp Inc.	247	4
One Liberty Properties Inc.	184	4
Diamond Hill Investment Group Inc.	53	4
First Bancorp	298	4
Whitestone REIT	268	4
* HomeStreet Inc.	158	4
Northfield Bancorp Inc.	342	4
National Interstate Corp.	116	4
* Global Indemnity plc	166	4
National Bankshares Inc.	113	4
GFI Group Inc.	1,086	4
Franklin Financial Corp.	213	4
Westfield Financial Inc.	480	4
Citizens & Northern Corp.	191	4
First Defiance Financial Corp.	165	4
Alliance Financial Corp.	82	4
Peoples Bancorp Inc.	165	4
Gladstone Commercial Corp.	187	4
Fox Chase Bancorp Inc.	212	4
Gladstone Capital Corp.	389	4
Calamos Asset Management Inc. Class A	314	4
Manning & Napier Inc.	233	3
West Bancorporation Inc.	308	3
Bank of Marin Bancorp	90	3
Republic Bancorp Inc. Class A	156	3
Heritage Financial Corp.	243	3
* SWS Group Inc.	525	3
OceanFirst Financial Corp.	241	3
Oppenheimer Holdings Inc. Class A	177	3
* Seacoast Banking Corp. of Florida	1,610	3
Pacific Continental Corp.	312	3
Washington Banking Co.	240	3
Home Federal Bancorp Inc.	285	3
CNB Financial Corp.	194	3
Crawford & Co. Class B	395	3
Sierra Bancorp	256	3
Baldwin & Lyons Inc.	139	3
Marlin Business Services Corp.	170	3
* Capital Bank Financial Corp.	174	3
Kansas City Life Insurance Co.	85	3
Penns Woods Bancorp Inc.	78	3
Homeowners Choice Inc.	155	3
First Bancorp Inc.	178	3
Center Bancorp Inc.	247	3
1st United Bancorp Inc.	503	3
Merchants Bancshares Inc.	106	3
BankFinancial Corp.	382	3
* FBR & Co.	172	3
NGP Capital Resources Co.	429	3
Kearny Financial Corp.	299	3
Ames National Corp.	144	3
Bank of Kentucky Financial Corp.	111	3
* Zillow Inc. Class A	69	3
Gladstone Investment Corp.	394	3
* Gramercy Capital Corp.	768	3
* Sun Bancorp Inc.	804	3
* AV Homes Inc.	192	3
* Preferred Bank	177	3
* Heritage Commerce Corp.	421	3

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Nicholas Financial Inc.	209	3
* First California Financial Group Inc.	351	3
Bridge Bancorp Inc.	132	3
* Bridge Capital Holdings	181	3
* Hallmark Financial Services	303	3
* Ladenburg Thalmann Financial Services Inc.	2,071	3
* Phoenix Cos. Inc.	106	3
MidSouth Bancorp Inc.	174	3
Provident Financial Holdings Inc.	153	3
UMH Properties Inc.	258	3
JAVELIN Mortgage Investment Corp.	132	3
MidWestOne Financial Group Inc.	110	3
* MetroCorp Bancshares Inc.	243	3
* GSV Capital Corp.	301	3
* Guaranty Bancorp	1,230	2
Thomas Properties Group Inc.	474	2
* Firsthand Technology Value Fund Inc.	132	2
Donegal Group Inc. Class A	169	2
Mercantile Bank Corp.	144	2
* Harris & Harris Group Inc.	671	2
American National Bankshares Inc.	118	2
National Bank Holdings Corp. Class A	131	2
Resource America Inc. Class A	263	2
Access National Corp.	147	2
Northrim BanCorp Inc.	105	2
Bar Harbor Bankshares	64	2
First Pactrust Bancorp Inc.	220	2
Simplicity Bancorp Inc.	147	2
Middleburg Financial Corp.	109	2
Peapack Gladstone Financial Corp.	151	2
Eastern Insurance Holdings Inc.	119	2
Ares Commercial Real Estate Corp.	130	2
Stellus Capital Investment Corp.	145	2
C&F Financial Corp.	55	2
* Meridian Interstate Bancorp Inc.	121	2
* Fidelity Southern Corp.	196	2
* Home Bancorp Inc.	117	2
* First Financial Northwest Inc.	272	2
Heritage Financial Group Inc.	157	2
SI Financial Group Inc.	186	2
Consolidated-Tomoka Land Co.	62	2
Horizon Bancorp	103	2
* Heritage Oaks Bancorp	371	2
Tree.com Inc.	119	2
ESB Financial Corp.	151	2
Peoples Federal Bancshares Inc.	115	2
Farmers National Banc Corp.	328	2
Asta Funding Inc.	213	2
* BSB Bancorp Inc.	155	2
* Capital City Bank Group Inc.	178	2
ESSA Bancorp Inc.	179	2
Investors Title Co.	30	2
Roma Financial Corp.	130	2
* Suffolk Bancorp	138	2
Hingham Institution for Savings	27	2
* NASB Financial Inc.	85	2
* FNB United Corp.	182	2
Century Bancorp Inc. Class A	56	2
TCP Capital Corp.	117	2
* Regional Management Corp.	102	2
Artio Global Investors Inc. Class A	669	2
AmREIT Inc. Class B	105	2
* Asset Acceptance Capital Corp.	344	2
Charter Financial Corp.	145	2

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
JMP Group Inc.	298	2
Horizon Technology Finance Corp.	119	2
OFS Capital Corp.	121	2
EMC Insurance Group Inc.	66	2
* Doral Financial Corp.	2,866	2
MicroFinancial Inc.	220	2
Gyrodyne Co. of America Inc.	21	2
Independence Holding Co.	163	2
* Pacific Mercantile Bancorp	253	2
* Waterstone Financial Inc.	195	1
Cape Bancorp Inc.	161	1
Universal Insurance Holdings Inc.	333	1
Enterprise Bancorp Inc.	91	1
Pzena Investment Management Inc. Class A	227	1
Clifton Savings Bancorp Inc.	125	1
* Fortegra Financial Corp.	153	1
* Cascade Bancorp	198	1
Gain Capital Holdings Inc.	262	1
California First National Bancorp	65	1
* First Marblehead Corp.	1,104	1
* CIFC Corp.	64	1
Berkshire Bancorp Inc.	39	—
* First Federal Bancshares of Arkansas Inc.	32	—
* Crescent Financial Bancshares Inc.	25	—
		59,634
Health Care (11.9%)
Johnson & Johnson	56,935	4,333
Pfizer Inc.	155,236	4,249
Merck & Co. Inc.	63,055	2,694
Amgen Inc.	16,113	1,473
* Gilead Sciences Inc.	31,381	1,340
Bristol-Myers Squibb Co.	34,995	1,294
AbbVie Inc.	32,599	1,204
Eli Lilly & Co.	21,229	1,160
UnitedHealth Group Inc.	21,495	1,149
Abbott Laboratories	32,599	1,102
Medtronic Inc.	21,489	966
* Express Scripts Holding Co.	16,689	950
* Celgene Corp.	9,127	942
* Biogen Idec Inc.	4,964	826
Baxter International Inc.	11,408	771
Allergan Inc.	6,288	682
Covidien plc	9,992	635
Thermo Fisher Scientific Inc.	7,610	562
McKesson Corp.	4,878	518
* Intuitive Surgical Inc.	823	420
Stryker Corp.	6,417	410
WellPoint Inc.	6,292	391
Becton Dickinson and Co.	4,200	370
Cigna Corp.	5,974	349
* Alexion Pharmaceuticals Inc.	3,980	345
Cardinal Health Inc.	7,171	331
Aetna Inc.	6,799	321
Agilent Technologies Inc.	7,203	299
Zimmer Holdings Inc.	3,650	274
* Regeneron Pharmaceuticals Inc.	1,601	267
St. Jude Medical Inc.	6,502	267
* Cerner Corp.	3,002	263
* Mylan Inc.	8,410	249
* DaVita HealthCare Partners Inc.	1,948	233
Humana Inc.	3,381	231
AmerisourceBergen Corp. Class A	4,879	230
* Catamaran Corp.	4,241	228
* Actavis Inc.	2,640	225

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Perrigo Co.	1,937	219
* Boston Scientific Corp.	29,619	219
* Life Technologies Corp.	3,700	215
* Vertex Pharmaceuticals Inc.	4,381	205
* Edwards Lifesciences Corp.	2,378	204
* Forest Laboratories Inc.	5,516	203
Quest Diagnostics Inc.	3,298	185
* Laboratory Corp. of America Holdings	2,013	178
CR Bard Inc.	1,746	173
* Waters Corp.	1,850	172
* Henry Schein Inc.	1,872	167
* Varian Medical Systems Inc.	2,323	164
* CareFusion Corp.	4,629	152
* BioMarin Pharmaceutical Inc.	2,553	148
* Mettler-Toledo International Inc.	657	140
ResMed Inc.	2,989	133
* Illumina Inc.	2,586	130
HCA Holdings Inc.	3,455	128
Coventry Health Care Inc.	2,802	127
DENTSPLY International Inc.	2,968	123
* Hologic Inc.	5,545	121
* Onyx Pharmaceuticals Inc.	1,509	114
Universal Health Services Inc. Class B	1,881	109
* IDEXX Laboratories Inc.	1,141	105
* QIAGEN NV	4,883	105
Cooper Cos. Inc.	982	104
* Hospira Inc.	3,424	101
* Pharmacyclics Inc.	1,128	99
* MEDNAX Inc.	1,006	86
Omnicare Inc.	2,310	86
* Tenet Healthcare Corp.	2,115	83
* Sirona Dental Systems Inc.	1,137	81
PerkinElmer Inc.	2,329	80
Community Health Systems Inc.	1,859	79
* Ariad Pharmaceuticals Inc.	3,719	78
* Covance Inc.	1,134	75
* Endo Health Solutions Inc.	2,396	74
* Medivation Inc.	1,483	73
Patterson Cos. Inc.	1,906	69
* athenahealth Inc.	733	69
Teleflex Inc.	835	67
* United Therapeutics Corp.	995	59
* Salix Pharmaceuticals Ltd.	1,195	58
* Health Management Associates Inc. Class A	5,241	58
* Brookdale Senior Living Inc. Class A	2,015	56
* Cubist Pharmaceuticals Inc.	1,303	55
* Alkermes plc	2,540	55
* Seattle Genetics Inc.	1,959	55
Techne Corp.	767	52
* Bio-Rad Laboratories Inc. Class A	414	51
* HMS Holdings Corp.	1,758	51
* WellCare Health Plans Inc.	881	50
* Jazz Pharmaceuticals plc	849	49
* Cepheid Inc.	1,342	49
* Centene Corp.	1,053	47
* HealthSouth Corp.	1,955	47
Warner Chilcott plc Class A	3,425	46
* Align Technology Inc.	1,469	46
STERIS Corp.	1,182	46
* Allscripts Healthcare Solutions Inc.	3,536	45
* Incyte Corp. Ltd.	2,006	45
* Myriad Genetics Inc.	1,735	44
* LifePoint Hospitals Inc.	997	44
* Health Net Inc.	1,703	44

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Haemonetics Corp.	1,037	43
* PAREXEL International Corp.	1,225	42
* Thoratec Corp.	1,200	42
West Pharmaceutical Services Inc.	693	42
Hill-Rom Holdings Inc.	1,269	42
* Charles River Laboratories International Inc.	1,002	41
Owens & Minor Inc.	1,301	40
* VCA Antech Inc.	1,798	39
* Alere Inc.	1,692	38
* Arena Pharmaceuticals Inc.	4,434	37
Questcor Pharmaceuticals Inc.	1,135	37
Air Methods Corp.	815	36
* Medicines Co.	1,134	36
* ViroPharma Inc.	1,384	35
* MWI Veterinary Supply Inc.	272	34
* Bruker Corp.	1,936	34
* Isis Pharmaceuticals Inc.	2,147	32
Chemed Corp.	406	31
* Magellan Health Services Inc.	579	30
* Impax Laboratories Inc.	1,419	28
* Alnylam Pharmaceuticals Inc.	1,168	28
* ImmunoGen Inc.	1,819	28
* Acorda Therapeutics Inc.	885	26
* Theravance Inc.	1,295	26
* HeartWare International Inc.	306	26
* Cyberonics Inc.	549	25
* Volcano Corp.	1,134	25
* Insulet Corp.	1,067	24
* Medidata Solutions Inc.	461	24
* MedAssets Inc.	1,287	24
* Infinity Pharmaceuticals Inc.	568	23
* Ironwood Pharmaceuticals Inc. Class A	1,551	23
* Neogen Corp.	489	23
* Vivus Inc.	2,112	23
* Nektar Therapeutics	2,364	22
* DexCom Inc.	1,349	20
PDL BioPharma Inc.	2,808	20
* Hanger Inc.	674	20
* Team Health Holdings Inc.	590	20
Masimo Corp.	981	19
* Wright Medical Group Inc.	834	19
* Molina Healthcare Inc.	599	19
* Aegerion Pharmaceuticals Inc.	634	19
* ArthroCare Corp.	545	19
* Amsurg Corp. Class A	625	19
CONMED Corp.	604	19
* Emeritus Corp.	651	19
Abaxis Inc.	435	18
* Dendreon Corp.	3,177	18
Analogic Corp.	242	18
* Exelixis Inc.	3,886	18
* Endologix Inc.	1,171	18
* NuVasive Inc.	944	18
Meridian Bioscience Inc.	824	17
* Akorn Inc.	1,241	17
* Integra LifeSciences Holdings Corp.	417	17
* Auxilium Pharmaceuticals Inc.	976	17
* InterMune Inc.	1,828	16
Quality Systems Inc.	859	16
* Celldex Therapeutics Inc.	1,671	16
* Acadia Healthcare Co. Inc.	573	16
* ICU Medical Inc.	273	15
* Conceptus Inc.	690	15
* Luminex Corp.	911	15

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Orthofix International NV	412	15
* Opko Health Inc.	2,197	15
* IPC The Hospitalist Co. Inc.	364	15
* NPS Pharmaceuticals Inc.	1,886	15
* Exact Sciences Corp.	1,405	15
* Santarus Inc.	1,126	15
Spectrum Pharmaceuticals Inc.	1,302	15
Cantel Medical Corp.	470	15
* Bio-Reference Labs Inc.	551	15
* AMN Healthcare Services Inc.	1,033	15
* Greatbatch Inc.	538	15
* Neurocrine Biosciences Inc.	1,374	15
* Spectranetics Corp.	800	15
* MAP Pharmaceuticals Inc.	579	14
* Quidel Corp.	597	14
* Kindred Healthcare Inc.	1,223	14
* Capital Senior Living Corp.	599	14
Computer Programs & Systems Inc.	257	13
* Rigel Pharmaceuticals Inc.	1,975	13
* Omnicell Inc.	715	13
* Optimer Pharmaceuticals Inc.	1,061	13
Landauer Inc.	219	13
* Momenta Pharmaceuticals Inc.	1,003	13
* NxStage Medical Inc.	1,127	13
Ensign Group Inc.	395	12
* Accretive Health Inc.	1,236	12
* MAKO Surgical Corp.	922	12
* Synageva BioPharma Corp.	233	12
* Merit Medical Systems Inc.	965	11
* Sangamo Biosciences Inc.	1,091	11
* ABIOMED Inc.	693	11
* BioScrip Inc.	1,007	11
* Vanguard Health Systems Inc.	740	11
* Keryx Biopharmaceuticals Inc.	1,705	11
National Healthcare Corp.	236	11
* Sequenom Inc.	2,644	11
* Array BioPharma Inc.	2,765	11
* Genomic Health Inc.	371	11
* Healthways Inc.	827	11
* Halozyme Therapeutics Inc.	1,941	11
Invacare Corp.	727	11
* Achillion Pharmaceuticals Inc.	1,300	11
* Orexigen Therapeutics Inc.	1,710	10
* Fluidigm Corp.	584	10
* PharMerica Corp.	701	10
* ExamWorks Group Inc.	708	10
* Emergent Biosolutions Inc.	626	10
* Lexicon Pharmaceuticals Inc.	4,889	10
* Symmetry Medical Inc.	879	9
* Natus Medical Inc.	718	9
* Depomed Inc.	1,382	9
* Idenix Pharmaceuticals Inc.	2,110	9
* AVANIR Pharmaceuticals Inc.	3,217	9
* Antares Pharma Inc.	2,543	9
* AMAG Pharmaceuticals Inc.	525	9
* Amedisys Inc.	746	8
* Pacira Pharmaceuticals Inc.	383	8
* Dynavax Technologies Corp.	4,097	8
* SurModics Inc.	326	8
Hi-Tech Pharmacal Co. Inc.	222	8
Select Medical Holdings Corp.	880	8
* Accuray Inc.	1,828	8
Universal American Corp.	931	8
* OraSure Technologies Inc.	1,376	8

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* LHC Group Inc.	375	8
* HealthStream Inc.	355	8
* Tornier NV	420	7
* Cynosure Inc. Class A	256	7
* MannKind Corp.	2,790	7
* Synta Pharmaceuticals Corp.	825	7
* AVEO Pharmaceuticals Inc.	1,021	7
* Navidea Biopharmaceuticals Inc.	2,215	7
* Ligand Pharmaceuticals Inc. Class B	315	6
* Triple-S Management Corp. Class B	347	6
US Physical Therapy Inc.	244	6
* Cambrex Corp.	518	6
* XenoPort Inc.	752	6
* Furiex Pharmaceuticals Inc.	154	6
* Dyax Corp.	1,743	6
* Cardiovascular Systems Inc.	348	5
* Gentiva Health Services Inc.	518	5
* ZIOPHARM Oncology Inc.	1,230	5
* AngioDynamics Inc.	437	5
* Corvel Corp.	112	5
Atrion Corp.	27	5
* Astex Pharmaceuticals	1,583	5
* Cadence Pharmaceuticals Inc.	992	5
* Affymetrix Inc.	1,184	5
* Five Star Quality Care Inc.	746	5
* Endocyte Inc.	488	5
* Unilife Corp.	1,863	5
* Vical Inc.	1,458	5
* Epocrates Inc.	382	4
* Obagi Medical Products Inc.	332	4
* Synergy Pharmaceuticals Inc.	806	4
* Sciclone Pharmaceuticals Inc.	914	4
* Zoetis Inc.	129	4
* Providence Service Corp.	248	4
* Raptor Pharmaceutical Corp.	851	4
* Clovis Oncology Inc.	219	4
* Vascular Solutions Inc.	267	4
* Novavax Inc.	2,186	4
* Curis Inc.	1,449	4
* Staar Surgical Co.	711	4
* NewLink Genetics Corp.	325	4
* Palomar Medical Technologies Inc.	339	4
* RTI Biologics Inc.	1,012	4
* XOMA Corp.	1,342	4
* Threshold Pharmaceuticals Inc.	772	4
Assisted Living Concepts Inc. Class A	297	4
* Vocera Communications Inc.	133	3
* SIGA Technologies Inc.	810	3
* OncoGenex Pharmaceutical Inc.	286	3
* Intercept Pharmaceuticals Inc.	86	3
* Repros Therapeutics Inc.	279	3
* Geron Corp.	2,190	3
* Pozen Inc.	500	3
Enzon Pharmaceuticals Inc.	715	3
* Exactech Inc.	164	3
* PhotoMedex Inc.	202	3
* Repligen Corp.	477	3
CryoLife Inc.	483	3
* Sunesis Pharmaceuticals Inc.	567	3
* Rochester Medical Corp.	198	3
* AtriCure Inc.	329	3
* Immunomedics Inc.	1,259	3
* Cerus Corp.	868	3
* Greenway Medical Technologies	171	3

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Arqule Inc.	1,100	3
* Chindex International Inc.	244	3
* Cytori Therapeutics Inc.	1,010	3
National Research Corp.	45	3
* Sagent Pharmaceuticals Inc.	152	2
Almost Family Inc.	120	2
* Globus Medical Inc.	170	2
Utah Medical Products Inc.	59	2
* Anika Therapeutics Inc.	195	2
* Solta Medical Inc.	1,062	2
* Merge Healthcare Inc.	980	2
* KYTHERA Biopharmaceuticals Inc.	92	2
* Omeros Corp.	433	2
* Coronado Biosciences Inc.	319	2
Pain Therapeutics Inc.	780	2
* Cross Country Healthcare Inc.	394	2
* Oncothyreon Inc.	1,077	2
* ImmunoCellular Therapeutics Ltd.	876	2
* Lannett Co. Inc.	268	2
* Discovery Laboratories Inc.	887	2
* Affymax Inc.	816	2
* Trius Therapeutics Inc.	409	2
* Derma Sciences Inc.	174	2
* Osiris Therapeutics Inc.	325	2
* Harvard Bioscience Inc.	368	2
* TESARO Inc.	103	2
* Corcept Therapeutics Inc.	1,203	2
* Progenics Pharmaceuticals Inc.	742	2
* Hansen Medical Inc.	870	2
* Ampio Pharmaceuticals Inc.	469	2
* Agenus Inc.	424	2
* Merrimack Pharmaceuticals Inc.	283	2
* PDI Inc.	243	2
* Durata Therapeutics Inc.	207	2
* Biotime Inc.	419	2
* GTx Inc.	379	2
* Skilled Healthcare Group Inc.	286	2
* Zogenix Inc.	888	2
* Targacept Inc.	377	2
* Verastem Inc.	173	2
* BioDelivery Sciences International Inc.	419	2
* ChemoCentryx Inc.	115	2
* Rockwell Medical Technologies Inc.	350	2
* Cornerstone Therapeutics Inc.	230	2
* Cumberland Pharmaceuticals Inc.	331	1
* Alphatec Holdings Inc.	881	1
* Vanda Pharmaceuticals Inc.	376	1
* Codexis Inc.	656	1
* Sucampo Pharmaceuticals Inc. Class A	263	1
* Amicus Therapeutics Inc.	500	1
* Regulus Therapeutics Inc.	235	1
* Biospecifics Technologies Corp.	70	1
* Horizon Pharma Inc.	500	1
* BioCryst Pharmaceuticals Inc.	829	1
* Zeltiq Aesthetics Inc.	242	1
* Pacific Biosciences of California Inc.	419	1
* Pernix Therapeutics Holdings	140	1
* Anacor Pharmaceuticals Inc.	232	1
Maxygen Inc.	327	1
* Hyperion Therapeutics Inc.	39	1
* Transcept Pharmaceuticals Inc.	113	1
* EnteroMedics Inc.	606	1
* Ventrus Biosciences Inc.	112	—
* BG Medicine Inc.	140	—

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Supernus Pharmaceuticals Inc.	31	—
* Cempra Inc.	28	—
* Acura Pharmaceuticals Inc.	41	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		41,714
Industrials (11.3%)
General Electric Co.	219,651	5,100
United Technologies Corp.	18,882	1,710
3M Co.	14,376	1,495
Union Pacific Corp.	9,867	1,353
Caterpillar Inc.	13,519	1,249
United Parcel Service Inc. Class B	15,009	1,240
Boeing Co.	15,520	1,193
Honeywell International Inc.	16,144	1,132
Emerson Electric Co.	15,200	862
Danaher Corp.	12,028	741
Deere & Co.	8,241	724
FedEx Corp.	6,534	689
Eaton Corp. plc	9,550	592
Precision Castparts Corp.	3,011	562
Illinois Tool Works Inc.	8,347	513
CSX Corp.	21,530	494
Norfolk Southern Corp.	6,750	493
Lockheed Martin Corp.	5,402	475
Cummins Inc.	3,982	461
General Dynamics Corp.	6,583	447
Raytheon Co.	6,907	377
Waste Management Inc.	9,591	358
PACCAR Inc.	7,390	350
Ingersoll-Rand plc	6,190	326
Northrop Grumman Corp.	4,915	323
Fastenal Co.	6,135	317
Tyco International Ltd.	9,590	307
Parker Hannifin Corp.	3,130	296
Dover Corp.	3,805	279
WW Grainger Inc.	1,211	274
Rockwell Automation Inc.	2,958	267
Stanley Black & Decker Inc.	3,322	261
Roper Industries Inc.	2,019	252
* Delta Air Lines Inc.	17,604	251
Kansas City Southern	2,280	235
Pentair Ltd.	4,354	232
ADT Corp.	4,797	230
Fluor Corp.	3,505	217
AMETEK Inc.	5,001	209
Republic Services Inc. Class A	6,295	198
CH Robinson Worldwide Inc.	3,377	193
* United Continental Holdings Inc.	6,905	184
* Verisk Analytics Inc. Class A	3,061	179
Southwest Airlines Co.	15,094	177
Expeditors International of Washington Inc.	4,414	171
Rockwell Collins Inc.	2,843	171
* Stericycle Inc.	1,772	170
Textron Inc.	5,832	168
Pall Corp.	2,412	164
Flowserve Corp.	997	160
L-3 Communications Holdings Inc.	2,031	155
TransDigm Group Inc.	1,066	152
Masco Corp.	7,451	143
Joy Global Inc.	2,212	140
Equifax Inc.	2,518	139
* Jacobs Engineering Group Inc.	2,700	132
JB Hunt Transport Services Inc.	1,881	131
* Quanta Services Inc.	4,377	124

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Iron Mountain Inc.	3,489	120
Chicago Bridge & Iron Co. NV	2,214	119
* Fortune Brands Home & Security Inc.	3,352	116
Hubbell Inc. Class B	1,243	115
Donaldson Co. Inc.	3,125	113
* IHS Inc. Class A	1,044	111
* B/E Aerospace Inc.	2,058	108
Xylem Inc.	3,897	107
Robert Half International Inc.	3,009	107
* United Rentals Inc.	1,971	105
AGCO Corp.	2,044	105
* Hertz Global Holdings Inc.	5,152	103
* Owens Corning	2,558	99
Timken Co.	1,812	98
Wabtec Corp.	999	98
Lincoln Electric Holdings Inc.	1,736	97
Snap-on Inc.	1,205	97
Cintas Corp.	2,165	95
KBR Inc.	3,077	94
* WABCO Holdings Inc.	1,318	91
Manpower Inc.	1,640	90
IDEX Corp.	1,718	87
* Kirby Corp.	1,143	87
Avery Dennison Corp.	2,119	87
Waste Connections Inc.	2,522	86
Carlisle Cos. Inc.	1,270	86
* Nielsen Holdings NV	2,486	84
SPX Corp.	1,036	83
Nordson Corp.	1,315	83
Towers Watson & Co. Class A	1,242	83
* Genesee & Wyoming Inc. Class A	907	81
MSC Industrial Direct Co. Inc. Class A	932	80
Valmont Industries Inc.	478	75
* Alaska Air Group Inc.	1,454	75
Triumph Group Inc.	1,019	75
* Terex Corp.	2,257	74
Dun & Bradstreet Corp.	918	74
Gardner Denver Inc.	1,024	73
* Oshkosh Corp.	1,874	72
Graco Inc.	1,236	72
* Copart Inc.	2,083	71
Trinity Industries Inc.	1,641	71
Copa Holdings SA Class A	677	71
Kennametal Inc.	1,637	66
Regal-Beloit Corp.	856	66
* AECOM Technology Corp.	2,175	66
* WESCO International Inc.	891	66
Babcock & Wilcox Co.	2,425	66
URS Corp.	1,549	65
Lennox International Inc.	1,042	62
Acuity Brands Inc.	866	59
Ryder System Inc.	1,049	59
AO Smith Corp.	807	58
* Middleby Corp.	383	57
* Clean Harbors Inc.	1,099	57
* Hexcel Corp.	2,047	56
Toro Co.	1,236	56
* Teledyne Technologies Inc.	752	55
Landstar System Inc.	973	55
Crane Co.	1,001	54
* Old Dominion Freight Line Inc.	1,487	53
Woodward Inc.	1,428	53
EMCOR Group Inc.	1,365	53

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
CLARCOR Inc.	1,028	52
* Avis Budget Group Inc.	2,170	51
Manitowoc Co. Inc.	2,704	50
ITT Corp.	1,887	50
Huntington Ingalls Industries Inc.	1,012	49
GATX Corp.	958	48
Belden Inc.	931	47
Watsco Inc.	602	47
HEICO Corp.	1,077	47
Pitney Bowes Inc.	3,475	46
Actuant Corp. Class A	1,490	45
Alliant Techsystems Inc.	678	45
* US Airways Group Inc.	3,319	45
* Chart Industries Inc.	612	44
Covanta Holding Corp.	2,225	44
* Esterline Technologies Corp.	627	43
* USG Corp.	1,515	43
* Spirit Aerosystems Holdings Inc. Class A	2,425	42
Deluxe Corp.	1,051	42
* Moog Inc. Class A	926	42
Con-way Inc.	1,158	41
* EnerSys Inc.	983	40
RR Donnelley & Sons Co.	3,797	40
Harsco Corp.	1,647	39
Exelis Inc.	3,815	39
* Colfax Corp.	899	39
Corporate Executive Board Co.	702	38
* Tetra Tech Inc.	1,313	38
Applied Industrial Technologies Inc.	872	38
* Air Lease Corp.	1,392	38
* Polypore International Inc.	959	37
* Navistar International Corp.	1,469	36
* Advisory Board Co.	715	36
* Beacon Roofing Supply Inc.	982	36
Brady Corp. Class A	1,026	35
* General Cable Corp.	1,050	35
* MasTec Inc.	1,144	34
Healthcare Services Group Inc.	1,428	34
Curtiss-Wright Corp.	985	34
UTi Worldwide Inc.	2,165	33
Franklin Electric Co. Inc.	502	33
Rollins Inc.	1,326	32
United Stationers Inc.	868	31
Barnes Group Inc.	1,170	31
* FTI Consulting Inc.	890	31
HNI Corp.	963	30
* JetBlue Airways Corp.	4,964	30
* Hub Group Inc. Class A	794	30
Herman Miller Inc.	1,243	30
* Acacia Research Corp.	1,064	30
AMERCO	190	29
Watts Water Technologies Inc. Class A	609	29
* DigitalGlobe Inc.	1,095	29
Mine Safety Appliances Co.	594	28
TAL International Group Inc.	638	27
* Atlas Air Worldwide Holdings Inc.	575	27
ABM Industries Inc.	1,184	27
CNH Global NV	603	27
Brink's Co.	1,009	27
Allegiant Travel Co. Class A	330	26
UniFirst Corp.	317	26
Briggs & Stratton Corp.	1,066	26
Granite Construction Inc.	823	26
Simpson Manufacturing Co. Inc.	866	25

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Lindsay Corp.	280	24
Armstrong World Industries Inc.	465	24
* RBC Bearings Inc.	460	23
Forward Air Corp.	603	23
Matson Inc.	875	22
AZZ Inc.	496	22
Titan International Inc.	1,048	22
* Swift Transportation Co.	1,618	22
* Mobile Mini Inc.	797	21
ESCO Technologies Inc.	524	21
Steelcase Inc. Class A	1,496	21
Interface Inc. Class A	1,156	21
Mueller Industries Inc.	388	21
Raven Industries Inc.	717	20
Werner Enterprises Inc.	872	20
* EnPro Industries Inc.	431	20
* On Assignment Inc.	883	19
* Trimas Corp.	669	19
Knight Transportation Inc.	1,212	19
* Korn/Ferry International	1,016	19
* Aegion Corp. Class A	779	19
Tennant Co.	398	19
* Team Inc.	420	18
Mueller Water Products Inc. Class A	3,273	18
* Huron Consulting Group Inc.	467	18
* Orbital Sciences Corp.	1,238	18
* II-VI Inc.	1,051	18
Kaman Corp.	521	18
* Spirit Airlines Inc.	894	18
* ACCO Brands Corp.	2,361	18
* Rush Enterprises Inc. Class A	720	18
Knoll Inc.	1,032	18
Kaydon Corp.	689	17
Albany International Corp.	603	17
Universal Forest Products Inc.	423	17
* TrueBlue Inc.	884	17
Seaboard Corp.	6	17
G&K Services Inc. Class A	409	17
* GrafTech International Ltd.	2,300	17
Aircastle Ltd.	1,259	17
Generac Holdings Inc.	492	17
Apogee Enterprises Inc.	627	16
* GenCorp Inc.	1,336	16
McGrath RentCorp	542	16
SkyWest Inc.	1,138	16
Quanex Building Products Corp.	800	16
CIRCOR International Inc.	381	16
* Trex Co. Inc.	335	16
* Blount International Inc.	1,041	16
* Dycom Industries Inc.	748	16
Astec Industries Inc.	440	16
* MRC Global Inc.	503	15
AAR Corp.	871	15
* Navigant Consulting Inc.	1,189	15
Standex International Corp.	280	15
* Exponent Inc.	299	15
Cubic Corp.	350	15
Altra Holdings Inc.	565	15
Heartland Express Inc.	1,070	15
Insperity Inc.	509	14
KAR Auction Services Inc.	661	14
* Wabash National Corp.	1,440	14
Cascade Corp.	211	14
* Rexnord Corp.	655	13

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Sauer-Danfoss Inc.	246	13
Sun Hydraulics Corp.	477	13
* Nortek Inc.	181	13
* Tutor Perini Corp.	754	13
Encore Wire Corp.	388	13
Hyster-Yale Materials Handling Inc.	246	13
Great Lakes Dredge & Dock Corp.	1,279	12
American Science & Engineering Inc.	199	12
Viad Corp.	453	12
* Powell Industries Inc.	212	12
Textainer Group Holdings Ltd.	304	12
Quad/Graphics Inc.	560	12
* Saia Inc.	379	12
* DXP Enterprises Inc.	195	12
H&E Equipment Services Inc.	616	12
Primoris Services Corp.	639	12
* Gibraltar Industries Inc.	689	12
John Bean Technologies Corp.	634	12
Kelly Services Inc. Class A	646	11
Griffon Corp.	1,010	11
* ICF International Inc.	460	11
* InnerWorkings Inc.	754	11
* Federal Signal Corp.	1,413	11
Comfort Systems USA Inc.	878	11
* Greenbrier Cos. Inc.	541	11
* Titan Machinery Inc.	385	11
AAON Inc.	451	11
* MYR Group Inc.	466	11
Resources Connection Inc.	882	11
US Ecology Inc.	423	11
Gorman-Rupp Co.	352	10
* Layne Christensen Co.	458	10
* Meritor Inc.	2,272	10
Ennis Inc.	630	10
Kforce Inc.	672	10
* EnerNOC Inc.	585	10
LB Foster Co. Class A	216	10
Celadon Group Inc.	473	9
* Aerovironment Inc.	422	9
* Columbus McKinnon Corp.	470	9
* Republic Airways Holdings Inc.	895	8
* Standard Parking Corp.	394	8
Douglas Dynamics Inc.	572	8
* GP Strategies Corp.	374	8
* American Woodmark Corp.	247	8
* Engility Holdings Inc.	419	8
* Air Transport Services Group Inc.	1,428	8
Kimball International Inc. Class B	845	8
* Astronics Corp.	282	8
American Railcar Industries Inc.	178	8
* Thermon Group Holdings Inc.	371	8
* CAI International Inc.	271	7
Insteel Industries Inc.	456	7
* Builders FirstSource Inc.	1,195	7
* Taser International Inc.	929	7
* Roadrunner Transportation Systems Inc.	297	7
National Presto Industries Inc.	86	7
* KEYW Holding Corp.	445	6
* Zipcar Inc.	494	6
* Hawaiian Holdings Inc.	1,059	6
* Mistras Group Inc.	280	6
* EnergySolutions Inc.	1,518	6
Multi-Color Corp.	234	6
Marten Transport Ltd.	271	6

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Arkansas Best Corp.	482	6
* XPO Logistics Inc.	312	5
Barrett Business Services Inc.	124	5
Global Power Equipment Group Inc.	316	5
* Echo Global Logistics Inc.	284	5
* NCI Building Systems Inc.	323	5
* Kadant Inc.	207	5
SeaCube Container Leasing Ltd.	218	5
* Capstone Turbine Corp.	5,126	5
Alamo Group Inc.	136	5
* Lydall Inc.	318	5
* Consolidated Graphics Inc.	123	5
Aceto Corp.	456	5
FreightCar America Inc.	224	5
* RPX Corp.	384	5
Heidrick & Struggles International Inc.	332	5
* Orion Marine Group Inc.	467	4
Pike Electric Corp.	308	4
Graham Corp.	184	4
* Proto Labs Inc.	90	4
* CRA International Inc.	185	4
* Odyssey Marine Exploration Inc.	1,165	4
* Furmanite Corp.	665	4
CDI Corp.	241	4
Twin Disc Inc.	163	4
* Wesco Aircraft Holdings Inc.	284	4
* Pendrell Corp.	2,665	4
* CBIZ Inc.	590	4
* Franklin Covey Co.	269	4
* Northwest Pipe Co.	154	4
* Flow International Corp.	975	4
* LMI Aerospace Inc.	160	4
Preformed Line Products Co.	50	4
* Accuride Corp.	873	4
Miller Industries Inc.	221	4
Dynamic Materials Corp.	208	4
* TMS International Corp. Class A	255	4
* Commercial Vehicle Group Inc.	436	3
* Sterling Construction Co. Inc.	304	3
* Casella Waste Systems Inc. Class A	732	3
* Quality Distribution Inc.	434	3
* FuelCell Energy Inc.	3,149	3
Houston Wire & Cable Co.	280	3
Michael Baker Corp.	134	3
* Hurco Cos. Inc.	115	3
* Energy Recovery Inc.	633	3
Ampco-Pittsburgh Corp.	166	3
* Patriot Transportation Holding Inc.	114	3
* Kratos Defense & Security Solutions Inc.	728	3
* NN Inc.	345	3
Met-Pro Corp.	302	3
Argan Inc.	176	3
* Park-Ohio Holdings Corp.	144	3
* PMFG Inc.	419	3
* WageWorks Inc.	115	3
* Performant Financial Corp.	200	3
Hardinge Inc.	202	3
* PGT Inc.	454	3
LSI Industries Inc.	372	3
* American Superconductor Corp.	871	3
* Ameresco Inc. Class A	301	2
* Swisher Hygiene Inc.	1,766	2
* Pacer International Inc.	584	2
Universal Truckload Services Inc.	125	2

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Hudson Global Inc.	595	2
* Edgen Group Inc.	273	2
* Heritage-Crystal Clean Inc.	147	2
Eastern Co.	129	2
Schawk Inc. Class A	177	2
* API Technologies Corp.	688	2
* Rand Logistics Inc.	315	2
* AT Cross Co. Class A	147	2
VSE Corp.	78	2
Ceco Environmental Corp.	165	2
NL Industries Inc.	139	2
Acorn Energy Inc.	273	2
* Willis Lease Finance Corp.	118	2
International Shipholding Corp.	94	2
Courier Corp.	135	2
* Cenveo Inc.	804	2
* Genco Shipping & Trading Ltd.	648	2
Coleman Cable Inc.	166	2
* Vicor Corp.	308	2
* Hill International Inc.	440	1
* Dolan Co.	502	1
* TRC Cos. Inc.	213	1
Intersections Inc.	129	1
* CPI Aerostructures Inc.	149	1
Omega Flex Inc.	92	1
* Patrick Industries Inc.	91	1
* ARC Document Solutions Inc.	517	1
* Metalico Inc.	701	1
* BlueLinx Holdings Inc.	304	1
* Astronics Corp. Class B	20	1
Sypris Solutions Inc.	95	—
SIFCO Industries Inc.	23	—
* Enphase Energy Inc.	72	—
* BlueLinx Holdings Inc. Rights Exp. 03/27/2013	304	—
Compx International Inc.	7	—
		39,442
Information Technology (17.4%)
Apple Inc.	19,385	8,557
International Business Machines Corp.	22,598	4,538
Microsoft Corp.	156,046	4,338
* Google Inc. Class A	5,367	4,300
Oracle Corp.	79,211	2,714
QUALCOMM Inc.	35,539	2,332
Cisco Systems Inc.	111,053	2,315
Intel Corp.	104,298	2,175
Visa Inc. Class A	10,827	1,718
* eBay Inc.	23,997	1,312
Mastercard Inc. Class A	2,247	1,164
* EMC Corp.	43,503	1,001
Accenture plc Class A	13,340	992
Hewlett-Packard Co.	40,968	825
Texas Instruments Inc.	23,710	815
Automatic Data Processing Inc.	10,134	622
* Yahoo! Inc.	25,250	538
* Salesforce.com Inc.	3,036	514
* Cognizant Technology Solutions Corp. Class A	6,309	484
Dell Inc.	30,548	426
* Adobe Systems Inc.	10,279	404
Corning Inc.	31,442	397
Intuit Inc.	6,085	392
Broadcom Corp. Class A	11,416	389
Motorola Solutions Inc.	5,721	356
* Symantec Corp.	14,933	350
Applied Materials Inc.	24,814	340

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Analog Devices Inc.	6,182	280
* Citrix Systems Inc.	3,858	274
* NetApp Inc.	7,521	254
* SanDisk Corp.	5,049	254
Amphenol Corp. Class A	3,357	238
* Facebook Inc. Class A	8,727	238
Altera Corp.	6,685	237
* Fiserv Inc.	2,829	232
* LinkedIn Corp. Class A	1,355	228
* Juniper Networks Inc.	10,972	227
Paychex Inc.	6,716	222
Western Digital Corp.	4,594	217
Xerox Corp.	26,390	214
* Equinix Inc.	997	211
Xilinx Inc.	5,475	204
* Red Hat Inc.	3,999	203
* Teradata Corp.	3,498	203
Fidelity National Information Services Inc.	5,211	196
KLA-Tencor Corp.	3,475	190
Maxim Integrated Products Inc.	6,066	189
Linear Technology Corp.	4,787	183
CA Inc.	7,374	181
* Autodesk Inc.	4,802	176
Avago Technologies Ltd. Class A	5,072	174
* Micron Technology Inc.	20,604	173
* Alliance Data Systems Corp.	1,050	167
Western Union Co.	11,860	166
NVIDIA Corp.	12,887	163
* F5 Networks Inc.	1,654	156
Computer Sciences Corp.	3,237	155
* Trimble Navigation Ltd.	2,607	155
* VeriSign Inc.	3,296	151
* ANSYS Inc.	1,945	147
Microchip Technology Inc.	4,039	147
* Lam Research Corp.	3,365	142
* Akamai Technologies Inc.	3,744	138
* VMware Inc. Class A	1,849	133
Amdocs Ltd.	3,534	129
* Rackspace Hosting Inc.	2,280	127
Activision Blizzard Inc.	8,874	127
* BMC Software Inc.	2,962	119
Harris Corp.	2,389	115
* Cree Inc.	2,440	110
* Electronic Arts Inc.	6,220	109
* Synopsys Inc.	3,023	106
* Avnet Inc.	2,845	100
* Gartner Inc.	1,934	96
* Nuance Communications Inc.	5,010	92
Marvell Technology Group Ltd.	9,095	92
* NCR Corp.	3,247	90
FactSet Research Systems Inc.	919	89
* Arrow Electronics Inc.	2,167	87
FLIR Systems Inc.	3,153	83
* Skyworks Solutions Inc.	3,878	83
* LSI Corp.	11,631	81
Solera Holdings Inc.	1,421	80
* Cadence Design Systems Inc.	5,615	80
Total System Services Inc.	3,313	79
Molex Inc.	2,823	78
Jack Henry & Associates Inc.	1,785	78
* Informatica Corp.	2,214	78
Global Payments Inc.	1,607	78
* ON Semiconductor Corp.	9,283	74
* TIBCO Software Inc.	3,373	72

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* SolarWinds Inc.	1,260	71
Jabil Circuit Inc.	3,786	71
* MICROS Systems Inc.	1,643	70
* FleetCor Technologies Inc.	996	70
SAIC Inc.	5,806	69
* CommVault Systems Inc.	914	68
* JDS Uniphase Corp.	4,728	67
IAC/InterActiveCorp	1,606	65
* Concur Technologies Inc.	932	65
* Fortinet Inc.	2,670	65
* Teradyne Inc.	3,817	64
AOL Inc.	1,724	64
* Cymer Inc.	633	63
* Atmel Corp.	9,073	62
* NeuStar Inc. Class A	1,368	60
* WEX Inc.	795	60
* Aspen Technology Inc.	1,924	59
* Ingram Micro Inc.	3,132	59
* CoStar Group Inc.	586	59
Broadridge Financial Solutions Inc.	2,555	59
National Instruments Corp.	1,926	58
* Aruba Networks Inc.	2,286	57
* PTC Inc.	2,451	57
* Ultimate Software Group Inc.	555	55
* Brocade Communications Systems Inc.	9,528	53
* 3D Systems Corp.	1,435	53
* CoreLogic Inc.	2,005	52
* Compuware Corp.	4,453	52
* Riverbed Technology Inc.	3,326	51
MAXIMUS Inc.	694	51
FEI Co.	776	49
* Zebra Technologies Corp.	1,061	47
DST Systems Inc.	682	46
* QLIK Technologies Inc.	1,759	46
Genpact Ltd.	2,588	46
* NetSuite Inc.	642	45
Lender Processing Services Inc.	1,728	42
* Hittite Microwave Corp.	645	42
* VeriFone Systems Inc.	2,201	42
* ValueClick Inc.	1,558	42
* Tech Data Corp.	777	41
* Semtech Corp.	1,340	41
* Arris Group Inc.	2,333	41
Anixter International Inc.	580	40
IPG Photonics Corp.	652	39
* Cavium Inc.	1,047	39
* Rovi Corp.	2,157	38
* Stratasys Ltd.	606	38
InterDigital Inc.	853	38
* Microsemi Corp.	1,830	38
Convergys Corp.	2,262	38
* ACI Worldwide Inc.	819	38
* Fairchild Semiconductor International Inc. Class A	2,611	37
Cognex Corp.	896	37
* Silicon Laboratories Inc.	886	37
Diebold Inc.	1,297	37
* Verint Systems Inc.	1,068	37
* Vishay Intertechnology Inc.	2,757	36
* ViaSat Inc.	774	36
Plantronics Inc.	892	36
* Acme Packet Inc.	1,214	35
j2 Global Inc.	992	35
* Tyler Technologies Inc.	624	35
* Mentor Graphics Corp.	1,980	35

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Itron Inc.	824	35
Dolby Laboratories Inc. Class A	1,072	34
* Sourcefire Inc.	636	34
* Polycom Inc.	3,645	33
* TiVo Inc.	2,654	33
* Advanced Micro Devices Inc.	13,170	33
Cypress Semiconductor Corp.	3,105	33
Fair Isaac Corp.	736	33
* Cirrus Logic Inc.	1,339	32
* Ciena Corp.	2,112	32
* First Solar Inc.	1,243	32
* VirnetX Holding Corp.	885	31
* EchoStar Corp. Class A	823	31
* International Rectifier Corp.	1,469	31
Littelfuse Inc.	460	30
Lexmark International Inc. Class A	1,382	30
ADTRAN Inc.	1,360	30
* Manhattan Associates Inc.	434	30
* Workday Inc. Class A	546	30
MKS Instruments Inc.	1,104	30
* Progress Software Corp.	1,321	30
* Acxiom Corp.	1,632	30
Coherent Inc.	509	29
* PMC - Sierra Inc.	4,494	29
* Sapient Corp.	2,593	29
* Finisar Corp.	1,922	28
* Entegris Inc.	2,952	28
* OpenTable Inc.	493	27
* Universal Display Corp.	872	27
* Veeco Instruments Inc.	850	27
* RF Micro Devices Inc.	5,883	27
* NETGEAR Inc.	788	27
* Dealertrack Technologies Inc.	907	27
* Euronet Worldwide Inc.	1,102	27
Heartland Payment Systems Inc.	845	26
* VistaPrint NV	748	26
Blackbaud Inc.	936	26
* Synaptics Inc.	737	26
* OSI Systems Inc.	434	25
* CACI International Inc. Class A	492	25
* Fusion-io Inc.	1,471	25
* QLogic Corp.	2,142	24
* Cardtronics Inc.	915	24
* WebMD Health Corp.	1,075	24
* Cornerstone OnDemand Inc.	698	24
* MEMC Electronic Materials Inc.	4,742	23
Power Integrations Inc.	561	23
* Take-Two Interactive Software Inc.	1,585	23
NIC Inc.	1,265	22
* Electronics for Imaging Inc.	954	22
* Bottomline Technologies de Inc.	798	22
Intersil Corp. Class A	2,495	21
* Ultratech Inc.	514	21
* Unisys Corp.	903	21
* SYNNEX Corp.	521	20
* Benchmark Electronics Inc.	1,134	20
* Integrated Device Technology Inc.	2,787	19
Syntel Inc.	309	19
* Netscout Systems Inc.	731	19
* SS&C Technologies Holdings Inc.	732	19
MTS Systems Corp.	341	18
* Vantiv Inc. Class A	844	18
Tessera Technologies Inc.	1,027	18
* Ixia	890	18

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Insight Enterprises Inc.	937	18
* Advent Software Inc.	674	18
* MicroStrategy Inc. Class A	171	17
* Synchronoss Technologies Inc.	575	17
* LivePerson Inc.	1,195	17
* OmniVision Technologies Inc.	1,117	17
Cabot Microelectronics Corp.	502	17
Monotype Imaging Holdings Inc.	813	17
* Plexus Corp.	699	17
* Sanmina Corp.	1,654	17
* TriQuint Semiconductor Inc.	3,585	17
* ScanSource Inc.	561	17
* Rogers Corp.	352	17
* RealPage Inc.	762	17
* Rofin-Sinar Technologies Inc.	618	16
Monolithic Power Systems Inc.	663	16
* FARO Technologies Inc.	384	16
Badger Meter Inc.	319	16
* Guidewire Software Inc.	438	16
* Cray Inc.	827	16
* Freescale Semiconductor Ltd.	1,034	16
* Liquidity Services Inc.	464	16
* ExlService Holdings Inc.	517	16
* Infinera Corp.	2,388	16
* ATMI Inc.	706	15
Tellabs Inc.	7,483	15
* Harmonic Inc.	2,654	15
* Advanced Energy Industries Inc.	828	15
* Diodes Inc.	741	15
* CSG Systems International Inc.	756	15
* Blucora Inc.	915	14
Brooks Automation Inc.	1,381	14
* Angie's List Inc.	811	14
* Newport Corp.	846	14
* Monster Worldwide Inc.	2,687	14
Loral Space & Communications Inc.	235	14
* Comverse Inc.	496	14
* Web.com Group Inc.	796	14
EarthLink Inc.	2,312	13
* PROS Holdings Inc.	510	13
* iGATE Corp.	695	13
* Rambus Inc.	2,343	13
* Sykes Enterprises Inc.	888	13
ManTech International Corp. Class A	530	13
* Spansion Inc. Class A	1,112	13
* Interactive Intelligence Group Inc.	313	13
* Intermec Inc.	1,306	13
* Emulex Corp.	1,978	13
* Digital River Inc.	881	13
Park Electrochemical Corp.	493	12
* comScore Inc.	779	12
* Splunk Inc.	342	12
AVX Corp.	1,039	12
* Websense Inc.	813	12
* Measurement Specialties Inc.	333	12
* Ellie Mae Inc.	594	12
* Lattice Semiconductor Corp.	2,547	12
Pegasystems Inc.	422	12
* Accelrys Inc.	1,220	12
United Online Inc.	1,937	11
* Bankrate Inc.	1,015	11
Micrel Inc.	1,085	11
* BroadSoft Inc.	542	11
Methode Electronics Inc.	860	11

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Sonus Networks Inc.	4,567	11
* Applied Micro Circuits Corp.	1,406	11
* RealD Inc.	956	11
* ServiceNow Inc.	337	11
* Checkpoint Systems Inc.	922	11
Comtech Telecommunications Corp.	406	11
* Silicon Graphics International Corp.	711	11
* SPS Commerce Inc.	286	11
* Exar Corp.	899	11
* Palo Alto Networks Inc.	172	11
* Zynga Inc. Class A	3,088	10
Cass Information Systems Inc.	240	10
Ebix Inc.	636	10
* TeleTech Holdings Inc.	535	10
* TTM Technologies Inc.	1,217	10
* Constant Contact Inc.	698	10
* InvenSense Inc.	806	10
Black Box Corp.	399	10
* Silicon Image Inc.	2,050	9
* Volterra Semiconductor Corp.	614	9
* Tangoe Inc.	680	9
* Entropic Communications Inc.	2,095	9
* PDF Solutions Inc.	591	9
Forrester Research Inc.	333	9
* DTS Inc.	456	9
* Perficient Inc.	782	9
* Imperva Inc.	243	9
Daktronics Inc.	867	9
* Ceva Inc.	585	9
* LogMeIn Inc.	489	9
* Rudolph Technologies Inc.	784	9
* Super Micro Computer Inc.	726	9
* SunPower Corp. Class A	720	8
* Global Cash Access Holdings Inc.	1,188	8
* Internap Network Services Corp.	962	8
* CalAmp Corp.	726	8
* Move Inc.	814	8
Electro Rent Corp.	487	8
* Dice Holdings Inc.	764	7
* Photronics Inc.	1,095	7
* Virtusa Corp.	347	7
EPIQ Systems Inc.	555	7
* Seachange International Inc.	593	7
* Maxwell Technologies Inc.	755	7
* MoneyGram International Inc.	407	7
* Fabrinet	388	6
* GT Advanced Technologies Inc.	2,199	6
* Parkervision Inc.	1,574	6
* SciQuest Inc.	314	6
* Nanometrics Inc.	406	6
* Extreme Networks	1,698	6
* ServiceSource International Inc.	924	6
* CIBER Inc.	1,308	6
CTS Corp.	592	6
* Calix Inc.	670	6
* Envestnet Inc.	372	6
* Procera Networks Inc.	487	6
* Computer Task Group Inc.	283	6
* Stamps.com Inc.	226	6
* Kemet Corp.	844	5
* Saba Software Inc.	618	5
* Amkor Technology Inc.	1,320	5
* Actuate Corp.	879	5
Booz Allen Hamilton Holding Corp.	411	5

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Oplink Communications Inc.	339	5
* Jive Software Inc.	311	5
* Globecomm Systems Inc.	421	5
* Quantum Corp.	4,007	5
* Power-One Inc.	1,173	5
* Vocus Inc.	355	5
Keynote Systems Inc.	326	5
* Anaren Inc.	255	5
* Higher One Holdings Inc.	543	5
* LTX-Credence Corp.	823	5
* FormFactor Inc.	942	5
* NVE Corp.	89	5
* Digi International Inc.	478	5
* Responsys Inc.	584	5
Electro Scientific Industries Inc.	418	5
Cohu Inc.	456	5
* GSI Group Inc.	475	5
IXYS Corp.	456	5
* Zix Corp.	1,182	4
Supertex Inc.	194	4
* Integrated Silicon Solution Inc.	495	4
* ExactTarget Inc.	187	4
* Zygo Corp.	282	4
* Demand Media Inc.	489	4
* Symmetricom Inc.	799	4
* VASCO Data Security International Inc.	476	4
* FleetMatics Group plc	163	4
American Software Inc. Class A	473	4
* XO Group Inc.	420	4
* PLX Technology Inc.	792	4
* Immersion Corp.	559	4
* Active Network Inc.	784	4
* IntraLinks Holdings Inc.	622	4
* Aviat Networks Inc.	1,009	4
* Inphi Corp.	361	4
* Lionbridge Technologies Inc.	912	4
* Mercury Systems Inc.	502	3
* Demandware Inc.	130	3
* support.com Inc.	879	3
* Avid Technology Inc.	487	3
* Kopin Corp.	1,048	3
* KVH Industries Inc.	253	3
* DSP Group Inc.	454	3
* QuinStreet Inc.	567	3
* Aeroflex Holding Corp.	351	3
Bel Fuse Inc. Class B	190	3
* ShoreTel Inc.	776	3
* Pericom Semiconductor Corp.	435	3
* Ruckus Wireless Inc.	142	3
Ubiquiti Networks Inc.	220	3
* Trulia Inc.	126	3
* RealNetworks Inc.	413	3
* Unwired Planet Inc.	1,472	3
* Guidance Software Inc.	297	3
* Intermolecular Inc.	301	3
* Yelp Inc.	131	3
Richardson Electronics Ltd.	237	3
Digimarc Corp.	125	3
* Infoblox Inc.	132	3
ePlus Inc.	60	3
* Vishay Precision Group Inc.	196	3
* STEC Inc.	567	3
* Limelight Networks Inc.	1,279	3
* MaxLinear Inc.	458	3

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

			Market
			Value
		Shares	($000)
*	Market Leader Inc.	357	3
*	Travelzoo Inc.	126	3
*	Datalink Corp.	254	3
*	Mindspeed Technologies Inc.	585	3
*	Callidus Software Inc.	594	3
*	Ultra Clean Holdings	433	3
	Telular Corp.	251	3
*	Neonode Inc.	468	3
*	Axcelis Technologies Inc.	2,158	2
*,^	OCZ Technology Group Inc.	1,411	2
*	Radisys Corp.	582	2
*	ANADIGICS Inc.	1,155	2
*	Rosetta Stone Inc.	210	2
*	E2open Inc.	122	2
*	Alpha & Omega Semiconductor Ltd.	298	2
	Mesa Laboratories Inc.	45	2
*	Carbonite Inc.	243	2
*	Sigma Designs Inc.	511	2
*	PRGX Global Inc.	364	2
	PC-Tel Inc.	334	2
*	Multi-Fineline Electronix Inc.	151	2
	Hackett Group Inc.	491	2
*	Glu Mobile Inc.	991	2
*	Echelon Corp.	838	2
*	NeoPhotonics Corp.	436	2
*	Imation Corp.	629	2
*	Audience Inc.	157	2
	Tessco Technologies Inc.	94	2
*	Proofpoint Inc.	153	2
*	Pervasive Software Inc.	233	2
*	AVG Technologies NV	134	2
*	Key Tronic Corp.	191	2
*	GSI Technology Inc.	316	2
*	Agilysys Inc.	218	2
*	Ipass Inc.	983	2
*	Rubicon Technology Inc.	376	2
*	Spark Networks Inc.	266	2
*	Qualys Inc.	158	2
*	Numerex Corp. Class A	150	2
*	ModusLink Global Solutions Inc.	640	2
*	Telenav Inc.	258	2
*	Oclaro Inc.	1,365	2
	PC Connection Inc.	126	2
*	Innodata Inc.	503	2
	Marchex Inc. Class B	449	2
*	Bazaarvoice Inc.	240	2
*	QuickLogic Corp.	769	2
*	EPAM Systems Inc.	78	2
*	FalconStor Software Inc.	604	2
*	MoSys Inc.	463	2
*	Intevac Inc.	327	2
*	Millennial Media Inc.	162	2
*	TechTarget Inc.	312	2
*	Exa Corp.	152	2
*	STR Holdings Inc.	684	1
	Sapiens International Corp. NV	282	1
*	Mattersight Corp.	294	1
	Aware Inc.	267	1
	QAD Inc. Class A	102	1
*	Westell Technologies Inc. Class A	705	1
*	AXT Inc.	440	1
*	M/A-COM Technology Solutions Holdings Inc.	77	1
*	Peregrine Semiconductor Corp.	123	1
*	Viasystems Group Inc.	80	1

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
* Ambarella Inc.	110	1
* MeetMe Inc.	331	1
* Brightcove Inc.	130	1
* Mattson Technology Inc.	525	1
* Xoom Corp.	18	—
* Synacor Inc.	61	—
* Envivio Inc.	70	—
* Ambient Corp.	25	—
		60,744
Materials (3.9%)
Monsanto Co.	11,052	1,117
EI du Pont de Nemours & Co.	19,414	930
Dow Chemical Co.	24,767	786
Praxair Inc.	6,189	700
Freeport-McMoRan Copper & Gold Inc.	19,665	628
Ecolab Inc.	5,388	412
Newmont Mining Corp.	10,165	410
International Paper Co.	9,061	399
PPG Industries Inc.	2,931	395
LyondellBasell Industries NV Class A	6,656	390
Air Products & Chemicals Inc.	4,381	378
Mosaic Co.	6,144	360
Nucor Corp.	6,569	296
Sherwin-Williams Co.	1,800	291
CF Industries Holdings Inc.	1,360	273
Eastman Chemical Co.	3,164	221
Sigma-Aldrich Corp.	2,511	194
Alcoa Inc.	22,130	189
FMC Corp.	2,855	172
Celanese Corp. Class A	3,258	153
Ball Corp.	3,271	145
Airgas Inc.	1,435	144
Vulcan Materials Co.	2,701	138
Rock Tenn Co. Class A	1,482	131
MeadWestvaco Corp.	3,630	130
Southern Copper Corp.	3,393	128
Ashland Inc.	1,644	128
International Flavors & Fragrances Inc.	1,699	124
Albemarle Corp.	1,870	122
* Crown Holdings Inc.	3,120	121
Valspar Corp.	1,953	120
* WR Grace & Co.	1,567	112
Reliance Steel & Aluminum Co.	1,579	105
Martin Marietta Materials Inc.	936	91
Sealed Air Corp.	3,968	88
Rockwood Holdings Inc.	1,404	88
* Owens-Illinois Inc.	3,372	86
Royal Gold Inc.	1,310	86
Cliffs Natural Resources Inc.	3,308	84
Packaging Corp. of America	2,005	84
RPM International Inc.	2,689	82
Axiall Corp.	1,421	80
Bemis Co. Inc.	2,108	79
Aptargroup Inc.	1,361	73
Steel Dynamics Inc.	4,479	68
Cytec Industries Inc.	941	68
Huntsman Corp.	3,910	67
Allegheny Technologies Inc.	2,190	67
Sonoco Products Co.	2,057	65
Eagle Materials Inc.	1,000	64
United States Steel Corp.	2,944	61
* Louisiana-Pacific Corp.	2,812	59
Domtar Corp.	740	55

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Compass Minerals International Inc.	677	50
Cabot Corp.	1,328	49
NewMarket Corp.	179	45
Silgan Holdings Inc.	1,004	43
Carpenter Technology Corp.	908	43
PolyOne Corp.	1,832	42
HB Fuller Co.	1,020	42
Walter Energy Inc.	1,278	41
* Chemtura Corp.	2,018	41
Commercial Metals Co.	2,378	39
Scotts Miracle-Gro Co. Class A	869	39
Olin Corp.	1,660	38
Sensient Technologies Corp.	1,029	38
Westlake Chemical Corp.	417	36
* Coeur d'Alene Mines Corp.	1,838	35
Greif Inc. Class A	673	34
* Allied Nevada Gold Corp.	1,838	34
* Stillwater Mining Co.	2,389	31
Worthington Industries Inc.	1,095	31
Minerals Technologies Inc.	744	30
Hecla Mining Co.	6,107	28
* Texas Industries Inc.	487	28
Balchem Corp.	648	26
Kaiser Aluminum Corp.	420	26
* SunCoke Energy Inc.	1,534	25
Schweitzer-Mauduit International Inc.	681	25
* Graphic Packaging Holding Co.	3,266	24
Buckeye Technologies Inc.	873	24
* Tahoe Resources Inc.	1,597	24
* Clearwater Paper Corp.	485	23
Intrepid Potash Inc.	1,182	23
* Resolute Forest Products	1,680	23
KapStone Paper and Packaging Corp.	841	22
Innophos Holdings Inc.	452	22
* Calgon Carbon Corp.	1,195	20
Stepan Co.	332	20
Innospec Inc.	482	19
A Schulman Inc.	614	19
* RTI International Metals Inc.	636	19
Boise Inc.	2,134	18
Koppers Holdings Inc.	439	18
Globe Specialty Metals Inc.	1,215	17
American Vanguard Corp.	553	17
PH Glatfelter Co.	927	17
* OM Group Inc.	684	17
Deltic Timber Corp.	235	17
* Kraton Performance Polymers Inc.	681	16
Quaker Chemical Corp.	282	16
AMCOL International Corp.	546	16
* LSB Industries Inc.	407	16
Schnitzer Steel Industries Inc.	548	16
* Headwaters Inc.	1,661	16
* Flotek Industries Inc.	1,105	16
Haynes International Inc.	276	14
* Berry Plastics Group Inc.	693	13
Tredegar Corp.	524	13
Materion Corp.	449	12
* Molycorp Inc.	1,986	12
AK Steel Holding Corp.	3,005	11
* McEwen Mining Inc.	4,569	11
Neenah Paper Inc.	375	11
* Horsehead Holding Corp.	1,010	11
* Ferro Corp.	2,003	10
Myers Industries Inc.	695	10

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
Wausau Paper Corp.	1,022	10
* Century Aluminum Co.	1,196	10
* Golden Star Resources Ltd.	4,712	7
Gold Resource Corp.	543	7
Zep Inc.	460	7
* OMNOVA Solutions Inc.	827	7
Kronos Worldwide Inc.	373	6
Hawkins Inc.	159	6
* AEP Industries Inc.	79	6
^ US Silica Holdings Inc.	225	6
* Paramount Gold and Silver Corp.	2,708	5
* Landec Corp.	476	5
* Spartech Corp.	527	5
* AM Castle & Co.	309	5
* ADA-ES Inc.	187	5
* Zoltek Cos. Inc.	492	5
* Universal Stainless & Alloy	119	4
FutureFuel Corp.	318	4
Metals USA Holdings Corp.	196	4
Olympic Steel Inc.	177	4
* General Moly Inc.	1,239	4
KMG Chemicals Inc.	157	3
* Midway Gold Corp.	2,532	3
Noranda Aluminum Holding Corp.	521	3
* Arabian American Development Co.	305	2
* United States Lime & Minerals Inc.	41	2
* UFP Technologies Inc.	112	2
* Gold Reserve Inc. Class A	788	2
* Boise Cascade Co.	72	2
* US Antimony Corp.	1,012	2
* Vista Gold Corp.	1,011	2
* Golden Minerals Co.	630	2
Chase Corp.	93	2
* Handy & Harman Ltd.	94	2
* GSE Holding Inc.	189	1
* Revett Minerals Inc.	413	1
		13,572
Telecommunication Services (2.6%)
AT&T Inc.	121,546	4,365
Verizon Communications Inc.	58,898	2,741
CenturyLink Inc.	12,872	446
* Crown Castle International Corp.	6,071	424
* Sprint Nextel Corp.	62,132	360
* SBA Communications Corp. Class A	2,525	180
Windstream Corp.	12,360	106
Frontier Communications Corp.	20,412	85
* tw telecom inc Class A	3,077	78
* Level 3 Communications Inc.	3,323	66
* MetroPCS Communications Inc.	6,208	61
Telephone & Data Systems Inc.	1,942	44
Cogent Communications Group Inc.	971	24
* Clearwire Corp. Class A	7,264	23
* NII Holdings Inc.	3,807	18
Consolidated Communications Holdings Inc.	885	15
* Cincinnati Bell Inc.	3,936	13
* Premiere Global Services Inc.	1,152	12
* United States Cellular Corp.	304	11
Atlantic Tele-Network Inc.	219	10
* 8x8 Inc.	1,594	10
* Vonage Holdings Corp.	2,810	7
Shenandoah Telecommunications Co.	407	6
* General Communication Inc. Class A	656	6
* Iridium Communications Inc.	843	5
* Leap Wireless International Inc.	915	5

45

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

		Market
		Value
	Shares	($000)
USA Mobility Inc.	405	5
* inContact Inc.	649	4
* Fairpoint Communications Inc.	419	3
* ORBCOMM Inc.	757	3
NTELOS Holdings Corp.	263	3
* Cbeyond Inc.	441	3
IDT Corp. Class B	305	3
* Hawaiian Telcom Holdco Inc.	156	3
Lumos Networks Corp.	231	3
HickoryTech Corp.	270	3
* magicJack VocalTec Ltd.	221	3
* Towerstream Corp.	962	2
Primus Telecommunications Group Inc.	179	2
Neutral Tandem Inc.	554	2
* Boingo Wireless Inc.	286	2
		9,165
Utilities (3.4%)
Duke Energy Corp.	14,582	1,010
Southern Co.	17,998	810
Dominion Resources Inc.	11,841	663
NextEra Energy Inc.	8,642	621
Exelon Corp.	17,661	547
American Electric Power Co. Inc.	10,035	470
Sempra Energy	4,993	388
PG&E Corp.	8,750	373
PPL Corp.	12,018	370
Consolidated Edison Inc.	6,069	358
FirstEnergy Corp.	8,665	342
Public Service Enterprise Group Inc.	10,482	342
Edison International	6,751	324
Xcel Energy Inc.	10,089	290
Northeast Utilities	6,498	270
DTE Energy Co.	3,525	235
Entergy Corp.	3,671	229
Wisconsin Energy Corp.	4,789	198
ONEOK Inc.	4,314	194
CenterPoint Energy Inc.	8,883	190
NiSource Inc.	6,445	179
Ameren Corp.	5,052	171
NRG Energy Inc.	6,703	161
AES Corp.	13,385	156
* Calpine Corp.	7,925	146
CMS Energy Corp.	5,465	145
American Water Works Co. Inc.	3,680	145
Pinnacle West Capital Corp.	2,295	128
SCANA Corp.	2,459	120
OGE Energy Corp.	2,067	120
Alliant Energy Corp.	2,333	111
AGL Resources Inc.	2,432	97
NV Energy Inc.	4,893	97
Pepco Holdings Inc.	4,733	96
MDU Resources Group Inc.	3,915	95
Integrys Energy Group Inc.	1,601	91
ITC Holdings Corp.	1,051	89
National Fuel Gas Co.	1,482	86
Questar Corp.	3,643	86
Aqua America Inc.	2,844	83
UGI Corp.	2,297	82
Westar Energy Inc.	2,580	80
TECO Energy Inc.	4,410	76
Atmos Energy Corp.	1,841	70
Great Plains Energy Inc.	2,787	61
Vectren Corp.	1,702	56
Cleco Corp.	1,266	56

46

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

					Market
					Value
				Shares	($000)
	Hawaiian Electric Industries Inc.			2,006	54
	Piedmont Natural Gas Co. Inc.			1,566	50
	IDACORP Inc.			1,025	48
	Portland General Electric Co.			1,544	46
	WGL Holdings Inc.			1,054	44
	Southwest Gas Corp.			943	43
	UIL Holdings Corp.			1,044	41
	UNS Energy Corp.			834	39
	New Jersey Resources Corp.			866	39
	Black Hills Corp.			919	38
	PNM Resources Inc.			1,675	38
	ALLETE Inc.			796	37
	South Jersey Industries Inc.			644	35
	Avista Corp.			1,228	32
	NorthWestern Corp.			778	30
	El Paso Electric Co.			858	29
	MGE Energy Inc.			506	27
	Northwest Natural Gas Co.			586	27
	Atlantic Power Corp.			2,441	24
	Otter Tail Corp.			714	21
	American States Water Co.			374	20
	CH Energy Group Inc.			297	19
	Laclede Group Inc.			449	18
	Empire District Electric Co.			844	18
	California Water Service Group			896	18
	Chesapeake Utilities Corp.			220	11
	SJW Corp.			338	9
	Ormat Technologies Inc.			322	7
	Unitil Corp.			240	7
	Middlesex Water Co.			326	6
	Connecticut Water Service Inc.			192	6
	York Water Co.			251	5
	Artesian Resources Corp. Class A			133	3
	Genie Energy Ltd. Class B			329	2
	Delta Natural Gas Co. Inc.			112	2
	Consolidated Water Co. Ltd.			210	2
*	American DG Energy Inc.			619	1
*	Cadiz Inc.			180	1

					12,004

Total Common Stocks (Cost $315,680)					347,228

		Coupon

Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund	0.143%		2,051,215	2,051

			Maturity
			Date
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.139%	5/29/13	100	100
5,6	Freddie Mac Discount Notes	0.118%	3/11/13	100	100

					200

Total Temporary Cash Investments (Cost $2,251)					2,251

Total Investments (99.8%) (Cost $317,931)					349,479
Other Assets and Liabilities—Net (0.2%)[3]					644

Net Assets (100%)					350,123
Securities with a market value of less than $500 are displayed with a dash.

47

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2013

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Includes $22,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

48

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542 042013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 18, 2013
VANGUARD SCOTTSDALE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 18, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.